UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08274

MassMutual Select Funds

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111

(Address of principal executive offices)     (Zip code)

Eric Wietsma 1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/2012

Date of reporting period: 6/30/2012

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select Funds – President’s Letter to Shareholders

To Our Shareholders

Eric Wietsma

“The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. If you work with one, your financial professional can likely provide invaluable assistance in this effort.”

June 30, 2012

Welcome to the MassMutual Select Funds Semiannual Report covering the six months ended June 30, 2012. Investors continued to navigate numerous economic and geo-political challenges and drove major U.S. and international stock indexes higher during the period, with U.S. stocks leading the way. On the U.S. economic front, the unemployment level remained in a tight range of between 8.1% and 8.3%, with some storm clouds on the horizon in the form of increased jobless claims in June 2012 – and the creation of fewer-than-projected new jobs during the period. Conversely, the housing market showed some signs of recovery, including a 5.9% increase in pending sales of existing homes throughout the country in June that largely reversed the 5.5% dip that occurred in May. The price of crude oil rose to a peak of nearly $110 per barrel in late February, dropped 29% to slightly more than $78 in mid-June, and rebounded somewhat by the end of the quarter to about $85. Oil’s overall decline during the period undermined the performance of energy stocks, but provided consumers with some relief in the form of lower prices at the gas pump. The price of gold rose in January and February before reversing course to finish essentially flat for the six-month period.

For the first half of 2012, the technology-heavy NASDAQ Composite® Index returned 13.30%, the large-cap stock S&P 500® Index advanced 9.48%, the small-cap stock Russell 2000® Index gained 8.53%, and the blue-chip stock Dow Jones Industrial AverageSM (the “Dow”) rose 6.82%. Foreign stocks from both developed and emerging markets trailed their U.S. counterparts significantly, as indicated by the MSCI® EAFE® Index’s return of 2.96%, representing foreign developed markets, and the 3.94% advance of the MSCI Emerging Markets Index. U.S. fixed-income investments advanced modestly, with the Barclays U.S. Aggregate Bond Index returning 2.37%.*

Key events that defined the period

The year started off with a significant rally that lifted stocks here and abroad, as share prices ground out steady gains punctuated by brief and shallow corrections during the first quarter of 2012. Evidence of an improving U.S. economy and investors who were mainly undaunted by Europe’s ongoing sovereign debt crisis were the primary factors driving the market’s gains through March. As the period progressed, data pointing to an economic slowdown in the U.S. and increasing investor concerns over Europe were primarily responsible for the volatility that characterized much of the second quarter, particularly April and May.

In January 2012, Standard & Poor’s downgraded the government debt of France, Spain, Italy, and Austria on concerns over high debt levels and the countries’ significant need to refinance in 2013. In February, the European Union downgraded its growth outlook for the region’s economies, raising new questions about the virtues of austerity plans and setting the stage for renegotiation of the budget-deficit targets for some member states. Continued improvements in U.S. economic data drove a higher level of confidence among investors for a firmer economic recovery. Encouraging economic data during February included a solid decline in claims for unemployment benefits. In March, Greece successfully passed a sovereign debt restructuring that cut its debt by approximately $140 billion. That same month, Chinese Premier Wen Jiabao cut that country’s 2012 target growth rate to 7.5%. Here at home, the economy strengthened, personal spending increased, and incomes also grew modestly.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Select Funds – President’s Letter to Shareholders (Continued)

April began with the release of the minutes from the Federal Open Market Committee’s (“FOMC”) most recent meeting at which the Federal Reserve (the “Fed”) made no changes to key interest rates, but kept “Operation Twist” in place. Under Operation Twist, the Fed has been selling shorter-term U.S. Treasury securities and using the proceeds to buy those with longer terms in an effort to lower long-term interest rates. The FOMC minutes stated that economic conditions were “expected to warrant an exceptionally low federal funds rate through late 2014.” In June, the Fed announced that Operation Twist would continue through the end of 2012.

News from Europe and China was mixed in April and enough to trigger volatility in equity markets here and abroad. Prices on Spanish and Italian debt fell after rallying earlier in the year. In May, economic reports pointed to the potential for a slowdown in U.S. economic growth, and concerns over the European economy and the fate of the euro zone dominated the markets. Signals from Europe indicated deeper economic weakness and concern over Greece’s potential exit from the euro as its national currency. Germany reported larger-than-expected gains in factory orders and a surprise gain in industrial output, and China reported slower export growth and the country’s lowest industrial production growth since 2009. In June, the positive reaction to the election of a pro-austerity government in Greece was overshadowed by news that the yield of Spanish 10-year bonds hit an all-time high of more than 7%, driving Spain’s borrowing costs to potentially unsustainable levels.

On June 28, three months after conducting hearings on the subject, the U.S. Supreme Court revealed that it had voted five to four to uphold the Affordable Care Act, the health care law signed by President Obama in 2010. The ruling left the law essentially intact, with most mandates taking effect in 2014.

The second quarter, which seemed to contain an especially busy news cycle of both positive and negative developments, ended with some good news for investors when Germany’s finance minister signaled the country’s potential willingness to take action sooner than expected to support short-term measures that would offer the euro zone additional bailout funds. Additionally, strong earnings announcements helped support stock prices in the U.S., and companies with noteworthy names from across numerous industries reported solid results.

Keeping it in perspective

The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. If you work with one, your financial professional can likely provide invaluable assistance in this effort.

Thank you for your continued confidence in MassMutual. We continue to work diligently to help you take the steps you need to take to prepare for a more secure financial future, despite what may be occurring in the financial markets – or the world.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/12 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Select Funds – Portfolio Summaries

What is the investment approach of MassMutual Select PIMCO Total Return Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. The Fund’s subadviser is Pacific Investment Management Company LLC (PIMCO).

MassMutual Select PIMCO Total Return Fund Quality Structure (% of Net Assets) on 6/30/12 (Unaudited)

U.S. Government, Aaa/AAA	93.0%
Aa/AA	16.6%
A/A	13.4%
Baa/BBB	12.6%
Ba/BB	3.8%
B and Below	0.7%
Equities	1.1%

Total Long-Term Investments	141.2%
Short-Term Investments and Other Assets and Liabilities (Not Rated)	(41.2)%

Net Assets	100.0%

Securities Sold Short	(1.9)%

Ratings do not apply to the fund itself. If ratings differ, the fund’s subadviser utilizes the higher of Moody’s, S&P and/or Fitch ratings. Securities in the “not rated” category (above) have not been rated by an agency; however, the subadviser performs its own analysis and assigns comparable ratings.

MassMutual Select PIMCO Total Return Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United States	117.2%
United Kingdom	5.6%
Canada	3.3%
France	3.0%
Ireland	2.0%
Mexico	1.6%
Cayman Islands	1.5%
Netherlands	1.5%
Australia	1.3%
Luxembourg	1.1%
Russia	0.7%
Japan	0.4%
United Arab Emirates	0.3%
Brazil	0.3%
India	0.3%
Spain	0.3%
Switzerland	0.2%
Germany	0.1%
Bermuda	0.1%
Qatar	0.1%
Republic of Korea	0.1%
Italy	0.1%
Chile	0.1%
Sweden	0.0%

Total Long-Term Investments	141.2%
Short-Term Investments and Other Assets and Liabilities	(41.2)%

Net Assets	100.0%

Securities Sold Short	(1.9)%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, mortgage-backed or asset-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund.

MassMutual Select Strategic Bond Fund Quality Structure (% of Net Assets) on 6/30/12 (Unaudited)

U.S. Government, Aaa/AAA	53.3%
Aa/AA	6.5%
A/A	17.8%
Baa/BBB	11.0%
Ba/BB	3.9%
B and Below	6.2%
Equities	0.1%
Purchased Options	0.0%
Warrants	0.0%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities (Not Rated)	1.2%

Net Assets	100.0%

Ratings do not apply to the fund itself. If ratings differ, the fund’s subadviser utilizes the higher of Moody’s, S&P and/or Fitch ratings. Securities in the “not rated” category (above) have not been rated by an agency; however, the subadviser performs its own analysis and assigns comparable ratings.

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund normally invests at least 80% of its net assets in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 47% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which was responsible for approximately 53% of the Fund’s portfolio, as of June 30, 2012.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Exxon Mobil Corp.	4.4%
General Electric Co.	3.1%
Chevron Corp.	3.0%
JP Morgan Chase & Co.	2.6%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.3%
Microsoft Corp.	2.3%
Merck & Co., Inc.	2.1%
AT&T, Inc.	2.0%
UnitedHealth Group, Inc.	1.7%

25.9%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	19.8%
Consumer, Non-cyclical	17.8%
Energy	13.1%
Communications	12.6%
Industrial	12.3%
Technology	9.1%
Consumer, Cyclical	5.5%
Utilities	4.4%
Basic Materials	2.6%
Mutual Funds	0.9%

Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, with a focus on companies with large market capitalizations (generally above $2 billion). The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Wells Fargo & Co.	3.6%
Chevron Corp.	3.5%
JP Morgan Chase & Co.	3.3%
Pfizer, Inc.	2.8%
General Electric Co.	2.6%
AT&T, Inc.	2.6%
Exxon Mobil Corp.	2.4%
Merck & Co., Inc.	2.4%
Cisco Systems, Inc.	2.3%
ACE Ltd.	2.3%

27.8%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	22.1%
Consumer, Non-cyclical	20.7%
Energy	12.7%
Industrial	10.8%
Consumer, Cyclical	9.1%
Communications	8.5%
Technology	6.6%
Basic Materials	4.9%
Utilities	3.4%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Select Fundamental Value Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United States	85.9%
Switzerland	5.6%
Ireland	2.6%
United Kingdom	1.5%
Belgium	1.2%
Canada	1.0%
Israel	1.0%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Large Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks both capital growth and income by investing primarily in large-capitalization companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund’s subadviser is Davis Selected Advisers, L.P. (Davis).

MassMutual Select Large Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

CVS Caremark Corp.	6.3%
Wells Fargo & Co.	5.9%
American Express Co.	5.9%
Bank of New York Mellon Corp.	4.8%
Costco Wholesale Corp.	4.5%
Google, Inc. Class A	3.3%
Loews Corp.	2.8%
Bed Bath & Beyond, Inc.	2.8%
Berkshire Hathaway, Inc. Class A	2.7%
The Progressive Corp.	2.5%

41.5%

MassMutual Select Large Cap Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	34.7%
Consumer, Cyclical	16.4%
Consumer, Non-cyclical	11.5%
Energy	8.9%
Communications	7.9%
Basic Materials	5.7%
Technology	4.5%
Industrial	2.7%
Diversified	1.4%

Total Long-Term Investments	93.7%
Short-Term Investments and Other Assets and Liabilities	6.3%

Net Assets	100.0%

MassMutual Select Large Cap Value Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United States	74.3%
Switzerland	5.3%
Canada	4.9%
United Kingdom	3.1%
Hong Kong	2.5%
Netherlands	1.1%
Netherlands Antilles	0.8%
Bermuda	0.5%
China	0.5%
Mexico	0.4%
Brazil	0.3%

Total Long-Term Investments	93.7%
Short-Term Investments and Other Assets and Liabilities	6.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MM S&P 500® Index Fund, formerly known as MassMutual Select Indexed Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the S&P 500® Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI). Effective August 24, 2012, the name of this Fund changed from MassMutual Select Indexed Equity Fund to MM S&P 500® Index Fund. The Fund’s investment approach remains the same.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500,” and “S&P 500®” are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Apple, Inc.	4.4%
Exxon Mobil Corp.	3.2%
Microsoft Corp.	1.8%
International Business Machines Corp.	1.8%
General Electric Co.	1.8%
AT&T, Inc.	1.7%
Chevron Corp.	1.7%
Johnson & Johnson	1.5%
Wells Fargo & Co.	1.4%
The Coca-Cola Co.	1.4%

20.7%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	22.1%
Technology	14.2%
Financial	13.9%
Communications	11.4%
Energy	10.7%
Industrial	10.4%
Consumer, Cyclical	8.7%
Utilities	3.6%
Basic Materials	3.4%
Diversified	0.0%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Focused Value Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are undervalued. The Fund’s subadviser is Harris Associates L.P. (Harris).

MassMutual Select Focused Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Intel Corp.	7.9%
Wells Fargo & Co.	6.4%
Visa, Inc. Class A	5.8%
Penn National Gaming, Inc.	5.6%
Applied Materials, Inc.	5.3%
Tiffany & Co.	4.9%
Franklin Resources, Inc.	4.8%
Carnival Corp.	4.8%
Cabela’s, Inc.	4.8%
CarMax, Inc.	4.7%

55.0%

MassMutual Select Focused Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Cyclical	33.9%
Technology	17.4%
Industrial	12.2%
Financial	11.3%
Energy	10.0%
Consumer, Non-cyclical	9.8%

Total Long-Term Investments	94.6%
Short-Term Investments and Other Assets and Liabilities	5.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Fundamental Growth Fund, formerly known as MassMutual Select NASDAQ-100® Fund, and who is the Fund’s subadviser?

Prior to February 22, 2012, the Fund sought to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®. Under normal circumstances, the Fund invested at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the NASDAQ-100 Index. The Fund’s subadviser was Northern Trust Investments, Inc. (NTI).

Effective February 22, 2012, the Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

On February 22, 2012, pursuant to the approval of the Board of Trustees of the Fund (the “Board”), the Fund’s name, investment objective, and investment strategy changed to permit the Fund to be “actively” managed. In conjunction with these changes, the Board approved a new subadviser for the Fund, Wellington Management, to replace NTI and to begin actively selecting investments in an attempt not only to match, but potentially to outperform, the Fund’s new benchmark index, the Russell 1000® Growth Index. (It is, of course, also possible that an actively managed fund will underperform its benchmark index.) Prior to this date, the Fund had been named MassMutual Select NASDAQ-100® Fund and was “passively” managed – meaning that the Fund’s investment manager attempted to provide an investment return comparable to that of the Fund’s benchmark index, the NASDAQ-100 Index.

MassMutual Select Fundamental Growth Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Apple, Inc.	8.1%
Microsoft Corp.	4.5%
Cisco Systems, Inc.	4.3%
International Business Machines Corp.	3.5%
The Coca-Cola Co.	3.2%
Philip Morris International, Inc.	2.7%
EMC Corp.	2.6%
Amgen, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Wal-Mart Stores, Inc.	2.1%

35.4%

MassMutual Select Fundamental Growth Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Technology	25.9%
Consumer, Non-cyclical	21.2%
Communications	18.3%
Consumer, Cyclical	14.1%
Industrial	6.6%
Energy	5.1%
Basic Materials	1.5%
Financial	1.2%

Total Long-Term Investments	93.9%
Short-Term Investments and Other Assets and Liabilities	6.1%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Apple, Inc.	10.1%
Google, Inc. Class A	4.1%
Amazon.com, Inc.	4.0%
Danaher Corp.	3.1%
Priceline.com, Inc.	3.1%
MasterCard, Inc. Class A	2.9%
Starbucks Corp.	2.5%
American Tower Corp.	2.2%
QUALCOMM, Inc.	2.0%
Praxair, Inc.	2.0%

36.0%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Communications	21.1%
Consumer, Cyclical	16.5%
Technology	15.8%
Consumer, Non-cyclical	15.5%
Industrial	12.0%
Financial	8.7%
Energy	4.8%
Basic Materials	4.4%
Mutual Funds	0.0%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 51% of the Fund’s portfolio; and Delaware Management Company (DMC), which was responsible for approximately 49% of the Fund’s portfolio, as of June 30, 2012.

MassMutual Select Growth Opportunites Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Apple, Inc.	8.9%
Visa, Inc. Class A	6.6%
Google, Inc. Class A	5.2%
QUALCOMM, Inc.	4.7%
Priceline.com, Inc.	4.1%
Amazon.com, Inc.	3.9%
Allergan, Inc.	3.8%
Salesforce.com, Inc.	3.2%
IntercontinentalExchange, Inc.	3.2%
Crown Castle International Corp.	2.6%

46.2%

MassMutual Select Growth Opportunites Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Communications	25.3%
Technology	22.2%
Consumer, Non-cyclical	22.1%
Consumer, Cyclical	10.1%
Energy	8.4%
Financial	6.3%
Basic Materials	3.0%
Industrial	1.7%
Pipeline	0.1%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Mid-Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The Fund’s subadvisers are NFJ Investment Group LLC (NFJ), which managed approximately 33% of the Fund’s portfolio; and Systematic Financial Management, L.P. (Systematic), which was responsible for approximately 67% of the Fund’s portfolio, as of June 30, 2012.

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

NiSource, Inc.	2.3%
The Allstate Corp.	2.2%
Energen Corp.	1.8%
Foot Locker, Inc.	1.7%
Comerica, Inc.	1.6%
Lincoln National Corp.	1.6%
Cadence Design Systems, Inc.	1.5%
HollyFrontier Corp.	1.5%
PPL Corp.	1.5%
Discover Financial Services	1.4%

17.1%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	26.6%
Consumer, Non-cyclical	13.0%
Consumer, Cyclical	12.1%
Utilities	11.4%
Industrial	11.2%
Basic Materials	9.0%
Technology	6.9%
Energy	6.1%
Communications	1.7%

Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 58% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 42% of the Fund’s portfolio, as of June 30, 2012.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Carlisle Cos., Inc.	2.0%
Cabela’s, Inc.	1.9%
Mentor Graphics Corp.	1.8%
HealthSouth Corp.	1.7%
Prosperity Bancshares, Inc.	1.5%
Fiserv, Inc.	1.4%
Terex Corp.	1.4%
Belden, Inc.	1.3%
Oshkosh Corp.	1.3%
Forward Air Corp.	1.3%

15.6%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Industrial	29.5%
Consumer, Cyclical	17.8%
Financial	17.2%
Consumer, Non-cyclical	12.8%
Technology	7.2%
Utilities	3.2%
Energy	3.2%
Basic Materials	3.0%
Communications	1.1%

Total Long-Term Investments	95.0%
Short-Term Investments and Other Assets and Liabilities	5.0%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Federated Clover Investment Advisors (Federated Clover), which managed approximately 39% of the Fund’s portfolio; T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 52% of the Fund’s portfolio; and EARNEST Partners, LLC (Earnest Partners), which oversaw approximately 9% of the Fund’s portfolio, as of June 30, 2012.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

ProAssurance Corp.	1.4%
Aaron’s, Inc.	1.4%
Cleco Corp.	1.3%
Landstar System, Inc.	1.2%
Beacon Roofing Supply, Inc.	0.9%
Genesee & Wyoming, Inc. Class A	0.8%
Owens & Minor, Inc.	0.8%
East West Bancorp, Inc.	0.8%
Wintrust Financial Corp.	0.8%
SVB Financial Group	0.8%

10.2%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	25.0%
Industrial	21.2%
Consumer, Cyclical	12.7%
Consumer, Non-cyclical	12.1%
Basic Materials	7.0%
Energy	6.4%
Technology	4.9%
Utilities	4.4%
Communications	3.7%
Mutual Funds	0.4%

Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth Equity II Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 79% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 21% of the Fund’s portfolio, as of June 30, 2012.

MassMutual Select Mid Cap Growth Equity II Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

AMETEK, Inc.	2.1%
IHS, Inc. Class A	1.6%
Dollar General Corp.	1.4%
Quanta Services, Inc.	1.4%
Gartner, Inc.	1.4%
Roper Industries, Inc.	1.4%
DENTSPLY International, Inc.	1.2%
Pall Corp.	1.1%
Nuance Communications, Inc.	1.1%
Textron, Inc.	1.1%

13.8%

MassMutual Select Mid Cap Growth Equity II Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	25.7%
Industrial	16.5%
Technology	15.2%
Consumer, Cyclical	13.5%
Communications	6.8%
Financial	6.4%
Energy	6.1%
Basic Materials	3.6%
Utilities	1.1%
Mutual Funds	0.7%

Total Long-Term Investments	95.6%
Short-Term Investments and Other Assets and Liabilities	4.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 52% of the Fund’s portfolio; and Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 48% of the Fund’s portfolio, as of June 30, 2012.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Portfolio Recovery Associates, Inc.	2.8%
Wabtec Corp.	2.5%
Dril-Quip, Inc.	2.3%
Under Armour, Inc. Class A	2.2%
Cyberonics, Inc.	2.0%
Volcano Corp.	2.0%
MICROS Systems, Inc.	1.6%
Stratasys, Inc.	1.6%
Dexcom, Inc.	1.5%
Sapient Corp.	1.5%

20.0%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	19.1%
Industrial	16.6%
Technology	15.5%
Consumer, Cyclical	15.3%
Financial	11.0%
Communications	9.9%
Energy	5.9%
Basic Materials	1.9%
Mutual Funds	1.5%
Utilities	0.3%

Total Long-Term Investments	97.0%
Short-Term Investments and Other Assets and Liabilities	3.0%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Small Company Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are The Boston Company Asset Management, LLC (The Boston Company), which managed approximately 39% of the Fund’s portfolio; and Eagle Asset Management, Inc. (Eagle), which was responsible for approximately 61% of the Fund’s portfolio, as of June 30, 2012.

MassMutual Select Small Company Growth Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Genesco, Inc.	2.1%
Catalyst Health Solutions, Inc.	1.6%
iShares Russell 2000 Growth Index Fund	1.6%
Vitamin Shoppe, Inc.	1.4%
Shuffle Master, Inc.	1.3%
Cepheid, Inc.	1.3%
Salix Pharmaceuticals Ltd.	1.3%
Monster Worldwide, Inc.	1.2%
Lufkin Industries, Inc.	1.2%
Triumph Group, Inc.	1.2%

14.2%

MassMutual Select Small Company Growth Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Consumer, Non-cyclical	29.4%
Consumer, Cyclical	19.2%
Industrial	16.1%
Technology	11.9%
Communications	6.7%
Energy	4.7%
Financial	4.4%
Basic Materials	3.9%
Mutual Funds	1.6%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Diversified International Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities from developed countries included in the Morgan Stanley Capital International (“MSCI®”) Europe, Australasia, Far East (“EAFE®”) Value Index, which is the Fund’s benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries and typically does not invest in U.S. companies. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).

MassMutual Select Diversified International Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

Vodafone Group PLC	4.0%
Royal Dutch Shell PLC Class A	3.6%
HSBC Holdings PLC	3.4%
ENI SpA	2.8%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Sanofi	2.6%
Honda Motor Co. Ltd.	2.3%
Bayer AG	2.2%
Australia & New Zealand Banking Group Ltd.	2.2%
Hitachi Ltd.	2.0%

27.9%

MassMutual Select Diversified International Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	24.5%
Consumer, Cyclical	13.6%
Consumer, Non-cyclical	12.4%
Energy	10.2%
Communications	9.0%
Industrial	9.0%
Basic Materials	7.7%
Utilities	5.4%
Technology	4.0%
Diversified	1.4%

Total Long-Term Investments	97.2%
Short-Term Investments and Other Assets and Liabilities	2.8%

Net Assets	100.0%

MassMutual Select Diversified International Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United Kingdom	25.2%
Japan	23.0%
Germany	9.4%
France	9.0%
Italy	4.5%
Sweden	3.4%
Switzerland	3.1%
Hong Kong	3.0%
Netherlands	2.9%
Australia	2.2%
Republic of Korea	2.1%
Spain	1.7%
Finland	1.2%
China	1.0%
Belgium	1.0%
Israel	0.8%
Luxembourg	0.8%
Canada	0.7%
Norway	0.6%
South Africa	0.6%
Taiwan	0.6%
New Zealand	0.4%

Total Long-Term Investments	97.2%
Short-Term Investments and Other Assets and Liabilities	2.8%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Select Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest in equity securities of issuers in emerging markets. The Fund’s subadvisers are J.P. Morgan Investment Management Inc. (J.P. Morgan), which managed approximately 24% of the Fund’s portfolio; Massachusetts Financial Services Company (MFS), which was responsible for approximately 52% of the Fund’s portfolio; and Harris Associates L.P. (Harris), which oversaw approximately 24% of the Fund’s portfolio, as of June 30, 2012.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

HSBC Holdings PLC	2.4%
Honda Motor Co. Ltd.	2.1%
Bayer AG	2.1%
Nestle SA	2.0%
Canon, Inc.	1.9%
Royal Dutch Shell PLC Class A	1.8%
Linde AG	1.7%
Diageo PLC	1.7%
Roche Holding AG	1.4%
Heineken NV	1.3%

18.4%

MassMutual Select Overseas Fund Sector Table (% of Net Assets) on 6/30/12 (Unaudited)

Financial	22.6%
Consumer, Non-cyclical	18.3%
Consumer, Cyclical	13.8%
Industrial	11.0%
Basic Materials	10.6%
Technology	7.5%
Communications	6.2%
Energy	5.1%
Utilities	1.6%
Diversified	1.3%

Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%

Net Assets	100.0%

MassMutual Select Overseas Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United Kingdom	19.4%
Japan	18.3%
Switzerland	11.1%
Germany	10.2%
France	10.1%
Netherlands	6.3%
Australia	2.7%
Spain	2.5%
Italy	2.4%
Hong Kong	1.9%
Canada	1.8%
Sweden	1.7%
Taiwan	1.4%
Republic of Korea	1.4%
Bermuda	0.9%
India	0.9%
Brazil	0.9%
Ireland	0.7%
Singapore	0.5%
Israel	0.5%
South Africa	0.5%
Czech Republic	0.4%
Finland	0.3%
China	0.3%
Belgium	0.3%
Luxembourg	0.2%
Norway	0.2%
New Zealand	0.1%
Mexico	0.1%

Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%

Net Assets	100.0%

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.1%

PREFERRED STOCK — 1.1%
Electric — 1.1%
PPL Corp. 9.500%	400,000	$21,160,000

TOTAL PREFERRED STOCK (Cost $21,450,000)		21,160,000

TOTAL EQUITIES (Cost $21,450,000)		21,160,000

	Principal Amount
BONDS & NOTES — 140.1%

BANK LOANS — 0.0%
Diversified Financial — 0.0%
Petroleum Export Term Loan B FRN 1.000% 12/20/12	$380,200	351,687

TOTAL BANK LOANS (Cost $377,363)		351,687

CORPORATE DEBT — 39.9%
Aerospace & Defense — 1.0%
United Technologies Corp. FRN 0.736% 12/02/13	18,200,000	18,264,519

Agriculture — 0.6%
Reynolds American, Inc. 7.625% 6/01/16	10,000,000	12,052,260

Auto Manufacturers — 0.2%
Volkswagen International Finance NV FRN (a) 0.918% 10/01/12	3,100,000	3,102,018

Banks — 10.9%
Abbey National Treasury Services PLC FRN 2.045% 4/25/14	2,100,000	2,009,465
American Express Bank FSB 5.500% 4/16/13	10,800,000	11,203,056
Australia & New Zealand Banking Group Ltd. FRN 1.315% 5/08/13	2,100,000	2,100,890
Australia & New Zealand Banking Group Ltd. (a) 2.125% 1/10/14	2,400,000	2,428,452
Australia & New Zealand Banking Group Ltd. (a) 2.400% 11/23/16	1,500,000	1,535,867
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,382,500

	Principal Amount	Value
Banco Santander Brazil SA FRN (a) 2.567% 3/18/14	$1,200,000	$1,154,887
Banco Santander Chile FRN (a) 2.065% 1/19/16	1,000,000	935,000
Bank of America Corp. FRN 0.967% 9/11/12	1,600,000	1,599,846
Bank of India 6.250% 2/16/21	3,700,000	3,681,674
Bank of Montreal (a) 1.950% 1/30/18	300,000	308,669
Bank of Nova Scotia (a) 1.650% 10/29/15	900,000	920,191
Bank of Nova Scotia (a) 1.950% 1/30/17	1,000,000	1,029,298
Barclays Bank PLC 2.375% 1/13/14	800,000	801,891
Barclays Bank PLC (a) 10.179% 6/12/21	11,700,000	13,803,075
BBVA Bancomer SA (a) 4.500% 3/10/16	500,000	502,500
BBVA Bancomer SA (a) 6.500% 3/10/21	4,900,000	4,949,000
BBVA US Senior SA FRN 2.590% 5/16/14	6,000,000	5,579,316
BNP Paribas SA FRN 1.369% 1/10/14	3,700,000	3,622,674
Credit Suisse New York 2.200% 1/14/14	800,000	805,200
Dexia Credit Local SA (a) 2.750% 4/29/14	47,645,000	46,493,897
Export-Import Bank of Korea 4.000% 1/29/21	400,000	412,889
First Horizon National Corp. 4.500% 5/15/13	1,100,000	1,116,530
GMAC, Inc. 7.500% 12/31/13	5,000,000	5,300,000
Groupe BPCE (a) 2.375% 10/04/13	400,000	392,719
HSBC Bank PLC (a) 2.000% 1/19/14	800,000	807,330
ICICI Bank Ltd. (a) 4.750% 11/25/16	6,400,000	6,342,528
ICICI Bank Ltd. (a) 5.500% 3/25/15	2,200,000	2,252,824
ING Bank NV FRN (a) 1.517% 3/15/13	7,000,000	7,002,310
ING Bank NV (a) 2.500% 1/14/16	500,000	508,166
Intesa Sanpaolo SpA FRN (a) 2.866% 2/24/14	1,800,000	1,690,232
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	13,099,577

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Korea Development Bank 3.500% 8/22/17	$900,000	$939,576
Korea Development Bank 8.000% 1/23/14	1,000,000	1,090,995
LBG Capital No.2 PLC GBP (c) 9.125% 7/15/20	3,000,000	4,065,337
Lloyds TSB Bank PLC 4.875% 1/21/16	1,400,000	1,469,770
National Australia Bank Ltd. FRN (a) 1.189% 4/11/14	7,800,000	7,803,830
Nordea Bank AB (a) 2.125% 1/14/14	400,000	400,650
Resona Bank Ltd. VRN (a) 5.850% 12/31/49	6,200,000	6,380,308
The Royal Bank of Scotland PLC EUR (c) 3.625% 5/17/13	800,000	1,025,808
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	10,000,000	10,281,410
Santander UK PLC FRN EUR (c) 1.018% 10/10/17	4,900,000	4,602,783
Sberbank of Russia Via SB Capital SA (a) 4.950% 2/07/17	3,300,000	3,349,500
Sumitomo Mitsui Banking Corp. (a) 1.950% 1/14/14	1,000,000	1,010,255
UBS AG FRN 1.465% 1/28/14	2,700,000	2,685,182
Wachovia Corp. 5.625% 10/15/16	10,700,000	12,061,554

		202,939,411

Building Materials — 0.2%
Corporacion GEO SAB de CV (a) 9.250% 6/30/20	3,000,000	3,120,000

Chemicals — 0.4%
Braskem Finance Ltd. (a) 5.750% 4/15/21	2,000,000	2,055,000
Braskem Finance Ltd. (a) 7.000% 5/07/20	5,100,000	5,573,280

		7,628,280

Computers — 0.3%
Hewlett-Packard Co. FRN 0.746% 5/24/13	6,000,000	5,986,908

Diversified Financial — 15.2%
Ally Financial, Inc. FRN 3.867% 6/20/14	21,600,000	21,394,368
Ally Financial, Inc. 4.500% 2/11/14	5,700,000	5,778,375
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,498,000
Citigroup, Inc. FRN 1.316% 2/15/13	1,300,000	1,300,013

	Principal Amount	Value
Citigroup, Inc. FRN 1.918% 1/13/14	$2,200,000	$2,190,368
Citigroup, Inc. 5.000% 9/15/14	11,700,000	11,993,284
Credit Agricole Home Loan FRN (a) 1.215% 7/21/14	5,400,000	5,277,895
FCE Bank PLC EUR (c) 7.125% 1/15/13	5,000,000	6,517,321
Federal Home Loan Mortgage Corp. 1.000% 3/08/17	900,000	903,571
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	17,100,000	17,117,996
Federal Home Loan Mortgage Corp. 1.750% 5/30/19	1,800,000	1,842,897
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	500,000	514,478
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	6,700,000	7,723,614
Federal Home Loan Mortgage Corp. 5.000% 2/16/17	1,800,000	2,132,322
Federal Home Loan Mortgage Corp. 5.500% 7/18/16	1,500,000	1,783,875
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	3,500,000	4,286,235
Federal National Mortgage Association 0.500% 7/02/15	11,000,000	10,974,543
Federal National Mortgage Association 1.125% 4/27/17	1,500,000	1,513,337
Federal National Mortgage Association (d) 1.250% 1/30/17	68,700,000	69,842,728
Federal National Mortgage Association 1.375% 11/15/16	14,500,000	14,835,938
Federal National Mortgage Association 1.625% 10/26/15	190,000	196,245
Federal National Mortgage Association 5.000% 2/13/17	4,700,000	5,575,581
Federal National Mortgage Association 5.000% 5/11/17	3,600,000	4,292,376
Federal National Mortgage Association 5.375% 7/15/16	2,300,000	2,723,972
Federal National Mortgage Association 5.375% 6/12/17	8,100,000	9,829,918
FIA Card Services NA 7.125% 11/15/12	10,700,000	10,900,069

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. LLC 7.000% 10/01/13	$300,000	$320,107
General Electric Capital Corp. VRN 7.125% 12/31/49	5,500,000	5,810,530
HSBC Holdings PLC 5.100% 4/05/21	10,100,000	11,276,145
International Lease Finance Corp. (a) 6.750% 9/01/16	700,000	752,500
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,400,000	2,406,422
Merrill Lynch & Co., Inc. 5.450% 2/05/13	900,000	918,097
Morgan Stanley FRN 2.966% 5/14/13	1,300,000	1,298,220
SLM Corp. 6.250% 1/25/16	100,000	105,000
SLM Corp. 8.000% 3/25/20	8,200,000	8,979,000
SLM Corp. 8.450% 6/15/18	10,000,000	11,200,000
Sydney Airport Finance (a) 5.125% 2/22/21	300,000	320,798
TNK-BP Finance SA (a) (e) 7.250% 2/02/20	5,000,000	5,615,600
TNK-BP Finance SA (b) 7.250% 2/02/20	4,500,000	5,054,040
TNK-BP Finance SA (b) 7.500% 3/13/13	5,000,000	5,187,500

		284,183,278

Electric — 0.9%
Comision Federal de Electricidad (a) 4.875% 5/26/21	8,800,000	9,504,000
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	6,320,250

		15,824,250

Holding Company – Diversified — 0.1%
Noble Group Ltd. (a) 4.875% 8/05/15	1,000,000	1,000,000
Noble Group Ltd. (b) 6.625% 8/05/20	1,400,000	1,344,000

		2,344,000

Insurance — 2.7%
American International Group, Inc. 5.050% 10/01/15	12,500,000	13,267,262
American International Group, Inc. (a) 6.820% 11/15/37	5,000,000	5,800,100
Cincinnati Financial Corp. 6.920% 5/15/28	26,742,000	31,294,478

		50,361,840

	Principal Amount	Value
Iron & Steel — 0.8%
CSN Islands XI Corp. (a) 6.875% 9/21/19	$2,000,000	$2,180,000
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	10,000,000	11,150,000
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	1,600,000	1,784,000

		15,114,000

Oil & Gas — 1.5%
Gazprom OAO Via Gaz Capital SA (a) 5.092% 11/29/15	200,000	210,500
Gazprom OAO Via Morgan Stanley Bank AG (b) 9.625% 3/01/13	2,500,000	2,619,125
Novatek Finance Ltd. (a) 5.326% 2/03/16	400,000	416,048
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,797,596
Petroleos Mexicanos 5.500% 1/21/21	2,800,000	3,164,000
Petroleos Mexicanos (a) 5.500% 6/27/44	400,000	409,000
Petroleos Mexicanos 6.500% 6/02/41	5,000,000	5,837,500
Ras Laffan LNG 3 (b) 5.500% 9/30/14	1,800,000	1,939,500
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	6,600,000	6,202,574
Transocean, Inc., Series C, Convertible 1.500% 12/15/37	4,500,000	4,477,500

		28,073,343

Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	90,053	106,644

Savings & Loans — 3.5%
AK Transneft OJSC Via TransCapitalInvest Ltd. (b) 7.700% 8/07/13	14,200,000	15,044,843
AK Transneft OJSC Via TransCapitalInvest Ltd. (b) 8.700% 8/07/18	800,000	997,200
LBG Capital No.1 PLC GBP (c) 7.588% 5/12/20	5,415,000	7,251,006
LBG Capital No.1 PLC GBP (c) 7.867% 12/17/19	7,567,000	10,191,916
LBG Capital No.1 PLC GBP (c) 7.869% 8/25/20	2,906,000	3,900,408
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	392,000	410,620

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RZD Capital Ltd. 5.739% 4/03/17	$3,100,000	$3,309,033
SSIF Nevada LP FRN (a) 1.166% 4/14/14	12,500,000	12,416,200
Vnesheconombank Via VEB Finance Ltd. (a) 5.450% 11/22/17	400,000	413,796
Vnesheconombank Via VEB Finance Ltd. (a) 6.902% 7/09/20	9,500,000	10,278,715
Vnesheconombank Via VEB Finance PLC (a) 5.375% 2/13/17	1,800,000	1,862,712

		66,076,449

Telecommunications — 0.7%
Deutsche Telekom International Finance BV GBP (c) 6.500% 4/08/22	3,300,000	6,199,250
Indosat Palapa Co. BV (a) 7.375% 7/29/20	5,000,000	5,400,000
Qtel International Finance Ltd. (a) 4.750% 2/16/21	200,000	213,000
Qwest Corp. FRN 3.717% 6/15/13	1,300,000	1,301,221

		13,113,471

Transportation — 0.9%
Asciano Finance (a) 5.000% 4/07/18	9,000,000	9,401,121
DP World Sukuk Ltd. (a) (e) 6.250% 7/02/17	7,000,000	7,560,000

		16,961,121

TOTAL CORPORATE DEBT (Cost $725,983,326)		745,251,792

MUNICIPAL OBLIGATIONS — 3.5%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	8,623,440
Bay Area Toll Authority BAB 7.043% 4/01/50	10,500,000	14,851,935
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	5,011,779
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	9,373,702
Los Angeles Community College District BAB 6.750% 8/01/49	3,000,000	3,974,490
Metropolitan Government of Nashville & Davidson County Convention Center Authority 6.731% 7/01/43	100,000	114,899

	Principal Amount	Value
New York City Municipal Water Finance Authority 5.000% 6/15/44	$1,000,000	$1,109,540
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,415,800
New York Liberty Development Corp. 5.000% 12/15/41	200,000	220,562
New York State Dormitory Authority 5.051% 9/15/27	600,000	705,984
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	5,491,150
State of California BAB 5.700% 11/01/21	3,500,000	3,984,715

		64,877,996

TOTAL MUNICIPAL OBLIGATIONS (Cost $52,057,911)		64,877,996

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.9%
Commercial MBS — 4.9%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.807% 2/24/51	6,500,000	7,193,485
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	31,511,937
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3 VRN 6.407% 2/15/41	2,800,000	3,103,721
European Loan Conduit, Series 25A, Class A FRN EUR (a) (c) 0.840% 5/15/19	4,342,192	4,729,104
European Loan Conduit, Series 25X, Class A FRN EUR (b) (c) 0.840% 5/15/19	102,169	111,273
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	3,500,000	3,824,399
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.978% 8/15/45	25,000,000	27,998,153
Real Estate Capital PLC, Series 4, Class A1 FRN GBP (b) (c) 1.263% 10/20/14	4,275,000	6,680,426
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 1.294% 10/23/16	5,221,599	7,119,031

		92,271,529

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 0.3%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.716% 5/21/21	$3,800,000	$3,589,202
Penta CLO SA, Series 2007-1X, Class A1 FRN EUR (b) (c) 1.166% 6/04/24	968,307	1,090,599

		4,679,801

Student Loans ABS — 1.0%
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.338% 8/15/23	18,500,000	18,499,848

WL Collateral CMO — 2.7%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A1B FRN EUR (a) (c) 1.886% 11/19/47	8,137,572	10,312,811
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A1B FRN EUR (a) (c) 1.889% 5/16/47	258,294	327,075
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (c) 2.089% 5/16/47	1,900,000	2,412,428
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.817% 9/25/36	357,627	317,463
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.503% 12/20/54	1,972,808	1,894,423
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (c) 0.505% 12/20/54	4,693,916	5,721,559
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (c) 0.615% 12/20/54	2,396,736	2,921,415
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.654% 9/25/35	5,298,059	4,852,784
Holmes Master Issuer PLC, Series 2011-1A, Class A3 EUR (a) (c) 2.107% 10/15/54	1,000,000	1,270,790
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 VRN 5.179% 7/25/36	11,080,523	9,089,006
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 4.828% 8/25/35	4,275,000	3,911,687
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 2.996% 2/25/34	2,368,557	2,217,691

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	$5,210,972	$4,924,049

		50,173,181

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $160,191,444)		165,624,359

SOVEREIGN DEBT OBLIGATIONS — 3.3%
Canada Housing Trust No 1 CAD (a) (c) 3.350% 12/15/20	4,500,000	4,839,986
Canada Housing Trust No 1 CAD (a) (c) 3.800% 6/15/21	500,000	555,815
ENN Energy Holdings Ltd. (a) 6.000% 5/13/21	300,000	301,814
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	423,179
Mexican Bonos MXN (c) 6.000% 6/18/15	9,900,000	767,887
Mexican Bonos MXN (c) 7.750% 12/14/17	16,100,000	1,367,813
Province of British Columbia Canada CAD (c) 3.250% 12/18/21	100,000	103,910
Province of Ontario Canada 1.600% 9/21/16	2,100,000	2,137,840
Province of Ontario Canada 3.000% 7/16/18	400,000	429,607
Province of Ontario Canada CAD (c) 3.150% 6/02/22	3,500,000	3,550,123
Province of Ontario Canada CAD (c) 4.000% 6/02/21	14,900,000	16,210,281
Province of Ontario Canada CAD (c) 4.200% 3/08/18	100,000	109,430
Province of Ontario Canada CAD (c) 4.200% 6/02/20	4,100,000	4,518,900
Province of Ontario Canada CAD (c) 4.300% 3/08/17	700,000	762,932
Province of Ontario Canada CAD (c) 4.400% 6/02/19	1,300,000	1,446,714
Province of Ontario Canada 4.400% 4/14/20	1,000,000	1,162,533
Province of Ontario Canada CAD (c) 4.600% 6/02/39	700,000	823,767
Province of Ontario Canada CAD (c) 5.500% 6/02/18	300,000	349,056
Province of Quebec Canada 2.750% 8/25/21	1,600,000	1,655,003

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Province of Quebec Canada 3.500% 7/29/20	$1,400,000	$1,540,000
Province of Quebec Canada CAD (c) 3.500% 12/01/22	10,100,000	10,437,592
Province of Quebec Canada CAD (c) 4.250% 12/01/21	7,400,000	8,143,271
Province of Quebec Canada CAD (c) 4.500% 12/01/16	100,000	109,443
Province of Quebec Canada CAD (c) 4.500% 12/01/18	400,000	445,375
Province of Quebec Canada CAD (c) 4.500% 12/01/20	400,000	447,960
United Mexican States MXN (c) 10.000% 12/05/24	1,400,000	147,051

		62,787,282

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $61,003,227)		62,787,282

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 53.6%
Pass-Through Securities — 53.6%
Federal Home Loan Mortgage Corp. Pool #C03701 4.500% 9/01/41	1,565,965	1,671,973
Federal Home Loan Mortgage Corp. TBA Pool#5159 4.500% 5/01/39 (f)	1,000,000	1,067,344
Federal National Mortgage Association Pool #470529 2.475% 4/01/19	2,800,000	2,885,212
Pool #AB4503 3.000% 2/01/42	2,191,370	2,248,893
Pool #AK4943 3.000% 3/01/42	14,104,773	14,475,023
Pool #MA1044 3.000% 4/01/42	1,999,998	2,052,498
Pool #AO4764 3.000% 5/01/42	571,794	586,803
Pool #AO2970 3.000% 5/01/42	6,428,272	6,597,014
Pool #AO5929 3.000% 6/01/42	8,703,878	8,932,355
Pool #AO4277 3.000% 6/01/42	1,000,000	1,026,250
Pool #MA0504 3.500% 8/01/20	872,027	925,745
Pool #AE3066 3.500% 9/01/25	606,812	641,159
Pool #AE4281 3.500% 9/01/25	260,808	275,570

	Principal Amount	Value
Pool #AE5080 3.500% 9/01/25	$118,160	$124,848
Pool #AE5487 3.500% 10/01/25	435,730	460,393
Pool #AE8131 3.500% 10/01/25	330,902	349,632
Pool #AE4014 3.500% 11/01/25	467,613	494,081
Pool #AE4992 3.500% 11/01/25	395,598	417,989
Pool #AE7019 3.500% 11/01/25	389,807	411,870
Pool #AD5102 3.500% 12/01/25	212,503	224,531
Pool #AE2913 3.500% 12/01/25	190,087	200,846
Pool #AE9381 3.500% 12/01/25	883,942	933,974
Pool #MA0617 3.500% 1/01/26	265,348	280,367
Pool #AH1884 3.500% 1/01/26	334,012	352,917
Pool #AH1892 3.500% 2/01/26	169,253	178,833
Pool #AB2826 3.500% 4/01/26	398,498	421,054
Pool #AH9914 3.500% 4/01/26	420,312	444,102
Pool #AB3008 3.500% 5/01/26	276,266	291,904
Pool #AI3430 3.500% 5/01/26	671,048	709,030
Pool #310096 3.500% 8/01/26	172,011	181,747
Pool #890396 3.500% 10/01/26	61,151	64,612
Pool #AH6778 3.500% 3/01/41	122,523	128,836
Pool #MA0824 3.500% 6/01/41	565,135	594,252
Pool #889304 4.000% 4/01/23	24,482	26,020
Pool #993567 4.000% 4/01/24	1,966,683	2,090,216
Pool #995703 4.000% 5/01/24	87,898	93,420
Pool #993382 4.000% 6/01/24	2,750,837	2,923,624
Pool #AD3975 4.000% 6/01/25	157,723	169,503
Pool #AD9130 4.000% 8/01/25	155,867	165,658

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AE8298 4.000% 11/01/25	$2,914,440	$3,097,503
Pool #AI2022 4.000% 4/01/26	512,719	544,924
Pool #AE4338 4.000% 9/01/30	204,937	218,354
Pool #AB1502 4.000% 9/01/40	5,667,328	6,027,735
Pool #AE5661 4.000% 10/01/40	889,704	946,283
Pool #AE6120 4.000% 10/01/40	626,468	666,307
Pool #AH0248 4.000% 11/01/40	952,623	1,013,204
Pool #AB2335 4.000% 2/01/41	1,003,093	1,066,884
Pool #AB3576 4.000% 9/01/41	1,836,186	1,952,956
Pool #AJ1407 4.000% 9/01/41	152,976	162,705
Pool #AJ0029 4.000% 10/01/41	6,803,502	7,236,162
Pool #AB3940 4.000% 11/01/41	939,490	1,000,997
Pool #AJ3496 4.000% 11/01/41	268,176	285,733
Pool #AJ3797 4.000% 11/01/41	19,335,861	20,601,756
Pool #AJ5380 4.000% 11/01/41	964,743	1,027,903
Pool #AJ4679 4.000% 11/01/41	963,765	1,026,861
Pool #AJ4460 4.000% 12/01/41	1,779,921	1,896,450
Pool #889907 4.500% 10/01/20	291,285	312,256
Pool #889266 4.500% 3/01/23	147,303	157,907
Pool #AA6704 4.500% 3/01/23	183,691	196,686
Pool #995282 4.500% 4/01/23	135,918	145,703
Pool #973950 4.500% 4/01/23	85,951	92,139
Pool #983629 4.500% 5/01/23	17,759	19,015
Pool #982888 4.500% 5/01/23	83,868	90,954
Pool #257277 4.500% 7/01/23	32,562	34,865
Pool #255217 4.500% 4/01/24	442,472	475,329

	Principal Amount	Value
Pool #995708 4.500% 4/01/24	$457,868	$490,259
Pool #AB0554 4.500% 4/01/24	14,306	15,318
Pool #931412 4.500% 6/01/24	502,870	538,445
Pool #932561 4.500% 2/01/25	292,976	313,702
Pool #AD7877 4.500% 6/01/25	723,357	774,529
Pool #AE0791 4.500% 12/01/25	334,961	358,657
Pool #257179 4.500% 4/01/28	206,590	221,996
Pool #930997 4.500% 4/01/29	13,414,203	14,418,696
Pool #MA0096 4.500% 6/01/29	149,809	161,027
Pool #812104 4.500% 2/01/35	132,001	141,576
Pool #815715 4.500% 4/01/35	110,457	118,470
Pool #832199 4.500% 7/01/35	256,256	274,724
Pool #829583 4.500% 7/01/35	6,818	7,309
Pool #745044 4.500% 8/01/35	103,123	110,603
Pool #889954 4.500% 10/01/38	250,354	268,241
Pool #995244 4.500% 11/01/38	4,000,001	4,285,782
Pool #AA3296 4.500% 2/01/39	755,134	809,085
Pool #930609 4.500% 2/01/39	2,120,231	2,271,711
Pool #AA4986 4.500% 3/01/39	657,092	720,055
Pool #930631 4.500% 3/01/39	876,196	938,796
Pool #AA5824 4.500% 5/01/39	798,285	855,319
Pool #AA4369 4.500% 5/01/39	151,976	162,834
Pool #AA7681 4.500% 6/01/39	449,213	481,307
Pool #190396 4.500% 6/01/39	1,000,001	1,071,446
Pool #AC0391 4.500% 7/01/39	574,635	615,689
Pool #AC0380 4.500% 7/01/39	612,088	655,819

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #931636 4.500% 7/01/39	$493,391	$528,641
Pool #AD1654 4.500% 3/01/40	1,214,929	1,334,002
Pool #AD1079 4.500% 3/01/40	623,631	668,186
Pool #AD3057 4.500% 3/01/40	1,341,524	1,437,370
Pool #AD3126 4.500% 4/01/40	28,181	30,195
Pool #AE5930 4.500% 6/01/40	869,295	931,402
Pool #AB1226 4.500% 7/01/40	110,644	118,549
Pool #AB1388 4.500% 8/01/40	15,941	17,080
Pool #AE2100 4.500% 8/01/40	611,556	655,249
Pool #AE3151 4.500% 9/01/40	233,377	250,051
Pool #AB1475 4.500% 9/01/40	781,633	837,477
Pool #AE0395 4.500% 10/01/40	4,006,817	4,293,086
Pool #AE5471 4.500% 10/01/40	2,425,825	2,599,139
Pool #AE8864 4.500% 11/01/40	735,789	788,358
Pool #AE3695 4.500% 11/01/40	121,026	129,673
Pool #AH9142 4.500% 4/01/41	136,226	146,086
Pool #AH8383 4.500% 4/01/41	235,844	252,915
Pool #AH6915 4.500% 4/01/41	1,216,686	1,304,753
Pool #AH4709 4.500% 4/01/41	200,000	214,477
Pool #AH7828 4.500% 4/01/41	916,710	983,064
Pool #AH9873 4.500% 4/01/41	1,534,016	1,645,052
Pool #AI1116 4.500% 4/01/41	770,562	826,338
Pool #AI0290 4.500% 5/01/41	357,527	383,406
Pool #AL0160 4.500% 5/01/41	3,216,260	3,446,046
Pool #AI1586 4.500% 6/01/41	729,961	782,798
Pool #AH5453 4.500% 6/01/41	400,602	429,599

	Principal Amount	Value
Pool #AB3194 4.500% 6/01/41	$574,467	$616,048
Pool #MA0755 4.500% 6/01/41	203,896	218,655
Pool #AB3948 4.500% 7/01/41	1,000,000	1,072,383
Pool #AI0041 4.500% 7/01/41	550,787	590,655
Pool #AH3853 4.500% 7/01/41	612,291	656,611
Pool #AI0814 4.500% 8/01/41	827,756	887,671
Pool #MA0843 4.500% 9/01/41	3,018,906	3,239,310
Pool #AJ2989 4.500% 10/01/41	24,768	26,607
Pool #256713 5.000% 5/01/27	687,833	744,015
Pool #730728 5.000% 8/01/33	1,031,451	1,120,212
Pool #725205 5.000% 3/01/34	677,057	735,215
Pool #773682 5.000% 4/01/34	462,151	501,776
Pool #735288 5.000% 3/01/35	3,010,757	3,263,261
Pool #888233 5.000% 11/01/35	312,196	338,087
Pool #889769 5.000% 1/01/38	760,163	821,541
Pool #AD0245 5.000% 8/01/38	750,637	812,183
Pool #AA2730 5.000% 5/01/39	646,921	698,953
Pool #AD7136 5.000% 7/01/40	352,358	381,579
Pool #AD7595 5.000% 7/01/40	209,573	226,953
Pool #AB2350 5.000% 2/01/41	318,915	345,861
Pool #AH8146 5.000% 4/01/41	257,606	282,028
Pool #AH8434 5.000% 4/01/41	595,060	645,896
Pool #AL0933 5.000% 10/01/41	442,646	480,461
Pool #AJ6307 5.000% 12/01/41	178,861	194,476
Pool #256714 5.500% 5/01/27	199,791	218,069
Pool #257325 5.500% 8/01/28	529,714	577,843

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD0836 5.500% 11/01/28	$625,966	$682,841
Pool #730155 5.500% 8/01/33	316,444	348,558
Pool #735358 5.500% 2/01/35	213,866	234,234
Pool #850314 5.500% 1/01/36	49,456	54,074
Pool #745418 5.500% 4/01/36	116,846	127,754
Pool #831922 5.500% 11/01/36	30,383	33,163
Pool #AD2612 5.500% 11/01/36	96,770	105,895
Pool #889584 5.500% 1/01/37	108,349	118,566
Pool #906094 5.500% 1/01/37	248,296	270,236
Pool #256597 5.500% 2/01/37	60,967	66,354
Pool #888129 5.500% 2/01/37	337,399	368,266
Pool #912872 5.500% 2/01/37	22,755	24,765
Pool #905142 5.500% 2/01/37	407,147	443,122
Pool #256673 5.500% 4/01/37	316,374	344,329
Pool #914803 5.500% 4/01/37	19,337	21,046
Pool #888286 5.500% 4/01/37	392,130	426,779
Pool #918069 5.500% 5/01/37	62,679	68,217
Pool #190379 5.500% 5/01/37	655,092	712,976
Pool #937466 5.500% 6/01/37	120,466	131,110
Pool #967740 5.500% 7/01/37	164,008	178,500
Pool #925062 5.500% 7/01/37	626,433	681,785
Pool #938412 5.500% 7/01/37	487,267	530,321
Pool #AE0188 5.500% 8/01/37	416,564	456,236
Pool #953590 5.500% 1/01/38	140,421	152,829
Pool #983285 5.500% 5/01/38	102,127	111,151
Pool #984277 5.500% 6/01/38	595,488	648,105

	Principal Amount	Value
Pool #889996 5.500% 6/01/38	$81,602	$88,812
Pool #982658 5.500% 6/01/38	78,168	85,075
Pool #995018 5.500% 6/01/38	1,974,304	2,148,752
Pool #995258 5.500% 1/01/39	63,957	69,608
Pool #995502 5.500% 2/01/39	7,997	8,729
Pool #995845 5.500% 4/01/39	132,862	144,602
Pool #AA3642 5.500% 4/01/39	91,241	99,731
Pool #995838 5.500% 5/01/39	585,048	638,570
Pool #AD4567 5.500% 4/01/40	37,704	41,035
Pool #AE0549 5.500% 5/01/40	765,281	836,009
Pool #AL0484 5.500% 5/01/40	740,969	806,441
Pool #AL0675 5.500% 9/01/41	1,037,707	1,129,398
Federal National Mortgage Association TBA Pool #838 2.500% 3/01/27 (f)	53,000,000	54,635,548
Pool #3430 3.000% 10/01/26 (f)	160,700,000	168,358,351
Pool #2409 3.500% 12/01/25 (f)	97,000,000	102,478,987
Pool #5880 3.500% 8/01/41 (f)	109,000,000	114,237,112
Pool #1127 3.500% 10/01/41 (f)	8,000,000	8,407,500
Pool #6990 4.000% 4/01/24 (f)	4,000,000	4,254,375
Pool #8089 4.000% 7/17/27 (f) (g)	4,000,000	4,254,375
Pool #12994 4.000% 7/01/40 (f)	5,000,000	5,312,304
Pool #6447 4.000% 7/01/40 (f)	51,000,000	54,279,142
Pool #20255 4.500% 7/17/27 (f) (g)	2,000,000	2,144,219
Pool #15801 4.500% 6/01/39 (f)	17,000,000	18,236,485
Pool #9730 4.500% 8/01/41 (f)	70,000,000	75,036,717
Pool #11794 4.500% 7/12/42 (f) (g)	61,000,000	65,436,798

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #28654 5.000% 7/01/41 (f)	$24,000,000	$25,976,251
Pool #45746 5.500% 3/01/35 (f)	87,000,000	94,891,170
Pool #54407 6.000% 7/01/35 (f)	7,000,000	7,691,797

		1,001,297,510

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $997,028,577)		1,001,297,510

U.S. TREASURY OBLIGATIONS — 30.9%
U.S. Treasury Bonds & Notes — 30.9%
U.S. Treasury Inflation Index 0.125% 4/15/16	2,292,774	2,386,454
U.S. Treasury Inflation Index 0.125% 1/15/22	2,642,562	2,795,955
U.S. Treasury Inflation Index 0.625% 7/15/21	204,130	227,350
U.S. Treasury Inflation Index 0.750% 2/15/42	8,551,620	8,970,512
U.S. Treasury Inflation Index 1.125% 1/15/21	315,477	363,045
U.S. Treasury Inflation Index 1.250% 7/15/20	1,160,291	1,347,207
U.S. Treasury Inflation Index (h) 1.750% 1/15/28	7,137,390	8,942,372
U.S. Treasury Inflation Index 2.000% 1/15/26	7,301,826	9,318,386
U.S. Treasury Inflation Index 2.375% 1/15/25	1,464,468	1,928,635
U.S. Treasury Inflation Index (d) (h) 2.375% 1/15/27	63,080,710	84,646,428
U.S. Treasury Inflation Index 2.500% 1/15/29	750,008	1,040,812
U.S. Treasury Note (d) (h) 0.625% 5/31/17	232,400,000	231,336,050
U.S. Treasury Note 0.625% 6/30/17	39,500,000	39,541,661
U.S. Treasury Note 0.875% 1/31/17	17,200,000	17,348,887
U.S. Treasury Note 0.875% 2/28/17	2,400,000	2,420,737
U.S. Treasury Note (d) (h) 0.875% 4/30/17	48,700,000	49,069,818

	Principal Amount	Value
U.S. Treasury Note 1.000% 3/31/17	$114,200,000	$115,772,031

		577,456,340

TOTAL U.S. TREASURY OBLIGATIONS (Cost $572,707,450)		577,456,340

TOTAL BONDS & NOTES (Cost $2,569,349,298)		2,617,646,966

TOTAL LONG-TERM INVESTMENTS (Cost $2,590,799,298)		2,638,806,966

SHORT-TERM INVESTMENTS — 3.7%
Commercial Paper — 0.1%
Bank of Nova Scotia 0.715% 8/09/12	1,100,000	1,099,976

Repurchase Agreements — 3.0%
Bank of America Repurchase Agreement, dated 6/29/12, 0.190%, due 7/02/12 (i)	25,100,000	25,100,000
Goldman Sachs & Co. Repurchase Agreement, dated 6/29/12, 0.150%, due 7/12/12 (j)	13,500,000	13,500,000
JP Morgan Chase Bank Repurchase Agreement, dated 6/29/2012, 0.190%, due 7/17/12 (k)	700,000	700,000
Morgan Stanley & Co. Repurchase Agreement, dated 6/29/12, 0.200%, due 7/02/12 (l)	11,000,000	11,000,000
Morgan Stanley & Co. Repurchase Agreement, dated 6/29/12, 0.210%, due 7/02/12 (m)	5,500,000	5,500,000
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (n)	573,526	573,526

		56,373,526

Sovereign Debt Obligations — 0.5%
Japan Treasury Discount Bill JPY (c) 0.010% 8/20/12	800,000,000	10,006,744

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (d) 0.010% 11/08/12	280,000	279,861
U.S. Treasury Bill (d) 0.060% 7/05/12	160,000	159,999

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill (d) 0.081% 8/02/12	$1,180,000	$1,179,913
U.S. Treasury Bill (d) 0.102% 11/15/12	32,000	31,983
U.S. Treasury Bill (d) 0.172% 5/30/13	420,000	419,344
U.S. Treasury Bill (d) 0.500% 8/16/12	430,000	429,932

		2,501,032

TOTAL SHORT-TERM INVESTMENTS (Cost $70,090,746)		69,981,278

TOTAL INVESTMENTS — 144.9% (Cost $2,660,890,044) (o)		2,708,788,244

Other Assets/(Liabilities) — (44.9)%		(839,704,080)

NET ASSETS — 100.0%		$1,869,084,164

SECURITIES SOLD SHORT — (1.9)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT—(1.9%)
Pass-Through Securities — (1.9)%
Federal National Mortgage Association, TBA Pool #515 3.000% 2/01/42 (f)	(35,000,000)	(35,888,671)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT (Cost $(35,818,750))		(35,888,671)

TOTAL SECURITIES SOLD SHORT — (1.9)% (Cost $(35,818,750))		(35,888,671)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $351,135,174 or 18.79% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2012, these securities amounted to a value of $61,258,952 or 3.28% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(e)	All or portion of this security is held as collateral for open reverse repurchase agreements. (Note 2)
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	This security is valued in good faith under procedures established by the Board of Trustees.
(h)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(i)	Maturity value of $25,100,397. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 11/15/21, and an aggregate market value, including accrued interest, of $25,846,388.
(j)	Maturity value of $13,500,788. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/20/42, and an aggregate market value, including accrued interest, of $13,944,737.
(k)	Maturity value of $700,055. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 7/15/13, and an aggregate market value, including accrued interest, of $716,119.
(l)	Maturity value of $11,000,183. Collateralized by U.S. Government Agency obligations with a rates ranging from of 1.000 – 4.250%, maturity dates ranging from 8/31/16 – 11/15/40, and an aggregate market value, including accrued interest, of $11,318,095.
(m)	Maturity value of $5,500,096. Collateralized by U.S. Government Agency obligations with a rate of 0.300%, maturity date of 12/11/14, and an aggregate market value, including accrued interest, of $5,611,979.
(n)	Maturity value of $573,527. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $586,741.
(o)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XII 8.500%	2,900	$72,674
Citigroup Capital XIII 7.875%	6,050	165,105

		237,779

TOTAL PREFERRED STOCK (Cost $235,160)		237,779

TOTAL EQUITIES (Cost $235,160)		237,779

	Principal Amount
BONDS & NOTES — 98.7%

CORPORATE DEBT — 35.5%
Aerospace & Defense — 0.5%
The Boeing Co. 4.875% 2/15/20	$100,000	119,968
The Boeing Co. 6.000% 3/15/19	130,000	162,518
Raytheon Co. 3.125% 10/15/20	120,000	125,941
United Technologies Corp. 3.100% 6/01/22	200,000	209,572
United Technologies Corp. 4.500% 6/01/42	280,000	307,553

		925,552

Agriculture — 0.8%
Altria Group, Inc. 4.750% 5/05/21	390,000	442,278
Altria Group, Inc. 9.250% 8/06/19	180,000	250,072
Philip Morris International, Inc. 2.900% 11/15/21	280,000	288,346
Philip Morris International, Inc. 4.500% 3/20/42	120,000	127,616
Reynolds American, Inc. 6.750% 6/15/17	175,000	210,100

		1,318,412

Airlines — 0.2%
Continental Airlines, Inc. (a) 6.750% 9/15/15	20,000	20,550
Delta Air Lines, Inc. Series 2007-1 Class A (a) 6.821% 2/10/24	256,527	275,766
United Air Lines, Inc. 9.750% 7/15/18	116,884	132,956

		429,272

	Principal Amount	Value
Auto Manufacturers — 0.2%
Daimler Finance NA LLC (a) 2.625% 9/15/16	$260,000	$267,551

Banks — 4.9%
Bank of America Corp. 3.875% 3/22/17	70,000	71,309
Bank of America Corp. 4.500% 4/01/15	20,000	20,615
Bank of America Corp. 4.875% 9/15/12	10,000	10,060
Bank of America Corp. 5.000% 5/13/21	410,000	423,000
Bank of America Corp. 5.625% 7/01/20	190,000	203,421
Bank of America Corp. 7.625% 6/01/19	170,000	199,900
Bank of Tokyo-Mitsubishi UFJ Ltd. (a) 3.850% 1/22/15	110,000	116,119
BankAmerica Institutional Capital A (a) 8.070% 12/31/26	100,000	102,175
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	131,358
BBVA US Senior SAU 3.250% 5/16/14	400,000	384,817
Commonwealth Bank of Australia (a) 3.750% 10/15/14	200,000	209,366
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	76,904
Cooperatieve Centrale Raiffeisen-Boerenleenbank 3.375% 1/19/17	320,000	329,340
Credit Agricole SA VRN (a) 8.375% 12/31/49	620,000	509,950
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	180,000	160,200
Intesa Sanpaolo SPA (a) 3.625% 8/12/15	140,000	125,993
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (a) (c) (d) 6.100% 8/25/2011	670,000	33,500
Lloyds TSB Bank PLC (a) 5.800% 1/13/20	90,000	96,211
Lloyds TSB Bank PLC 6.375% 1/21/21	100,000	113,328
Nordea Bank AB (a) 3.700% 11/13/14	140,000	145,608
Nordea Bank AB (a) 4.875% 5/13/21	390,000	379,991
Rabobank Nederland (a) 11.000% 12/29/49	210,000	264,180

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Bank of Scotland Group PLC 5.000% 10/01/14	$310,000	$311,174
Royal Bank of Scotland Group PLC 5.050% 1/08/15	80,000	79,877
Royal Bank of Scotland Group PLC VRN 7.640% 12/31/49	200,000	133,000
Royal Bank of Scotland Group PLC VRN 7.648% 12/31/49	40,000	32,000
Santander US Debt SA Unipersonal (a) 2.485% 1/18/13	200,000	195,941
Santander US Debt SA Unipersonal (a) 3.724% 1/20/15	100,000	93,012
State Street Corp. 4.956% 3/15/18	310,000	331,995
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	210,213
Sumitomo Mitsui Banking Corp. (a) 3.150% 7/22/15	260,000	273,062
UBS AG 3.875% 1/15/15	310,000	320,346
Wachovia Capital Trust III VRN 5.569% 12/31/49	360,000	343,800
Wachovia Corp. 5.250% 8/01/14	790,000	842,749
Wachovia Corp. 5.625% 10/15/16	330,000	371,992
Wells Fargo & Co. 2.100% 5/08/17	350,000	350,782
Wells Fargo & Co. 3.676% 6/15/16	170,000	180,948
Wells Fargo & Co. 4.600% 4/01/21	40,000	44,626
Wells Fargo Capital 5.950% 12/15/36	310,000	311,162

		8,534,024

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	117,105
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	309,822
Diageo Capital PLC 4.828% 7/15/20	300,000	349,562
Diageo Investment Corp. 2.875% 5/11/22	150,000	154,088
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	30,804
Pernod-Ricard SA (a) 2.950% 1/15/17	180,000	182,204
Pernod-Ricard SA (a) 4.450% 1/15/22	250,000	259,038

		1,402,623

	Principal Amount	Value
Chemicals — 0.1%
Ecolab, Inc. 4.350% 12/08/21	$70,000	$77,585
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	57,696

		135,281

Coal — 0.3%
Arch Coal, Inc. 7.000% 6/15/19	250,000	211,250
CONSOL Energy, Inc. 6.375% 3/01/21	160,000	150,400
Peabody Energy Corp. 6.500% 9/15/20	170,000	172,125

		533,775

Commercial Services — 0.1%
Service Corp. International 7.500% 4/01/27	135,000	138,375
Service Corp. International 7.625% 10/01/18	10,000	11,350

		149,725

Diversified Financial — 8.5%
American Express Co. VRN 6.800% 9/01/66	230,000	237,590
Boeing Capital Corp. 4.700% 10/27/19	150,000	176,634
Citigroup, Inc. 3.953% 6/15/16	240,000	245,918
Citigroup, Inc. 5.375% 8/09/20	400,000	432,238
Citigroup, Inc. 5.500% 10/15/14	80,000	84,702
Citigroup, Inc. 6.000% 8/15/17	30,000	32,862
Citigroup, Inc. 6.010% 1/15/15	290,000	311,583
Citigroup, Inc. 6.375% 8/12/14	20,000	21,409
Citigroup, Inc. 6.875% 3/05/38	660,000	807,300
Countrywide Financial Corp. 6.250% 5/15/16	360,000	374,687
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	330,000	332,264
Federal National Mortgage Association 0.010% 10/09/19	2,500,000	2,026,428
Federal National Mortgage Association 4.625% 5/01/13	950,000	983,411
FIA Card Services NA 7.125% 11/15/12	450,000	458,414
Financing Corp. Fico Strip 0.010% 6/06/13	240,000	239,227

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. LLC 8.125% 1/15/20	$300,000	$366,425
General Electric Capital Corp. 5.300% 2/11/21	40,000	44,895
General Electric Capital Corp. 5.875% 1/14/38	400,000	459,202
General Electric Capital Corp. VRN 6.375% 11/15/67	990,000	1,030,838
General Electric Capital Corp. 6.875% 1/10/39	440,000	567,658
General Electric Capital Corp. VRN 7.125% 12/31/49	100,000	105,646
The Goldman Sachs Group, Inc. 3.625% 8/01/12	60,000	60,110
The Goldman Sachs Group, Inc. 4.750% 7/15/13	10,000	10,282
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	83,193
The Goldman Sachs Group, Inc. 5.250% 7/27/21	70,000	71,107
The Goldman Sachs Group, Inc. 5.375% 3/15/20	310,000	319,121
The Goldman Sachs Group, Inc. 5.450% 11/01/12	150,000	152,175
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	256,217
The Goldman Sachs Group, Inc. 6.250% 2/01/41	470,000	490,095
HSBC Finance Corp. 6.676% 1/15/21	430,000	465,567
International Lease Finance Corp. (a) 6.750% 9/01/16	720,000	774,000
John Deere Capital Corp. 2.250% 4/17/19	200,000	204,420
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	42,216
JP Morgan Chase & Co. 5.150% 10/01/15	600,000	643,843
JPMorgan Chase & Co. 5.125% 9/15/14	820,000	871,155
Lehman Brothers Holdings Capital Trust VII VRN (c) 5.857% 12/31/49	310,000	31
Lehman Brothers Holdings, Inc. (c) 6.500% 7/19/17	440,000	44
Lehman Brothers Holdings, Inc. Series I (c) 6.750% 12/28/17	1,320,000	132
MBNA Capital A Series A 8.278% 12/01/26	110,000	112,695
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	123,083

	Principal Amount	Value
Morgan Stanley 4.750% 3/22/17	$40,000	$39,912
Morgan Stanley Series F 5.550% 4/27/17	200,000	202,074
SLM Corp. 5.000% 4/15/15	20,000	20,184
SLM Corp. 5.050% 11/14/14	120,000	123,594
SLM Corp. 5.625% 8/01/33	90,000	76,050
UPCB Finance III Ltd. (a) 6.625% 7/01/20	150,000	152,250

		14,632,881

Electric — 1.8%
Calpine Corp. (a) 7.500% 2/15/21	230,000	248,400
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	190,000	201,178
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	22,489
Dominion Resources, Inc. 5.700% 9/17/12	510,000	515,217
Duke Energy Corp. 5.625% 11/30/12	595,000	607,020
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.000% 12/01/20	495,000	538,313
Exelon Corp. 5.625% 6/15/35	290,000	314,275
FirstEnergy Corp. Series C 7.375% 11/15/31	320,000	401,686
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	161,582
Pacific Gas & Electric Co. 6.050% 3/01/34	90,000	113,417
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	67,396

		3,190,973

Electronics — 0.1%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	96,803

Environmental Controls — 0.0%
Waste Management, Inc. 7.375% 5/15/29	50,000	66,240

Foods — 0.6%
Kraft Foods Group, Inc. (a) 3.500% 6/06/22	210,000	215,494
Kraft Foods, Inc. 5.375% 2/10/20	490,000	579,844
The Kroger Co. 6.400% 8/15/17	30,000	35,865

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Safeway, Inc. 3.950% 8/15/20	$90,000	$86,842
Safeway, Inc. 4.750% 12/01/21	180,000	178,511

		1,096,556

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (a) 4.750% 1/11/22	110,000	112,451
Celulosa Arauco y Constitucion SA (b) 4.750% 1/11/22	20,000	20,446

		132,897

Health Care – Products — 0.1%
Medtronic, Inc. 3.125% 3/15/22	180,000	186,492

Health Care – Services — 1.0%
Roche Holdings, Inc. (a) 6.000% 3/01/19	180,000	223,892
Tenet Healthcare Corp. 8.875% 7/01/19	240,000	269,400
Tenet Healthcare Corp. 10.000% 5/01/18	300,000	343,500
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	147,851
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	86,376
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	133,105
WellPoint, Inc. 3.125% 5/15/22	50,000	50,401
WellPoint, Inc. 3.700% 8/15/21	170,000	179,471
WellPoint, Inc. 5.875% 6/15/17	20,000	23,589
WellPoint, Inc. 7.000% 2/15/19	150,000	186,240

		1,643,825

Household Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 6.875% 2/15/21	150,000	156,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 7.125% 4/15/19	200,000	209,500

		365,500

Insurance — 0.9%
American International Group, Inc. (a) 3.750% 11/30/13	100,000	101,227
American International Group, Inc. 6.250% 3/15/37	570,000	527,250
American International Group, Inc. 6.400% 12/15/20	140,000	158,407

	Principal Amount	Value
ING Capital Funding Trust III VRN 4.069% 12/31/49	$10,000	$8,313
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	222,000
MetLife, Inc. 6.400% 12/15/36	260,000	254,872
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	335,728

		1,607,797

Iron & Steel — 0.1%
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	142,100
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	42,800

		184,900

Lodging — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16	70,000	73,850
Inn of the Mountain Gods Resort & Casino (a) 8.750% 11/30/20	10,000	9,650
MGM Resorts International 10.375% 5/15/14	10,000	11,275
MGM Resorts International 11.125% 11/15/17	20,000	22,450

		117,225

Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500% 4/30/21	270,000	287,550
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	220,000	237,600
Comcast Corp. 6.500% 1/15/15	765,000	862,907
DISH DBS Corp. 6.750% 6/01/21	110,000	118,800
DISH DBS Corp. 7.875% 9/01/19	170,000	195,925
News America, Inc. 4.500% 2/15/21	10,000	10,964
News America, Inc. 6.200% 12/15/34	20,000	22,754
News America, Inc. 6.650% 11/15/37	30,000	35,019
Reed Elsevier Capital, Inc. 8.625% 1/15/19	250,000	317,165
Time Warner Cable, Inc. 4.000% 9/01/21	110,000	115,594
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	21,762

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 5.875% 11/15/40	$110,000	$123,110
Time Warner Cable, Inc. 6.200% 7/01/13	250,000	262,694
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	219,380
Time Warner Cable, Inc. 8.250% 4/01/19	270,000	352,808
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	27,092
Time Warner, Inc. 4.750% 3/29/21	200,000	223,771
Time Warner, Inc. 6.250% 3/29/41	20,000	23,255
TL Acquisitions, Inc. (a) 10.500% 1/15/15	20,000	15,200
United Business Media Ltd. (a) 5.750% 11/03/20	130,000	133,799

		3,607,149

Mining — 2.0%
Barrick Gold Corp. 3.850% 4/01/22	50,000	51,766
Barrick Gold Corp. 6.950% 4/01/19	140,000	174,182
Barrick NA Finance LLC 4.400% 5/30/21	210,000	226,344
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	41,744
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	521,905
FMG Resources August 2006 Pty Ltd. (a) 6.375% 2/01/16	30,000	30,375
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	320,000	314,841
Novelis, Inc. /GA 8.750% 12/15/20	50,000	53,875
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,443
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	103,925
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	350,000	372,355
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	110,000	118,150
Rio Tinto Finance USA Ltd. 4.125% 5/20/21	80,000	87,946
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	190,000	234,182
Teck Resources Ltd. 10.250% 5/15/16	9,000	10,046
Vale Overseas Ltd. 4.375% 1/11/22	502,000	511,198

	Principal Amount	Value
Vale Overseas Ltd. 6.875% 11/21/36	$361,000	$418,743
Vedanta Resources PLC (a) 8.750% 1/15/14	190,000	196,422

		3,488,442

Oil & Gas — 4.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	30,000	34,849
Apache Corp. 4.750% 4/15/43	40,000	44,431
Apache Corp. 5.100% 9/01/40	330,000	378,934
BP Capital Markets PLC 3.125% 10/01/15	480,000	510,302
BP Capital Markets PLC 3.245% 5/06/22	80,000	82,831
BP Capital Markets PLC 3.561% 11/01/21	30,000	31,760
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	206,850
Concho Resources, Inc. 5.500% 10/01/22	40,000	39,600
Concho Resources, Inc. 6.500% 1/15/22	98,000	101,920
Conoco, Inc. 6.950% 4/15/29	155,000	212,636
ConocoPhillips 6.500% 2/01/39	20,000	27,696
Devon Energy Corp. 5.600% 7/15/41	360,000	417,695
Hess Corp. 7.300% 8/15/31	115,000	143,908
Hess Corp. 7.875% 10/01/29	90,000	117,704
Hess Corp. 8.125% 2/15/19	180,000	231,693
Kerr-McGee Corp. 6.950% 7/01/24	300,000	371,315
Kerr-McGee Corp. 7.875% 9/15/31	360,000	466,800
Noble Energy, Inc. 8.250% 3/01/19	300,000	383,521
Occidental Petroleum Corp. 2.700% 2/15/23	130,000	130,818
Occidental Petroleum Corp. 3.125% 2/15/22	200,000	208,506
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	741,370
Petrobras International Finance Co. 3.875% 1/27/16	150,000	154,866
Petrobras International Finance Co. 5.375% 1/27/21	540,000	581,996

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras International Finance Co. 5.750% 1/20/20	$142,000	$155,331
Petrobras International Finance Co. 6.125% 10/06/16	166,000	185,650
QEP Resources, Inc. 6.875% 3/01/21	190,000	210,900
Shell International Finance BV 4.375% 3/25/20	330,000	384,274
Sinopec Group Overseas Development 2012 Ltd. (a) 2.750% 5/17/17	200,000	203,388
WPX Energy, Inc. 6.000% 1/15/22	70,000	69,650

		6,831,194

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 3.200% 8/15/21	240,000	250,365
Cie Generale de Geophysique — Veritas 6.500% 6/01/21	230,000	230,000
Key Energy Services, Inc. 6.750% 3/01/21	140,000	136,500
SESI LLC (a) 7.125% 12/15/21	50,000	54,375

		671,240

Pharmaceuticals — 0.9%
Aristotle Holding, Inc. (a) 3.500% 11/15/16	620,000	652,776
GlaxoSmithKline Capital PLC 2.850% 5/08/22	210,000	213,613
Pfizer, Inc. 6.200% 3/15/19	310,000	388,538
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	50,000	52,589
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	290,000	305,016
Wyeth 5.950% 4/01/37	20,000	26,251

		1,638,783

Pipelines — 1.4%
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	373,941
Enterprise Products Operating LLC 4.050% 2/15/22	520,000	551,442
Enterprise Products Operating LLC 5.250% 1/31/20	60,000	68,730
Enterprise Products Operating LLC 5.700% 2/15/42	330,000	365,093
Enterprise Products Operating LLC 6.125% 10/15/39	20,000	22,657
Enterprise Products Operating LP 5.950% 2/01/41	40,000	45,234

	Principal Amount	Value
Kinder Morgan Energy Partners LP 5.000% 12/15/13	$100,000	$104,855
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	20,194
Kinder Morgan Energy Partners LP 6.000% 2/01/17	200,000	230,989
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250% 6/15/22	50,000	51,500
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	128,000	134,400
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	6,485
Tennessee Gas Pipeline Co. LLC 7.625% 4/01/37	50,000	61,468
Williams Cos., Inc. 7.750% 6/15/31	78,000	96,824
Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	292,250

		2,426,062

Retail — 0.5%
CVS Caremark Corp. 6.600% 3/15/19	100,000	124,705
CVS Caremark Corp. (a) 9.350% 1/10/23	240,000	274,730
CVS Pass-Through Trust (a) 5.298% 1/11/27	12,740	13,558
CVS Pass-Through Trust 5.880% 1/10/28	132,369	145,104
CVS Pass-Through Trust 6.036% 12/10/28	111,386	125,623
CVS Pass-Through Trust 6.943% 1/10/30	90,053	106,644
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	68,016

		858,380

Savings & Loans — 0.4%
ASIF Global Financing XIX (a) 4.900% 1/17/13	20,000	20,183
The Goldman Sachs Capital II VRN 4.000% 6/01/43	390,000	264,038
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/65	10,000	7,300
Resona Preferred Global Securities Cayman Ltd. VRN (a) 7.191% 12/31/49	355,000	365,304

		656,825

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	37,085

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 2.3%
America Movil SAB de CV 5.000% 3/30/20	$100,000	$113,564
America Movil SAB de CV 5.625% 11/15/17	160,000	187,309
AT&T, Inc. 5.500% 2/01/18	640,000	760,483
AT&T, Inc. 5.600% 5/15/18	20,000	23,937
AT&T, Inc. 6.550% 2/15/39	90,000	115,832
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	50,000	68,419
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	353,237
Intelsat Jackson Holdings SA 7.250% 10/15/20	180,000	189,450
Intelsat Jackson Holdings SA 7.500% 4/01/21	65,000	68,738
Qwest Corp. 6.875% 9/15/33	100,000	99,500
Qwest Corp. 7.500% 10/01/14	55,000	61,311
Rogers Communications, Inc. 6.800% 8/15/18	120,000	147,991
SBC Communications, Inc. 5.100% 9/15/14	230,000	251,120
Sprint Capital Corp. 6.875% 11/15/28	30,000	24,150
Sprint Capital Corp. 8.750% 3/15/32	240,000	218,400
Telefonica Emisiones SAU 5.877% 7/15/19	100,000	89,444
Verizon Communications, Inc. 3.500% 11/01/21	130,000	138,407
Verizon Communications, Inc. 6.000% 4/01/41	180,000	228,195
Verizon Communications, Inc. 6.100% 4/15/18	300,000	365,489
Verizon Communications, Inc. 8.750% 11/01/18	30,000	41,236
Wind Acquisition Finance SA (a) 7.250% 2/15/18	420,000	367,500

		3,913,712

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	98,000	111,230

TOTAL CORPORATE DEBT (Cost $59,744,388)		61,258,406

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 1.0%
American Municipal Power, Inc. 6.270% 2/15/50	$30,000	$34,519
Los Angeles Department of Water & Power 6.574% 7/01/45	120,000	172,860
Municipal Electric Authority of Georgia 6.637% 4/01/57	130,000	150,826
Municipal Electric Authority of Georgia 6.655% 4/01/57	80,000	91,693
Santa Clara Valley Transportation Authority 5.876% 4/01/32	170,000	208,816
State of California 4.858% 5/15/2112	160,000	164,120
State of California 7.300% 10/01/39	230,000	285,529
State of Illinois 5.877% 3/01/19	160,000	177,424
Student Loan Funding Corp. 0.350% 9/01/47	200,000	192,869
Tennessee Valley Authority 5.250% 9/15/39	210,000	273,391

		1,752,047

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,492,688)		1,752,047

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.3%
Agency Collateral CMO — 5.7%
Federal Home Loan Mortgage Corp., Series 4063, Class S FRN 5.710% 6/15/42	100,000	22,695
Federal Home Loan Mortgage Corp., Series 4057, Class SA FRN 5.807% 4/15/39	1,000,000	213,233
Federal Home Loan Mortgage Corp., Series 3621, Class SB FRN 5.988% 1/15/40	270,162	43,900
Federal Home Loan Mortgage Corp., Series R007, Class ZA 6.000% 5/15/36	575,682	673,782
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K006, Class AX1 VRN 1.221% 1/25/20	626,294	37,982
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.405% 4/25/20	1,359,828	93,836

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.677% 8/25/20	$777,031	$65,824
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K702, Class X1 VRN 1.727% 2/25/18	3,242,519	232,980
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.836% 6/25/20	1,662,813	160,088
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K015, Class X1 VRN 1.845% 7/25/21	886,398	100,836
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K704, Class X1 VRN 2.164% 8/25/18	409,512	41,023
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K703, Class X1 VRN 2.256% 5/25/18	1,464,082	147,660
Federal National Mortgage Association, Series 409, Class C2 3.000% 4/25/27	600,000	64,310
Federal National Mortgage Association, Series 409, Class C13 3.500% 11/25/41	400,000	66,430
Federal National Mortgage Association, Series 409, Class C18 4.000% 4/25/42	700,000	109,692
Federal National Mortgage Association, Series 409, Class C22 4.500% 11/25/39	700,000	84,456
Federal National Mortgage Association, Series 2012-35, Class MB 5.500% 4/25/42	2,600,000	2,911,229
Federal National Mortgage Association, Series 2011-87, Class SJ FRN 5.704% 9/25/41	662,183	122,209
Federal National Mortgage Association, Series 2012-46, Class BA 6.000% 5/25/42	900,000	1,008,094
Federal National Mortgage Association, Series 2010-142, Class SM FRN 6.284% 12/25/40	640,708	100,018

	Principal Amount	Value
Federal National Mortgage Association, Series 2010-150, Class SN FRN 6.285% 1/25/41	$435,554	$72,045
Federal National Mortgage Association, Series 2011-96, Class SA FRN 6.304% 10/25/41	1,304,438	235,653
Federal National Mortgage Association, Series 2012-63, Class DS FRN 6.305% 3/25/39	299,218	71,872
Federal National Mortgage Association, Series 2012-75, Class AS 6.400% 3/25/42	100,000	22,411
Federal National Mortgage Association, Series 2012-74, Class SA 6.405% 3/25/42	300,000	67,233
Federal National Mortgage Association, Series 2012-28, Class B 6.500% 6/25/39	300,000	336,549
Federal National Mortgage Association, Series 2012-25, Class B 6.500% 3/25/42	500,000	588,508
Federal National Mortgage Association, Series 2012-76, Class AC 6.500% 7/25/42	690,000	807,132
Federal National Mortgage Association, Series 2012-51, Class B 7.000% 5/25/42	800,000	934,317
Government National Mortgage Association, Series 2010-37, Class SG FRN 5.456% 3/20/40	540,939	84,856
Government National Mortgage Association, Series 2010-35, Class AS FRN 5.506% 3/20/40	839,348	142,042
Government National Mortgage Association, Series 2010-113, Class BS FRN 5.756% 9/20/40	291,385	48,812
Government National Mortgage Association, Series 2010-121, Class SE FRN 5.756% 9/20/40	217,397	35,155
Government National Mortgage Association, Series 2011-11, Class SA FRN 5.756% 1/20/41	152,770	25,615
Government National Mortgage Association, Series 2011-32, Class SD FRN 5.756% 3/20/41	78,392	13,153

		9,785,630

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A (a) 2.802% 5/20/18	$125,000	$127,240
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A (a) 3.150% 3/20/17	60,000	62,538
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (a) 4.640% 5/20/16	180,000	194,231
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	300,000	328,486

		712,495

Commercial MBS — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4 VRN 5.918% 5/10/45	190,000	216,558
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM 4.727% 7/10/43	32,000	33,641
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM VRN 5.421% 9/10/45	66,000	69,580
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4 VRN 5.889% 7/10/44	520,000	585,774
DBUBS Mortgage Trust, Series 2011-LC3A, Class XA VRN (a) 1.637% 8/10/44	792,936	41,617
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 5.543% 12/10/49	70,000	76,864
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.070% 7/10/38	140,000	159,750
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA (a) 1.936% 8/10/44	832,726	74,694
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A (a) 3.551% 4/10/34	74,000	76,026
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM 5.440% 5/15/45	58,000	62,242
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4 VRN 5.794% 2/12/51	80,000	92,536

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4 5.424% 2/15/40	$17,000	$19,173
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 6.162% 8/12/49	10,000	11,087
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	830,000	904,706
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4 5.308% 11/15/48	64,000	72,228
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA VRN (a) 1.346% 2/15/44	963,434	49,950

		2,546,426

Home Equity ABS — 1.8%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.545% 12/25/45	327,658	308,030
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.045% 10/25/32	925,937	728,564
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.645% 12/25/42	120,816	107,562
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.471% 12/15/35	122,842	70,729
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	247	246
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.465% 7/25/30	231,152	208,961
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.485% 12/25/36	1,323,568	578,587
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 VRN STEP 0.635% 11/25/35	2,400,000	916,269
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	99,851	90,831

		3,009,779

Manufactured Housing ABS — 1.1%
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 2.985% 3/18/29	200,000	162,569

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.641% 6/19/29	$75,000	$59,945
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.739% 2/20/32	150,000	121,652
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.739% 3/13/32	200,000	156,526
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.740% 2/20/30	75,000	59,717
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	1,330,047	1,384,970

		1,945,379

Other ABS — 0.1%
Amortizing Residential Collateral Trust, Series 2004-1, Class A5 FRN 0.745% 10/25/34	258,934	228,403

Student Loans ABS — 1.5%
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.970% 6/15/43	400,000	348,000
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.725% 10/25/32	169,780	159,673
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3 FRN 1.745% 7/25/42	500,000	459,451
SLM Student Loan Trust, Series 2004-3, Class A5 FRN 0.635% 7/25/23	500,000	489,847
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (a) 0.757% 12/15/25	300,000	287,644
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.965% 1/25/21	600,000	568,049
SunTrust Student Loan Trust, Series 2006-1A, Class A3 FRN (a) 0.586% 1/30/23	300,000	293,735

		2,606,399

WL Collateral CMO — 4.2%
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.575% 10/25/35	200,358	104,768

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.645% 9/25/35	$316,415	$263,901
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.595% 9/25/35	315,848	250,899
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 VRN 2.837% 10/25/35	356,103	268,742
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 2.972% 2/25/36	175,262	109,954
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 1.025% 12/25/34	33,716	17,630
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 2.266% 9/25/33	1,003,257	924,814
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 2.734% 1/25/36	310,528	237,319
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 2.879% 3/25/36	247,917	133,623
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	374,417	357,809
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	140,808	136,612
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,383,661	1,231,023
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.297% 3/25/46	1,049,026	627,710
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.505% 11/25/45	271,835	210,065
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.535% 10/25/45	209,118	166,885
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.038% 10/25/46	1,380,731	854,102

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 VRN 5.011% 11/25/36	$1,784,060	$1,332,841

		7,228,697

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,531,784)		28,063,208

SOVEREIGN DEBT OBLIGATIONS — 3.3%
Malaysia Government Bond MYR (e) 3.835% 8/12/15	1,410,000	454,015
Malaysia Government Bond MYR (e) 4.262% 9/15/16	395,000	129,827
Mexican Bonos MXN (e) 6.500% 6/09/22	10,830,000	877,210
Mexican Bonos MXN (e) 8.000% 6/11/20	19,618,000	1,736,756
Province of Ontario Canada 2.700% 6/16/15	660,000	695,799
Province of Ontario Canada 4.400% 4/14/20	310,000	360,385
Residual Funding Corp. Principal Strip 0.010% 10/15/19	1,280,000	1,151,334
United Mexican States 6.750% 9/27/34	155,000	211,575

		5,616,901

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,276,209)		5,616,901

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 27.4%
Collateralized Mortgage Obligations — 1.1%
Federal National Mortgage Association Series 2011-59, Class NZ 5.500% 7/25/41	528,204	628,069
Series 2011-63, Class SW 6.434% 7/25/41	529,176	83,918
Government National Mortgage Association Series 2010-H28, Class FE 0.638% 12/20/60	357,126	354,206
Series 2011-H08, Class FG 0.718% 3/20/61	289,559	288,638
Series 2011-H09, Class AF 0.738% 3/20/61	192,429	192,023
Series 2011-32, Class S 5.757% 3/16/41	76,036	10,011
Series 2011-40, Class SA 5.887% 2/16/36	895,728	127,935
Series 2010-31, Class GS 6.256% 3/20/39	160,780	25,029

	Principal Amount	Value
Series 2010-3, Class MS 6.306% 11/20/38	$563,162	$87,446
Series 2010-85, Class HS 6.406% 1/20/40	381,640	60,044
Series 2011-70, Class BS 6.457% 12/16/36	249,984	43,139

		1,900,458

Pass-Through Securities — 26.3%
Federal Home Loan Mortgage Corp. Pool #1N1640 2.217% 1/01/37	206,691	217,100
Pool #1N1637 2.511% 1/01/37	520,665	557,239
Pool #1J1368 2.856% 10/01/36	128,107	137,395
Pool #G14492 4.000% 10/01/25	2,500,000	2,640,723
Pool #G06669 6.500% 9/01/39	154,832	173,902
Federal Home Loan Mortgage Corp. TBA Pool #335 2.500% 6/01/26 (f)	1,300,000	1,336,867
Pool #1915 3.000% 5/01/26 (f)	3,600,000	3,763,406
Pool #292 3.500% 10/01/41 (f)	3,500,000	3,670,898
Pool #2961 4.000% 5/01/40 (f)	100,000	106,125
Federal National Mortgage Association Pool #AB3745 4.000% 10/01/41	877,923	933,754
Pool #AJ5304 4.000% 11/01/41	1,011,454	1,077,672
Pool #AJ7689 4.000% 12/01/41	1,316,199	1,402,369
Pool #AO4102 4.000% 6/01/42	1,800,000	1,942,594
Pool #MA0706 4.500% 4/01/31	165,723	179,634
Pool #MA0734 4.500% 5/01/31	497,135	538,867
Pool #MA0776 4.500% 6/01/31	165,352	179,233
Pool #MA0913 4.500% 11/01/31	95,410	103,419
Pool #MA0939 4.500% 12/01/31	97,133	105,286
Pool #993117 4.500% 1/01/39	73,030	78,248
Pool #AA0856 4.500% 1/01/39	134,093	143,673
Pool #AA2450 4.500% 2/01/39	63,274	67,795

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AA3495 4.500% 2/01/39	$203,838	$218,401
Pool #935520 4.500% 8/01/39	254,462	272,642
Pool #AD5481 4.500% 5/01/40	3,788,286	4,058,941
Pool #AD6914 4.500% 6/01/40	399,368	427,901
Pool #AD8685 4.500% 8/01/40	666,985	714,638
Pool #974965 5.000% 4/01/38	2,309,410	2,495,155
Pool #AE2266 5.000% 3/01/40	462,128	499,296
Pool #950385 5.125% 8/01/37	41,354	42,469
Pool #937948 5.500% 6/01/37	42,169	45,988
Pool #995072 5.500% 8/01/38	237,285	260,476
Pool #481473 6.000% 2/01/29	286	318
Pool #867557 6.000% 2/01/36	5,404	5,972
Pool #AE0469 6.000% 12/01/39	1,910,076	2,097,054
Pool #AE0758 7.000% 2/01/39	645,054	732,185
Federal National Mortgage Association TBA Pool #838 2.500% 3/01/27 (f)	800,000	824,688
Pool #515 3.000% 2/01/42 (f)	200,000	205,078
Pool #6447 4.000% 7/01/40 (f)	100,000	106,430
Pool #45746 5.500% 3/01/35 (f)	100,000	109,070
Government National Mortgage Association Pool #G24746 4.500% 7/20/40	1,033,325	1,138,837
Pool #4747 5.000% 7/20/40	809,398	895,713
Pool #487588 6.000% 4/15/29	8,274	9,284
Pool #595077 6.000% 10/15/32	1,393	1,563
Pool #596620 6.000% 10/15/32	1,628	1,827
Pool #598000 6.000% 12/15/32	80	90

	Principal Amount	Value
Pool #604706 6.000% 10/15/33	$214,701	$241,155
Pool #636251 6.000% 3/15/35	26,224	29,550
Pool #782034 6.000% 1/15/36	241,981	272,673
Pool #658029 6.000% 7/15/36	176,633	198,595
Government National Mortgage Association TBA Pool #24 3.000% 2/01/42 (f)	300,000	311,227
Pool # 3143 3.500% 10/01/41 (f)	800,000	855,750
Pool #471 3.500% 1/01/42 (f)	1,600,000	1,710,000
Pool #3736 4.000% 8/01/40 (f)	600,000	655,359
Pool #1207 4.500% 4/01/40 (f)	5,500,000	6,044,414
Pool #1486 5.000% 3/01/39 (f)	300,000	331,266
Pool #2897 5.500% 6/01/36 (f)	200,000	221,891

		45,392,095

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $46,620,787)		47,292,553

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Bonds & Notes — 15.2%
U.S. Treasury Bond 3.125% 11/15/41	2,190,000	2,353,110
U.S. Treasury Bond 3.125% 2/15/42	10,000	10,736
U.S. Treasury Bond 4.375% 5/15/40	540,000	719,947
U.S. Treasury Bond 4.375% 5/15/41	80,000	106,804
U.S. Treasury Inflation Index 0.750% 2/15/42	213,791	224,263
U.S. Treasury Inflation Index 2.125% 2/15/40	361,865	513,623
U.S. Treasury Note 0.125% 8/31/13	50,000	49,916
U.S. Treasury Note 0.375% 3/15/15	250,000	249,852
U.S. Treasury Note 0.500% 5/31/13	20,000	20,046
U.S. Treasury Note 0.625% 5/31/17	350,000	348,398

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.000% 9/30/16	$390,000	$396,054
U.S. Treasury Note 1.125% 5/31/19	10,000	10,016
U.S. Treasury Note 1.250% 4/30/19	40,000	40,443
U.S. Treasury Note 1.375% 2/15/13	70,000	70,513
U.S. Treasury Note 1.500% 6/30/16	170,000	176,111
U.S. Treasury Note 1.500% 3/31/19	15,300,000	15,729,954
U.S. Treasury Note 1.750% 5/15/22	280,000	282,275
U.S. Treasury Note 1.875% 2/28/14	180,000	184,620
U.S. Treasury Note 2.000% 11/15/21	4,420,000	4,582,537
U.S. Treasury Note 2.625% 11/15/20	110,000	120,905

		26,190,123

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,273,649)		26,190,123

TOTAL BONDS & NOTES (Cost $167,939,505)		170,173,238

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
Eurodollar 2 Year Midcurve Put, Expires 12/14/12, Strike 97.25	11	69
Eurodollar 2 Year Midcurve Put, Expires 12/14/12, Strike 98.00	33	825
Eurodollar 2 Year Midcurve Put, Expires 12/14/12, Strike 98.75	81	8,100
Eurodollar 3 Year Midcurve Put, Expires 12/15/12, Strike 97.25	16	700
Eurodollar 3 Year Midcurve Put, Expires 12/15/12, Strike 98.25	16	3,400
Eurodollar 3 Year Midcurve Put, Expires 7/13/12, Strike 98.63	18	450
Eurodollar Put, Expires 09/17/12, Strike 98.00	23	144

		13,688

Swaptions — 0.0%
Bank of America Corp. Interest Rate Swaption USD 1 Year Put, Expires 7/19/12, Strike 0.93	2,352,000	6,602

TOTAL PURCHASED OPTIONS (Cost $126,585)		20,290

	Number of Shares	Value
WARRANTS — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (g)	258	$2,335

TOTAL WARRANTS (Cost $0)		2,335

TOTAL LONG-TERM INVESTMENTS (Cost $168,301,250)		170,433,642

	Principal Amount
SHORT-TERM INVESTMENTS — 11.9%
Discount Notes — 3.8%
Federal National Mortgage Association, 0.010%, due 7/02/12	$6,600,000	6,599,960

Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (h)	5,004,080	5,004,080

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	955	955

U.S. Treasury Bills — 5.2%
U.S. Treasury Bill 0.010% 1/10/13	9,000,000	8,993,840

TOTAL SHORT-TERM INVESTMENTS (Cost $20,598,835)		20,598,835

TOTAL INVESTMENTS — 110.7% (Cost $188,900,085) (i)		191,032,477

Other Assets/(Liabilities) —(10.7)%		(18,536,136)

NET ASSETS — 100.0%		$172,496,341

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $12,840,599 or 7.44% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2012, these securities amounted to a value of $180,646 or 0.10% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2012, these securities amounted to a value of $33,707 or 0.02% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2012, these securities amounted to a value of $33,500 or 0.02% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Non-income producing security.
(h)	Maturity value of $5,004,084. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $5,105,609.
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Advertising — 0.7%
The Interpublic Group of Companies, Inc.	6,900	$74,865
Omnicom Group, Inc.	42,934	2,086,592

		2,161,457

Aerospace & Defense — 2.3%
General Dynamics Corp.	10,700	705,772
L-3 Communications Holdings, Inc.	2,300	170,223
Lockheed Martin Corp.	7,600	661,808
Northrop Grumman Corp.	46,733	2,981,098
Raytheon Co.	7,800	441,402
Rockwell Collins, Inc.	2,300	113,505
United Technologies Corp.	27,400	2,069,522

		7,143,330

Agriculture — 0.1%
Bunge Ltd.	2,900	181,946

Auto Manufacturers — 0.7%
Ford Motor Co.	57,900	555,261
General Motors Co. (a)	67,979	1,340,546
Paccar, Inc.	7,200	282,168

		2,177,975

Automotive & Parts — 0.5%
The Goodyear Tire & Rubber Co. (a)	83,318	983,986
Johnson Controls, Inc.	10,600	293,726
Lear Corp.	1,200	45,276
TRW Automotive Holdings Corp. (a)	2,500	91,900
WABCO Holdings, Inc. (a)	1,300	68,809

		1,483,697

Banks — 7.6%
Bank of America Corp.	183,091	1,497,684
Bank of New York Mellon Corp.	24,100	528,995
BB&T Corp.	16,200	499,770
BOK Financial Corp.	1,400	81,480
Commerce Bancshares, Inc.	2,200	83,380
Cullen/Frost Bankers, Inc.	800	45,992
East West Bancorp, Inc.	2,300	53,958
Fifth Third Bancorp	185,183	2,481,452
Huntington Bancshares, Inc.	17,500	112,000
KeyCorp	19,300	149,382
Northern Trust Corp.	4,900	225,498
PNC Financial Services Group, Inc.	57,054	3,486,570
State Street Corp.	72,322	3,228,454
SunTrust Banks, Inc.	10,900	264,107
U.S. Bancorp	101,223	3,255,332
Wells Fargo & Co.	215,245	7,197,793

		23,191,847

	Number of Shares	Value
Beverages — 1.9%
Coca-Cola Enterprises, Inc.	92,368	$2,589,999
Constellation Brands, Inc. Class A (a)	5,900	159,654
Dr. Pepper Snapple Group, Inc.	4,800	210,000
Molson Coors Brewing Co. Class B	2,000	83,220
PepsiCo, Inc.	39,616	2,799,266

		5,842,139

Biotechnology — 0.5%
Amgen, Inc.	20,900	1,526,536

Building Materials — 0.0%
Owens Corning, Inc. (a)	2,800	79,912

Chemicals — 1.2%
Air Products & Chemicals, Inc.	22,147	1,787,927
Albemarle Corp.	1,900	113,316
Ashland, Inc.	1,600	110,896
Celanese Corp. Series A	2,000	69,240
CF Industries Holdings, Inc.	1,300	251,862
E.I. du Pont de Nemours & Co.	16,700	844,519
Eastman Chemical Co.	3,400	171,258
PPG Industries, Inc.	3,500	371,420

		3,720,438

Coal — 0.3%
CONSOL Energy, Inc.	29,608	895,346

Commercial Services — 0.5%
Global Payments, Inc.	1,200	51,876
H&R Block, Inc.	6,700	107,066
McKesson Corp.	11,800	1,106,250
Quanta Services, Inc. (a)	4,300	103,501
Western Union Co.	13,500	227,340

		1,596,033

Computers — 2.4%
Apple, Inc. (a)	3,309	1,932,456
International Business Machines Corp.	26,400	5,163,312
Seagate Technology PLC	5,400	133,542

		7,229,310

Distribution & Wholesale — 0.0%
Ingram Micro, Inc. Class A (a)	5,500	96,085

Diversified Financial — 7.5%
American Express Co.	28,300	1,647,343
Ameriprise Financial, Inc.	49,524	2,588,124
BlackRock, Inc.	3,300	560,406
CIT Group, Inc. (a)	4,700	167,508
Citigroup, Inc.	138,395	3,793,407
Discover Financial Services	89,382	3,090,830
Eaton Vance Corp.	2,300	61,985
Franklin Resources, Inc.	4,800	532,752
The Goldman Sachs Group, Inc.	3,900	373,854
Invesco Ltd.	9,100	205,660

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JP Morgan Chase & Co.	222,893	$7,963,967
Legg Mason, Inc.	59,530	1,569,806
The NASDAQ OMX Group, Inc.	4,300	97,481
SLM Corp.	9,900	155,529

		22,808,652

Electric — 4.2%
The AES Corp. (a)	16,900	216,827
Alliant Energy Corp.	2,800	127,596
Ameren Corp.	5,000	167,700
American Electric Power Co., Inc.	9,600	383,040
Calpine Corp. (a)	131,464	2,170,471
Consolidated Edison, Inc.	3,900	242,541
DTE Energy Co.	5,900	350,047
Duke Energy Corp.	33,000	760,980
Edison International	63,967	2,955,275
Entergy Corp.	3,500	237,615
Exelon Corp.	48,987	1,842,891
Integrys Energy Group, Inc.	1,900	108,053
MDU Resources Group, Inc.	4,100	88,601
NextEra Energy, Inc.	8,000	550,480
NV Energy, Inc.	9,400	165,252
OGE Energy Corp.	1,100	56,969
Pepco Holdings, Inc.	4,700	91,979
Pinnacle West Capital Corp.	1,600	82,784
PPL Corp.	62,980	1,751,474
Public Service Enterprise Group, Inc.	6,700	217,750
TECO Energy, Inc.	5,700	102,942

		12,671,267

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	14,900	694,042
Energizer Holdings, Inc. (a)	1,300	97,825
Molex, Inc.	3,600	86,184

		878,051

Electronics — 0.2%
Agilent Technologies, Inc.	7,000	274,680
Arrow Electronics, Inc. (a)	4,700	154,207
Avnet, Inc. (a)	6,000	185,160
Jabil Circuit, Inc.	4,100	83,353

		697,400

Engineering & Construction — 0.1%
KBR, Inc.	3,500	86,485
URS Corp.	1,600	55,808

		142,293

Environmental Controls — 0.0%
Republic Services, Inc.	4,300	113,778

Foods — 1.3%
Campbell Soup Co.	6,400	213,632
ConAgra Foods, Inc.	8,900	230,777
Ingredion, Inc.	2,500	123,800
The J.M. Smucker Co.	3,200	241,664

	Number of Shares	Value
The Kroger Co.	13,900	$322,341
Safeway, Inc.	4,900	88,935
Smithfield Foods, Inc. (a)	3,600	77,868
Sysco Corp.	12,800	381,568
Tyson Foods, Inc. Class A	8,400	158,172
Unilever NV NY Shares	60,440	2,015,674

		3,854,431

Forest Products & Paper — 0.2%
Domtar Corp.	1,100	84,381
International Paper Co.	9,600	277,536
MeadWestvaco Corp.	5,600	161,000

		522,917

Gas — 0.2%
Atmos Energy Corp.	2,700	94,689
Energen Corp.	2,200	99,286
NiSource, Inc.	6,100	150,975
Sempra Energy	4,900	337,512

		682,462

Hand & Machine Tools — 0.7%
Kennametal, Inc.	1,500	49,725
Snap-on, Inc.	1,200	74,700
Stanley Black & Decker, Inc.	32,714	2,105,473

		2,229,898

Health Care – Products — 2.7%
Baxter International, Inc.	49,282	2,619,338
Becton, Dickinson & Co.	5,300	396,175
Boston Scientific Corp. (a)	33,800	191,646
CareFusion Corp. (a)	4,500	115,560
Covidien PLC	53,899	2,883,597
Medtronic, Inc.	21,100	817,203
St. Jude Medical, Inc.	7,200	287,352
Stryker Corp.	5,900	325,090
Zimmer Holdings, Inc.	9,000	579,240

		8,215,201

Health Care – Services — 3.3%
Aetna, Inc.	11,900	461,363
Coventry Health Care, Inc.	4,000	127,160
HCA Holdings, Inc.	61,743	1,878,839
Humana, Inc.	4,900	379,456
Laboratory Corporation of America Holdings (a)	3,300	305,613
Quest Diagnostics, Inc.	3,600	215,640
Thermo Fisher Scientific, Inc.	7,400	384,134
UnitedHealth Group, Inc.	89,102	5,212,467
Universal Health Services, Inc. Class B	1,800	77,688
WellPoint, Inc.	17,000	1,084,430

		10,126,790

Home Builders — 0.0%
Toll Brothers, Inc. (a)	4,200	124,866

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.0%
Jarden Corp.	1,200	$50,424
Tupperware Brands Corp.	700	38,332

		88,756

Housewares — 0.0%
Newell Rubbermaid, Inc.	3,800	68,932

Insurance — 4.6%
ACE Ltd.	7,800	578,214
Aflac, Inc.	9,500	404,605
The Allstate Corp.	6,700	235,103
American Financial Group, Inc.	6,100	239,303
Assurant, Inc.	1,200	41,808
The Chubb Corp.	17,700	1,288,914
Cincinnati Financial Corp.	2,000	76,140
Everest Re Group Ltd.	1,300	134,537
Fidelity National Financial, Inc. Class A	4,500	86,670
HCC Insurance Holdings, Inc.	3,800	119,320
Lincoln National Corp.	5,800	126,846
Loews Corp.	25,500	1,043,205
Markel Corp. (a)	500	220,850
MetLife, Inc.	72,541	2,237,890
PartnerRe Ltd.	1,000	75,670
Principal Financial Group, Inc.	7,500	196,725
Prudential Financial, Inc.	9,400	455,242
Reinsurance Group of America, Inc. Class A	2,300	122,383
RenaissanceRe Holdings Ltd.	3,300	250,833
Torchmark Corp.	6,800	343,740
The Travelers Cos., Inc.	51,982	3,318,531
Unum Group	114,238	2,185,373
Validus Holdings Ltd.	2,400	76,872
W.R. Berkley Corp.	4,900	190,708

		14,049,482

Internet — 2.1%
AOL, Inc. (a)	48,619	1,365,221
eBay, Inc. (a)	47,897	2,012,153
Google, Inc. Class A (a)	1,302	755,251
Liberty Interactive Corp. Class A (a)	109,820	1,953,698
Yahoo!, Inc. (a)	18,900	299,187

		6,385,510

Iron & Steel — 0.1%
Nucor Corp.	3,300	125,070
Reliance Steel & Aluminum Co.	2,000	101,000

		226,070

Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.	4,400	114,532

Lodging — 0.0%
Hyatt Hotels Corp. Class A (a)	3,700	137,492

	Number of Shares	Value
Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	6,100	$257,298

Machinery – Diversified — 1.1%
Cummins, Inc.	4,200	407,022
Deere & Co.	8,900	719,743
Eaton Corp.	46,553	1,844,895
Flowserve Corp.	1,500	172,125
Rockwell Automation, Inc.	2,900	191,574

		3,335,359

Manufacturing — 5.8%
3M Co.	15,600	1,397,760
Cooper Industries PLC	32,237	2,197,919
Dover Corp.	3,700	198,357
General Electric Co.	460,797	9,603,009
Honeywell International, Inc.	52,990	2,958,962
Illinois Tool Works, Inc.	9,600	507,744
Parker Hannifin Corp.	3,600	276,768
Tyco International Ltd.	10,200	539,070

		17,679,589

Media — 4.4%
CBS Corp. Class B	47,003	1,540,758
Comcast Corp. Class A	133,497	4,267,899
DIRECTV Class A (a)	42,506	2,075,143
DISH Network Corp. Class A	9,200	262,660
Gannett Co., Inc.	3,600	53,028
Time Warner Cable, Inc.	3,300	270,930
Time Warner, Inc.	40,100	1,543,850
Viacom, Inc. Class B	71,480	3,360,990

		13,375,258

Metal Fabricate & Hardware — 0.0%
The Timken Co.	1,900	87,001

Mining — 0.4%
Vulcan Materials Co.	30,605	1,215,325

Office Equipment/Supplies — 0.1%
Xerox Corp.	27,300	214,851

Oil & Gas — 11.4%
Chevron Corp.	85,942	9,066,881
ConocoPhillips	43,200	2,414,016
Denbury Resources, Inc. (a)	6,000	90,660
Devon Energy Corp.	9,000	521,910
EOG Resources, Inc.	18,423	1,660,097
Exxon Mobil Corp.	155,688	13,322,222
Hess Corp.	43,135	1,874,216
Marathon Oil Corp.	15,500	396,335
Murphy Oil Corp.	2,300	115,667
Noble Energy, Inc.	29,553	2,506,685
Occidental Petroleum Corp.	16,400	1,406,628
Plains Exploration & Production Co. (a)	3,000	105,540
SM Energy Co.	17,333	851,224

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tesoro Corp. (a)	2,800	$69,888
Valero Energy Corp.	12,400	299,460
Whiting Petroleum Corp. (a)	2,400	98,688

		34,800,117

Oil & Gas Services — 1.4%
National Oilwell Varco, Inc.	4,300	277,092
Schlumberger Ltd.	33,460	2,171,889
Tidewater, Inc.	1,100	50,996
Transocean Ltd.	42,172	1,886,353

		4,386,330

Packaging & Containers — 0.2%
Ball Corp.	8,000	328,400
Crown Holdings, Inc. (a)	4,000	137,960
Sonoco Products Co.	2,600	78,390

		544,750

Pharmaceuticals — 7.6%
AmerisourceBergen Corp.	3,900	153,465
Bristol-Myers Squibb Co.	62,101	2,232,531
Cardinal Health, Inc.	5,400	226,800
Eli Lilly & Co.	23,500	1,008,385
Endo Health Solutions, Inc. (a)	3,300	102,234
Forest Laboratories, Inc. (a)	68,388	2,392,896
Gilead Sciences, Inc. (a)	16,700	856,376
Merck & Co., Inc.	151,219	6,313,393
Mylan, Inc. (a)	8,700	185,919
Omnicare, Inc.	2,300	71,829
Pfizer, Inc.	309,470	7,117,810
Sanofi ADR (France)	65,319	2,467,752
Warner Chilcott PLC Class A (a)	5,100	91,392

		23,220,782

Real Estate Investment Trusts (REITS) — 0.7%
Weyerhaeuser Co.	101,462	2,268,690

Retail — 4.0%
Advance Auto Parts, Inc.	1,500	102,330
Bed Bath & Beyond, Inc. (a)	4,700	290,460
Big Lots, Inc. (a)	1,500	61,185
CVS Caremark Corp.	56,824	2,655,386
Darden Restaurants, Inc.	3,800	192,394
Dillard’s, Inc. Class A	500	31,840
Kohl’s Corp.	6,700	304,783
Macy’s, Inc.	22,200	762,570
Signet Jewelers Ltd.	2,000	88,020
Staples, Inc.	8,600	112,230
Target Corp.	46,828	2,724,921
Wal-Mart Stores, Inc.	70,100	4,887,372

		12,213,491

Savings & Loans — 0.1%
New York Community Bancorp, Inc.	8,900	111,517

	Number of Shares	Value
People’s United Financial, Inc.	5,600	$65,016

		176,533

Semiconductors — 2.6%
Applied Materials, Inc.	139,290	1,596,263
Avago Technologies Ltd.	3,700	132,830
Intel Corp.	116,700	3,110,055
KLA-Tencor Corp.	3,700	182,225
Micron Technology, Inc. (a)	15,400	97,174
Texas Instruments, Inc.	93,745	2,689,544

		7,808,091

Software — 4.1%
CA, Inc.	21,400	579,726
The Dun & Bradstreet Corp.	1,100	78,287
Fidelity National Information Services, Inc.	6,600	224,928
Microsoft Corp.	231,504	7,081,707
Oracle Corp.	158,433	4,705,460

		12,670,108

Telecommunications — 5.5%
AT&T, Inc.	169,965	6,060,952
CenturyLink, Inc.	60,719	2,397,794
Cisco Systems, Inc.	202,631	3,479,174
Harris Corp.	2,300	96,255
Motorola Solutions, Inc.	45,165	2,172,888
Vodafone Group PLC Sponsored ADR (United Kingdom)	88,477	2,493,282

		16,700,345

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,700	188,541

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	8,000	259,520

Transportation — 1.3%
CSX Corp.	21,000	469,560
FedEx Corp.	6,400	586,304
Norfolk Southern Corp.	40,397	2,899,293

		3,955,157

Water — 0.0%
American Water Works Co., Inc.	3,900	133,692

TOTAL COMMON STOCK (Cost $262,517,816)		296,955,659

TOTAL EQUITIES (Cost $262,517,816)		296,955,659

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
iShares Russell 1000 Value Index Fund	42,500	$2,899,775

TOTAL MUTUAL FUNDS (Cost $2,802,600)		2,899,775

TOTAL LONG-TERM INVESTMENTS (Cost $265,320,416)		299,855,434

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$6,860,926	6,860,926

Time Deposits — 0.1%
Euro Time Deposit 0.010% 7/02/12	205,248	205,248

TOTAL SHORT-TERM INVESTMENTS (Cost $7,066,174)		7,066,174

TOTAL INVESTMENTS — 100.4% (Cost $272,386,590) (c)		306,921,608

Other Assets/(Liabilities) — (0.4)%		(1,329,996)

NET ASSETS — 100.0%		$305,591,612

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,860,931. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 12/01/26 – 11/25/38, and an aggregate market value, including accrued interest, of $7,000,853.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Aerospace & Defense — 1.0%
The Boeing Co.	175,400	$13,032,220

Agriculture — 2.4%
Archer-Daniels-Midland Co.	326,100	9,626,472
Philip Morris International, Inc.	230,300	20,095,978

		29,722,450

Auto Manufacturers — 1.0%
General Motors Co. (a)	192,700	3,800,044
Paccar, Inc.	208,900	8,186,791

		11,986,835

Automotive & Parts — 0.5%
The Goodyear Tire & Rubber Co. (a)	527,000	6,223,870

Banks — 7.0%
BB&T Corp.	544,100	16,785,485
PNC Financial Services Group, Inc.	406,500	24,841,215
Wells Fargo & Co.	1,373,700	45,936,528

		87,563,228

Beverages — 2.3%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	188,830	15,040,310
PepsiCo, Inc.	200,600	14,174,396

		29,214,706

Biotechnology — 1.1%
Amgen, Inc.	188,100	13,738,824

Chemicals — 3.0%
The Dow Chemical Co.	415,400	13,085,100
E.I. du Pont de Nemours & Co.	237,100	11,990,147
The Mosaic Co.	242,900	13,301,204

		38,376,451

Computers — 0.5%
Hewlett-Packard Co.	291,000	5,852,010

Diversified Financial — 7.6%
Ameriprise Financial, Inc.	185,500	9,694,230
BlackRock, Inc.	95,100	16,149,882
Citigroup, Inc.	339,900	9,316,659
Credit Suisse Group Sponsored ADR (Switzerland)	279,200	5,117,736
The Goldman Sachs Group, Inc.	144,800	13,880,528
JP Morgan Chase & Co.	1,150,136	41,094,359

		95,253,394

Electric — 3.4%
Edison International	261,900	12,099,780
Entergy Corp.	159,200	10,808,088
NextEra Energy, Inc.	102,500	7,053,025

	Number of Shares	Value
Northeast Utilities	316,800	$12,295,008

		42,255,901

Foods — 1.9%
General Mills, Inc.	254,200	9,796,868
Kraft Foods, Inc. Class A	369,800	14,281,676

		24,078,544

Forest Products & Paper — 0.8%
International Paper Co.	326,900	9,450,679

Hand & Machine Tools — 1.1%
Stanley Black & Decker, Inc.	222,300	14,307,228

Health Care – Products — 4.6%
Baxter International, Inc.	205,900	10,943,585
Covidien PLC	298,300	15,959,050
Johnson & Johnson	193,900	13,099,884
St. Jude Medical, Inc.	235,900	9,414,769
Zimmer Holdings, Inc.	128,300	8,257,388

		57,674,676

Health Care – Services — 2.3%
HCA Holdings, Inc.	299,060	9,100,396
UnitedHealth Group, Inc.	341,100	19,954,350

		29,054,746

Housewares — 0.5%
Newell Rubbermaid, Inc.	365,800	6,635,612

Insurance — 7.5%
ACE Ltd.	386,200	28,629,006
The Chubb Corp.	208,400	15,175,688
Marsh & McLennan Cos., Inc.	640,400	20,640,092
Principal Financial Group, Inc.	362,248	9,501,765
Swiss Re Ltd. (a)	165,886	10,421,431
Unum Group	554,400	10,605,672

		94,973,654

Iron & Steel — 1.1%
Nucor Corp.	150,000	5,685,000
Steel Dynamics, Inc.	694,100	8,155,675

		13,840,675

Machinery – Construction & Mining — 1.3%
Ingersoll-Rand PLC	400,500	16,893,090

Machinery – Diversified — 0.6%
Eaton Corp.	198,200	7,854,666

Manufacturing — 6.1%
3M Co.	147,800	13,242,880
General Electric Co.	1,565,600	32,627,104
Illinois Tool Works, Inc.	268,700	14,211,543
Tyco International Ltd.	324,000	17,123,400

		77,204,927

Media — 3.6%
CBS Corp. Class B	227,100	7,444,338

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comcast Corp. Class A	794,250	$25,392,173
Thomson Reuters Corp.	439,000	12,489,550

		45,326,061

Oil & Gas — 11.9%
Apache Corp.	95,300	8,375,917
Chevron Corp.	422,500	44,573,750
EOG Resources, Inc.	67,900	6,118,469
Exxon Mobil Corp.	360,300	30,830,871
Marathon Oil Corp.	324,100	8,287,237
Noble Corp. (a)	276,400	8,991,292
Occidental Petroleum Corp.	268,800	23,054,976
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	167,800	11,734,254
Southwestern Energy Co. (a)	262,600	8,384,818

		150,351,584

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	231,600	9,518,760

Packaging & Containers — 0.6%
Rexam PLC Sponsored ADR (United Kingdom)	218,400	7,187,544

Pharmaceuticals — 6.1%
Merck & Co., Inc.	712,500	29,746,875
Pfizer, Inc.	1,519,300	34,943,900
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	306,200	12,076,528

		76,767,303

Retail — 5.9%
CVS Caremark Corp.	415,600	19,420,988
The Home Depot, Inc.	378,500	20,056,715
Kohl’s Corp.	299,000	13,601,510
Lowe’s Cos., Inc.	362,000	10,295,280
Nordstrom, Inc.	222,800	11,070,932

		74,445,425

Semiconductors — 4.7%
Analog Devices, Inc.	345,500	13,014,985
Intel Corp.	842,100	22,441,965
Maxim Integrated Products, Inc.	358,000	9,179,120
Xilinx, Inc.	418,000	14,032,260

		58,668,330

Software — 1.5%
Microsoft Corp.	622,500	19,042,275

Telecommunications — 4.9%
AT&T, Inc.	912,356	32,534,615
Cisco Systems, Inc.	1,715,800	29,460,286

		61,994,901

	Number of Shares	Value
Toys, Games & Hobbies — 1.2%
Mattel, Inc.	465,200	$15,091,088

TOTAL COMMON STOCK (Cost $1,066,257,283)		1,243,581,657

TOTAL EQUITIES (Cost $1,066,257,283)		1,243,581,657

TOTAL LONG-TERM INVESTMENTS (Cost $1,066,257,283)		1,243,581,657

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$19,050,828	19,050,828

TOTAL SHORT-TERM INVESTMENTS (Cost $19,050,828)		19,050,828

TOTAL INVESTMENTS — 100.3% (Cost $1,085,308,111) (c)		1,262,632,485

Other Assets/(Liabilities) — (0.3)%		(3,935,206)

NET ASSETS — 100.0%		$1,258,697,279

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $19,050,844. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $19,432,470.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.6%

COMMON STOCK — 93.6%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	19,520	$1,699,802

Agriculture — 0.9%
Philip Morris International, Inc.	49,950	4,358,637

Auto Manufacturers — 0.5%
Paccar, Inc.	65,420	2,563,810

Banks — 12.8%
Bank of New York Mellon Corp.	1,042,750	22,888,363
Julius Baer Group Ltd. (a)	274,880	9,952,388
Wells Fargo & Co.	830,676	27,777,805

		60,618,556

Beverages — 4.0%
The Coca-Cola Co.	80,620	6,303,678
Diageo PLC Sponsored ADR (United Kingdom)	85,700	8,833,099
Heineken Holding NV Class A	84,925	3,801,076

		18,937,853

Building Materials — 0.2%
Martin Marietta Materials, Inc.	12,400	977,368

Chemicals — 4.5%
Air Products & Chemicals, Inc.	69,610	5,619,615
Ecolab, Inc.	42,200	2,891,966
Monsanto Co.	88,650	7,338,447
Potash Corp. of Saskatchewan, Inc.	76,060	3,323,062
Praxair, Inc.	18,800	2,044,124

		21,217,214

Coal — 0.3%
China Coal Energy Co. Class H	1,937,700	1,610,941

Commercial Services — 2.1%
Iron Mountain, Inc.	210,816	6,948,496
Visa, Inc. Class A	23,710	2,931,267

		9,879,763

Computers — 0.4%
Hewlett-Packard Co.	90,700	1,823,977

Cosmetics & Personal Care — 0.2%
Natura Cosmeticos SA	35,000	819,019

Distribution & Wholesale — 0.3%
Li & Fung Ltd.	718,000	1,391,362

Diversified Financial — 7.9%
American Express Co.	475,940	27,704,468
Ameriprise Financial, Inc.	35,920	1,877,179
The Charles Schwab Corp.	183,980	2,378,861
CME Group, Inc.	3,510	941,066
The Goldman Sachs Group, Inc.	19,870	1,904,738
JP Morgan Chase & Co.	75,588	2,700,759

		37,507,071

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	35,680	$1,661,974

Electronics — 0.4%
Agilent Technologies, Inc.	43,270	1,697,915

Foods — 0.6%
Nestle SA	5,610	334,644
Sysco Corp.	42,140	1,256,193
Unilever NV NY Shares	35,730	1,191,596

		2,782,433

Forest Products & Paper — 0.0%
Sino-Forest Corp. (Acquired 12/17/09, Cost $203,165) (a) (b) (c) (d)	12,800	-
Sino-Forest Corp. (a) (c)	422,320	-

		-

Health Care – Products — 0.2%
Baxter International, Inc.	2,200	116,930
Johnson & Johnson	14,610	987,052

		1,103,982

Holding Company – Diversified — 1.4%
China Merchants Holdings International Co. Ltd.	2,099,370	6,407,443

Housewares — 0.3%
Hunter Douglas NV	36,478	1,422,261

Insurance — 11.8%
ACE Ltd.	47,940	3,553,792
Alleghany Corp. (a)	22,462	7,631,464
Aon PLC	15,820	740,060
Berkshire Hathaway, Inc. Class A (a)	104	12,994,280
Everest Re Group Ltd.	8,460	875,525
Fairfax Financial Holdings Ltd.	6,580	2,577,386
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	3,440	1,362,147
Loews Corp.	327,970	13,417,253
Markel Corp. (a)	1,910	843,647
The Progressive Corp.	568,160	11,834,773

		55,830,327

Internet — 5.1%
Expedia, Inc.	37,870	1,820,411
Google, Inc. Class A (a)	27,060	15,696,694
Groupon, Inc. (a)	100,900	1,072,567
Liberty Interactive Corp. Class A (a)	141,600	2,519,064
Netflix, Inc. (a)	41,770	2,859,992

		23,968,728

Leisure Time — 0.6%
Harley-Davidson, Inc.	61,700	2,821,541

Machinery – Construction & Mining — 1.1%
BHP Billiton PLC	96,900	2,767,120
Rio Tinto PLC	52,187	2,492,415

		5,259,535

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 2.6%
Grupo Televisa SAB Sponsored ADR (Mexico)	42,950	$922,566
The Walt Disney Co.	234,590	11,377,615

		12,300,181

Oil & Gas — 7.5%
Canadian Natural Resources Ltd.	393,580	10,567,623
Devon Energy Corp.	80,300	4,656,597
EOG Resources, Inc.	105,300	9,488,583
Occidental Petroleum Corp.	118,305	10,147,020
OGX Petroleo e Gas Participacoes SA (a)	153,900	421,434

		35,281,257

Oil & Gas Services — 1.1%
Schlumberger Ltd.	39,510	2,564,594
Transocean Ltd.	60,515	2,706,836

		5,271,430

Packaging & Containers — 0.3%
Sealed Air Corp.	93,872	1,449,384

Pharmaceuticals — 3.5%
Express Scripts Holding Co. (a)	201,100	11,227,413
Merck & Co., Inc.	30,612	1,278,051
Pfizer, Inc.	51,530	1,185,190
Roche Holding AG	17,300	2,986,454

		16,677,108

Real Estate — 2.2%
Brookfield Asset Management, Inc. Class A	145,500	4,816,050
Hang Lung Properties Ltd.	903,000	5,565,232

		10,381,282

Retail — 14.7%
Bed Bath & Beyond, Inc. (a)	215,000	13,287,000
CarMax, Inc. (a)	83,200	2,158,208
Cie Financiere Richemont SA	12,000	658,566
Costco Wholesale Corp.	225,550	21,427,250
CVS Caremark Corp.	636,971	29,765,655
Tiffany & Co.	16,050	849,848
Walgreen Co.	40,190	1,188,820

		69,335,347

Semiconductors — 1.7%
Intel Corp.	61,180	1,630,447
Texas Instruments, Inc.	219,300	6,291,717

		7,922,164

Software — 2.4%
Activision Blizzard, Inc.	237,400	2,846,426
Microsoft Corp.	149,680	4,578,711
Oracle Corp.	132,000	3,920,400

		11,345,537

	Number of Shares	Value
Telecommunications — 0.2%
America Movil SAB de CV Series L ADR (Mexico)	34,610	$901,937

Transportation — 1.1%
China Shipping Development Co. Ltd. Class H	1,273,700	602,477
Kuehne & Nagel International AG	45,010	4,764,085

		5,366,562

TOTAL COMMON STOCK (Cost $350,110,676)		442,593,701

TOTAL EQUITIES (Cost $350,110,676)		442,593,701

	Principal Amount
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Forest Products & Paper — 0.1%
Sino-Forest Corp., Convertible (Acquired 07/23/08, Cost $1,565,682) (b) (d) (e) 5.000% 8/01/13	$1,604,000	368,920

TOTAL CORPORATE DEBT (Cost $1,565,682)		368,920

TOTAL BONDS & NOTES (Cost $1,565,682)		368,920

TOTAL LONG-TERM INVESTMENTS (Cost $351,676,358)		442,962,621

SHORT-TERM INVESTMENTS — 5.4%
Repurchase Agreement — 5.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (f)	25,574,164	25,574,164

TOTAL SHORT-TERM INVESTMENTS (Cost $25,574,164)		25,574,164

TOTAL INVESTMENTS — 99.1% (Cost $377,250,522) (g)		468,536,785

Other Assets/(Liabilities) — 0.9%		4,019,384

NET ASSETS — 100.0%		$472,556,169

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $368,920 or 0.08% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2012, these securities amounted to a value of $368,920 or 0.08% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2012, these securities amounted to a value of $368,920 or 0.08% of net assets.
(f)	Maturity value of $25,574,185. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 11/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $26,086,406.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	78,240	$848,903
Omnicom Group, Inc.	50,467	2,452,696

		3,301,599

Aerospace & Defense — 1.9%
The Boeing Co.	136,479	10,140,390
General Dynamics Corp.	65,943	4,349,600
Goodrich Corp.	23,043	2,924,157
L-3 Communications Holdings, Inc.	18,220	1,348,462
Lockheed Martin Corp.	48,524	4,225,470
Northrop Grumman Corp.	46,222	2,948,502
Raytheon Co.	59,692	3,377,970
Rockwell Collins, Inc.	26,452	1,305,406
United Technologies Corp.	166,121	12,547,119

		43,167,076

Agriculture — 2.2%
Altria Group, Inc.	369,361	12,761,423
Archer-Daniels-Midland Co.	120,707	3,563,271
Lorillard, Inc.	23,540	3,106,103
Philip Morris International, Inc.	311,659	27,195,364
Reynolds American, Inc.	59,598	2,674,162

		49,300,323

Airlines — 0.1%
Southwest Airlines Co.	144,128	1,328,860

Apparel — 0.4%
Nike, Inc. Class B	67,484	5,923,746
Ralph Lauren Corp.	11,599	1,624,556
VF Corp.	15,587	2,080,085

		9,628,387

Auto Manufacturers — 0.4%
Ford Motor Co.	700,275	6,715,637
Paccar, Inc.	66,378	2,601,354

		9,316,991

Automotive & Parts — 0.2%
BorgWarner, Inc. (a)	20,465	1,342,299
The Goodyear Tire & Rubber Co. (a)	40,793	481,765
Johnson Controls, Inc.	123,885	3,432,854

		5,256,918

Banks — 4.3%
Bank of America Corp.	1,965,867	16,080,792
Bank of New York Mellon Corp.	219,418	4,816,225
BB&T Corp.	128,666	3,969,346
Capital One Financial Corp.	105,845	5,785,488
Comerica, Inc.	34,717	1,066,159
Fifth Third Bancorp	164,600	2,205,640

	Number of Shares	Value
First Horizon National Corp.	49,320	$426,618
Huntington Bancshares, Inc.	162,477	1,039,853
KeyCorp	173,588	1,343,571
M&T Bank Corp.	22,911	1,891,761
Northern Trust Corp.	40,393	1,858,886
PNC Financial Services Group, Inc.	96,160	5,876,338
Regions Financial Corp.	252,303	1,703,045
State Street Corp.	89,769	4,007,288
SunTrust Banks, Inc.	98,426	2,384,862
U.S. Bancorp	346,444	11,141,639
Wells Fargo & Co.	968,073	32,372,361
Zions Bancorp	33,508	650,726

		98,620,598

Beverages — 2.7%
Brown-Forman Corp. Class B	18,072	1,750,273
The Coca-Cola Co.	411,013	32,137,106
Coca-Cola Enterprises, Inc.	54,933	1,540,321
Constellation Brands, Inc. Class A (a)	27,408	741,661
Dr. Pepper Snapple Group, Inc.	38,364	1,678,425
Molson Coors Brewing Co. Class B	27,516	1,144,941
Monster Beverage Corp. (a)	27,962	1,990,894
PepsiCo, Inc.	284,977	20,136,475

		61,120,096

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc. (a)	34,954	3,470,932
Amgen, Inc.	141,266	10,318,069
Biogen Idec, Inc. (a)	43,675	6,305,796
Celgene Corp. (a)	80,625	5,172,900
Life Technologies Corp. (a)	31,602	1,421,774

		26,689,471

Building Materials — 0.0%
Masco Corp.	68,591	951,357

Chemicals — 2.3%
Air Products & Chemicals, Inc.	39,234	3,167,361
Airgas, Inc.	12,218	1,026,434
CF Industries Holdings, Inc.	11,947	2,314,612
The Dow Chemical Co.	217,928	6,864,732
E.I. du Pont de Nemours & Co.	171,023	8,648,633
Eastman Chemical Co.	24,318	1,224,898
Ecolab, Inc.	52,742	3,614,409
FMC Corp.	24,448	1,307,479
International Flavors & Fragrances, Inc.	15,118	828,466
Monsanto Co.	97,079	8,036,200
The Mosaic Co.	53,329	2,920,296
PPG Industries, Inc.	28,284	3,001,498
Praxair, Inc.	54,596	5,936,223
The Sherwin-Williams Co.	15,362	2,033,161
Sigma-Aldrich Corp.	21,909	1,619,732

		52,544,134

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.1%
Alpha Natural Resources, Inc. (a)	39,047	$340,099
CONSOL Energy, Inc.	42,607	1,288,436
Peabody Energy Corp.	49,260	1,207,855

		2,836,390

Commercial Services — 1.8%
Apollo Group, Inc. Class A (a)	20,527	742,872
Automatic Data Processing, Inc.	89,209	4,965,373
DeVry, Inc.	10,305	319,146
Donnelley (R.R.) & Sons Co.	33,811	397,955
Equifax, Inc.	21,165	986,289
H&R Block, Inc.	55,202	882,128
Iron Mountain, Inc.	31,520	1,038,899
MasterCard, Inc. Class A	19,324	8,311,446
McKesson Corp.	42,860	4,018,125
Moody’s Corp.	36,143	1,321,027
Paychex, Inc.	60,078	1,887,050
Quanta Services, Inc. (a)	39,411	948,623
Robert Half International, Inc.	25,374	724,935
SAIC, Inc.	50,652	613,902
Total System Services, Inc.	31,044	742,883
Visa, Inc. Class A	90,664	11,208,790
Western Union Co.	115,196	1,939,901

		41,049,344

Computers — 8.0%
Accenture PLC Class A	117,243	7,045,132
Apple, Inc. (a)	170,392	99,508,928
Cognizant Technology Solutions Corp. Class A (a)	55,990	3,359,400
Computer Sciences Corp.	27,628	685,727
Dell, Inc. (a)	270,305	3,384,219
EMC Corp. (a)	383,160	9,820,391
Hewlett-Packard Co.	362,136	7,282,555
International Business Machines Corp.	210,081	41,087,642
Lexmark International, Inc. Class A	12,961	344,503
NetApp, Inc. (a)	65,992	2,099,865
SanDisk Corp. (a)	45,300	1,652,544
Seagate Technology PLC	68,967	1,705,554
Teradata Corp. (a)	31,346	2,257,226
Western Digital Corp. (a)	42,490	1,295,095

		181,528,781

Cosmetics & Personal Care — 1.9%
Avon Products, Inc.	75,715	1,227,340
Colgate-Palmolive Co.	87,533	9,112,185
The Estee Lauder Cos., Inc. Class A	40,590	2,196,731
The Procter & Gamble Co.	499,227	30,577,654

		43,113,910

Distribution & Wholesale — 0.3%
Fastenal Co.	52,983	2,135,745
Fossil, Inc. (a)	9,267	709,296

	Number of Shares	Value
Genuine Parts Co.	28,229	$1,700,797
W.W. Grainger, Inc.	11,156	2,133,474

		6,679,312

Diversified Financial — 4.0%
American Express Co.	181,741	10,579,144
Ameriprise Financial, Inc.	40,244	2,103,151
BlackRock, Inc.	23,439	3,980,411
The Charles Schwab Corp.	198,487	2,566,437
Citigroup, Inc.	534,955	14,663,117
CME Group, Inc.	12,289	3,294,804
Discover Financial Services	97,934	3,386,558
E*TRADE Financial Corp. (a)	44,129	354,797
Federated Investors, Inc. Class B	14,852	324,516
Franklin Resources, Inc.	26,513	2,942,678
The Goldman Sachs Group, Inc.	89,535	8,582,825
IntercontinentalExchange, Inc. (a)	13,004	1,768,284
Invesco Ltd.	81,099	1,832,837
JP Morgan Chase & Co.	694,120	24,800,908
Legg Mason, Inc.	23,040	607,565
Morgan Stanley	279,101	4,072,084
The NASDAQ OMX Group, Inc.	21,223	481,125
NYSE Euronext	45,019	1,151,586
SLM Corp.	89,685	1,408,951
T. Rowe Price Group, Inc.	47,587	2,996,077

		91,897,855

Electric — 3.4%
The AES Corp. (a)	118,250	1,517,148
Ameren Corp.	44,411	1,489,545
American Electric Power Co., Inc.	88,987	3,550,581
CenterPoint Energy, Inc.	76,954	1,590,639
CMS Energy Corp.	48,585	1,141,748
Consolidated Edison, Inc.	52,680	3,276,169
Dominion Resources, Inc.	105,268	5,684,472
DTE Energy Co.	31,104	1,845,400
Duke Energy Corp.	242,397	5,589,675
Edison International	59,878	2,766,364
Entergy Corp.	33,209	2,254,559
Exelon Corp.	154,612	5,816,503
FirstEnergy Corp.	76,880	3,781,727
Integrys Energy Group, Inc.	14,832	843,496
NextEra Energy, Inc.	75,374	5,186,485
Northeast Utilities	55,908	2,169,789
NRG Energy, Inc. (a)	40,251	698,757
Pepco Holdings, Inc.	41,451	811,196
PG&E Corp.	77,499	3,508,380
Pinnacle West Capital Corp.	19,307	998,944
PPL Corp.	104,545	2,907,396
Progress Energy, Inc.	54,065	3,253,091
Public Service Enterprise Group, Inc.	91,056	2,959,320
SCANA Corp.	20,895	999,617
The Southern Co.	158,633	7,344,708
TECO Energy, Inc.	37,269	673,078

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wisconsin Energy Corp.	42,393	$1,677,491
Xcel Energy, Inc.	90,272	2,564,628

		76,900,906

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	134,262	6,253,924
Molex, Inc.	23,184	555,025

		6,808,949

Electronics — 0.4%
Agilent Technologies, Inc.	62,821	2,465,096
Amphenol Corp. Class A	30,474	1,673,632
FLIR Systems, Inc.	28,779	561,191
Jabil Circuit, Inc.	31,415	638,667
PerkinElmer, Inc.	20,079	518,038
TE Connectivity Ltd.	78,254	2,497,085
Waters Corp. (a)	16,457	1,307,838

		9,661,547

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	10,471	157,693

Engineering & Construction — 0.1%
Fluor Corp.	30,114	1,485,825
Jacobs Engineering Group, Inc. (a)	22,818	863,889

		2,349,714

Entertainment — 0.0%
International Game Technology	55,544	874,818

Environmental Controls — 0.3%
Republic Services, Inc.	55,502	1,468,583
Stericycle, Inc. (a)	15,569	1,427,210
Waste Management, Inc.	85,746	2,863,917

		5,759,710

Foods — 1.8%
Campbell Soup Co.	31,248	1,043,058
ConAgra Foods, Inc.	74,393	1,929,011
Dean Foods Co. (a)	36,506	621,697
General Mills, Inc.	117,295	4,520,549
H.J. Heinz Co.	58,731	3,193,792
The Hershey Co.	27,368	1,971,317
Hormel Foods Corp.	24,032	731,054
The J.M. Smucker Co.	21,214	1,602,081
Kellogg Co.	45,633	2,251,076
Kraft Foods, Inc. Class A	322,770	12,465,377
The Kroger Co.	103,137	2,391,747
McCormick & Co., Inc.	24,521	1,487,199
Safeway, Inc.	42,922	779,034
Sysco Corp.	105,504	3,145,074
Tyson Foods, Inc. Class A	53,279	1,003,244
Whole Foods Market, Inc.	29,891	2,849,210

		41,984,520

Forest Products & Paper — 0.1%
International Paper Co.	79,522	2,298,981

	Number of Shares	Value
MeadWestvaco Corp.	30,419	$874,546

		3,173,527

Gas — 0.2%
AGL Resources, Inc.	20,234	784,067
NiSource, Inc.	50,936	1,260,666
Sempra Energy	43,367	2,987,119

		5,031,852

Hand & Machine Tools — 0.1%
Snap-on, Inc.	10,043	625,177
Stanley Black & Decker, Inc.	30,679	1,974,500

		2,599,677

Health Care – Products — 3.2%
Baxter International, Inc.	101,189	5,378,195
Becton, Dickinson & Co.	36,662	2,740,485
Boston Scientific Corp. (a)	268,712	1,523,597
C.R. Bard, Inc.	15,482	1,663,386
CareFusion Corp. (a)	41,899	1,075,966
Covidien PLC	87,260	4,668,410
Edwards Lifesciences Corp. (a)	21,184	2,188,307
Intuitive Surgical, Inc. (a)	7,221	3,998,918
Johnson & Johnson	500,177	33,791,958
Medtronic, Inc.	190,522	7,378,917
St. Jude Medical, Inc.	57,428	2,291,952
Stryker Corp.	58,128	3,202,853
Varian Medical Systems, Inc. (a)	20,761	1,261,646
Zimmer Holdings, Inc.	32,584	2,097,106

		73,261,696

Health Care – Services — 1.4%
Aetna, Inc.	64,501	2,500,704
Cigna Corp.	51,754	2,277,176
Coventry Health Care, Inc.	24,743	786,580
DaVita, Inc. (a)	17,564	1,724,961
Humana, Inc.	29,710	2,300,742
Laboratory Corporation of America Holdings (a)	17,425	1,613,729
Quest Diagnostics, Inc.	28,599	1,713,080
Tenet Healthcare Corp. (a)	79,274	415,396
Thermo Fisher Scientific, Inc.	67,488	3,503,302
UnitedHealth Group, Inc.	188,418	11,022,453
WellPoint, Inc.	61,146	3,900,503

		31,758,626

Holding Company – Diversified — 0.0%
Leucadia National Corp.	34,787	739,919

Home Builders — 0.1%
D.R. Horton, Inc.	52,270	960,723
Lennar Corp. Class A	31,558	975,458
PulteGroup, Inc. (a)	65,155	697,158

		2,633,339

Home Furnishing — 0.1%
Harman International Industries, Inc.	13,461	533,056

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whirlpool Corp.	13,782	$842,907

		1,375,963

Household Products — 0.4%
Avery Dennison Corp.	18,538	506,829
Beam, Inc.	28,718	1,794,588
The Clorox Co.	23,419	1,696,941
Kimberly-Clark Corp.	71,880	6,021,387

		10,019,745

Housewares — 0.0%
Newell Rubbermaid, Inc.	52,440	951,262

Insurance — 3.5%
ACE Ltd.	62,287	4,617,335
Aflac, Inc.	84,181	3,585,269
The Allstate Corp.	90,295	3,168,451
American International Group, Inc. (a)	117,461	3,769,323
Aon PLC	60,109	2,811,899
Assurant, Inc.	14,712	512,566
Berkshire Hathaway, Inc. Class B (a)	320,479	26,705,515
The Chubb Corp.	48,751	3,550,048
Cincinnati Financial Corp.	30,266	1,152,227
Genworth Financial, Inc. Class A (a)	92,090	521,229
The Hartford Financial Services Group, Inc.	81,071	1,429,282
Lincoln National Corp.	50,741	1,109,706
Loews Corp.	55,190	2,257,823
Marsh & McLennan Cos., Inc.	99,305	3,200,600
MetLife, Inc.	192,574	5,940,908
Principal Financial Group, Inc.	56,785	1,489,471
The Progressive Corp.	108,688	2,263,971
Prudential Financial, Inc.	85,966	4,163,333
Torchmark Corp.	18,600	940,230
The Travelers Cos., Inc.	70,107	4,475,631
Unum Group	51,059	976,759
XL Group PLC	59,550	1,252,932

		79,894,508

Internet — 3.0%
Akamai Technologies, Inc. (a)	31,325	994,569
Amazon.com, Inc. (a)	65,626	14,985,697
eBay, Inc. (a)	209,386	8,796,306
Expedia, Inc.	15,956	767,005
F5 Networks, Inc. (a)	14,581	1,451,684
Google, Inc. Class A (a)	46,351	26,886,825
Netflix, Inc. (a)	9,916	678,949
Priceline.com, Inc. (a)	9,051	6,014,570
Symantec Corp. (a)	128,723	1,880,643
TripAdvisor, Inc. (a)	18,164	811,749
VeriSign, Inc. (a)	29,311	1,277,080
Yahoo!, Inc. (a)	219,855	3,480,305

		68,025,382

	Number of Shares	Value
Iron & Steel — 0.2%
Allegheny Technologies, Inc.	18,923	$603,455
Cliffs Natural Resources, Inc.	27,014	1,331,520
Nucor Corp.	58,977	2,235,228
United States Steel Corp.	24,809	511,065

		4,681,268

Leisure Time — 0.2%
Carnival Corp.	81,297	2,786,048
Harley-Davidson, Inc.	42,008	1,921,026

		4,707,074

Lodging — 0.3%
Marriott International, Inc. Class A	48,353	1,895,437
Starwood Hotels & Resorts Worldwide, Inc.	35,316	1,873,161
Wyndham Worldwide Corp.	26,566	1,401,091
Wynn Resorts Ltd.	14,456	1,499,376

		6,669,065

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	119,035	10,107,262
Ingersoll-Rand PLC	54,198	2,286,072
Joy Global, Inc.	18,818	1,067,545

		13,460,879

Machinery – Diversified — 0.8%
Cummins, Inc.	34,455	3,339,034
Deere & Co.	72,689	5,878,360
Eaton Corp.	62,495	2,476,677
Flowserve Corp.	10,195	1,169,876
Rockwell Automation, Inc.	26,168	1,728,658
Roper Industries, Inc.	17,528	1,727,910
Xylem, Inc.	32,134	808,813

		17,129,328

Manufacturing — 3.6%
3M Co.	126,325	11,318,720
Cooper Industries PLC	28,632	1,952,130
Danaher Corp.	105,304	5,484,233
Dover Corp.	32,685	1,752,243
General Electric Co.	1,930,005	40,221,304
Honeywell International, Inc.	142,086	7,934,082
Illinois Tool Works, Inc.	87,571	4,631,630
Leggett & Platt, Inc.	24,917	526,496
Pall Corp.	21,320	1,168,549
Parker Hannifin Corp.	28,132	2,162,788
Textron, Inc.	49,561	1,232,582
Tyco International Ltd.	83,626	4,419,634

		82,804,391

Media — 3.2%
Cablevision Systems Corp. Class A	40,906	543,641
CBS Corp. Class B	117,433	3,849,454
Comcast Corp. Class A	491,148	15,702,002

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DIRECTV Class A (a)	119,817	$5,849,466
Discovery Communications, Inc. Series A (a)	46,742	2,524,068
Gannett Co., Inc.	39,373	579,964
The McGraw-Hill Cos., Inc.	51,812	2,331,540
News Corp. Class A	383,301	8,543,779
Scripps Networks Interactive Class A	17,595	1,000,452
Time Warner Cable, Inc.	56,652	4,651,129
Time Warner, Inc.	175,325	6,750,012
Viacom, Inc. Class B	95,195	4,476,069
The Walt Disney Co.	325,685	15,795,722
The Washington Post Co. Class B	783	292,701

		72,889,999

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	26,673	4,387,442

Mining — 0.6%
Alcoa, Inc.	194,499	1,701,866
Freeport-McMoRan Copper & Gold, Inc.	173,731	5,919,015
Newmont Mining Corp.	90,890	4,409,074
Titanium Metals Corp.	13,316	150,604
Vulcan Materials Co.	24,948	990,685

		13,171,244

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	34,507	516,570
Xerox Corp.	247,583	1,948,478

		2,465,048

Oil & Gas — 8.6%
Anadarko Petroleum Corp.	90,721	6,005,730
Apache Corp.	71,358	6,271,655
Cabot Oil & Gas Corp.	37,404	1,473,718
Chesapeake Energy Corp.	123,543	2,297,900
Chevron Corp.	359,495	37,926,722
ConocoPhillips	231,252	12,922,362
Denbury Resources, Inc. (a)	70,651	1,067,537
Devon Energy Corp.	74,078	4,295,783
Diamond Offshore Drilling, Inc.	13,119	775,726
EOG Resources, Inc.	49,316	4,443,865
EQT Corp.	26,821	1,438,410
Exxon Mobil Corp.	852,035	72,908,635
Helmerich & Payne, Inc.	19,047	828,164
Hess Corp.	54,607	2,372,674
Marathon Oil Corp.	129,860	3,320,520
Marathon Petroleum Corp.	61,386	2,757,459
Murphy Oil Corp.	35,074	1,763,871
Nabors Industries Ltd. (a)	51,297	738,677
Newfield Exploration Co. (a)	26,552	778,239
Noble Corp. (a)	46,160	1,501,585
Noble Energy, Inc.	32,396	2,747,829
Occidental Petroleum Corp.	148,091	12,701,765
Phillips 66 (a)	114,126	3,793,548

	Number of Shares	Value
Pioneer Natural Resources Co.	22,629	$1,996,104
QEP Resources, Inc.	31,666	949,030
Range Resources Corp.	30,319	1,875,837
Rowan Companies PLC Class A (a)	21,395	691,700
Southwestern Energy Co. (a)	62,130	1,983,811
Sunoco, Inc.	19,223	913,092
Tesoro Corp. (a)	23,636	589,955
Valero Energy Corp.	99,190	2,395,438
WPX Energy, Inc. (a)	34,948	565,459

		197,092,800

Oil & Gas Services — 1.4%
Baker Hughes, Inc.	79,205	3,255,325
Cameron International Corp. (a)	44,191	1,887,398
FMC Technologies, Inc. (a)	44,922	1,762,290
Halliburton Co.	167,123	4,744,622
National Oilwell Varco, Inc.	78,434	5,054,287
Schlumberger Ltd.	243,137	15,782,023

		32,485,945

Packaging & Containers — 0.1%
Ball Corp.	28,379	1,164,958
Bemis Co., Inc.	18,226	571,203
Owens-Illinois, Inc. (a)	27,885	534,555
Sealed Air Corp.	34,765	536,772

		2,807,488

Pharmaceuticals — 5.7%
Abbott Laboratories	286,686	18,482,646
Allergan, Inc.	56,116	5,194,658
AmerisourceBergen Corp.	45,785	1,801,640
Bristol-Myers Squibb Co.	307,431	11,052,144
Cardinal Health, Inc.	62,941	2,643,522
DENTSPLY International, Inc.	25,163	951,413
Eli Lilly & Co.	186,063	7,983,963
Express Scripts Holding Co. (a)	146,837	8,197,910
Forest Laboratories, Inc. (a)	47,448	1,660,206
Gilead Sciences, Inc. (a)	137,423	7,047,051
Hospira, Inc. (a)	29,167	1,020,262
Mead Johnson Nutrition Co.	37,007	2,979,434
Merck & Co., Inc.	553,929	23,126,536
Mylan, Inc. (a)	79,206	1,692,632
Patterson Cos., Inc.	15,761	543,282
Perrigo Co.	17,401	2,052,100
Pfizer, Inc.	1,364,176	31,376,048
Watson Pharmaceuticals, Inc. (a)	23,084	1,707,985

		129,513,432

Pipelines — 0.5%
Kinder Morgan, Inc.	91,022	2,932,729
ONEOK, Inc.	37,466	1,585,186
Spectra Energy Corp.	121,160	3,520,910
The Williams Cos., Inc.	115,115	3,317,614

		11,356,439

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.1%
CBRE Group, Inc. (a)	58,516	$957,322

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	71,042	4,966,546
Apartment Investment & Management Co. Class A	24,413	659,883
AvalonBay Communities, Inc.	17,370	2,457,508
Boston Properties, Inc.	27,634	2,994,697
Equity Residential	54,707	3,411,529
HCP, Inc.	76,796	3,390,543
Health Care REIT, Inc.	38,925	2,269,327
Host Hotels & Resorts, Inc.	132,529	2,096,609
Kimco Realty Corp.	74,716	1,421,845
Plum Creek Timber Co., Inc.	29,833	1,184,370
Prologis, Inc.	85,346	2,836,048
Public Storage	26,171	3,779,354
Simon Property Group, Inc.	55,098	8,576,555
Ventas, Inc.	52,929	3,340,878
Vornado Realty Trust	33,554	2,817,865
Weyerhaeuser Co.	98,016	2,191,638

		48,395,195

Retail — 6.4%
Abercrombie & Fitch Co. Class A	14,650	500,151
AutoNation, Inc. (a)	8,559	301,962
AutoZone, Inc. (a)	4,944	1,815,288
Bed Bath & Beyond, Inc. (a)	42,579	2,631,382
Best Buy Co., Inc.	51,390	1,077,134
Big Lots, Inc. (a)	12,769	520,848
CarMax, Inc. (a)	41,191	1,068,495
Chipotle Mexican Grill, Inc. (a)	5,651	2,147,097
Coach, Inc.	52,081	3,045,697
Costco Wholesale Corp.	79,147	7,518,965
CVS Caremark Corp.	232,657	10,872,062
Darden Restaurants, Inc.	24,265	1,228,537
Dollar Tree, Inc. (a)	42,002	2,259,708
Family Dollar Stores, Inc.	21,501	1,429,386
GameStop Corp. Class A	23,754	436,123
The Gap, Inc.	60,910	1,666,498
The Home Depot, Inc.	277,713	14,716,012
J.C. Penney Co., Inc.	26,121	608,880
Kohl’s Corp.	42,591	1,937,465
Limited Brands, Inc.	44,640	1,898,539
Lowe’s Cos., Inc.	214,879	6,111,159
Macy’s, Inc.	75,337	2,587,826
McDonald’s Corp.	185,306	16,405,140
Nordstrom, Inc.	28,697	1,425,954
O’Reilly Automotive, Inc. (a)	23,186	1,942,291
Ross Stores, Inc.	41,336	2,582,260
Sears Holdings Corp. (a)	6,260	373,722
Staples, Inc.	123,570	1,612,588
Starbucks Corp.	138,352	7,376,929
Target Corp.	120,976	7,039,593

	Number of Shares	Value
Tiffany & Co.	22,144	$1,172,525
The TJX Cos., Inc.	133,901	5,748,370
Urban Outfitters, Inc. (a)	21,522	593,792
Wal-Mart Stores, Inc.	314,628	21,935,864
Walgreen Co.	158,320	4,683,106
Yum! Brands, Inc.	84,444	5,439,882

		144,711,230

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	90,752	578,090
People’s United Financial, Inc.	61,903	718,694

		1,296,784

Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a)	107,368	615,219
Altera Corp.	57,851	1,957,678
Analog Devices, Inc.	55,287	2,082,661
Applied Materials, Inc.	237,413	2,720,753
Broadcom Corp. Class A (a)	91,199	3,082,526
Intel Corp.	915,967	24,410,520
KLA-Tencor Corp.	30,219	1,488,286
Lam Research Corp. (a)	35,931	1,356,036
Linear Technology Corp.	40,385	1,265,262
LSI Corp. (a)	105,952	674,914
Microchip Technology, Inc.	33,852	1,119,824
Micron Technology, Inc. (a)	178,615	1,127,061
NVIDIA Corp. (a)	108,851	1,504,321
Teradyne, Inc. (a)	36,517	513,429
Texas Instruments, Inc.	209,348	6,006,194
Xilinx, Inc.	49,387	1,657,922

		51,582,606

Software — 3.9%
Adobe Systems, Inc. (a)	91,820	2,972,213
Autodesk, Inc. (a)	40,835	1,428,817
BMC Software, Inc. (a)	30,144	1,286,546
CA, Inc.	65,759	1,781,411
Cerner Corp. (a)	26,582	2,197,268
Citrix Systems, Inc. (a)	33,852	2,841,537
The Dun & Bradstreet Corp.	9,492	675,546
Electronic Arts, Inc. (a)	59,343	732,886
Fidelity National Information Services, Inc.	42,818	1,459,238
Fiserv, Inc. (a)	25,318	1,828,466
Intuit, Inc.	52,669	3,125,905
Microsoft Corp.	1,362,251	41,671,258
Oracle Corp.	706,850	20,993,445
Red Hat, Inc. (a)	35,515	2,005,887
Salesforce.com, Inc. (a)	25,180	3,481,387

		88,481,810

Telecommunications — 5.1%
AT&T, Inc.	1,069,176	38,126,816
CenturyLink, Inc.	114,363	4,516,195
Cisco Systems, Inc.	977,969	16,791,728

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corning, Inc.	278,829	$3,605,259
Crown Castle International Corp. (a)	46,732	2,741,299
Frontier Communications Corp.	195,214	747,670
Harris Corp.	21,921	917,394
JDS Uniphase Corp. (a)	37,430	411,730
Juniper Networks, Inc. (a)	98,711	1,609,976
MetroPCS Communications, Inc. (a)	48,506	293,461
Motorola Solutions, Inc.	52,502	2,525,871
QUALCOMM, Inc.	312,422	17,395,657
Sprint Nextel Corp. (a)	550,510	1,794,663
Verizon Communications, Inc.	516,838	22,968,281
Windstream Corp.	103,591	1,000,689

		115,446,689

Textiles — 0.0%
Cintas Corp.	21,465	828,764

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	20,579	697,011
Mattel, Inc.	61,917	2,008,587

		2,705,598

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	29,224	1,710,481
CSX Corp.	187,767	4,198,470
Expeditors International of Washington, Inc.	39,858	1,544,498
FedEx Corp.	57,155	5,235,970
Norfolk Southern Corp.	59,393	4,262,636
Ryder System, Inc.	8,537	307,417
Union Pacific Corp.	86,950	10,374,004
United Parcel Service, Inc. Class B	175,098	13,790,718

		41,424,194

TOTAL COMMON STOCK (Cost $1,860,956,553)		2,243,746,789

TOTAL EQUITIES (Cost $1,860,956,553)		2,243,746,789

TOTAL LONG-TERM INVESTMENTS (Cost $1,860,956,553)		2,243,746,789

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$37,810,024	$37,810,024

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	330,615	330,615

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 11/01/12	4,765,000	4,762,784

TOTAL SHORT-TERM INVESTMENTS (Cost $42,903,423)		42,903,423

TOTAL INVESTMENTS — 100.3% (Cost $1,903,859,976) (d)		2,286,650,212

Other Assets/(Liabilities) — (0.3)%		(5,993,422)

NET ASSETS — 100.0%		$2,280,656,790

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $37,810,056. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $38,568,453.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%

COMMON STOCK — 94.6%
Aerospace & Defense — 4.5%
The Boeing Co.	385,000	$28,605,500

Automotive & Parts — 4.6%
Delphi Automotive PLC (a)	1,150,000	29,325,000

Banks — 6.4%
Wells Fargo & Co.	1,229,300	41,107,792

Building Materials — 3.6%
Fortune Brands Home & Security, Inc. (a)	1,025,500	22,837,885

Commercial Services — 9.8%
Robert Half International, Inc.	900,000	25,713,000
Visa, Inc. Class A	300,000	37,089,000

		62,802,000

Computers — 4.3%
Diebold, Inc.	750,000	27,682,500

Diversified Financial — 4.9%
Franklin Resources, Inc.	280,000	31,077,200

Entertainment — 5.6%
Penn National Gaming, Inc. (a)	800,000	35,672,000

Leisure Time — 4.8%
Carnival Corp.	900,000	30,843,000

Lodging — 4.5%
Starwood Hotels & Resorts Worldwide, Inc.	547,000	29,012,880

Manufacturing — 4.1%
Illinois Tool Works, Inc.	500,000	26,445,000

Oil & Gas — 3.3%
Apache Corp.	241,000	21,181,490

Oil & Gas Services — 6.6%
Dresser-Rand Group, Inc. (a)	519,000	23,116,260
National Oilwell Varco, Inc.	302,500	19,493,100

		42,609,360

Retail — 14.4%
Cabela’s, Inc. (a)	812,000	30,701,720
CarMax, Inc. (a)	1,165,000	30,220,100
Tiffany & Co.	595,000	31,505,250

		92,427,070

Semiconductors — 13.2%
Applied Materials, Inc.	2,950,000	$33,807,000
Intel Corp.	1,900,000	50,635,000

		84,442,000

		Value

TOTAL COMMON STOCK (Cost $499,984,262)		$606,070,677

TOTAL EQUITIES (Cost $499,984,262)		606,070,677

TOTAL LONG-TERM INVESTMENTS (Cost $499,984,262)		606,070,677

	Principal Amount
SHORT-TERM INVESTMENTS — 5.3%
Repurchase Agreement — 5.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$34,085,480	34,085,480

TOTAL SHORT-TERM INVESTMENTS (Cost $34,085,480)		34,085,480

TOTAL INVESTMENTS — 99.9% (Cost $534,069,742) (c)		640,156,157

Other Assets/(Liabilities) — 0.1%		896,348

NET ASSETS — 100.0%		$641,052,505

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $34,085,508. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $34,769,246.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.9%

COMMON STOCK — 93.9%
Advertising — 1.3%
Omnicom Group, Inc.	28,465	$1,383,399

Aerospace & Defense — 1.2%
The Boeing Co.	17,275	1,283,532

Agriculture — 2.7%
Philip Morris International, Inc.	32,783	2,860,645

Beverages — 3.4%
The Coca-Cola Co.	43,731	3,419,327
Green Mountain Coffee Roasters, Inc. (a)	7,535	164,112

		3,583,439

Biotechnology — 5.3%
Amgen, Inc.	31,396	2,293,164
Biogen Idec, Inc. (a)	11,469	1,655,894
Celgene Corp. (a)	18,413	1,181,378
Life Technologies Corp. (a)	9,833	442,387

		5,572,823

Chemicals — 1.5%
CF Industries Holdings, Inc.	3,345	648,060
The Sherwin-Williams Co.	7,296	965,626

		1,613,686

Commercial Services — 0.7%
ITT Educational Services, Inc. (a)	11,982	727,907

Computers — 14.7%
Apple, Inc. (a)	14,594	8,522,896
Dell, Inc. (a)	727	9,102
EMC Corp. (a)	105,314	2,699,198
International Business Machines Corp.	19,062	3,728,146
NetApp, Inc. (a)	15,180	483,027

		15,442,369

Diversified Financial — 1.2%
American Express Co.	21,407	1,246,101

Electronics — 0.5%
Waters Corp. (a)	7,194	571,707

Health Care – Products — 2.7%
Bruker Corp. (a)	18,826	250,574
Edwards Lifesciences Corp. (a)	7,778	803,468
Hologic, Inc. (a)	33,304	600,804
Intuitive Surgical, Inc. (a)	1,605	888,833
Zimmer Holdings, Inc.	5,306	341,494

		2,885,173

Health Care – Services — 2.8%
Aetna, Inc.	16,834	652,654
UnitedHealth Group, Inc.	38,936	2,277,756

		2,930,410

	Number of Shares	Value
Internet — 7.6%
Amazon.com, Inc. (a)	3,275	$747,846
Check Point Software Technologies Ltd. (a)	16,462	816,351
eBay, Inc. (a)	38,722	1,626,711
F5 Networks, Inc. (a)	5,509	548,476
Google, Inc. Class A (a)	3,422	1,984,999
IAC/InterActiveCorp	27,683	1,262,345
Priceline.com, Inc. (a)	1,153	766,192
Symantec Corp. (a)	19,001	277,605

		8,030,525

Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	15,664	1,330,030

Machinery – Diversified — 0.3%
Cummins, Inc.	2,700	261,657

Manufacturing — 3.3%
Dover Corp.	7,958	426,628
General Electric Co.	25,029	521,604
Honeywell International, Inc.	18,875	1,053,980
Parker Hannifin Corp.	9,517	731,667
Tyco International Ltd.	14,723	778,111

		3,511,990

Media — 2.5%
Comcast Corp. Class A	46,756	1,494,789
News Corp. Class A	36,223	807,411
Sirius XM Radio, Inc. (a)	203,813	377,054

		2,679,254

Oil & Gas — 3.5%
Diamond Offshore Drilling, Inc.	14,214	840,474
Exxon Mobil Corp.	16,961	1,451,353
Occidental Petroleum Corp.	6,964	597,302
Valero Energy Corp.	33,570	810,715

		3,699,844

Oil & Gas Services — 1.6%
Core Laboratories NV	5,663	656,342
National Oilwell Varco, Inc.	10,701	689,572
Oceaneering International, Inc.	5,986	286,490

		1,632,404

Pharmaceuticals — 3.6%
Abbott Laboratories	25,356	1,634,701
AmerisourceBergen Corp.	14,155	556,999
Cardinal Health, Inc.	11,919	500,598
Gilead Sciences, Inc. (a)	20,773	1,065,240

		3,757,538

Retail — 14.1%
Bed Bath & Beyond, Inc. (a)	12,777	789,619
The Buckle, Inc.	15,385	608,784
Coach, Inc.	13,819	808,135

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Costco Wholesale Corp.	14,880	$1,413,600
CVS Caremark Corp.	24,813	1,159,511
Dollar Tree, Inc. (a)	19,231	1,034,628
Lowe’s Cos., Inc.	35,304	1,004,046
Lululemon Athletica, Inc. (a)	3,752	223,732
O’Reilly Automotive, Inc. (a)	9,275	776,967
PetSmart, Inc.	17,154	1,169,560
Ross Stores, Inc.	16,454	1,027,881
Starbucks Corp.	18,424	982,368
The TJX Cos., Inc.	23,756	1,019,845
Wal-Mart Stores, Inc.	31,475	2,194,437
Yum! Brands, Inc.	10,162	654,636

		14,867,749

Semiconductors — 3.5%
Altera Corp.	36,215	1,225,516
Emulex Corp. (a)	34,283	246,838
KLA-Tencor Corp.	7,365	362,726
QLogic Corp. (a)	55,296	757,002
Xilinx, Inc.	31,756	1,066,049

		3,658,131

Software — 7.0%
Autodesk, Inc. (a)	6,687	233,978
BMC Software, Inc. (a)	10,247	437,342
Citrix Systems, Inc. (a)	5,822	488,699
Microsoft Corp.	154,577	4,728,510
Oracle Corp.	28,032	832,550
Red Hat, Inc. (a)	11,299	638,168

		7,359,247

Telecommunications — 7.6%
Cisco Systems, Inc.	262,620	4,509,185
QUALCOMM, Inc.	29,207	1,626,246
Verizon Communications, Inc.	42,388	1,883,723

		8,019,154

TOTAL COMMON STOCK (Cost $94,774,838)		98,908,714

TOTAL EQUITIES (Cost $94,774,838)		98,908,714

TOTAL LONG-TERM INVESTMENTS (Cost $94,774,838)		98,908,714

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.1%
Repurchase Agreement — 6.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$6,405,786	$6,405,786

TOTAL SHORT-TERM INVESTMENTS (Cost $6,405,786)		6,405,786

TOTAL INVESTMENTS — 100.0% (Cost $101,180,624) (c)		105,314,500

Other Assets/(Liabilities) — 0.0%		1,321

NET ASSETS — 100.0%		$105,315,821

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $6,405,792. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/38, and an aggregate market value, including accrued interest, of $6,535,922.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Advertising — 0.2%
Omnicom Group, Inc.	42,200	$2,050,920

Aerospace & Defense — 1.2%
The Boeing Co.	90,600	6,731,580
United Technologies Corp.	45,800	3,459,274

		10,190,854

Apparel — 1.5%
Nike, Inc. Class B	67,800	5,951,484
Ralph Lauren Corp.	53,200	7,451,192

		13,402,676

Automotive & Parts — 0.2%
Johnson Controls, Inc.	64,800	1,795,608

Banks — 1.2%
Northern Trust Corp.	54,600	2,512,692
State Street Corp.	49,300	2,200,752
U.S. Bancorp	155,700	5,007,312
Wells Fargo & Co.	27,700	926,288

		10,647,044

Beverages — 0.3%
The Coca-Cola Co.	6,500	508,235
Monster Beverage Corp. (a)	33,600	2,392,320

		2,900,555

Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc. (a)	80,900	8,033,370
Amgen, Inc.	100	7,304
Biogen Idec, Inc. (a)	90,500	13,066,390
Celgene Corp. (a)	98,900	6,345,424
Regeneron Pharmaceuticals, Inc. (a)	13,300	1,519,126
Vertex Pharmaceuticals, Inc. (a)	2,800	156,576

		29,128,190

Chemicals — 4.4%
Air Products & Chemicals, Inc.	2,100	169,533
Ecolab, Inc.	75,800	5,194,574
Monsanto Co.	85,800	7,102,524
Praxair, Inc.	160,400	17,440,292
The Sherwin-Williams Co.	68,500	9,065,975

		38,972,898

Commercial Services — 5.8%
MasterCard, Inc. Class A	58,800	25,290,468
McKesson Corp.	143,900	13,490,625
Visa, Inc. Class A	98,800	12,214,644

		50,995,737

Computers — 12.0%
Accenture PLC Class A	36,900	2,217,321
Apple, Inc. (a)	152,200	88,884,800

	Number of Shares	Value
EMC Corp. (a)	422,300	$10,823,549
IHS, Inc. Class A (a)	35,700	3,845,961
International Business Machines Corp.	300	58,674

		105,830,305

Distribution & Wholesale — 2.2%
Fastenal Co.	212,200	8,553,782
Fossil, Inc. (a)	82,300	6,299,242
W.W. Grainger, Inc.	25,900	4,953,116

		19,806,140

Diversified Financial — 5.0%
American Express Co.	173,300	10,087,793
Ameriprise Financial, Inc.	37,100	1,938,846
BlackRock, Inc.	3,300	560,406
The Charles Schwab Corp.	5,300	68,529
Citigroup, Inc.	3,600	98,676
Franklin Resources, Inc.	121,700	13,507,483
The Goldman Sachs Group, Inc.	2,400	230,064
IntercontinentalExchange, Inc. (a)	42,000	5,711,160
Invesco Ltd.	369,800	8,357,480
JP Morgan Chase & Co.	51,200	1,829,376
Morgan Stanley	24,800	361,832
TD Ameritrade Holding Corp.	87,500	1,487,500

		44,239,145

Electronics — 0.0%
Amphenol Corp. Class A	1,500	82,380

Foods — 0.7%
Whole Foods Market, Inc.	66,000	6,291,120

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	17,500	1,126,300

Health Care – Products — 1.4%
Baxter International, Inc.	44,600	2,370,490
Covidien PLC	38,500	2,059,750
Edwards Lifesciences Corp. (a)	29,700	3,068,010
Henry Schein, Inc. (a)	6,600	518,034
Intuitive Surgical, Inc. (a)	100	55,379
Stryker Corp.	73,000	4,022,300

		12,093,963

Health Care – Services — 1.1%
Thermo Fisher Scientific, Inc.	80,900	4,199,519
UnitedHealth Group, Inc.	88,900	5,200,650

		9,400,169

Insurance — 0.2%
Marsh & McLennan Cos., Inc.	57,300	1,846,779
Prudential Financial, Inc.	2,200	106,546

		1,953,325

Internet — 16.9%
Amazon.com, Inc. (a)	155,700	35,554,095

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	139,500	$16,039,710
eBay, Inc. (a)	300,400	12,619,804
Expedia, Inc.	5,300	254,771
Facebook, Inc. Class A (b)	36,192	1,069,980
Facebook, Inc. Class A (a)	15,800	491,696
Facebook, Inc. Class B (b)	89,629	2,649,792
Google, Inc. Class A (a)	62,200	36,080,354
Groupon, Inc. (a)	203,200	2,160,016
Liberty Interactive Corp. Class A (a)	145,200	2,583,108
LinkedIn Corp. (a)	33,100	3,517,537
Priceline.com, Inc. (a)	40,700	27,045,964
Tencent Holdings Ltd.	292,300	8,631,767

		148,698,594

Leisure Time — 1.3%
Carnival Corp.	233,100	7,988,337
Harley-Davidson, Inc.	84,200	3,850,466

		11,838,803

Lodging — 3.0%
Las Vegas Sands Corp.	218,500	9,502,565
Marriott International, Inc. Class A	209,090	8,196,328
Starwood Hotels & Resorts Worldwide, Inc.	145,800	7,733,232
Wynn Resorts Ltd.	5,600	580,832

		26,012,957

Machinery – Construction & Mining — 0.0%
Caterpillar, Inc.	3,400	288,694

Machinery – Diversified — 0.4%
Cummins, Inc.	8,700	843,117
Deere & Co.	4,000	323,480
Roper Industries, Inc.	25,700	2,533,506

		3,700,103

Manufacturing — 4.2%
3M Co.	19,900	1,783,040
Danaher Corp.	529,100	27,555,528
General Electric Co.	35,100	731,484
Honeywell International, Inc.	120,900	6,751,056

		36,821,108

Media — 1.6%
Discovery Communications, Inc. Series C (a)	141,500	7,087,735
The Walt Disney Co.	146,400	7,100,400

		14,188,135

Metal Fabricate & Hardware — 1.5%
Precision Castparts Corp.	79,100	13,011,159

Oil & Gas — 2.5%
Concho Resources, Inc. (a)	50,000	4,256,000
EOG Resources, Inc.	64,500	5,812,095
EQT Corp.	51,200	2,745,856

	Number of Shares	Value
Occidental Petroleum Corp.	31,000	$2,658,870
Pioneer Natural Resources Co.	38,500	3,396,085
Range Resources Corp.	49,300	3,050,191

		21,919,097

Oil & Gas Services — 2.3%
Cameron International Corp. (a)	95,700	4,087,347
FMC Technologies, Inc. (a)	59,600	2,338,108
Halliburton Co.	100	2,839
Schlumberger Ltd.	213,400	13,851,794

		20,280,088

Pharmaceuticals — 3.5%
Allergan, Inc.	68,600	6,350,302
Cardinal Health, Inc.	124,600	5,233,200
Express Scripts Holding Co. (a)	196,400	10,965,012
Gilead Sciences, Inc. (a)	125,300	6,425,384
Perrigo Co.	12,800	1,509,504

		30,483,402

Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp.	279,300	19,525,863

Retail — 8.2%
Bed Bath & Beyond, Inc. (a)	30,800	1,903,440
Chipotle Mexican Grill, Inc. (a)	18,100	6,877,095
Coach, Inc.	82,900	4,847,992
CVS Caremark Corp.	59,100	2,761,743
Dollar General Corp. (a)	42,800	2,327,892
Dollar Tree, Inc. (a)	40,000	2,152,000
The Home Depot, Inc.	35,800	1,897,042
Limited Brands, Inc.	53,700	2,283,861
McDonald’s Corp.	47,400	4,196,322
Michael Kors Holdings Ltd. (a)	21,500	899,560
O’Reilly Automotive, Inc. (a)	73,500	6,157,095
PVH Corp.	63,400	4,931,886
Ross Stores, Inc.	21,100	1,318,117
Starbucks Corp.	410,100	21,866,532
Tiffany & Co.	4,700	248,865
Tim Hortons, Inc.	5,500	289,520
Yum! Brands, Inc.	121,300	7,814,146

		72,773,108

Semiconductors — 2.0%
Altera Corp.	40,600	1,373,904
Broadcom Corp. Class A (a)	339,500	11,475,100
Xilinx, Inc.	136,200	4,572,234

		17,421,238

Software — 1.9%
Autodesk, Inc. (a)	124,200	4,345,758
Cerner Corp. (a)	200	16,532
Fiserv, Inc. (a)	14,600	1,054,412
Intuit, Inc.	42,400	2,516,440
Microsoft Corp.	13,100	400,729
Oracle Corp.	10,200	302,940

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Red Hat, Inc. (a)	31,800	$1,796,064
Salesforce.com, Inc. (a)	43,600	6,028,136

		16,461,011

Telecommunications — 2.4%
Juniper Networks, Inc. (a)	233,400	3,806,754
QUALCOMM, Inc.	317,100	17,656,128

		21,462,882

Transportation — 4.1%
C.H. Robinson Worldwide, Inc.	800	46,824
Expeditors International of Washington, Inc.	22,100	856,375
FedEx Corp.	153,900	14,098,779
J.B. Hunt Transport Services, Inc.	33,800	2,014,480
Kansas City Southern	45,400	3,158,024
Union Pacific Corp.	133,900	15,975,609
United Continental Holdings, Inc. (a)	16,900	411,177

		36,561,268

TOTAL COMMON STOCK (Cost $685,492,213)		872,354,839

TOTAL EQUITIES (Cost $685,492,213)		872,354,839

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,603	1,603

TOTAL MUTUAL FUNDS (Cost $1,603)		1,603

TOTAL LONG-TERM INVESTMENTS (Cost $685,493,816)		872,356,442

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (c)	$8,735,577	8,735,577

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $8,735,577)	$8,735,577

TOTAL INVESTMENTS — 99.8% (Cost $694,229,393) (d)	881,092,019

Other Assets/(Liabilities) — 0.2%	1,629,352

NET ASSETS — 100.0%	$882,721,371

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $8,735,584. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $8,912,202.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Apparel — 2.6%
Nike, Inc. Class B	140,175	$12,304,562

Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc. (a)	117,400	11,657,820
Regeneron Pharmaceuticals, Inc. (a)	74,500	8,509,390

		20,167,210

Chemicals — 3.0%
Praxair, Inc.	69,900	7,600,227
Syngenta AG Sponsored ADR (Switzerland)	95,575	6,541,153

		14,141,380

Commercial Services — 9.9%
Apollo Group, Inc. Class A (a)	103,875	3,759,236
MasterCard, Inc. Class A	27,375	11,774,261
Visa, Inc. Class A	251,077	31,040,650

		46,574,147

Computers — 10.4%
Apple, Inc. (a)	72,025	42,062,600
Teradata Corp. (a)	94,800	6,826,548

		48,889,148

Distribution & Wholesale — 1.4%
W.W. Grainger, Inc.	35,400	6,769,896

Diversified Financial — 4.6%
CME Group, Inc.	25,450	6,823,400
IntercontinentalExchange, Inc. (a)	109,550	14,896,609

		21,720,009

Health Care – Products — 1.3%
Intuitive Surgical, Inc. (a)	11,200	6,202,448

Insurance — 1.6%
The Progressive Corp.	371,325	7,734,700

Internet — 17.7%
Amazon.com, Inc. (a)	81,100	18,519,185
F5 Networks, Inc. (a)	56,100	5,585,316
Facebook, Inc. Class A (a)	123,000	3,827,760
Google, Inc. Class A (a)	41,950	24,333,936
Netflix, Inc. (a)	47,800	3,272,866
Priceline.com, Inc. (a)	29,000	19,271,080
VeriSign, Inc. (a)	192,900	8,404,653

		83,214,796

Lodging — 1.4%
Las Vegas Sands Corp.	146,700	6,379,983

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	40,425	3,432,487

	Number of Shares	Value
Oil & Gas — 3.0%
EOG Resources, Inc.	110,275	$9,936,880
Southwestern Energy Co. (a)	128,100	4,090,233

		14,027,113

Oil & Gas Services — 3.8%
FMC Technologies, Inc. (a)	133,800	5,248,974
National Oilwell Varco, Inc.	92,700	5,973,588
Schlumberger Ltd.	103,400	6,711,694

		17,934,256

Pharmaceuticals — 6.6%
Allergan, Inc.	194,425	17,997,922
Novo Nordisk A/S Sponsored ADR (Denmark)	55,150	8,015,501
Perrigo Co.	43,775	5,162,386

		31,175,809

Pipelines — 1.6%
Kinder Morgan, Inc.	229,182	7,384,244

Retail — 4.7%
Coach, Inc.	109,884	6,426,016
Staples, Inc.	348,375	4,546,294
Starbucks Corp.	137,901	7,352,881
Walgreen Co.	124,550	3,684,189

		22,009,380

Semiconductors — 1.5%
ASML Holding NV	141,800	7,291,356

Software — 10.3%
Adobe Systems, Inc. (a)	249,875	8,088,454
Athenahealth, Inc. (a)	37,500	2,968,875
BMC Software, Inc. (a)	196,850	8,401,558
Cerner Corp. (a)	56,472	4,667,975
Intuit, Inc.	156,500	9,288,275
Salesforce.com, Inc. (a)	110,500	15,277,730

		48,692,867

Telecommunications — 7.8%
Crown Castle International Corp. (a)	212,775	12,481,381
Polycom, Inc. (a)	194,550	2,046,666
QUALCOMM, Inc.	395,375	22,014,480

		36,542,527

Transportation — 0.9%
Expeditors International of Washington, Inc.	114,850	4,450,438

TOTAL COMMON STOCK (Cost $348,472,360)		467,038,756

TOTAL EQUITIES (Cost $348,472,360)		467,038,756

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.1%
Piplelines — 0.1%
Kinder Morgan, Inc., Expires 5/15/17, Strike 40.00 (a)	118,996	$257,031

TOTAL WARRANTS (Cost $227,730)		257,031

TOTAL LONG-TERM INVESTMENTS (Cost $348,700,090)		467,295,787

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$9,483,262	9,483,262

TOTAL SHORT-TERM INVESTMENTS (Cost $9,483,262)		9,483,262

TOTAL INVESTMENTS — 101.2% (Cost $358,183,352) (c)		476,779,049

Other Assets/(Liabilities) — (1.2)%		(5,611,160)

NET ASSETS — 100.0%		$471,167,889

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,483,270. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates ranging from 12/01/26 – 11/25/40, and an aggregate market value, including accrued interest, of $9,676,707.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Aerospace & Defense — 1.9%
L-3 Communications Holdings, Inc.	17,300	$1,280,373
Triumph Group, Inc.	27,800	1,564,306

		2,844,679

Agriculture — 1.4%
Lorillard, Inc.	5,500	725,725
Reynolds American, Inc.	30,800	1,381,996

		2,107,721

Apparel — 0.4%
VF Corp.	4,300	573,835

Automotive & Parts — 1.2%
Dana Holding Corp.	34,150	437,462
Delphi Automotive PLC (a)	17,575	448,162
Lear Corp.	26,900	1,014,937

		1,900,561

Banks — 6.7%
BB&T Corp.	41,100	1,267,935
Comerica, Inc.	80,375	2,468,316
Fifth Third Bancorp	101,375	1,358,425
KeyCorp	285,750	2,211,705
PNC Financial Services Group, Inc.	20,300	1,240,533
Regions Financial Corp.	265,550	1,792,463

		10,339,377

Beverages — 0.3%
Coca-Cola Enterprises, Inc.	18,450	517,338

Biotechnology — 0.5%
Charles River Laboratories International, Inc. (a)	22,550	738,738

Chemicals — 4.3%
Agrium, Inc.	6,925	612,655
Ashland, Inc.	31,350	2,172,868
CF Industries Holdings, Inc.	3,600	697,464
Cytec Industries, Inc.	25,750	1,509,980
Eastman Chemical Co.	12,800	644,736
PPG Industries, Inc.	9,700	1,029,364

		6,667,067

Commercial Services — 3.2%
Hertz Global Holdings, Inc. (a)	137,575	1,760,960
McKesson Corp.	14,200	1,331,250
United Rentals, Inc. (a)	54,700	1,861,988

		4,954,198

Computers — 2.4%
Cadence Design Systems, Inc. (a)	215,875	2,372,466
Diebold, Inc.	35,575	1,313,073

		3,685,539

	Number of Shares	Value
Diversified Financial — 4.8%
Ameriprise Financial, Inc.	12,400	$648,024
Discover Financial Services	64,050	2,214,849
Invesco Ltd.	30,925	698,905
Raymond James Financial, Inc.	58,775	2,012,456
SLM Corp.	111,300	1,748,523

		7,322,757

Electric — 5.9%
Cleco Corp.	37,125	1,552,939
CMS Energy Corp.	84,675	1,989,862
Edison International	29,200	1,349,040
FirstEnergy Corp.	11,450	563,226
PPL Corp.	82,850	2,304,058
SCANA Corp.	27,300	1,306,032

		9,065,157

Electronics — 3.3%
Agilent Technologies, Inc.	36,000	1,412,640
FEI Co. (a)	13,825	661,388
Jabil Circuit, Inc.	106,475	2,164,637
PerkinElmer, Inc.	32,000	825,600

		5,064,265

Engineering & Construction — 0.4%
KBR, Inc.	24,100	595,511

Environmental Controls — 0.4%
Republic Services, Inc.	23,100	611,226

Foods — 2.3%
ConAgra Foods, Inc.	47,100	1,221,303
Ingredion, Inc.	23,400	1,158,768
The Kroger Co.	26,900	623,811
The Hain Celestial Group, Inc. (a)	10,950	602,688

		3,606,570

Forest Products & Paper — 1.7%
International Paper Co.	40,600	1,173,746
MeadWestvaco Corp.	49,775	1,431,031

		2,604,777

Gas — 4.9%
AGL Resources, Inc.	31,800	1,232,250
Energen Corp.	59,725	2,695,389
NiSource, Inc.	145,500	3,601,125

		7,528,764

Hand & Machine Tools — 0.7%
Snap-on, Inc.	5,975	371,944
Stanley Black & Decker, Inc.	10,475	674,171

		1,046,115

Health Care – Products — 1.3%
C.R. Bard, Inc.	6,100	655,384
Zimmer Holdings, Inc.	20,100	1,293,636

		1,949,020

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 0.4%
Cigna Corp.	13,400	$589,600

Home Builders — 0.6%
M.D.C. Holdings, Inc.	28,450	929,462

Household Products — 0.7%
Avery Dennison Corp.	41,600	1,137,344

Insurance — 6.4%
The Allstate Corp.	94,375	3,311,619
Lincoln National Corp.	112,300	2,456,001
Reinsurance Group of America, Inc. Class A	22,900	1,218,509
Unum Group	57,600	1,101,888
Validus Holdings Ltd.	56,075	1,796,082

		9,884,099

Internet — 1.1%
ValueClick, Inc. (a)	101,300	1,660,307

Iron & Steel — 1.7%
Nucor Corp.	35,150	1,332,185
Reliance Steel & Aluminum Co.	24,800	1,252,400

		2,584,585

Lodging — 0.5%
Wyndham Worldwide Corp.	15,925	839,885

Machinery – Diversified — 1.2%
AGCO Corp. (a)	12,925	591,060
Eaton Corp.	29,950	1,186,919

		1,777,979

Manufacturing — 0.8%
Parker Hannifin Corp.	15,200	1,168,576

Media — 0.6%
CBS Corp. Class B	30,400	996,512

Metal Fabricate & Hardware — 1.4%
The Timken Co.	46,650	2,136,103

Mining — 0.8%
Yamana Gold, Inc.	78,200	1,204,280

Office Equipment/Supplies — 0.4%
Xerox Corp.	81,000	637,470

Oil & Gas — 2.9%
Chesapeake Energy Corp.	35,600	662,160
Ensco PLC Class A	12,100	568,337
Marathon Petroleum Corp.	20,325	912,999
Murphy Oil Corp.	22,700	1,141,583
Nexen, Inc.	69,100	1,167,099

		4,452,178

Oil & Gas Services — 3.6%
HollyFrontier Corp.	65,650	2,325,979
Oil States International, Inc. (a)	19,350	1,280,970
Superior Energy Services, Inc. (a)	63,050	1,275,502

	Number of Shares	Value
Tidewater, Inc.	12,700	$588,772

		5,471,223

Pharmaceuticals — 2.8%
Cardinal Health, Inc.	47,575	1,998,150
Herbalife Ltd.	20,300	981,099
Sirona Dental Systems, Inc. (a)	29,775	1,340,173

		4,319,422

Real Estate Investment Trusts (REITS) — 9.2%
American Capital Agency Corp.	23,525	790,675
Annaly Capital Management, Inc.	35,700	599,046
BioMed Realty Trust, Inc.	104,225	1,946,923
Brandywine Realty Trust	154,600	1,907,764
CBL & Associates Properties, Inc.	70,100	1,369,754
Digital Realty Trust, Inc.	18,300	1,373,781
Duke Realty Corp.	44,100	645,624
DuPont Fabros Technology, Inc.	22,000	628,320
Home Properties, Inc.	14,225	872,846
Hospitality Properties Trust	49,000	1,213,730
Kilroy Realty Corp.	17,925	867,749
Kimco Realty Corp.	32,500	618,475
Liberty Property Trust	17,400	641,016
Weyerhaeuser Co.	30,850	689,806

		14,165,509

Retail — 8.5%
Foot Locker, Inc.	85,350	2,610,003
The Gap, Inc.	47,200	1,291,392
GNC Holdings, Inc. Class A	46,400	1,818,880
Kohl’s Corp.	14,000	636,860
Macy’s, Inc.	55,725	1,914,154
Nu Skin Enterprises, Inc. Class A	23,925	1,122,082
Pier 1 Imports, Inc.	88,125	1,447,894
PVH Corp.	11,585	901,197
Staples, Inc.	97,900	1,277,595

		13,020,057

Semiconductors — 2.9%
Broadcom Corp. Class A (a)	14,975	506,155
KLA-Tencor Corp.	25,100	1,236,175
Lam Research Corp. (a)	27,250	1,028,415
Skyworks Solutions, Inc. (a)	58,875	1,611,409

		4,382,154

Software — 1.2%
CA, Inc.	48,600	1,316,574
Fidelity National Information Services, Inc.	14,650	499,272

		1,815,846

Toys, Games & Hobbies — 0.8%
Mattel, Inc.	39,800	1,291,112

Transportation — 0.9%
CSX Corp.	28,100	628,316

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ryder System, Inc.	21,300	$767,013

		1,395,329

Water — 0.6%
American Water Works Co., Inc.	28,375	972,695

TOTAL COMMON STOCK (Cost $141,706,339)		150,554,942

TOTAL EQUITIES (Cost $141,706,339)		150,554,942

TOTAL LONG-TERM INVESTMENTS (Cost $141,706,339)		150,554,942

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$4,721,532	4,721,532

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	529	529

TOTAL SHORT-TERM INVESTMENTS (Cost $4,722,061)		4,722,061

TOTAL INVESTMENTS — 101.1% (Cost $146,428,400) (c)		155,277,003

Other Assets/(Liabilities) — (1.1)%		(1,686,993)

NET ASSETS — 100.0%		$153,590,010

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $4,721,535. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $4,823,083.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.0%

COMMON STOCK — 95.0%
Aerospace & Defense — 0.2%
Cubic Corp.	4,000	$192,320

Apparel — 0.8%
Ascena Retail Group, Inc. (a)	45,700	850,934

Auto Manufacturers — 1.3%
Oshkosh Corp. (a)	71,000	1,487,450

Automotive & Parts — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	138,100	1,448,669

Banks — 8.1%
BBCN Bancorp, Inc. (a)	74,054	806,448
First Midwest Bancorp, Inc.	77,000	845,460
Hancock Holding Co.	16,700	508,348
International Bancshares Corp.	52,800	1,030,656
MB Financial, Inc.	28,300	609,582
Northwest Bancshares, Inc.	85,100	996,521
Prosperity Bancshares, Inc.	39,400	1,655,982
Synovus Financial Corp.	709,400	1,404,612
Webster Financial Corp.	43,800	948,708
Westamerica Bancorp.	5,700	268,983

		9,075,300

Biotechnology — 1.1%
Charles River Laboratories International, Inc. (a)	39,200	1,284,192

Building Materials — 3.2%
Comfort Systems USA, Inc.	70,800	709,416
Gibraltar Industries, Inc. (a)	65,706	682,028
Simpson Manufacturing Co., Inc.	41,700	1,230,567
Trex Co., Inc. (a)	34,200	1,029,078

		3,651,089

Chemicals — 2.3%
Innospec, Inc. (a)	21,900	648,459
PolyOne Corp.	104,300	1,426,824
Sensient Technologies Corp.	13,700	503,201

		2,578,484

Commercial Services — 5.0%
Aaron’s, Inc.	26,350	745,969
Arbitron, Inc.	32,500	1,137,500
Corrections Corporation of America	20,500	603,725
Korn/Ferry International (a)	66,800	958,580
MAXIMUS, Inc.	27,700	1,433,475
Towers Watson & Co. Class A	12,000	718,800

		5,598,049

Computers — 3.7%
Diebold, Inc.	24,300	896,913
Mentor Graphics Corp. (a)	132,200	1,983,000

	Number of Shares	Value
Mercury Computer Systems, Inc. (a)	44,900	$580,557
MTS Systems Corp.	17,200	663,060

		4,123,530

Distribution & Wholesale — 0.9%
United Stationers, Inc.	37,200	1,002,540

Diversified Financial — 1.7%
Duff & Phelps Corp. Class A	64,600	936,700
Janus Capital Group, Inc.	127,400	996,268

		1,932,968

Electric — 1.2%
UNS Energy Corp.	19,300	741,313
Westar Energy, Inc.	20,300	607,985

		1,349,298

Electrical Components & Equipment — 2.5%
Belden, Inc.	44,900	1,497,415
Littelfuse, Inc.	22,200	1,262,958

		2,760,373

Electronics — 5.0%
Coherent, Inc. (a)	9,900	428,670
Faro Technologies, Inc. (a)	18,600	782,688
Gentex Corp/MI	41,700	870,279
Park Electrochemical Corp.	36,200	936,856
Plexus Corp. (a)	47,700	1,345,140
Vishay Intertechnology, Inc. (a)	134,500	1,268,335

		5,631,968

Engineering & Construction — 1.0%
Aegion Corp. (a)	63,800	1,141,382

Foods — 0.9%
Post Holdings, Inc. (a)	11,400	350,550
Ralcorp Holdings, Inc. (a)	9,900	660,726

		1,011,276

Forest Products & Paper — 0.7%
Deltic Timber Corp.	12,700	774,446

Gas — 2.0%
Atmos Energy Corp.	19,100	669,837
New Jersey Resources Corp.	7,100	309,631
UGI Corp.	25,400	747,522
WGL Holdings, Inc.	12,800	508,800

		2,235,790

Hand & Machine Tools — 1.1%
Regal-Beloit Corp.	20,700	1,288,782

Health Care – Products — 0.9%
Haemonetics Corp. (a)	5,800	429,838
Steris Corp.	20,000	627,400

		1,057,238

Health Care – Services — 3.8%
AmSurg Corp. (a)	30,800	923,384

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HealthSouth Corp. (a)	84,000	$1,953,840
ICON PLC Sponsored ADR (Ireland) (a)	63,700	1,435,161

		4,312,385

Home Furnishing — 1.0%
Whirlpool Corp.	18,700	1,143,692

Household Products — 1.0%
Acco Brands Corp. (a)	112,100	1,159,114

Insurance — 5.3%
Alleghany Corp. (a)	3,048	1,035,558
Assured Guaranty Ltd.	31,200	439,920
Platinum Underwriters Holdings Ltd.	19,800	754,380
Primerica, Inc.	32,200	860,706
ProAssurance Corp.	11,300	1,006,717
Reinsurance Group of America, Inc. Class A	21,300	1,133,373
White Mountains Insurance Group Ltd.	1,450	756,538

		5,987,192

Internet — 0.5%
Websense, Inc. (a)	32,100	601,233

Investment Companies — 0.8%
Ares Capital Corp.	54,200	865,032

Leisure Time — 1.1%
Brunswick Corp.	56,800	1,262,096

Lodging — 0.6%
Choice Hotels International, Inc.	15,800	630,894

Machinery – Construction & Mining — 1.4%
Terex Corp. (a)	87,000	1,551,210

Machinery – Diversified — 3.2%
Albany International Corp. Class A	51,000	954,210
Cognex Corp.	36,500	1,155,225
Flowserve Corp.	8,200	940,950
Zebra Technologies Corp. Class A (a)	17,600	604,736

		3,655,121

Manufacturing — 5.6%
Acuity Brands, Inc.	8,900	453,099
AptarGroup, Inc.	13,200	673,860
Carlisle Cos., Inc.	41,600	2,205,632
ESCO Technologies, Inc.	27,800	1,013,032
Koppers Holdings, Inc.	14,000	476,000
Matthews International Corp. Class A	24,800	805,752
Myers Industries, Inc.	37,900	650,364

		6,277,739

Media — 0.6%
John Wiley & Sons, Inc. Class A	13,300	651,567

Metal Fabricate & Hardware — 1.1%
Mueller Industries, Inc.	28,600	1,218,074

	Number of Shares	Value
Office Furnishings — 0.8%
Herman Miller, Inc.	51,100	$946,372

Oil & Gas — 2.5%
Berry Petroleum Co. Class A	27,200	1,078,752
GeoResources, Inc. (a)	18,400	673,624
Penn Virginia Corp.	33,800	248,092
Plains Exploration & Production Co. (a)	11,600	408,088
Whiting Petroleum Corp. (a)	9,700	398,864

		2,807,420

Oil & Gas Services — 0.7%
SEACOR Holdings, Inc. (a)	8,550	764,199

Packaging & Containers — 0.3%
Greif, Inc. Class A	9,100	373,100

Real Estate Investment Trusts (REITS) — 1.0%
DiamondRock Hospitality Co.	59,034	602,147
Mack-Cali Realty Corp.	17,700	514,539

		1,116,686

Retail — 8.1%
Advance Auto Parts, Inc.	7,080	482,997
Cabela’s, Inc. (a)	55,200	2,087,112
Casey’s General Stores, Inc.	16,600	979,234
The Cato Corp. Class A	45,000	1,370,700
CEC Entertainment, Inc.	20,721	753,623
Fred’s, Inc. Class A	58,000	886,820
The Men’s Wearhouse, Inc.	46,000	1,294,440
Stage Stores, Inc.	67,100	1,229,272

		9,084,198

Savings & Loans — 0.4%
First Niagara Financial Group, Inc.	59,860	457,929

Semiconductors — 2.2%
Brooks Automation, Inc.	135,300	1,277,232
Maxim Integrated Products, Inc.	45,400	1,164,056

		2,441,288

Software — 1.4%
Fiserv, Inc. (a)	22,170	1,601,117

Storage & Warehousing — 1.1%
Mobile Mini, Inc. (a)	86,500	1,245,600

Textiles — 0.8%
G&K Services, Inc. Class A	29,400	916,986

Transportation — 4.0%
Atlas Air Worldwide Holdings, Inc. (a)	9,900	430,749
Bristow Group, Inc.	11,800	479,906
Forward Air Corp.	45,200	1,458,604
Genesee & Wyoming, Inc. Class A (a)	18,600	982,824
Kirby Corp. (a)	19,500	918,060

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Matson, Inc.	5,400	$287,550

		4,557,693

Trucking & Leasing — 0.8%
GATX Corp.	24,300	935,550

TOTAL COMMON STOCK (Cost $94,126,030)		107,039,565

TOTAL EQUITIES (Cost $94,126,030)		107,039,565

TOTAL LONG-TERM INVESTMENTS (Cost $94,126,030)		107,039,565

	Principal Amount
SHORT-TERM INVESTMENTS — 7.1%
Repurchase Agreement — 7.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$7,996,652	7,996,652

TOTAL SHORT-TERM INVESTMENTS (Cost $7,996,652)		7,996,652

TOTAL INVESTMENTS — 102.1% (Cost $102,122,682) (c)		115,036,217

Other Assets/(Liabilities) — (2.1)%		(2,356,565)

NET ASSETS — 100.0%		$112,679,652

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,996,658. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 12/01/26 – 11/25/38, and an aggregate market value, including accrued interest, of $8,162,115.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.0%
Aerospace & Defense — 1.8%
AAR Corp.	20,300	$273,644
Curtiss-Wright Corp.	47,310	1,468,976
Esterline Technologies Corp. (a)	12,860	801,821
Kaman Corp.	48,000	1,485,120
Kratos Defense & Security Solutions, Inc. (a)	305,205	1,782,397
Moog, Inc. Class A (a)	16,948	700,800
Orbital Sciences Corp. (a)	124,250	1,605,310
Teledyne Technologies, Inc. (a)	10,800	665,820

		8,783,888

Agriculture — 0.3%
Alliance One International, Inc. (a)	381,515	1,320,042

Airlines — 1.2%
Alaska Air Group, Inc. (a)	90,000	3,231,000
JetBlue Airways Corp. (a)	219,755	1,164,702
US Airways Group, Inc. (a)	103,655	1,381,721

		5,777,423

Apparel — 1.2%
Crocs, Inc. (a)	195,190	3,152,319
The Jones Group, Inc.	110,450	1,055,902
K-Swiss, Inc. Class A (a)	191,240	589,019
True Religion Apparel, Inc.	42,950	1,244,691

		6,041,931

Auto Manufacturers — 0.2%
Navistar International Corp. (a)	25,525	724,144

Automotive & Parts — 0.5%
Cooper Tire & Rubber Co.	61,995	1,087,392
Spartan Motors, Inc.	103,355	541,580
Titan International, Inc.	37,360	916,441

		2,545,413

Banks — 7.5%
City Holding Co.	31,335	1,055,676
Columbia Banking System, Inc.	45,700	860,074
East West Bancorp, Inc.	160,145	3,757,002
F.N.B. Corp.	98,255	1,068,032
First Commonwealth Financial Corp.	208,905	1,405,931
FirstMerit Corp.	105,162	1,737,276
Glacier Bancorp, Inc.	119,000	1,843,310
Home Bancshares, Inc.	78,500	2,400,530
Independent Bank Corp.	34,190	998,690
Northwest Bancshares, Inc.	79,150	926,846
Old National Bancorp	159,210	1,912,112
Sandy Spring Bancorp, Inc.	45,000	810,000
Signature Bank (a)	32,700	1,993,719
Susquehanna Bancshares, Inc.	229,850	2,367,455
SVB Financial Group (a)	63,000	3,699,360

	Number of Shares	Value
Synovus Financial Corp.	730,900	$1,447,182
Trustmark Corp.	80,728	1,976,221
Umpqua Holdings Corp.	51,350	675,766
United Bankshares, Inc/WV	24,303	628,962
Webster Financial Corp.	41,975	909,179
Wintrust Financial Corp.	105,775	3,755,012

		36,228,335

Biotechnology — 0.2%
Momenta Pharmaceuticals, Inc. (a)	53,200	719,264

Building Materials — 1.6%
Comfort Systems USA, Inc.	81,800	819,636
Drew Industries, Inc. (a)	81,500	2,269,775
Gibraltar Industries, Inc. (a)	105,500	1,095,090
Quanex Building Products Corp.	62,300	1,113,924
Texas Industries, Inc.	15,300	596,853
Universal Forest Products, Inc.	44,700	1,742,406

		7,637,684

Chemicals — 2.0%
American Vanguard Corp.	79,000	2,100,610
Huntsman Corp.	87,875	1,137,103
Innospec, Inc. (a)	97,000	2,872,170
Minerals Technologies, Inc.	35,945	2,292,572
The Valspar Corp.	22,400	1,175,776

		9,578,231

Coal — 0.2%
Cloud Peak Energy, Inc. (a)	65,000	1,099,150

Commercial Services — 5.1%
Aaron’s, Inc.	232,850	6,591,983
Deluxe Corp.	78,475	1,957,167
Electro Rent Corp.	124,000	2,012,520
FTI Consulting, Inc. (a)	24,700	710,125
Global Payments, Inc.	19,500	842,985
Landauer, Inc.	21,400	1,226,862
McGrath RentCorp	104,200	2,761,300
Navigant Consulting, Inc. (a)	110,200	1,392,928
On Assignment, Inc. (a)	91,800	1,465,128
PHH Corp. (a)	95,540	1,670,039
Rent-A-Center, Inc.	19,355	653,038
SAIC, Inc.	118,100	1,431,372
Service Corp. International	85,985	1,063,634
TNS, Inc. (a)	40,300	722,982

		24,502,063

Computers — 0.7%
j2 Global, Inc.	38,665	1,021,529
MTS Systems Corp.	21,710	836,921
Quantum Corp. (a)	490,750	996,222
Xyratex Ltd.	60,600	685,386

		3,540,058

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 2.3%
Beacon Roofing Supply, Inc. (a)	174,300	$4,395,846
Owens & Minor, Inc.	126,400	3,871,632
Pool Corp.	67,400	2,727,004

		10,994,482

Diversified Financial — 2.1%
Eaton Vance Corp.	23,327	628,662
Jefferies Group, Inc.	44,400	576,756
JMP Group, Inc.	62,300	385,014
KBW, Inc.	48,000	789,600
Ocwen Financial Corp. (a)	155,250	2,915,595
Piper Jaffray Cos., Inc. (a)	24,300	569,349
Raymond James Financial, Inc.	29,803	1,020,455
Stifel Financial Corp. (a)	108,000	3,337,200

		10,222,631

Electric — 3.5%
Black Hills Corp.	33,400	1,074,478
Cleco Corp.	148,650	6,218,030
El Paso Electric Co.	98,370	3,261,949
IDACORP, Inc.	59,110	2,487,349
NorthWestern Corp.	43,200	1,585,440
PNM Resources, Inc.	52,600	1,027,804
Portland General Electric Co.	45,940	1,224,760

		16,879,810

Electrical Components & Equipment — 1.9%
Advanced Energy Industries, Inc. (a)	99,200	1,331,264
Belden, Inc.	61,700	2,057,695
EnerSys (a)	27,500	964,425
General Cable Corp. (a)	31,150	808,031
GrafTech International Ltd. (a)	100,925	973,926
Littelfuse, Inc.	54,200	3,083,438

		9,218,779

Electronics — 2.4%
Analogic Corp.	21,100	1,308,200
Checkpoint Systems, Inc. (a)	27,598	240,378
CTS Corp.	50,790	478,442
Cymer, Inc. (a)	39,900	2,352,105
Electro Scientific Industries, Inc.	66,900	790,758
Itron, Inc. (a)	18,100	746,444
Methode Electronics, Inc.	48,000	408,480
Multi-Fineline Electronix, Inc. (a)	28,030	690,659
Newport Corp. (a)	74,000	889,480
Sanmina-SCI Corp. (a)	128,825	1,055,077
Woodward, Inc.	69,800	2,752,912

		11,712,935

Engineering & Construction — 0.9%
Aegion Corp. (a)	164,755	2,947,467
Foster Wheeler AG (a)	56,125	972,646
URS Corp.	15,300	533,664

		4,453,777

	Number of Shares	Value
Entertainment — 1.1%
Ascent Media Corp. Series A (a)	28,900	$1,495,575
Cinemark Holdings, Inc.	64,825	1,481,251
Lions Gate Entertainment Corp. (a)	75,500	1,112,870
Regal Entertainment Group Class A	104,275	1,434,824

		5,524,520

Environmental Controls — 0.8%
Mine Safety Appliances Co.	38,700	1,557,288
Waste Connections, Inc.	80,250	2,401,080

		3,958,368

Foods — 1.3%
Fresh Del Monte Produce, Inc.	54,475	1,278,528
Nash Finch Co.	46,000	988,080
Pilgrim’s Pride Corp. (a)	89,925	642,964
Spartan Stores, Inc.	45,335	821,924
TreeHouse Foods, Inc. (a)	25,745	1,603,656
United Natural Foods, Inc. (a)	18,800	1,031,368

		6,366,520

Forest Products & Paper — 2.0%
Clearwater Paper Corp. (a)	54,700	1,866,364
Deltic Timber Corp.	36,600	2,231,868
KapStone Paper and Packaging Corp. (a)	77,225	1,224,016
Potlatch Corp.	103,050	3,291,417
Wausau Paper Corp.	119,400	1,161,762

		9,775,427

Gas — 0.9%
South Jersey Industries, Inc.	18,097	922,404
Southwest Gas Corp.	48,700	2,125,755
Vectren Corp.	20,300	599,256
WGL Holdings, Inc.	19,684	782,439

		4,429,854

Hand & Machine Tools — 0.8%
Franklin Electric Co., Inc.	34,300	1,753,759
Regal-Beloit Corp.	19,400	1,207,844
Snap-on, Inc.	14,000	871,500

		3,833,103

Health Care – Products — 1.4%
Alere, Inc. (a)	28,850	560,844
Cantel Medical Corp.	18,900	515,025
Meridian Bioscience, Inc.	36,120	739,015
Merit Medical Systems, Inc. (a)	59,101	816,185
PSS World Medical, Inc. (a)	30,500	640,195
Quidel Corp. (a)	65,700	1,030,176
West Pharmaceutical Services, Inc.	49,800	2,514,402

		6,815,842

Health Care – Services — 2.1%
Amedisys, Inc. (a)	21,600	268,920
AMERIGROUP Corp. (a)	19,700	1,298,427

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Covance, Inc. (a)	23,405	$1,119,929
Coventry Health Care, Inc.	32,610	1,036,672
HealthSouth Corp. (a)	39,490	918,537
Healthways, Inc. (a)	23,130	184,577
Magellan Health Services, Inc. (a)	20,925	948,530
MEDNAX, Inc. (a)	12,699	870,390
National Healthcare Corp.	37,500	1,696,125
Triple-S Management Corp. Class B (a)	57,300	1,047,444
Universal American Corp/NY (a)	77,050	811,337

		10,200,888

Home Builders — 1.1%
M/I Homes, Inc. (a)	45,200	782,864
Meritage Home Corp. (a)	96,700	3,281,998
Winnebago Industries, Inc. (a)	103,700	1,056,703

		5,121,565

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc.	32,700	651,711
La-Z-Boy, Inc. (a)	89,305	1,097,558
Stanley Furniture Co., Inc. (a)	64,300	256,557

		2,005,826

Household Products — 1.0%
Avery Dennison Corp.	60,975	1,667,057
CSS Industries, Inc.	51,900	1,066,545
Helen of Troy Ltd. (a)	25,900	877,751
The Scotts Miracle-Gro Co. Class A	32,950	1,354,904

		4,966,257

Insurance — 6.1%
Alterra Capital Holdings Ltd.	133,920	3,127,032
American Equity Investment Life Holding Co.	103,425	1,138,709
Argo Group International Holdings Ltd.	50,623	1,481,735
Assured Guaranty Ltd.	68,230	962,043
CNO Financial Group, Inc.	262,165	2,044,887
Employers Holdings, Inc.	40,700	734,228
First American Financial Corp.	81,825	1,387,752
The Hanover Insurance Group, Inc.	31,425	1,229,661
Maiden Holdings Ltd.	129,775	1,126,447
Markel Corp. (a)	3,900	1,722,630
Meadowbrook Insurance Group, Inc.	48,700	428,073
MGIC Investment Corp. (a)	146,190	421,027
National Interstate Corp.	76,700	2,039,453
Platinum Underwriters Holdings Ltd.	18,270	696,087
ProAssurance Corp.	78,380	6,982,874
Protective Life Corp.	29,500	867,595
Radian Group, Inc.	110,000	361,900
Reinsurance Group of America, Inc. Class A	16,100	856,681
State Auto Financial Corp. Class A	16,200	227,610
Symetra Financial Corp.	122,525	1,546,266

	Number of Shares	Value
United Fire Group, Inc.	17,500	$373,275

		29,755,965

Internet — 0.8%
Digital River, Inc. (a)	29,400	488,628
Pandora Media, Inc. (a)	55,050	598,394
Safeguard Scientifics, Inc. (a)	93,000	1,439,640
Websense, Inc. (a)	72,700	1,361,671

		3,888,333

Investment Companies — 0.6%
American Capital Ltd. (a)	105,150	1,058,861
American Realty Capital Trust, Inc.	124,200	1,356,264
Ares Capital Corp.	45,500	726,180

		3,141,305

Iron & Steel — 0.7%
Carpenter Technology Corp.	51,300	2,454,192
Schnitzer Steel Industries, Inc. Class A	33,000	924,660

		3,378,852

Leisure Time — 0.4%
Brunswick Corp.	37,500	833,250
LIFE TIME FITNESS, Inc. (a)	22,700	1,055,777

		1,889,027

Lodging — 0.3%
Orient-Express Hotels Ltd. (a)	162,200	1,357,614

Machinery – Construction & Mining — 0.2%
Astec Industries, Inc. (a)	29,600	908,128

Machinery – Diversified — 2.7%
Altra Holdings, Inc.	72,260	1,140,263
Briggs & Stratton Corp.	72,215	1,263,040
Cascade Corp.	27,000	1,270,350
Cognex Corp.	23,800	753,270
IDEX Corp.	62,500	2,436,250
Nordson Corp.	71,600	3,672,364
Robbins & Myers, Inc.	63,800	2,668,116

		13,203,653

Manufacturing — 3.1%
AptarGroup, Inc.	72,100	3,680,705
Barnes Group, Inc.	61,630	1,496,992
EnPro Industries, Inc. (a)	27,105	1,012,914
ESCO Technologies, Inc.	800	29,152
Harsco Corp.	26,800	546,184
Hexcel Corp. (a)	51,500	1,328,185
Matthews International Corp. Class A	66,400	2,157,336
Myers Industries, Inc.	174,530	2,994,935
Proto Labs, Inc. (a)	15,700	451,532
Teleflex, Inc.	9,700	590,827
Tredegar Corp.	53,700	781,872

		15,070,634

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 0.8%
The Dolan Co. (a)	98,000	$659,540
The New York Times Co. Class A (a)	88,365	689,247
Saga Communications, Inc. Class A (a)	28,800	1,068,768
World Wrestling Entertainment, Inc. Class A	166,495	1,301,991

		3,719,546

Metal Fabricate & Hardware — 0.7%
A.M. Castle & Co. (a)	93,550	993,501
Circor International, Inc.	38,900	1,326,101
The Timken Co.	22,600	1,034,854

		3,354,456

Mining — 2.3%
AMCOL International Corp.	74,200	2,100,602
Franco-Nevada Corp.	50,000	2,261,075
Globe Specialty Metals, Inc.	69,110	928,147
Hecla Mining Co.	192,685	915,254
Horsehead Holding Corp. (a)	84,055	837,188
North American Palladium Ltd. (a)	436,000	885,080
Royal Gold, Inc.	32,800	2,571,520
Stillwater Mining Co. (a)	71,225	608,261

		11,107,127

Oil & Gas — 3.8%
Atwood Oceanics, Inc. (a)	28,600	1,082,224
Berry Petroleum Co. Class A	38,525	1,527,901
Contango Oil & Gas Co. (a)	14,085	833,832
Energy Partners Ltd. (a)	51,650	872,885
Energy XXI (Bermuda) Ltd.	59,400	1,858,626
Goodrich Petroleum Corp. (a)	58,650	812,889
Hercules Offshore, Inc. (a)	357,150	1,264,311
Kodiak Oil & Gas Corp. (a)	174,425	1,432,029
Lone Pine Resources, Inc. (a)	53,599	147,397
Northern Oil and Gas, Inc. (a)	96,100	1,531,834
Oasis Petroleum, Inc. (a)	91,000	2,200,380
Pacific Drilling SA (a)	71,950	612,295
Questar Corp.	85,400	1,781,444
SandRidge Energy, Inc. (a)	139,475	933,088
Swift Energy Co. (a)	76,200	1,418,082

		18,309,217

Oil & Gas Services — 1.6%
C&J Energy Services, Inc. (a)	8,300	153,550
CARBO Ceramics, Inc.	18,400	1,411,832
Core Laboratories NV	12,000	1,390,800
Hornbeck Offshore Services, Inc. (a)	48,420	1,877,728
Lufkin Industries, Inc.	15,332	832,834
Oil States International, Inc. (a)	11,820	782,484
TETRA Technologies, Inc. (a)	131,000	934,030
Union Drilling, Inc. (a)	44,800	200,704

		7,583,962

	Number of Shares	Value
Pharmaceuticals — 1.0%
Alkermes Plc (a)	60,955	$1,034,406
BioMarin Pharmaceutical, Inc. (a)	20,020	792,392
MAP Pharmaceuticals, Inc. (a)	40,975	613,806
Medicis Pharmaceutical Corp. Class A	28,435	971,055
Par Pharmaceutical Cos., Inc. (a)	15,435	557,821
ViroPharma Inc (a)	42,080	997,296

		4,966,776

Pipelines — 0.8%
Crosstex Energy, Inc.	61,375	859,250
ONEOK, Inc.	27,100	1,146,601
SemGroup Corp. Class A (a)	59,160	1,888,979

		3,894,830

Real Estate Investment Trusts (REITS) — 7.4%
Acadia Realty Trust	77,400	1,794,132
Associated Estates Realty Corp.	48,325	722,459
CBL & Associates Properties, Inc.	181,900	3,554,326
Cedar Realty Trust, Inc.	142,900	721,645
First Potomac Realty Trust	231,975	2,730,346
Kilroy Realty Corp.	71,000	3,437,110
LaSalle Hotel Properties	86,000	2,506,040
Lexington Realty Trust	249,110	2,109,962
LTC Properties, Inc.	62,540	2,268,951
Medical Properties Trust, Inc.	62,900	605,098
MFA Financial, Inc.	270,285	2,132,549
Mid-America Apartment Communities, Inc.	20,600	1,405,744
National Retail Properties, Inc.	63,485	1,795,991
Pebblebrook Hotel Trust	137,415	3,203,143
Saul Centers, Inc.	36,600	1,569,042
Strategic Hotels & Resorts, Inc. (a)	147,850	955,111
Sun Communities, Inc.	46,965	2,077,731
Sunstone Hotel Investors, Inc. (a)	87,990	967,010
Washington Real Estate Investment Trust	46,200	1,314,390

		35,870,780

Retail — 3.5%
bebe stores, Inc.	110,485	648,547
Brown Shoe Co., Inc.	96,060	1,240,135
Cash America International, Inc.	34,791	1,532,196
The Finish Line, Inc. Class A	69,080	1,444,463
Fred’s, Inc. Class A	77,600	1,186,504
Haverty Furniture Cos., Inc.	94,500	1,055,565
Hot Topic, Inc.	135,935	1,317,210
Insight Enterprises, Inc. (a)	39,715	668,403
MarineMax, Inc. (a)	83,600	795,036
The Men’s Wearhouse, Inc.	66,000	1,857,240
The Pantry, Inc. (a)	60,730	892,731
PVH Corp.	16,600	1,291,314
RadioShack Corp.	110,510	424,358

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stein Mart, Inc. (a)	147,900	$1,175,805
Vera Bradley, Inc. (a)	35,400	746,232
The Wet Seal, Inc. Class A (a)	250,535	791,691

		17,067,430

Savings & Loans — 0.8%
Astoria Financial Corp.	42,150	413,070
Brookline Bancorp, Inc.	103,840	918,984
First Niagara Financial Group, Inc.	147,675	1,129,714
Flushing Financial Corp.	100,775	1,373,563

		3,835,331

Semiconductors — 2.3%
ATMI, Inc. (a)	43,500	894,795
Brooks Automation, Inc.	91,800	866,592
Cabot Microelectronics Corp.	36,795	1,074,782
Cirrus Logic, Inc. (a)	32,475	970,353
Entegris, Inc. (a)	5,400	46,116
Fairchild Semiconductor International, Inc. (a)	99,690	1,405,629
International Rectifier Corp. (a)	32,000	639,680
Intersil Corp. Class A	130,120	1,385,778
Teradyne, Inc. (a)	115,900	1,629,554
Tessera Technologies, Inc.	80,095	1,231,060
TriQuint Semiconductor, Inc. (a)	182,510	1,003,805

		11,148,144

Software — 1.4%
Accelrys, Inc. (a)	69,000	558,210
CSG Systems International, Inc. (a)	33,345	576,202
Progress Software Corp. (a)	104,550	2,181,958
SYNNEX Corp. (a)	58,300	2,010,767
Take-Two Interactive Software, Inc. (a)	74,685	706,520
Verint Systems, Inc. (a)	28,080	828,641

		6,862,298

Telecommunications — 2.2%
Anixter International, Inc.	15,625	828,906
Arris Group, Inc. (a)	74,100	1,030,731
Black Box Corp.	37,945	1,089,022
Finisar Corp. (a)	73,494	1,099,470
Ixia (a)	130,800	1,572,216
Premiere Global Services, Inc. (a)	135,500	1,136,845
RF Micro Devices, Inc. (a)	183,225	778,706
SBA Communications Corp. Class A (a)	15,100	861,455
Sonus Networks, Inc. (a)	311,900	670,585
Symmetricom, Inc. (a)	76,860	460,391
ViaSat, Inc. (a)	25,620	967,668

		10,495,995

Textiles — 0.5%
Culp, Inc.	55,000	563,750

	Number of Shares	Value
G&K Services, Inc. Class A	55,000	$1,715,450

		2,279,200

Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc.	66,910	1,071,229

Transportation — 4.3%
Bristow Group, Inc.	26,122	1,062,382
Con-way, Inc.	38,475	1,389,332
Genesee & Wyoming, Inc. Class A (a)	76,100	4,021,124
Hub Group, Inc. Class A (a)	25,660	928,892
Kirby Corp. (a)	75,100	3,535,708
Landstar System, Inc.	109,700	5,673,684
Overseas Shipholding Group, Inc.	44,400	493,284
Pacer International, Inc. (a)	143,300	776,686
Swift Transportation Co. (a)	69,070	652,711
Teekay Tankers Ltd. Class A	128,600	586,416
UTI Worldwide, Inc.	102,500	1,497,525

		20,617,744

TOTAL COMMON STOCK (Cost $418,829,151)		469,755,786

CONVERTIBLE PREFERRED STOCK — 0.4%
Banks — 0.4%
East West Bancorp, Inc., Series A 8.000%	1,183	1,730,023

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,170,531)		1,730,023

TOTAL EQUITIES (Cost $419,999,682)		471,485,809

MUTUAL FUNDS — 0.4%
Diversified Financial — 0.4%
iShares Russell 2000 Value Index Fund	26,700	1,879,413
T. Rowe Price Reserve Investment Fund	179,617	179,617
T. Rowe Price Reserve Investment Fund	67	67

		2,059,097

TOTAL MUTUAL FUNDS (Cost $1,952,652)		2,059,097

TOTAL LONG-TERM INVESTMENTS (Cost $421,952,334)		473,544,906

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$10,853,582	$10,853,582

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	1,700	1,700

TOTAL SHORT-TERM INVESTMENTS (Cost $10,855,282)		10,855,282

TOTAL INVESTMENTS — 100.0% (Cost $432,807,616) (c)		484,400,188

Other Assets/(Liabilities) — 0.0%		87,482

NET ASSETS — 100.0%		$484,487,670

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $10,853,591. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 12/01/26 – 11/25/38, and an aggregate market value, including accrued interest, of $11,078,332.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.9%

COMMON STOCK — 94.3%
Advertising — 0.5%
Lamar Advertising Co. Class A (a)	278,000	$7,950,800

Aerospace & Defense — 1.4%
BE Aerospace, Inc. (a)	146,100	6,378,726
Goodrich Corp.	23,000	2,918,700
Rockwell Collins, Inc.	126,000	6,218,100
Spirit AeroSystems Holdings, Inc. Class A (a)	279,000	6,648,570

		22,164,096

Airlines — 0.1%
Alaska Air Group, Inc. (a)	48,500	1,741,150

Apparel — 0.3%
Deckers Outdoor Corp. (a)	69,000	3,036,690
Steven Madden Ltd. (a)	45,600	1,447,800

		4,484,490

Auto Manufacturers — 0.1%
Tesla Motors, Inc. (a)	41,000	1,282,890

Automotive & Parts — 0.7%
Allison Transmission Holdings, Inc.	109,000	1,914,040
WABCO Holdings, Inc. (a)	174,000	9,209,820

		11,123,860

Banks — 0.4%
TCF Financial Corp.	572,000	6,566,560

Beverages — 0.4%
Brown-Forman Corp. Class B	30,950	2,997,508
Monster Beverage Corp. (a)	56,100	3,994,320

		6,991,828

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	107,000	10,625,100
ARIAD Pharmaceuticals, Inc. (a)	140,000	2,409,400
Human Genome Sciences, Inc. (a)	298,400	3,917,992
Illumina, Inc. (a)	67,000	2,706,130
Incyte Corp. (a)	70,000	1,589,000
Myriad Genetics, Inc. (a)	22,600	537,202
Regeneron Pharmaceuticals, Inc. (a)	97,000	11,079,340
Seattle Genetics, Inc. (a)	64,900	1,647,811

		34,511,975

Chemicals — 2.1%
Celanese Corp. Series A	191,900	6,643,578
CF Industries Holdings, Inc.	23,820	4,614,887
Cytec Industries, Inc.	46,100	2,703,304
FMC Corp.	131,600	7,037,968
Rockwood Holdings, Inc.	175,000	7,761,250
The Sherwin-Williams Co.	31,560	4,176,966

		32,937,953

	Number of Shares	Value
Coal — 0.7%
CONSOL Energy, Inc.	359,000	$10,856,160

Commercial Services — 7.5%
Alliance Data Systems Corp. (a)	71,600	9,666,000
Gartner, Inc. (a)	525,200	22,609,860
Global Payments, Inc.	350,000	15,130,500
Hertz Global Holdings, Inc. (a)	662,000	8,473,600
Manpower, Inc.	319,000	11,691,350
Moody’s Corp.	62,100	2,269,755
Quanta Services, Inc. (a)	939,800	22,620,986
Total System Services, Inc.	232,400	5,561,332
Vantiv, Inc. (a)	209,000	4,867,610
Verisk Analytics, Inc. Class A (a)	263,200	12,965,232
Weight Watchers International, Inc. (a)	26,000	1,340,560
Western Union Co.	24,000	404,160

		117,600,945

Computers — 3.3%
IHS, Inc. Class A (a)	227,000	24,454,710
Jack Henry & Associates, Inc.	79,900	2,758,148
MICROS Systems, Inc. (a)	270,400	13,844,480
NetApp, Inc. (a)	44,600	1,419,172
SanDisk Corp. (a)	175,000	6,384,000
Teradata Corp. (a)	45,300	3,262,053

		52,122,563

Distribution & Wholesale — 1.5%
Fastenal Co.	303,000	12,213,930
LKQ Corp. (a)	110,000	3,674,000
MRC Global, Inc. (a)	125,100	2,662,128
WESCO International, Inc. (a)	83,400	4,799,670

		23,349,728

Diversified Financial — 3.0%
Air Lease Corp. (a)	282,000	5,467,980
CBOE Holdings, Inc.	279,000	7,722,720
The Charles Schwab Corp.	403,000	5,210,790
IntercontinentalExchange, Inc. (a)	44,000	5,983,120
Raymond James Financial, Inc.	235,800	8,073,792
T. Rowe Price Group, Inc.	68,570	4,317,167
TD Ameritrade Holding Corp.	593,000	10,081,000

		46,856,569

Electric — 1.1%
Calpine Corp. (a)	1,008,000	16,642,080

Electrical Components & Equipment — 2.9%
AMETEK, Inc.	660,900	32,985,519
The Babcock & Wilcox Co. (a)	526,000	12,887,000

		45,872,519

Electronics — 2.0%
FLIR Systems, Inc.	69,000	1,345,500
Gentex Corp/MI	366,000	7,638,420

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Imax Corp. (a)	140,800	$3,383,424
Jabil Circuit, Inc.	137,100	2,787,243
Mettler-Toledo International, Inc. (a)	7,000	1,090,950
Trimble Navigation Ltd. (a)	315,000	14,493,150

		30,738,687

Engineering & Construction — 0.9%
Chicago Bridge & Iron Co. NV	74,600	2,831,816
McDermott International, Inc. (a)	1,084,300	12,079,102

		14,910,918

Environmental Controls — 0.9%
Clean Harbors, Inc. (a)	70,000	3,949,400
Waste Connections, Inc.	319,300	9,553,456

		13,502,856

Foods — 0.6%
The Fresh Market, Inc. (a)	53,000	2,842,390
TreeHouse Foods, Inc. (a)	21,000	1,308,090
Whole Foods Market, Inc.	59,000	5,623,880

		9,774,360

Health Care – Products — 5.4%
Bruker Corp. (a)	505,000	6,721,550
C.R. Bard, Inc.	133,000	14,289,520
CareFusion Corp. (a)	437,000	11,222,160
The Cooper Cos., Inc.	150,200	11,979,952
Edwards Lifesciences Corp. (a)	120,400	12,437,320
Henry Schein, Inc. (a)	142,000	11,145,580
IDEXX Laboratories, Inc. (a)	134,000	12,881,420
Intuitive Surgical, Inc. (a)	6,652	3,683,811

		84,361,313

Health Care – Services — 3.1%
AMERIGROUP Corp. (a)	63,000	4,152,330
Covance, Inc. (a)	242,000	11,579,700
DaVita, Inc. (a)	32,900	3,231,109
Laboratory Corporation of America Holdings (a)	140,000	12,965,400
MEDNAX, Inc. (a)	150,500	10,315,270
Universal Health Services, Inc. Class B	166,000	7,164,560

		49,408,369

Insurance — 2.3%
Allied World Assurance Co. Holdings Ltd.	39,000	3,099,330
Arthur J. Gallagher & Co.	113,800	3,990,966
Fidelity National Financial, Inc. Class A	247,400	4,764,924
HCC Insurance Holdings, Inc.	247,000	7,755,800
W.R. Berkley Corp.	240,000	9,340,800
Willis Group Holdings PLC	209,000	7,626,410

		36,578,230

	Number of Shares	Value
Internet — 2.1%
Akamai Technologies, Inc. (a)	163,200	$5,181,600
Dropbox, Inc. (b)	32,717	296,059
Groupon, Inc. (a)	350,000	3,720,500
Liberty Interactive Corp. Class A (a)	334,000	5,941,860
Netflix, Inc. (a)	87,000	5,956,890
Rackspace Hosting, Inc. (a)	91,000	3,998,540
TIBCO Software, Inc. (a)	279,000	8,347,680

		33,443,129

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	71,200	2,270,568

Leisure Time — 0.6%
Harley-Davidson, Inc.	199,900	9,141,427

Lodging — 2.0%
Choice Hotels International, Inc.	178,000	7,107,540
Marriott International, Inc. Class A	403,000	15,797,600
Starwood Hotels & Resorts Worldwide, Inc.	89,600	4,752,384
Wyndham Worldwide Corp.	72,400	3,818,376

		31,475,900

Machinery – Diversified — 3.1%
Gardner Denver, Inc.	251,000	13,280,410
IDEX Corp.	314,000	12,239,720
Roper Industries, Inc.	228,000	22,476,240

		47,996,370

Manufacturing — 2.9%
Acuity Brands, Inc.	93,000	4,734,630
Colfax Corp. (a)	70,000	1,929,900
Crane Co.	102,000	3,710,760
Pall Corp.	328,800	18,021,528
Textron, Inc.	700,000	17,409,000

		45,805,818

Media — 1.2%
Discovery Communications, Inc. Series A (a)	81,900	4,422,600
Discovery Communications, Inc. Series C (a)	112,000	5,610,080
FactSet Research Systems, Inc.	98,000	9,108,120

		19,140,800

Metal Fabricate & Hardware — 0.1%
Rexnord Corp. (a)	95,100	1,905,804

Mining — 1.3%
Agnico-Eagle Mines Ltd.	244,000	9,872,240
Franco-Nevada Corp.	210,000	9,496,513
Osisko Mining Corp. (a)	184,000	1,265,102

		20,633,855

Oil & Gas — 4.9%
Cabot Oil & Gas Corp.	49,300	1,942,420
Concho Resources, Inc. (a)	56,000	4,766,720

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Continental Resources, Inc. (a)	102,500	$6,828,550
EQT Corp.	245,000	13,139,350
Halcon Resources Corp. (a)	303,000	2,860,320
InterOil Corp. (a)	71,400	4,976,580
Kodiak Oil & Gas Corp. (a)	427,200	3,507,312
Laredo Petroleum Holdings, Inc. (a)	93,323	1,941,118
QEP Resources, Inc.	235,000	7,042,950
Range Resources Corp.	227,000	14,044,490
SM Energy Co.	161,000	7,906,710
Southwestern Energy Co. (a)	244,000	7,790,920

		76,747,440

Oil & Gas Services — 0.6%
FMC Technologies, Inc. (a)	105,000	4,119,150
Trican Well Service Ltd.	324,400	3,743,935
Trican Well Service Ltd. (c)	70,600	814,802

		8,677,887

Packaging & Containers — 0.5%
Ball Corp.	75,000	3,078,750
Crown Holdings, Inc. (a)	77,800	2,683,322
Sealed Air Corp.	95,800	1,479,152

		7,241,224

Pharmaceuticals — 6.5%
Alkermes Plc (a)	346,000	5,871,620
Amylin Pharmaceuticals, Inc. (a)	245,000	6,916,350
Catalyst Health Solutions, Inc. (a)	78,200	7,307,008
Cubist Pharmaceuticals, Inc. (a)	70,000	2,653,700
DENTSPLY International, Inc.	488,000	18,451,280
Elan Corp. PLC Sponsored ADR (Ireland) (a)	536,000	7,820,240
Hospira, Inc. (a)	244,000	8,535,120
Mead Johnson Nutrition Co.	48,600	3,912,786
Onyx Pharmaceuticals, Inc. (a)	24,200	1,608,090
Perrigo Co.	16,900	1,993,017
Shire PLC Sponsored ADR (United Kingdom)	35,900	3,101,401
SXC Health Solutions Corp. (a)	175,000	17,361,750
Theravance, Inc. (a)	198,000	4,399,560
Valeant Pharmaceuticals International, Inc. (a)	129,000	5,777,910
Watson Pharmaceuticals, Inc. (a)	87,800	6,496,322

		102,206,154

Real Estate — 0.4%
Jones Lang LaSalle, Inc.	79,000	5,559,230

Retail — 8.3%
Bed Bath & Beyond, Inc. (a)	106,300	6,569,340
CarMax, Inc. (a)	465,000	12,062,100
Casey’s General Stores, Inc.	27,500	1,622,225
Chico’s FAS, Inc.	174,000	2,582,160
Chipotle Mexican Grill, Inc. (a)	16,000	6,079,200
Dick’s Sporting Goods, Inc.	54,100	2,596,800
Dollar General Corp. (a)	419,000	22,789,410

	Number of Shares	Value
Dollar Tree, Inc. (a)	124,000	$6,671,200
Kohl’s Corp.	262,000	11,918,380
Michael Kors Holdings Ltd. (a)	113,300	4,740,472
MSC Industrial Direct Co., Inc. Class A	32,700	2,143,485
O’Reilly Automotive, Inc. (a)	175,400	14,693,258
Panera Bread Co. Class A (a)	56,000	7,808,640
Shoppers Drug Mart Corp. (c)	38,000	1,532,168
Shoppers Drug Mart Corp.	171,000	6,894,755
Starbucks Corp.	87,000	4,638,840
Tim Hortons, Inc.	239,000	12,580,960
Tractor Supply Co.	22,200	1,843,932

		129,767,325

Savings & Loans — 0.3%
BankUnited, Inc.	213,000	5,022,540

Semiconductors — 5.4%
Altera Corp.	209,000	7,072,560
Atmel Corp. (a)	1,259,000	8,435,300
Avago Technologies Ltd.	242,140	8,692,826
Cree, Inc. (a)	174,000	4,466,580
Fairchild Semiconductor International, Inc. (a)	207,700	2,928,570
Intersil Corp. Class A	314,000	3,344,100
Marvell Technology Group Ltd.	617,000	6,959,760
Maxim Integrated Products, Inc.	76,000	1,948,640
Microchip Technology, Inc.	209,000	6,913,720
NVIDIA Corp. (a)	610,000	8,430,200
PMC-Sierra, Inc. (a)	172,000	1,056,080
Rovi Corp. (a)	90,000	1,765,800
Silicon Laboratories, Inc. (a)	214,000	8,110,600
Teradyne, Inc. (a)	172,000	2,418,320
Xilinx, Inc.	360,000	12,085,200

		84,628,256

Software — 6.4%
Ariba, Inc. (a)	140,000	6,266,400
Autodesk, Inc. (a)	58,500	2,046,915
Cerner Corp. (a)	36,500	3,017,090
Citrix Systems, Inc. (a)	29,600	2,484,624
Concur Technologies, Inc. (a)	144,000	9,806,400
Fiserv, Inc. (a)	218,000	15,743,960
Informatica Corp. (a)	105,000	4,447,800
Intuit, Inc.	77,300	4,587,755
MSCI, Inc. Class A (a)	437,000	14,866,740
Nuance Communications, Inc. (a)	745,000	17,745,900
Red Hat, Inc. (a)	289,000	16,322,720
Servicenow, Inc.	68,000	1,672,800
VeriFone Systems, Inc. (a)	64,300	2,127,687

		101,136,791

Telecommunications — 2.4%
Amdocs Ltd. (a)	453,000	13,463,160
Aruba Networks, Inc. (a)	157,000	2,362,850

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Crown Castle International Corp. (a)	135,500	$7,948,430
JDS Uniphase Corp. (a)	1,082,000	11,902,000
NeuStar, Inc. Class A (a)	86,200	2,879,080

		38,555,520

Transportation — 1.8%
Hub Group, Inc. Class A (a)	52,500	1,900,501
J.B. Hunt Transport Services, Inc.	120,000	7,152,000
Kansas City Southern	112,000	7,790,720
United Continental Holdings, Inc. (a)	216,000	5,255,280
UTI Worldwide, Inc.	455,800	6,659,238

		28,757,739

TOTAL COMMON STOCK (Cost $1,199,471,884)		1,482,444,676

PREFERRED STOCK — 0.6%
Internet — 0.5%
Coupons.com (a) (b)	503,736	2,767,198
Dropbox, Inc. Series A (a) (b)	40,629	367,656
Dropbox, Inc. Series A 1 (a) (b)	199,577	1,805,992
Living Social (a) (b)	586,650	3,125,671

		8,066,517

Software — 0.1%
Workday, Inc. (a) (b)	53,886	714,528

TOTAL PREFERRED STOCK (Cost $8,970,534)		8,781,045

TOTAL EQUITIES (Cost $1,208,442,418)		1,491,225,721

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
T. Rowe Price Government Reserve Investment Fund	11,826,940	11,826,940

TOTAL MUTUAL FUNDS (Cost $11,826,940)		11,826,940

TOTAL LONG-TERM INVESTMENTS (Cost $1,220,269,358)		1,503,052,661

	Principal Amount
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (d)	$71,867,162	71,867,162

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	$7,113	$7,113

TOTAL SHORT-TERM INVESTMENTS (Cost $71,874,275)		71,874,275

TOTAL INVESTMENTS — 100.2% (Cost $1,292,143,633) (e)		1,574,926,936

Other Assets/(Liabilities) — (0.2)%		(2,365,356)

NET ASSETS — 100.0%		$1,572,561,580

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $2,346,970 or 0.15% of net assets.
(d)	Maturity value of $71,867,222. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 12/01/26 – 11/15/40, and an aggregate market value, including accrued interest, of $73,305,869.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Aerospace & Defense — 1.8%
Aerovironment, Inc. (a)	31,610	$831,659
Esterline Technologies Corp. (a)	56,912	3,548,463
Moog, Inc. Class A (a)	113,910	4,710,179
Teledyne Technologies, Inc. (a)	82,132	5,063,438

		14,153,739

Airlines — 0.6%
Spirit Airlines, Inc. (a)	152,620	2,969,985
US Airways Group, Inc. (a)	149,400	1,991,502

		4,961,487

Apparel — 2.4%
Deckers Outdoor Corp. (a)	7,110	312,911
Steven Madden Ltd. (a)	52,925	1,680,369
Under Armour, Inc. Class A (a)	179,081	16,919,573

		18,912,853

Automotive & Parts — 0.9%
Dana Holding Corp.	212,200	2,718,282
Meritor, Inc. (a)	77,880	406,534
Tenneco, Inc. (a)	140,131	3,758,313

		6,883,129

Banks — 2.8%
BancorpSouth, Inc.	147,880	2,147,218
Boston Private Financial Holdings, Inc.	329,720	2,944,399
East West Bancorp, Inc.	12,700	297,942
First Horizon National Corp.	263,780	2,281,697
International Bancshares Corp.	127,710	2,492,899
MB Financial, Inc.	105,794	2,278,803
National Penn Bancshares, Inc.	238,280	2,280,340
Pinnacle Financial Partners, Inc. (a)	176,830	3,449,953
Popular, Inc. (a)	105,600	1,754,016
PrivateBancorp, Inc.	68,810	1,015,636
Western Alliance Bancorp (a)	141,330	1,322,849

		22,265,752

Beverages — 0.9%
The Boston Beer Co., Inc. Class A (a)	56,754	6,867,234

Biotechnology — 1.5%
Arena Pharmaceuticals, Inc. (a)	80,850	806,883
Exelixis, Inc. (a)	17,900	98,987
Immunogen, Inc. (a)	89,990	1,510,032
Incyte Corp. (a)	121,780	2,764,406
Momenta Pharmaceuticals, Inc. (a)	69,000	932,880
NPS Pharmaceuticals, Inc. (a)	152,160	1,310,098
Seattle Genetics, Inc. (a)	175,580	4,457,976

		11,881,262

	Number of Shares	Value
Building Materials — 0.6%
Armstrong World Industries, Inc.	34,500	$1,696,020
Lennox International, Inc.	39,600	1,846,548
Trex Co., Inc. (a)	51,201	1,540,638

		5,083,206

Chemicals — 1.6%
American Vanguard Corp.	253,900	6,751,201
Ferro Corp. (a)	379,220	1,820,256
Methanex Corp.	155,035	4,316,174

		12,887,631

Commercial Services — 3.1%
The Advisory Board Co. (a)	48,090	2,384,783
AerCap Holdings NV (a)	219,540	2,476,411
American Public Education, Inc. (a)	8,590	274,880
AVEO Pharmaceuticals, Inc. (a)	111,200	1,352,192
Convergys Corp.	216,110	3,191,945
CoStar Group, Inc. (a)	12,200	990,640
Forrester Research, Inc.	68,140	2,307,220
Huron Consulting Group, Inc. (a)	50,580	1,600,857
PAREXEL International Corp. (a)	105,770	2,985,887
Rent-A-Center, Inc.	46,940	1,583,756
Wright Express Corp. (a)	77,390	4,776,511

		23,925,082

Computers — 6.1%
Cadence Design Systems, Inc. (a)	263,480	2,895,645
LivePerson, Inc. (a)	145,180	2,767,131
LogMeIn, Inc. (a)	281,555	8,593,058
MICROS Systems, Inc. (a)	251,221	12,862,515
Quantum Corp. (a)	686,560	1,393,717
Stratasys, Inc. (a)	250,994	12,436,753
Sykes Enterprises, Inc. (a)	260,357	4,155,298
Syntel, Inc.	39,450	2,394,615

		47,498,732

Cosmetics & Personal Care — 0.3%
Elizabeth Arden, Inc. (a)	63,150	2,450,852

Distribution & Wholesale — 0.1%
WESCO International, Inc. (a)	11,900	684,845

Diversified Financial — 6.1%
Financial Engines, Inc. (a)	356,940	7,656,363
Greenhill & Co., Inc.	257,877	9,193,315
Investment Technology Group, Inc. (a)	167,900	1,544,680
Knight Capital Group, Inc. Class A (a)	140,270	1,674,824
Manning & Napier, Inc.	12,180	173,321
National Financial Partners Corp. (a)	128,030	1,715,602
Netspend Holdings, Inc. (a)	66,967	615,427
Portfolio Recovery Associates, Inc. (a)	241,936	22,079,079

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waddell & Reed Financial, Inc. Class A	70,440	$2,132,923
WisdomTree Investments, Inc. (a)	122,473	804,648

		47,590,182

Electrical Components & Equipment — 0.2%
Universal Display Corp. (a)	39,050	1,403,457

Electronics — 2.2%
Coherent, Inc. (a)	40,490	1,753,217
Faro Technologies, Inc. (a)	222,055	9,344,074
Jabil Circuit, Inc.	202,560	4,118,045
Rogers Corp. (a)	53,400	2,115,174

		17,330,510

Entertainment — 0.7%
Churchill Downs, Inc.	52,770	3,102,348
DreamWorks Animation SKG, Inc. Class A (a)	122,110	2,327,417

		5,429,765

Environmental Controls — 1.3%
Waste Connections, Inc.	335,400	10,035,168

Forest Products & Paper — 0.3%
KapStone Paper and Packaging Corp. (a)	127,120	2,014,852

Gas — 0.3%
Southwest Gas Corp.	47,600	2,077,740

Health Care – Products — 6.8%
ABIOMED, Inc. (a)	65,040	1,484,213
Bruker Corp. (a)	103,600	1,378,916
Cyberonics, Inc. (a)	357,100	16,048,074
Dexcom, Inc. (a)	928,000	12,026,880
HeartWare International, Inc. (a)	31,760	2,820,288
Insulet Corp. (a)	212,740	4,546,254
Volcano Corp. (a)	537,555	15,400,950

		53,705,575

Health Care – Services — 1.0%
Coventry Health Care, Inc.	57,280	1,820,931
Health Management Associates, Inc. Class A (a)	442,580	3,474,253
HealthSouth Corp. (a)	10,200	237,252
Kindred Healthcare, Inc. (a)	252,840	2,485,417

		8,017,853

Home Builders — 1.3%
Meritage Home Corp. (a)	135,930	4,613,464
PulteGroup, Inc. (a)	192,740	2,062,318
Standard Pacific Corp. (a)	506,400	3,134,616

		9,810,398

Household Products — 0.2%
Tumi Holdings, Inc. (a)	79,520	1,391,600

	Number of Shares	Value
Insurance — 0.6%
eHealth, Inc. (a)	138,122	$2,225,146
Protective Life Corp.	74,627	2,194,780

		4,419,926

Internet — 6.3%
Bazaarvoice, Inc. (a)	16,740	304,668
BroadSoft, Inc. (a)	300,118	8,691,417
Constant Contact, Inc. (a)	80,370	1,437,016
DealerTrack Holdings, Inc. (a)	61,805	1,860,949
Dice Holdings, Inc. (a)	252,400	2,370,036
Dropbox, Inc. (b)	33,185	300,294
HomeAway, Inc. (a)	58,210	1,265,485
IAC/InterActiveCorp	114,290	5,211,624
OpenTable, Inc. (a)	167,300	7,530,173
Sapient Corp.	1,179,300	11,875,551
Shutterfly, Inc. (a)	89,234	2,738,592
Splunk, Inc. (a)	11,800	331,580
TripAdvisor, Inc. (a)	39,980	1,786,706
ValueClick, Inc. (a)	133,340	2,185,443
Web.com Group, Inc. (a)	101,970	1,868,090

		49,757,624

Leisure Time — 1.1%
Brunswick Corp.	28,861	641,291
LIFE TIME FITNESS, Inc. (a)	170,100	7,911,351

		8,552,642

Machinery – Diversified — 4.0%
DXP Enterprises, Inc. (a)	24,845	1,030,819
Gardner Denver, Inc.	171,600	9,079,356
The Middleby Corp. (a)	6,315	629,037
Sauer-Danfoss, Inc.	27,440	958,479
Wabtec Corp.	251,977	19,656,726

		31,354,417

Manufacturing — 3.2%
Acuity Brands, Inc.	203,490	10,359,676
Colfax Corp. (a)	28,370	782,161
Fabrinet (a)	129,280	1,622,464
FreightCar America, Inc.	66,794	1,534,258
Hexcel Corp. (a)	149,600	3,858,184
Polypore International, Inc. (a)	66,960	2,704,514
Proto Labs, Inc. (a)	155,300	4,466,428

		25,327,685

Media — 1.4%
FactSet Research Systems, Inc.	116,244	10,803,717

Oil & Gas — 1.9%
Atwood Oceanics, Inc. (a)	67,150	2,540,956
Carrizo Oil & Gas, Inc. (a)	63,730	1,498,292
Comstock Resources, Inc. (a)	105,650	1,734,773
Lone Pine Resources, Inc. (a)	238,600	656,150
Patterson-UTI Energy, Inc.	124,900	1,818,544
Rex Energy Corp. (a)	181,610	2,035,848

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rosetta Resources, Inc. (a)	96,715	$3,543,638
Tourmaline Oil Corp. (a)	42,600	1,124,730

		14,952,931

Oil & Gas Services — 3.5%
Core Laboratories NV	67,483	7,821,280
Dril-Quip, Inc. (a)	269,489	17,675,784
Flotek Industries, Inc. (a)	14,560	135,990
ION Geophysical Corp. (a)	300,100	1,977,659
Tidewater, Inc.	2,895	134,212

		27,744,925

Packaging & Containers — 1.0%
Graphic Packaging Holding Co. (a)	517,340	2,845,370
Silgan Holdings, Inc.	122,070	5,211,168

		8,056,538

Pharmaceuticals — 5.3%
Algeta ASA (a)	30,945	885,486
Alkermes Plc (a)	107,500	1,824,275
Amylin Pharmaceuticals, Inc. (a)	190,610	5,380,920
Auxilium Pharmaceuticals, Inc. (a)	42,990	1,156,001
AVANIR Pharmaceuticals, Inc. (a)	131,000	513,520
Cubist Pharmaceuticals, Inc. (a)	21,690	822,268
Ironwood Pharmaceuticals, Inc. (a)	98,200	1,353,196
The Medicines Co. (a)	64,360	1,476,418
Neogen Corp. (a)	111,700	5,160,540
Onyx Pharmaceuticals, Inc. (a)	25,310	1,681,850
Optimer Pharmaceuticals, Inc. (a)	171,310	2,658,731
Questcor Pharmaceuticals, Inc. (a)	158,200	8,422,568
Rigel Pharmaceuticals, Inc. (a)	52,800	491,040
Salix Pharmaceuticals Ltd. (a)	105,690	5,753,764
SXC Health Solutions Corp. (a)	40,739	4,041,716

		41,622,293

Pipelines — 0.5%
SemGroup Corp. Class A (a)	115,100	3,675,143

Real Estate Investment Trusts (REITS) — 1.5%
Coresite Realty Corp.	77,251	1,994,621
LaSalle Hotel Properties	27,590	803,973
MFA Financial, Inc.	267,760	2,112,626
Pebblebrook Hotel Trust	84,940	1,979,951
PS Business Parks, Inc.	31,200	2,112,864
Sunstone Hotel Investors, Inc. (a)	262,630	2,886,304

		11,890,339

Retail — 7.8%
AFC Enterprises, Inc. (a)	78,682	1,820,701
ANN, Inc. (a)	68,900	1,756,261
BJ’s Restaurants, Inc. (a)	229,400	8,717,200
Buffalo Wild Wings, Inc. (a)	21,050	1,823,772
Casey’s General Stores, Inc.	27,970	1,649,950
The Cheesecake Factory, Inc. (a)	157,659	5,038,782
The Children’s Place Retail Store, Inc. (a)	41,810	2,083,392

	Number of Shares	Value
Columbia Sportswear Co.	39,393	$2,112,253
Denny’s Corp. (a)	497,150	2,207,346
DSW, Inc. Class A	34,960	1,901,824
Express, Inc. (a)	133,090	2,418,245
Fifth & Pacific Cos., Inc. (a)	246,600	2,646,018
GNC Holdings, Inc. Class A	69,850	2,738,120
Hanesbrands, Inc. (a)	108,806	3,017,190
Hibbett Sports, Inc. (a)	40,880	2,359,185
HSN, Inc.	46,800	1,888,380
Ignite Restaurant Group, Inc. (a)	9,300	168,423
Lumber Liquidators Holdings, Inc. (a)	29,150	984,979
Mattress Firm Holding Corp. (a)	27,335	828,524
Panera Bread Co. Class A (a)	53,900	7,515,816
Red Robin Gourmet Burgers, Inc. (a)	3,829	116,823
Rue21, Inc. (a)	60,330	1,522,729
Urban Outfitters, Inc. (a)	44,960	1,240,446
Zumiez, Inc. (a)	124,346	4,924,102

		61,480,461

Semiconductors — 4.1%
Cavium, Inc. (a)	171,900	4,813,200
Cypress Semiconductor Corp. (a)	286,930	3,793,215
Fairchild Semiconductor International, Inc. (a)	151,270	2,132,907
Hittite Microwave Corp. (a)	158,000	8,076,960
Lattice Semiconductor Corp. (a)	348,460	1,313,694
Microsemi Corp. (a)	111,090	2,054,054
Monolithic Power Systems, Inc. (a)	106,700	2,120,129
Nanometrics, Inc. (a)	107,730	1,654,733
ON Semiconductor Corp. (a)	265,130	1,882,423
Skyworks Solutions, Inc. (a)	98,760	2,703,061
Ultratech, Inc. (a)	46,686	1,470,609

		32,014,985

Software — 5.4%
Concur Technologies, Inc. (a)	30,970	2,109,057
Guidewire Software, Inc. (a)	20,120	565,774
Imperva, Inc. (a)	46,590	1,342,724
Jive Software, Inc. (a)	154,550	3,244,005
MicroStrategy, Inc. Class A (a)	15,090	1,959,587
Parametric Technology Corp. (a)	21,970	460,491
Pegasystems, Inc.	111,530	3,678,260
Solera Holdings, Inc.	169,300	7,075,047
Take-Two Interactive Software, Inc. (a)	169,770	1,606,024
Tangoe, Inc. (a)	50,680	1,079,991
TiVo, Inc. (a)	403,160	3,334,133
Tyler Technologies, Inc. (a)	154,100	6,217,935
The Ultimate Software Group, Inc. (a)	104,580	9,320,170

		41,993,198

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Storage & Warehousing — 0.3%
Mobile Mini, Inc. (a)	146,526	$2,109,974

Telecommunications — 2.2%
Ciena Corp. (a)	127,700	2,090,449
DigitalGlobe, Inc. (a)	131,588	1,994,874
Finisar Corp. (a)	466,940	6,985,422
Ixia (a)	150,340	1,807,087
tw telecom, Inc. (a)	96,500	2,476,190
Vonage Holdings Corp. (a)	872,790	1,754,308

		17,108,330

Toys, Games & Hobbies — 0.1%
LeapFrog Enterprises, Inc. (a)	111,544	1,144,442

Transportation — 2.2%
Con-way, Inc.	58,160	2,100,158
GulfMark Offshore, Inc. Class A (a)	105,518	3,591,833
Hub Group, Inc. Class A (a)	57,400	2,077,880
J.B. Hunt Transport Services, Inc.	62,350	3,716,060
Landstar System, Inc.	66,600	3,444,552
Old Dominion Freight Line, Inc. (a)	61,535	2,663,850

		17,594,333

TOTAL COMMON STOCK (Cost $677,297,157)		748,866,807

TOTAL EQUITIES (Cost $677,297,157)		748,866,807

MUTUAL FUNDS — 1.5%
Diversified Financial — 1.5%
iShares Russell 2000 Growth Index Fund	93,640	8,565,251
iShares Russell 2000 Index Fund	37,340	2,974,131

TOTAL MUTUAL FUNDS (Cost $11,536,421)		11,539,382

TOTAL LONG-TERM INVESTMENTS (Cost $688,833,578)		760,406,189

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (c)	$27,899,063	$27,899,063

TOTAL SHORT-TERM INVESTMENTS (Cost $27,899,063)		27,899,063

TOTAL INVESTMENTS — 100.5% (Cost $716,732,641) (d)		788,305,252

Other Assets/(Liabilities) — (0.5)%		(4,101,971)

NET ASSETS — 100.0%		$784,203,281

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $27,899,086. Collateralized by U.S. Government Agency obligations with rates ranging from 2.420% – 3.500%, maturity dates ranging from 12/01/26 – 11/25/38, and an aggregate market value, including accrued interest, of $28,463,599.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.3%
Advertising — 0.1%
Marchex, Inc. Class B	14,570	$52,598

Aerospace & Defense — 1.6%
Teledyne Technologies, Inc. (a)	3,503	215,960
Triumph Group, Inc.	12,095	680,586

		896,546

Airlines — 1.0%
Allegiant Travel Co. (a)	3,140	218,795
JetBlue Airways Corp. (a)	63,945	338,909

		557,704

Apparel — 1.6%
Crocs, Inc. (a)	5,080	82,042
Oxford Industries, Inc.	5,820	260,154
Steven Madden Ltd. (a)	17,019	540,353

		882,549

Automotive & Parts — 0.9%
Meritor, Inc. (a)	32,930	171,895
WABCO Holdings, Inc. (a)	6,556	347,009

		518,904

Banks — 1.2%
Citizens Republic Bancorp, Inc. (a)	17,909	306,781
Prosperity Bancshares, Inc.	3,760	158,033
UMB Financial Corp.	4,432	227,051

		691,865

Biotechnology — 2.5%
Affymax, Inc. (a)	11,360	146,317
Alexion Pharmaceuticals, Inc. (a)	3,080	305,844
ARIAD Pharmaceuticals, Inc. (a)	10,530	181,221
Exact Sciences Corp. (a)	11,380	121,994
Halozyme Therapeutics, Inc. (a)	27,289	241,781
Incyte Corp. (a)	4,480	101,696
NPS Pharmaceuticals, Inc. (a)	12,740	109,691
Seattle Genetics, Inc. (a)	8,355	212,133

		1,420,677

Building Materials — 1.1%
Drew Industries, Inc. (a)	4,040	112,514
Lennox International, Inc.	4,418	206,012
Texas Industries, Inc.	7,122	277,829

		596,355

Chemicals — 2.4%
Georgia Gulf Corp.	6,205	159,282
Huntsman Corp.	33,781	437,126
Innophos Holdings, Inc.	2,960	167,122
Intrepid Potash, Inc. (a)	8,118	184,766
Quaker Chemical Corp.	7,999	369,634

		1,317,930

	Number of Shares	Value
Commercial Services — 6.6%
The Corporate Executive Board Co.	6,757	$276,226
Euronet Worldwide, Inc. (a)	10,770	184,382
Exlservice Holdings, Inc. (a)	6,990	172,234
Exponent, Inc. (a)	2,130	112,528
The Geo Group, Inc. (a)	19,665	446,789
HMS Holdings Corp. (a)	4,860	161,887
MAXIMUS, Inc.	4,990	258,232
Monster Worldwide, Inc. (a)	82,206	698,751
PAREXEL International Corp. (a)	12,639	356,799
Rent-A-Center, Inc.	9,460	319,180
RPX Corp. (a)	12,670	181,815
Sotheby’s	7,255	242,027
TrueBlue, Inc. (a)	6,680	103,406
Zillow, Inc. (a)	4,540	175,380

		3,689,636

Computers — 2.4%
Fortinet, Inc. (a)	21,591	501,343
Mentor Graphics Corp. (a)	23,160	347,400
RealD, Inc. (a)	13,950	208,692
Riverbed Technology, Inc. (a)	16,910	273,096

		1,330,531

Cosmetics & Personal Care — 0.8%
Elizabeth Arden, Inc. (a)	6,210	241,010
Inter Parfums, Inc.	11,780	203,441

		444,451

Distribution & Wholesale — 0.3%
MRC Global, Inc. (a)	7,750	164,920

Diversified Financial — 0.6%
Duff & Phelps Corp. Class A	17,536	254,272
Encore Capital Group, Inc. (a)	3,530	104,559

		358,831

Electrical Components & Equipment — 0.6%
Universal Display Corp. (a)	8,748	314,403

Electronics — 3.6%
Analogic Corp.	2,310	143,220
Coherent, Inc. (a)	10,327	447,159
Cymer, Inc. (a)	5,678	334,718
InvenSense, Inc. (a)	15,835	178,936
Oyo Geospace Corp. (a)	7,232	650,808
TTM Technologies, Inc. (a)	12,380	116,496
Vishay Intertechnology, Inc. (a)	18,180	171,437

		2,042,774

Engineering & Construction — 0.8%
EMCOR Group, Inc.	7,990	222,282
McDermott International, Inc. (a)	19,057	212,295

		434,577

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 4.1%
Bally Technologies, Inc. (a)	11,859	$553,341
DreamWorks Animation SKG, Inc. Class A (a)	12,320	234,819
Lions Gate Entertainment Corp. (a)	16,220	239,083
Pinnacle Entertainment, Inc. (a)	22,365	215,151
Shuffle Master, Inc. (a)	54,257	748,746
Six Flags Entertainment Corp.	6,120	331,582

		2,322,722

Environmental Controls — 1.0%
Darling International, Inc. (a)	9,970	164,405
Waste Connections, Inc.	13,657	408,618

		573,023

Foods — 2.1%
The Chefs’ Warehouse, Inc. (a)	5,950	107,397
The Fresh Market, Inc. (a)	9,981	535,281
Harris Teeter Supermarkets, Inc.	5,030	206,180
Smart Balance, Inc. (a)	11,910	111,835
United Natural Foods, Inc. (a)	4,170	228,766

		1,189,459

Hand & Machine Tools — 0.9%
Regal-Beloit Corp.	8,246	513,396

Health Care – Products — 4.8%
ABIOMED, Inc. (a)	4,900	111,818
Accuray, Inc. (a)	15,860	108,482
ArthroCare Corp. (a)	16,394	480,016
Bruker Corp. (a)	24,566	326,973
Cepheid, Inc. (a)	16,162	723,250
The Cooper Cos., Inc.	5,045	402,389
Merit Medical Systems, Inc. (a)	11,600	160,196
Natus Medical, Inc. (a)	10,630	123,521
Thoratec Corp. (a)	8,353	280,494

		2,717,139

Health Care – Services — 2.1%
Acadia Healthcare Co., Inc. (a)	6,840	119,973
Air Methods Corp. (a)	6,227	611,803
Centene Corp. (a)	15,480	466,877

		1,198,653

Home Builders — 0.5%
Thor Industries, Inc.	9,560	262,040

Home Furnishing — 1.0%
DTS, Inc. (a)	13,069	340,839
Universal Electronics, Inc. (a)	16,911	222,718

		563,557

Household Products — 0.7%
Jarden Corp.	4,410	185,308
SodaStream International Ltd. (a)	4,900	200,753

		386,061

	Number of Shares	Value
Insurance — 0.7%
Validus Holdings Ltd.	12,880	$412,546

Internet — 2.3%
Comscore, Inc. (a)	7,620	125,425
OpenTable, Inc. (a)	3,010	135,480
Responsys, Inc. (a)	23,210	281,305
Sapient Corp.	23,652	238,176
TIBCO Software, Inc. (a)	13,355	399,582
Websense, Inc. (a)	5,460	102,266

		1,282,234

Investment Companies — 0.3%
KKR Financial Holdings LLC	18,380	156,598

Lodging — 0.4%
Orient-Express Hotels Ltd. (a)	25,475	213,226

Machinery – Construction & Mining — 0.5%
Terex Corp. (a)	16,512	294,409

Machinery – Diversified — 0.8%
Applied Industrial Technologies, Inc.	4,090	150,716
The Middleby Corp. (a)	1,860	185,275
Twin Disc, Inc.	5,292	97,849

		433,840

Manufacturing — 1.8%
Colfax Corp. (a)	6,819	188,000
Crane Co.	5,020	182,627
Hexcel Corp. (a)	23,691	610,991

		981,618

Media — 0.6%
Acacia Research (a)	9,067	337,655

Metal Fabricate & Hardware — 0.8%
Haynes International, Inc.	3,620	184,403
Northwest Pipe Co. (a)	11,933	289,494

		473,897

Mining — 1.5%
Allied Nevada Gold Corp. (a)	5,330	151,265
RTI International Metals, Inc. (a)	18,480	418,202
Titanium Metals Corp.	24,953	282,219

		851,686

Oil & Gas — 2.4%
Gulfport Energy Corp. (a)	19,386	399,933
Oasis Petroleum, Inc. (a)	27,249	658,881
Ocean Rig UDW, Inc. (a)	10,607	143,300
PDC Energy, Inc. (a)	5,730	140,500

		1,342,614

Oil & Gas Services — 2.3%
Dril-Quip, Inc. (a)	6,970	457,162
Lufkin Industries, Inc.	12,693	689,484
Oil States International, Inc. (a)	2,480	164,176

		1,310,822

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 9.9%
Alnylam Pharmaceuticals, Inc. (a)	9,520	$111,098
BioMarin Pharmaceutical, Inc. (a)	4,817	190,657
Catalyst Health Solutions, Inc. (a)	9,694	905,807
Cubist Pharmaceuticals, Inc. (a)	6,630	251,343
Jazz Pharmaceuticals Plc (a)	4,990	224,600
Nektar Therapeutics (a)	21,300	171,891
Onyx Pharmaceuticals, Inc. (a)	9,836	653,602
Pharmacyclics, Inc. (a)	4,310	235,369
Questcor Pharmaceuticals, Inc. (a)	7,020	373,745
Salix Pharmaceuticals Ltd. (a)	12,939	704,399
Sirona Dental Systems, Inc. (a)	9,844	443,078
SXC Health Solutions Corp. (a)	3,270	324,417
Theravance, Inc. (a)	15,634	347,388
United Therapeutics Corp. (a)	10,160	501,701
ViroPharma Inc (a)	5,290	125,373

		5,564,468

Real Estate Investment Trusts (REITS) — 1.3%
Hudson Pacific Properties, Inc.	2,820	49,096
LaSalle Hotel Properties	3,260	94,996
Mid-America Apartment Communities, Inc.	3,080	210,179
Redwood Trust, Inc.	14,793	184,617
Two Harbors Investment Corp.	19,065	197,514

		736,402

Retail — 9.5%
Asbury Automotive Group, Inc. (a)	4,070	96,418
BJ’s Restaurants, Inc. (a)	12,568	477,584
Buffalo Wild Wings, Inc. (a)	1,790	155,086
Caribou Coffee Co., Inc. (a)	9,570	123,549
Casey’s General Stores, Inc.	4,060	239,500
Cash America International, Inc.	10,134	446,301
The Cheesecake Factory, Inc. (a)	5,890	188,244
Chico’s FAS, Inc.	18,707	277,612
EZCORP, Inc. Class A (a)	5,900	138,414
The Finish Line, Inc. Class A	10,210	213,491
Francesca’s Holdings Corp. (a)	8,020	216,620
Fred’s, Inc. Class A	3,910	59,784
Genesco, Inc. (a)	19,373	1,165,286
Lumber Liquidators Holdings, Inc. (a)	4,400	148,676
Papa John’s International, Inc. (a)	2,960	140,807
Sally Beauty Holdings, Inc. (a)	5,994	154,286
Select Comfort Corp. (a)	7,900	165,268
Tilly’s, Inc. (a)	2,770	44,459
Tractor Supply Co.	1,140	94,688
Vitamin Shoppe, Inc. (a)	14,252	782,862

		5,328,935

Savings & Loans — 0.2%
Oritani Financial Corp.	7,760	111,666

Semiconductors — 5.4%
Applied Micro Circuits Corp. (a)	14,330	81,968

	Number of Shares	Value
ATMI, Inc. (a)	11,970	$246,223
Cavium, Inc. (a)	12,315	344,820
Cirrus Logic, Inc. (a)	3,640	108,763
Diodes, Inc. (a)	6,980	131,015
Entegris, Inc. (a)	25,310	216,147
EZchip Semiconductor Ltd. (a)	7,931	317,557
IPG Photonics Corp. (a)	7,689	335,163
Micrel, Inc.	11,540	109,976
PMC-Sierra, Inc. (a)	39,950	245,293
Silicon Image, Inc. (a)	47,780	197,809
Teradyne, Inc. (a)	20,010	281,341
Veeco Instruments, Inc. (a)	9,000	309,240
Volterra Semiconductor Corp. (a)	5,300	124,285

		3,049,600

Software — 5.2%
Allscripts Healthcare Solutions, Inc. (a)	17,788	194,423
ANSYS, Inc. (a)	5,595	353,101
Compuware Corp. (a)	47,718	443,300
Informatica Corp. (a)	6,815	288,683
MedAssets, Inc. (a)	21,532	289,605
Opnet Technologies, Inc.	13,024	346,308
QLIK Technologies, Inc. (a)	15,499	342,838
Quality Systems, Inc.	12,835	353,091
RADWARE Ltd. (a)	4,900	187,621
Solarwinds, Inc. (a)	3,109	135,428

		2,934,398

Telecommunications — 2.6%
ADTRAN, Inc.	3,640	109,892
Arris Group, Inc. (a)	16,580	230,628
Ciena Corp. (a)	11,110	181,871
NETGEAR, Inc. (a)	8,630	297,821
NICE Systems Ltd. Sponsored ADR (Israel) (a)	17,531	641,634

		1,461,846

Transportation — 2.5%
Atlas Air Worldwide Holdings, Inc. (a)	5,217	226,992
Con-way, Inc.	4,400	158,884
Forward Air Corp.	5,550	179,098
Landstar System, Inc.	9,105	470,911
Quality Distribution, Inc. (a)	18,184	201,661
Werner Enterprises, Inc.	6,570	156,957

		1,394,503

TOTAL COMMON STOCK (Cost $48,847,502)		54,114,264

TOTAL EQUITIES (Cost $48,847,502)		54,114,264

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.6%
Diversified Financial — 1.6%
iShares Russell 2000 Growth Index Fund	9,710	$888,174

TOTAL MUTUAL FUNDS (Cost $858,677)		888,174

TOTAL LONG-TERM INVESTMENTS (Cost $49,706,179)		55,002,438

	Principal Amount
SHORT-TERM INVESTMENTS — 6.7%
Repurchase Agreement — 6.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$3,783,585	3,783,585

TOTAL SHORT-TERM INVESTMENTS (Cost $3,783,585)		3,783,585

TOTAL INVESTMENTS — 104.6% (Cost $53,489,764) (c)		58,786,023

Other Assets/(Liabilities) — (4.6)%		(2,599,570)

NET ASSETS — 100.0%		$56,186,453

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,783,588. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 12/01/26 – 11/25/38, and an aggregate market value, including accrued interest, of $3,860,695.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 96.0%
Aerospace & Defense — 1.4%
European Aeronautic Defence and Space Co.	54,081	$1,917,854

Agriculture — 3.3%
British American Tobacco PLC	39,341	2,002,391
Japan Tobacco, Inc.	90,800	2,690,727

		4,693,118

Auto Manufacturers — 4.3%
Bayerische Motoren Werke AG	14,805	1,072,739
Honda Motor Co. Ltd.	90,600	3,156,017
Nissan Motor Co. Ltd.	197,000	1,865,728

		6,094,484

Automotive & Parts — 0.6%
Bridgestone Corp.	39,800	912,923

Banks — 16.5%
Australia & New Zealand Banking Group Ltd.	136,816	3,105,872
Banco Bilbao Vizcaya Argentaria SA	166,833	1,202,424
Barclays PLC	723,275	1,851,434
BNP Paribas	52,262	2,017,511
China Construction Bank Corp. Class H	2,127,000	1,466,511
Deutsche Bank AG	36,845	1,339,068
HSBC Holdings PLC	537,474	4,739,148
Nordea Bank AB	248,368	2,150,245
Sumitomo Mitsui Financial Group, Inc.	117,700	3,882,790
Swedbank AB	50,083	791,999
UniCredit SpA (a)	149,487	566,445

		23,113,447

Beverages — 1.5%
Asahi Group Holdings Ltd.	43,700	938,570
SABMiller PLC	30,664	1,231,691

		2,170,261

Building Materials — 0.9%
Compagnie de Saint-Gobain	34,343	1,270,844

Chemicals — 2.2%
BASF SE	23,183	1,610,955
Solvay SA Class A	14,468	1,431,358

		3,042,313

Commercial Services — 0.7%
Experian PLC	64,972	917,806

Computers — 1.3%
Fujitsu LTD	383,000	1,835,221

	Number of Shares	Value
Distribution & Wholesale — 3.5%
Marubeni Corp.	181,000	$1,204,690
Mitsui & Co. Ltd.	76,600	1,136,494
Sumitomo Corp.	185,900	2,600,835

		4,942,019

Diversified Financial — 1.9%
African Bank Investments Ltd.	200,028	889,518
Credit Suisse Group (a)	34,292	626,473
Deutsche Boerse AG	1,432	77,288
ORIX Corp.	11,530	1,073,193

		2,666,472

Electric — 1.2%
E.ON AG	77,471	1,668,760

Electrical Components & Equipment — 4.5%
Hitachi Ltd.	449,000	2,761,404
Mitsubishi Electric Corp.	170,000	1,416,873
Schneider Electric SA	39,113	2,179,325

		6,357,602

Electronics — 0.6%
Hon Hai Precision Industry Co. Ltd.	289,600	873,246

Food Services — 1.4%
Sodexo	25,576	1,992,842

Foods — 0.9%
Unilever NV	37,234	1,246,237

Forest Products & Paper — 1.2%
UPM-Kymmene OYJ	152,053	1,723,328

Gas — 3.7%
Centrica PLC	527,719	2,630,775
Gaz De France	34,280	817,884
Snam Rete Gas SpA	404,102	1,801,488

		5,250,147

Holding Company – Diversified — 1.4%
Hutchison Whampoa Ltd.	220,000	1,902,755

Insurance — 5.6%
Allianz SE	26,420	2,656,659
ING Groep NV (a)	136,544	921,239
Prudential PLC	188,736	2,186,768
Swiss Re Ltd. (a)	33,980	2,134,720

		7,899,386

Iron & Steel — 0.8%
ArcelorMittal	68,510	1,058,347

Lodging — 1.3%
Intercontinental Hotels Group PLC	73,000	1,764,231

Machinery – Construction & Mining — 0.7%
Rio Tinto PLC	19,824	946,781

Media — 0.9%
Pearson PLC	61,313	1,217,745

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining — 0.7%
First Quantum Minerals Ltd.	53,735	$950,034

Office Equipment/Supplies — 1.2%
Canon, Inc.	42,400	1,697,813

Oil & Gas — 10.1%
BP PLC	189,222	1,267,818
CNOOC Ltd.	830,000	1,674,351
ENI SpA	186,028	3,970,090
JX Holdings, Inc.	224,800	1,154,796
Repsol YPF SA	68,988	1,109,202
Royal Dutch Shell PLC Class A	149,895	5,049,403

		14,225,660

Pharmaceuticals — 8.2%
Bayer AG	43,118	3,109,179
GlaxoSmithKline PLC	84,524	1,916,653
Roche Holding AG	9,483	1,637,026
Sanofi	48,260	3,659,607
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	29,156	1,149,913

		11,472,378

Real Estate — 0.5%
Sino Land Co. Ltd.	444,000	672,817

Retail — 1.3%
Kingfisher PLC	402,713	1,820,873

Semiconductors — 1.5%
Samsung Electronics Co., Ltd.	2,010	2,131,048

Telecommunications — 8.2%
KT Corp. Sponsored ADR (Republic of Korea)	63,693	839,474
Nippon Telegraph & Telephone Corp.	35,100	1,630,822
Telecom Corp. of New Zealand Ltd.	323,861	621,918
Telefonaktiebolaget LM Ericsson Class B	201,334	1,837,157
Telenor ASA	54,366	906,691
Vodafone Group PLC	1,994,805	5,604,675

		11,440,737

Transportation — 1.5%
East Japan Railway	17,400	1,092,443
Yamato Holdings Co. Ltd.	65,300	1,051,369

		2,143,812

Water — 0.5%
Suez Environnement Co.	62,081	668,271

TOTAL COMMON STOCK (Cost $143,192,372)		134,701,612

	Number of Shares	Value

PREFERRED STOCK — 1.2%
Auto Manufacturers — 1.2%
Volkswagen AG 1.720%	10,142	$1,607,989

TOTAL PREFERRED STOCK (Cost $1,831,593)		1,607,989

TOTAL EQUITIES (Cost $145,023,965)		136,309,601

RIGHTS — 0.0%
Oil & Gas — 0.0%
Repsol YPF SA, Expires 7/12/12, Strike 0.00 (a)	68,988	48,366

TOTAL RIGHTS (Cost $47,697)		48,366

TOTAL LONG-TERM INVESTMENTS (Cost $145,071,662)		136,357,967

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$1,629,440	1,629,440

TOTAL SHORT-TERM INVESTMENTS (Cost $1,629,440)		1,629,440

TOTAL INVESTMENTS — 98.4% (Cost $146,701,102) (c)		137,987,407

Other Assets/(Liabilities) — 1.6%		2,274,297

NET ASSETS — 100.0%		$140,261,704

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,629,441. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,665,171.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 97.7%
Advertising — 0.5%
Publicis Groupe	61,500	$2,812,491

Aerospace & Defense — 0.3%
European Aeronautic Defence and Space Co.	50,745	1,799,550

Agriculture — 0.8%
British American Tobacco PLC	32,162	1,636,992
Japan Tobacco, Inc.	85,000	2,518,852

		4,155,844

Apparel — 0.3%
Burberry Group PLC	85,282	1,778,914

Auto Manufacturers — 4.8%
Bayerische Motoren Werke AG	13,810	1,000,644
Daimler AG	89,700	4,034,160
Fiat Industrial SpA	284,600	2,804,565
Honda Motor Co. Ltd.	321,100	11,185,399
Nissan Motor Co. Ltd.	237,600	2,250,238
Toyota Motor Corp.	99,800	4,022,497

		25,297,503

Automotive & Parts — 1.5%
Bridgestone Corp.	37,500	860,166
Delphi Automotive PLC (a)	49,260	1,256,130
Denso Corp.	161,100	5,485,289

		7,601,585

Banks — 13.6%
Australia & New Zealand Banking Group Ltd.	131,180	2,977,929
Banco Bilbao Vizcaya Argentaria SA	150,276	1,083,092
Banco Santander SA	859,819	5,742,547
Bank of Ireland (a)	17,089,600	2,170,235
Barclays PLC	1,229,748	3,147,900
BNP Paribas	156,688	6,048,749
China Construction Bank Corp. Class H	1,994,000	1,374,811
DBS Group Holdings, Ltd.	148,000	1,633,623
Deutsche Bank AG	34,113	1,239,779
HSBC Holdings PLC	1,411,286	12,443,938
ICICI Bank Ltd. Sponsored ADR (India)	126,960	4,114,774
Intesa Sanpaolo	2,704,500	3,868,257
Julius Baer Group Ltd. (a)	138,132	5,001,249
Komercni Banka AS	12,454	2,163,854
Lloyds Banking Group PLC (a)	8,220,100	4,043,221
Nordea Bank AB	233,269	2,019,525
Standard Chartered PLC	208,419	4,543,710
Sumitomo Mitsui Financial Group, Inc.	108,000	3,562,798

	Number of Shares	Value
Swedbank AB	45,230	$715,254
UniCredit SpA (a)	122,007	462,316
Westpac Banking Corp.	116,420	2,532,662

		70,890,223

Beverages — 4.9%
Asahi Group Holdings Ltd.	34,600	743,124
Diageo PLC	351,616	9,045,419
Heineken Holding NV Class A	44,000	1,969,354
Heineken NV	134,059	7,002,538
Pernod-Ricard SA	50,415	5,393,218
SABMiller PLC	28,778	1,155,936

		25,309,589

Building Materials — 0.8%
Compagnie de Saint-Gobain	33,269	1,231,101
Geberit AG Registered (a)	2,350	463,546
Holcim Ltd. (a)	45,000	2,493,084

		4,187,731

Chemicals — 6.5%
Air Liquide	47,336	5,415,741
Akzo Nobel NV	145,273	6,833,632
BASF SE	21,563	1,498,383
Givaudan SA Registered (a)	3,658	3,592,809
Linde AG	58,478	9,108,414
Shin-Etsu Chemical Co. Ltd.	115,400	6,348,911
Solvay SA Class A	13,630	1,348,453

		34,146,343

Commercial Services — 2.8%
Adecco SA (a)	88,300	3,929,498
Experian PLC	81,551	1,152,004
G4S PLC	420,000	1,836,764
Hays PLC	892,705	1,031,740
Meitec Corp.	38,900	824,158
Randstad Holding NV	127,326	3,760,177
Secom Co. Ltd.	40,500	1,859,072

		14,393,413

Computers — 0.3%
Fujitsu LTD	296,000	1,418,343

Cosmetics & Personal Care — 1.0%
Beiersdorf AG	83,497	5,417,534

Distribution & Wholesale — 1.9%
Li & Fung Ltd.	1,745,600	3,382,676
Marubeni Corp.	168,000	1,118,165
Mitsui & Co. Ltd.	73,100	1,084,566
Sumitomo Corp.	172,600	2,414,761
Wolseley PLC	53,800	2,010,095

		10,010,263

Diversified Financial — 4.1%
African Bank Investments Ltd.	130,885	582,042

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BM&F BOVESPA SA	399,300	$2,037,752
Credit Suisse Group (a)	270,895	4,948,921
Daiwa Securities Group, Inc.	1,293,120	4,868,628
Deutsche Boerse AG	27,922	1,507,012
ORIX Corp.	10,780	1,003,384
Schroders PLC	143,100	3,012,335
UBS AG (a)	300,365	3,512,587

		21,472,661

Electric — 0.5%
E.ON AG	63,242	1,362,261
Red Electrica Corp. SA	29,042	1,266,512

		2,628,773

Electrical Components & Equipment — 2.6%
Hitachi Ltd.	420,000	2,583,051
Legrand SA	99,181	3,373,154
Mitsubishi Electric Corp.	160,000	1,333,527
Schneider Electric SA	115,766	6,450,331

		13,740,063

Electronics — 3.3%
Fanuc Ltd.	21,800	3,581,680
Hon Hai Precision Industry Co. Ltd.	1,023,100	3,085,006
Hoya Corp.	134,900	2,972,365
Koninklijke Philips Electronics NV	216,829	4,287,488
Omron Corp.	148,800	3,141,827

		17,068,366

Food Services — 1.4%
Compass Group PLC	507,070	5,318,775
Sodexo	23,994	1,869,575

		7,188,350

Foods — 4.1%
Danone SA	94,693	5,878,763
Koninlijke Ahold NV	118,100	1,463,423
Nestle SA	178,127	10,625,528
Tesco PLC	441,900	2,148,013
Unilever NV	35,278	1,180,769

		21,296,496

Forest Products & Paper — 0.3%
UPM-Kymmene OYJ	143,058	1,621,381

Gas — 0.9%
Centrica PLC	496,754	2,476,409
Gaz De France	31,030	740,342
Snam Rete Gas SpA	379,196	1,690,457

		4,907,208

Health Care – Products — 0.4%
Sonova Holding AG (a)	20,004	1,930,306

Holding Company – Diversified — 1.3%
Hutchison Whampoa Ltd.	199,000	1,721,129
LVMH Moet Hennessy Louis Vuitton SA	34,149	5,204,931

		6,926,060

	Number of Shares	Value
Household Products — 0.7%
Reckitt Benckiser Group PLC	71,731	$3,783,216

Insurance — 4.8%
AIA Group Ltd.	815,000	2,810,076
Allianz SE	57,483	5,780,194
ING Groep NV (a)	719,278	4,852,844
Prudential PLC	171,806	1,990,610
QBE Insurance Group Ltd.	296,114	4,082,576
Swiss Re Ltd. (a)	65,627	4,122,875
Willis Group Holdings PLC	37,700	1,375,673

		25,014,848

Internet — 0.3%
Check Point Software Technologies Ltd. (a)	29,680	1,471,831

Iron & Steel — 0.2%
ArcelorMittal	62,039	958,383

Lodging — 0.3%
Intercontinental Hotels Group PLC	67,622	1,634,258

Machinery – Construction & Mining — 1.0%
Atlas Copco AB	4,100	78,391
Rio Tinto PLC	108,172	5,166,221

		5,244,612

Manufacturing — 1.0%
Olympus Corp. (a)	74,700	1,211,540
Smiths Group PLC	245,933	3,914,509

		5,126,049

Media — 1.8%
Grupo Televisa SAB Sponsored ADR (Mexico)	19,500	418,860
Pearson PLC	57,528	1,142,570
Reed Elsevier PLC	116,600	935,421
Thomson Reuters Corp.	86,000	2,447,127
WPP PLC	375,903	4,568,843

		9,512,821

Metal Fabricate & Hardware — 0.4%
Assa Abloy AB Series B	64,900	1,814,796

Mining — 0.5%
First Quantum Minerals Ltd.	44,650	789,412
Orica Ltd.	70,500	1,794,439

		2,583,851

Office Equipment/Supplies — 1.9%
Canon, Inc.	244,150	9,776,441

Oil & Gas — 5.1%
BG Group PLC	133,593	2,734,359
BP PLC	175,182	1,173,748
CNOOC Ltd.	1,381,000	2,785,877
ENI SpA	172,983	3,691,692
Inpex Corp.	791	4,434,601
JX Holdings, Inc.	206,000	1,058,221

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Repsol YPF SA	64,434	$1,035,982
Royal Dutch Shell PLC Class A	282,183	9,505,692

		26,420,172

Packaging & Containers — 0.5%
Amcor Ltd.	372,800	2,716,795

Pharmaceuticals — 5.8%
Bayer AG	153,142	11,042,858
GlaxoSmithKline PLC	108,458	2,459,377
Merck KGaA	33,643	3,357,297
Novartis AG	32,400	1,807,270
Roche Holding AG	42,928	7,410,551
Sanofi	43,790	3,320,642
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	26,509	1,045,515

		30,443,510

Real Estate — 0.1%
Sino Land Co. Ltd.	424,000	642,510

Retail — 3.2%
Cie Financiere Richemont SA	57,229	3,140,758
Hennes & Mauritz AB Class B	74,820	2,689,992
Kingfisher PLC	387,509	1,752,128
Lawson, Inc.	74,200	5,191,225
PPR	18,600	2,656,073
Signet Jewelers Ltd.	34,500	1,518,345

		16,948,521

Semiconductors — 2.6%
Rohm Co. Ltd.	75,400	2,900,253
Samsung Electronics Co., Ltd.	6,009	6,370,879
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan) (a)	291,387	4,067,763

		13,338,895

Software — 2.5%
Amadeus IT Holding SA	191,219	4,049,463
Dassault Systemes SA	17,000	1,597,013
Infosys Ltd. Sponsored ADR (India)	13,690	616,872
SAP AG	112,461	6,641,217

		12,904,565

Telecommunications — 3.9%
China Unicom Ltd.	1,704,000	2,136,409
KT Corp. Sponsored ADR (Republic of Korea)	57,579	758,891
MTN Group Ltd.	106,005	1,832,377
Nippon Telegraph & Telephone Corp.	33,700	1,565,775
NTT DOCOMO, Inc.	1,216	2,023,640
Singapore Telecommunications Ltd.	338,500	885,122
Singapore Telecommunications Ltd.	27,000	70,188
Telecom Corp. of New Zealand Ltd.	264,379	507,693

	Number of Shares	Value
Telefonaktiebolaget LM Ericsson Class B	188,962	$1,724,263
Telenor ASA	50,333	839,431
Tim Participacoes SA Sponsored ADR (Brazil)	94,230	2,587,556
Vodafone Group PLC	1,870,438	5,255,250

		20,186,595

Transportation — 2.1%
Canadian National Railway Co.	73,090	6,167,334
East Japan Railway	15,700	985,710
Kuehne & Nagel International AG	28,100	2,974,246
Yamato Holdings Co. Ltd.	61,000	982,136

		11,109,426

Water — 0.1%
Suez Environnement Co.	56,975	613,308

TOTAL COMMON STOCK (Cost $517,513,037)		510,244,393

PREFERRED STOCK — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 1.720%	9,550	1,514,129

TOTAL PREFERRED STOCK (Cost $1,685,566)		1,514,129

TOTAL EQUITIES (Cost $519,198,603)		511,758,522

RIGHTS — 0.0%
Oil & Gas — 0.0%
Repsol YPF SA, Expires 7/12/12, Strike 0.00 (a)	64,434	45,173

TOTAL RIGHTS (Cost $44,549)		45,173

TOTAL LONG-TERM INVESTMENTS (Cost $519,243,152)		511,803,695

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/29/12, 0.010%, due 7/02/12 (b)	$5,067,904	5,067,904

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/02/12	22,762	22,762

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $5,090,666)	$5,090,666

TOTAL INVESTMENTS — 99.0% (Cost $524,333,818) (c)	516,894,361

Other Assets/(Liabilities) — 1.0%	5,284,011

NET ASSETS — 100.0%	$522,178,372

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,067,908. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity dates ranging from 12/01/26 – 11/25/38, and an aggregate market value, including accrued interest, of $5,174,742.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MassMutual Select PIMCO Total Return Fund	MassMutual Select Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$2,638,806,966	$170,433,642
Short-term investments, at value (Note 2) (b)	69,981,278	20,598,835

Total investments	2,708,788,244	191,032,477

Foreign currency, at value (c)	219,858	204,980
Receivables from:
Investments sold	16,847,939	685,614
Investments sold on a when-issued basis (Note 2)	35,826,094	-
Open forward foreign currency contracts (Note 2)	693,425	172,364
Investment adviser (Note 3)	-	12
Fund shares sold	3,038,805	86,516
Collateral held for open futures contracts (Note 2)	-	622,003
Collateral held for open swap agreements (Note 2)	35,000	-
Variation margin on open derivative instruments (Note 2)	626,755	39,526
Interest and dividends	11,859,143	1,175,928
Foreign taxes withheld	11,957	-
Open swap agreements, at value (Note 2)	2,970,986	634

Total assets	2,780,918,206	194,020,054

Liabilities:
Payables for:
Investments purchased	45,794,525	379,519
Dollar roll transactions	1,013,226	-
Closed swap agreements, at value (Note 2)	135,000	-
Written options outstanding, at value (Note 2) (d)	580,813	7,088
Payable for securities sold short, at value (Note 2) (e)	35,888,671	-
Reverse repurchase agreements (Note 2)	2,271,000	-
Open forward foreign currency contracts (Note 2)	2,464,218	45,582
Fund shares repurchased	7,398,937	690,551
Interest and dividends	15,907	-
Investments purchased on a when-issued basis (Note 2)	803,962,562	20,197,727
Variation margin on open derivative instruments (Note 2)	1,272,999	-
Open swap agreements, at value (Note 2)	4,406,317	2,982
Trustees’ fees and expenses (Note 3)	111,831	47,376
Collateral held for open swap agreements (Note 2)	2,510,000	-
Collateral held for when-issued securities (Note 2)	2,540,000	-
Affiliates (Note 3):
Investment management fees	529,778	75,352
Administration fees	297,741	18,934
Service fees	485,634	24,645
Distribution fees	21,369	576
Due to custodian	5,275	-
Accrued expense and other liabilities	128,239	33,381

Total liabilities	911,834,042	21,523,713

Net assets	$1,869,084,164	$172,496,341

Net assets consist of:
Paid-in capital	$1,794,950,999	$173,716,144
Undistributed (accumulated) net investment income (loss)	27,350,418	2,251,466
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,905,875)	(5,771,495)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	50,688,622	2,300,226

Net assets	$1,869,084,164	$172,496,341

(a) Cost of investments:	$2,590,799,298	$168,301,250
(b) Cost of short-term investments:	$70,090,746	$20,598,835
(c) Cost of foreign currency:	$215,912	$200,559
(d) Premiums on written options:	$2,496,588	$57,149
(e) Proceeds from securities sold short:	$35,818,750	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund

$299,855,434	$1,243,581,657	$442,962,621	$2,243,746,789
7,066,174	19,050,828	25,574,164	42,903,423

306,921,608	1,262,632,485	468,536,785	2,286,650,212

-	-	24,499	-

12,282,888	6,084,852	4,759,673	2,044,441
-	-	-	-
-	-	-	-
-	143,529	-	186,211
1,243,571	330,155	126,980	1,898,111
-	-	-	-
-	-	-	-
-	-	-	1,169,754
543,300	1,890,239	639,087	2,899,363
-	32,256	189,398	-
-	-	-	-

320,991,367	1,271,113,516	474,276,422	2,294,848,092

14,589,304	8,524,606	14,205	3,623,691
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
343,771	2,493,743	1,090,892	8,772,144
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
80,473	231,860	208,888	438,885
-	-	-	-
-	-	-	-

114,593	621,960	243,104	175,443
21,433	291,770	59,783	553,855
15,096	190,216	56,495	226,676
74	1,113	69	2,312
205,248	-	-	330,615
29,763	60,969	46,817	67,681

15,399,755	12,416,237	1,720,253	14,191,302

$305,591,612	$1,258,697,279	$472,556,169	$2,280,656,790

$396,844,501	$1,105,185,691	$348,433,715	$1,952,621,030
3,775,430	24,928,224	1,939,227	26,996,284
(129,563,337)	(48,741,010)	30,883,155	(83,526,256)
34,535,018	177,324,374	91,300,072	384,565,732

$305,591,612	$1,258,697,279	$472,556,169	$2,280,656,790

$265,320,416	$1,066,257,283	$351,676,358	$1,860,956,553
$7,066,174	$19,050,828	$25,574,164	$42,903,423
$-	$-	$24,501	$-
$-	$-	$-	$-
$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MassMutual Select PIMCO Total Return Fund	MassMutual Select Strategic Bond Fund
Class Z shares:
Net assets	$397,658,222	$-

Shares outstanding (a)	37,914,442	-

Net asset value, offering price and redemption price per share	$10.49	$-

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class S shares:
Net assets	$109,213,759	$75,774,361

Shares outstanding (a)	10,429,798	7,336,321

Net asset value, offering price and redemption price per share	$10.47	$10.33

Class Y shares:
Net assets	$507,160,642	$27,799,342

Shares outstanding (a)	48,381,858	2,690,119

Net asset value, offering price and redemption price per share	$10.48	$10.33

Class L shares:
Net assets	$83,433,447	$30,518,798

Shares outstanding (a)	7,992,745	2,961,446

Net asset value, offering price and redemption price per share	$10.44	$10.31

Class A shares:
Net assets	$734,651,535	$37,446,641

Shares outstanding (a)	70,155,534	3,643,068

Net asset value and redemption price per share	$10.47	$10.28

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.99	$10.79

Class N shares:
Net assets	$36,966,559	$957,199

Shares outstanding (a)	3,542,814	93,581

Net asset value, offering price and redemption price per share	$10.43	$10.23

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund

$-	$227,104,567	$-	$90,446,492

-	20,916,616	-	7,083,938

$-	$10.86	$-	$12.77

$-	$-	$-	$800,868,383

-	-	-	62,634,471

$-	$-	$-	$12.79

$247,965,077	$455,921,661	$287,910,319	$505,254,279

25,646,567	41,916,524	26,778,464	39,499,207

$9.67	$10.88	$10.75	$12.79

$24,003,401	$155,317,241	$53,189,407	$265,163,797

2,483,803	14,316,496	4,952,376	20,950,046

$9.66	$10.85	$10.74	$12.66

$9,261,138	$111,127,553	$47,743,700	$251,305,386

955,869	10,209,869	4,454,748	19,876,818

$9.69	$10.88	$10.72	$12.64

$24,242,169	$308,315,236	$83,605,287	$363,787,440

2,515,433	28,647,485	7,828,724	28,958,427

$9.64	$10.76	$10.68	$12.56

$10.23	$11.42	$11.33	$13.33

$119,827	$911,021	$107,456	$3,831,013

12,400	85,507	10,181	308,112

$9.66	$10.65	$10.55	$12.43

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MassMutual Select Focused Value Fund	MassMutual Select Fundamental Growth Fund
Assets:
Investments, at value (Note 2) (a)	$606,070,677	$98,908,714
Short-term investments, at value (Note 2) (b)	34,085,480	6,405,786

Total investments	640,156,157	105,314,500

Receivables from:
Investments sold	8,952,839	586,196
Investment adviser (Note 3)	49,475	4,423
Fund shares sold	69,126	81,727
Interest and dividends	416,569	69,461
Foreign taxes withheld	-	-

Total assets	649,644,166	106,056,307

Liabilities:
Payables for:
Investments purchased	4,104,981	248,369
Fund shares repurchased	3,729,451	397,645
Trustees’ fees and expenses (Note 3)	148,892	12,062
Affiliates (Note 3):
Investment management fees	341,381	42,351
Administration fees	130,155	14,804
Service fees	97,852	11,869
Distribution fees	786	125
Accrued expense and other liabilities	38,163	13,261

Total liabilities	8,591,661	740,486

Net assets	$641,052,505	$105,315,821

Net assets consist of:
Paid-in capital	$509,503,472	$103,995,772
Undistributed (accumulated) net investment income (loss)	1,313,786	67,110
Accumulated net realized gain (loss) on investments and foreign currency transactions	24,148,832	(2,880,937)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	106,086,415	4,133,876

Net assets	$641,052,505	$105,315,821

(a) Cost of investments:	$499,984,262	$94,774,838
(b) Cost of short-term investments:	$34,085,480	$6,405,786

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund

$872,356,442	$467,295,787	$150,554,942	$107,039,565
8,735,577	9,483,262	4,722,061	7,996,652

881,092,019	476,779,049	155,277,003	115,036,217

3,631,681	1,888,351	1,629,943	-
65,932	54,574	11,798	-
967,384	580,927	12,395	426,877
596,428	137,108	324,187	93,183
16,204	27,576	-	-

886,369,648	479,467,585	157,255,326	115,556,277

1,674,024	5,829,555	2,569,503	2,376,926
1,062,878	1,935,634	943,238	382,768
170,546	86,585	26,209	20,729

431,083	265,592	82,584	61,858
197,103	116,423	19,115	5,630
69,097	42,059	2,921	2,896
412	12	40	4
43,134	23,836	21,706	25,814

3,648,277	8,299,696	3,665,316	2,876,625

$882,721,371	$471,167,889	$153,590,010	$112,679,652

$815,556,511	$366,837,528	$192,862,966	$142,272,988
(534,246)	(570,882)	1,291,647	354,955
(119,166,094)	(13,694,454)	(49,413,237)	(42,861,826)
186,865,200	118,595,697	8,848,634	12,913,535

$882,721,371	$471,167,889	$153,590,010	$112,679,652

$685,493,816	$348,700,090	$141,706,339	$94,126,030
$8,735,577	$9,483,262	$4,722,061	$7,996,652

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MassMutual Select Focused Value Fund	MassMutual Select Fundamental Growth Fund
Class Z shares:
Net assets	$102,077,137	$-

Shares outstanding (a)	5,566,433	-

Net asset value, offering price and redemption price per share	$18.34	$-

Class S shares:
Net assets	$267,667,234	$73,939,880

Shares outstanding (a)	14,582,020	11,407,379

Net asset value, offering price and redemption price per share	$18.36	$6.48

Class Y shares:
Net assets	$51,404,870	$3,302,915

Shares outstanding (a)	2,822,650	515,821

Net asset value, offering price and redemption price per share	$18.21	$6.40

Class L shares:
Net assets	$68,758,064	$8,502,050

Shares outstanding (a)	3,798,674	1,348,224

Net asset value, offering price and redemption price per share	$18.10	$6.31

Class A shares:
Net assets	$150,783,952	$19,356,348

Shares outstanding (a)	8,504,109	3,158,346

Net asset value and redemption price per share	$17.73	$6.13

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$18.81	$6.50

Class N shares:
Net assets	$361,248	$214,628

Shares outstanding (a)	20,875	36,237

Net asset value, offering price and redemption price per share	$17.31	$5.92

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund

$-	$19,329,416	$4,747,194	$-

-	2,314,970	456,998	-

$-	$8.35	$10.39	$-

$336,571,503	$276,232,004	$139,082,505	$103,228,938

27,739,055	33,113,788	13,392,827	10,650,145

$12.13	$8.34	$10.38	$9.69

$127,625,555	$36,491,413	$1,688,469	$2,659,835

10,566,541	4,430,223	162,303	274,489

$12.08	$8.24	$10.40	$9.69

$292,468,239	$70,466,617	$3,362,391	$2,266,440

24,372,750	8,704,356	321,593	234,519

$12.00	$8.10	$10.46	$9.66

$125,345,340	$68,634,218	$4,643,634	$4,517,939

10,683,758	8,757,793	447,841	468,495

$11.73	$7.84	$10.37	$9.64

$12.45	$8.32	$11.00	$10.23

$710,734	$14,221	$65,817	$6,500

62,413	1,883	6,373	675

$11.39	$7.55	$10.33	$9.63

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity II Fund
Assets:
Investments, at value (Note 2) (a)	$473,544,906	$1,503,052,661
Short-term investments, at value (Note 2) (b)	10,855,282	71,874,275

Total investments	484,400,188	1,574,926,936

Foreign currency, at value (c)	-	-
Receivables from:
Investments sold	2,253,354	10,555,393
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	29,547	121,905
Fund shares sold	91,680	345,007
Interest and dividends	425,439	604,224
Foreign taxes withheld	-	-

Total assets	487,200,208	1,586,553,465

Liabilities:
Payables for:
Investments purchased	638,102	5,117,287
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	1,440,382	7,022,647
Trustees’ fees and expenses (Note 3)	115,518	288,582
Affiliates (Note 3):
Investment management fees	313,940	914,285
Administration fees	102,981	347,221
Service fees	64,872	221,021
Distribution fees	388	1,277
Accrued expense and other liabilities	36,355	79,565

Total liabilities	2,712,538	13,991,885

Net assets	$484,487,670	$1,572,561,580

Net assets consist of:
Paid-in capital	$432,027,029	$1,219,113,469
Undistributed (accumulated) net investment income (loss)	944,629	(6,572,442)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(76,560)	77,236,609
Net unrealized appreciation (depreciation) on investments and foreign currency translations	51,592,572	282,783,944

Net assets	$484,487,670	$1,572,561,580

(a) Cost of investments:	$421,952,334	$1,220,269,358
(b) Cost of short-term investments:	$10,855,282	$71,874,275
(c) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Diversified International Fund	MassMutual Select Overseas Fund

$760,406,189	$55,002,438	$136,357,967	$511,803,695
27,899,063	3,783,585	1,629,440	5,090,666

788,305,252	58,786,023	137,987,407	516,894,361

-	-	340,562	1,093,325

9,178,555	144,371	1,892,747	3,129,612
-	-	620,261	2,168,843
29,929	-	10,240	122,645
217,300	6,349	1,540,499	125,607
157,651	18,247	498,817	1,190,844
-	-	124,638	2,816,885

797,888,687	58,954,990	143,015,171	527,542,122

11,037,380	2,436,977	1,548,555	2,635,091
-	-	630,755	963,163
1,791,464	239,913	404,094	1,002,622
142,504	19,921	30,305	154,011

490,832	34,926	93,575	395,632
125,461	8,644	5,827	93,397
44,701	5,687	438	28,043
258	90	7	182
52,806	22,379	39,911	91,609

13,685,406	2,768,537	2,753,467	5,363,750

$784,203,281	$56,186,453	$140,261,704	$522,178,372

$712,708,318	$62,085,574	$236,540,779	$657,720,638
(2,513,924)	(225,352)	2,658,094	11,819,770
2,436,276	(10,970,028)	(90,213,613)	(141,411,305)
71,572,611	5,296,259	(8,723,556)	(5,950,731)

$784,203,281	$56,186,453	$140,261,704	$522,178,372

$688,833,578	$49,706,179	$145,071,662	$519,243,152
$27,899,063	$3,783,585	$1,629,440	$5,090,666
$-	$-	$340,113	$1,090,237

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity II Fund
Class Z shares:
Net assets	$80,082,814	$223,639,882

Shares outstanding (a)	5,947,391	14,455,578

Net asset value, offering price and redemption price per share	$13.47	$15.47

Class S shares:
Net assets	$212,851,578	$451,516,067

Shares outstanding (a)	15,792,849	29,254,615

Net asset value, offering price and redemption price per share	$13.48	$15.43

Class Y shares:
Net assets	$50,257,499	$201,454,884

Shares outstanding (a)	3,742,700	13,192,869

Net asset value, offering price and redemption price per share	$13.43	$15.27

Class L shares:
Net assets	$37,866,188	$345,245,603

Shares outstanding (a)	2,842,164	23,078,162

Net asset value, offering price and redemption price per share	$13.32	$14.96

Class A shares:
Net assets	$103,293,720	$348,691,281

Shares outstanding (a)	7,892,545	24,095,005

Net asset value and redemption price per share	$13.09	$14.47

Offering price per share (100/[100-maximum sales charge] of net asset value)	$13.89	$15.35

Class N shares:
Net assets	$135,871	$2,013,863

Shares outstanding (a)	10,735	144,048

Net asset value, offering price and redemption price per share	$12.66	$13.98

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Diversified International Fund	MassMutual Select Overseas Fund

$129,511,764	$-	$-	$256,049,599

8,427,483	-	-	38,728,545

$15.37	$-	$-	$6.61

$466,642,452	$39,594,361	$136,896,577	$115,221,810

30,421,660	3,819,693	23,188,256	17,467,810

$15.34	$10.37	$5.90	$6.60

$63,409,692	$2,567,552	$61,065	$77,789,304

4,215,488	248,910	10,111	11,854,472

$15.04	$10.32	$6.04	$6.56

$54,062,351	$5,250,760	$2,638,358	$28,018,254

3,675,348	517,540	440,911	4,278,032

$14.71	$10.15	$5.98	$6.55

$70,159,482	$8,630,909	$665,704	$44,800,532

4,952,676	875,126	113,288	6,918,624

$14.17	$9.86	$5.88	$6.48

$15.03	$10.46	$6.24	$6.88

$417,540	$142,871	$-	$298,873

30,634	14,944	-	46,560

$13.63	$9.56	$-	$6.42

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	MassMutual Select PIMCO Total Return Fund	MassMutual Select Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$950,000	$8,419
Interest	26,911,632	3,335,618

Total investment income	27,861,632	3,344,037

Expenses (Note 3):
Investment management fees	3,199,314	471,870
Custody fees	203,571	44,576
Interest expense	2,427	-
Audit fees	43,834	22,884
Legal fees	6,476	1,502
Proxy fees	506	510
Shareholder reporting fees	25,420	3,613
Trustees’ fees	68,083	6,849

	3,549,631	551,804
Administration fees:
Class Z	41,932	-
Class I	-	-
Class S	89,321	18,726
Class Y	685,982	13,729
Class L	134,087	35,624
Class A	799,827	49,754
Class N	34,199	1,388
Distribution fees:
Class N	38,862	1,157
Service fees:
Class A	908,894	49,754
Class N	38,862	1,157

Total expenses	6,321,597	723,093
Expenses waived (Note 3):
Class Z administrative fees waived	-	-
Class L administrative fees waived	-	-
Class A administrative fees waived	-	-
Class N administrative fees waived	-	-
Class Z management fees waived	-	-
Class I management fees waived	-	-
Class S management fees waived	-	-
Class Y management fees waived	-	-
Class L management fees waived	-	-
Class A management fees waived	-	-
Class N management fees waived	-	-

Net expenses	6,321,597	723,093

Net investment income (loss)	21,540,035	2,620,944

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	24,368,143	816,673
Futures contracts	5,337,281	(491,965)
Written options	681,045	91,291
Swap agreements	(1,915,381)	29,637
Foreign currency transactions	8,044,336	311,489

Net realized gain (loss)	36,515,424	757,125

Net change in unrealized appreciation (depreciation) on:
Investment transactions	34,769,987	3,660,065
Futures contracts	(2,570,094)	69,905
Written options	254,038	44,995
Securities sold short	115,079	-
Swap agreements	5,540,428	8,512
Translation of assets and liabilities in foreign currencies	(7,506,673)	(154,601)

Net change in unrealized appreciation (depreciation)	30,602,765	3,628,876

Net realized gain (loss) and change in unrealized appreciation (depreciation)	67,118,189	4,386,001

Net increase (decrease) in net assets resulting from operations	$88,658,224	$7,006,945

(a) Net of withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund

$3,663,436	$17,557,473	$5,095,632	$23,435,467
241	1,000	7,352	4,165

3,663,677	17,558,473	5,102,984	23,439,632

709,188	3,996,674	1,683,689	1,103,999
17,632	51,335	44,358	91,084
-	-	-	-
16,199	16,302	16,452	17,245
2,227	7,684	3,799	13,884
510	506	506	506
5,020	17,296	8,479	30,344
10,967	46,002	20,909	82,616

761,743	4,135,799	1,778,192	1,339,678

-	75,425	-	20,315
-	-	-	535,043
65,345	608,808	133,207	855,871
19,553	248,805	48,530	497,869
13,110	245,679	79,020	626,054
38,370	698,096	158,713	943,435
257	4,945	336	10,213

174	2,410	224	4,405

31,115	377,023	122,313	445,268
174	2,410	224	4,405

929,841	6,399,400	2,320,759	5,282,556

-	-	-	(17,604)
-	-	-	(236,381)
-	-	-	(356,215)
-	-	-	(3,524)
-	(161,736)	-	(17,640)
-	-	-	(197,423)
-	(334,665)	-	(122,374)
-	(119,184)	-	(65,520)
-	(79,608)	-	(59,117)
-	(226,168)	-	(89,043)
-	(1,441)	-	(881)

929,841	5,476,598	2,320,759	4,116,834

2,733,836	12,081,875	2,782,225	19,322,798

4,743,928	13,857,768	40,254,950	4,289,312
-	-	-	3,875,090
-	-	-	-
-	-	-	-
-	2,662	(12,431)	-

4,743,928	13,860,430	40,242,519	8,164,402

17,359,252	66,021,804	(8,115,767)	163,532,443
-	-	-	1,539,786
-	-	-	-
-	-	-	-
-	-	-	-
-	-	(2,582)	-

17,359,252	66,021,804	(8,118,349)	165,072,229

22,103,180	79,882,234	32,124,170	173,236,631

$24,837,016	$91,964,109	$34,906,395	$192,559,429

$22,999	$130,260	$119,065	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	MassMutual Select Focused Value Fund	MassMutual Select Fundamental Growth Fund
Investment income (Note 2):
Dividends (a)	$4,443,811	$364,754
Interest	1,412	127

Total investment income	4,445,223	364,881

Expenses (Note 3):
Investment management fees	2,193,826	152,402
Custody fees	24,217	12,518
Audit fees	16,469	16,979
Legal fees	4,205	3,528
Proxy fees	506	510
Shareholder reporting fees	9,549	2,251
Trustees’ fees	23,986	1,989

	2,272,758	190,177
Administration fees:
Class Z	32,201	-
Class S	243,694	29,680
Class Y	81,665	4,556
Class L	145,055	17,342
Class A	334,448	38,673
Class N	3,350	551
Distribution fees:
Class N	1,729	279
Service fees:
Class A	192,477	22,730
Class N	1,729	279

Total expenses	3,309,106	304,267
Expenses waived (Note 3):
Class S fees waived by adviser	-	-
Class Y fees waived by adviser	-	-
Class L fees waived by adviser	-	-
Class A fees waived by adviser	-	-
Class N fees waived by adviser	-	-
Class S administrative fees waived	-	(9,786)
Class Y administrative fees waived	-	(358)
Class L administrative fees waived	-	(893)
Class A administrative fees waived	-	(2,000)
Class N administrative fees waived	-	(22)
Class Z management fees waived	(46,070)	-
Class S management fees waived	(132,171)	-
Class Y management fees waived	(28,661)	-
Class L management fees waived	(33,411)	-
Class A management fees waived	(76,945)	-
Class N management fees waived	(688)	-

Net expenses	2,991,160	291,208

Net investment income (loss)	1,454,063	73,673

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	16,945,040	7,271,608
Futures contracts	-	201,407
Foreign currency transactions	-	-

Net realized gain (loss)	16,945,040	7,473,015

Net change in unrealized appreciation (depreciation) on:
Investment transactions	27,278,026	(1,683,270)
Futures contracts	-	1,273
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	27,278,026	(1,681,997)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	44,223,066	5,791,018

Net increase (decrease) in net assets resulting from operations	$45,677,129	$5,864,691

(a) Net of withholding tax of:	$-	$324

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund	MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund

$3,246,545	$1,550,881	$1,766,355	$856,045
468	389	179	2,530

3,247,013	1,551,270	1,766,534	858,575

2,617,575	1,544,291	528,353	411,957
36,787	22,881	10,883	5,504
16,495	16,414	16,466	14,422
5,986	2,840	1,337	1,055
510	510	510	510
11,253	6,259	3,235	2,703
28,416	14,567	5,771	4,241

2,717,022	1,607,762	566,555	440,392

-	1,808	408	-
253,520	334,117	104,569	24,842
163,832	55,684	2,062	2,479
565,855	126,057	8,319	3,496
204,702	154,482	9,274	7,263
864	58	149	17

471	27	83	12

125,277	78,116	5,797	6,052
471	27	83	12

4,032,014	2,358,138	697,299	484,565

(109,467)	-	-	-
(78,629)	-	-	-
(136,350)	-	-	-
(69,408)	-	-	-
(224)	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	(2,868)	(510)	-
-	(205,037)	(69,713)	-
-	(24,284)	(825)	-
-	(38,249)	(2,080)	-
-	(46,866)	(2,318)	-
-	(16)	(33)	-

3,637,936	2,040,818	621,820	484,565

(390,923)	(489,548)	1,144,714	374,010

5,488,371	5,668,902	4,268,125	3,751,075
-	-	-	-
14	-	-	-

5,488,385	5,668,902	4,268,125	3,751,075

78,499,987	37,261,202	4,933,307	3,396,163
-	-	-	-
(171)	-	50	-

78,499,816	37,261,202	4,933,357	3,396,163

83,988,201	42,930,104	9,201,482	7,147,238

$83,597,278	$42,440,556	$10,346,196	$7,521,248

$374	$54,748	$2,705	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	MassMutual Select Small Company Value Fund	MassMutual Select Mid Cap Growth Equity II Fund
Investment income (Note 2):
Dividends (a)	$4,589,039	$4,298,977
Interest	713	8,109

Total investment income	4,589,752	4,307,086

Expenses (Note 3):
Investment management fees	2,075,758	5,894,560
Custody fees	23,175	78,538
Audit fees	16,147	16,673
Legal fees	3,685	10,021
Proxy fees	510	506
Shareholder reporting fees	7,793	21,973
Trustees’ fees	18,908	59,749

	2,145,976	6,082,020
Administration fees:
Class Z	15,425	52,758
Class S	299,407	450,915
Class Y	77,205	277,566
Class L	83,991	743,427
Class A	229,580	747,390
Class N	1,626	4,978
Distribution fees:
Class N	831	2,624
Service fees:
Class A	130,651	440,263
Class N	831	2,624

Total expenses	2,985,523	8,804,565
Expenses waived (Note 3):
Class S fees waived by adviser	-	-
Class Y fees waived by adviser	-	-
Class L fees waived by adviser	-	-
Class A fees waived by adviser	-	-
Class N fees waived by adviser	-	-
Class Z management fees waived	(20,628)	(88,112)
Class S management fees waived	(96,050)	(244,422)
Class Y management fees waived	(21,319)	(101,118)
Class L management fees waived	(15,297)	(175,168)
Class A management fees waived	(41,806)	(176,072)
Class N management fees waived	(265)	(1,049)

Net expenses	2,790,158	8,018,624

Net investment income (loss)	1,799,594	(3,711,538)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	4,227,716	79,917,005
Futures contracts	-	-
Foreign currency transactions	13	(1,992)

Net realized gain (loss)	4,227,729	79,915,013

Net change in unrealized appreciation (depreciation) on:
Investment transactions	18,301,972	43,680,132
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	-	260

Net change in unrealized appreciation (depreciation)	18,301,972	43,680,392

Net realized gain (loss) and change in unrealized appreciation (depreciation)	22,529,701	123,595,405

Net increase (decrease) in net assets resulting from operations	$24,329,295	$119,883,867

(a) Net of withholding tax of:	$2,873	$71,584

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Small Company Growth Fund	MassMutual Select Diversified International Fund	MassMutual Select Overseas Fund

$1,717,312	$137,722	$3,842,413	$11,446,987
707	33	148	466

1,718,019	137,755	3,842,561	11,447,453

3,235,818	239,092	607,031	2,631,899
51,366	11,921	60,185	181,273
17,481	16,205	19,652	19,654
5,302	725	1,277	4,016
506	510	510	510
11,821	2,012	3,057	8,432
30,466	2,250	5,185	20,395

3,352,760	272,715	696,897	2,866,179

44,403	-	-	91,185
390,638	31,171	32,867	200,071
103,540	2,527	44	159,526
125,302	8,872	3,879	64,126
167,909	16,242	1,166	103,323
1,020	293	10	707

502	183	7	350

91,753	11,631	972	56,858
502	183	7	350

4,278,329	343,817	735,849	3,542,675

-	-	(61,299)	-
-	-	(28)	-
-	-	(2,076)	-
-	-	(635)	-
-	-	(30)	-
(31,719)	-	-	(403,854)
(116,625)	-	-	(175,036)
(16,818)	-	-	(122,299)
(13,700)	-	-	(43,765)
(18,343)	-	-	(70,500)
(100)	-	-	(435)

4,081,024	343,817	671,781	2,726,786

(2,363,005)	(206,062)	3,170,780	8,720,667

16,227,889	3,541,572	(5,170,051)	(7,783,988)
-	-	42,614	(179,122)
(11,047)	-	441,470	2,936,821

16,216,842	3,541,572	(4,685,967)	(5,026,289)

48,336,452	(165,242)	6,310,211	25,053,835
-	-	(4,833)	-
93	-	(328,575)	(2,449,709)

48,336,545	(165,242)	5,976,803	22,604,126

64,553,387	3,376,330	1,290,836	17,577,837

$62,190,382	$3,170,268	$4,461,616	$26,298,504

$16,616	$-	$349,601	$1,049,557

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select PIMCO Total Return Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$21,540,035	$42,943,668
Net realized gain (loss) on investment transactions	36,515,424	(12,285,076)
Net change in unrealized appreciation (depreciation) on investments	30,602,765	(1,109,679)

Net increase (decrease) in net assets resulting from operations	88,658,224	29,548,913

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	(13,214,111)
Class S	-	(1,262,265)
Class Y	-	(14,638,314)
Class L	-	(2,031,477)
Class A	-	(20,960,452)
Class N	-	(678,251)

Total distributions from net investment income	-	(52,784,870)

Net fund share transactions (Note 5):
Class Z	(25,683,393)	409,157,409
Class S	24,711,440	50,101,472
Class Y	29,318,936	(56,461,351)
Class L	13,101,982	39,804,026
Class A	(3,389,093)	1,787,234
Class N	11,451,108	14,728,249

Increase (decrease) in net assets from fund share transactions	49,510,980	459,117,039

Total increase (decrease) in net assets	138,169,204	435,881,082
Net assets
Beginning of period	1,730,914,960	1,295,033,878

End of period	$1,869,084,164	$1,730,914,960

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$27,350,418	$5,810,383

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund		MassMutual Select Diversified Value Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$2,620,944	$5,372,712	$2,733,836	$4,893,768
757,125	517,830	4,743,928	7,255,870
3,628,876	5,636,975	17,359,252	(7,876,897)

7,006,945	11,527,517	24,837,016	4,272,741

-	-	-	-
-	(2,573,933)	-	(3,834,833)
-	(1,037,415)	-	(547,867)
-	(832,875)	-	(146,181)
-	(1,100,211)	-	(300,437)
-	(25,291)	-	(2,610)

-	(5,569,725)	-	(4,831,928)

-	-	-	-
(2,955,027)	25,817,052	16,259,003	27,135,621
(637,794)	(2,272,720)	(2,098,484)	(9,238,990)
2,373,339	(16,259,064)	(1,360,617)	(31,539,709)
(5,080,178)	(14,990,222)	(2,821,388)	(8,070,006)
(66,805)	208	(156,300)	5,076

(6,366,465)	(7,704,746)	9,822,214	(21,708,008)

640,480	(1,746,954)	34,659,230	(22,267,195)

171,855,861	173,602,815	270,932,382	293,199,577

$172,496,341	$171,855,861	$305,591,612	$270,932,382

$2,251,466	$-	$3,775,430	$1,041,594

$-	$(369,478)	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Fundamental Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$12,081,875	$16,792,361
Net realized gain (loss) on investment transactions	13,860,430	14,910,627
Net change in unrealized appreciation (depreciation) on investments	66,021,804	(58,517,917)

Net increase (decrease) in net assets resulting from operations	91,964,109	(26,814,929)

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	(3,173,350)
Class I	-	-
Class S	-	(6,669,303)
Class Y	-	(2,482,290)
Class L	-	(990,280)
Class A	-	(2,512,999)
Class N	-	(8,627)

Total distributions from net investment income	-	(15,836,849)

Net fund share transactions (Note 5):
Class Z	27,387,898	193,073,485
Class I	-	-
Class S	15,585,121	(79,871,278)
Class Y	(11,632,565)	27,740,899
Class L	2,718,914	(59,809,034)
Class A	1,011,165	2,443,910
Class N	(1,149,996)	(34,573)

Increase (decrease) in net assets from fund share transactions	33,920,537	83,543,409

Total increase (decrease) in net assets	125,884,646	40,891,631
Net assets
Beginning of period	1,132,812,633	1,091,921,002

End of period	$1,258,697,279	$1,132,812,633

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$24,928,224	$12,846,349

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund		MM S&P 500 Index Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$2,782,225	$5,378,182	$19,322,798	$33,961,171
40,242,519	61,647,483	8,164,402	722,131
(8,118,349)	(93,407,246)	165,072,229	(1,442,684)

34,906,395	(26,381,581)	192,559,429	33,240,618

-	-	-	(1,549)
-	-	-	(14,064,540)
-	(2,378,469)	-	(7,161,450)
-	(445,445)	-	(4,078,831)
-	(245,566)	-	(3,555,325)
-	(153,036)	-	(4,755,323)
-	-	-	(37,490)

-	(3,222,516)	-	(33,654,508)

-	-	27,384,203	55,374,020
-	-	(7,301,221)	45,624,665
(41,592,105)	(51,346,139)	26,175,036	(34,207,169)
(17,079,551)	(11,877,283)	(9,312,530)	(46,928,584)
(4,574,407)	(26,948,559)	13,507,949	14,854,167
(28,206,781)	(44,271,954)	(3,197,718)	34,247,275
(352,432)	(250,310)	165,404	401,292

(91,805,276)	(134,694,245)	47,421,123	69,365,666

(56,898,881)	(164,298,342)	239,980,552	68,951,776

529,455,050	693,753,392	2,040,676,238	1,971,724,462

$472,556,169	$529,455,050	$2,280,656,790	$2,040,676,238

$1,939,227	$-	$26,996,284	$7,673,486

$-	$(842,998)	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Focused Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,454,063	$3,565,677
Net realized gain (loss) on investment transactions	16,945,040	51,427,499
Net change in unrealized appreciation (depreciation) on investments	27,278,026	(54,597,347)

Net increase (decrease) in net assets resulting from operations	45,677,129	395,829

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	(689,734)
Class S	-	(3,730,426)
Class Y	-	(782,449)
Class L	-	(392,187)
Class A	-	(559,660)

Total distributions from net investment income	-	(6,154,456)

From net realized gains:
Class Z	-	(755,800)
Class S	-	(5,082,289)
Class Y	-	(1,148,482)
Class L	-	(1,124,357)
Class A	-	(2,775,516)
Class N	-	(27,306)

Total distributions from net realized gains	-	(10,913,750)

Net fund share transactions (Note 5):
Class Z	8,430,393	86,157,244
Class S	17,051,764	(67,072,449)
Class Y	(14,994,890)	(7,099,211)
Class L	3,286,216	(28,426,517)
Class A	(2,667,084)	(23,582,478)
Class N	(1,152,171)	(412,783)

Increase (decrease) in net assets from fund share transactions	9,954,228	(40,436,194)

Total increase (decrease) in net assets	55,631,357	(57,108,571)
Net assets
Beginning of period	585,421,148	642,529,719

End of period	$641,052,505	$585,421,148

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,313,786	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(140,277)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund		MassMutual Select Blue Chip Growth Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$73,673	$36,667	$(390,923)	$9,295
7,473,015	8,320,498	5,488,385	28,141,436
(1,681,997)	(6,895,628)	78,499,816	(18,726,012)

5,864,691	1,461,537	83,597,278	9,424,719

-	-	-	-
-	(31,840)	-	(4,344)
-	(1,143)	-	-
-	-	-	-
-	-	-	-

-	(32,983)	-	(4,344)

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

-	-	-	-

-	-	-	-
50,117,948	(1,383,156)	32,144,835	101,900,549
1,164,246	169,263	28,208,099	45,229,167
891,990	113,480	20,019,099	(17,459,831)
2,068,610	(4,441,086)	40,342,808	8,541,616
(153,064)	(10,446)	660,742	(278,873)

54,089,730	(5,551,945)	121,375,583	137,932,628

59,954,421	(4,123,391)	204,972,861	147,353,003

45,361,400	49,484,791	677,748,510	530,395,507

$105,315,821	$45,361,400	$882,721,371	$677,748,510

$67,110	$-	$(534,246)	$(143,323)

$-	$(6,563)	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Growth Opportunities Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(489,548)	$(1,009,250)
Net realized gain (loss) on investment transactions	5,668,902	21,286,399
Net change in unrealized appreciation (depreciation) on investments	37,261,202	(4,526,779)

Net increase (decrease) in net assets resulting from operations	42,440,556	15,750,370

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	-
Class S	-	-
Class Y	-	-
Class A	-	-
Class N	-	-

Total distributions from net investment income	-	-

Net fund share transactions (Note 5):
Class Z	19,294,884	100,100
Class S	13,378,455	11,550,727
Class Y	2,609,446	6,494,578
Class L	40,581,088	(28,835,541)
Class A	11,275,241	(4,758,506)
Class N	(10,235)	(7,760)

Increase (decrease) in net assets from fund share transactions	87,128,879	(15,456,402)

Total increase (decrease) in net assets	129,569,435	293,968
Net assets
Beginning of period	341,598,454	341,304,486

End of period	$471,167,889	$341,598,454

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(570,882)	$(81,334)

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund		MassMutual Select Small Cap Value Equity Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$1,144,714	$1,613,807	$374,010	$288,319
4,268,125	7,653,549	3,751,075	4,980,718
4,933,357	(14,049,154)	3,396,163	(8,862,352)

10,346,196	(4,781,798)	7,521,248	(3,593,315)

-	(1,144)	-	-
-	(1,448,964)	-	(293,188)
-	(15,668)	-	(6,291)
-	(20,969)	-	-
-	(195)	-	-

-	(1,486,940)	-	(299,479)

4,502,526	131,597	-	-
(678,432)	44,915,358	4,310,399	27,772,977
44,399	563,093	(675,223)	(1,636,001)
(1,321,031)	(38,452,013)	(30,005)	(19,543,503)
(84,976)	(1,115,670)	(514,767)	(2,672,434)
(2,820)	2,923	(14,194)	(855)

2,459,666	6,045,288	3,076,210	3,920,184

12,805,862	(223,450)	10,597,458	27,390

140,784,148	141,007,598	102,082,194	102,054,804

$153,590,010	$140,784,148	$112,679,652	$102,082,194

$1,291,647	$146,933	$354,955	$-

$-	$-	$-	$(19,055)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,799,594	$601,337
Net realized gain (loss) on investment transactions	4,227,729	27,293,759
Net change in unrealized appreciation (depreciation) on investments	18,301,972	(44,462,668)

Net increase (decrease) in net assets resulting from operations	24,329,295	(16,567,572)

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	(149,721)
Class S	-	(634,604)
Class Y	-	(105,624)
Class L	-	(2,061)

Total distributions from net investment income	-	(892,010)

From net realized gains:
Class Z	-	(1,180,400)
Class S	-	(9,838,562)
Class Y	-	(2,093,371)
Class L	-	(1,442,392)
Class A	-	(4,147,809)
Class N	-	(28,268)

Total distributions from net realized gains	-	(18,730,802)

Net fund share transactions (Note 5):
Class Z	31,522,708	48,334,998
Class S	(27,486,452)	(59,860,932)
Class Y	(5,477,234)	(9,803,483)
Class L	113,826	(14,194,301)
Class A	(1,863,973)	(11,356,932)
Class N	(544,137)	(95,674)

Increase (decrease) in net assets from fund share transactions	(3,735,262)	(46,976,324)

Total increase (decrease) in net assets	20,594,033	(83,166,708)
Net assets
Beginning of period	463,893,637	547,060,345

End of period	$484,487,670	$463,893,637

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$944,629	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(854,965)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund		MassMutual Select Small Cap Growth Equity Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$(3,711,538)	$(9,024,448)	$(2,363,005)	$(5,131,768)
79,915,013	152,403,254	16,216,842	74,422,799
43,680,392	(180,595,870)	48,336,545	(117,295,098)

119,883,867	(37,217,064)	62,190,382	(48,004,067)

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

-	-	-	-

-	(8,814,029)	-	(4,327,592)
-	(36,981,100)	-	(67,833,572)
-	(14,755,278)	-	(9,197,341)
-	(26,462,377)	-	(6,715,545)
-	(26,822,892)	-	(10,146,346)
-	(169,444)	-	(63,501)

-	(114,005,120)	-	(98,283,897)

59,473,454	165,647,819	(521,391)	125,943,537
(27,359,831)	(49,654,197)	605,382	(46,065,313)
2,827,466	(4,732,352)	(6,636,590)	(3,408,667)
(10,305,627)	(85,822,166)	(244,651)	(1,749,646)
(8,250,679)	(15,935,524)	(6,533,273)	(5,398,513)
(206,135)	(170,138)	(37,507)	54,790

16,178,648	9,333,442	(13,368,030)	69,376,188

136,062,515	(141,888,742)	48,822,352	(76,911,776)

1,436,499,065	1,578,387,807	735,380,929	812,292,705

$1,572,561,580	$1,436,499,065	$784,203,281	$735,380,929

$(6,572,442)	$(2,860,904)	$(2,513,924)	$(150,919)

$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(206,062)	$(541,556)
Net realized gain (loss) on investment transactions	3,541,572	9,857,512
Net change in unrealized appreciation (depreciation) on investments	(165,242)	(10,856,767)

Net increase (decrease) in net assets resulting from operations	3,170,268	(1,540,811)

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	-
Class S	-	-
Class Y	-	-
Class L	-	-
Class A	-	-
Class N	-	-

Total distributions from net investment income	-	-

Net fund share transactions (Note 5):
Class Z	-	-
Class S	(2,105,256)	10,661,922
Class Y	137,646	(353,528)
Class L	(7,924)	(12,540,409)
Class A	(1,036,332)	(3,936,674)
Class N	(105,362)	1,771

Increase (decrease) in net assets from fund share transactions	(3,117,228)	(6,166,918)

Total increase (decrease) in net assets	53,040	(7,707,729)
Net assets
Beginning of period	56,133,413	63,841,142

End of period	$56,186,453	$56,133,413

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(225,352)	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(19,290)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund		MassMutual Select Overseas Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$3,170,780	$3,260,334	$8,720,667	$9,012,969
(4,685,967)	(5,371,337)	(5,026,289)	10,324,003
5,976,803	(23,331,437)	22,604,126	(93,650,679)

4,461,616	(25,442,440)	26,298,504	(74,313,707)

-	-	-	(3,616,127)
-	(3,731,253)	-	(2,580,694)
-	(65)	-	(1,330,265)
-	(26,064)	-	(836,110)
-	(22,612)	-	(761,666)
-	(1,339)	-	(2,057)

-	(3,781,333)	-	(9,126,919)

-	-	279,716	276,472,638
11,550,220	44,525,090	10,991,283	(155,177,848)
4,729	(6,151,446)	(1,910,319)	4,089,702
448,839	(29,671,220)	596,714	(116,004,923)
(244,135)	(182,441)	(178,558)	(8,573,900)
(58,616)	(78)	51,777	38,708

11,701,037	8,519,905	9,830,613	844,377

16,162,653	(20,703,868)	36,129,117	(82,596,249)

124,099,051	144,802,919	486,049,255	568,645,504

$140,261,704	$124,099,051	$522,178,372	$486,049,255

$2,658,094	$-	$11,819,770	$3,099,103

$-	$(512,686)	$-	$-

MassMutual Select PIMCO Total Return Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets ‡‡		Interest expense to average daily net assets ‡‡‡		Ratio of expenses to average daily net assets ‡		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
06/30/12 ≈	$9.98	$0.13	$0.38	$0.51	$-	$-	$-	$10.49	5.11%	**	$397,658	0.41%	*	0.00	*††	0.41%	*	2.64%	*	264%	**
12/31/11	10.09	0.33	(0.09)	0.24	(0.35)	-	(0.35)	9.98	2.41%		402,361	0.40%		N/A		N/A		3.26%		442%
12/31/10 +	10.00	0.16	0.15	0.31	(0.14)	(0.08)	(0.22)	10.09	3.13%	**	3,658	0.42%	*	N/A		N/A		3.15%	*	299%	**
Class S
06/30/12 ≈	$9.97	$0.13	$0.37	$0.50	$-	$-	$-	$10.47	5.02%	**	$109,214	0.56%	*	0.00	*††	0.56%	*	2.49%	*	264%	**
12/31/11	10.07	0.31	(0.07)	0.24	(0.34)	-	(0.34)	9.97	2.37%		79,275	0.55%		N/A		N/A		3.02%		442%
12/31/10 +	10.00	0.14	0.14	0.28	(0.13)	(0.08)	(0.21)	10.07	2.88%	**	29,273	0.57%	*	N/A		N/A		2.77%	*	299%	**
Class Y
06/30/12 ≈	$9.99	$0.12	$0.37	$0.49	$-	$-	$-	$10.48	4.90%	**	$507,161	0.68%	*	0.00	*††	0.68%	*	2.37%	*	264%	**
12/31/11	10.09	0.30	(0.08)	0.22	(0.32)	-	(0.32)	9.99	2.21%		454,979	0.67%		N/A		N/A		2.89%		442%
12/31/10 +	10.00	0.13	0.16	0.29	(0.12)	(0.08)	(0.20)	10.09	2.98%	**	516,171	0.69%	*	N/A		N/A		2.51%	*	299%	**
Class L
06/30/12 ≈	$9.95	$0.12	$0.37	$0.49	$-	$-	$-	$10.44	4.92%	**	$83,433	0.76%	*	0.00	*††	0.76%	*	2.28%	*	264%	**
12/31/11	10.07	0.29	(0.08)	0.21	(0.33)	-	(0.33)	9.95	2.13%		66,880	0.75%		N/A		N/A		2.87%		442%
12/31/10 +	10.00	0.13	0.15	0.28	(0.13)	(0.08)	(0.21)	10.07	2.81%	**	27,909	0.77%	*	N/A		N/A		2.57%	*	299%	**
Class A
06/30/12 ≈	$9.99	$0.11	$0.37	$0.48	$-	$-	$-	$10.47	4.80%	**	$734,652	0.86%	*	0.00	*††	0.86%	*	2.19%	*	264%	**
12/31/11	10.09	0.28	(0.08)	0.20	(0.30)	-	(0.30)	9.99	2.03%		703,315	0.85%		N/A		N/A		2.71%		442%
12/31/10 +	10.00	0.12	0.16	0.28	(0.11)	(0.08)	(0.19)	10.09	2.89%	**	708,198	0.87%	*	N/A		N/A		2.34%	*	299%	**
Class N
06/30/12 ≈	$9.97	$0.10	$0.36	$0.46	$-	$-	$-	$10.43	4.72%	**	$36,967	1.11%	*	0.00	*††	1.11%	*	1.94%	*	264%	**
12/31/11	10.08	0.26	(0.07)	0.19	(0.30)	-	(0.30)	9.97	1.77%		24,105	1.10%		N/A		N/A		2.50%		442%
12/31/10 +	10.00	0.11	0.15	0.26	(0.10)	(0.08)	(0.18)	10.08	2.70%	**	9,825	1.12%	*	N/A		N/A		2.12%	*	299%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
††	Amount is less than 0.005%.
‡	Includes interest expense.
‡‡	Excludes interest expense.
‡‡‡	Interest expense incurred as a result of entering into reverse repurchase agreements or dollar roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
+	For the period July 6, 2010 (commencement of operations) through December 31, 2010.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.91	$0.16	$0.26	$0.42	$-	$-	$-	$10.33	4.24%	**	$75,774	0.69%	*	N/A		3.21%	*	222%	**
12/31/11	9.60	0.31	0.33	0.64	(0.33)	-	(0.33)	9.91	6.61%		75,607	0.66%		N/A		3.14%		669%
12/31/10	9.18	0.40	0.55	0.95	(0.53)	-	(0.53)	9.60	10.51%		48,222	0.66%		N/A		4.10%		267%
12/31/09	8.40	0.50	1.09	1.59	(0.81)	-	(0.81)	9.18	18.95%		49,528	0.66%		N/A		5.54%		66%
12/31/08	10.04	0.56	(1.40)	(0.84)	(0.54)	(0.26)	(0.80)	8.40	(8.19%	)	53,079	0.65%		N/A		5.78%		74%
12/31/07	10.02	0.50	(0.08)	0.42	(0.40)	-	(0.40)	10.04	4.32%		104,158	0.64%		N/A		4.93%		248%
Class Y
06/30/12 ≈	$9.92	$0.16	$0.25	$0.41	$-	$-	$-	$10.33	4.13%	**	$27,799	0.74%	*	N/A		3.15%	*	222%	**
12/31/11	9.61	0.31	0.33	0.64	(0.33)	-	(0.33)	9.92	6.54%		27,303	0.71%		N/A		3.08%		669%
12/31/10	9.18	0.40	0.54	0.94	(0.51)	-	(0.51)	9.61	10.46%		28,610	0.71%		N/A		4.12%		267%
12/31/09	8.40	0.49	1.10	1.59	(0.81)	-	(0.81)	9.18	18.90%		56,838	0.71%		N/A		5.41%		66%
12/31/08	10.04	0.56	(1.41)	(0.85)	(0.53)	(0.26)	(0.79)	8.40	(8.30%	)	63,385	0.70%		N/A		5.73%		74%
12/31/07	10.02	0.49	(0.08)	0.41	(0.39)	-	(0.39)	10.04	4.26%		150,260	0.69%		N/A		4.87%		248%
Class L
06/30/12 ≈	$9.90	$0.15	$0.26	$0.41	$-	$-	$-	$10.31	4.14%	**	$30,519	0.89%	*	N/A		3.01%	*	222%	**
12/31/11	9.58	0.29	0.33	0.62	(0.30)	-	(0.30)	9.90	6.43%		26,987	0.86%		N/A		2.90%		669%
12/31/10	9.16	0.38	0.55	0.93	(0.51)	-	(0.51)	9.58	10.34%		41,764	0.86%		N/A		3.88%		267%
12/31/09	8.39	0.47	1.10	1.57	(0.80)	-	(0.80)	9.16	18.70%		36,382	0.86%		N/A		5.06%		66%
12/31/08	10.03	0.55	(1.41)	(0.86)	(0.52)	(0.26)	(0.78)	8.39	(8.42%	)	20,994	0.85%		0.82%	#	5.68%		74%
12/31/07	10.01	0.49	(0.08)	0.41	(0.39)	-	(0.39)	10.03	4.23%		29,782	0.84%		0.75%	#	4.83%		248%
Class A
06/30/12 ≈	$9.89	$0.14	$0.25	$0.39	$-	$-	$-	$10.28	3.94%	**	$37,447	1.14%	*	N/A		2.75%	*	222%	**
12/31/11	9.56	0.26	0.34	0.60	(0.27)	-	(0.27)	9.89	6.23%		40,971	1.11%		N/A		2.68%		669%
12/31/10	9.14	0.36	0.54	0.90	(0.48)	-	(0.48)	9.56	10.00%		54,043	1.11%		N/A		3.68%		267%
12/31/09	8.37	0.45	1.09	1.54	(0.77)	-	(0.77)	9.14	18.39%		62,233	1.11%		N/A		5.02%		66%
12/31/08	10.00	0.51	(1.39)	(0.88)	(0.49)	(0.26)	(0.75)	8.37	(8.60%	)	67,723	1.10%		1.07%	#	5.25%		74%
12/31/07	9.99	0.46	(0.08)	0.38	(0.37)	-	(0.37)	10.00	3.95%		82,172	1.09%		1.00%	#	4.59%		248%
Class N
06/30/12 ≈	$9.85	$0.12	$0.26	$0.38	$-	$-	$-	$10.23	3.86%	**	$957	1.44%	*	N/A		2.45%	*	222%	**
12/31/11	9.55	0.23	0.33	0.56	(0.26)	-	(0.26)	9.85	5.80%		988	1.41%		N/A		2.37%		669%
12/31/10	9.14	0.32	0.55	0.87	(0.46)	-	(0.46)	9.55	9.70%		963	1.41%		N/A		3.33%		267%
12/31/09	8.37	0.42	1.09	1.51	(0.74)	-	(0.74)	9.14	17.95%		820	1.41%		N/A		4.70%		66%
12/31/08	9.96	0.46	(1.37)	(0.91)	(0.42)	(0.26)	(0.68)	8.37	(8.86%	)	758	1.40%		1.35%	#	4.72%		74%
12/31/07	9.96	0.43	(0.08)	0.35	(0.35)	-	(0.35)	9.96	3.62%		3,560	1.39%		1.30%	#	4.28%		248%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital		Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$8.87	$0.09	$0.71	$0.80	$-	$-	$-		$-	$9.67	9.02%	**	$247,965	0.60%	*	1.99%	*	20%	**
12/31/11	8.92	0.16	(0.05)	0.11	(0.16)	-	-		(0.16)	8.87	1.37%		212,076	0.59%		1.79%		36%
12/31/10	8.08	0.15	0.86	1.01	(0.17)	-	-		(0.17)	8.92	12.56%		186,639	0.60%		1.86%		130%
12/31/09	6.85	0.15	1.23	1.38	(0.15)	-	-		(0.15)	8.08	20.10%		200,237	0.60%		2.20%		68%
12/31/08	12.09	0.26	(5.19)	(4.93)	(0.29)	(0.02)	(0.00	) †	(0.31)	6.85	(40.73%	)	153,801	0.59%		2.61%		17%
12/31/07	13.14	0.28	(0.59)	(0.31)	(0.26)	(0.48)	-		(0.74)	12.09	(2.39%	)	316,945	0.58%		2.12%		17%
Class Y
06/30/12 ≈	$8.87	$0.09	$0.70	$0.79	$-	$-	$-		$-	$9.66	8.91%	**	$24,003	0.70%	*	1.86%	*	20%	**
12/31/11	8.92	0.15	(0.05)	0.10	(0.15)	-	-		(0.15)	8.87	1.25%		23,925	0.69%		1.69%		36%
12/31/10	8.08	0.15	0.85	1.00	(0.16)	-	-		(0.16)	8.92	12.45%		33,138	0.70%		1.78%		130%
12/31/09	6.85	0.15	1.21	1.36	(0.13)	-	-		(0.13)	8.08	19.92%		31,928	0.70%		2.26%		68%
12/31/08	12.07	0.25	(5.17)	(4.92)	(0.28)	(0.02)	(0.00	) †	(0.30)	6.85	(40.74%	)	54,181	0.69%		2.49%		17%
12/31/07	13.12	0.27	(0.59)	(0.32)	(0.25)	(0.48)	-		(0.73)	12.07	(2.51%	)	132,425	0.68%		2.01%		17%
Class L
06/30/12 ≈	$8.90	$0.08	$0.71	$0.79	$-	$-	$-		$-	$9.69	8.88%	**	$9,261	0.80%	*	1.77%	*	20%	**
12/31/11	8.92	0.14	(0.04)	0.10	(0.12)	-	-		(0.12)	8.90	1.17%		9,809	0.80%		1.52%		36%
12/31/10	8.08	0.13	0.86	0.99	(0.15)	-	-		(0.15)	8.92	12.35%		40,298	0.81%		1.63%		130%
12/31/09	6.85	0.14	1.22	1.36	(0.13)	-	-		(0.13)	8.08	19.85%		42,209	0.81%		2.06%		68%
12/31/08	12.07	0.24	(5.17)	(4.93)	(0.27)	(0.02)	(0.00	) †	(0.29)	6.85	(40.83%	)	44,160	0.80%		2.41%		17%
12/31/07	13.13	0.26	(0.61)	(0.35)	(0.23)	(0.48)	-		(0.71)	12.07	(2.67%	)	86,154	0.79%		1.93%		17%
Class A
06/30/12 ≈	$8.86	$0.07	$0.71	$0.78	$-	$-	$-		$-	$9.64	8.80%	**	$24,242	1.09%	*	1.48%	*	20%	**
12/31/11	8.90	0.11	(0.04)	0.07	(0.11)	-	-		(0.11)	8.86	0.83%		24,863	1.09%		1.26%		36%
12/31/10	8.06	0.11	0.85	0.96	(0.12)	-	-		(0.12)	8.90	11.96%		32,870	1.10%		1.34%		130%
12/31/09	6.83	0.12	1.22	1.34	(0.11)	-	-		(0.11)	8.06	19.57%		45,592	1.10%		1.73%		68%
12/31/08	12.02	0.21	(5.15)	(4.94)	(0.23)	(0.02)	(0.00	) †	(0.25)	6.83	(41.03%	)	52,940	1.09%		2.12%		17%
12/31/07	13.08	0.22	(0.59)	(0.37)	(0.21)	(0.48)	-		(0.69)	12.02	(2.90%	)	108,293	1.08%		1.64%		17%
Class N
06/30/12 ≈	$8.90	$0.05	$0.71	$0.76	$-	$-	$-		$-	$9.66	8.54%	**	$120	1.41%	*	1.07%	*	20%	**
12/31/11	8.94	0.09	(0.04)	0.05	(0.09)	-	-		(0.09)	8.90	0.63%		259	1.40%		0.98%		36%
12/31/10	8.08	0.08	0.85	0.93	(0.07)	-	-		(0.07)	8.94	11.63%		255	1.41%		0.93%		130%
12/31/09	6.85	0.10	1.21	1.31	(0.08)	-	-		(0.08)	8.08	19.07%		556	1.41%		1.41%		68%
12/31/08	12.02	0.18	(5.14)	(4.96)	(0.19)	(0.02)	(0.00	) †	(0.21)	6.85	(41.28%	)	620	1.40%		1.78%		17%
12/31/07	13.09	0.18	(0.60)	(0.42)	(0.17)	(0.48)	-		(0.65)	12.02	(3.15%	)	2,486	1.39%		1.33%		17%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains	Total distributions		Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
06/30/12 ≈	$10.04	$0.12	$0.70	$0.82	$-		$-	$-		$10.86	8.17%	**	$227,105	0.74%	*	0.59%	*#	2.28%	*	9%	**
12/31/11	10.48	0.20	(0.43)	(0.23)	(0.21)		-	(0.21)		10.04	(2.06%	)	184,034	0.75%		0.60%	#	2.00%		14%
12/31/10 +	9.82	0.03	0.63	0.66	-		-	-		10.48	6.72%	**	107	0.75%	*	0.65%	*#	1.98%	*	30%	~
Class S
06/30/12 ≈	$10.07	$0.11	$0.70	$0.81	$-		$-	$-		$10.88	8.04%	**	$455,922	0.95%	*	0.80%	*#	2.06%	*	9%	**
12/31/11	10.49	0.17	(0.42)	(0.25)	(0.17)		-	(0.17)		10.07	(2.29%	)	407,353	0.94%		0.80%	#	1.62%		14%
12/31/10	9.35	0.13	1.14	1.27	(0.13)		-	(0.13)		10.49	13.91%		500,716	0.81%		0.80%	#	1.35%		30%
12/31/09	7.53	0.13	1.69	1.82	(0.00	) †	-	(0.00	) †	9.35	24.17%		446,975	0.80%		N/A		1.68%		47%
12/31/08	11.85	0.19	(4.18)	(3.99)	(0.20)		(0.13)	(0.33)		7.53	(33.98%	)	357,433	0.80%		N/A		1.88%		53%
12/31/07	12.36	0.18	0.85	1.03	(0.17)		(1.37)	(1.54)		11.85	8.50%		560,524	0.79%		N/A		1.38%		37%
Class Y
06/30/12 ≈	$10.05	$0.11	$0.69	$0.80	$-		$-	$-		$10.85	7.96%	**	$155,317	0.98%	*	0.83%	*#	2.00%	*	9%	**
12/31/11	10.46	0.17	(0.41)	(0.24)	(0.17)		-	(0.17)		10.05	(2.20%	)	154,312	0.98%		0.84%	#	1.60%		14%
12/31/10	9.33	0.12	1.14	1.26	(0.13)		-	(0.13)		10.46	13.81%		133,797	0.85%		0.84%	#	1.30%		30%
12/31/09	7.52	0.13	1.68	1.81	(0.00	) †	-	(0.00	) †	9.33	24.07%		129,536	0.84%		N/A		1.63%		47%
12/31/08	11.84	0.18	(4.18)	(4.00)	(0.19)		(0.13)	(0.32)		7.52	(33.97%	)	92,098	0.84%		N/A		1.85%		53%
12/31/07	12.34	0.17	0.86	1.03	(0.16)		(1.37)	(1.53)		11.84	8.37%		135,962	0.83%		N/A		1.33%		37%
Class L
06/30/12 ≈	$10.09	$0.10	$0.69	$0.79	$-		$-	$-		$10.88	7.83%	**	$111,128	1.14%	*	0.99%	*#	1.87%	*	9%	**
12/31/11	10.45	0.15	(0.41)	(0.26)	(0.10)		-	(0.10)		10.09	(2.39%	)	100,173	1.13%		0.98%	#	1.41%		14%
12/31/10	9.31	0.11	1.14	1.25	(0.11)		-	(0.11)		10.45	13.71%		162,055	1.00%		0.99%	#	1.15%		30%
12/31/09	7.52	0.12	1.67	1.79	(0.00	) †	-	(0.00	) †	9.31	23.81%		168,790	0.99%		N/A		1.50%		47%
12/31/08	11.82	0.17	(4.17)	(4.00)	(0.17)		(0.13)	(0.30)		7.52	(34.04%	)	141,302	0.99%		N/A		1.68%		53%
12/31/07	12.33	0.15	0.85	1.00	(0.14)		(1.37)	(1.51)		11.82	8.22%		264,796	0.98%		N/A		1.18%		37%
Class A
06/30/12 ≈	$9.99	$0.09	$0.68	$0.77	$-		$-	$-		$10.76	7.71%	**	$308,315	1.39%	*	1.24%	*#	1.62%	*	9%	**
12/31/11	10.36	0.12	(0.40)	(0.28)	(0.09)		-	(0.09)		9.99	(2.65%	)	284,989	1.38%		1.24%	#	1.19%		14%
12/31/10	9.24	0.09	1.13	1.22	(0.10)		-	(0.10)		10.36	13.46%		293,195	1.25%		1.24%	#	0.91%		30%
12/31/09	7.48	0.10	1.66	1.76	(0.00	) †	-	(0.00	) †	9.24	23.53%		241,206	1.24%		N/A		1.24%		47%
12/31/08	11.76	0.14	(4.14)	(4.00)	(0.15)		(0.13)	(0.28)		7.48	(34.22%	)	176,524	1.24%		N/A		1.44%		53%
12/31/07	12.28	0.12	0.84	0.96	(0.11)		(1.37)	(1.48)		11.76	7.93%		283,159	1.23%		N/A		0.94%		37%
Class N
06/30/12 ≈	$9.90	$0.07	$0.68	$0.75	$-		$-	$-		$10.65	7.58%	**	$911	1.68%	*	1.53%	*#	1.34%	*	9%	**
12/31/11	10.25	0.09	(0.40)	(0.31)	(0.04)		-	(0.04)		9.90	(2.95%	)	1,951	1.68%		1.54%	#	0.89%		14%
12/31/10	9.13	0.06	1.11	1.17	(0.05)		-	(0.05)		10.25	12.97%		2,051	1.55%		1.54%	#	0.60%		30%
12/31/09	7.41	0.07	1.65	1.72	(0.00	) †	-	(0.00	) †	9.13	23.21%		2,403	1.54%		N/A		0.95%		47%
12/31/08	11.66	0.11	(4.10)	(3.99)	(0.13)		(0.13)	(0.26)		7.41	(34.42%	)	2,063	1.54%		N/A		1.15%		53%
12/31/07	12.20	0.08	0.85	0.93	(0.10)		(1.37)	(1.47)		11.66	7.68%		2,807	1.53%		N/A		0.65%		37%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital		Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$10.08	$0.06	$0.61	$0.67	$-	$-	$-		$-	$10.75	6.65%	**	$287,910	0.77%	*	1.20%	*	5%	**
12/31/11	10.60	0.10	(0.54)	(0.44)	(0.08)	-	-		(0.08)	10.08	(4.15%	)	309,422	0.77%		1.00%		10%
12/31/10	9.50	0.09	1.15	1.24	(0.14)	-	-		(0.14)	10.60	13.08%		377,131	0.77%		0.91%		10%
12/31/09	7.29	0.07	2.22	2.29	(0.08)	-	-		(0.08)	9.50	31.48%		365,567	0.78%		0.92%		12%
12/31/08	12.64	0.11	(5.11)	(5.00)	(0.11)	(0.23)	(0.01)		(0.35)	7.29	(39.73%	)	334,045	0.77%		1.02%		17%
12/31/07	12.93	0.15	0.45	0.60	(0.16)	(0.73)	-		(0.89)	12.64	4.68%		655,609	0.76%		1.11%		8%
Class Y
06/30/12 ≈	$10.07	$0.06	$0.61	$0.67	$-	$-	$-		$-	$10.74	6.65%	**	$53,189	0.86%	*	1.10%	*	5%	**
12/31/11	10.60	0.10	(0.56)	(0.46)	(0.07)	-	-		(0.07)	10.07	(4.34%	)	65,751	0.86%		0.91%		10%
12/31/10	9.50	0.08	1.15	1.23	(0.13)	-	-		(0.13)	10.60	12.98%		81,805	0.86%		0.82%		10%
12/31/09	7.29	0.06	2.23	2.29	(0.08)	-	-		(0.08)	9.50	31.39%		82,157	0.87%		0.82%		12%
12/31/08	12.62	0.10	(5.09)	(4.99)	(0.10)	(0.23)	(0.01)		(0.34)	7.29	(39.72%	)	61,599	0.86%		0.93%		17%
12/31/07	12.91	0.14	0.44	0.58	(0.14)	(0.73)	-		(0.87)	12.62	4.53%		136,253	0.85%		1.05%		8%
Class L
06/30/12 ≈	$10.06	$0.05	$0.61	$0.66	$-	$-	$-		$-	$10.72	6.56%	**	$47,744	1.01%	*	0.96%	*	5%	**
12/31/11	10.57	0.08	(0.54)	(0.46)	(0.05)	-	-		(0.05)	10.06	(4.37%	)	48,977	1.01%		0.77%		10%
12/31/10	9.47	0.06	1.15	1.21	(0.11)	-	-		(0.11)	10.57	12.81%		78,893	1.01%		0.65%		10%
12/31/09	7.27	0.05	2.21	2.26	(0.06)	-	-		(0.06)	9.47	31.12%		110,367	1.02%		0.70%		12%
12/31/08	12.59	0.08	(5.08)	(5.00)	(0.09)	(0.23)	(0.00	) †	(0.32)	7.27	(39.85%	)	119,982	1.01%		0.78%		17%
12/31/07	12.88	0.12	0.44	0.56	(0.12)	(0.73)	-		(0.85)	12.59	4.39%		230,678	1.00%		0.89%		8%
Class A
06/30/12 ≈	$10.03	$0.04	$0.61	$0.65	$-	$-	$-		$-	$10.68	6.48%	**	$83,605	1.26%	*	0.71%	*	5%	**
12/31/11	10.54	0.05	(0.55)	(0.50)	(0.01)	-	-		(0.01)	10.03	(4.70%	)	104,872	1.26%		0.51%		10%
12/31/10	9.45	0.04	1.14	1.18	(0.09)	-	-		(0.09)	10.54	12.48%		155,189	1.26%		0.42%		10%
12/31/09	7.25	0.04	2.19	2.23	(0.03)	-	-		(0.03)	9.45	30.82%		172,363	1.27%		0.46%		12%
12/31/08	12.53	0.06	(5.04)	(4.98)	(0.07)	(0.23)	(0.00	) †	(0.30)	7.25	(39.96%	)	193,387	1.26%		0.53%		17%
12/31/07	12.84	0.08	0.43	0.51	(0.09)	(0.73)	-		(0.82)	12.53	4.04%		382,049	1.25%		0.63%		8%
Class N
06/30/12 ≈	$9.93	$0.02	$0.60	$0.62	$-	$-	$-		$-	$10.55	6.24%	**	$107	1.56%	*	0.32%	*	5%	**
12/31/11	10.44	0.02	(0.53)	(0.51)	-	-	-		-	9.93	(4.89%	)	434	1.55%		0.22%		10%
12/31/10	9.36	0.01	1.13	1.14	(0.06)	-	-		(0.06)	10.44	12.20%		735	1.56%		0.12%		10%
12/31/09	7.20	0.01	2.18	2.19	(0.03)	-	-		(0.03)	9.36	30.36%		926	1.57%		0.10%		12%
12/31/08	12.47	0.03	(5.02)	(4.99)	(0.05)	(0.23)	(0.00	) †	(0.28)	7.20	(40.18%	)	573	1.56%		0.25%		17%
12/31/07	12.71	0.06	0.43	0.49	-	(0.73)	-		(0.73)	12.47	3.90%		569	1.55%		0.46%		8%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
06/30/12 ≈	$11.66	$0.13	$0.98		$1.11	$-	$-	$-	$12.77	9.52%	**	$90,446	0.18%	*	0.08%	*#	2.06%	*	1%	**
12/31/11 ++	11.85	0.01	(0.02)		(0.01)	(0.18)	-	(0.18)	11.66	0.00%	**††	57,185	0.17%	*	0.06%	*#	1.80%	*	2%	~
Class I
06/30/12 ≈	$11.69	$0.12	$0.98		$1.10	$-	$-	$-	$12.79	9.41%	**	$800,868	0.26%	*	0.21%	*#	1.92%	*	1%	**
12/31/11 +	11.70	0.22	(0.01)		0.21	(0.22)	-	(0.22)	11.69	1.84%		737,960	0.21%		0.21%	##	1.85%		2%
12/31/10	10.36	0.20	1.33		1.53	(0.19)	-	(0.19)	11.70	14.93%		693,596	0.21%		N/A		1.84%		5%
12/31/09	8.32	0.19	2.00		2.19	(0.15)	-	(0.15)	10.36	26.31%		528,989	0.22%		N/A		2.10%		10%
12/31/08	13.69	0.24	(5.32)		(5.08)	(0.25)	(0.04)	(0.29)	8.32	(37.17%	)	404,065	0.21%		N/A		2.13%		5%
12/31/07	13.25	0.25	0.45		0.70	(0.26)	-	(0.26)	13.69	5.27%		543,206	0.20%		N/A		1.79%		7%
Class S
06/30/12 ≈	$11.71	$0.11	$0.97		$1.08	$-	$-	$-	$12.79	9.22%	**	$505,254	0.47%	*	0.42%	*#	1.70%	*	1%	**
12/31/11	11.71	0.19	(0.00	) †	0.19	(0.19)	-	(0.19)	11.71	1.69%		437,378	0.42%		0.42%	##	1.62%		2%
12/31/10	10.38	0.17	1.33		1.50	(0.17)	-	(0.17)	11.71	14.57%		470,762	0.43%		N/A		1.62%		5%
12/31/09	8.33	0.17	2.01		2.18	(0.13)	-	(0.13)	10.38	26.16%		425,981	0.43%		N/A		1.88%		10%
12/31/08	13.69	0.22	(5.32)		(5.10)	(0.22)	(0.04)	(0.26)	8.33	(37.31%	)	367,765	0.43%		N/A		1.88%		5%
12/31/07	13.25	0.22	0.44		0.66	(0.22)	-	(0.22)	13.69	5.00%		710,278	0.42%		N/A		1.56%		7%
Class Y
06/30/12 ≈	$11.58	$0.10	$0.98		$1.08	$-	$-	$-	$12.66	9.33%	**	$265,164	0.50%	*	0.45%	*#	1.67%	*	1%	**
12/31/11	11.59	0.19	(0.02)		0.17	(0.18)	-	(0.18)	11.58	1.55%		251,190	0.45%		0.45%	##	1.58%		2%
12/31/10	10.27	0.17	1.31		1.48	(0.16)	-	(0.16)	11.59	14.56%		298,754	0.46%		N/A		1.58%		5%
12/31/09	8.25	0.16	1.99		2.15	(0.13)	-	(0.13)	10.27	26.03%		307,391	0.46%		N/A		1.85%		10%
12/31/08	13.56	0.21	(5.26)		(5.05)	(0.22)	(0.04)	(0.26)	8.25	(37.31%	)	251,184	0.46%		N/A		1.86%		5%
12/31/07	13.12	0.21	0.45		0.66	(0.22)	-	(0.22)	13.56	5.01%		431,199	0.45%		N/A		1.53%		7%
Class L
06/30/12 ≈	$11.57	$0.11	$0.96		$1.07	$-	$-	$-	$12.64	9.25%	**	$251,305	0.65%	*	0.40%	*#	1.72%	*	1%	**
12/31/11	11.58	0.19	(0.01)		0.18	(0.19)	-	(0.19)	11.57	1.66%		217,548	0.60%		0.40%	#	1.65%		2%
12/31/10	10.26	0.17	1.33		1.50	(0.18)	-	(0.18)	11.58	14.69%		203,160	0.61%		0.41%	#	1.65%		5%
12/31/09	8.23	0.17	1.98		2.15	(0.12)	-	(0.12)	10.26	26.09%		156,894	0.61%		0.41%	#	1.92%		10%
12/31/08	13.54	0.22	(5.27)		(5.05)	(0.22)	(0.04)	(0.26)	8.23	(37.33%	)	200,048	0.61%		0.41%	#	1.91%		5%
12/31/07	13.07	0.22	0.45		0.67	(0.20)	-	(0.20)	13.54	5.14%		351,221	0.60%		0.40%	#	1.59%		7%
Class A
06/30/12 ≈	$11.51	$0.09	$0.96		$1.05	$-	$-	$-	$12.56	9.12%	**	$363,787	0.90%	*	0.65%	*#	1.47%	*	1%	**
12/31/11	11.52	0.16	(0.00	) †	0.16	(0.17)	-	(0.17)	11.51	1.42%		336,032	0.85%		0.65%	#	1.40%		2%
12/31/10	10.22	0.15	1.30		1.45	(0.15)	-	(0.15)	11.52	14.29%		302,470	0.86%		0.66%	#	1.39%		5%
12/31/09	8.21	0.14	1.98		2.12	(0.11)	-	(0.11)	10.22	25.83%		241,090	0.86%		0.66%	#	1.65%		10%
12/31/08	13.49	0.19	(5.24)		(5.05)	(0.19)	(0.04)	(0.23)	8.21	(37.44%	)	183,342	0.86%		0.66%	#	1.66%		5%
12/31/07	13.03	0.18	0.45		0.63	(0.17)	-	(0.17)	13.49	4.82%		311,185	0.85%		0.65%	#	1.34%		7%
Class N
06/30/12 ≈	$11.41	$0.07	$0.95		$1.02	$-	$-	$-	$12.43	8.94%	**	$3,831	1.20%	*	0.95%	*#	1.17%	*	1%	**
12/31/11	11.42	0.13	(0.01)		0.12	(0.13)	-	(0.13)	11.41	1.13%		3,385	1.15%		0.95%	#	1.10%		2%
12/31/10	10.13	0.11	1.29		1.40	(0.11)	-	(0.11)	11.42	13.94%		2,982	1.16%		0.96%	#	1.09%		5%
12/31/09	8.14	0.12	1.95		2.07	(0.08)	-	(0.08)	10.13	25.46%		3,172	1.16%		0.96%	#	1.35%		10%
12/31/08	13.35	0.15	(5.17)		(5.02)	(0.15)	(0.04)	(0.19)	8.14	(37.64%	)	2,540	1.16%		0.96%	#	1.33%		5%
12/31/07	12.90	0.14	0.44		0.58	(0.13)	-	(0.13)	13.35	4.53%		5,193	1.15%		0.95%	#	1.03%		7%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
+	Class Z Shares were converted to Class I Shares on September 30, 2011.
++	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The Portfolio turnover rate results are for the fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital		Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
06/30/12 ≈	$16.98	$0.07	$1.29	$1.36	$-	$-	$-		$-	$18.34	8.01%	**	$102,077	0.78%	*	0.68%	*#	0.75%	*	16%	**
12/31/11	17.64	0.17	(0.22)	(0.05)	(0.29)	(0.32)	-		(0.61)	16.98	(0.12%	)	86,517	0.79%		0.69%	#	1.01%		32%
12/31/10 +	16.92	0.02	0.70	0.72	-	-	-		-	17.64	4.26%	**	104	0.79%	*	0.69%	*#	0.77%	*	32%	~
Class S
06/30/12 ≈	$17.00	$0.06	$1.30	$1.36	$-	$-	$-		$-	$18.36	8.00%	**	$267,667	0.90%	*	0.80%	*#	0.60%	*	16%	**
12/31/11	17.63	0.13	(0.20)	(0.07)	(0.24)	(0.32)	-		(0.56)	17.00	(0.23%	)	233,071	0.90%		0.80%	#	0.73%		32%
12/31/10	14.59	0.10	3.05	3.15	(0.11)	-	-		(0.11)	17.63	21.81%		307,649	0.82%		0.80%	#	0.62%		32%
12/31/09	8.94	0.10	5.55	5.65	-	-	-		-	14.59	63.20%		262,825	0.81%		N/A		0.89%		43%
12/31/08	16.62	0.17	(7.11)	(6.94)	(0.19)	(0.55)	(0.00	) †	(0.74)	8.94	(42.82%	)	142,372	0.81%		N/A		1.27%		43%
12/31/07	18.59	0.13	0.28	0.41	(0.12)	(2.26)	-		(2.38)	16.62	2.07%		349,391	0.80%		N/A		0.67%		44%
Class Y
06/30/12 ≈	$16.88	$0.04	$1.29	$1.33	$-	$-	$-		$-	$18.21	7.88%	**	$51,405	1.00%	*	0.90%	*#	0.49%	*	16%	**
12/31/11	17.49	0.11	(0.20)	(0.09)	(0.20)	(0.32)	-		(0.52)	16.88	(0.35%	)	60,921	1.00%		0.90%	#	0.63%		32%
12/31/10	14.47	0.08	3.04	3.12	(0.10)	-	-		(0.10)	17.49	21.73%		70,955	0.92%		0.90%	#	0.52%		32%
12/31/09	8.87	0.09	5.51	5.60	-	-	-		-	14.47	63.13%		64,121	0.91%		N/A		0.78%		43%
12/31/08	16.49	0.16	(7.06)	(6.90)	(0.17)	(0.55)	(0.00	) †	(0.72)	8.87	(42.89%	)	56,399	0.91%		N/A		1.17%		43%
12/31/07	18.47	0.09	0.29	0.38	(0.10)	(2.26)	-		(2.36)	16.49	1.92%		131,434	0.90%		N/A		0.49%		44%
Class L
06/30/12 ≈	$16.79	$0.03	$1.28	$1.31	$-	$-	$-		$-	$18.10	7.80%	**	$68,758	1.15%	*	1.05%	*#	0.35%	*	16%	**
12/31/11	17.32	0.08	(0.18)	(0.10)	(0.11)	(0.32)	-		(0.43)	16.79	(0.48%	)	60,937	1.15%		1.05%	#	0.46%		32%
12/31/10	14.33	0.05	3.01	3.06	(0.07)	-	-		(0.07)	17.32	21.54%		91,044	1.07%		1.05%	#	0.36%		32%
12/31/09	8.80	0.07	5.46	5.53	-	-	-		-	14.33	62.84%		98,934	1.06%		N/A		0.62%		43%
12/31/08	16.36	0.14	(7.00)	(6.86)	(0.15)	(0.55)	(0.00	) †	(0.70)	8.80	(42.98%	)	69,539	1.06%		N/A		1.05%		43%
12/31/07	18.34	0.08	0.27	0.35	(0.07)	(2.26)	-		(2.33)	16.36	1.79%		159,281	1.05%		N/A		0.39%		44%
Class A
06/30/12 ≈	$16.46	$0.01	$1.26	$1.27	$-	$-	$-		$-	$17.73	7.72%	**	$150,784	1.40%	*	1.30%	*#	0.10%	*	16%	**
12/31/11	16.99	0.04	(0.19)	(0.15)	(0.06)	(0.32)	-		(0.38)	16.46	(0.79%	)	142,551	1.40%		1.30%	#	0.23%		32%
12/31/10	14.06	0.02	2.96	2.98	(0.05)	-	-		(0.05)	16.99	21.29%		170,895	1.32%		1.30%	#	0.12%		32%
12/31/09	8.66	0.04	5.36	5.40	-	-	-		-	14.06	62.36%		161,884	1.31%		N/A		0.38%		43%
12/31/08	16.09	0.10	(6.86)	(6.76)	(0.12)	(0.55)	(0.00	) †	(0.67)	8.66	(43.10%	)	107,233	1.31%		N/A		0.80%		43%
12/31/07	18.08	0.05	0.25	0.30	(0.03)	(2.26)	-		(2.29)	16.09	1.52%		224,393	1.30%		N/A		0.29%		44%
Class N
06/30/12 ≈	$16.10	$(0.02)	$1.23	$1.21	$-	$-	$-		$-	$17.31	7.52%	**	$361	1.70%	*	1.60%	*#	(0.19%	) *	16%	**
12/31/11	16.60	(0.02)	(0.16)	(0.18)	-	(0.32)	-		(0.32)	16.10	(1.02%	)	1,425	1.70%		1.60%	#	(0.09%	)	32%
12/31/10	13.73	(0.03)	2.90	2.87	-	-	-		-	16.60	20.90%		1,882	1.62%		1.60%	#	(0.19%	)	32%
12/31/09	8.48	0.01	5.24	5.25	-	-	-		-	13.73	61.91%		2,617	1.61%		N/A		0.07%		43%
12/31/08	15.77	0.07	(6.72)	(6.65)	(0.09)	(0.55)	(0.00	) †	(0.64)	8.48	(43.29%	)	1,522	1.60%		N/A		0.54%		43%
12/31/07	17.79	(0.02)	0.26	0.24	-	(2.26)	-		(2.26)	15.77	1.21%		2,723	1.60%		N/A		(0.08%	)	44%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	Period from November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Net asset value, beginning of the period	Income (loss) from investment operations				Less distributions to shareholders				Net asset value, end of the period	Total Return ^,^^		Ratios / Supplemental Data
		Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		Total distributions					Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$5.89	$0.02		$0.57	$0.59	$-		$-		$6.48	10.02%	**	$73,940	0.87%	*	0.80%	*#	0.47%	*	75%	**
12/31/11	5.72	0.02		0.16	0.18	(0.01)		(0.01)		5.89	3.13%		20,468	0.64%		N/A		0.31%		49%
12/31/10	4.75	0.01		0.96	0.97	-		-		5.72	20.42%		21,169	0.65%		N/A		0.25%		8%
12/31/09	3.09	0.00	†	1.66	1.66	-		-		4.75	53.72%		20,229	0.70%		N/A		0.06%		22%
12/31/08	5.35	(0.00	) †	(2.26)	(2.26)	-		-		3.09	(42.24%	)	10,781	0.67%		N/A		(0.08%	)	10%
12/31/07	4.51	(0.00	) †	0.84	0.84	-		-		5.35	18.63%		21,630	0.66%		N/A		(0.07%	)	29%
Class Y
06/30/12 ≈	$5.82	$0.01		$0.57	$0.58	$-		$-		$6.40	9.97%	**	$3,303	0.93%	*	0.91%	*#	0.32%	*	75%	**
12/31/11	5.66	0.01		0.15	0.16	(0.00	) †	(0.00	) †	5.82	2.89%		1,859	0.74%		N/A		0.21%		49%
12/31/10	4.70	0.01		0.95	0.96	-		-		5.66	20.43%		1,633	0.75%		N/A		0.13%		8%
12/31/09	3.07	(0.00	) †	1.63	1.63	-		-		4.70	53.09%		2,737	0.80%		N/A		(0.04%	)	22%
12/31/08	5.30	(0.01)		(2.22)	(2.23)	-		-		3.07	(42.08%	)	1,922	0.77%		N/A		(0.17%	)	10%
12/31/07	4.47	(0.01)		0.84	0.83	-		-		5.30	18.57%		3,160	0.77%		N/A		(0.18%	)	29%
Class L
06/30/12 ≈	$5.74	$0.01		$0.56	$0.57	$-		$-		$6.31	9.93%	**	$8,502	1.08%	*	1.06%	*#	0.19%	*	75%	**
12/31/11	5.58	0.00	†	0.16	0.16	-		-		5.74	2.87%		6,929	0.89%		N/A		0.06%		49%
12/31/10	4.65	0.00	†	0.93	0.93	-		-		5.58	20.00%		6,658	0.90%		N/A		0.01%		8%
12/31/09	3.03	(0.01)		1.63	1.62	-		-		4.65	53.47%		6,620	0.95%		N/A		(0.19%	)	22%
12/31/08	5.25	(0.01)		(2.21)	(2.22)	-		-		3.03	(42.29%	)	4,363	0.92%		N/A		(0.32%	)	10%
12/31/07	4.44	(0.02)		0.83	0.81	-		-		5.25	18.24%		10,335	0.91%		N/A		(0.32%	)	29%
Class A
06/30/12 ≈	$5.58	$(0.00	) †	$0.55	$0.55	$-		$-		$6.13	9.86%	**	$19,356	1.33%	*	1.31%	*#	(0.06%	) *	75%	**
12/31/11	5.44	(0.01)		0.15	0.14	-		-		5.58	2.57%		15,768	1.14%		N/A		(0.19%	)	49%
12/31/10	4.54	(0.01)		0.91	0.90	-		-		5.44	19.82%		19,690	1.15%		N/A		(0.24%	)	8%
12/31/09	2.97	(0.02)		1.59	1.57	-		-		4.54	52.86%		18,508	1.20%		N/A		(0.45%	)	22%
12/31/08	5.16	(0.02)		(2.17)	(2.19)	-		-		2.97	(42.44%	)	12,506	1.17%		N/A		(0.57%	)	10%
12/31/07	4.37	(0.03)		0.82	0.79	-		-		5.16	17.81%		22,454	1.16%		N/A		(0.57%	)	29%
Class N
06/30/12 ≈	$5.41	$(0.01)		$0.52	$0.51	$-		$-		$5.92	9.43%	**	$215	1.65%	*	1.63%	*#	(0.45%	) *	75%	**
12/31/11	5.28	(0.03)		0.16	0.13	-		-		5.41	2.46%		337	1.44%		N/A		(0.50%	)	49%
12/31/10	4.43	(0.03)		0.88	0.85	-		-		5.28	19.19%		336	1.45%		N/A		(0.55%	)	8%
12/31/09	2.91	(0.03)		1.55	1.52	-		-		4.43	52.23%		317	1.50%		N/A		(0.74%	)	22%
12/31/08	5.07	(0.04)		(2.12)	(2.16)	-		-		2.91	(42.60%	)	120	1.47%		N/A		(0.85%	)	10%
12/31/07	4.31	(0.04)		0.80	0.76	-		-		5.07	17.63%		494	1.46%		N/A		(0.87%	)	29%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		Total distributions		Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$10.81	$0.00	†	$1.32	$1.32	$-		$-		$12.13	12.21%	**	$336,572	0.83%	*	0.76%	*#	0.04%	*	10%	**
12/31/11	10.65	0.02		0.14	0.16	(0.00	) †	(0.00	) †	10.81	1.50%		270,651	0.84%		0.76%	#	0.17%		38%
12/31/10	9.14	0.01		1.51	1.52	(0.01)		(0.01)		10.65	16.64%		163,662	0.84%		0.76%	#	0.08%		53%
12/31/09	6.39	0.01		2.74	2.75	(0.00	) †	(0.00	) †	9.14	43.06%		172,449	0.85%		0.76%	#	0.20%		62%
12/31/08	11.13	0.02		(4.74)	(4.72)	(0.02)		(0.02)		6.39	(42.45%	)	138,538	0.84%		0.76%	#	0.26%		53%
12/31/07	9.91	0.05		1.22	1.27	(0.05)		(0.05)		11.13	12.77%		225,943	0.90%		0.81%	#	0.44%		43%
Class Y
06/30/12 ≈	$10.77	$(0.00	) †	$1.31	$1.31	$-		$-		$12.08	12.16%	**	$127,626	0.96%	*	0.82%	*#	(0.02%	) *	10%	**
12/31/11	10.61	0.01		0.15	0.16	-		-		10.77	1.51%		87,359	0.97%		0.82%	#	0.13%		38%
12/31/10	9.12	0.00	†	1.50	1.50	(0.01)		(0.01)		10.61	16.45%		42,443	0.97%		0.82%	#	0.01%		53%
12/31/09	6.37	0.01		2.74	2.75	(0.00	) †	(0.00	) †	9.12	43.20%		39,094	0.98%		0.82%	#	0.12%		62%
12/31/08	11.10	0.02		(4.74)	(4.72)	(0.01)		(0.01)		6.37	(42.53%	)	25,876	0.97%		0.82%	#	0.19%		53%
12/31/07	9.87	0.04		1.21	1.25	(0.02)		(0.02)		11.10	12.62%		53,150	1.03%		0.93%	#	0.36%		43%
Class L
06/30/12 ≈	$10.71	$(0.01)		$1.30	$1.29	$-		$-		$12.00	12.04%	**	$292,468	1.08%	*	0.98%	*#	(0.18%	) *	10%	**
12/31/11	10.57	(0.01)		0.15	0.14	-		-		10.71	1.42%		243,741	1.09%		0.98%	#	(0.09%	)	38%
12/31/10	9.08	(0.01)		1.50	1.49	-		-		10.57	16.30%		257,545	1.09%		0.98%	#	(0.15%	)	53%
12/31/09	6.36	(0.00	) †	2.72	2.72	(0.00	) †	(0.00	) †	9.08	42.79%		281,168	1.10%		0.98%	#	(0.03%	)	62%
12/31/08	11.08	0.00	†	(4.72)	(4.72)	(0.00	) †	(0.00	) †	6.36	(42.59%	)	222,053	1.09%		0.98%	#	0.03%		53%
12/31/07	9.87	0.02		1.21	1.23	(0.02)		(0.02)		11.08	12.46%		455,542	1.15%		1.06%	#	0.20%		43%
Class A
06/30/12 ≈	$10.48	$(0.02)		$1.27	$1.25	$-		$-		$11.73	11.93%	**	$125,345	1.33%	*	1.19%	*#	(0.37%	) *	10%	**
12/31/11	10.36	(0.03)		0.15	0.12	-		-		10.48	1.16%		75,919	1.34%		1.19%	#	(0.29%	)	38%
12/31/10	8.93	(0.03)		1.46	1.43	-		-		10.36	16.01%		66,401	1.34%		1.19%	#	(0.36%	)	53%
12/31/09	6.26	(0.02)		2.69	2.67	(0.00	) †	(0.00	) †	8.93	42.68%		69,307	1.35%		1.19%	#	(0.24%	)	62%
12/31/08	10.94	(0.02)		(4.66)	(4.68)	(0.00	) †	(0.00	) †	6.26	(42.77%	)	49,345	1.34%		1.19%	#	(0.18%	)	53%
12/31/07	9.75	(0.00	) †	1.19	1.19	(0.00	) †	(0.00	) †	10.94	12.23%		99,385	1.40%		1.30%	#	(0.04%	)	43%
Class N
06/30/12 ≈	$10.18	$(0.04)		$1.25	$1.21	$-		$-		$11.39	11.89%	**	$711	1.63%	*	1.51%	*#	(0.66%	) *	10%	**
12/31/11	10.11	(0.08)		0.15	0.07	-		-		10.18	0.69%		78	1.64%		1.51%	#	(0.72%	)	38%
12/31/10	8.74	(0.06)		1.43	1.37	-		-		10.11	15.68%		344	1.64%		1.51%	#	(0.69%	)	53%
12/31/09	6.15	(0.04)		2.63	2.59	(0.00	) †	(0.00	) †	8.74	42.14%		803	1.65%		1.51%	#	(0.55%	)	62%
12/31/08	10.77	(0.05)		(4.57)	(4.62)	(0.00	) †	(0.00	) †	6.15	(42.89%	)	597	1.64%		1.51%	#	(0.51%	)	53%
12/31/07	9.63	(0.04)		1.18	1.14	-		-		10.77	11.84%		3,112	1.70%		1.61%	#	(0.35%	)	43%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains		Total distributions		Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
06/30/12 ≈	$7.40	$0.01		$0.94	$0.95	$-		$-		$8.35	12.84%	**	$19,329	0.85%	*	0.70%	*#	0.20%	*	9%	**
12/31/11 +	7.45	(0.00	) †	(0.05)	(0.05)	-		-		7.40	(0.67%	) **	99	0.79%	*	0.64%	*#	(0.33%	) *	21%	~
Class S
06/30/12 ≈	$7.40	$(0.01)		$0.95	$0.94	$-		$-		$8.34	12.70%	**	$276,232	1.00%	*	0.85%	*#	(0.12%	) *	9%	**
12/31/11	7.06	(0.01)		0.35	0.34	-		-		7.40	4.82%		233,080	0.87%		0.86%	#	(0.18%	)	21%
12/31/10	5.87	(0.00	) †	1.19	1.19	-		-		7.06	20.27%		210,972	0.87%		N/A		(0.06%	)	40%
12/31/09	3.74	(0.01)		2.14	2.13	(0.00	) †	(0.00	) †	5.87	56.97%		164,994	0.87%		N/A		(0.15%	)	33%
12/31/08	7.40	(0.02)		(3.44)	(3.46)	(0.20)		(0.20)		3.74	(46.53%	)	112,415	0.86%		N/A		(0.36%	)	32%
12/31/07	6.26	(0.02)		1.16	1.14	-		-		7.40	18.21%		284,106	0.86%		N/A		(0.32%	)	34%
Class Y
06/30/12 ≈	$7.31	$(0.01)		$0.94	$0.93	$-		$-		$8.24	12.72%	**	$36,491	1.11%	*	0.96%	*#	(0.24%	) *	9%	**
12/31/11	6.98	(0.02)		0.35	0.33	-		-		7.31	4.73%		29,740	0.97%		0.96%	#	(0.29%	)	21%
12/31/10	5.81	(0.01)		1.18	1.17	-		-		6.98	20.14%		22,037	0.97%		N/A		(0.19%	)	40%
12/31/09	3.71	(0.01)		2.11	2.10	(0.00	) †	(0.00	) †	5.81	56.63%		21,830	0.97%		N/A		(0.27%	)	33%
12/31/08	7.34	(0.03)		(3.40)	(3.43)	(0.20)		(0.20)		3.71	(46.49%	)	16,755	0.96%		N/A		(0.46%	)	32%
12/31/07	6.22	(0.03)		1.15	1.12	-		-		7.34	18.01%		48,600	0.96%		N/A		(0.44%	)	34%
Class L
06/30/12 ≈	$7.19	$(0.01)		$0.92	$0.91	$-		$-		$8.10	12.66%	**	$70,467	1.25%	*	1.10%	*#	(0.36%	) *	9%	**
12/31/11	6.87	(0.03)		0.35	0.32	-		-		7.19	4.66%		27,467	1.11%		1.11%	##	(0.36%	)	21%
12/31/10	5.73	(0.02)		1.16	1.14	-		-		6.87	19.90%		54,658	1.12%		N/A		(0.35%	)	40%
12/31/09	3.66	(0.02)		2.09	2.07	(0.00	) †	(0.00	) †	5.73	56.58%		61,774	1.12%		N/A		(0.41%	)	33%
12/31/08	7.26	(0.03)		(3.37)	(3.40)	(0.20)		(0.20)		3.66	(46.60%	)	61,240	1.11%		N/A		(0.60%	)	32%
12/31/07	6.17	(0.04)		1.13	1.09	-		-		7.26	17.67%		135,033	1.11%		N/A		(0.60%	)	34%
Class A
06/30/12 ≈	$6.97	$(0.02)		$0.89	$0.87	$-		$-		$7.84	12.48%	**	$68,634	1.50%	*	1.35%	*#	(0.62%	) *	9%	**
12/31/11	6.68	(0.05)		0.34	0.29	-		-		6.97	4.34%		51,191	1.37%		1.36%	#	(0.68%	)	21%
12/31/10	5.58	(0.03)		1.13	1.10	-		-		6.68	19.50%		53,610	1.37%		N/A		(0.60%	)	40%
12/31/09	3.58	(0.03)		2.03	2.00	(0.00	) †	(0.00	) †	5.58	56.17%		60,935	1.37%		N/A		(0.65%	)	33%
12/31/08	7.12	(0.05)		(3.29)	(3.34)	(0.20)		(0.20)		3.58	(46.67%	)	45,137	1.36%		N/A		(0.86%	)	32%
12/31/07	6.06	(0.05)		1.11	1.06	-		-		7.12	17.49%		127,729	1.36%		N/A		(0.83%	)	34%
Class N
06/30/12 ≈	$6.73	$(0.04)		$0.86	$0.82	$-		$-		$7.55	12.18%	**	$14	1.80%	*	1.65%	*#	(0.94%	)*	9%	**
12/31/11	6.47	(0.07)		0.33	0.26	-		-		6.73	4.02%		21	1.67%		1.66%	#	(0.99%	)	21%
12/31/10	5.43	(0.05)		1.09	1.04	-		-		6.47	19.37%		28	1.67%		N/A		(0.95%	)	40%
12/31/09	3.49	(0.04)		1.98	1.94	(0.00	) †	(0.00	) †	5.43	55.32%		93	1.67%		N/A		(0.96%	)	33%
12/31/08	6.98	(0.07)		(3.22)	(3.29)	(0.20)		(0.20)		3.49	(46.88%	)	84	1.66%		N/A		(1.22%	)	32%
12/31/07	5.96	(0.07)		1.09	1.02	-		-		6.98	17.11%		944	1.66%		N/A		(1.13%	)	34%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount had no impact on the ratio of expenses to average daily net assets.
+	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains		Tax return of capital	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
06/30/12 ≈	$9.68	$0.12		$0.59	$0.71	$-	$-		$-	$-	$10.39	7.33%	**	$4,747	0.83%	*	0.73%	*#	2.37%	*	43%	**
12/31/11 +	9.88	0.02		(0.11)	(0.09)	(0.11)	-		-	(0.11)	9.68	(0.84%	) **	129	0.77%	*	0.67%	*#	3.28%	*	82%	~
Class S
06/30/12 ≈	$9.69	$0.08		$0.61	$0.69	$-	$-		$-	$-	$10.38	7.12%	**	$139,083	0.90%	*	0.80%	*#	1.54%	*	43%	**
12/31/11	10.09	0.12		(0.41)	(0.29)	(0.11)	-		-	(0.11)	9.69	(2.84%	)	130,318	0.80%		0.80%	##	1.22%		82%
12/31/10	8.28	0.12		1.82	1.94	(0.13)	-		-	(0.13)	10.09	23.43%		91,957	0.82%		N/A		1.36%		143%
12/31/09	6.43	0.08		1.85	1.93	(0.08)	-		-	(0.08)	8.28	30.02%		71,351	0.83%		N/A		1.22%		66%
12/31/08	9.75	0.09		(3.27)	(3.18)	(0.12)	(0.00	) †	(0.02)	(0.14)	6.43	(32.61%	)	60,858	0.80%		N/A		1.07%		34%
12/31/07	11.42	0.14		(1.10)	(0.96)	(0.08)	(0.63)		-	(0.71)	9.75	(8.53%	)	123,216	0.80%		N/A		1.19%		49%
Class Y
06/30/12 ≈	$9.71	$0.07		$0.62	$0.69	$-	$-		$-	$-	$10.40	7.11%	**	$1,688	1.00%	*	0.90%	*#	1.44%	*	43%	**
12/31/11	10.12	0.12		(0.43)	(0.31)	(0.10)	-		-	(0.10)	9.71	(3.02%	)	1,545	0.90%		0.90%	##	1.14%		82%
12/31/10	8.30	0.12		1.82	1.94	(0.12)	-		-	(0.12)	10.12	23.42%		1,061	0.92%		N/A		1.31%		143%
12/31/09	6.43	0.07		1.85	1.92	(0.05)	-		-	(0.05)	8.30	29.94%		470	0.93%		N/A		1.12%		66%
12/31/08	9.75	0.09		(3.28)	(3.19)	(0.11)	(0.00	) †	(0.02)	(0.13)	6.43	(32.67%	)	2,174	0.90%		N/A		1.14%		34%
12/31/07	11.43	0.17		(1.15)	(0.98)	(0.07)	(0.63)		-	(0.70)	9.75	(8.66%	)	1,163	0.90%		N/A		1.45%		49%
Class L
06/30/12 ≈	$9.76	$0.06		$0.64	$0.70	$-	$-		$-	$-	$10.46	7.17%	**	$3,362	1.15%	*	1.05%	*#	1.22%	*	43%	**
12/31/11	10.10	0.07		(0.41)	(0.34)	-	-		-	-	9.76	(3.37%	)	4,305	1.05%		1.05%	##	0.71%		82%
12/31/10	8.29	0.10		1.81	1.91	(0.10)	-		-	(0.10)	10.10	23.10%		42,178	1.07%		N/A		1.09%		143%
12/31/09	6.44	0.07		1.84	1.91	(0.06)	-		-	(0.06)	8.29	29.70%		37,197	1.08%		N/A		0.96%		66%
12/31/08	9.75	0.07		(3.27)	(3.20)	(0.09)	(0.00	) †	(0.02)	(0.11)	6.44	(32.77%	)	32,488	1.05%		N/A		0.81%		34%
12/31/07	11.42	0.11		(1.10)	(0.99)	(0.05)	(0.63)		-	(0.68)	9.75	(8.74%	)	74,131	1.05%		N/A		0.95%		49%
Class A
06/30/12 ≈	$9.69	$0.05		$0.63	$0.68	$-	$-		$-	$-	$10.37	7.02%	**	$4,644	1.40%	*	1.30%	*#	1.04%	*	43%	**
12/31/11	10.08	0.06		(0.40)	(0.34)	(0.05)	-		-	(0.05)	9.69	(3.39%	)	4,423	1.30%		1.30%	##	0.64%		82%
12/31/10	8.27	0.07		1.81	1.88	(0.07)	-		-	(0.07)	10.08	22.77%		5,748	1.32%		N/A		0.82%		143%
12/31/09	6.43	0.05		1.84	1.89	(0.05)	-		-	(0.05)	8.27	29.40%		6,145	1.33%		N/A		0.74%		66%
12/31/08	9.72	0.05		(3.25)	(3.20)	(0.08)	(0.00	) †	(0.01)	(0.09)	6.43	(32.94%	)	4,444	1.30%		N/A		0.56%		34%
12/31/07	11.40	0.09		(1.10)	(1.01)	(0.04)	(0.63)		-	(0.67)	9.72	(8.97%	)	9,490	1.30%		N/A		0.82%		49%
Class N
06/30/12 ≈	$9.67	$0.04		$0.62	$0.66	$-	$-		$-	$-	$10.33	6.83%	**	$66	1.70%	*	1.60%	*#	0.72%	*	43%	**
12/31/11	10.07	0.04		(0.41)	(0.37)	(0.03)	-		-	(0.03)	9.67	(3.67%	)	64	1.60%		1.60%	##	0.37%		82%
12/31/10	8.27	0.05		1.81	1.86	(0.06)	-		-	(0.06)	10.07	22.49%		64	1.62%		N/A		0.58%		143%
12/31/09	6.44	0.03		1.83	1.86	(0.03)	-		-	(0.03)	8.27	29.06%		46	1.63%		N/A		0.43%		66%
12/31/08	9.75	0.03		(3.26)	(3.23)	(0.07)	(0.00	) †	(0.01)	(0.08)	6.44	(33.23%	)	31	1.60%		N/A		0.32%		34%
12/31/07	11.41	(0.00	) †	(1.03)	(1.03)	-	(0.63)		-	(0.63)	9.75	(9.13%	)	38	1.60%		N/A		(0.00%	) ††	49%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
+	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The Portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders											Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains		Tax return of capital		Total distributions		Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.05	$0.03	$0.61	$0.64	$-		$-		$-		$-		$9.69	7.07%	**	$103,229	0.85%	*	0.71%	*	15%	**
12/31/11	9.45	0.03	(0.40)	(0.37)	(0.03)		-		-		(0.03)		9.05	(3.91%	)	92,162	0.86%		0.36%		25%
12/31/10	7.41	0.06	2.04	2.10	(0.06)		-		-		(0.06)		9.45	28.36%		67,913	0.87%		0.73%		39%
12/31/09	6.14	0.06	1.28	1.34	(0.07)		-		-		(0.07)		7.41	21.83%		62,397	0.89%		1.06%		175%
12/31/08	9.37	0.13	(3.23)	(3.10)	(0.13)		(0.00	) †	(0.00	) †	(0.13)		6.14	(32.97%	)	55,899	0.87%		1.58%		110%
12/31/07	10.91	0.24	(1.54)	(1.30)	(0.16)		(0.08)		-		(0.24)		9.37	(12.02%	)	90,057	0.85%		2.21%		68%
Class Y
06/30/12 ≈	$9.06	$0.03	$0.60	$0.63	$-		$-		$-		$-		$9.69	6.95%	**	$2,660	0.95%	*	0.60%	*	15%	**
12/31/11	9.45	0.02	(0.39)	(0.37)	(0.02)		-		-		(0.02)		9.06	(3.93%	)	3,055	0.96%		0.22%		25%
12/31/10	7.40	0.04	2.06	2.10	(0.05)		-		-		(0.05)		9.45	28.35%		4,734	0.97%		0.49%		39%
12/31/09	6.14	0.06	1.26	1.32	(0.06)		-		-		(0.06)		7.40	21.54%		4,496	0.99%		0.96%		175%
12/31/08	9.36	0.12	(3.22)	(3.10)	(0.12)		(0.00	) †	(0.00	) †	(0.12)		6.14	(33.01%	)	4,679	0.97%		1.47%		110%
12/31/07	10.91	0.24	(1.56)	(1.32)	(0.15)		(0.08)		-		(0.23)		9.36	(12.06%	)	9,343	0.95%		2.27%		68%
Class L
06/30/12 ≈	$9.04	$0.02	$0.60	$0.62	$-		$-		$-		$-		$9.66	6.86%	**	$2,266	1.10%	*	0.46%	*	15%	**
12/31/11	9.45	0.00 †	(0.41)	(0.41)	-		-		-		-		9.04	(4.34%	)	2,152	1.11%		0.04%		25%
12/31/10	7.40	0.03	2.06	2.09	(0.04)		-		-		(0.04)		9.45	28.19%		21,552	1.12%		0.36%		39%
12/31/09	6.14	0.05	1.26	1.31	(0.05)		-		-		(0.05)		7.40	21.39%		24,629	1.14%		0.81%		175%
12/31/08	9.36	0.11	(3.22)	(3.11)	(0.11)		(0.00	) †	(0.00	) †	(0.11)		6.14	(33.12%	)	24,811	1.12%		1.36%		110%
12/31/07	10.91	0.20	(1.53)	(1.33)	(0.14)		(0.08)		-		(0.22)		9.36	(12.22%	)	42,168	1.10%		1.91%		68%
Class A
06/30/12 ≈	$9.03	$0.01	$0.60	$0.61	$-		$-		$-		$-		$9.64	6.76%	**	$4,518	1.35%	*	0.20%	*	15%	**
12/31/11	9.44	(0.02)	(0.39)	(0.41)	-		-		-		-		9.03	(4.34%	)	4,694	1.36%		(0.18%	)	25%
12/31/10	7.40	0.01	2.04	2.05	(0.01)		-		-		(0.01)		9.44	27.77%		7,837	1.37%		0.14%		39%
12/31/09	6.14	0.03	1.27	1.30	(0.04)		-		-		(0.04)		7.40	21.11%		7,833	1.39%		0.56%		175%
12/31/08	9.34	0.09	(3.21)	(3.12)	(0.08)		(0.00	) †	(0.00	) †	(0.08)		6.14	(33.30%	)	7,950	1.37%		1.07%		110%
12/31/07	10.90	0.18	(1.53)	(1.35)	(0.13)		(0.08)		-		(0.21)		9.34	(12.35%	)	15,737	1.35%		1.74%		68%
Class N
06/30/12 ≈	$9.02	$(0.02)	$0.63	$0.61	$-		$-		$-		$-		$9.63	6.76%	**	$7	1.65%	*	(0.36%	) *	15%	**
12/31/11	9.46	(0.04)	(0.40)	(0.44)	-		-		-		-		9.02	(4.65%	)	19	1.66%		(0.46%	)	25%
12/31/10	7.43	(0.01)	2.04	2.03	(0.00	) †	-		-		(0.00	) †	9.46	27.34%		20	1.67%		(0.09%	)	39%
12/31/09	6.16	0.02	1.25	1.27	-		-		-		-		7.43	20.81%		15	1.69%		0.28%		175%
12/31/08	9.34	0.06	(3.18)	(3.12)	(0.06)		(0.00	) †	(0.00	) †	(0.06)		6.16	(33.49%	)	197	1.67%		0.76%		110%
12/31/07	10.91	0.16	(1.54)	(1.38)	(0.11)		(0.08)		-		(0.19)		9.34	(12.64%	)	284	1.65%		1.52%		68%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
06/30/12 ≈	$12.78	$0.07	$0.62	$0.69	$-		$-	$-	$13.47	5.40%	**	$80,083	0.94%	*	0.86%	*#	1.04%		17%	**
12/31/11	13.72	0.09	(0.43)	(0.34)	(0.07)		(0.53)	(0.60)	12.78	(2.34%	)	45,116	0.94%		0.86%	#	0.68%		32%
12/31/10 +	12.74	0.02	1.07	1.09	(0.11)		-	(0.11)	13.72	8.59%	**	108	0.95%	*	0.87%	*#	1.03%	*	43%	~
Class S
06/30/12 ≈	$12.81	$0.06	$0.61	$0.67	$-		$-	$-	$13.48	5.23%	**	$212,852	1.13%	*	1.05%	*#	0.83%		17%	**
12/31/11	13.74	0.03	(0.40)	(0.37)	(0.03)		(0.53)	(0.56)	12.81	(2.51%	)	229,298	1.13%		1.05%	#	0.22%		32%
12/31/10	11.23	0.06	2.55	2.61	(0.10)		-	(0.10)	13.74	23.25%		307,184	1.06%		1.05%	#	0.48%		43%
12/31/09	8.87	0.06	2.37	2.43	(0.07)		-	(0.07)	11.23	27.45%		232,379	1.06%		N/A		0.63%		30%
12/31/08	12.84	0.07	(3.61)	(3.54)	(0.02)		(0.41)	(0.43)	8.87	(27.65%	)	186,899	1.05%		N/A		0.59%		37%
12/31/07	15.58	0.09	(0.38)	(0.29)	(0.06)		(2.39)	(2.45)	12.84	(1.68%	)	241,742	1.05%		N/A		0.58%		39%
Class Y
06/30/12 ≈	$12.76	$0.05	$0.62	$0.67	$-		$-	$-	$13.43	5.25%	**	$50,257	1.17%	*	1.09%	*#	0.79%		17%	**
12/31/11	13.70	0.02	(0.40)	(0.38)	(0.03)		(0.53)	(0.56)	12.76	(2.65%	)	52,720	1.17%		1.09%	#	0.18%		32%
12/31/10	11.19	0.05	2.55	2.60	(0.09)		-	(0.09)	13.70	23.23%		67,430	1.10%		1.09%	#	0.42%		43%
12/31/09	8.83	0.06	2.37	2.43	(0.07)		-	(0.07)	11.19	27.52%		77,398	1.10%		N/A		0.60%		30%
12/31/08	12.80	0.06	(3.60)	(3.54)	(0.02)		(0.41)	(0.43)	8.83	(27.72%	)	73,216	1.09%		N/A		0.55%		37%
12/31/07	15.53	0.07	(0.36)	(0.29)	(0.05)		(2.39)	(2.44)	12.80	(1.72%	)	100,730	1.09%		N/A		0.47%		39%
Class L
06/30/12 ≈	$12.67	$0.04	$0.61	$0.65	$-		$-	$-	$13.32	5.13%	**	$37,866	1.32%	*	1.24%	*#	0.64%		17%	**
12/31/11	13.60	0.00	(0.40)	(0.40)	(0.00	) †	(0.53)	(0.53)	12.67	(2.79%	)	35,901	1.32%		1.24%	#	0.02%		32%
12/31/10	11.11	0.03	2.53	2.56	(0.07)		-	(0.07)	13.60	23.08%		52,437	1.25%		1.24%	#	0.27%		43%
12/31/09	8.78	0.04	2.34	2.38	(0.05)		-	(0.05)	11.11	27.17%		52,856	1.25%		N/A		0.45%		30%
12/31/08	12.70	0.04	(3.55)	(3.51)	-		(0.41)	(0.41)	8.78	(27.70%	)	46,039	1.24%		N/A		0.36%		37%
12/31/07	15.43	0.05	(0.36)	(0.31)	(0.03)		(2.39)	(2.42)	12.70	(1.89%	)	103,887	1.24%		N/A		0.32%		39%
Class A
06/30/12 ≈	$12.46	$0.03	$0.60	$0.63	$-		$-	$-	$13.09	5.06%	**	$103,294	1.57%	*	1.49%	*#	0.39%		17%	**
12/31/11	13.41	(0.03)	(0.39)	(0.42)	-		(0.53)	(0.53)	12.46	(2.99%	)	100,184	1.57%		1.49%	#	(0.21%	)	32%
12/31/10	10.97	0.00 †	2.49	2.49	(0.05)		-	(0.05)	13.41	22.68%		119,084	1.50%		1.49%	#	0.04%		43%
12/31/09	8.67	0.02	2.31	2.33	(0.03)		-	(0.03)	10.97	26.90%		92,728	1.50%		N/A		0.19%		30%
12/31/08	12.59	0.02	(3.53)	(3.51)	-		(0.41)	(0.41)	8.67	(27.94%	)	84,721	1.49%		N/A		0.14%		37%
12/31/07	15.32	0.02	(0.36)	(0.34)	-		(2.39)	(2.39)	12.59	(2.09%	)	132,697	1.49%		N/A		0.11%		39%
Class N
06/30/12 ≈	$12.07	$0.01	$0.58	$0.59	$-		$-	$-	$12.66	4.89%	**	$136	1.86%	*	1.78%	*#	0.09%		17%	**
12/31/11	13.05	(0.07)	(0.38)	(0.45)	-		(0.53)	(0.53)	12.07	(3.30%	)	675	1.87%		1.79%	#	(0.51%	)	32%
12/31/10	10.67	(0.04)	2.43	2.39	(0.01)		-	(0.01)	13.05	22.38%		817	1.80%		1.79%	#	(0.34%	)	43%
12/31/09	8.44	(0.01)	2.25	2.24	(0.01)		-	(0.01)	10.67	26.49%		1,590	1.80%		N/A		(0.10%	)	30%
12/31/08	12.31	(0.02)	(3.44)	(3.46)	-		(0.41)	(0.41)	8.44	(28.18%	)	1,101	1.79%		N/A		(0.16%	)	37%
12/31/07	15.08	(0.02)	(0.36)	(0.38)	-		(2.39)	(2.39)	12.31	(2.40%	)	1,633	1.79%		N/A		(0.13%	)	39%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders								Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income		From net realized gains	Total distributions		Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
06/30/12 ≈	$14.27	$(0.01)		$1.21	$1.20	$-		$-	$-		$15.47	8.41%	**	$223,640	0.83%	*	0.73%	*#	(0.17%	) *	19%	**
12/31/11	15.76	(0.03)		(0.29)	(0.32)	-		(1.17)	(1.17)		14.27	(1.74%	)	150,571	0.84%		0.74%	#	(0.20%	)	38%
12/31/10 +	14.67	(0.00	) †	1.09	1.09	-		-	-		15.76	7.43%	**	108	0.85%	*	0.75%	*#	(0.02%	) *	52%	~
Class S
06/30/12 ≈	$14.25	$(0.02)		$1.20	$1.18	$-		$-	$-		$15.43	8.28%	**	$451,516	0.96%	*	0.86%	*#	(0.31%	) *	19%	**
12/31/11	15.76	(0.06)		(0.28)	(0.34)	-		(1.17)	(1.17)		14.25	(1.86%	)	442,760	0.96%		0.86%	#	(0.38%	)	38%
12/31/10	12.31	(0.04)		3.49	3.45	-		-	-		15.76	28.03%		536,407	0.88%		0.86%	#	(0.26%	)	52%
12/31/09	8.49	(0.03)		3.85	3.82	(0.00	) †	-	(0.00	) †	12.31	45.00%		364,961	0.87%		N/A		(0.26%	)	55%
12/31/08	15.28	(0.02)		(6.16)	(6.18)	-		(0.61)	(0.61)		8.49	(41.00%	)	221,677	0.86%		N/A		(0.18%	)	33%
12/31/07	14.50	(0.00	) †	2.34	2.34	-		(1.56)	(1.56)		15.28	16.32%		398,427	0.86%		N/A		(0.03%	)	41%
Class Y
06/30/12 ≈	$14.10	$(0.03)		$1.20	$1.17	$-		$-	$-		$15.27	8.30%	**	$201,455	1.05%	*	0.95%	*#	(0.40%	) *	19%	**
12/31/11	15.63	(0.07)		(0.29)	(0.36)	-		(1.17)	(1.17)		14.10	(2.01%	)	182,810	1.05%		0.95%	#	(0.47%	)	38%
12/31/10	12.22	(0.05)		3.46	3.41	-		-	-		15.63	27.91%		207,536	0.97%		0.95%	#	(0.36%	)	52%
12/31/09	8.43	(0.03)		3.82	3.79	-		-	-		12.22	44.96%		161,421	0.96%		N/A		(0.34%	)	55%
12/31/08	15.19	(0.04)		(6.11)	(6.15)	-		(0.61)	(0.61)		8.43	(41.05%	)	105,886	0.95%		N/A		(0.28%	)	33%
12/31/07	14.43	(0.01)		2.32	2.31	-		(1.55)	(1.55)		15.19	16.15%		229,983	0.94%		N/A		(0.07%	)	41%
Class L
06/30/12 ≈	$13.82	$(0.04)		$1.18	$1.14	$-		$-	$-		$14.96	8.25%	**	$345,246	1.20%	*	1.10%	*#	(0.55%	) *	19%	**
12/31/11	15.37	(0.10)		(0.28)	(0.38)	-		(1.17)	(1.17)		13.82	(2.18%	)	328,331	1.20%		1.10%	#	(0.63%	)	38%
12/31/10	12.03	(0.07)		3.41	3.34	-		-	-		15.37	27.76%		450,117	1.12%		1.10%	#	(0.51%	)	52%
12/31/09	8.32	(0.05)		3.76	3.71	-		-	-		12.03	44.59%		362,500	1.11%		N/A		(0.50%	)	55%
12/31/08	15.02	(0.05)		(6.04)	(6.09)	-		(0.61)	(0.61)		8.32	(41.12%	)	258,165	1.10%		N/A		(0.43%	)	33%
12/31/07	14.28	(0.03)		2.29	2.26	-		(1.52)	(1.52)		15.02	15.99%		546,924	1.09%		N/A		(0.21%	)	41%
Class A
06/30/12 ≈	$13.39	$(0.06)		$1.14	$1.08	$-		$-	$-		$14.47	8.07%	**	$348,691	1.45%	*	1.35%	*#	(0.80%	) *	19%	**
12/31/11	14.96	(0.13)		(0.27)	(0.40)	-		(1.17)	(1.17)		13.39	(2.37%	)	329,974	1.45%		1.35%	#	(0.87%	)	38%
12/31/10	11.74	(0.10)		3.32	3.22	-		-	-		14.96	27.43%		381,775	1.37%		1.35%	#	(0.77%	)	52%
12/31/09	8.14	(0.07)		3.67	3.60	-		-	-		11.74	44.23%		308,326	1.36%		N/A		(0.75%	)	55%
12/31/08	14.75	(0.08)		(5.92)	(6.00)	-		(0.61)	(0.61)		8.14	(41.26%	)	211,358	1.35%		N/A		(0.67%	)	33%
12/31/07	14.05	(0.07)		2.26	2.19	-		(1.49)	(1.49)		14.75	15.74%		397,924	1.34%		N/A		(0.47%	)	41%
Class N
06/30/12 ≈	$12.95	$(0.08)		$1.11	$1.03	$-		$-	$-		$13.98	7.95%	**	$2,014	1.75%	*	1.65%	*#	(1.10%	) *	19%	**
12/31/11	14.56	(0.17)		(0.27)	(0.44)	-		(1.17)	(1.17)		12.95	(2.71%	)	2,052	1.75%		1.65%	#	(1.18%	)	38%
12/31/10	11.46	(0.13)		3.23	3.10	-		-	-		14.56	27.05%		2,446	1.67%		1.65%	#	(1.07%	)	52%
12/31/09	7.97	(0.10)		3.59	3.49	-		-	-		11.46	43.79%		2,117	1.66%		N/A		(1.05%	)	55%
12/31/08	14.50	(0.12)		(5.80)	(5.92)	-		(0.61)	(0.61)		7.97	(41.42%	)	1,207	1.65%		N/A		(0.97%	)	33%
12/31/07	13.84	(0.12)		2.22	2.10	-		(1.44)	(1.44)		14.50	15.36%		3,923	1.65%		N/A		(0.79%	)	41%

*	Annualized.
**	Percentage represents results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Tax return of capital		Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
06/30/12 ≈	$14.16	$(0.03)		$1.24	$1.21	$-	$-		$-	$15.37	8.55%	**	$129,512	0.92%	*	0.87%	*#	(0.44%	) *	47%	**
12/31/11	17.26	(0.06)		(0.96)	(1.02)	(2.08)	-		(2.08)	14.16	(5.41%	)	119,706	0.92%		0.87%	#	(0.36%	)	88%
12/31/10 +	16.06	0.00	†	1.34	1.34	(0.14)	-		(0.14)	17.26	8.38%	**	108	0.94%	*	0.89%	*#	0.11%	*	99%	~
Class S
06/30/12 ≈	$14.14	$(0.04)		$1.24	$1.20	$-	$-		$-	$15.34	8.49%	**	$466,642	1.02%	*	0.97%	*#	(0.53%	) *	47%	**
12/31/11	17.25	(0.09)		(0.94)	(1.03)	(2.08)	-		(2.08)	14.14	(5.47%	)	429,979	1.02%		0.97%	#	(0.53%	)	88%
12/31/10	14.13	(0.07)		3.33	3.26	(0.14)	-		(0.14)	17.25	23.11%		575,724	0.98%		0.98%	##	(0.45%	)	99%
12/31/09	10.14	(0.06)		4.05	3.99	-	-		-	14.13	39.35%		263,305	0.99%		N/A		(0.51%	)	91%
12/31/08	16.82	0.01		(6.69)	(6.68)	-	-		-	10.14	(39.71%	)	178,508	0.98%		N/A		0.10%		92%
12/31/07	16.64	(0.05)		1.71	1.66	(1.48)	(0.00	) †	(1.48)	16.82	10.14%		341,265	0.97%		N/A		(0.26%	)	70%
Class Y
06/30/12 ≈	$13.87	$(0.05)		$1.22	$1.17	$-	$-		$-	$15.04	8.44%	**	$63,410	1.16%	*	1.11%	*#	(0.67%	) *	47%	**
12/31/11	17.00	(0.12)		(0.93)	(1.05)	(2.08)	-		(2.08)	13.87	(5.68%	)	64,304	1.16%		1.11%	#	(0.68%	)	88%
12/31/10	13.94	(0.09)		3.29	3.20	(0.14)	-		(0.14)	17.00	23.00%		82,815	1.12%		1.12%	##	(0.64%	)	99%
12/31/09	10.02	(0.07)		3.99	3.92	-	-		-	13.94	39.12%		86,922	1.13%		N/A		(0.65%	)	91%
12/31/08	16.64	(0.00	) †	(6.62)	(6.62)	-	-		-	10.02	(39.78%	)	69,313	1.12%		N/A		(0.03%	)	92%
12/31/07	16.48	(0.07)		1.68	1.61	(1.45)	(0.00	) †	(1.45)	16.64	9.99%		121,462	1.11%		N/A		(0.41%	)	70%
Class L
06/30/12 ≈	$13.58	$(0.06)		$1.19	$1.13	$-	$-		$-	$14.71	8.32%	**	$54,062	1.31%	*	1.26%	*#	(0.82%	) *	47%	**
12/31/11	16.71	(0.14)		(0.91)	(1.05)	(2.08)	-		(2.08)	13.58	(5.77%	)	50,193	1.31%		1.26%	#	(0.83%	)	88%
12/31/10	13.73	(0.11)		3.23	3.12	(0.14)	-		(0.14)	16.71	22.77%		61,655	1.27%		1.27%	##	(0.78%	)	99%
12/31/09	9.88	(0.09)		3.94	3.85	-	-		-	13.73	38.97%		59,458	1.28%		N/A		(0.80%	)	91%
12/31/08	16.43	(0.02)		(6.53)	(6.55)	-	-		-	9.88	(39.90%	)	60,124	1.27%		N/A		(0.16%	)	92%
12/31/07	16.29	(0.10)		1.67	1.57	(1.43)	(0.00	) †	(1.43)	16.43	9.90%		111,010	1.26%		N/A		(0.55%	)	70%
Class A
06/30/12 ≈	$13.09	$(0.08)		$1.16	$1.08	$-	$-		$-	$14.17	8.25%	**	$70,159	1.56%	*	1.51%	*#	(1.07%	) *	47%	**
12/31/11	16.23	(0.18)		(0.88)	(1.06)	(2.08)	-		(2.08)	13.09	(6.01%	)	70,773	1.56%		1.51%	#	(1.12%	)	88%
12/31/10	13.38	(0.15)		3.14	2.99	(0.14)	-		(0.14)	16.23	22.39%		91,525	1.52%		1.52%	##	(1.02%	)	99%
12/31/09	9.65	(0.11)		3.84	3.73	-	-		-	13.38	38.65%		75,428	1.53%		N/A		(1.05%	)	91%
12/31/08	16.09	(0.06)		(6.38)	(6.44)	-	-		-	9.65	(40.02%	)	60,323	1.52%		N/A		(0.42%	)	92%
12/31/07	15.98	(0.14)		1.63	1.49	(1.38)	(0.00	) †	(1.38)	16.09	9.58%		112,757	1.51%		N/A		(0.81%	)	70%
Class N
06/30/12 ≈	$12.61	$(0.09)		$1.11	$1.02	$-	$-		$-	$13.63	8.09%	**	$418	1.86%	*	1.81%	*#	(1.38%	) *	47%	**
12/31/11	15.77	(0.21)		(0.87)	(1.08)	(2.08)	-		(2.08)	12.61	(6.32%	)	426	1.86%		1.81%	#	(1.37%	)	88%
12/31/10	13.04	(0.18)		3.05	2.87	(0.14)	-		(0.14)	15.77	22.05%		466	1.82%		1.82%	##	(1.33%	)	99%
12/31/09	9.43	(0.15)		3.76	3.61	-	-		-	13.04	38.28%		515	1.83%		N/A		(1.36%	)	91%
12/31/08	15.78	(0.11)		(6.24)	(6.35)	-	-		-	9.43	(40.24%	)	317	1.82%		N/A		(0.82%	)	92%
12/31/07	15.70	(0.19)		1.61	1.42	(1.34)	(0.00	) †	(1.34)	15.78	9.28%		1,105	1.81%		N/A		(1.11%	)	70%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.82	$(0.03)	$0.58	$0.55	$-	$-	$10.37	5.50%	**	$39,594	1.13%	*	(0.64%	) *	48%	**
12/31/11	10.01	(0.07)	(0.12)	(0.19)	-	-	9.82	(1.90%	)	39,408	1.14%		(0.74%	)	94%
12/31/10	7.49	(0.05)	2.57	2.52	-	-	10.01	33.64%		30,487	1.13%		(0.60%	)	98%
12/31/09	5.70	(0.02)	1.81	1.79	-	-	7.49	31.40%		21,869	1.17%		(0.25%	)	120%
12/31/08	10.07	(0.04)	(4.27)	(4.31)	(0.06)	(0.06)	5.70	(43.07%	)	21,210	1.12%		(0.48%	)	129%
12/31/07	10.69	(0.07)	0.54	0.47	(1.09)	(1.09)	10.07	4.60%		49,168	1.09%		(0.60%	)	82%
Class Y
06/30/12 ≈	$9.78	$(0.04)	$0.58	$0.54	$-	$-	$10.32	5.42%	**	$2,568	1.17%	*	(0.68%	) *	48%	**
12/31/11	9.96	(0.08)	(0.10)	(0.18)	-	-	9.78	(1.81%	)	2,314	1.17%		(0.80%	)	94%
12/31/10	7.46	(0.06)	2.56	2.50	-	-	9.96	33.51%		2,659	1.17%		(0.73%	)	98%
12/31/09	5.68	(0.04)	1.82	1.78	-	-	7.46	31.34%		4,130	1.21%		(0.58%	)	120%
12/31/08	10.05	(0.04)	(4.27)	(4.31)	(0.06)	(0.06)	5.68	(43.10%	)	10,027	1.16%		(0.53%	)	129%
12/31/07	10.65	(0.07)	0.54	0.47	(1.07)	(1.07)	10.05	4.55%		9,779	1.13%		(0.65%	)	82%
Class L
06/30/12 ≈	$9.62	$(0.04)	$0.57	$0.53	$-	$-	$10.15	5.30%	**	$5,251	1.32%	*	(0.82%	) *	48%	**
12/31/11	9.83	(0.10)	(0.11)	(0.21)	-	-	9.62	(2.03%	)	5,018	1.32%		(0.99%	)	94%
12/31/10	7.38	(0.06)	2.51	2.45	-	-	9.83	33.20%		17,323	1.32%		(0.78%	)	98%
12/31/09	5.63	(0.03)	1.78	1.75	-	-	7.38	31.08%		10,178	1.36%		(0.43%	)	120%
12/31/08	9.96	(0.05)	(4.22)	(4.27)	(0.06)	(0.06)	5.63	(43.08%	)	8,625	1.31%		(0.64%	)	129%
12/31/07	10.57	(0.09)	0.54	0.45	(1.06)	(1.06)	9.96	4.39%		36,372	1.28%		(0.78%	)	82%
Class A
06/30/12 ≈	$9.37	$(0.05)	$0.54	$0.49	$-	$-	$9.86	5.23%	**	$8,631	1.57%	*	(1.08%	) *	48%	**
12/31/11	9.58	(0.12)	(0.09)	(0.21)	-	-	9.37	(2.19%	)	9,153	1.57%		(1.20%	)	94%
12/31/10	7.21	(0.08)	2.45	2.37	-	-	9.58	32.87%		13,123	1.57%		(1.08%	)	98%
12/31/09	5.51	(0.04)	1.74	1.70	-	-	7.21	30.85%		13,340	1.61%		(0.69%	)	120%
12/31/08	9.78	(0.07)	(4.14)	(4.21)	(0.06)	(0.06)	5.51	(43.26%	)	13,367	1.56%		(0.91%	)	129%
12/31/07	10.40	(0.11)	0.52	0.41	(1.03)	(1.03)	9.78	4.09%		49,662	1.53%		(1.04%	)	82%
Class N
06/30/12 ≈	$9.10	$(0.07)	$0.53	$0.46	$-	$-	$9.56	5.05%	**	$143	1.87%	*	(1.38%	) *	48%	**
12/31/11	9.33	(0.14)	(0.09)	(0.23)	-	-	9.10	(2.47%	)	240	1.88%		(1.49%	)	94%
12/31/10	7.04	(0.10)	2.39	2.29	-	-	9.33	32.53%		249	1.87%		(1.33%	)	98%
12/31/09	5.40	(0.06)	1.70	1.64	-	-	7.04	30.37%		159	1.91%		(0.98%	)	120%
12/31/08	9.61	(0.09)	(4.06)	(4.15)	(0.06)	(0.06)	5.40	(43.46%	)	154	1.86%		(1.21%	)	129%
12/31/07	10.20	(0.14)	0.51	0.37	(0.96)	(0.96)	9.61	3.85%		391	1.83%		(1.34%	)	82%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$5.70	$0.14	$0.06	$0.20	$-	$-	$-	$5.90	3.51%	**	$136,897	1.08%	*	0.99%	*#	4.71%	*	25%	**
12/31/11	7.08	0.15	(1.35)	(1.20)	(0.18)	-	(0.18)	5.70	(16.84%	)	121,002	1.09%		0.99%	#	2.24%		140%
12/31/10	6.94	0.10	0.27	0.37	(0.23)	-	(0.23)	7.08	5.39%		102,970	1.11%		0.99%	#	1.57%		65%
12/31/09	4.98	0.11	1.92	2.03	(0.07)	-	(0.07)	6.94	40.70%		93,253	1.10%		0.99%	#	2.00%		61%
12/31/08	10.50	0.25	(5.77)	(5.52)	-	-	-	4.98	(52.57%	)	60,987	1.06%		0.99%	#	3.02%		34%
12/31/07	10.06	0.21	0.67	0.88	(0.23)	(0.21)	(0.44)	10.50	8.86%		114,090	1.09%		0.99%	#	1.94%		18%
Class Y
06/30/12 ≈	$5.84	$0.14	$0.06	$0.20	$-	$-	$-	$6.04	3.42%	**	$61	1.18%	*	1.09%	*#	4.62%	*	25%	**
12/31/11	7.06	0.19	(1.40)	(1.21)	(0.01)	-	(0.01)	5.84	(17.11%	)	55	1.19%		1.09%	#	2.69%		140%
12/31/10	6.93	0.10	0.25	0.35	(0.22)	-	(0.22)	7.06	5.15%		7,467	1.21%		1.09%	#	1.46%		65%
12/31/09	4.97	0.11	1.91	2.02	(0.06)	-	(0.06)	6.93	40.65%		7,034	1.20%		1.09%	#	1.93%		61%
12/31/08	10.49	0.12	(5.64)	(5.52)	-	-	-	4.97	(52.62%	)	5,478	1.16%		1.09%	#	1.83%		34%
12/31/07	10.06	0.15	0.72	0.87	(0.23)	(0.21)	(0.44)	10.49	8.73%		846	1.19%		1.09%	#	1.37%		18%
Class L
06/30/12 ≈	$5.79	$0.14	$0.05	$0.19	$-	$-	$-	$5.98	3.46%	**	$2,638	1.33%	*	1.17%	*#	4.52%	*	25%	**
12/31/11	7.06	0.21	(1.41)	(1.20)	(0.07)	-	(0.07)	5.79	(17.06%	)	2,113	1.34%		1.17%	#	2.91%		140%
12/31/10	6.93	0.09	0.26	0.35	(0.22)	-	(0.22)	7.06	5.06%		33,000	1.36%		1.17%	#	1.38%		65%
12/31/09	4.97	0.11	1.90	2.01	(0.05)	-	(0.05)	6.93	40.55%		32,559	1.35%		1.17%	#	1.98%		61%
12/31/08	10.50	0.23	(5.76)	(5.53)	-	-	-	4.97	(52.67%	)	23,604	1.31%		1.17%	#	2.76%		34%
12/31/07	10.06	0.20	0.66	0.86	(0.21)	(0.21)	(0.42)	10.50	8.66%		48,459	1.34%		1.17%	#	1.88%		18%
Class A
06/30/12 ≈	$5.69	$0.12	$0.07	$0.19	$-	$-	$-	$5.88	3.34%	**	$666	1.58%	*	1.42%	*#	4.09%	*	25%	**
12/31/11	7.05	0.13	(1.34)	(1.21)	(0.15)	-	(0.15)	5.69	(17.13%	)	873	1.59%		1.42%	#	1.99%		140%
12/31/10	6.91	0.08	0.25	0.33	(0.19)	-	(0.19)	7.05	4.90%		1,296	1.61%		1.42%	#	1.17%		65%
12/31/09	4.95	0.11	1.85	1.96	-	-	-	6.91	39.60%		1,721	1.60%		1.42%	#	2.10%		61%
12/31/08	10.48	0.24	(5.77)	(5.53)	-	-	-	4.95	(52.77%	)	40,897	1.56%		1.42%	#	3.00%		34%
12/31/07	10.06	0.14	0.70	0.84	(0.21)	(0.21)	(0.42)	10.48	8.38%		394	1.59%		1.42%	#	1.30%		18%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class Z
06/30/12 ≈	$6.26	$0.12		$0.23	$0.35	$-	$-	$-	$-	$6.61	5.59%	**	$256,050	1.16%	*	0.85%	*#	3.49%	*	18%	**
12/31/11	7.34	0.07		(1.02)	(0.95)	(0.13)	-	-	(0.13)	6.26	(12.97%	)	242,149	1.18%		0.86%	#	1.03%		55%
12/31/10 +	7.13	(0.00	) †	0.21	0.21	-	-	-	-	7.34	2.95%	**	103	1.20%	*	0.95%	*#	(0.04%	)	40%	~
Class S
06/30/12 ≈	$6.26	$0.11		$0.23	$0.34	$-	$-	$-	$-	$6.60	5.43%	**	$115,222	1.44%	*	1.13%	*#	3.27%	*	18%	**
12/31/11	7.34	0.14		(1.10)	(0.96)	(0.12)	-	-	(0.12)	6.26	(13.09%	)	99,517	1.43%		1.14%	#	1.90%		55%
12/31/10	6.72	0.08		0.64	0.72	(0.10)	-	-	(0.10)	7.34	10.97%		276,053	1.19%		1.16%	#	1.15%		40%
12/31/09	4.74	0.08		1.90	1.98	-	-	-	-	6.72	41.77%		257,075	1.17%		N/A		1.40%		61%
12/31/08	11.48	0.22		(4.63)	(4.41)	(0.55)	(0.34)	(1.44)	(2.33)	4.74	(39.09%	)	206,904	1.15%		N/A		2.33%		63%
12/31/07	12.94	0.20		0.35	0.55	(0.11)	(1.90)	-	(2.01)	11.48	4.21%		505,917	1.15%		N/A		1.50%		44%
Class Y
06/30/12 ≈	$6.23	$0.10		$0.23	$0.33	$-	$-	$-	$-	$6.56	5.30%	**	$77,789	1.49%	*	1.18%	*#	3.12%	*	18%	**
12/31/11	7.31	0.11		(1.07)	(0.96)	(0.12)	-	-	(0.12)	6.23	(13.16%	)	75,356	1.49%		1.19%	#	1.60%		55%
12/31/10	6.69	0.07		0.65	0.72	(0.10)	-	-	(0.10)	7.31	10.97%		83,409	1.24%		1.21%	#	1.10%		40%
12/31/09	4.72	0.07		1.90	1.97	-	-	-	-	6.69	41.74%		97,912	1.22%		N/A		1.28%		61%
12/31/08	11.45	0.22		(4.63)	(4.41)	(0.54)	(0.34)	(1.44)	(2.32)	4.72	(39.15%	)	68,982	1.20%		N/A		2.33%		63%
12/31/07	12.91	0.24		0.30	0.54	(0.10)	(1.90)	-	(2.00)	11.45	4.14%		163,726	1.20%		N/A		1.76%		44%
Class L
06/30/12 ≈	$6.22	$0.10		$0.23	$0.33	$-	$-	$-	$-	$6.55	5.31%	**	$28,018	1.54%	*	1.23%	*#	3.14%	*	18%	**
12/31/11	7.28	0.14		(1.10)	(0.96)	(0.10)	-	-	(0.10)	6.22	(13.21%	)	26,070	1.53%		1.23%	#	1.97%		55%
12/31/10	6.66	0.07		0.64	0.71	(0.09)	-	-	(0.09)	7.28	10.95%		149,245	1.38%		1.26%	#	1.04%		40%
12/31/09	4.70	0.07		1.89	1.96	-	-	-	-	6.66	41.70%		151,443	1.37%		1.27%	#	1.41%		61%
12/31/08	11.42	0.21		(4.61)	(4.40)	(0.55)	(0.34)	(1.43)	(2.32)	4.70	(39.21%	)	149,950	1.35%		1.25%	#	2.22%		63%
12/31/07	12.88	0.20		0.33	0.53	(0.09)	(1.90)	-	(1.99)	11.42	4.05%		328,071	1.35%		1.25%	#	1.47%		44%
Class A
06/30/12 ≈	$6.16	$0.09		$0.23	$0.32	$-	$-	$-	$-	$6.48	5.37%	**	$44,801	1.79%	*	1.48%	*#	2.84%	*	18%	**
12/31/11	7.23	0.09		(1.06)	(0.97)	(0.10)	-	-	(0.10)	6.16	(13.60%	)	42,720	1.79%		1.49%	#	1.33%		55%
12/31/10	6.61	0.05		0.65	0.70	(0.08)	-	-	(0.08)	7.23	10.75%		59,596	1.63%		1.51%	#	0.81%		40%
12/31/09	4.68	0.05		1.88	1.93	-	-	-	-	6.61	41.24%		63,979	1.62%		1.52%	#	1.03%		61%
12/31/08	11.33	0.15		(4.52)	(4.37)	(0.53)	(0.34)	(1.41)	(2.28)	4.68	(39.25%	)	48,153	1.60%		1.50%	#	1.57%		63%
12/31/07	12.80	0.17		0.31	0.48	(0.05)	(1.90)	-	(1.95)	11.33	3.71%		261,364	1.60%		1.50%	#	1.27%		44%
Class N
06/30/12 ≈	$6.11	$0.09		$0.22	$0.31	$-	$-	$-	$-	$6.42	5.07%	**	$299	2.09%	*	1.78%	*#	2.68%	*	18%	**
12/31/11	7.15	0.07		(1.05)	(0.98)	(0.06)	-	-	(0.06)	6.11	(13.78%	)	238	2.09%		1.79%	#	0.98%		55%
12/31/10	6.48	0.02		0.65	0.67	-	-	-	-	7.15	10.34%		238	1.92%		1.81%	#	0.37%		40%
12/31/09	4.60	0.04		1.84	1.88	-	-	-	-	6.48	40.87%		963	1.92%		1.82%	#	0.79%		61%
12/31/08	11.19	0.15		(4.49)	(4.34)	(0.52)	(0.34)	(1.39)	(2.25)	4.60	(39.45%	)	892	1.90%		1.80%	#	1.58%		63%
12/31/07	12.67	0.12		0.33	0.45	(0.03)	(1.90)	-	(1.93)	11.19	3.47%		3,122	1.90%		1.80%	#	0.91%		44%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 15, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 18 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (formerly known as MassMutual Select Indexed Equity Fund) (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (formerly known as MassMutual Select NASDAQ-100® Fund) (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Class Z	Class I	Class S	Class Y	Class L	Class A	Class N
PIMCO Total Return Fund	7/6/2010	None	7/6/2010	7/6/2010	7/6/2010	7/6/2010	7/6/2010
Strategic Bond Fund	None	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
Diversified Value Fund	None	None	10/15/2004	10/15/2004	10/15/2004	10/15/2004	10/15/2004
Fundamental Value Fund	11/15/2010	None	12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
Large Cap Value Fund	None	None	5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
S&P 500 Index Fund	12/7/2011	5/1/2001*	3/1/1998	3/1/1998	7/1/1999	3/1/1998	12/31/2002
Focused Value Fund	11/15/2010	None	5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Fundamental Growth Fund	None	None	5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Blue Chip Growth Fund	None	None	6/1/2001	6/1/2001	6/1/2001	6/1/2001	12/31/2002
Growth Opportunities Fund	12/7/2011	None	5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Mid-Cap Value Fund	12/7/2011	None	8/29/2006	8/29/2006	8/29/2006	8/29/2006	8/29/2006
Small Cap Value Equity Fund	None	None	3/31/2006	3/31/2006	3/31/2006	3/31/2006	3/31/2006
Small Company Value Fund	11/15/2010	None	12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
Mid Cap Growth Equity II Fund	11/15/2010	None	6/1/2000	6/1/2000	6/1/2000	6/1/2000	12/31/2002
Small Cap Growth Equity Fund	11/15/2010	None	5/3/1999	5/3/1999	5/3/1999	5/3/1999	12/31/2002
Small Company Growth Fund	None	None	12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
Diversified International Fund	None	None	12/14/2006	12/14/2006	12/14/2006	12/14/2006	None**
Overseas Fund	11/15/2010	None	5/1/2001	5/1/2001	5/1/2001	5/1/2001	12/31/2002

*	Class Z shares were renamed to Class I shares on September 30, 2011.
**	Class N shares were eliminated as of January 19, 2012.

Notes to Financial Statements (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, S&P 500 Index Fund, Focused Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, and Small Company Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2012. The PIMCO Total Return Fund characterized all securities sold short at Level 2, as of June 30, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2012, for the remaining Funds’ investments and the PIMCO Total Return Fund’s other investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Equities
Preferred Stock
Utilities	$21,160,000	$-	$-	$21,160,000

Total Preferred Stock	21,160,000	-	-	21,160,000

Total Equities	21,160,000	-	-	21,160,000

Bonds & Notes
Total Bank Loans	-	351,687	-	351,687

Total Corporate Debt	-	745,251,792	-	745,251,792

Total Municipal Obligations	-	64,877,996	-	64,877,996

Non-U.S. Government Agency Obligations
Commercial MBS	-	92,271,529	-	92,271,529
Other ABS	-	4,679,801	-	4,679,801
Student Loans ABS	-	18,499,848	-	18,499,848
WL Collateral CMO	-	50,173,181	-	50,173,181

Total Non-U.S. Government Agency Obligations	-	165,624,359	-	165,624,359

Total Sovereign Debt Obligations	-	62,787,282	-	62,787,282

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	1,001,297,510	-	1,001,297,510

Total U.S. Government Agency Obligations and Instrumentalities	-	1,001,297,510	-	1,001,297,510

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$577,456,340	$-	$577,456,340

Total U.S. Treasury Obligations	-	577,456,340	-	577,456,340

Total Bonds & Notes	-	2,617,646,966	-	2,617,646,966

Total Long-Term Investments	21,160,000	2,617,646,966	-	2,638,806,966

Total Short-Term Investments	-	69,981,278	-	69,981,278

Total Investments	$21,160,000	$2,687,628,244	$-	$2,708,788,244

Strategic Bond Fund
Equities
Preferred Stock
Financial	$237,779	$-	$-	$237,779

Total Preferred Stock	237,779	-	-	237,779

Total Equities	237,779	-	-	237,779

Bonds & Notes
Total Corporate Debt	-	61,224,906	33,500	61,258,406

Total Municipal Obligations	-	1,752,047	-	1,752,047

Non-U.S. Government Agency Obligations
Agency Collateral CMO	-	9,785,630	-	9,785,630
Automobile ABS	-	712,495	-	712,495
Commercial MBS	-	2,546,426	-	2,546,426
Home Equity ABS	-	3,009,779	-	3,009,779
Manufactured Housing ABS	-	1,945,379	-	1,945,379
Other ABS	-	228,403	-	228,403
Student Loans ABS	-	2,606,399	-	2,606,399
WL Collateral CMO	-	7,228,697	-	7,228,697

Total Non-U.S. Government Agency Obligations	-	28,063,208	-	28,063,208

Total Sovereign Debt Obligations	-	5,616,901	-	5,616,901

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	1,900,458	-	1,900,458
Pass-Through Securities	-	45,392,095	-	45,392,095

Total U.S. Government Agency Obligations and Instrumentalities	-	47,292,553	-	47,292,553

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	26,190,123	-	26,190,123

Total U.S. Treasury Obligations	-	26,190,123	-	26,190,123

Total Bonds & Notes	-	170,139,738	33,500	170,173,238

Purchased Options
Options on Futures	13,688	-	-	13,688
Swaptions	-	6,602	-	6,602

Total Purchased Options	13,688	6,602	-	20,290

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Strategic Bond Fund (Continued)
Warrants

Energy	$2,335	$-	$-		$2,335

Total Warrants	2,335	-	-		2,335

Total Long-Term Investments	253,802	170,146,340	33,500		170,433,642

Total Short-Term Investments	-	20,598,835	-		20,598,835

Total Investments	$253,802	$190,745,175	$33,500		$191,032,477

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$61,667,806	$-	$-		$61,667,806
Communications	107,320,961	-	-		107,320,961
Consumer, Cyclical	114,382,830	-	-		114,382,830
Consumer, Non-cyclical	260,251,248	-	-		260,251,248
Energy	159,870,344	-	-		159,870,344
Financial	267,368,846	10,421,431	-		277,790,277
Industrial	129,292,131	7,187,544	-		136,479,675
Technology	83,562,615	-	-		83,562,615
Utilities	42,255,901	-	-		42,255,901

Total Common Stock	1,225,972,682	17,608,975	-		1,243,581,657

Total Equities	1,225,972,682	17,608,975	-		1,243,581,657

Total Long-Term Investments	1,225,972,682	17,608,975	-		1,243,581,657

Total Short-Term Investments	-	19,050,828	-		19,050,828

Total Investments	$1,225,972,682	$36,659,803	$-		$1,262,632,485

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$21,217,213	$5,259,536	$-	+	$26,476,749
Communications	37,170,845	-	-		37,170,845
Consumer, Cyclical	74,062,132	3,472,189	-		77,534,321
Consumer, Non-cyclical	46,617,601	7,941,195	-		54,558,796
Diversified	-	6,407,443	-		6,407,443
Energy	40,131,253	2,032,374	-		42,163,627
Financial	146,242,231	18,095,006	-		164,337,237
Industrial	7,486,443	5,366,562	-		12,853,005
Technology	21,091,678	-	-		21,091,678

Total Common Stock	394,019,396	48,574,305	-		442,593,701

Total Equities	394,019,396	48,574,305	-		442,593,701

Bonds & Notes
Corporate Debt	-	-	368,920		368,920

Total Bonds & Notes	-	-	368,920		368,920

+	Represents security at $0 value as of June 30, 2012.

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Large Cap Value Fund (Continued)
Total Long-Term Investments	$394,019,396	$48,574,305	$368,920	$442,962,621

Total Short-Term Investments	-	25,574,164	-	25,574,164

Total Investments	$394,019,396	$74,148,469	$368,920	$468,536,785

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$38,972,898	$-	$-	$38,972,898
Communications	174,048,992	8,631,767	3,719,772	186,400,531
Consumer, Cyclical	145,629,292	-	-	145,629,292
Consumer, Non-cyclical	137,093,617	-	-	137,093,617
Energy	42,199,185	-	-	42,199,185
Financial	76,365,377	-	-	76,365,377
Industrial	105,981,385	-	-	105,981,385
Technology	139,712,554	-	-	139,712,554

Total Common Stock	860,003,300	8,631,767	3,719,772	872,354,839

Total Equities	860,003,300	8,631,767	3,719,772	872,354,839

Total Mutual Funds	1,603	-	-	1,603

Total Long-Term Investments	860,004,903	8,631,767	3,719,772	872,356,442

Total Short-Term Investments	-	8,735,577	-	8,735,577

Total Investments	$860,004,903	$17,367,344	$3,719,772	$881,092,019

Small Company Value Fund
Equities
Common Stock
Basic Materials	$33,839,637	$-	$-	$33,839,637
Communications	18,103,873	-	-	18,103,873
Consumer, Cyclical	61,731,401	-	-	61,731,401
Consumer, Non-cyclical	58,426,279	-	-	58,426,279
Energy	30,887,159	-	-	30,887,159
Financial	119,054,347	-	-	119,054,347
Industrial	102,753,150	-	-	102,753,150
Technology	23,650,276	-	-	23,650,276
Utilities	21,309,664	-	-	21,309,664

Total Common Stock	469,755,786	-	-	469,755,786

Convertible Preferred Stock
Financial	-	1,730,023	-	1,730,023

Total Convertible Preferred Stock	-	1,730,023	-	1,730,023

Total Equities	469,755,786	1,730,023	-	471,485,809

Total Mutual Funds	2,059,097	-	-	2,059,097

Total Long-Term Investments	471,814,883	1,730,023	-	473,544,906

Total Short-Term Investments	-	10,855,282	-	10,855,282

Total Investments	$471,814,883	$12,585,305	$-	$484,400,188

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Equity II Fund
Equities
Common Stock
Basic Materials	$55,842,376	$-	$-	$55,842,376
Communications	98,794,190	-	296,059	99,090,249
Consumer, Cyclical	210,834,602	1,532,168	-	212,366,770
Consumer, Non-cyclical	404,854,944	-	-	404,854,944
Energy	95,466,685	814,802	-	96,281,487
Financial	100,583,129	-	-	100,583,129
Industrial	258,896,031	-	-	258,896,031
Technology	237,887,610	-	-	237,887,610
Utilities	16,642,080	-	-	16,642,080

Total Common Stock	1,479,801,647	2,346,970	296,059	1,482,444,676

Preferred Stock
Communications	-	-	8,066,517	8,066,517
Technology	-	714,528	-	714,528

Total Preferred Stock	-	714,528	8,066,517	8,781,045

Total Equities	1,479,801,647	3,061,498	8,362,576	1,491,225,721

Total Mutual Funds	11,826,940	-	-	11,826,940

Total Long-Term Investments	1,491,628,587	3,061,498	8,362,576	1,503,052,661

Total Short-Term Investments	-	71,874,275	-	71,874,275

Total Investments	$1,491,628,587	$74,935,773	$8,362,576	$1,574,926,936

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$14,902,483	$-	$-	$14,902,483
Communications	77,369,377	-	300,294	77,669,671
Consumer, Cyclical	119,969,997	-	-	119,969,997
Consumer, Non-cyclical	148,976,266	885,486	-	149,861,752
Energy	46,238,787	-	-	46,238,787
Financial	86,166,198	-	-	86,166,198
Industrial	130,473,265	-	-	130,473,265
Technology	121,506,914	-	-	121,506,914
Utilities	2,077,740	-	-	2,077,740

Total Common Stock	747,681,027	885,486	300,294	748,866,807

Total Equities	747,681,027	885,486	300,294	748,866,807

Total Mutual Funds	11,539,382	-	-	11,539,382

Total Long-Term Investments	759,220,409	885,486	300,294	760,406,189

Total Short-Term Investments	-	27,899,063	-	27,899,063

Total Investments	$759,220,409	$28,784,549	$300,294	$788,305,252

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Diversified International Fund
Equities
Common Stock
Basic Materials	$950,034	$9,879,949	$-	$10,829,983
Communications	839,474	11,819,008	-	12,658,482
Consumer, Cyclical	-	17,527,371	-	17,527,371
Consumer, Non-cyclical	1,149,913	16,240,707	-	17,390,620
Diversified	-	1,902,755	-	1,902,755
Energy	-	14,225,660	-	14,225,660
Financial	-	34,352,122	-	34,352,122
Industrial	-	12,563,358	-	12,563,358
Technology	-	5,664,083	-	5,664,083
Utilities	-	7,587,178	-	7,587,178

Total Common Stock	2,939,421	131,762,191	-	134,701,612

Preferred Stock
Consumer, Cyclical	-	1,607,989	-	1,607,989

Total Preferred Stock	-	1,607,989	-	1,607,989

Total Equities	2,939,421	133,370,180	-	136,309,601

Rights
Energy	48,366	-	-	48,366

Total Rights	48,366	-	-	48,366

Total Long-Term Investments	2,987,787	133,370,180	-	136,357,967

Total Short-Term Investments	-	1,629,440	-	1,629,440

Total Investments	$2,987,787	$134,999,620	$-	$137,987,407

Overseas Fund
Equities
Common Stock
Basic Materials	$789,412	$54,729,624	$-	$55,519,036
Communications	6,212,434	26,299,473	-	32,511,907
Consumer, Cyclical	2,774,475	67,684,920	-	70,459,395
Consumer, Non-cyclical	1,045,515	94,641,535	-	95,687,050
Diversified	-	6,926,060	-	6,926,060
Energy	-	26,420,172	-	26,420,172
Financial	5,490,447	112,529,795	-	118,020,242
Industrial	6,167,334	51,473,833	-	57,641,167
Technology	6,156,465	32,753,610	-	38,910,075
Utilities	-	8,149,289	-	8,149,289

Total Common Stock	28,636,082	481,608,311	-	510,244,393

Preferred Stock
Consumer, Cyclical	-	1,514,129	-	1,514,129

Total Preferred Stock	-	1,514,129	-	1,514,129

Total Equities	28,636,082	483,122,440	-	511,758,522

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Overseas Fund (Continued)
Rights
Energy	$45,173	$-	$-	$45,173

Total Rights	45,173	-	-	45,173

Total Long-Term Investments	28,681,255	483,122,440	-	511,803,695

Total Short-Term Investments	-	5,090,666	-	5,090,666

Total Investments	$28,681,255	$488,213,106	$-	$516,894,361

The following is the aggregate value by input level, as of June 30, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$693,425	$-	$693,425
Futures Contracts
Interest Rate Risk	205,905	-	-	205,905
Swap Agreements
Credit Risk	-	4,937,775	-	4,937,775
Interest Rate Risk	-	378,661	-	378,661
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	172,364	-	172,364
Futures Contracts
Interest Rate Risk	288,077	-	-	288,077
Swap Agreements
Interest Rate Risk	-	634	-	634
S&P 500 Index Fund
Futures Contracts
Equity Risk	1,775,496	-	-	1,775,496
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	620,261	-	620,261
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	2,168,843	-	2,168,843

Notes to Financial Statements (Unaudited) (Continued)

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(2,464,218)	$-	$(2,464,218)
Swap Agreements
Credit Risk	-	(4,406,317)	-	(4,406,317)
Interest Rate Risk	-	(158,682)	-	(158,682)
Written Options
Interest Rate Risk	(215,906)	(364,907)	-	(580,813)
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(45,582)	-	(45,582)
Futures Contracts
Interest Rate Risk	(298,240)	-	-	(298,240)
Swap Agreements
Credit Risk	-	(2,982)	-	(2,982)
Written Options
Interest Rate Risk	(6,320)	(768)	-	(7,088)
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	(630,755)	-	(630,755)
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	(963,163)	-	(963,163)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/12	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/12
Strategic Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$670,500	$-	$(1,638,973)	$1,649,023	$-	$(647,050)	$-	$-	$33,500	$10,500

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/12
Large Cap Value Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$4,335		$-	$-	$(4,335)	$-	$-	$-	$-	$-	**	$(4,335)
Bonds & Notes
Corporate Debt	417,040		-	-	(48,120)	-	-	-	-	368,920		(48,120)

	$421,375		$-	$-	$(52,455)	$-	$-	$-	$-	$368,920		$(52,455)

Blue Chip Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$3,918,959	$		$-	$(199,187)	$-	$-	$-	$-	$3,719,772		$(199,187)

Mid Cap Growth Equity II Fund
Long-Term Investments
Equities
Common Stock
Communications	$-		$-	$-	$-	$296,059	$-	$-	$-	$296,059		$-
Preferred Stock
Communications	7,278,537		-	-	(1,385,668)	2,173,648	-	-	-	8,066,517		(1,385,668)

	$7,278,537		$-	$-	$(1,385,668)	$2,469,707	$-	$-	$-	$8,362,576		$(1,385,668)

Small Cap Growth Equity Fund
Long-Term Investments
Equities
Common Stock
Communications	$-		$-	$-	$(92)	$300,386	$-	$-	$-	$300,294		$(92)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of June 30, 2012.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2012. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Diversified Value Fund	S&P 500 Index Fund	Fundamental Growth Fund	Growth Opportunities Fund	Diversified International Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A					A	A
Directional Exposures to Currencies	A	A
Futures Contracts**
Hedging/Risk Management	A	A					A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A		A	A		M	M

Interest Rate Swaps***
Hedging/Risk Management	A
Duration Management	A
Substitution for Direct Investment	A

Total Return Swaps****
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Substitution for Direct Investment		A
Market Access		A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Diversified Value Fund	S&P 500 Index Fund	Fundamental Growth Fund	Growth Opportunities Fund	Diversified International Fund	Overseas Fund
Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A
Duration/Credit Quality Management	A	A
Income	A	A
Substitution for Direct Investments	A	A

Options (Purchased)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A

Options (Written)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Income	A	A
Directional Investment		A

Rights and Warrants
Directional Investment		A				M
Result of a Corporate Action			A	A		A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

**	Includes any options purchased or written on futures contracts, if applicable.

***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

****	Includes any index swaps, if applicable.

At June 30, 2012, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts*	$-	$-	$693,425	$-	$693,425
Futures Contracts^^	-	-	-	205,905	205,905
Swap Agreements*,^^	4,937,775	-	-	378,661	5,316,436

Total Value	$4,937,775	$-	$693,425	$584,566	$6,215,766

Liability Derivatives
Forward Contracts^	$-	$-	$(2,464,218)	$-	$(2,464,218)
Swap Agreements^,^^	(4,406,317)	-	-	(158,682)	(4,564,999)
Written Options^	-	-	-	(580,813)	(580,813)

Total Value	$(4,406,317)	$-	$(2,464,218)	$(739,495)	$(7,610,030)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund (Continued)
Realized Gain (Loss)#
Forward Contracts	$-	$-	$7,930,983	$-	$7,930,983
Futures Contracts	-	-	-	5,337,281	5,337,281
Swap Agreements	(6,105,288)	-	-	4,189,907	(1,915,381)
Purchased Options	-	-	-	314,176	314,176
Written Options	-	-	-	681,045	681,045

Total Realized Gain (Loss)	$(6,105,288)	$-	$7,930,983	$10,522,409	$12,348,104

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(7,526,702)	$-	$(7,526,702)
Futures Contracts	-	-	-	(2,570,094)	(2,570,094)
Swap Agreements	8,002,187	-	-	(2,461,759)	5,540,428
Purchased Options	-	-	-	(121,000)	(121,000)
Written Options	-	-	-	254,038	254,038

Total Change in Appreciation (Depreciation)	$8,002,187	$-	$(7,526,702)	$(4,898,815)	$(4,423,330)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$404,283,883	$-	$404,283,883
Futures Contracts	-	-	-	1,080	1,080
Swap Agreements	$407,190,333	$-	$-	$84,750,000	$491,940,333
Purchased Options	-	-	-	76,700,000	76,700,000
Written Options	-	-	-	321,200,209	321,200,209

Strategic Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$172,364	$-	$172,364
Futures Contracts^^	-	-	-	288,077	288,077
Swap Agreements*	-	-	-	634	634
Purchased Options*	-	-	-	20,290	20,290
Warrants*	-	2,335	-	-	2,335

Total Value	$-	$2,335	$172,364	$309,001	$483,700

Liability Derivatives
Forward Contracts^	$-	$-	$(45,582)	$-	$(45,582)
Futures Contracts^^	-	-	-	(298,240)	(298,240)
Swap Agreements^	(2,982)	-	-	-	(2,982)
Written Options^	-	-	-	(7,088)	(7,088)

Total Value	$(2,982)	$-	$(45,582)	$(305,328)	$(353,892)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$315,477	$-	$315,477
Futures Contracts	-	-	-	(491,965)	(491,965)
Swap Agreements	37,033	-	-	(7,396)	29,637
Purchased Options	-	-	-	(24,417)	(24,417)
Written Options	-	-	-	91,291	91,291

Total Realized Gain (Loss)	$37,033	$-	$315,477	$(432,487)	$(79,977)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(160,184)	$-	$(160,184)
Futures Contracts	-	-	-	69,905	69,905
Swap Agreements	381	-	-	8,131	8,512
Purchased Options	-	-	-	(100,056)	(100,056)
Written Options	-	-	-	44,995	44,995

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund (Continued)
Warrants	-	893	-	-	893

Total Change in Appreciation (Depreciation)	$381	$893	$(160,184)	$22,975	$(135,935)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$8,378,466	$-	$8,378,466
Futures Contracts	-	-	-	618	618
Swap Agreements	$2,600,000	$-	$-	$645,860	$3,245,860
Purchased Options	-	-	-	2,704,976	2,704,976
Written Options	-	-	-	4,625,750	4,625,750
Warrants	-	258	-	-	258

Diversified Value Fund
Realized Gain (Loss)#
Rights	$-	$25,467	$-	$-	$25,467

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	36,823	-	-	36,823

S&P 500 Index Fund
Asset Derivatives
Futures Contracts^^	$-	$1,775,496	$-	$-	$1,775,496

Realized Gain (Loss)#
Futures Contracts	$-	$3,875,090	$-	$-	$3,875,090
Warrants	-	(27,696)	-	-	(27,696)

Total Realized Gain (Loss)	$-	$3,847,394	$-	$-	$3,847,394

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$1,539,786	$-	$-	$1,539,786

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	174	-	-	174
Warrants	-	89,287	-	-	89,287

Fundamental Growth Fund
Realized Gain (Loss)#
Futures Contracts^^	$-	$201,407	$-	$-	$201,407

Change in Apprecation (Depreciation)##
Futures Contracts	$-	$1,273	$-	$-	$1,273

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	32	-	-	32

Growth Opportunities Fund
Asset Derivatives
Warrants*	$-	$257,031	$-	$-	$257,031

Change in Appreciation (Depreciation)##
Warrants	$-	$29,301	$-	$-	$29,301

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Growth Opportunities Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	171,313	-	-	171,313

Diversified International Fund
Asset Derivatives
Forward Contracts*	$-	$-	$620,261	$-	$620,261
Rights*	-	48,366	-	-	48,366

Total Value	$-	$48,366	$620,261	$-	$668,627

Liability Derivatives
Forward Contracts^	$-	$-	$(630,755)	$-	$(630,755)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$448,598	$-	$448,598
Futures Contracts	-	42,614	-	-	42,614

Total Realized Gain (Loss)	$-	$42,614	$448,598	$-	$491,212

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(334,544)	$-	$(334,544)
Futures Contracts	-	(4,833)	-	-	(4,833)
Rights	-	669	-	-	669

Total Change in Appreciation (Depreciation)	$-	$(4,164)	$(334,544)	$-	$(338,708)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$63,888,246	$-	$63,888,246
Futures Contracts	-	25	-	-	25
Rights	-	98,690	-	-	98,690

Overseas Fund
Asset Derivatives
Forward Contracts*	$-	$-	$2,168,843	$-	$2,168,843
Rights*	-	45,173	-	-	45,173

Total Value	$-	$45,173	$2,168,843	$-	$2,214,016

Liability Derivatives
Forward Contracts^	$-	$-	$(963,163)	$-	$(963,163)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$3,037,673	$-	$3,037,673
Futures Contracts	-	(179,122)	-	-	(179,122)
Rights	-	(11,655)	-	-	(11,655)

Total Realized Gain (Loss)	$-	$(190,777)	$3,037,673	$-	$2,846,896

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(2,453,451)	$-	$(2,453,451)
Rights	-	624	-	-	624

Total Change in Appreciation (Depreciation)	$-	$624	$(2,453,451)	$-	$(2,452,827)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Overseas Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$119,733,914	$-	$119,733,914
Futures Contracts	-	46	-	-	46
Rights	-	531,249	-	-	531,249

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, or written options outstanding, as applicable.
^^	Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2012.

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2012, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
	Barclays Bank PLC	291,000	Australian Dollar	7/19/12	$286,875	$297,388	$10,513
	Barclays Bank PLC	1,106,000	Euro	7/16/12	1,434,325	1,399,786	(34,539)

					1,721,200	1,697,174	(24,026)

	Goldman Sachs & Co.	19,695,100,000	Indonesian Rupiah	7/02/12	2,076,009	2,096,896	20,887

	JP Morgan Chase Bank	696,000	Australian Dollar	7/19/12	686,818	711,276	24,458
	JP Morgan Chase Bank	1,152,000	Euro	7/03/12	1,446,893	1,457,855	10,962
	JP Morgan Chase Bank	247,129,500	Indian Rupee	7/12/12	5,316,900	4,417,684	(899,216)
	JP Morgan Chase Bank	19,695,100,000	Indonesian Rupiah	7/02/12	2,092,996	2,096,896	3,900
	JP Morgan Chase Bank	324,324	Mexican Peso	8/15/12	24,811	24,212	(599)

					9,568,418	8,707,923	(860,495)

	Royal Bank of Scotland PLC	22,000	Euro	8/02/12	27,342	27,848	506

	UBS AG	596,000	British Pound	9/12/12	924,704	933,251	8,547
	UBS AG	37,240,800	Chinese Yuan Renminbi	2/01/13	5,900,000	5,831,917	(68,083)
	UBS AG	190,000	Euro	7/03/12	237,405	240,445	3,040
	UBS AG	534,629	Mexican Peso	8/15/12	38,896	39,911	1,015

					7,101,005	7,045,524	(55,481)

					$20,493,974	$19,575,365	$(918,609)

SELLS
	Barclays Bank PLC	28,827,000	British Pound	9/12/12	$44,873,981	$45,138,987	$(265,006)
	Barclays Bank PLC	5,691,100	Chinese Yuan Renminbi	2/01/13	901,774	891,226	10,548
	Barclays Bank PLC	34,942,000	Euro	9/14/12	43,684,697	44,249,627	(564,930)
	Barclays Bank PLC	800,000,000	Japanese Yen	8/20/12	10,095,223	10,014,788	80,435
	Barclays Bank PLC	12,938,500	Mexican Peso	8/15/12	935,332	965,893	(30,561)

					100,491,007	101,260,521	(769,514)

	Credit Suisse Securities LLC	8,183,500	Chinese Yuan Renminbi	2/01/13	1,300,000	1,281,539	18,461

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
SELLS (Continued)
	Goldman Sachs & Co.	19,695,100,000	Indonesian Rupiah	7/02/12	$2,116,615	$2,096,896	$19,719
	Goldman Sachs & Co.	182,367,000	Japanese Yen	9/10/12	2,275,966	2,283,596	(7,630)

					4,392,581	4,380,492	12,089

	JP Morgan Chase Bank	766,000	Australian Dollar	7/19/12	745,165	782,813	(37,648)
	JP Morgan Chase Bank	1,200,000	Euro	7/03/12	1,530,210	1,518,599	11,611
	JP Morgan Chase Bank	187,000	Euro	7/16/12	236,732	236,673	59
	JP Morgan Chase Bank	190,000	Euro	8/02/12	236,709	240,502	(3,793)
	JP Morgan Chase Bank	40,000	Euro	9/14/12	50,778	50,655	123
	JP Morgan Chase Bank	247,129,500	Indian Rupee	7/12/12	4,845,476	4,417,683	427,793
	JP Morgan Chase Bank	19,695,100,000	Indonesian Rupiah	7/02/12	2,076,009	2,096,896	(20,887)
	JP Morgan Chase Bank	255,915,000	Japanese Yen	9/10/12	3,192,705	3,204,563	(11,858)

					12,913,784	12,548,384	365,400

	Royal Bank of Scotland PLC	22,000	Euro	7/03/12	27,336	27,841	(505)

	UBS AG	53,500,000	Canadian Dollar	9/20/12	52,047,358	52,457,223	(409,865)
	UBS AG	23,366,200	Chinese Yuan Renminbi	2/01/13	3,700,000	3,659,152	40,848
	UBS AG	190,000	Euro	8/02/12	237,468	240,502	(3,034)
	UBS AG	18,698,647	Mexican Peso	8/15/12	1,289,838	1,395,902	(106,064)

					57,274,664	57,752,779	(478,115)

					$176,399,372	$177,251,556	$(852,184)

Strategic Bond Fund
BUYS
	Citibank N.A.	1,847,000	Canadian Dollar	8/16/12	$1,848,525	$1,812,407	$(36,118)

	JP Morgan Chase Bank	1,727,730	Brazilian Real	8/15/12	862,296	852,832	(9,464)

					$2,710,821	$2,665,239	$(45,582)

SELLS
	Citibank N.A.	1,847,000	Canadian Dollar	8/16/12	$1,822,128	$1,812,407	$9,721
	Citibank N.A.	2,256,365	Euro	8/16/12	2,933,716	2,856,522	77,194

					4,755,844	4,668,929	86,915

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund (Continued)
SELLS (Continued)
	Morgan Stanley & Co.	1,270,000	Euro	8/16/12	$1,670,977	$1,607,800	$63,177

	UBS AG	466,893	Euro	8/16/12	613,351	591,079	22,272

					$7,040,172	$6,867,808	$172,364

Diversified International Fund
BUYS
	Barclays Bank PLC	600,000	British Pound	10/11/12	$930,706	$939,437	$8,731
	Barclays Bank PLC	161,250	Euro	10/11/12	200,729	204,266	3,537
	Barclays Bank PLC	82,188,929	Japanese Yen	7/12/12	1,033,126	1,028,329	(4,797)
	Barclays Bank PLC	12,515,909	Japanese Yen	10/11/12	158,075	156,795	(1,280)
	Barclays Bank PLC	465,000	Swiss Franc	10/11/12	482,683	491,205	8,522

					2,805,319	2,820,032	14,713

	BNP Paribas SA	22,476,240	Japanese Yen	7/12/12	277,947	281,218	3,271

	Citibank N.A.	509,178	British Pound	7/12/12	821,090	797,432	(23,658)
	Citibank N.A.	294,234	Euro	7/12/12	367,707	372,379	4,672

					1,188,797	1,169,811	(18,986)

	Credit Suisse Securities LLC	304,804	Euro	7/12/12	387,636	385,757	(1,879)
	Credit Suisse Securities LLC	33,000,000	Japanese Yen	7/12/12	422,653	412,888	(9,765)

					810,289	798,645	(11,644)

	Morgan Stanley & Co.	163,471	British Pound	7/12/12	252,920	256,015	3,095
	Morgan Stanley & Co.	302,387	Euro	7/12/12	379,471	382,697	3,226

					632,391	638,712	6,321

	Royal Bank of Canada	1,649,241	British Pound	7/12/12	2,610,612	2,582,902	(27,710)
	Royal Bank of Canada	847,550	Euro	7/12/12	1,086,380	1,072,649	(13,731)
	Royal Bank of Canada	2,523,481	Hong Kong Dollar	7/12/12	325,335	325,284	(51)
	Royal Bank of Canada	30,274,856	Japanese Yen	7/12/12	381,173	378,792	(2,381)
	Royal Bank of Canada	240,115	Swiss Franc	7/12/12	253,835	253,031	(804)

					4,657,335	4,612,658	(44,677)

	Royal Bank of Scotland PLC	280,000	Euro	7/12/12	348,714	354,365	5,651
	Royal Bank of Scotland PLC	14,957,559	Hong Kong Dollar	7/12/12	1,927,265	1,928,074	809
	Royal Bank of Scotland PLC	7,623,438	Norwegian Krone	7/12/12	1,337,168	1,281,128	(56,040)

					3,613,147	3,563,567	(49,580)

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
BUYS (Continued)
	UBS AG	9,003,836	Australian Dollar	7/12/12	$9,167,346	$9,207,564	$40,218
	UBS AG	1,202,617	Euro	7/12/12	1,531,727	1,522,018	(9,709)
	UBS AG	3,015,107	Singapore Dollar	7/12/12	2,395,737	2,380,186	(15,551)
	UBS AG	2,770,197	Swiss Franc	7/12/12	3,030,817	2,919,207	(111,610)

					16,125,627	16,028,975	(96,652)

	Westpac Banking Corp.	542,687	British Pound	7/12/12	875,069	849,910	(25,159)
	Westpac Banking Corp.	501,758	Euro	7/12/12	662,928	635,020	(27,908)
	Westpac Banking Corp.	390,518	New Zealand Dollar	7/12/12	302,928	312,405	9,477

					1,840,925	1,797,335	(43,590)

					$31,951,777	$31,710,953	$(240,824)

SELLS
	Barclays Bank PLC	195,000	British Pound	7/12/12	$303,245	$305,393	$(2,148)
	Barclays Bank PLC	413,607	Euro	7/12/12	527,406	523,457	3,949
	Barclays Bank PLC	183,680	Hong Kong Dollar	7/03/12	23,673	23,676	(3)
	Barclays Bank PLC	1,524,882	Hong Kong Dollar	7/12/12	196,559	196,562	(3)
	Barclays Bank PLC	43,641,900	Japanese Yen	7/12/12	545,566	546,037	(471)

					1,596,449	1,595,125	1,324

	BNP Paribas SA	1,028,606	Euro	7/12/12	1,306,825	1,301,793	5,032
	BNP Paribas SA	73,699,866	Japanese Yen	7/12/12	906,559	922,116	(15,557)

					2,213,384	2,223,909	(10,525)

	Citibank N.A.	6,112,522	British Pound	7/12/12	9,678,419	9,572,919	105,500
	Citibank N.A.	809,558	Canadian Dollar	7/12/12	810,752	795,009	15,743
	Citibank N.A.	2,495,472	Euro	7/12/12	3,275,372	3,158,242	117,130

					13,764,543	13,526,170	238,373

	Credit Suisse Securities LLC	613,603	British Pound	7/12/12	983,530	960,974	22,556
	Credit Suisse Securities LLC	1,118,412	Euro	7/12/12	1,480,732	1,415,450	65,282
	Credit Suisse Securities LLC	116,467	Euro	10/11/12	146,683	147,536	(853)
	Credit Suisse Securities LLC	1,344,155	Norwegian Krone	10/11/12	223,487	225,130	(1,643)
	Credit Suisse Securities LLC	223,000	Swiss Franc	7/12/12	247,959	234,995	12,964

					3,082,391	2,984,085	98,306

	Morgan Stanley & Co.	162,509	British Pound	7/12/12	250,755	254,508	(3,753)
	Morgan Stanley & Co.	1,750,709	Hong Kong Dollar	7/12/12	225,691	225,672	19

					476,446	480,180	(3,734)

	Royal Bank of Canada	1,003,493	Euro	7/12/12	1,267,561	1,270,009	(2,448)
	Royal Bank of Canada	217,520,371	Japanese Yen	7/12/12	2,684,818	2,721,565	(36,747)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
SELLS (Continued)
Royal Bank of Canada	1,108,101	New Zealand Dollar	7/12/12	$894,699	$886,455	$8,244
Royal Bank of Canada	5,665,350	Norwegian Krone	10/11/12	931,146	948,879	(17,733)
Royal Bank of Canada	8,668,734	Swedish Krona	7/12/12	1,284,680	1,252,752	31,928

				7,062,904	7,079,660	(16,756)

Royal Bank of Scotland PLC	230,000	British Pound	7/12/12	356,867	360,206	(3,339)

UBS AG	105,877	British Pound	7/12/12	167,470	165,816	1,654
UBS AG	282,808	Euro	7/12/12	351,921	357,919	(5,998)
UBS AG	14,777,913	Japanese Yen	7/12/12	182,582	184,898	(2,316)

				701,973	708,633	(6,660)

Westpac Banking Corp.	189,063	Euro	7/12/12	249,310	239,276	10,034
Westpac Banking Corp.	691,078	Hong Kong Dollar	7/12/12	89,089	89,082	7
Westpac Banking Corp.	55,665,138	Japanese Yen	7/12/12	686,970	696,469	(9,499)

				1,025,369	1,024,827	542

				$30,280,326	$29,982,795	$297,531

Cross Currency Forwards
Barclays Bank PLC	200,906	USD/Euro	7/12/12	$253,152	$254,264	$1,112
	161,157	British Pound/USD	7/12/12	253,152	252,391	761

					$506,655	$1,873

Barclays Bank PLC	162,386	USD/British Pound	7/12/12	$254,621	$254,315	$(306)
	203,130	Euro/USD	7/12/12	254,621	257,078	(2,457)

					$511,393	$(2,763)

Barclays Bank PLC	397,595	USD/Swiss Franc	7/12/12	$437,230	$418,982	$(18,248)
	35,254,590	Japanese Yen/USD	7/12/12	437,230	441,097	(3,867)

					$860,079	$(22,115)

BNP Paribas SA	201,900	USD/British Pound	7/12/12	$319,608	$316,199	$(3,409)
	249,998	Euro/USD	7/12/12	319,608	316,395	3,213

					$632,594	$(196)

Citibank N.A.	21,106,448	USD/Japanese Yen	7/12/12	$265,040	$264,079	$(961)
	170,217	British Pound/USD	7/12/12	265,040	266,580	(1,540)

					$530,659	$(2,501)

Credit Suisse Securities LLC	314,143	USD/Euro	7/12/12	$408,779	$397,576	$(11,203)
	252,995	British Pound/USD	7/12/12	408,779	396,219	12,560

					$793,795	$1,357

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
Cross Currency Forwards (Continued)
Credit Suisse Securities LLC	19,503,107	USD/Japanese Yen	7/12/12	$248,891	$244,018	$(4,873)
	163,085	British Pound/USD	7/12/12	248,891	255,410	(6,519)

					$499,428	$(11,392)

Credit Suisse Securities LLC	181,628	USD/British Pound	7/12/12	$289,914	$284,450	$(5,464)
	220,000	Euro/USD	7/12/12	289,914	278,430	11,484

					$562,880	$6,020

Credit Suisse Securities LLC	34,111,008	USD/Japanese Yen	7/12/12	$424,398	$426,789	$2,391
	322,639	Euro/USD	7/12/12	424,398	408,328	16,070

					$835,117	$18,461

Morgan Stanley & Co.	205,719	USD/Euro	7/12/12	$261,891	$260,356	$(1,535)
	164,634	British Pound/USD	7/12/12	261,891	257,836	4,055

					$518,192	$2,520

Royal Bank of Canada	489,272	USD/Australian Dollar	7/12/12	$505,394	$500,343	$(5,051)
	40,918,384	Japanese Yen/USD	7/12/12	505,394	511,962	(6,568)

					$1,012,305	$(11,619)

Royal Bank of Canada	218,339	USD/British Pound	7/12/12	$353,556	$341,944	$(11,612)
	28,521,755	Japanese Yen/USD	7/12/12	353,556	356,858	(3,302)

					$698,802	$(14,914)

Royal Bank of Scotland PLC	33,718,284	USD/Japanese Yen	7/12/12	$420,585	$421,876	$1,291
	260,470	British Pound/USD	7/12/12	420,585	407,926	12,659

					$829,802	$13,950

UBS AG	711,475	USD/Euro	7/12/12	$886,035	$900,435	$14,400
	902,838	Australian Dollar/USD	7/12/12	886,035	923,267	(37,232)

					$1,823,702	$(22,832)

UBS AG	210,932	USD/Euro	7/12/12	$275,910	$266,953	$(8,957)
	22,412,537	Japanese Yen/USD	7/12/12	275,910	280,421	(4,511)

					$547,374	$(13,468)

Westpac Banking Corp.	428,361	USD/Euro	7/12/12	$567,022	$542,129	$(24,893)
	45,361,888	Japanese Yen/USD	7/12/12	567,022	567,558	(536)

					$1,109,687	$(25,429)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
Cross Currency Forwards (Continued)
Westpac Banking Corp.	317,281	USD/Euro	7/12/12	$417,430	$401,547	$(15,883)
	33,629,325	Japanese Yen/USD	7/12/12	417,430	420,763	(3,333)

					$822,310	$(19,216)

Westpac Banking Corp.	784,294	USD/Swiss Franc	7/12/12	$813,245	$826,481	$13,236
	528,183	British Pound/USD	7/12/12	813,245	827,196	(13,951)

					$1,653,677	$(715)

Westpac Banking Corp.	782,333	USD/Swiss Franc	7/12/12	$811,212	$824,415	$13,203
	64,594,889	Japanese Yen/USD	7/12/12	811,212	808,196	3,016

					$1,632,611	$16,219

Westpac Banking Corp.	210,310	USD/Euro	7/12/12	$264,391	$266,166	$1,775
	20,980,378	Japanese Yen/USD	7/12/12	264,391	262,502	1,889

					$528,668	$3,664

Westpac Banking Corp.	419,123	USD/Australian Dollar	7/12/12	$426,437	$428,606	$2,169
	271,458	British Pound/USD	7/12/12	426,437	425,135	1,302

					$853,741	$3,471

Westpac Banking Corp.	22,469,952	USD/Japanese Yen	7/12/12	$279,321	$281,139	$1,818
	212,324	Euro/USD	7/12/12	279,321	268,715	10,606

					$549,854	$12,424

Overseas Fund
BUYS
Barclays Bank PLC	230,560	Australian Dollar	7/12/12	$236,414	$235,776	$(638)
Barclays Bank PLC	952,835	British Pound	7/12/12	1,539,608	1,492,250	(47,358)
Barclays Bank PLC	1,364,548	Euro	7/12/12	1,799,311	1,726,957	(72,354)
Barclays Bank PLC	12,084,224	Hong Kong Dollar	7/12/12	1,557,074	1,557,692	618
Barclays Bank PLC	17,099,871	Japanese Yen	7/12/12	213,061	213,950	889
Barclays Bank PLC	240,872	Swiss Franc	7/12/12	263,474	253,828	(9,646)

				5,608,942	5,480,453	(128,489)

BNP Paribas SA	18,261,384	Japanese Yen	7/12/12	225,825	228,482	2,657

Citibank N.A.	267,440	New Zealand Dollar	7/12/12	203,914	213,946	10,032

Credit Suisse Securities LLC	379,524	British Pound	10/11/12	592,196	594,232	2,036
Credit Suisse Securities LLC	423,755	Euro	7/12/12	549,715	536,299	(13,416)
Credit Suisse Securities LLC	29,699,492	Japanese Yen	7/12/12	373,301	371,593	(1,708)
Credit Suisse Securities LLC	736,500	Swiss Franc	10/11/12	772,819	778,006	5,187

				2,288,031	2,280,130	(7,901)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
BUYS (Continued)
Royal Bank of Canada	1,485,457	British Pound	7/12/12	$2,354,622	$2,326,399	$(28,223)
Royal Bank of Canada	444,000	Euro	7/12/12	593,329	561,922	(31,407)

				2,947,951	2,888,321	(59,630)

Royal Bank of Scotland PLC	200,000	Euro	7/12/12	249,081	253,118	4,037
Royal Bank of Scotland PLC	7,026,427	Norwegian Krone	7/12/12	1,232,451	1,180,800	(51,651)

				1,481,532	1,433,918	(47,614)

State Street Bank and Trust Co.	943,000,000	Japanese Yen	9/19/12	12,063,875	11,809,699	(254,176)
State Street Bank and Trust Co.	990,000	Swedish Krona	9/19/12	140,368	142,716	2,348
State Street Bank and Trust Co.	1,400,000	Swiss Franc	12/19/12	1,476,310	1,481,985	5,675

				13,680,553	13,434,400	(246,153)

UBS AG	7,610,861	Australian Dollar	7/12/12	7,748,657	7,783,071	34,414
UBS AG	14,579,412	Japanese Yen	7/12/12	179,760	182,414	2,654
UBS AG	2,407,408	Singapore Dollar	7/12/12	1,912,873	1,900,456	(12,417)
UBS AG	2,133,951	Swiss Franc	7/12/12	2,334,713	2,248,737	(85,976)

				12,176,003	12,114,678	(61,325)

Westpac Banking Corp.	373,324	Australian Dollar	7/12/12	379,102	381,771	2,669
Westpac Banking Corp.	325,579	New Zealand Dollar	7/12/12	252,555	260,456	7,901

				631,657	642,227	10,570

				$39,244,408	$38,716,555	$(527,853)

SELLS
Barclays Bank PLC	146,238	British Pound	7/12/12	$227,415	$229,025	$(1,610)
Barclays Bank PLC	139,235	Euro	7/12/12	182,369	176,214	6,155
Barclays Bank PLC	59,480,642	Japanese Yen	7/12/12	751,045	744,208	6,837
Barclays Bank PLC	2,755,000	Norwegian Krone	10/11/12	452,427	461,430	(9,003)

				1,613,256	1,610,877	2,379

BNP Paribas SA	130,131	Euro	7/12/12	171,034	164,692	6,342
BNP Paribas SA	54,976,054	Japanese Yen	7/12/12	675,367	687,848	(12,481)

				846,401	852,540	(6,139)

Citibank N.A.	4,131,836	British Pound	7/12/12	6,541,591	6,470,934	70,657
Citibank N.A.	718,506	Canadian Dollar	7/12/12	719,566	705,594	13,972
Citibank N.A.	1,777,918	Euro	7/12/12	2,332,762	2,250,114	82,648
Citibank N.A.	255,446	Swiss Franc	7/12/12	270,458	269,186	1,272

				9,864,377	9,695,828	168,549

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS (Continued)
Credit Suisse Securities LLC	596,812	British Pound	7/12/12	$956,617	$934,678	$21,939
Credit Suisse Securities LLC	1,521,619	Euro	7/12/12	1,999,054	1,925,744	73,310
Credit Suisse Securities LLC	296,700	Euro	10/11/12	373,677	375,849	(2,172)
Credit Suisse Securities LLC	45,723,614	Japanese Yen	7/12/12	564,713	572,083	(7,370)
Credit Suisse Securities LLC	1,244,468	Norwegian Krone	10/11/12	206,912	208,434	(1,522)

				4,100,973	4,016,788	84,185

Morgan Stanley & Co.	39,233,106	Japanese Yen	7/12/12	487,889	490,876	(2,987)

Royal Bank of Canada	121,071	British Pound	7/12/12	190,329	189,611	718
Royal Bank of Canada	602,374	Euro	7/12/12	760,135	762,358	(2,223)
Royal Bank of Canada	75,106,623	Japanese Yen	7/12/12	911,680	939,717	(28,037)
Royal Bank of Canada	1,069,926	New Zealand Dollar	7/12/12	864,111	855,915	8,196
Royal Bank of Canada	6,932,714	Swedish Krona	7/12/12	1,027,407	1,001,873	25,534

				3,753,662	3,749,474	4,188

Royal Bank of Scotland PLC	365,199	Australian Dollar	7/12/12	357,339	373,462	(16,123)
Royal Bank of Scotland PLC	180,000	British Pound	7/12/12	279,287	281,901	(2,614)

				636,626	655,363	(18,737)

State Street Bank and Trust Co.	3,182,000	Australian Dollar	3/20/13	3,136,020	3,187,073	(51,053)
State Street Bank and Trust Co.	1,867,000,000	Japanese Yen	9/19/12	24,514,467	23,381,450	1,133,017
State Street Bank and Trust Co.	4,990,000	Swedish Krona	9/19/12	715,566	719,348	(3,782)
State Street Bank and Trust Co.	11,400,000	Swiss Franc	12/19/12	12,525,958	12,067,594	458,364

				40,892,011	39,355,465	1,536,546

Toronto Dominion Bank	400,000	British Pound	7/12/12	622,636	626,447	(3,811)

UBS AG	155,216	British Pound	7/12/12	248,525	243,087	5,438
UBS AG	92,900,000	Japanese Yen	7/12/12	1,133,839	1,162,344	(28,505)

				1,382,364	1,405,431	(23,067)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS (Continued)
Westpac Banking Corp.	244,921	British Pound	7/12/12	$382,994	$383,575	$(581)
Westpac Banking Corp.	158,538	Euro	7/12/12	209,058	200,644	8,414
Westpac Banking Corp.	2,055,905	Hong Kong Dollar	7/12/12	264,939	265,012	(73)
Westpac Banking Corp.	18,482,819	Japanese Yen	7/12/12	233,033	231,253	1,780

				1,090,024	1,080,484	9,540

				$65,290,219	$63,539,573	$1,750,646

Cross Currency Forwards
Barclays Bank PLC	102,214	Euro/USD	7/12/12	$133,648	$129,361	$4,287
	132,706	USD /Canadian Dollar	7/12/12	133,648	130,321	(3,327)

					$259,682	$960

Barclays Bank PLC	170,357	Euro/USD	7/12/12	$221,178	$215,602	$5,576
	17,674,317	USD/Japanese Yen	7/12/12	221,178	221,137	(41)

					$436,739	$5,535

Barclays Bank PLC	203,305	USD/Euro	7/12/12	$256,175	$257,301	$1,126
	20,361,517	Japanese Yen/USD	7/12/12	256,175	254,759	1,416

					$512,060	$2,542

Barclays Bank PLC	267,195	Australian Dollar/USD	7/12/12	$271,937	$273,241	$(1,304)
	276,859	USD/Canadian Dollar	7/12/12	271,937	271,883	(54)

					$545,124	$(1,358)

Barclays Bank PLC	249,087	Euro/USD	7/12/12	$307,939	$315,242	$(7,303)
	24,487,344	USD/Japanese Yen	7/12/12	307,939	306,380	(1,559)

					$621,622	$(8,862)

Barclays Bank PLC	344,885	USD/British Pound	7/12/12	$542,540	$540,131	$(2,409)
	426,708	Euro/USD	7/12/12	542,540	540,037	2,503

					$1,080,168	$94

Credit Suisse Securities LLC	125,101	USD/Euro	7/12/12	$156,176	$158,326	$2,150
	12,428,597	Japanese Yen/USD	7/12/12	156,176	155,504	672

					$313,830	$2,822

Credit Suisse Securities LLC	170,779	USD/Euro	7/12/12	$224,608	$216,136	$(8,472)
	18,244,765	Japanese Yen/USD	7/12/12	224,608	228,274	(3,666)

					$444,410	$(12,138)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
Credit Suisse Securities LLC	148,604	USD/British Pound	7/12/12	$237,202	$232,732	$(4,470)
	180,000	Euro/USD	7/12/12	237,202	227,806	9,396

					$460,538	$4,926

Credit Suisse Securities LLC	204,685	British Pound/USD	7/12/12	$330,722	$320,561	$10,161
	254,157	USD/Euro	7/12/12	330,722	321,658	(9,064)

					$642,219	$1,097

Credit Suisse Securities LLC	279,736	Euro/USD	7/12/12	$374,068	$354,031	$20,037
	357,549	USD/Australian Dollar	7/12/12	374,068	365,639	(8,429)

					$719,670	$11,608

Credit Suisse Securities LLC	264,728	British Pound/USD	7/12/12	$404,013	$414,595	$(10,582)
	31,658,451	USD/Japanese Yen	7/12/12	404,013	396,103	(7,910)

					$810,698	$(18,492)

Royal Bank of Scotland PLC	161,804	Euro/USD	7/12/12	$206,718	$204,777	$1,941
	16,345,181	USD/Japanese Yen	7/12/12	206,718	204,507	(2,211)

					$409,284	$(270)

Royal Bank of Scotland PLC	137,349	USD/British Pound	7/12/12	$222,423	$215,105	$(7,318)
	170,357	Euro/USD	7/12/12	222,423	215,602	6,821

					$430,707	$(497)

Royal Bank of Scotland PLC	212,199	British Pound/USD	7/12/12	$342,641	$332,328	$10,313
	27,469,497	USD/Japanese Yen	7/12/12	342,641	343,692	1,051

					$676,020	$11,364

Toronto Dominion Bank	166,433	USD/Euro	7/12/12	$209,140	$210,636	$1,496
	16,469,444	Japanese Yen/USD	7/12/12	209,140	206,062	3,078

					$416,698	$4,574

UBS AG	172,991	USD/Euro	7/12/12	$227,224	$218,936	$(8,288)
	18,633,950	Japanese Yen/USD	7/12/12	227,224	233,144	(5,920)

					$452,080	$(14,208)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
UBS AG	244,486	USD/Australian Dollar	7/12/12	$247,371	$250,018	$2,647
	253,075	Canadian Dollar/USD	7/12/12	247,371	248,527	(1,156)

					$498,545	$1,491

UBS AG	217,401	USD/Euro	7/12/12	$285,143	$275,140	$(10,003)
	23,235,623	Japanese Yen/USD	7/12/12	285,143	290,719	(5,576)

					$565,859	$(15,579)

UBS AG	212,516	British Pound/USD	7/12/12	$336,296	$332,825	$3,471
	257,097	USD/Euro	7/12/12	336,296	325,379	(10,917)

					$658,204	$(7,446)

UBS AG	237,235	British Pound/USD	7/12/12	$371,057	$371,537	$(480)
	366,730	USD/Australian Dollar	7/12/12	371,057	375,028	3,971

					$746,565	$3,491

UBS AG	322,597	USD/Euro	7/12/12	$401,746	$408,275	$6,529
	2,457,925	Norwegian Krone/USD	7/12/12	401,746	413,057	(11,311)

					$821,332	$(4,782)

UBS AG	612,935	USD/Euro	7/12/12	$763,319	$775,724	$12,405
	777,794	Australian Dollar/USD	7/12/12	763,319	795,393	(32,074)

					$1,571,117	$(19,669)

Westpac Banking Corp.	131,999	USD/British Pound	7/12/12	$206,974	$206,726	$(248)
	16,453,926	Japanese Yen/USD	7/12/12	206,974	205,868	1,106

					$412,594	$858

Westpac Banking Corp.	172,758	Euro/USD	7/12/12	$227,270	$218,641	$8,629
	18,282,737	USD/Japanese Yen	7/12/12	227,270	228,749	1,479

					$447,390	$10,108

Westpac Banking Corp.	237,788	British Pound/USD	7/12/12	$371,552	$372,404	$(852)
	295,775	USD/Euro	7/12/12	371,552	374,330	2,778

					$746,734	$1,926

Westpac Banking Corp.	265,835	British Pound/USD	7/12/12	$417,604	$416,329	$1,275
	410,441	USD/Australian Dollar	7/12/12	417,604	419,728	2,124

					$836,057	$3,399

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
Westpac Banking Corp.	701,704	USD/Singapore Dollar	7/12/12	$552,479	$553,939	$1,460
	43,794,261	Japanese Yen/USD	7/12/12	552,479	547,944	4,535

					$1,101,883	$5,995

Westpac Banking Corp.	629,638	USD/Swiss Franc	7/12/12	$652,881	$663,506	$10,625
	51,987,321	Japanese Yen/USD	7/12/12	652,881	650,453	2,428

					$1,313,959	$13,053

Westpac Banking Corp.	425,093	British Pound/USD	7/12/12	$654,517	$665,745	$(11,228)
	631,216	USD/Swiss Franc	7/12/12	654,517	665,170	10,653

					$1,330,915	$(575)

Westpac Banking Corp.	511,601	British Pound/USD	7/12/12	$797,152	$801,226	$(4,074)
	761,201	USD/Swiss Franc	7/12/12	797,152	802,146	4,994

					$1,603,372	$920

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

Notes to Financial Statements (Unaudited) (Continued)

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at June 30, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
340	90 Day Eurodollar	3/16/15	$84,239,250	$74,640
216	90 Day Eurodollar	6/15/15	53,457,300	50,001
48	90 Day Eurodollar	9/14/15	11,864,400	29,332

				$153,973

SELLS
110	German Euro Bund	9/06/12	$19,613,972	$51,932

Strategic Bond Fund
BUYS
106	Ultra Long U.S. Treasury Bond	9/19/12	$17,685,437	$284,890
74	U.S. Treasury Note 5 Year	9/28/12	9,173,688	(14,147)

				$270,743

SELLS
107	U.S. Treasury Bond 30 Year	9/19/12	$15,832,656	$(83,480)
280	U.S. Treasury Note 10 Year	9/19/12	37,345,000	(200,613)
77	U.S. Treasury Note 2 Year	9/28/12	16,954,438	3,187

				$(280,906)

S&P 500 Index Fund
BUYS
134	S&P 500 Index	9/20/12	$45,439,400	$1,775,496

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Notes to Financial Statements (Unaudited) (Continued)

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater

Notes to Financial Statements (Unaudited) (Continued)

than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at June 30, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
OTC Swaps
$15,000,000	USD	6/20/15	Barclays Bank PLC	Sell†	5.000%		CDX.NA.EM.13 (PIMCO Rating: BA+)**	$29,001	$955,450	$984,451
1,000,000	USD	6/20/15	Barclays Bank PLC	Sell†	5.000%		CDX.EM.13 (PIMCO Rating: BA+)**	(47,370)	113,000	65,630
6,900,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(71,108)	83,717	12,609
1,000,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(10,122)	11,950	1,828
10,600,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(48,942)	(51,149)	(100,091)
20,700,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(201,341)	(90,235)	(291,576)
11,600,000	USD	6/20/16	Barclays Bank PLC	Sell†	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(151,374)	150,653	(721)
500,000	USD	9/20/16	Barclays Bank PLC	Sell†	0.250%		French Republic (PIMCO Rating: AAA)**	1,221	(30,572)	(29,351)
100,000	USD	3/20/17	Barclays Bank PLC	Sell†	1.000%		Japan Government (PIMCO Rating: AA-)**	1,401	(787)	614
15,500,000	EUR	6/20/17	Barclays Bank PLC	Buy	(1.000%	)	DJ ITRAXX 17SEN2	598,126	1,004,220	1,602,346
2,800,000	USD	6/20/17	Barclays Bank PLC	Sell†	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(22,457)	(34,275)	(56,732)
1,600,000	USD	6/20/17	Barclays Bank PLC	Sell†	1.000%		Berkshire Hathaway Finance (PIMCO Rating: AA+)**	6,300	(41,119)	(34,819)
600,000	USD	9/20/17	Barclays Bank PLC	Sell†	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(381)	(13,491)	(13,872)

								82,954	2,057,362	2,140,316

6,100,000	USD	6/20/16	Credit Suisse Securities LLC	Sell†	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(91,109)	(8,878)	(99,987)
1,400,000	USD	6/20/17	Credit Suisse Securities LLC	Sell†	1.000%		Berkshire Hathaway Finance (PIMCO Rating: AA+)**	4,233	(34,699)	(30,466)

								(86,876)	(43,577)	(130,453)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps (Continued)
OTC Swaps (Continued)
$1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	$(4,145)	$23,194	$19,049
1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(3,966)	23,015	19,049
7,700,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	151,049	(207,341)	(56,292)
5,200,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(47,542)	(195,802)	(243,344)
4,300,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	92,162	(132,765)	(40,603)
13,000,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	195,132	(803,491)	(608,359)
1,600,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	2,383	16,292	18,675
3,700,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(96,637)	(96,633)	(193,270)
1,300,000	USD	9/20/16	Goldman Sachs & Co.	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(11,892)	(6,020)	(17,912)
300,000	USD	9/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(2,390)	(15,221)	(17,611)
7,600,000	USD	12/20/16	Goldman Sachs & Co.	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	71,994	(568,138)	(496,144)
3,300,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	47,807	(27,613)	20,194
6,000,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	79,791	(43,075)	36,716
2,200,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	28,192	(14,729)	13,463
1,300,000	USD	6/20/17	Goldman Sachs & Co.	Sell†	1.000%	Republic of South Korea (PIMCO Rating: A+)**	(2,200)	(15,122)	(17,322)
1,300,000	USD	6/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	9,300	(3,866)	5,434
4,900,000	USD	6/20/17	Goldman Sachs & Co.	Sell†	1.000%	Japan Government (PIMCO Rating: AA-)**	35,057	(14,576)	20,481
7,900,000	USD	12/20/20	Goldman Sachs & Co.	Sell†	1.000%	American International Group (PIMCO Rating: A-)**	716,703	(1,643,800)	(927,097)

							1,260,798	(3,725,691)	(2,464,893)

600,000	USD	9/20/12	JP Morgan Chase Bank	Sell†	1.000%	Bank of America Corp. (PIMCO Rating: A-)**	25,690	(26,444)	(754)
200,000	USD	12/20/15	JP Morgan Chase Bank	Sell†	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(12,609)	26,400	13,791
6,600,000	USD	3/20/16	JP Morgan Chase Bank	Sell†	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	(209,921)	(159,291)	(369,212)
5,900,000	USD	6/20/17	JP Morgan Chase Bank	Sell†	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(92,101)	(80,807)	(172,908)
5,100,000	USD	6/20/17	JP Morgan Chase Bank	Sell†	1.000%	Australia Government (PIMCO Rating: AAA)**	4,272	55,455	59,727

							(284,669)	(184,687)	(469,356)

700,000	USD	12/20/15	Royal Bank of Scotland PLC	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(15,087)	(13,898)	(28,985)
1,000,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell†	0.250%	French Republic (PIMCO Rating: AAA)**	(13,209)	(33,588)	(46,797)

							(28,296)	(47,486)	(75,782)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps (Continued)
OTC Swaps (Continued)
$1,000,000	USD	9/20/15	UBS AG	Sell†	1.000%		United Mexican States (PIMCO Rating: BAA+)**	$8,959	$(14,146)	$(5,187)
14,300,000	USD	6/20/16	UBS AG	Sell†	0.250%		Federal Republic of Germany (PIMCO Rating: AAA)**	(154,683)	(140,928)	(295,611)
4,300,000	USD	6/20/16	UBS AG	Sell†	0.250%		Federal Republic of Germany (PIMCO Rating: AAA)**	56,670	(145,560)	(88,890)
5,400,000	USD	9/20/16	UBS AG	Sell†	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(50,708)	(23,694)	(74,402)
1,300,000	USD	9/20/16	UBS AG	Sell†	1.000%		Republic of South Korea (PIMCO Rating: A+)**	(5,166)	-	(5,166)
500,000	USD	9/20/17	UBS AG	Sell†	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(745)	(6,884)	(7,629)
300,000	USD	12/20/20	UBS AG	Sell†	1.000%		American International Group (PIMCO Rating: A-)**	30,988	(66,195)	(35,207)

								(114,685)	(397,407)	(512,092)

Centrally Cleared Swaps
34,176,000	USD	12/20/16		Buy	(5.000%	)	CDX.HY.17	(212,377)	1,034,738	822,361
161,700,000	USD	6/20/17		Buy	(1.000%	)	CDX.NA.IG.18	1,758,482	(807,519)	950,963
7,524,000	USD	6/20/17		Buy	(5.000%	)	CDX.NA.HY.18	20,174	250,220	270,394

								1,566,279	477,439	2,043,718

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
$63,000,000	MXN	9/13/17	Barclays Bank PLC	Mexican Banxico	Fixed 5.500%	$90,030	$(43,105)	$46,925
98,000,000	MXN	9/02/22	Barclays Bank PLC	Mexican Banxico	Fixed 6.000%	81,282	(51,278)	30,004

						171,312	(94,383)	76,929

Centrally Cleared Swaps
22,500,000	USD	12/09/42		3-Month USD-LIBOR-BBA	Fixed 2.500%	166,732	135,000	301,732
3,000,000	USD	6/20/42		3-Month USD-LIBOR-BBA	Fixed 2.750%	(197,782)	39,100	(158,682)

						(31,050)	174,100	143,050

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value

Strategic Bond Fund
Credit Default Swaps
OTC Swaps
$100,000	USD	9/20/12	Goldman Sachs & Co.	Sell†	3.240%	Energy Future Holdings Corp. (Moody’s Rating: Ca2; S&P Rating: D)	$(2,982)	$-	$(2,982)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Bond Fund (Continued)
Total Return Swaps
OTC Swaps
$516,464	USD	1/12/41	Morgan Stanley & Co.	1 Month USD-LIBOR-BBA	IOS.FN30.500.10	$1,531	$(897)	$634

EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Barclays Bank PLC and received from Barclays Bank PLC amounted to $35,000 and $2,510,000 in cash, respectively, at June 30, 2012; and collateral for swap agreements held by Barclays Bank PLC, Credit Suisse Securities LLC, Goldman Sachs & Co., JP Morgan Chase Bank, Royal Bank of Scotland PLC, and UBS AG amounted to $286,361, $5,396,377, $2,329,332, $918,375, $306,628, and $195,944 in securities, respectively, at June 30, 2012.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Moody’s Investors Services, Inc., Standard & Poor’s Ratings Group, or Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing

Notes to Financial Statements (Unaudited) (Continued)

options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at June 30, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$20,300,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00*	$115,817	$1,131
22,600,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75**	85,315	16
70,100,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25**	546,745	-
20,600,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25*	122,227	-
9,600,000	3/18/13	Interest Rate Swaption USD 5 Year Call, Strike 1.40***	89,279	149,359
10,300,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.35***	21,888	1,502
16,200,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.35**	66,218	2,362
20,500,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.55***	105,057	294
11,600,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.55**	53,376	166
72,600,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70****	437,415	158
20,200,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70**	286,342	44
3,200,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70*	40,720	7
9,600,000	3/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.40***	185,280	59,300
20,800,000	5/30/13	Interest Rate Swaption USD 5 Year Put, Strike 1.75**	154,308	102,565
5,500,000	5/30/13	Interest Rate Swaption USD 10 Year Call, Strike 1.50**	41,525	48,003
351,000	7/27/12	U.S. Treasury Note 10 Year Call, Strike 134.00	76,385	153,562
133,000	8/24/12	U.S. Treasury Note 10 Year Put, Strike 131.00	40,663	37,406
133,000	8/24/12	U.S. Treasury Note 10 Year Call, Strike 136.00	28,028	24,938

			$2,496,588	$580,813

Strategic Bond Fund
$57,500	9/17/12	Eurodollar Futures Put, Strike 97.50	$2,800	$144
55,000	12/14/12	Eurodollar Futures Put, Strike 97.50	2,679	138
80,000	12/14/12	Eurodollar Futures Put, Strike 97.75	13,496	3,000
202,500	12/14/12	Eurodollar Futures Put, Strike 98.25	24,062	3,038
2,352,000	7/19/12	Interest Rate Swaption USD 1 Year Put, Strike 0.88*****	14,112	768

			$57,149	$7,088

*	OTC traded option counterparty Goldman Sachs & Co.
**	OTC traded option counterparty Royal Bank of Scotland PLC.
***	OTC traded option counterparty Credit Suisse Securities LLC.
****	OTC traded option counterparty JP Morgan Chase Bank.
*****	OTC traded counterparty Bank of America Corp.

Transactions in written option contracts during the period ended June 30, 2012, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2011	350,100,142	$1,878,212
Options written	176,700,617	1,299,421
Options terminated in closing purchase transactions	(193,100,142)	(681,045)

Options outstanding at June 30, 2012	333,700,617	$2,496,588

Notes to Financial Statements (Unaudited) (Continued)

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at December 31, 2011	53	$17,047
Options written	8,114,732	238,584
Options terminated in closing purchase transactions	(5,762,568)	(188,530)
Options expired	(59)	(9,952)

Options outstanding at June 30, 2012	2,352,158	$57,149

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Notes to Financial Statements (Unaudited) (Continued)

The PIMCO Total Return Fund had dollar roll transactions during the period ended June 30, 2012, which were accounted for as financing transactions.

PIMCO Total Return Fund
Average balance outstanding	$6,377,906
Average interest rate	0.08%

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral

Notes to Financial Statements (Unaudited) (Continued)

securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2012, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at June 30, 2012:

Description	Value
PIMCO Total Return Fund
Agreement with Barclays Bank PLC, dated 6/29/12, (1.50%), to be repurchased on demand until 6/29/14 at value plus accrued interest.	$717,000
Agreement with Citigroup, dated 12/16/11, (1.00%), to be repurchased on demand until 12/15/12 at value plus accrued interest.	1,554,000

$2,271,000

Average balance outstanding	$3,519,824
Maximum balance outstanding	$47,565,163
Average interest rate	(0.43)%
Weighted average maturity	22 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the Diversified International Fund and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

PIMCO Total Return Fund*	0.35% on the first $3 billion; and
0.32% on any excess over $3 billion
Strategic Bond Fund	0.55% on the first $200 million; and
0.45% on any excess over $200 million
Diversified Value Fund*	0.50% on the first $400 million; and
0.475% on any excess over $400 million
Fundamental Value Fund	0.65% on the first $1.25 billion;
0.625% on the next $250 million; and
0.60% on any excess over $1.5 billion
Large Cap Value Fund	0.65% on the first $750 million; and
0.60% on any excess over $750 million
S&P 500 Index Fund	0.10% on the first $2.5 billion;
0.08% on the next $2.5 billion; and
0.05% on any excess over $5 billion
Focused Value Fund	0.69% on the first $1 billion; and
0.64% on any excess over $1 billion
Fundamental Growth Fund**	0.65%
Blue Chip Growth Fund	0.65% on the first $750 million; and
0.60% on any excess over $750 million
Growth Opportunities Fund*	0.73% on the first $500 million; and
0.70% on any excess over $500 million
Mid-Cap Value Fund*	0.70% on the first $350 million; and
0.65% on any excess over $350 million
Small Cap Value Equity Fund*	0.75% on the first $350 million; and
0.70% on any excess over $350 million
Small Company Value Fund*	0.85% on the first $750 million; and
0.80% on any excess over $750 million

Notes to Financial Statements (Unaudited) (Continued)

Mid Cap Growth Equity II Fund	0.75% on the first $2 billion; and
0.70% on any excess over $2 billion
Small Cap Growth Equity Fund*	0.82% on the first $1 billion; and
0.80% on any excess over $1 billion
Small Company Growth Fund*	0.85% on the first $350 million; and
0.80% on any excess over $350 million
Diversified International Fund*	0.90% on the first $250 million; and
0.88% on any excess over $250 million
Overseas Fund	1.00% on the first $750 million;
0.975% on the next $500 million; and
0.95% on any excess over $1.25 billion

*	Prior to June 1, 2012, the investment management fees were as follows:

PIMCO Total Return Fund	0.35%
Diversified Value Fund	0.50% on the first $500 million; and
0.45% on any excess over $500 million
Growth Opportunities Fund	0.73%
Mid-Cap Value Fund	0.70%
Small Cap Value Equity Fund	0.75%
Small Company Value Fund	0.85%
Small Cap Growth Equity Fund	0.82%
Small Company Growth Fund	0.85%
Diversified International Fund	0.90%

**	Prior to February 22, 2012, the investment management fees were as follows:

Fundamental Growth Fund	0.15%

MassMutual has also entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC for a portion of the Small Cap Value Equity Fund; Brandywine Global Investment Management, LLC for a portion of the Diversified Value Fund; Davis Selected Advisers, L.P. for the Large Cap Value Fund; Delaware Management Company for a portion of the Growth Opportunities Fund; Eagle Asset Management, Inc. for a portion of the Small Company Growth Fund; EARNEST Partners, LLC for a portion of the Small Company Value Fund; Federated Clover Investment Advisors for a portion of the Small Company Value Fund; Frontier Capital Management Company, LLC for a portion of the Mid Cap Growth Equity II Fund; Harris Associates L.P. for the Focused Value Fund and a portion of the Overseas Fund; J.P. Morgan Investment Management Inc. for the Diversified International Fund and a portion of the Overseas Fund; Loomis, Sayles & Company, L.P. for a portion of the Diversified Value Fund; Massachusetts Financial Services Company for a portion of the Overseas Fund; NFJ Investment Group LLC for a portion of the Mid-Cap Value Fund; Northern Trust Investments, Inc. for the S&P 500 Index Fund; Pacific Investment Management Company LLC for the PIMCO Total Return Fund; Sands Capital Management, LLC for a portion of the Growth Opportunities Fund; Systematic Financial Management, L.P. for a portion of the Mid-Cap Value Fund; T. Rowe Price Associates, Inc. for the Blue Chip Growth Fund, a portion of the Mid Cap Growth Equity II Fund, and a portion of the Small Company Value Fund; The Boston Company Asset Management, LLC for a portion of the Small Company Growth Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; Wellington Management Company, LLP for the Fundamental Value Fund, the Fundamental Growth Fund, a portion of the Small Cap Value Equity Fund, and a portion of the Small Cap Growth Equity Fund; Western Asset Management Company for a portion of the Strategic Bond Fund; and Western Asset Management Company Limited for a portion of the Strategic Bond Fund. Effective February 22, 2012, Wellington Management Company, LLP replaced Northern Trust Investments, Inc. as the investment subadviser for the Fundamental Growth Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies and investment strategies.

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class Z	Class I	Class S	Class Y	Class L	Class A	Class N
PIMCO Total Return Fund	0.0200%	None	0.1700%	0.2900%	0.3700%	0.2200%	0.2200%
Strategic Bond Fund	None	None	0.0500%	0.1000%	0.2500%	0.2500%	0.3000%
Diversified Value Fund	None	None	0.0583%	0.1583%	0.2683%	0.3083%	0.3683%
Fundamental Value Fund	0.0700%	None	0.2729%	0.3129%	0.4629%	0.4629%	0.5129%
Large Cap Value Fund	None	None	0.0844%	0.1744%	0.3244%	0.3244%	0.3744%
S&P 500 Index Fund	0.0577%	0.1355%	0.3497%	0.3797%	0.5297%	0.5297%	0.5797%
Focused Value Fund	0.0700%	None	0.1844%	0.2844%	0.4344%	0.4344%	0.4844%
Fundamental Growth Fund*	None	None	0.1629%	0.2029%	0.3529%	0.3529%	0.4029%
Blue Chip Growth Fund	None	None	0.1585%	0.2885%	0.4085%	0.4085%	0.4585%
Growth Opportunities Fund	0.0944%	None	0.2444%	0.3444%	0.4944%	0.4944%	0.5444%
Mid-Cap Value Fund	0.0800%	None	0.1500%	0.2500%	0.4000%	0.4000%	0.4500%
Small Cap Value Equity Fund	None	None	0.0500%	0.1500%	0.3000%	0.3000%	0.3500%
Small Company Value Fund	0.0600%	None	0.2493%	0.2893%	0.4393%	0.4393%	0.4893%
Mid Cap Growth Equity II Fund	0.0600%	None	0.1844%	0.2744%	0.4244%	0.4244%	0.4744%
Small Cap Growth Equity Fund	0.0700%	None	0.1675%	0.3075%	0.4575%	0.4575%	0.5075%
Small Company Growth Fund	None	None	0.1591%	0.1991%	0.3491%	0.3491%	0.3991%
Diversified International Fund	None	None	0.0500%	0.1500%	0.3000%	0.3000%	None
Overseas Fund	0.0700%	None	0.3543%	0.4043%	0.4543%	0.4543%	0.5043%

*	Prior to February 22, 2012, the administration fees per share class were as follows:

	Class Z	Class I	Class S	Class Y	Class L	Class A	Class N
Fundamental Growth Fund	None	None	0.3744%	0.4744%	0.6244%	0.6244%	0.6744%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class S	Class Y	Class L	Class A	Class N
Blue Chip Growth Fund*	0.76%	0.82%	0.98%	1.19%	1.51%
Diversified International Fund*	0.99%	1.09%	1.17%	1.42%	None

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through March 31, 2013. Interest expense and short sale dividend and loan expense were not excluded from the caps prior to April 2, 2012.

MassMutual has agreed to waive, through March 31, 2013, 0.15% of the management fee for each class of the Fundamental Value Fund, 0.05% of the management fee for each class of the S&P 500 Index Fund, 0.10% of the management fee for each class of the Focused Value Fund, 0.15% of the management fee for each class of the Growth Opportunities Fund, 0.10% of the management fee for each class of the Mid-Cap Value Fund, 0.08% of the management fee for each class of the Small Company Value Fund, 0.10% of the management fee for each class of the Mid Cap Growth Equity II Fund, 0.05% of the management fee for each class of the Small Cap Growth Equity Fund, and 0.31% of the management fee for each class of the Overseas Fund.

MassMutual has agreed to waive, through March 31, 2013, 0.05% of the administrative and shareholder service fee for Class Z and 0.20% of the administrative and shareholder service fees for Classes L, A, and N of the S&P 500 Index Fund, based upon the average daily net assets of the applicable class of shares of the Fund. Effective February 22, 2012, MassMutual has agreed to waive, through March 31, 2013, 0.09% of the administrative and shareholder service fee for Class S, and 0.03% of the administrative and shareholder service fee for Classes Y, L, A, and N of the Fundamental Growth Fund, based upon the average daily net assets of the applicable class of shares of the Fund.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2012, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$7,034
Fundamental Value Fund	8,751
Large Cap Value Fund	16,021
Blue Chip Growth Fund	2,340
Growth Opportunities Fund	8,356
Mid-Cap Value Fund	13,392
Small Cap Value Equity Fund	3,951
Small Company Value Fund	47,234
Mid Cap Growth Equity II Fund	39,878
Small Cap Growth Equity Fund	158,046
Small Company Growth Fund	3,992
Diversified International Fund	73
Overseas Fund	424

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at June 30, 2012:

Total % of Ownership by Related Party
PIMCO Total Return Fund	74.8%
Strategic Bond Fund	91.5%
Diversified Value Fund	64.2%
Fundamental Value Fund	81.6%
Large Cap Value Fund	87.9%
S&P 500 Index Fund	67.1%
Focused Value Fund	85.9%
Fundamental Growth Fund	95.1%
Blue Chip Growth Fund	85.5%
Growth Opportunities Fund	81.6%
Mid-Cap Value Fund	90.5%
Small Cap Value Equity Fund	77.9%
Small Company Value Fund	79.4%
Mid Cap Growth Equity II Fund	75.8%
Small Cap Growth Equity Fund	65.4%
Small Company Growth Fund	82.6%
Diversified International Fund	49.6%
Overseas Fund	91.6%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2012, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
PIMCO Total Return Fund	$6,777,932,103	$84,724,916	$6,358,013,118	$219,848,648
Strategic Bond Fund	373,420,636	9,539,546	373,824,477	13,474,607
Diversified Value Fund	-	63,413,857	-	55,573,723
Fundamental Value Fund	-	161,416,753	-	108,500,886
Large Cap Value Fund	-	22,885,222	-	133,442,738
S&P 500 Index Fund	-	93,244,854	-	13,644,462
Focused Value Fund	-	95,759,578	-	107,902,706
Fundamental Growth Fund	-	91,787,226	-	44,627,628

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blue Chip Growth Fund	$-	$200,031,318	$-	$83,102,157
Growth Opportunities Fund	-	130,241,996	-	39,151,827
Mid-Cap Value Fund	-	66,190,822	-	63,823,941
Small Cap Value Equity Fund	-	15,871,316	-	16,160,307
Small Company Value Fund	-	83,093,773	-	84,583,728
Mid Cap Growth Equity II Fund	-	288,607,644	-	320,294,668
Small Cap Growth Equity Fund	-	365,945,685	-	394,798,118
Small Company Growth Fund	-	27,092,248	-	31,055,938
Diversified International Fund	-	46,806,157	-	33,275,754
Overseas Fund	-	111,802,073	-	94,164,957

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

PIMCO Total Return Fund Class Z
Sold	5,256,247	$54,052,034	44,509,187	$456,529,497
Issued as reinvestment of dividends	-	-	1,329,640	13,214,111
Redeemed	(7,662,606)	(79,735,427)	(5,880,693)	(60,586,199)

Net increase (decrease)	(2,406,359)	$(25,683,393)	39,958,134	$409,157,409

PIMCO Total Return Fund Class S
Sold	3,095,331	$31,097,818	8,700,194	$87,780,332
Issued as reinvestment of dividends	-	-	127,156	1,262,265
Redeemed	(620,836)	(6,386,378)	(3,777,801)	(38,941,125)

Net increase (decrease)	2,474,495	$24,711,440	5,049,549	$50,101,472

PIMCO Total Return Fund Class Y
Sold	5,731,519	$59,119,472	13,061,341	$134,304,351
Issued as reinvestment of dividends	-	-	1,469,812	14,638,314
Redeemed	(2,906,062)	(29,800,536)	(20,153,058)	(205,404,016)

Net increase (decrease)	2,825,457	$29,318,936	(5,621,905)	$(56,461,351)

PIMCO Total Return Fund Class L
Sold	1,828,701	$18,743,675	7,187,185	$73,325,419
Issued as reinvestment of dividends	-	-	205,223	2,031,477
Redeemed	(558,152)	(5,641,693)	(3,440,702)	(35,552,870)

Net increase (decrease)	1,270,549	$13,101,982	3,951,706	$39,804,026

PIMCO Total Return Fund Class A
Sold	5,990,613	$61,309,665	12,387,231	$126,843,937
Issued as reinvestment of dividends	-	-	2,105,042	20,960,452
Redeemed	(6,266,972)	(64,698,758)	(14,277,209)	(146,017,155)

Net increase (decrease)	(276,359)	$(3,389,093)	215,064	$1,787,234

PIMCO Total Return Fund Class N
Sold	1,332,554	$13,589,253	1,602,507	$16,372,999
Issued as reinvestment of dividends	-	-	68,344	678,251
Redeemed	(208,371)	(2,138,145)	(226,731)	(2,323,001)

Net increase (decrease)	1,124,183	$11,451,108	1,444,120	$14,728,249

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Strategic Bond Fund Class S
Sold	450,470	$4,544,867	4,071,149	$40,326,262
Issued as reinvestment of dividends	-	-	260,688	2,573,933
Redeemed	(742,552)	(7,499,894)	(1,726,405)	(17,083,143)

Net increase (decrease)	(292,082)	$(2,955,027)	2,605,432	$25,817,052

Strategic Bond Fund Class Y
Sold	157,708	$1,595,392	658,043	$6,481,656
Issued as reinvestment of dividends	-	-	104,963	1,037,415
Redeemed	(220,204)	(2,233,186)	(988,760)	(9,791,791)

Net increase (decrease)	(62,496)	$(637,794)	(225,754)	$(2,272,720)

Strategic Bond Fund Class L
Sold	458,548	$4,628,630	1,800,060	$17,664,319
Issued as reinvestment of dividends	-	-	84,442	832,875
Redeemed	(223,305)	(2,255,291)	(3,518,462)	(34,756,258)

Net increase (decrease)	235,243	$2,373,339	(1,633,960)	$(16,259,064)

Strategic Bond Fund Class A
Sold	314,261	$3,160,430	592,861	$5,854,653
Issued as reinvestment of dividends	-	-	111,760	1,100,211
Redeemed	(815,695)	(8,240,608)	(2,211,428)	(21,945,086)

Net increase (decrease)	(501,434)	$(5,080,178)	(1,506,807)	$(14,990,222)

Strategic Bond Fund Class N
Sold	14,699	$147,868	30,649	$302,115
Issued as reinvestment of dividends	-	-	2,577	25,291
Redeemed	(21,425)	(214,673)	(33,741)	(327,198)

Net increase (decrease)	(6,726)	$(66,805)	(515)	$208

Diversified Value Fund Class S
Sold	3,498,600	$32,959,351	5,965,282	$54,251,751
Issued as reinvestment of dividends	-	-	454,377	3,834,833
Redeemed	(1,761,082)	(16,700,348)	(3,433,437)	(30,950,963)

Net increase (decrease)	1,737,518	$16,259,003	2,986,222	$27,135,621

Diversified Value Fund Class Y
Sold	63,340	$600,207	691,803	$6,135,749
Issued as reinvestment of dividends	-	-	64,949	547,867
Redeemed	(276,574)	(2,698,691)	(1,774,617)	(15,922,606)

Net increase (decrease)	(213,234)	$(2,098,484)	(1,017,865)	$(9,238,990)

Diversified Value Fund Class L
Sold	117,479	$1,141,102	599,200	$5,414,325
Issued as reinvestment of dividends	-	-	17,322	146,181
Redeemed	(264,065)	(2,501,719)	(4,034,054)	(37,100,215)

Net increase (decrease)	(146,586)	$(1,360,617)	(3,417,532)	$(31,539,709)

Diversified Value Fund Class A
Sold	175,111	$1,662,499	546,692	$4,906,737
Issued as reinvestment of dividends	-	-	35,855	300,437
Redeemed	(464,812)	(4,483,887)	(1,469,973)	(13,277,180)

Net increase (decrease)	(289,701)	$(2,821,388)	(887,426)	$(8,070,006)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Diversified Value Fund Class N
Sold	1,036	$9,771	2,280	$20,707
Issued as reinvestment of dividends	-	-	174	1,458
Redeemed	(17,749)	(166,071)	(1,856)	(17,089)

Net increase (decrease)	(16,713)	$(156,300)	598	$5,076

Fundamental Value Fund Class Z
Sold	4,309,303	$46,030,811	19,665,101	$206,744,081
Issued as reinvestment of dividends	-	-	337,890	3,171,959
Redeemed	(1,717,836)	(18,642,913)	(1,688,035)	(16,842,555)

Net increase (decrease)	2,591,467	$27,387,898	18,314,956	$193,073,485

Fundamental Value Fund Class S
Sold	3,234,780	$34,918,495	9,597,705	$97,892,795
Issued as reinvestment of dividends	-	-	710,978	6,669,303
Redeemed	(1,768,766)	(19,333,374)	(17,613,654)	(184,433,376)

Net increase (decrease)	1,466,014	$15,585,121	(7,304,971)	$(79,871,278)

Fundamental Value Fund Class Y
Sold	1,891,110	$20,493,319	4,666,969	$48,663,819
Issued as reinvestment of dividends	-	-	265,061	2,480,333
Redeemed	(2,935,431)	(32,125,884)	(2,358,755)	(23,403,253)

Net increase (decrease)	(1,044,321)	$(11,632,565)	2,573,275	$27,740,899

Fundamental Value Fund Class L
Sold	1,326,332	$14,220,719	2,149,932	$22,377,440
Issued as reinvestment of dividends	-	-	105,962	990,280
Redeemed	(1,047,879)	(11,501,805)	(7,834,668)	(83,176,754)

Net increase (decrease)	278,453	$2,718,914	(5,578,774)	$(59,809,034)

Fundamental Value Fund Class A
Sold	1,984,048	$21,256,271	4,116,514	$42,672,739
Issued as reinvestment of dividends	-	-	273,627	2,512,999
Redeemed	(1,875,631)	(20,245,106)	(4,159,850)	(42,741,828)

Net increase (decrease)	108,417	$1,011,165	230,291	$2,443,910

Fundamental Value Fund Class N
Sold	6,106	$65,535	12,482	$128,510
Issued as reinvestment of dividends	-	-	948	8,627
Redeemed	(117,620)	(1,215,531)	(16,414)	(171,710)

Net increase (decrease)	(111,514)	$(1,149,996)	(2,984)	$(34,573)

Large Cap Value Fund Class S
Sold	2,731,572	$29,458,408	3,320,897	$34,596,214
Issued as reinvestment of dividends	-	-	244,698	2,378,469
Redeemed	(6,659,894)	(71,050,513)	(8,423,463)	(88,320,822)

Net increase (decrease)	(3,928,322)	$(41,592,105)	(4,857,868)	$(51,346,139)

Large Cap Value Fund Class Y
Sold	624,533	$6,774,872	604,696	$6,330,223
Issued as reinvestment of dividends	-	-	45,828	445,445
Redeemed	(2,201,565)	(23,854,423)	(1,841,362)	(18,652,951)

Net increase (decrease)	(1,577,032)	$(17,079,551)	(1,190,838)	$(11,877,283)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Large Cap Value Fund Class L
Sold	561,338	$5,973,695	1,190,250	$12,551,574
Issued as reinvestment of dividends	-	-	25,316	245,566
Redeemed	(976,610)	(10,548,102)	(3,806,350)	(39,745,699)

Net increase (decrease)	(415,272)	$(4,574,407)	(2,590,784)	$(26,948,559)

Large Cap Value Fund Class A
Sold	215,362	$2,319,477	744,732	$7,808,237
Issued as reinvestment of dividends	-	-	15,809	153,036
Redeemed	(2,838,642)	(30,526,258)	(5,027,495)	(52,233,227)

Net increase (decrease)	(2,623,280)	$(28,206,781)	(4,266,954)	$(44,271,954)

Large Cap Value Fund Class N
Sold	719	$7,547	10,168	$104,460
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(34,224)	(359,979)	(36,880)	(354,770)

Net increase (decrease)	(33,505)	$(352,432)	(26,712)	$(250,310)

S&P 500 Index Fund Class Z*
Sold	2,455,036	$30,815,925	4,912,763	$55,494,742
Issued as reinvestment of dividends	-	-	0 +	2
Redeemed	(273,418)	(3,431,722)	(10,443)	(120,724)

Net increase (decrease)	2,181,618	$27,384,203	4,902,320	$55,374,020

S&P 500 Index Fund Class I**
Sold	4,630,048	$57,189,726	15,205,793	$179,368,434
Issued as reinvestment of dividends	-	-	1,254,973	14,064,540
Redeemed	(5,131,367)	(64,490,947)	(12,631,490)	(147,808,309)

Net increase (decrease)	(501,319)	$(7,301,221)	3,829,276	$45,624,665

S&P 500 Index Fund Class S
Sold	4,595,584	$57,284,447	6,145,472	$73,267,299
Issued as reinvestment of dividends	-	-	638,971	7,161,450
Redeemed	(2,461,967)	(31,109,411)	(9,622,252)	(114,635,918)

Net increase (decrease)	2,133,617	$26,175,036	(2,837,809)	$(34,207,169)

S&P 500 Index Fund Class Y
Sold	1,377,438	$17,170,263	2,790,255	$32,922,365
Issued as reinvestment of dividends	-	-	367,268	4,066,190
Redeemed	(2,110,954)	(26,482,793)	(7,259,050)	(83,917,139)

Net increase (decrease)	(733,516)	$(9,312,530)	(4,101,527)	$(46,928,584)

S&P 500 Index Fund Class L
Sold	2,480,140	$30,794,603	3,648,910	$42,909,898
Issued as reinvestment of dividends	-	-	320,821	3,555,325
Redeemed	(1,408,383)	(17,286,654)	(2,713,635)	(31,611,056)

Net increase (decrease)	1,071,757	$13,507,949	1,256,096	$14,854,167

S&P 500 Index Fund Class A
Sold	2,611,074	$32,145,541	6,121,813	$72,061,754
Issued as reinvestment of dividends	-	-	432,213	4,755,323
Redeemed	(2,849,987)	(35,343,259)	(3,615,017)	(42,569,802)

Net increase (decrease)	(238,913)	$(3,197,718)	2,939,009	$34,247,275

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class N
Sold	54,303	$681,709	65,264	$742,830
Issued as reinvestment of dividends	-	-	3,448	37,490
Redeemed	(42,869)	(516,305)	(33,165)	(379,028)

Net increase (decrease)	11,434	$165,404	35,547	$401,292

Focused Value Fund Class Z
Sold	1,000,645	$18,270,629	5,477,621	$92,939,184
Issued as reinvestment of dividends	-	-	89,414	1,444,799
Redeemed	(530,785)	(9,840,236)	(476,378)	(8,226,739)

Net increase (decrease)	469,860	$8,430,393	5,090,657	$86,157,244

Focused Value Fund Class S
Sold	1,595,197	$30,332,702	3,764,699	$63,138,774
Issued as reinvestment of dividends	-	-	544,232	8,812,715
Redeemed	(722,038)	(13,280,938)	(8,046,049)	(139,023,938)

Net increase (decrease)	873,159	$17,051,764	(3,737,118)	$(67,072,449)

Focused Value Fund Class Y
Sold	329,747	$6,104,926	1,284,921	$22,778,493
Issued as reinvestment of dividends	-	-	120,173	1,930,931
Redeemed	(1,116,792)	(21,099,816)	(1,852,961)	(31,808,635)

Net increase (decrease)	(787,045)	$(14,994,890)	(447,867)	$(7,099,211)

Focused Value Fund Class L
Sold	475,835	$8,812,721	920,256	$16,025,185
Issued as reinvestment of dividends	-	-	94,487	1,516,544
Redeemed	(307,511)	(5,526,505)	(2,641,182)	(45,968,246)

Net increase (decrease)	168,324	$3,286,216	(1,626,439)	$(28,426,517)

Focused Value Fund Class A
Sold	480,336	$8,687,466	1,004,872	$17,413,375
Issued as reinvestment of dividends	-	-	211,757	3,335,176
Redeemed	(635,073)	(11,354,550)	(2,618,628)	(44,331,029)

Net increase (decrease)	(154,737)	$(2,667,084)	(1,401,999)	$(23,582,478)

Focused Value Fund Class N
Sold	915	$16,251	4,731	$80,243
Issued as reinvestment of dividends	-	-	1,769	27,306
Redeemed	(68,562)	(1,168,422)	(31,371)	(520,332)

Net increase (decrease)	(67,647)	$(1,152,171)	(24,871)	$(412,783)

Fundamental Growth Fund Class S
Sold	8,908,020	$56,457,081	2,777,675	$16,106,922
Issued as reinvestment of dividends	-	-	5,528	31,840
Redeemed	(975,974)	(6,339,133)	(3,007,986)	(17,521,918)

Net increase (decrease)	7,932,046	$50,117,948	(224,783)	$(1,383,156)

Fundamental Growth Fund Class Y
Sold	557,793	$3,395,824	173,163	$1,015,653
Issued as reinvestment of dividends	-	-	201	1,143
Redeemed	(361,255)	(2,231,578)	(142,795)	(847,533)

Net increase (decrease)	196,538	$1,164,246	30,569	$169,263

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Fundamental Growth Fund Class L
Sold	270,986	$1,733,367	386,349	$2,238,719
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(130,245)	(841,377)	(372,276)	(2,125,239)

Net increase (decrease)	140,741	$891,990	14,073	$113,480

Fundamental Growth Fund Class A
Sold	690,044	$4,277,352	1,358,273	$7,599,484
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(355,724)	(2,208,742)	(2,151,924)	(12,040,570)

Net increase (decrease)	334,320	$2,068,610	(793,651)	$(4,441,086)

Fundamental Growth Fund Class N
Sold	16,108	$95,750	32,416	$172,860
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(42,249)	(248,814)	(33,567)	(183,306)

Net increase (decrease)	(26,141)	$(153,064)	(1,151)	$(10,446)

Blue Chip Growth Fund Class S
Sold	4,701,375	$56,119,308	12,987,629	$137,914,470
Issued as reinvestment of dividends	-	-	414	4,344
Redeemed	(1,990,496)	(23,974,473)	(3,330,866)	(36,018,265)

Net increase (decrease)	2,710,879	$32,144,835	9,657,177	$101,900,549

Blue Chip Growth Fund Class Y
Sold	3,834,831	$45,067,701	5,257,748	$57,776,176
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,381,151)	(16,859,602)	(1,145,431)	(12,547,009)

Net increase (decrease)	2,453,680	$28,208,099	4,112,317	$45,229,167

Blue Chip Growth Fund Class L
Sold	3,281,695	$39,799,753	6,629,989	$71,541,079
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,675,269)	(19,780,654)	(8,240,824)	(89,000,910)

Net increase (decrease)	1,606,426	$20,019,099	(1,610,835)	$(17,459,831)

Blue Chip Growth Fund Class A
Sold	4,284,169	$50,413,256	2,638,340	$27,735,245
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(845,546)	(10,070,448)	(1,800,968)	(19,193,629)

Net increase (decrease)	3,438,623	$40,342,808	837,372	$8,541,616

Blue Chip Growth Fund Class N
Sold	55,547	$670,245	1,132	$11,763
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(817)	(9,503)	(27,479)	(290,636)

Net increase (decrease)	54,730	$660,742	(26,347)	$(278,873)

Growth Opportunities Fund Class Z*
Sold	2,374,508	$19,890,495	13,437	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(72,975)	(595,611)	-	-

Net increase (decrease)	2,301,533	$19,294,884	13,437	$100,100

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Growth Opportunities Fund Class S
Sold	5,591,102	$46,517,570	8,302,260	$60,422,756
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(3,975,478)	(33,139,115)	(6,678,738)	(48,872,029)

Net increase (decrease)	1,615,624	$13,378,455	1,623,522	$11,550,727

Growth Opportunities Fund Class Y
Sold	1,136,334	$9,247,372	1,548,140	$11,143,056
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(774,223)	(6,637,926)	(635,368)	(4,648,478)

Net increase (decrease)	362,111	$2,609,446	912,772	$6,494,578

Growth Opportunities Fund Class L
Sold	5,193,378	$43,097,920	1,527,020	$10,876,340
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(309,410)	(2,516,832)	(5,657,106)	(39,711,881)

Net increase (decrease)	4,883,968	$40,581,088	(4,130,086)	$(28,835,541)

Growth Opportunities Fund Class A
Sold	2,294,222	$18,174,162	1,438,658	$9,977,335
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(881,924)	(6,898,921)	(2,114,125)	(14,735,841)

Net increase (decrease)	1,412,298	$11,275,241	(675,467)	$(4,758,506)

Growth Opportunities Fund Class N
Sold	60	$438	193	$1,288
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,357)	(10,673)	(1,329)	(9,048)

Net increase (decrease)	(1,297)	$(10,235)	(1,136)	$(7,760)

Mid-Cap Value Fund Class Z*
Sold	449,569	$4,562,417	13,359	$131,596
Issued as reinvestment of dividends	-	-	0 +	1
Redeemed	(5,930)	(59,891)	-	-

Net increase (decrease)	443,639	$4,502,526	13,359	$131,597

Mid-Cap Value Fund Class S
Sold	1,751,597	$18,166,035	6,663,305	$68,211,603
Issued as reinvestment of dividends	-	-	155,635	1,448,964
Redeemed	(1,814,098)	(18,844,467)	(2,475,845)	(24,745,209)

Net increase (decrease)	(62,501)	$(678,432)	4,343,095	$44,915,358

Mid-Cap Value Fund Class Y
Sold	30,051	$318,305	231,131	$2,228,176
Issued as reinvestment of dividends	-	-	1,677	15,668
Redeemed	(26,908)	(273,906)	(178,474)	(1,680,751)

Net increase (decrease)	3,143	$44,399	54,334	$563,093

Mid-Cap Value Fund Class L
Sold	88,689	$898,849	761,686	$7,954,064
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(208,057)	(2,219,880)	(4,496,851)	(46,406,077)

Net increase (decrease)	(119,368)	$(1,321,031)	(3,735,165)	$(38,452,013)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Mid-Cap Value Fund Class A
Sold	63,943	$671,701	125,755	$1,274,881
Issued as reinvestment of dividends	-	-	2,247	20,969
Redeemed	(72,341)	(756,677)	(241,702)	(2,411,520)

Net increase (decrease)	(8,398)	$(84,976)	(113,700)	$(1,115,670)

Mid-Cap Value Fund Class N
Sold	704	$7,244	956	$9,688
Issued as reinvestment of dividends	-	-	21	195
Redeemed	(955)	(10,064)	(674)	(6,960)

Net increase (decrease)	(251)	$(2,820)	303	$2,923

Small Cap Value Equity Fund Class S
Sold	1,845,351	$17,933,170	4,648,226	$42,524,627
Issued as reinvestment of dividends	-	-	34,211	293,188
Redeemed	(1,374,016)	(13,622,771)	(1,690,339)	(15,044,838)

Net increase (decrease)	471,335	$4,310,399	2,992,098	$27,772,977

Small Cap Value Equity Fund Class Y
Sold	127,525	$1,239,377	184,480	$1,710,296
Issued as reinvestment of dividends	-	-	734	6,291
Redeemed	(190,341)	(1,914,600)	(348,752)	(3,352,588)

Net increase (decrease)	(62,816)	$(675,223)	(163,538)	$(1,636,001)

Small Cap Value Equity Fund Class L
Sold	23,672	$237,962	413,787	$3,821,265
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(27,252)	(267,967)	(2,456,698)	(23,364,768)

Net increase (decrease)	(3,580)	$(30,005)	(2,042,911)	$(19,543,503)

Small Cap Value Equity Fund Class A
Sold	72,779	$713,849	210,892	$1,921,306
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(124,060)	(1,228,616)	(521,086)	(4,593,740)

Net increase (decrease)	(51,281)	$(514,767)	(310,194)	$(2,672,434)

Small Cap Value Equity Fund Class N
Sold	34	$327	647	$5,724
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,427)	(14,521)	(689)	(6,579)

Net increase (decrease)	(1,393)	$(14,194)	(42)	$(855)

Small Company Value Fund Class Z
Sold	3,054,759	$40,143,844	4,275,390	$57,470,232
Issued as reinvestment of dividends	-	-	108,140	1,330,121
Redeemed	(636,797)	(8,621,136)	(861,958)	(10,465,355)

Net increase (decrease)	2,417,962	$31,522,708	3,521,572	$48,334,998

Small Company Value Fund Class S
Sold	1,314,761	$17,966,049	2,707,173	$37,401,460
Issued as reinvestment of dividends	-	-	849,405	10,473,166
Redeemed	(3,425,809)	(45,452,501)	(8,004,208)	(107,735,558)

Net increase (decrease)	(2,111,048)	$(27,486,452)	(4,447,630)	$(59,860,932)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Small Company Value Fund Class Y
Sold	239,732	$3,264,329	640,848	$8,819,118
Issued as reinvestment of dividends	-	-	179,071	2,198,995
Redeemed	(628,019)	(8,741,563)	(1,612,576)	(20,821,596)

Net increase (decrease)	(388,287)	$(5,477,234)	(792,657)	$(9,803,483)

Small Company Value Fund Class L
Sold	473,298	$6,268,452	1,011,548	$13,570,410
Issued as reinvestment of dividends	-	-	118,398	1,444,453
Redeemed	(464,363)	(6,154,626)	(2,153,665)	(29,209,164)

Net increase (decrease)	8,935	$113,826	(1,023,719)	$(14,194,301)

Small Company Value Fund Class A
Sold	661,065	$8,769,323	924,363	$12,452,294
Issued as reinvestment of dividends	-	-	345,650	4,147,809
Redeemed	(807,139)	(10,633,296)	(2,110,164)	(27,957,035)

Net increase (decrease)	(146,074)	$(1,863,973)	(840,151)	$(11,356,932)

Small Company Value Fund Class N
Sold	12,026	$158,292	929	$12,213
Issued as reinvestment of dividends	-	-	2,433	28,268
Redeemed	(57,167)	(702,429)	(10,093)	(136,155)

Net increase (decrease)	(45,141)	$(544,137)	(6,731)	$(95,674)

Mid Cap Growth Equity II Fund Class Z
Sold	4,844,162	$74,032,441	10,806,053	$170,805,459
Issued as reinvestment of dividends	-	-	639,161	8,814,029
Redeemed	(939,626)	(14,558,987)	(900,995)	(13,971,669)

Net increase (decrease)	3,904,536	$59,473,454	10,544,219	$165,647,819

Mid Cap Growth Equity II Fund Class S
Sold	3,548,009	$54,763,239	6,785,111	$106,607,035
Issued as reinvestment of dividends	-	-	2,687,580	36,981,100
Redeemed	(5,373,491)	(82,123,070)	(12,426,112)	(193,242,332)

Net increase (decrease)	(1,825,482)	$(27,359,831)	(2,953,421)	$(49,654,197)

Mid Cap Growth Equity II Fund Class Y
Sold	2,150,281	$32,920,475	2,527,678	$40,122,225
Issued as reinvestment of dividends	-	-	1,083,354	14,755,278
Redeemed	(1,922,239)	(30,093,009)	(3,927,101)	(59,609,855)

Net increase (decrease)	228,042	$2,827,466	(316,069)	$(4,732,352)

Mid Cap Growth Equity II Fund Class L
Sold	1,483,103	$22,092,955	2,565,012	$40,874,889
Issued as reinvestment of dividends	-	-	1,980,717	26,462,377
Redeemed	(2,155,546)	(32,398,582)	(10,085,590)	(153,159,432)

Net increase (decrease)	(672,443)	$(10,305,627)	(5,539,861)	$(85,822,166)

Mid Cap Growth Equity II Fund Class A
Sold	1,463,045	$21,336,842	2,626,707	$40,955,577
Issued as reinvestment of dividends	-	-	2,072,694	26,820,658
Redeemed	(2,012,355)	(29,587,521)	(5,574,119)	(83,711,759)

Net increase (decrease)	(549,310)	$(8,250,679)	(874,718)	$(15,935,524)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Mid Cap Growth Equity II Fund Class N
Sold	14,428	$205,920	26,448	$387,153
Issued as reinvestment of dividends	-	-	13,534	169,444
Redeemed	(28,825)	(412,055)	(49,528)	(726,735)

Net increase (decrease)	(14,397)	$(206,135)	(9,546)	$(170,138)

Small Cap Growth Equity Fund Class Z
Sold	776,010	$11,881,170	9,181,655	$138,173,495
Issued as reinvestment of dividends	-	-	311,767	4,325,341
Redeemed	(804,312)	(12,402,561)	(1,043,870)	(16,555,299)

Net increase (decrease)	(28,302)	$(521,391)	8,449,552	$125,943,537

Small Cap Growth Equity Fund Class S
Sold	2,031,297	$31,501,283	6,355,167	$105,994,255
Issued as reinvestment of dividends	-	-	4,903,353	67,833,572
Redeemed	(2,024,778)	(30,895,901)	(14,213,967)	(219,893,140)

Net increase (decrease)	6,519	$605,382	(2,955,447)	$(46,065,313)

Small Cap Growth Equity Fund Class Y
Sold	416,053	$6,383,355	1,162,254	$20,231,820
Issued as reinvestment of dividends	-	-	676,419	9,197,341
Redeemed	(835,860)	(13,019,945)	(2,076,056)	(32,837,828)

Net increase (decrease)	(419,807)	$(6,636,590)	(237,383)	$(3,408,667)

Small Cap Growth Equity Fund Class L
Sold	479,999	$7,108,940	1,312,681	$22,146,070
Issued as reinvestment of dividends	-	-	505,194	6,715,545
Redeemed	(501,765)	(7,353,591)	(1,811,084)	(30,611,261)

Net increase (decrease)	(21,766)	$(244,651)	6,791	$(1,749,646)

Small Cap Growth Equity Fund Class A
Sold	426,032	$6,069,198	834,025	$13,963,965
Issued as reinvestment of dividends	-	-	789,495	10,146,346
Redeemed	(879,775)	(12,602,471)	(1,855,722)	(29,508,824)

Net increase (decrease)	(453,743)	$(6,533,273)	(232,202)	$(5,398,513)

Small Cap Growth Equity Fund Class N
Sold	9,479	$134,228	3,223	$50,255
Issued as reinvestment of dividends	-	-	3,781	46,836
Redeemed	(12,640)	(171,735)	(2,790)	(42,301)

Net increase (decrease)	(3,161)	$(37,507)	4,214	$54,790

Small Company Growth Fund Class S
Sold	715,068	$7,440,903	2,896,129	$30,067,189
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(906,538)	(9,546,159)	(1,932,113)	(19,405,267)

Net increase (decrease)	(191,470)	$(2,105,256)	964,016	$10,661,922

Small Company Growth Fund Class Y
Sold	20,393	$223,089	41,607	$420,043
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(8,148)	(85,443)	(71,834)	(773,571)

Net increase (decrease)	12,245	$137,646	(30,227)	$(353,528)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Small Company Growth Fund Class L
Sold	97,206	$1,001,951	510,095	$5,221,573
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(101,007)	(1,009,875)	(1,750,996)	(17,761,982)

Net increase (decrease)	(3,801)	$(7,924)	(1,240,901)	$(12,540,409)

Small Company Growth Fund Class A
Sold	49,517	$498,696	138,026	$1,370,872
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(151,447)	(1,535,028)	(530,380)	(5,307,546)

Net increase (decrease)	(101,930)	$(1,036,332)	(392,354)	$(3,936,674)

Small Company Growth Fund Class N
Sold	-	$-	6,183	$59,295
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(11,489)	(105,362)	(6,465)	(57,524)

Net increase (decrease)	(11,489)	$(105,362)	(282)	$1,771

Diversified International Fund Class S
Sold	3,503,070	$20,787,471	8,541,735	$57,701,237
Issued as reinvestment of dividends	-	-	671,624	3,731,253
Redeemed	(1,533,123)	(9,237,251)	(2,547,945)	(16,907,400)

Net increase (decrease)	1,969,947	$11,550,220	6,665,414	$44,525,090

Diversified International Fund Class Y
Sold	765	$4,734	5,464	$33,095
Issued as reinvestment of dividends	-	-	11	65
Redeemed	(1)	(5)	(1,053,357)	(6,184,606)

Net increase (decrease)	764	$4,729	(1,047,882)	$(6,151,446)

Diversified International Fund Class L
Sold	76,505	$453,466	880,399	$6,250,712
Issued as reinvestment of dividends	-	-	4,611	26,064
Redeemed	(739)	(4,627)	(5,192,296)	(35,947,996)

Net increase (decrease)	75,766	$448,839	(4,307,286)	$(29,671,220)

Diversified International Fund Class A
Sold	9,338	$55,982	25,215	$172,692
Issued as reinvestment of dividends	-	-	4,071	22,609
Redeemed	(49,554)	(300,117)	(59,711)	(377,742)

Net increase (decrease)	(40,216)	$(244,135)	(30,425)	$(182,441)

Diversified International Fund Class N***
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10,000)	(58,616)	(11)	(78)

Net increase (decrease)	(10,000)	$(58,616)	(11)	$(78)

Overseas Fund Class Z
Sold	3,719,218	$24,857,830	41,901,565	$299,092,762
Issued as reinvestment of dividends	-	-	572,792	3,614,317
Redeemed	(3,648,298)	(24,578,114)	(3,830,771)	(26,234,441)

Net increase (decrease)	70,920	$279,716	38,643,586	$276,472,638

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Overseas Fund Class S
Sold	2,787,261	$19,004,913	3,719,190	$26,836,354
Issued as reinvestment of dividends	-	-	408,985	2,580,694
Redeemed	(1,216,528)	(8,013,630)	(25,817,756)	(184,594,896)

Net increase (decrease)	1,570,733	$10,991,283	(21,689,581)	$(155,177,848)

Overseas Fund Class Y
Sold	854,386	$5,676,752	1,945,477	$13,428,092
Issued as reinvestment of dividends	-	-	211,826	1,330,265
Redeemed	(1,099,755)	(7,587,071)	(1,463,581)	(10,668,655)

Net increase (decrease)	(245,369)	$(1,910,319)	693,722	$4,089,702

Overseas Fund Class L
Sold	646,974	$4,317,690	3,660,992	$27,049,099
Issued as reinvestment of dividends	-	-	133,351	836,110
Redeemed	(561,933)	(3,720,976)	(20,101,945)	(143,890,132)

Net increase (decrease)	85,041	$596,714	(16,307,602)	$(116,004,923)

Overseas Fund Class A
Sold	558,956	$3,664,414	790,874	$5,336,331
Issued as reinvestment of dividends	-	-	122,620	761,470
Redeemed	(580,934)	(3,842,972)	(2,221,049)	(14,671,701)

Net increase (decrease)	(21,978)	$(178,558)	(1,307,555)	$(8,573,900)

Overseas Fund Class N
Sold	7,808	$52,839	8,091	$55,950
Issued as reinvestment of dividends	-	-	333	2,057
Redeemed	(153)	(1,062)	(2,835)	(19,299)

Net increase (decrease)	7,655	$51,777	5,589	$38,708

*	Class Z shares commenced operations on December 7, 2011.
**	Class Z shares were renamed Class I shares on September 30, 2011.
***	Class N shares were eliminated as of January 19, 2012.
+	Amount rounds to less than 0.5 share.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2012, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended June 30, 2012, were waived for any redemptions or exchanges subject to such a charge.

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At June 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$2,660,890,044	$62,981,575	$(15,083,375)	$47,898,200
Strategic Bond Fund	188,900,085	7,978,392	(5,846,000)	2,132,392
Diversified Value Fund	272,386,590	44,640,215	(10,105,197)	34,535,018
Fundamental Value Fund	1,085,308,111	230,395,288	(53,070,914)	177,324,374
Large Cap Value Fund	377,250,522	119,157,152	(27,870,889)	91,286,263
S&P 500 Index Fund	1,903,859,976	647,154,305	(264,364,069)	382,790,236
Focused Value Fund	534,069,742	122,633,946	(16,547,531)	106,086,415
Fundamental Growth Fund	101,180,624	6,473,820	(2,339,944)	4,133,876
Blue Chip Growth Fund	694,229,393	197,642,365	(10,779,739)	186,862,626
Growth Opportunities Fund	358,183,352	130,709,057	(12,113,360)	118,595,697
Mid-Cap Value Fund	146,428,400	14,929,860	(6,081,257)	8,848,603
Small Cap Value Equity Fund	102,122,682	16,231,757	(3,318,222)	12,913,535
Small Company Value Fund	432,807,616	94,592,573	(43,000,001)	51,592,572
Mid Cap Growth Equity II Fund	1,292,143,633	340,035,588	(57,252,285)	282,783,303
Small Cap Growth Equity Fund	716,732,641	115,327,035	(43,754,424)	71,572,611
Small Company Growth Fund	53,489,764	8,865,133	(3,568,874)	5,296,259
Diversified International Fund	146,701,102	5,469,631	(14,183,326)	(8,713,695)
Overseas Fund	524,333,818	43,020,419	(50,459,876)	(7,439,457)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2011, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2012	Expiring 2016	Expiring 2017	Expiring 2018
Strategic Bond Fund	$-	$-	$6,057,011	$-
Diversified Value Fund	-	-	131,021,559	-
Fundamental Value Fund	-	-	54,996,212	-
Large Cap Value Fund	-	-	9,286,732	-
S&P 500 Index Fund	-	26,693,021	25,573,790	-
Fundamental Growth Fund	7,702,832	-	1,004,147	-
Blue Chip Growth Fund	-	36,290,031	80,616,905	-
Growth Opportunities Fund	-	-	11,465,227	-
Mid-Cap Value Fund	-	11,462,510	41,375,263	-
Small Cap Value Equity Fund	-	15,171,798	31,271,443	-
Small Company Growth Fund	-	929,404	12,246,542	-
Diversified International Fund	-	12,970,723	62,822,946	511,296
Overseas Fund	-	-	124,922,165	-

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

At December 31, 2011, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Long Term Capital Loss Carryforward	Short Term Capital Loss Carryforward
PIMCO Total Return Fund	$-	$31,576,694
Strategic Bond Fund	256,944	-
S&P 500 Index Fund	2,575,533	-
Diversified International Fund	-	926,527

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2012, post-October capital losses:

Amount
PIMCO Total Return Fund	$915,792
Diversified Value Fund	995,504
Fundamental Value Fund	4,070,393
S&P 500 Index Fund	4,081,672
Blue Chip Growth Fund	3,964,808
Growth Opportunities Fund	60,633
Mid-Cap Value Fund	770,999
Small Cap Value Equity Fund	51,321
Small Company Value Fund	556,779
Small Cap Growth Equity Fund	5,155,359
Small Company Growth Fund	670,735
Diversified International Fund	4,170,647
Overseas Fund	3,815,416

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2012, late year ordinary losses:

Amount
Large Cap Value Fund	$313,753
Small Cap Growth Equity Fund	20,970
Diversified International Fund	204,934

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2011, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
PIMCO Total Return Fund	$52,784,870	$-	$-
Strategic Bond Fund	5,569,725	-	-
Diversified Value Fund	4,831,928	-	-
Fundamental Value Fund	15,836,849	-	-
Large Cap Value Fund	3,222,516	-	-
S&P 500 Index Fund	33,654,508	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain	Return of Capital
Focused Value Fund	$6,130,735	$10,937,471	$-
Fundamental Growth Fund	32,983	-	-
Blue Chip Growth Fund	4,344	-	-
Mid-Cap Value Fund	1,486,940	-	-
Small Cap Value Equity Fund	294,168	-	-
Small Company Value Fund	911,084	18,711,728	-
Mid Cap Growth Equity II Fund	-	114,005,120	-
Small Cap Growth Equity Fund	24,025,603	74,258,294	-
Diversified International Fund	3,781,333	-	-
Overseas Fund	9,126,919	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2011:

Amount
Diversified International Fund	$462,218
Overseas Fund	1,449,113

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2011, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$5,719,060	$(31,576,694)	$(164,085)	$11,496,660
Strategic Bond Fund	390,401	(6,313,955)	(45,012)	(2,258,182)
Diversified Value Fund	1,118,487	(131,021,559)	(1,072,398)	14,885,565
Fundamental Value Fund	12,891,494	(54,996,212)	(4,284,138)	107,936,335
Large Cap Value Fund	-	(9,286,732)	(517,380)	99,020,171
S&P 500 Index Fund	7,714,894	(54,842,344)	(4,488,475)	187,092,256
Focused Value Fund	-	7,203,792	(140,277)	78,808,389
Fundamental Growth Fund	4,790	(8,706,979)	(11,351)	4,168,898
Blue Chip Growth Fund	16,863	(116,906,936)	(4,124,995)	104,582,650
Growth Opportunities Fund	-	(11,465,227)	(141,967)	73,496,999
Mid-Cap Value Fund	170,798	(52,837,773)	(794,864)	3,842,687
Small Cap Value Equity Fund	-	(46,443,241)	(70,376)	9,399,033
Small Company Value Fund	-	2,013,289	(665,463)	26,783,520
Mid Cap Growth Equity II Fund	-	8,778,231	(264,632)	225,050,645
Small Cap Growth Equity Fund	-	-	(5,306,444)	14,611,025
Small Company Growth Fund	-	(13,175,946)	(690,025)	4,796,582
Diversified International Fund	-	(77,231,492)	(4,403,984)	(19,105,215)
Overseas Fund	8,195,701	(124,922,165)	(3,962,935)	(41,151,371)

The Funds did not have any unrecognized tax benefits at June 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an

Notes to Financial Statements (Unaudited) (Continued)

income tax expense in the Statements of Operations. During the period ended June 30, 2012, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

Since the Funds cannot predict the outcome of these proceedings, the Funds have not accrued any amounts in the accompanying financial statements related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the total net assets of each applicable Fund at the time of such judgment or settlement.

9.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2012, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective August 24, 2012, the Indexed Equity Fund’s name changed to S&P 500 Index Fund.

Effective August 1, 2012, each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2012, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the PIMCO Total Return Fund, Strategic Bond Fund, Diversified Value Fund, Fundamental Value Fund, Large Cap Value Fund, S&P 500 Index Fund, Focused Value Fund, Fundamental Growth Fund, Blue Chip Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Diversified International Fund, and Overseas Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the

Other Information (Unaudited) (Continued)

size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one-, three-, or five-year period below are to periods ended December 31, 2011. The three-year or longer periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of a number of Funds, expense information showed the Funds to be in the first quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods. These Funds included the Fundamental Growth Fund, Blue Chip Growth Fund, Growth Opportunities Fund, Mid Cap Growth Equity II Fund, Small Company Growth Fund, and Overseas Fund. The Committee also considered Funds whose expenses were in the second quartile of their peer groups, and whose performance for the three-year period had been very favorable, although their performance was slightly below the median of their performance categories (51st percentile) for the one-year period. Those Funds included the Strategic Bond Fund (57th percentile) and Focused Value Fund (52nd percentile). The Committee reviewed this information with MassMutual, including, as applicable, the factors that may have contributed to the decline in relative performance in the most recent year, and determined that further inquiry was not required at this time.

The Committee considered that, in the case of the PIMCO Total Return Fund, expense information showed the Fund to be in the first quartile of its peer group (favorable), but that the Fund had performance information for only one year, which the Committee considered generally to be too short a period to warrant evaluation. The Committee considered that the Fund had a one-year performance record in the 99th percentile. The Committee considered statements by the Third Party and MassMutual that Pacific Investment Management Company LLC (“PIMCO”) had experienced one of the worst years in its long history of managing funds in that strategy, due to the firm’s well publicized position to de-emphasize U.S. Treasury securities, which, in retrospect turned out to be an ill-timed decision, but which was arguably well-considered at the time it was made. The Committee also considered MassMutual’s positive view of PIMCO’s long-term favorable performance record in this strategy and MassMutual’s continued confidence in the firm and the strategy.

The Committee also considered that, in the case of a number of other Funds, expense information showed the Funds to be in the first quartile of their peer groups, and performance information showed the Funds to have had second quartile investment performance in their performance categories for the one-year period, showing an improvement from a third-quartile performance ranking for the three-year period. These Funds included the Diversified Value Fund, Mid-Cap Value Fund, and Small Company Value Fund. For each of these Funds, the Committee reviewed with MassMutual the factors that had led to the improvement in performance and considered factors that may have contributed to the less favorable three-year performance numbers.

The Committee considered information regarding the other Funds, which had underperformed in recent periods compared to their peers. The Committee considered that each of the Funds had relatively favorable first or second quartile expenses, but had achieved unfavorable relative performance.

•

Fundamental Value Fund – The Committee noted that the Fund had experienced third-quartile performance for both the one- and three-year periods. The Committee considered MassMutual’s statements that the Fund continues to have a strong (top one-third) five-year performance record (with an even stronger comparative record on a risk-adjusted basis), and that the subadviser (Wellington Management Company, LLP) remains a high-confidence manager that MassMutual considers is experiencing a short-term period of minor underperformance.

•

Large Cap Value Fund – The Committee considered that the Fund had experienced one-year performance in the fourth quartile and three-year performance in the third quartile. The Committee considered that MassMutual has placed the Fund on “watch” status.

•

S&P 500 Index Fund – The Committee considered MassMutual’s statement that the Fund has performed in line with its benchmark index, adjusted for the Fund’s expenses, and provides investors an attractive index option consistent with the nature of the investment product. The Committee considered MassMutual’s view that the Fund is performing as intended.

Other Information (Unaudited) (Continued)

•

Small Cap Value Equity Fund – The Committee considered that the Fund has outperformed its benchmark in each of the past three years, notwithstanding that it has achieved one-year third-quartile comparative performance and three-year fourth-quartile performance. The Committee considered MassMutual’s statements that the three-year performance record reflects the unfavorable performance of a prior subadviser to the Fund, who underperformed significantly in the first half of 2009, and that MassMutual has high conviction in the Fund’s current two subadvisers.

•

Small Cap Growth Equity Fund – The Committee considered that the Fund had achieved one-year fourth-quartile performance and three-year third-quartile performance. The Committee considered MassMutual’s statements that the subadvisers’ particular strategies for the Fund have tended to underperform during the rising equity markets of late 2010 and 2011, which were driven by higher beta stocks. The Committee considered MassMutual’s statement that it continues to have confidence in the Fund’s subadvisers, although it intends to monitor the subadvisers’ performance closely in the coming year for signs of improvement.

•

Diversified International Fund – The Committee considered that, despite the Fund’s favorable three-year comparative performance, the Fund’s substantial underperformance for the one-year period was achieved in substantial part by a subadviser who was replaced in June 2011. The Committee also considered MassMutual’s statement that it expects the new subadviser, J.P. Morgan Investment Management Inc., to deliver competitive results with a lower tracking error than the Fund has recently experienced.

With respect to the PIMCO Total Return Fund, Diversified Value Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, and Diversified International Fund, the Committee considered, in addition to the other factors noted above, the fact that MassMutual was proposing a revised advisory fee schedule reflecting new breakpoints for each of the Funds.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund and the subadvisory process; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interests of each Fund’s shareholders.

In light of the factors noted above, the Trustees, including the Independent Trustees, also considered and approved renegotiated subadvisory agreements with Barrow, Hanley, Mewhinney & Strauss, LLC for the Small Cap Value Equity Fund, Brandywine Global Investment Management, LLC for the Diversified Value Fund, Federated Clover Investment Advisors for the Small Company Value Fund, Frontier Capital Management Company, LLC for the Mid Cap Growth Equity II Fund, Loomis, Sayles & Company, L.P. for the Diversified Value Fund, NFJ Investment Group LLC and Systematic Financial Management, L.P. for the Mid-Cap Value Fund, The Boston Company Asset Management, LLC for the Small Company Growth Fund, and Western Asset Management Company and Western Asset Management Company Limited for the Strategic Bond Fund at their meeting in May 2012, which became effective on June 1, 2012.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2012

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2012:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2012.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
PIMCO Total Return Fund
Class Z	$1,000	0.41%	$1,051.10	$2.08	$1,022.70	$2.05
Class S	1,000	0.56%	1,050.20	2.84	1,022.00	2.80
Class Y	1,000	0.68%	1,049.00	3.45	1,021.40	3.40
Class L	1,000	0.76%	1,049.20	3.85	1,021.00	3.80
Class A	1,000	0.86%	1,048.00	4.36	1,020.50	4.30
Class N	1,000	1.11%	1,047.20	5.62	1,019.20	5.54
Strategic Bond Fund
Class S	1,000	0.69%	1,042.40	3.48	1,021.30	3.45
Class Y	1,000	0.74%	1,041.30	3.74	1,021.10	3.70
Class L	1,000	0.89%	1,041.40	4.49	1,020.30	4.45
Class A	1,000	1.14%	1,039.40	5.75	1,019.10	5.69
Class N	1,000	1.44%	1,038.60	7.26	1,017.60	7.18

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified Value Fund
Class S	$1,000	0.60%	$1,090.20	$3.10	$1,021.80	$3.00
Class Y	1,000	0.70%	1,089.10	3.62	1,021.30	3.50
Class L	1,000	0.80%	1,088.80	4.13	1,020.80	4.00
Class A	1,000	1.09%	1,088.00	5.63	1,019.30	5.44
Class N	1,000	1.41%	1,085.40	7.27	1,017.80	7.04
Fundamental Value Fund
Class Z	1,000	0.59%	1,081.70	3.04	1,021.80	2.95
Class S	1,000	0.80%	1,080.40	4.12	1,020.80	4.00
Class Y	1,000	0.83%	1,079.60	4.27	1,020.60	4.15
Class L	1,000	0.99%	1,078.30	5.09	1,019.80	4.94
Class A	1,000	1.24%	1,077.10	6.37	1,018.60	6.19
Class N	1,000	1.53%	1,075.80	7.85	1,017.20	7.63
Large Cap Value Fund
Class S	1,000	0.77%	1,066.50	3.93	1,020.90	3.85
Class Y	1,000	0.86%	1,066.50	4.39	1,020.50	4.30
Class L	1,000	1.01%	1,065.60	5.16	1,019.70	5.04
Class A	1,000	1.26%	1,064.80	6.43	1,018.50	6.29
Class N	1,000	1.56%	1,062.40	7.96	1,017.00	7.78
S&P 500 Index Fund
Class Z	1,000	0.08%	1,095.20	0.41	1,024.30	0.40
Class I	1,000	0.21%	1,094.10	1.09	1,023.70	1.05
Class S	1,000	0.42%	1,092.20	2.17	1,022.60	2.10
Class Y	1,000	0.45%	1,093.30	2.33	1,022.50	2.25
Class L	1,000	0.40%	1,092.50	2.07	1,022.70	2.00
Class A	1,000	0.65%	1,091.20	3.36	1,021.50	3.25
Class N	1,000	0.95%	1,089.40	4.91	1,020.00	4.75
Focused Value Fund
Class Z	1,000	0.68%	1,080.10	3.50	1,021.40	3.40
Class S	1,000	0.80%	1,080.00	4.11	1,020.80	4.00
Class Y	1,000	0.90%	1,078.80	4.63	1,020.30	4.50
Class L	1,000	1.05%	1,078.00	5.40	1,019.50	5.24
Class A	1,000	1.30%	1,077.20	6.68	1,018.30	6.49
Class N	1,000	1.60%	1,075.20	8.21	1,016.80	7.98
Fundamental Growth Fund
Class S	1,000	0.80%	1,100.20	4.15	1,020.80	4.00
Class Y	1,000	0.91%	1,099.70	4.72	1,020.20	4.55
Class L	1,000	1.06%	1,099.30	5.50	1,019.50	5.29
Class A	1,000	1.31%	1,098.60	6.80	1,018.20	6.54
Class N	1,000	1.63%	1,094.30	8.44	1,016.70	8.13
Blue Chip Growth Fund
Class S	1,000	0.76%	1,122.10	3.99	1,021.00	3.80
Class Y	1,000	0.82%	1,121.60	4.30	1,020.70	4.10
Class L	1,000	0.98%	1,120.40	5.14	1,019.90	4.89
Class A	1,000	1.19%	1,119.30	6.24	1,018.80	5.94
Class N	1,000	1.51%	1,118.90	7.91	1,017.30	7.53

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Growth Opportunities Fund
Class Z	$1,000	0.70%	$1,128.40	$3.68	$1,021.30	$3.50
Class S	1,000	0.85%	1,127.00	4.47	1,020.50	4.25
Class Y	1,000	0.96%	1,127.20	5.05	1,020.00	4.80
Class L	1,000	1.10%	1,126.60	5.78	1,019.30	5.49
Class A	1,000	1.35%	1,124.80	7.09	1,018.10	6.74
Class N	1,000	1.65%	1,121.80	8.66	1,016.50	8.23
Mid-Cap Value Fund
Class Z	1,000	0.73%	1,073.30	3.74	1,021.10	3.65
Class S	1,000	0.80%	1,071.20	4.10	1,020.80	4.00
Class Y	1,000	0.90%	1,071.10	4.61	1,020.30	4.50
Class L	1,000	1.05%	1,071.70	5.38	1,019.50	5.24
Class A	1,000	1.30%	1,070.20	6.65	1,018.30	6.49
Class N	1,000	1.60%	1,068.30	8.18	1,016.80	7.98
Small Cap Value Equity Fund
Class S	1,000	0.85%	1,070.70	4.35	1,020.50	4.25
Class Y	1,000	0.95%	1,069.50	4.86	1,020.00	4.75
Class L	1,000	1.10%	1,068.60	5.63	1,019.30	5.49
Class A	1,000	1.35%	1,067.60	6.90	1,018.10	6.74
Class N	1,000	1.65%	1,067.60	8.44	1,016.60	8.23
Small Company Value Fund
Class Z	1,000	0.86%	1,054.00	4.37	1,020.50	4.30
Class S	1,000	1.05%	1,052.30	5.33	1,019.50	5.24
Class Y	1,000	1.09%	1,052.50	5.53	1,019.30	5.44
Class L	1,000	1.24%	1,051.30	6.29	1,018.60	6.19
Class A	1,000	1.49%	1,050.60	7.56	1,017.40	7.43
Class N	1,000	1.78%	1,048.90	9.02	1,015.90	8.87
Mid Cap Growth Equity II Fund
Class Z	1,000	0.73%	1,084.10	3.76	1,021.10	3.65
Class S	1,000	0.86%	1,082.80	4.43	1,020.50	4.30
Class Y	1,000	0.95%	1,083.00	4.89	1,020.00	4.75
Class L	1,000	1.10%	1,082.50	5.66	1,019.30	5.49
Class A	1,000	1.35%	1,080.70	6.95	1,018.10	6.74
Class N	1,000	1.65%	1,079.50	8.48	1,016.60	8.23
Small Cap Growth Equity Fund
Class Z	1,000	0.87%	1,085.50	4.49	1,020.40	4.35
Class S	1,000	0.97%	1,084.90	5.00	1,019.90	4.84
Class Y	1,000	1.11%	1,084.40	5.72	1,019.20	5.54
Class L	1,000	1.26%	1,083.20	6.49	1,018.50	6.29
Class A	1,000	1.51%	1,082.50	7.78	1,017.30	7.53
Class N	1,000	1.81%	1,080.90	9.31	1,015.80	9.02
Small Company Growth Fund
Class S	1,000	1.13%	1,055.00	5.74	1,019.10	5.64
Class Y	1,000	1.17%	1,054.20	5.94	1,018.90	5.84
Class L	1,000	1.32%	1,053.00	6.70	1,018.20	6.59
Class A	1,000	1.57%	1,052.30	7.97	1,017.00	7.83
Class N	1,000	1.87%	1,050.50	9.48	1,015.50	9.32

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Diversified International Fund
Class S	$1,000	0.99%	$1,035.10	$4.98	$1,019.80	$4.94
Class Y	1,000	1.09%	1,034.20	5.48	1,019.30	5.44
Class L	1,000	1.17%	1,034.60	5.89	1,018.90	5.84
Class A	1,000	1.42%	1,033.40	7.14	1,017.70	7.08
Overseas Fund
Class Z	1,000	0.85%	1,055.90	4.32	1,020.50	4.25
Class S	1,000	1.13%	1,054.30	5.74	1,019.10	5.64
Class Y	1,000	1.18%	1,053.00	5.99	1,018.90	5.89
Class L	1,000	1.23%	1,053.10	6.24	1,018.60	6.14
Class A	1,000	1.48%	1,053.70	7.52	1,017.40	7.38
Class N	1,000	1.78%	1,050.70	9.03	1,015.90	8.87

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

August 29, 2012

©2012 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4543 0812 C:05477-04

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MassMutual Select BlackRock Global Allocation Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders

To Our Shareholders

Eric Wietsma

“The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. If you work with one, your financial professional can likely provide invaluable assistance in this effort.”

June 30, 2012

Welcome to the MassMutual Select BlackRock Global Allocation Fund Semiannual Report covering the six months ended June 30, 2012. Investors continued to navigate numerous economic and geo-political challenges and drove major U.S. and international stock indexes higher during the period, with U.S. stocks leading the way. On the U.S. economic front, the unemployment level remained in a tight range of between 8.1% and 8.3%, with some storm clouds on the horizon in the form of increased jobless claims in June 2012 – and the creation of fewer-than-projected new jobs during the period. Conversely, the housing market showed some signs of recovery, including a 5.9% increase in pending sales of existing homes throughout the country in June that largely reversed the 5.5% dip that occurred in May. The price of crude oil rose to a peak of nearly $110 per barrel in late February, dropped 29% to slightly more than $78 in mid-June, and rebounded somewhat by the end of the quarter to about $85. Oil’s overall decline during the period undermined the performance of energy stocks, but provided consumers with some relief in the form of lower prices at the gas pump. The price of gold rose in January and February before reversing course to finish essentially flat for the six-month period.

For the first half of 2012, the technology-heavy NASDAQ Composite® Index returned 13.30%, the large-cap stock S&P 500® Index advanced 9.48%, the small-cap stock Russell 2000® Index gained 8.53%, and the blue-chip stock Dow Jones Industrial AverageSM (the “Dow”) rose 6.82%. Foreign stocks from both developed and emerging markets trailed their U.S. counterparts significantly, as indicated by the MSCI® EAFE® Index’s return of 2.96%, representing foreign developed markets, and the 3.94% advance of the MSCI Emerging Markets Index. U.S. fixed-income investments advanced modestly, with the Barclays U.S. Aggregate Bond Index returning 2.37%.*

Key events that defined the period

The year started off with a significant rally that lifted stocks here and abroad, as share prices ground out steady gains punctuated by brief and shallow corrections during the first quarter of 2012. Evidence of an improving U.S. economy and investors who were mainly undaunted by Europe’s ongoing sovereign debt crisis were the primary factors driving the market’s gains through March. As the period progressed, data pointing to an economic slowdown in the U.S. and increasing investor concerns over Europe were primarily responsible for the volatility that characterized much of the second quarter, particularly April and May.

In January 2012, Standard & Poor’s downgraded the government debt of France, Spain, Italy, and Austria on concerns over high debt levels and the countries’ significant need to refinance in 2013. In February, the European Union downgraded its growth outlook for the region’s economies, raising new questions about the virtues of austerity plans and setting the stage for renegotiation of the budget-deficit targets for some member states. Continued improvements in U.S. economic data drove a higher level of confidence among investors for a firmer economic recovery. Encouraging economic data during February included a solid decline in claims for unemployment benefits. In March, Greece successfully passed a sovereign debt restructuring that cut its debt by approximately $140 billion. That same month, Chinese Premier Wen Jiabao cut that country’s 2012 target growth rate to 7.5%. Here at home, the economy strengthened, personal spending increased, and incomes also grew modestly.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Continued)

April began with the release of the minutes from the Federal Open Market Committee’s (“FOMC”) most recent meeting at which the Federal Reserve (the “Fed”) made no changes to key interest rates, but kept “Operation Twist” in place. Under Operation Twist, the Fed has been selling shorter-term U.S. Treasury securities and using the proceeds to buy those with longer terms in an effort to lower long-term interest rates. The FOMC minutes stated that economic conditions were “expected to warrant an exceptionally low federal funds rate through late 2014.” In June, the Fed announced that Operation Twist would continue through the end of 2012.

News from Europe and China was mixed in April and enough to trigger volatility in equity markets here and abroad. Prices on Spanish and Italian debt fell after rallying earlier in the year. In May, economic reports pointed to the potential for a slowdown in U.S. economic growth, and concerns over the European economy and the fate of the euro zone dominated the markets. Signals from Europe indicated deeper economic weakness and concern over Greece’s potential exit from the euro as its national currency. Germany reported larger-than-expected gains in factory orders and a surprise gain in industrial output, and China reported slower export growth and the country’s lowest industrial production growth since 2009. In June, the positive reaction to the election of a pro-austerity government in Greece was overshadowed by news that the yield of Spanish 10-year bonds hit an all-time high of more than 7%, driving Spain’s borrowing costs to potentially unsustainable levels.

On June 28, three months after conducting hearings on the subject, the U.S. Supreme Court revealed that it had voted five to four to uphold the Affordable Care Act, the health care law signed by President Obama in 2010. The ruling left the law essentially intact, with most mandates taking effect in 2014.

The second quarter, which seemed to contain an especially busy news cycle of both positive and negative developments, ended with some good news for investors when Germany’s finance minister signaled the country’s potential willingness to take action sooner than expected to support short-term measures that would offer the euro zone additional bailout funds. Additionally, strong earnings announcements helped support stock prices in the U.S., and companies with noteworthy names from across numerous industries reported solid results.

Keeping it in perspective

The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. If you work with one, your financial professional can likely provide invaluable assistance in this effort.

Thank you for your continued confidence in MassMutual. We continue to work diligently to help you take the steps you need to take to prepare for a more secure financial future, despite what may be occurring in the financial markets – or the world.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/12 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers, and without geographic or market capitalization limits. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 6/30/12 (Unaudited)

U.S. Treasury Note 3.500% 5/15/20	2.1%
Apple, Inc.	1.8%
United Kingdom Gilt 4.750% 3/07/20	1.3%
SPDR Gold Trust	1.2%
Australia Government Bond 5.500% 4/21/23	1.1%
Republic of Germany 4.250% 7/04/17	1.1%
U.S. Treasury Note 2.250% 3/31/16	1.0%
Oracle Corp.	1.0%
U.S. Treasury Note 2.625% 8/15/20	0.9%
U.S. Treasury Note 2.500% 3/31/15	0.9%

12.4%

MassMutual Select BlackRock Global Allocation Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equities	59.1%
Bonds & Notes	21.8%
Mutual Funds	2.2%
Purchased Options	0.3%
Structured Options (Over The Counter Traded)	(0.0)%
Warrants	0.0%

Total Long-Term Investments	83.4%
Short-Term Investments and Other Assets and Liabilities	16.6%

Net Assets	100.0%

3

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Continued)

MassMutual Select BlackRock Global Allocation Fund Country Weightings (% of Net Assets) on 6/30/12 (Unaudited)

United States	44.6%
Japan	5.8%
United Kingdom	5.1%
Germany	4.0%
Australia	3.2%
Canada	2.9%
Brazil	2.8%
Singapore	1.6%
Hong Kong	1.4%
France	1.4%
Switzerland	1.3%
Netherlands	1.0%
Republic of Korea	0.9%
Malaysia	0.9%
Cayman Islands	0.8%
Bermuda	0.6%
China	0.5%
Taiwan	0.5%
Italy	0.5%
Netherlands Antilles	0.4%
Russia	0.4%
Ireland	0.4%
Mexico	0.3%
India	0.3%
Israel	0.2%
Thailand	0.2%
Luxembourg	0.2%
Chile	0.2%
Poland	0.2%
Norway	0.1%
Channel Islands	0.1%
Kazakhstan	0.1%
Sweden	0.1%
South Africa	0.1%
Indonesia	0.1%
Turkey	0.1%
Panama	0.1%
Philippines	0.0%
Belgium	0.0%
British Virgin Islands	0.0%
United Arab Emirates	0.0%
Portugal	0.0%
Egypt	0.0%
Argentina	0.0%

Total Long-Term Investments	83.4%
Short-Term Investments and Other Assets and Liabilities	16.6%

Net Assets	100.0%

4

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 59.1%

COMMON STOCK — 57.7%
Aerospace & Defense — 0.9%
The Boeing Co.	18,303	$1,359,913
General Dynamics Corp.	10,282	678,201
L-3 Communications Holdings, Inc.	1,290	95,473
Safran SA	10,824	401,764
Spirit AeroSystems Holdings, Inc. Class A (a)	27,937	665,739
United Technologies Corp.	27,418	2,070,881

		5,271,971

Agriculture — 0.8%
Altria Group, Inc.	22,775	786,877
British American Tobacco Malaysia	13,800	244,295
British American Tobacco PLC	8,344	424,696
Bunge Ltd.	1,263	79,241
Chaoda Modern Agriculture Holdings Ltd. (a) (b)	1,265,139	101,211
KT&G Corp.	7,648	542,433
Lorillard, Inc.	3,389	447,179
Philip Morris International, Inc.	15,725	1,372,163
SLC Agricola SA	46,999	467,767

		4,465,862

Auto Manufacturers — 1.5%
Bayerische Motoren Werke AG	5,790	419,531
Daihatsu Motor Co. Ltd.	13,750	240,876
Daimler AG	8,493	381,963
Dongfeng Motor Group Co. Ltd. Class H	103,500	162,162
Fiat Industrial SpA	110,356	1,087,493
Ford Motor Co.	69,152	663,168
Fuji Heavy Industries Ltd.	124,030	1,001,157
General Motors Co. (a)	32,312	637,193
Guangzhou Automobile Group Co. Ltd. (a)	171,283	144,151
Honda Motor Co. Ltd.	30,060	1,047,129
Hyundai Motor Co.	3,035	622,622
Navistar International Corp. (a)	11,870	336,752
Paccar, Inc.	6,940	271,979
Suzuki Motor Corp.	63,637	1,304,420
Yulon Motor Co. Ltd.	161,000	286,358

		8,606,954

Automotive & Parts — 0.7%
Aisin Seiki Co. Ltd.	9,240	307,482
Autoliv, Inc.	800	43,728
BorgWarner, Inc. (a)	5,360	351,562
Bridgestone Corp.	39,800	912,923
Cheng Shin Rubber Industry Co. Ltd.	104,700	264,759
Delphi Automotive PLC (a)	6,400	163,200
Denso Corp.	13,470	458,640

	Number of Shares	Value
Futaba Industrial Co. Ltd. (a)	22,110	$116,194
Johnson Controls, Inc.	11,411	316,199
Lear Corp.	1,900	71,687
Mando Corp.	588	87,583
Sumitomo Electric Industries Ltd.	17,100	212,603
Toyota Industries Corp.	32,821	937,715

		4,244,275

Banks — 2.5%
Banco do Brasil SA	18,067	175,678
Bank of America Corp.	186,071	1,522,061
Bank of New York Mellon Corp.	61,227	1,343,933
Bank of Nova Scotia	4,825	249,946
BNP Paribas	32,378	1,249,913
Capital One Financial Corp.	7,374	403,063
DBS Group Holdings Ltd.	23,000	253,874
DnB NOR ASA	9,306	92,578
HSBC Holdings PLC	109,023	961,304
Intesa Sanpaolo	204,879	293,039
Lloyds Banking Group PLC (a)	234,464	115,326
Northern Trust Corp.	7,946	365,675
Oversea-Chinese Banking Corp. Ltd.	102,900	718,847
Sberbank of Russian Federation	210,912	568,479
Siam Commercial Bank PCL	96,316	445,795
Societe Generale (a)	10,049	236,926
State Street Corp.	22,902	1,022,345
Sumitomo Mitsui Financial Group, Inc.	23,230	766,332
The Toronto-Dominion Bank	1,633	127,804
U.S. Bancorp	36,763	1,182,298
United Overseas Bank Ltd.	13,900	206,562
Wells Fargo & Co.	69,274	2,316,523

		14,618,301

Beverages — 0.8%
The Coca-Cola Co.	6,863	536,618
Constellation Brands, Inc. Class A (a)	2,821	76,336
DE Master Blenders 1753 NV (a)	53,994	608,815
Diageo PLC Sponsored ADR (United Kingdom)	16,807	1,732,297
Dr. Pepper Snapple Group, Inc.	4,750	207,813
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,338	297,916
Fraser and Neave Ltd.	112,700	628,066
Kirin Holdings Co. Ltd.	45,800	539,788

		4,627,649

Biotechnology — 0.3%
Amgen, Inc.	1,353	98,823
CSL Ltd.	5,359	217,353
Life Technologies Corp. (a)	12,571	565,569
Vertex Pharmaceuticals, Inc. (a)	17,111	956,847

		1,838,592

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.1%
Rinnai Corp.	5,300	$365,158
Yuanda China Holdings Ltd.	1,494,586	167,281

		532,439

Chemicals — 2.2%
Asahi Kasei Corp.	70,000	379,755
BASF SE	14,770	1,026,347
China BlueChemical Ltd.	351,700	201,573
The Dow Chemical Co.	26,203	825,394
Eastman Chemical Co.	1,600	80,592
EI du Pont de Nemours & Co.	18,075	914,053
FMC Corp.	38,155	2,040,529
Hitachi Chemical Co. Ltd.	19,300	302,449
JSR Corp.	13,400	232,465
Lanxess AG	9,318	587,768
Monsanto Co.	3,828	316,882
Potash Corporation of Saskatchewan, Inc.	53,165	2,322,779
PPG Industries, Inc.	994	105,483
Praxair, Inc.	3,223	350,437
PTT Global Chemical PCL	21,600	37,745
PTT Global Chemical PCL	283,660	499,789
Samsung Fine Chemicals Co. Ltd.	4,270	225,006
Shin-Etsu Chemical Co. Ltd.	23,588	1,297,731
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	5,090	283,360
Syngenta AG	1,795	612,783
Ube Industries Ltd.	190,600	442,372

		13,085,292

Coal — 0.4%
Alliance Resource Partners LP	1,180	66,221
Bumi Resources Tbk PT	1,639,000	197,396
China Shenhua Energy Co. Ltd.	74,538	262,864
CONSOL Energy, Inc.	58,204	1,760,089

		2,286,570

Commercial Services — 0.8%
Alliance Data Systems Corp. (a)	860	116,100
Jiangsu Expressway Co. Ltd.	199,100	186,284
MasterCard, Inc. Class A	2,517	1,082,587
McKesson Corp.	9,879	926,156
Qualicorp SA (a)	41,379	361,770
Visa, Inc. Class A	13,750	1,699,912
Western Union Co.	3,100	52,204

		4,425,013

Computers — 3.3%
Accenture PLC Class A	1,349	81,061
Apple, Inc. (a)	17,875	10,439,000
Cognizant Technology Solutions Corp. Class A (a)	2,664	159,840
Dell, Inc. (a)	51,121	640,035
EMC Corp. (a)	57,557	1,475,186

	Number of Shares	Value
Fusion-io, Inc. (a)	13,966	$291,750
Hewlett-Packard Co.	35,753	718,993
International Business Machines Corp.	13,639	2,667,516
NetApp, Inc. (a)	28,741	914,539
SanDisk Corp. (a)	31,282	1,141,167
TDK Corp.	7,880	319,840
Western Digital Corp. (a)	2,190	66,751

		18,915,678

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.	12,238	1,273,976
Kao Corp.	8,500	234,430
The Procter & Gamble Co.	26,702	1,635,497

		3,143,903

Distribution & Wholesale — 0.6%
Adani Enterprises Ltd.	38,788	156,044
Mitsubishi Corp.	58,220	1,175,671
Mitsui & Co. Ltd.	115,652	1,715,899
Sumitomo Corp.	25,500	356,758

		3,404,372

Diversified Financial — 1.1%
American Express Co.	9,554	556,138
Ameriprise Financial, Inc.	1,200	62,712
Citigroup, Inc.	75,048	2,057,066
Discover Financial Services	20,091	694,747
The Goldman Sachs Group, Inc.	10,239	981,511
JPMorgan Chase & Co.	41,106	1,468,717
UBS AG (a)	46,085	538,936

		6,359,827

Electric — 1.8%
The AES Corp. (a)	50,692	650,378
Ameren Corp.	2,400	80,496
American Electric Power Co., Inc.	18,043	719,916
Calpine Corp. (a)	45,296	747,837
China Resources Power Holdings Co. Ltd.	214,000	440,588
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	33,469	616,499
CMS Energy Corp.	17,938	421,543
Dominion Resources, Inc.	7,576	409,104
Exelon Corp.	3,962	149,050
Huaneng Power International, Inc.	434,900	328,623
National Grid PLC	116,556	1,233,702
NextEra Energy, Inc.	21,256	1,462,625
Pampa Energia SA Sponsored ADR (Argentina) (a)	5,779	23,983
PPL Corp.	22,960	638,518
RusHydro	2,057,797	53,503
RusHydro ADR (Russia) (a)	173,594	414,716
Scottish & Southern Energy PLC	48,810	1,064,143

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
The Southern Co.	13,370	$619,031
Tractebel Energia SA	14,442	267,125

		10,341,380

Electrical Components & Equipment — 0.1%
Dongfang Electric Corp. Ltd.	80,100	163,559
Hitachi Ltd.	58,600	360,397

		523,956

Electronics — 0.9%
Agilent Technologies, Inc.	18,295	717,896
Fanuc Ltd.	3,450	566,825
Garmin Ltd.	2,100	80,409
Hon Hai Precision Industry Co. Ltd.	79,408	239,443
Hoya Corp.	32,920	725,354
Koninklijke Philips Electronics NV	37,719	745,840
Mettler-Toledo, Inc. (a)	2,049	319,337
Murata Manufacturing Co. Ltd.	10,670	559,730
Nippon Electric Glass Co. Ltd.	23,390	139,117
PerkinElmer, Inc.	13,522	348,868
TE Connectivity Ltd.	2,500	79,775
Waters Corp. (a)	7,399	587,998

		5,110,592

Engineering & Construction — 0.4%
JGC Corp.	34,030	984,940
KBR, Inc.	16,222	400,846
Kinden Corp.	11,440	75,108
McDermott International, Inc. (a)	30,280	337,319
Okumura Corp.	79,230	286,106
Toda Corp.	77,200	240,882

		2,325,201

Entertainment — 0.1%
Delta Topco Ltd. (b)	800,425	469,299
International Game Technology	21,485	338,389
Toho Co. Ltd.	950	16,409

		824,097

Foods — 0.9%
BIM Birlesik Magazalar AS	1,788	73,809
ConAgra Foods, Inc.	3,025	78,438
Cosan Ltd. Class A	67,531	856,968
General Mills, Inc.	21,421	825,565
H.J. Heinz Co.	4,876	265,157
Hillshire Brands Co.	10,799	313,057
The Kroger Co.	2,958	68,596
Nestle SA	29,736	1,773,795
Unilever NV	12,162	407,067
Unilever NV NY Shares	4,541	151,442
Unilever PLC	8,040	270,218
Unilever PLC Sponsored ADR (United Kingdom)	5,020	169,325

		5,253,437

	Number of Shares	Value
Forest Products & Paper — 0.0%
International Paper Co.	9,599	$277,507
Sino-Forest Corp. (a) (b)	25,740	-

		277,507

Gas — 0.5%
Beijing Enterprises Holdings Ltd.	227,922	1,375,704
China Resources Gas Group Ltd.	172,000	297,022
Tokyo Gas Co. Ltd.	197,988	1,011,138

		2,683,864

Health Care – Products — 1.4%
Cie Generale d’Optique Essilor International SA	12,766	1,185,885
Covidien PLC	8,349	446,671
Fresenius SE & Co. KGaA	9,142	947,981
Hologic, Inc. (a)	33,721	608,327
Johnson & Johnson	54,294	3,668,103
Medtronic, Inc.	29,482	1,141,838
Terumo Corp.	6,540	268,685

		8,267,490

Health Care – Services — 1.9%
Aetna, Inc.	32,346	1,254,054
Cigna Corp.	10,202	448,888
Coventry Health Care, Inc.	1,900	60,401
DaVita, Inc. (a)	6,966	684,131
Fresenius Medical Care AG & Co. KGaA	15,123	1,070,431
HCA Holdings, Inc.	45,881	1,396,159
HEALTHSOUTH Corp. (a)	17,820	414,493
Humana, Inc.	9,409	728,633
Life Healthcare Group Holdings Ltd.	102,403	390,290
NMC Health PLC (a)	58,579	175,423
Raffles Medical Group Ltd.	99,600	174,482
Thermo Fisher Scientific, Inc.	11,455	594,629
UnitedHealth Group, Inc.	27,429	1,604,597
Universal Health Services, Inc. Class B	13,768	594,227
Vanguard Health Systems, Inc. (a)	316	2,809
WellPoint, Inc.	18,388	1,172,971

		10,766,618

Holding Company – Diversified — 0.5%
Hutchison Whampoa Ltd.	50,900	440,228
Keppel Corp. Ltd.	95,812	785,093
LG Corp.	4,828	234,464
LVMH Moet Hennessy Louis Vuitton SA	4,762	725,816
Tianjin Development Holdings (a)	972,641	494,911
Wharf Holdings Ltd.	74,510	414,730

		3,095,242

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.2%
Daiwa House Industry Co. Ltd.	18,880	$268,033
MRV Engenharia e Participacoes SA	91,199	422,281
PulteGroup, Inc. (a)	60,090	642,963

		1,333,277

Household Products — 0.1%
Hypermarcas SA (a)	110,526	653,196

Insurance — 2.3%
ACE Ltd.	21,185	1,570,444
AIA Group Ltd.	71,000	244,804
Allianz SE	6,207	624,144
Allstate Corp.	5,959	209,101
Amlin PLC	28,507	158,235
Arch Capital Group Ltd. (a)	8,392	333,078
AXA SA	47,422	634,706
Axis Capital Holdings Ltd.	1,878	61,129
Berkshire Hathaway, Inc. Class B (a)	3,610	300,821
The Chubb Corp.	9,758	710,578
CNA Financial Corp.	2,951	81,802
Endurance Specialty Holdings Ltd.	9,665	370,363
Fidelity National Financial, Inc. Class A	22,144	426,493
ING Groep NV (a)	81,122	547,316
Lincoln National Corp.	3,763	82,297
MetLife, Inc.	13,864	427,704
Millea Holdings, Inc.	60,775	1,528,119
Mitsui Sumitomo Insurance Group Holdings, Inc.	37,466	655,782
Muenchener Rueckversicherungs AG	2,146	302,779
Ping An Insurance Group Co. of China Ltd.	24,081	194,168
Platinum Underwriters Holdings Ltd.	4,544	173,126
The Progressive Corp.	12,776	266,124
Prudential Financial, Inc.	6,086	294,745
Reinsurance Group of America, Inc. Class A	1,100	58,531
RenaissanceRe Holdings Ltd.	4,568	347,214
Sony Financial Holdings, Inc.	19,500	318,973
Torchmark Corp.	1,550	78,353
The Travelers Cos., Inc.	15,588	995,138
Unum Group	2,971	56,835
Xl Group PLC	54,239	1,141,189
Zurich Financial Services AG (a)	1,744	393,481

		13,587,572

Internet — 0.8%
Check Point Software Technologies Ltd. (a)	1,440	71,410
eBay, Inc. (a)	13,274	557,641
Expedia, Inc.	1,774	85,276
Google, Inc. Class A (a)	4,979	2,888,168
Symantec Corp. (a)	35,038	511,905

	Number of Shares	Value
Yahoo! Japan Corp.	977	$316,184

		4,430,584

Investment Companies — 0.1%
Cheung Kong Infrastructure Holdings Ltd.	55,100	330,861
RHJ International (a)	46,200	208,460
RHJ International Deposit Shares (a) (c)	11,800	53,010

		592,331

Iron & Steel — 0.1%
POSCO	820	261,835
POSCO ADR (Republic of Korea)	3,634	292,319

		554,154

Lodging — 0.0%
Wyndham Worldwide Corp.	1,500	79,110

Machinery – Construction & Mining — 0.1%
Rio Tinto PLC	11,934	569,960

Machinery – Diversified — 0.4%
CNH Global NV (a)	2,177	84,598
Haitian International Holdings Ltd.	110,171	109,573
Kubota Corp.	107,220	989,507
Rockwell Automation, Inc.	15,710	1,037,803
Shanghai Electric Group Co. Ltd.	532,600	220,726

		2,442,207

Manufacturing — 1.2%
3M Co.	9,233	827,277
Cheil Industries, Inc.	3,171	279,105
General Electric Co.	192,109	4,003,551
Invensys PLC	85,232	297,513
Parker Hannifin Corp.	995	76,496
Siemens AG	20,281	1,704,774

		7,188,716

Media — 0.9%
Comcast Corp. Class A	78,656	2,514,632
DISH Network Corp. Class A	2,825	80,654
Kabel Deutschland Holding AG (a)	8,266	514,416
Liberty Global, Inc. Class A (a)	233	11,564
The McGraw-Hill Cos., Inc.	1,479	66,555
Rogers Communications, Inc. Class B	10,945	396,319
Singapore Press Holdings Ltd.	56,090	173,197
Time Warner Cable, Inc.	7,643	627,490
Viacom, Inc. Class B	6,596	310,144
The Walt Disney Co.	6,004	291,194
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	54,936	162,856

		5,149,021

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	4,494	$739,218
SKF AB	8,137	160,981
Tenaris SA Sponsored ADR (Luxembourg)	9,097	318,122

		1,218,321

Mining — 2.3%
Agnico-Eagle Mines Ltd.	8,210	332,177
Alamos Gold, Inc.	7,797	121,768
Alcoa, Inc.	42,271	369,871
Anglo American PLC	16,404	538,215
Anglo Platinum Ltd.	1	60
Antofagasta PLC	40,576	696,386
Barrick Gold Corp.	20,127	756,171
BHP Billiton Ltd.	23,716	773,060
BHP Billiton PLC	17,861	510,047
Detour Gold Corp. (a)	12,106	243,880
Eldorado Gold Corp.	59,538	733,333
Freeport-McMoRan Copper & Gold, Inc.	14,241	485,191
Glencore International PLC	41,076	190,829
Goldcorp, Inc.	46,131	1,733,603
Katanga Mining Ltd. (a)	23,174	15,023
Kinross Gold Corp.	11,753	95,787
Kinross Gold Corp.	54,283	443,072
Newcrest Mining Ltd.	24,296	565,521
Newmont Mining Corp.	25,127	1,218,911
Orica Ltd.	13,803	351,328
Osisko Mining Corp. (a)	50,764	349,030
Polyus Gold International Ltd. GDR (Russia) (a)	237,861	745,052
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	6,712	604,147
Rio Tinto Ltd.	13,458	791,046
Silver Wheaton Corp.	26,038	698,860
Stillwater Mining Co. (a)	21,061	179,861
Teck Resources Ltd. Class B	2,099	64,943

		13,607,172

Office Equipment/Supplies — 0.2%
Canon, Inc.	23,555	943,207

Oil & Gas — 6.9%
Anadarko Petroleum Corp.	26,967	1,785,215
Apache Corp.	15,437	1,356,758
BG Group PLC	88,497	1,811,342
BP PLC	106,065	710,653
BP PLC Sponsored ADR (United Kingdom)	23,779	964,001
Cabot Oil & Gas Corp.	10,061	396,403
Canadian Natural Resources Ltd.	24,163	648,777
Chevron Corp.	29,201	3,080,705
Cobalt International Energy, Inc. (a)	9,163	215,330

	Number of Shares	Value
ConocoPhillips	1,195	$66,777
Denbury Resources, Inc. (a)	19,385	292,907
Devon Energy Corp.	32,038	1,857,884
Diamond Offshore Drilling, Inc.	1,274	75,332
Eni SpA	55,605	1,186,686
Exxon Mobil Corp.	32,863	2,812,087
Helmerich & Payne, Inc.	1,557	67,698
Hess Corp.	6,555	284,815
Inpex Corp.	188	1,053,989
KazMunaiGas Exploration Production GDR (Kazakhstan) (d)	35,439	600,397
Marathon Oil Corp.	51,925	1,327,722
Marathon Petroleum Corp.	54,033	2,427,162
Murphy Oil Corp.	1,475	74,178
Occidental Petroleum Corp.	38,399	3,293,482
Petroleo Brasileiro SA Sponsored ADR (Brazil)	63,369	1,149,514
Phillips 66 (a)	65,132	2,164,988
PTT Public Co. Ltd.	39,549	402,214
QEP Resources, Inc.	29,585	886,662
Quicksilver Resources, Inc. (a)	112,617	610,384
Royal Dutch Shell PLC ADR (United Kingdom)	18,900	1,274,427
SM Energy Co.	11,402	559,952
Statoil ASA	26,739	639,384
Suncor Energy, Inc.	55,691	1,610,395
Talisman Energy, Inc.	25,214	289,016
Total SA	17,781	802,441
Total SA Sponsored ADR (France)	24,656	1,108,287
Tupras Turkiye Petrol Rafine	13,215	283,258
Valero Energy Corp.	3,147	76,000
Vallares PLC (a)	36,257	348,505
Whiting Petroleum Corp. (a)	31,668	1,302,188

		39,897,915

Oil & Gas Services — 0.9%
Halliburton Co.	21,432	608,454
National Oilwell Varco, Inc.	24,216	1,560,479
Schlumberger Ltd.	33,097	2,148,326
Technip SA	2,457	256,400
Transocean Ltd.	3,546	158,613
Weatherford International Ltd. (a)	27,631	348,980

		5,081,252

Packaging & Containers — 0.0%
Crown Holdings, Inc. (a)	7,541	260,089

Pharmaceuticals — 3.8%
Abbott Laboratories	1,577	101,669
Allergan, Inc.	9,455	875,249
AmerisourceBergen Corp.	13,423	528,195
Astellas Pharma, Inc.	7,970	348,129
AstraZeneca PLC	34,825	1,556,641
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,697	75,941

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Bayer AG	16,107	$1,161,454
BioMarin Pharmaceutical, Inc. (a)	7,154	283,155
Bristol-Myers Squibb Co.	45,074	1,620,410
Cardinal Health, Inc.	1,677	70,434
Eli Lilly & Co.	8,896	381,727
Express Scripts Holding Co. (a)	8,015	447,478
Gilead Sciences, Inc. (a)	22,572	1,157,492
GlaxoSmithKline PLC ADR (United Kingdom)	1,783	81,251
Herbalife Ltd.	1,486	71,818
Kyowa Hakko Kirin Co. Ltd.	37,210	382,305
Mead Johnson Nutrition Co. Class A	15,227	1,225,926
Merck & Co., Inc.	58,182	2,429,099
Mitsubishi Tanabe Pharma Corp.	16,400	235,650
Mylan, Inc. (a)	29,587	632,274
Novartis AG	10,825	603,818
Perrigo Co.	5,394	636,114
Pfizer, Inc.	144,239	3,317,497
Roche Holding AG	4,268	736,774
Sanofi	12,020	911,489
Sanofi ADR (France)	1,546	58,408
Sinopharm Group Co.	168,000	465,179
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	33,826	1,334,098
United Therapeutics Corp. (a)	3,058	151,004
Valeant Pharmaceuticals International, Inc. (a)	6,000	268,740

		22,149,418

Real Estate — 0.8%
Brookfield Asset Management, Inc. Class A	13,175	436,092
Capitaland Ltd.	259,500	560,187
Cheung Kong Holdings	29,300	362,069
Cyrela Brazil Realty SA	53,258	392,441
Global Logistic Properties Ltd. (a)	269,500	448,966
IRSA Inversiones y Representaciones SA Sponsored ADR (Argentina)	5,006	35,493
LSR Group GDR (Russia) (c)	37,579	129,757
LSR Group GDR (Russia) (d)	2,264	9,729
Mitsui Fudosan Co. Ltd.	21,500	417,074
Sun Hung Kai Properties Ltd.	27,029	320,558
The St. Joe Co. (a)	93,899	1,484,543

		4,596,909

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	13,500	943,785
The Link REIT	295,733	1,207,175
Simon Property Group, Inc.	3,032	471,961

		2,622,921

Retail — 0.8%
Coach, Inc.	1,200	70,176
CVS Caremark Corp.	22,079	1,031,752

	Number of Shares	Value
Macy’s, Inc.	1,900	$65,265
McDonald’s Corp.	8,579	759,499
Ross Stores, Inc.	1,200	74,964
Shanghai Pharmaceuticals Holding Co. Ltd.	3,134	3,940
Wal-Mart Stores, Inc.	29,371	2,047,746
Yamada Denki Co. Ltd.	9,320	475,696
Zhongsheng Group Holdings Ltd.	171,970	209,259

		4,738,297

Semiconductors — 1.3%
Analog Devices, Inc.	1,800	67,806
Applied Materials, Inc.	51,840	594,086
ASML Holding NV	2,000	102,840
Freescale Semiconductor Holdings I Ltd. (a)	46,900	480,725
Infineon Technologies AG	48,250	327,157
Intel Corp.	97,404	2,595,817
KLA-Tencor Corp.	1,500	73,875
Rohm Co. Ltd.	6,560	252,330
Samsung Electronics Co. Ltd.	2,147	2,276,298
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	199,000	544,690

		7,315,624

Shipbuilding — 0.0%
SembCorp Marine Ltd.	58,630	223,863

Software — 2.1%
Activision Blizzard, Inc.	94,386	1,131,688
Adobe Systems, Inc. (a)	3,306	107,015
CA, Inc.	37,140	1,006,123
Electronic Arts, Inc. (a)	59,967	740,592
Fidelity National Information Services, Inc.	2,907	99,071
Intuit, Inc.	1,393	82,675
Microsoft Corp. (e)	121,263	3,709,435
Oracle Corp.	186,663	5,543,891

		12,420,490

Telecommunications — 5.5%
Amdocs Ltd. (a)	2,789	82,889
America Movil SAB de C.V. Sponsored ADR (Mexico)	44,480	1,159,149
AT&T, Inc. (e)	108,338	3,863,333
Axiata Group	688,612	1,189,249
BT Group PLC	279,229	925,623
CenturyTel, Inc.	6,264	247,365
China Telecom Corp. Ltd. Class H	377,600	164,656
China Unicom Ltd.	147,200	184,554
Chunghwa Telecom Co. Ltd.	117,708	370,686
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	23,079	725,373
Cisco Systems, Inc.	144,592	2,482,645
Corning, Inc.	146,226	1,890,702
Crown Castle International Corp. (a)	6,393	375,013

The accompanying notes are an integral part of the consolidated financial statements.

10

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Deutsche Telekom AG	86,811	$952,338
Eutelsat Communications SA	11,634	357,708
Far EasTone Telecommunications Co. Ltd.	149,087	322,964
Juniper Networks, Inc. (a)	52,328	853,470
KDDI Corp.	116	748,240
KT Corp.	2,000	52,902
KT Corp. Sponsored ADR (Republic of Korea)	25,160	331,609
MetroPCS Communications, Inc. (a)	39,428	238,539
Millicom International Cellular SA	764	72,082
MobileOne Ltd.	128,600	260,212
Motorola Solutions, Inc.	9,681	465,753
Nippon Telegraph & Telephone Corp.	21,470	997,542
NTT DoCoMo, Inc.	923	1,536,036
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	4,264	271,190
QUALCOMM, Inc.	53,438	2,975,428
Rogers Communications, Inc. Class B	1,700	61,631
Singapore Telecommunications Ltd.	298,228	779,818
Swisscom AG	1,304	524,208
Telecom Egypt	67,982	150,303
Telecom Italia SpA	143,579	141,488
Telefonica Brasil SA Sponsored ADR (Brazil)	46,123	1,141,083
Telekom Malaysia	296,624	528,748
Telekomunikasi Indonesia Tbk PT	187,200	162,958
Telstra Corp. Ltd.	92,645	351,066
TELUS Corp.	4,047	243,035
Verizon Communications, Inc.	46,092	2,048,328
Vodafone Group PLC	185,587	521,432
Vodafone Group PLC Sponsored ADR (United Kingdom)	30,580	861,744
Ziggo NV (a)	4,570	146,109

		31,759,201

Textiles — 0.1%
Guinness Peat Group PLC	374,884	138,711
Kuraray Co. Ltd.	28,210	365,165

		503,876

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	25,436	825,144
Nintendo Co. Ltd.	4,300	501,742

		1,326,886

Transportation — 0.8%
Asciano Group	55,836	251,130
Canadian Pacific Railway Ltd.	7,651	560,512
Canadian Pacific Railway Ltd.	1,143	83,887
China South Locomotive and Rolling Stock Corp.	111,900	87,710
East Japan Railway	21,753	1,365,742

	Number of Shares	Value
Guangshen Railway Co. Ltd.	157,142	$47,557
Novorossiysk Commercial Sea Port GDR (Russia) (a) (d)	34,345	216,202
Tianjin Port Development Holdings Ltd.	1,059,609	124,166
Union Pacific Corp.	14,203	1,694,560
West Japan Railway Co.	9,900	407,765

		4,839,231

Water — 0.1%
American Water Works Co., Inc.	11,432	391,889

TOTAL COMMON STOCK (Cost $319,114,797)		$335,772,771

CONVERTIBLE PREFERRED STOCK — 0.0%
Savings & Loans — 0.0%
Omnicare Capital Trust II 4.000%	4,900	211,484

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $163,537)		211,484

PREFERRED STOCK — 1.4%
Aerospace & Defense — 0.0%
United Technologies Corp. 7.500%	4,500	237,105

Auto Manufacturers — 0.3%
General Motors Co. 4.750%	12,685	421,142
Volkswagen AG 1.580%	8,041	1,274,880

		1,696,022

Banks — 0.4%
HSBC Holdings PLC 8.000%	15,000	407,700
Itau Unibanco Holding SA 3.000%	36,375	512,347
Royal Bank of Scotland Group PLC, Series M 6.400%	9,550	167,316
Royal Bank of Scotland Group PLC, Series T 7.250%	8,536	167,732
US Bancorp, Series F 6.500% VRN	14,064	401,949
US Bancorp, Series G 6.000% VRN	6,837	187,197
Wells Fargo & Co. 7.500%	240	270,000

		2,114,241

The accompanying notes are an integral part of the consolidated financial statements.

11

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 0.1%
Citigroup Capital XIII 7.875%	13,808	$376,820

Electric — 0.2%
NextEra Energy, Inc. 5.599%	8,579	439,674
PPL Corp. 8.750%	7,300	390,331
PPL Corp. 9.500%	8,000	423,200

		1,253,205

Foods — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	22,344	889,978

Oil & Gas — 0.1%
Chesapeake Energy Corp. 5.750% (c)	638	543,098

Real Estate Investment Trusts (REITS) — 0.1%
Health Care REIT, Inc. 6.500% (a)	7,500	405,000

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125%	30,000	721,500

TOTAL PREFERRED STOCK (Cost $8,270,161)		8,236,969

TOTAL EQUITIES (Cost $327,548,495)		344,221,224

	Principal Amount
BONDS & NOTES — 21.8%

BANK LOANS — 0.3%
Oil & Gas — 0.2%
Equipower Resources Holding LLC 1st Lien Term Loan 0.000% 12/28/18	$201,500	201,319
Obsidian Natural Gas Trust Term Loan, FRN 7.000% 11/02/15	920,720	920,720

		1,122,039

Telecommunications — 0.1%
Vodafone Americas Finance 2, Inc. Term Loan FRN 6.250% 7/11/16	453,750	458,288

TOTAL BANK LOANS (Cost $1,565,732)		1,580,327

	Principal Amount	Value
CORPORATE DEBT — 5.6%
Agriculture — 0.1%
BAT International Finance PLC (c) 2.125% 6/07/17	$336,000	$335,558

Banks — 0.9%
Banco Bradesco SA/Cayman Islands (c) 4.500% 1/12/17	400,000	416,720
Banco Santander Chile FRN (c) 2.467% 2/14/14	340,000	334,705
Bank of Nova Scotia 2.550% 1/12/17	448,000	465,469
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.375% 1/19/17	520,000	535,177
Deutsche Bank Capital Funding Trust VII VRN (c) 5.628% 12/31/49	83,000	68,890
JP Morgan Chase Bank NA FRN 0.798% 6/13/16	500,000	465,673
Lloyds TSB Bank PLC STEP GBP (f) 13.000% 12/31/49	565,000	1,061,851
National Australia Bank Ltd. (c) 2.000% 6/20/17	441,000	440,144
NB Capital Trust II 7.830% 12/15/26	38,000	38,095
Nordea Bank AB (c) 3.125% 3/20/17	280,000	281,195
Oversea-Chinese Banking Corp. Ltd. (c) 1.625% 3/13/15	340,000	340,997
The Toronto-Dominion Bank 2.375% 10/19/16	384,000	394,335
UBS AG 5.875% 12/20/17	200,000	223,401

		5,066,652

Biotechnology — 0.1%
Gilead Sciences, Inc., Convertible 0.625% 5/01/13	34,000	46,410
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	522,000	675,338

		721,748

Building Materials — 0.1%
Building Materials Corp. of America (c) 6.875% 8/15/18	114,000	121,125
Texas Industries, Inc. 9.250% 8/15/20	435,000	435,000

		556,125

Chemicals — 0.0%
Phibro Animal Health Corp. (c) 9.250% 7/01/18	54,000	52,920

The accompanying notes are an integral part of the consolidated financial statements.

12

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Coal — 0.2%
Bumi Investment Pte Ltd. (c) 10.750% 10/06/17	$251,000	$247,863
Consol Energy, Inc. 8.000% 4/01/17	580,000	601,750
New World Resources NV EUR (d) (f) 7.875% 5/01/18	165,000	198,367

		1,047,980

Commercial Services — 0.0%
The Hertz Corp. 7.500% 10/15/18	50,000	53,625

Computers — 0.1%
SunGard Data Systems, Inc. 7.375% 11/15/18	285,000	305,663

Diversified Financial — 0.5%
Ally Financial, Inc. 4.500% 2/11/14	256,000	259,520
American Express Credit Corp. 2.375% 3/24/17	382,000	391,524
Citigroup Funding, Inc. 0.010% 11/27/12	600,000	595,824
Credit Suisse Group Guernsey I Ltd. VRN (d) 7.875% 2/24/41	310,000	294,810
Ford Motor Credit Co. LLC 6.625% 8/15/17	116,000	131,947
Ford Motor Credit Co. LLC 7.000% 4/15/15	100,000	111,138
General Electric Capital Corp. 5.625% 5/01/18	346,000	397,741
JP Morgan Chase Capital XXV Series Y 6.800% 10/01/37	47,000	46,999
TNK-BP Finance SA (c) 6.625% 3/20/17	133,000	144,478
TNK-BP Finance SA (c) 7.500% 7/18/16	200,000	222,260

		2,596,241

Electric — 0.0%
Empresa Distribuidora Y Comercializadora Norte (c) 9.750% 10/25/22	80,000	28,400

Electrical Components & Equipment — 0.2%
Suzlon Energy Ltd., Convertible 0.000% 7/27/12	35,000	45,500
Suzlon Energy Ltd., Convertible 0.000% 10/11/12	498,000	617,520
Suzlon Energy Ltd., Convertible 0.000% 7/25/14	465,000	395,250

		1,058,270

	Principal Amount	Value
Engineering & Construction — 0.0%
Odebrecht Finance Ltd. (c) 5.125% 6/26/22	$200,000	$198,060

Entertainment — 0.1%
Delta Topco Ltd. (a) (b) 10.000% 11/24/60	782,594	758,982

Foods — 0.1%
Olam International Ltd., Convertible 6.000% 10/15/16	700,000	726,600

Forest Products & Paper — 0.1%
TFS Corp. Ltd. (Acquired 6/21/11, Cost $600,000) (c) (g) 11.000% 7/15/18	600,000	570,000

Health Care – Products — 0.2%
DJO Finance LLC / DJO Finance Corp. 9.750% 10/15/17	48,000	34,320
Hologic, Inc. Convertible STEP 2.000% 12/15/37	854,000	898,835

		933,155

Health Care – Services — 0.3%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (c) (g) 8.000% 7/06/18	1,400,000	1,396,500
DaVita, Inc. 6.375% 11/01/18	169,000	174,493
DaVita, Inc. 6.625% 11/01/20	150,000	156,375

		1,727,368

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 11 Ltd. (c) 3.500% 1/13/17	348,000	360,843
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (c) (g) 5.500% 11/13/14	618,000	407,880
Wharf Finance 2014 Ltd. HKD (f) 2.300% 6/07/14	2,000,000	254,062

		1,022,785

Iron & Steel — 0.1%
Evraz Group SA (c) 9.500% 4/24/18	200,000	214,800
Tata Steel Ltd., Convertible 1.000% 9/05/12	200,000	245,000

		459,800

Media — 0.0%
Nara Cable Funding Ltd. EUR (c) (f) 8.875% 12/01/18	100,000	110,098

The accompanying notes are an integral part of the consolidated financial statements.

13

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Ono Finance II PLC (c) 10.875% 7/15/19	$153,000	$118,575

		228,673

Mining — 0.0%
FMG Resources August 2006 Pty Ltd. (c) 6.000% 4/01/17	232,000	233,160

Oil & Gas — 0.4%
China Petroleum & Chemical Corp., Convertible HKD (f) 0.000% 4/24/14	1,030,000	153,811
Essar Energy PLC, Convertible 4.250% 2/01/16	500,000	295,000
Linn Energy LLC/Linn Energy Finance Corp. 7.750% 2/01/21	211,000	220,495
OGX Petroleo e Gas Participacoes SA (c) 8.500% 6/01/18	650,000	578,500
Petrobras International Finance Co. 3.500% 2/06/17	336,000	344,899
Petroleos Mexicanos 6.000% 3/05/20	343,000	396,679
Phillips 66 (c) 2.950% 5/01/17	35,000	35,965
Reliance Holdings USA, Inc. (c) 4.500% 10/19/20	323,000	303,550

		2,328,899

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	65,450

Pharmaceuticals — 0.2%
Capsugel FinanceCo SCA EUR (c) (f) 9.875% 8/01/19	100,000	135,408
Hypermarcas SA (c) 6.500% 4/20/21	213,000	204,480
Mylan, Inc., Convertible 3.750% 9/15/15	521,000	896,120

		1,236,008

Real Estate — 0.6%
CapitaLand Ltd., Convertible SGD (f) 2.100% 11/15/16	750,000	590,290
CapitaLand Ltd., Convertible SGD (f) 2.950% 6/20/22	1,500,000	1,131,932
CapitaLand Ltd., Convertible SGD (f) 3.125% 3/05/18	500,000	413,361
Keppel Land Ltd., Convertible SGD (f) 2.500% 6/23/13	200,000	158,805
Pyrus Ltd., Convertible, (Acquired 12/20/10, Cost $500,000) (c) (g) 7.500% 12/20/15	500,000	517,250

	Principal Amount	Value
Sun Hung Kai Properties Capital Market Ltd. (d) 4.500% 2/14/22	$200,000	$199,230
Ying Li International Real Estate Ltd., Convertible SGD (f) 4.000% 3/03/15	500,000	349,566

		3,360,434

Savings & Loans — 0.7%
Dana Gas Sukuk Ltd., Convertible 7.500% 10/31/12	2,780,000	1,848,700
Odebrecht Drilling Norbe VIII/IX Ltd. (c) 6.350% 6/30/21	333,200	349,027
Paka Capital Ltd., Convertible 0.000% 3/12/13	300,000	307,125
Zeus Cayman II JPY (d) (f) 0.010% 8/18/16	28,000,000	337,499
Zeus Cayman, Convertible JPY (f) 0.000% 8/19/13	106,000,000	1,302,871

		4,145,222

Software — 0.1%
Electronic Arts, Inc., Convertible (c) 0.750% 7/15/16	185,000	161,875
Take-Two Interactive Software, Inc., Convertible (c) 1.750% 12/01/16	515,000	450,625
Take-Two Interactive Software, Inc., Convertible 4.375% 6/01/14	132,000	152,460

		764,960

Telecommunications — 0.2%
British Telecommunications PLC FRN 1.593% 12/20/13	229,000	230,314
Hughes Satellite Systems Corp. 6.500% 6/15/19	280,000	297,500
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	112,012
Intelsat Jackson Holdings SA 7.500% 4/01/21	442,000	467,415
Portugal Telecom International Finance BV EUR (f) 4.125% 8/28/14	100,000	119,273

		1,226,514

Transportation — 0.1%
Inversiones Alsacia SA (Acquired 2/18/11, Cost $566,000) (c) (g) 8.000% 8/18/18	377,517	364,938

The accompanying notes are an integral part of the consolidated financial statements.

14

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Viterra, Inc. (c) 5.950% 8/01/20	$139,000	$152,235

		517,173

TOTAL CORPORATE DEBT (Cost $32,900,829)		32,326,425

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Commercial MBS — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (c) 1.992% 11/15/15	503,545	477,117

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $456,213)		477,117

SOVEREIGN DEBT OBLIGATIONS — 9.0%
Australia Government Bond AUD (f) 4.750% 11/15/12	1,731,000	1,783,052
Australia Government Bond AUD (f) 5.500% 12/15/13	1,631,000	1,741,610
Australia Government Bond AUD (f) 5.500% 4/21/23	5,310,000	6,604,022
Australia Government Bond AUD (f) 5.750% 5/15/21	2,512,000	3,131,284
Australia Government Bond AUD (f) 5.750% 7/15/22	723,000	912,075
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 5/15/15	1,134,000	1,305,225
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	6,815,000	3,401,216
Bundesrepublik Deutschland EUR (f) 3.500% 7/04/19	3,397,161	4,993,883
Canadian Government Bond CAD (f) 1.500% 3/01/17	1,094,000	1,086,801
Canadian Government Bond CAD (f) 3.500% 6/01/20	807,000	907,231
Canadian Government Bond CAD (f) 4.000% 6/01/16	665,000	722,584
Hong Kong Government Bond HKD (f) 1.670% 3/24/14	1,800,000	237,867
Hong Kong Government Bond HKD (f) 1.690% 12/22/14	2,700,000	360,455
Hong Kong Government Bond HKD (f) 2.030% 3/18/13	5,350,000	698,865
Hong Kong Government Bond HKD (f) 3.510% 12/08/14	5,400,000	751,577

	Principal Amount	Value
Hong Kong Government Bond HKD (f) 4.130% 2/22/13	$3,700,000	$489,228
Malaysia Government Bond MYR (f) 2.509% 8/27/12	6,720,000	2,114,581
Malaysia Government Bond MYR (f) 3.461% 7/31/13	2,066,000	653,923
Netherlands Government Bond (c) 1.000% 2/24/17	732,000	727,000
Poland Government Bond PLN (f) 3.000% 8/24/16	2,404,281	743,370
Poland Government Bond PLN (f) 5.000% 3/23/22	161,000	175,732
Republic of Brazil BRL (f) 10.000% 1/01/17	7,039,000	3,589,901
Republic of Germany EUR (f) 4.250% 7/04/17	4,326,000	6,438,672
Switzerland Government Bond CHF (f) 2.000% 4/28/21	74,000	87,563
United Kingdom Gilt GBP (f) 4.000% 9/07/16	539,513	962,222
United Kingdom Gilt GBP (f) 4.750% 3/07/20	3,820,455	7,451,739
Vnesheconombank Via VEB Finance PLC (c) (h) 6.025% 7/05/22	200,000	190,503

		52,262,181

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $51,954,126)		52,262,181

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds & Notes — 6.8%
U.S. Treasury Note 0.625% 7/31/12	642,500	642,756
U.S. Treasury Note 0.625% 5/31/17	1,253,600	1,247,861
U.S. Treasury Note 0.875% 1/31/17	850,500	857,862
U.S. Treasury Note 1.375% 9/30/18	3,358,400	3,438,293
U.S. Treasury Note 1.750% 5/15/22	2,201,100	2,218,984
U.S. Treasury Note 2.000% 11/15/21	853,900	885,301
U.S. Treasury Note 2.250% 3/31/16	5,435,300	5,780,271
U.S. Treasury Note 2.375% 2/28/15	2,215,100	2,330,839
U.S. Treasury Note 2.500% 3/31/15	4,733,000	5,005,000
U.S. Treasury Note 2.625% 8/15/20	4,619,700	5,084,341

The accompanying notes are an integral part of the consolidated financial statements.

15

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note (i) 3.500% 5/15/20	$10,333,400	$12,073,771

		39,565,279

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,896,924)		39,565,279

TOTAL BONDS & NOTES (Cost $123,773,824)		126,211,329

	Number of Shares

MUTUAL FUNDS — 2.2%
Diversified Financial — 2.2%
BlackRock Liquidity Funds TempFund Portfolio	384,543	384,543
ETFS Gold Trust (a)	14,400	2,277,850
ETFS Physical Palladium Shares (a)	5,200	298,116
ETFS Platinum Trust (a)	4,400	627,704
iShares Gold Trust (a)	145,800	2,268,648
SPDR Gold Trust (a)	46,027	7,142,930
Vinaland Ltd. (a)	96,151	46,174

		13,045,965

TOTAL MUTUAL FUNDS (Cost $13,876,120)		13,045,965

	Units

PURCHASED OPTIONS — 0.3%
Coal — 0.0%
Consol Energy, Inc., Put, Expires 10/20/12, Strike 29.00	521	138,065

Diversified Financial — 0.3%
Conocophillips, Put, Expires 01/19/13, Strike 70.00	422	183,570
DAXKI Index, Call, Expires 9/21/12, Strike 7,258.78	95	1,509
IBOV Index, Put, Expires 11/16/12, Strike 55,478.72	22	75,901
IBOV Index, Put, Expires 12/12/12, Strike 55,389.31	24	96,007
KOSPI 200 Index, Put, Expires 12/12/13, Strike 243.53	36	66,575
Russell 2000 Index Swaption 10 Year, Put, Expires 8/17/12, Strike 3.00	218,417,000	-
Russell 2000 Index, Put, Expires 10/19/12, Strike 804.79	814	38,099
Russell 2000 Index, Put, Expires 11/16/12, Strike 753.98	1,734	57,477

	Units	Value
Russell 2000 Index, Put, Expires 12/21/12, Strike 759.04	1,723	$72,239
Russell 2000 Index, Put, Expires 7/20/12, Strike 782.56	599	5,210
Russell 2000 Index, Put, Expires 8/17/12, Strike 807.90	815	24,145
Russell 2000 Index, Put, Expires 9/13/12, Strike 800.00	1,417	51,765
S&P 500 Index, Call, Expires 8/17/12, Strike 1,410.47	810	6,871
S&P 500 Index, Call, Expires 8/17/12, Strike 1,412.15	394	3,357
S&P 500 Index, Call, Expires 9/21/12, Strike 1,425.00 (b)	1,007	12,084
S&P 500 Index, Put, Expires 07/21/12, Strike 1,315.00	27	18,900
S&P 500 Index, Put, Expires 07/21/12, Strike 1,350.00	27	37,800
S&P 500 Index, Put, Expires 08/18/12, Strike 1,300.00	84	120,960
S&P 500 Index, Put, Expires 08/18/12, Strike 1,325.00	30	60,000
S&P 500 Index, Put, Expires 09/21/12, Strike 1,305.14	1,258	35,944
S&P 500 Index, Put, Expires 09/22/12, Strike 1,320.00	27	84,510
S&P 500 Index, Put, Expires 09/22/12, Strike 1,325.00	27	94,500
S&P 500 Index, Put, Expires 12/22/12, Strike 1,325.00	27	162,000
SPDR Gold Shares, Call, Expires 07/21/12, Strike 157.00	240	41,040
SPDR Gold Shares, Call, Expires 08/18/12, Strike 160.00	104	22,048
SPDR Gold Trust, Call, Expires 09/22/12, Strike 165.00	105	23,415
SPDR Gold Trust, Call, Expires 12/22/12, Strike 175.00	111	35,520
Taiwan Taiex Index, Call, Expires 03/20/13, Strike 8,818.93	1,830	2,947
Taiwan Taiex Index, Call, Expires 06/19/13, Strike 8,807.55	1,845	7,730
Taiwan Taiex Index, Call, Expires 09/18/13, Strike 8,807.55	922	3,992
Taiwan Taiex Index, Call, Expires 12/18/13, Strike 7,057.00	74	40,784
Taiwan Taiex Index, Call, Expires 12/18/13, Strike 7,249.48	112	49,043
Taiwan TWSE Index, Call, Expires 09/18/13, Strike 8,646.24	1,564	5,396
Taiwan TWSE Index, Call, Expires 12/18/13, Strike 8,646.11	3,125	16,063

The accompanying notes are an integral part of the consolidated financial statements.

16

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
USD Call Euro Put, Expires 06/03/13, Strike 1.20	4,027,000	$130,564
USD Call Euro Put, Expires 11/01/12, Strike 1.31	2,690,000	142,568

		1,830,533

Foods — 0.0%
Mead Johnson Nutrition, Put, Expires 8/17/12, Strike 80.00	15,227	54,257

Mining — 0.0%
Goldcorp, Inc., Call, Expires 10/20/12, Strike 40.00	77	15,092

Software — 0.0%
Intel Corp, Call, Expires 7/21/12, Strike 27.00	224	10,304

TOTAL PURCHASED OPTIONS (Cost $3,616,665)		2,048,251

STRUCTURED OPTIONS (OVER THE COUNTER TRADED) — (0.0)%
Diversified Financial — (0.0)%
Taiwan Taiex Index, Expires 12/19/12, Broker Citigroup (j)	1,731	(28,898)
Taiwan Taiex Index, Expires 12/19/12, Broker Citigroup (k)	1,945	(40,151)

		(69,049)

TOTAL STRUCTURED OPTIONS (OVER THE COUNTER TRADED) (Cost $0)		(69,049)

	Number of Shares
WARRANTS — 0.0%
Auto Manufacturers — 0.0%
Ford Motor Co., Expires 1/01/13, Strike 9.20 (a)	44,770	50,143

Insurance — 0.0%
TFS Corp. Ltd., Expires 07/15/18, Strike 0.00 (a) (c)	222,000	22,366

Mining — 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	2,798

TOTAL WARRANTS (Cost $257,223)		75,307

TOTAL LONG-TERM INVESTMENTS (Cost $469,072,327)		485,533,027

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 17.1%
Certificate of Deposit — 0.1%
Banco Del Estado De Chile 2.030% 4/02/15	$375,000	$371,713

Sovereign Debt Obligations — 2.4%
Canadian Treasury Bill CAD (f) 0.010% 8/02/12	3,186,000	3,127,101
Canadian Treasury Bill CAD (f) 0.010% 8/30/12	1,686,000	1,653,483
Canadian Treasury Bill CAD (f) 0.010% 9/27/12	2,243,000	2,198,442
Japan Treasury Discount Bill JPY (f) 0.010% 8/06/12	100,000,000	1,250,895
Japan Treasury Discount Bill JPY (f) 0.010% 11/09/12	100,000,000	1,250,586
Mexico Cetes MXN (f) 0.010% 7/26/12	18,737,830	1,400,330
Mexico Cetes MXN (f) 0.010% 8/23/12	4,511,780	336,025
Singapore Treasury Bill SGD (f) 0.010% 7/26/12	1,378,000	1,087,652
Singapore Treasury Bill SGD (f) 0.010% 8/02/12	2,066,000	1,630,650

		13,935,164

Time Deposits — 0.0%
Brown Brothers Time Deposit 0.030% 7/02/12	44,952	44,952

U.S. Treasury Bills — 14.6%
U.S. Treasury Bill 0.010% 7/19/12	745,000	744,966
U.S. Treasury Bill 0.010% 8/02/12	3,620,000	3,619,726
U.S. Treasury Bill 0.010% 8/23/12	12,350,000	12,348,703
U.S. Treasury Bill 0.010% 8/30/12	5,600,000	5,599,122
U.S. Treasury Bill 0.010% 9/06/12	4,700,000	4,699,334
U.S. Treasury Bill 0.010% 9/13/12	54,815,000	54,806,466
U.S. Treasury Bill 0.010% 9/20/12	3,310,000	3,309,392

		85,127,709

TOTAL SHORT-TERM INVESTMENTS (Cost $99,513,491)		99,479,538

TOTAL INVESTMENTS — 100.5%
(Cost $568,585,818) (l)		585,012,565

Other Assets/(Liabilities) — (0.5)%		(2,888,067)

NET ASSETS — 100.0%		$582,124,498

The accompanying notes are an integral part of the consolidated financial statements.

17

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $12,041,875 or 2.07% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2012, these securities amounted to a value of $1,856,234 or 0.32% of net assets.
(e)	These securities are held as collateral for written options. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Restricted security. Certain securities are restricted as to resale. At June 30, 2012, these securities amounted to a value of $3,256,568 or 0.56% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(j)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of USD 243.41 and (b) 1.35 call options on the index with a strike of USD 290.81. The Fund holds 1,731 units of the structure. On June 30, 2012, the Taiex Index was TWD 7,296.28. At this time, the value of the structured option was $(28,898) based on a price of $(16.69) per unit. The option expires on December 19, 2012.
(k)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 7,345.42 and (b) 1.45 call options on the index with a strike of 8,775.89. The Fund holds 1,945 units of the structure. On June 30, 2012, the Taiex Index was TWD 7,296.28. At this time, the value of the structured option was $(40,151) based on a price of $(20.64) per unit. The option expires on December 19, 2012.
(l)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated financial statements.

18

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$485,533,027
Short-term investments, at value (Note 2) (b)	99,479,538

Total investments	585,012,565

Foreign currency, at value (c)	583,933
Receivables from:
Investments sold	3,459,669
Open forward foreign currency contracts (Note 2)	416,663
Investment adviser (Note 3)	54,038
Fund shares sold	41,487
Interest and dividends	2,203,676
Foreign taxes withheld	146,426
Open swap agreements, at value (Note 2)	249,983

Total assets	592,168,440

Liabilities:
Payables for:
Investments purchased	5,618,123
Written options outstanding, at value (Note 2) (d)	2,137,259
Open forward foreign currency contracts (Note 2)	529,138
Fund shares repurchased	802,986
Interest and dividends	3,772
Investments purchased on a when-issued basis (Note 2)	200,000
Variation margin on open futures contracts (Note 2)	129,542
Trustees’ fees and expenses (Note 3)	43,827
Affiliates (Note 3):
Investment management fees	342,743
Administration fees	27,741
Service fees	2,671
Due to custodian	44,954
Accrued expense and other liabilities	161,186

Total liabilities	10,043,942

Net assets	$582,124,498

Net assets consist of:
Paid-in capital	$565,723,837
Undistributed (accumulated) net investment income (loss)	3,299,420
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,436,505)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	16,537,746

Net assets	$582,124,498

(a) Cost of investments:	$469,072,327
(b) Cost of short-term investments:	$99,513,491
(c) Cost of foreign currency:	$579,958
(d) Premiums on written options:	$2,319,825

19

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Class S shares:
Net assets	$537,355,648

Shares outstanding (a)	52,225,566

Net asset value, offering price and redemption price per share	$10.29

Class Y shares:
Net assets	$14,206,524

Shares outstanding (a)	1,381,235

Net asset value, offering price and redemption price per share	$10.29

Class L shares:
Net assets	$25,140,357

Shares outstanding (a)	2,389,990

Net asset value, offering price and redemption price per share	$10.52

Class A shares:
Net assets	$5,421,969

Shares outstanding (a)	529,379

Net asset value and redemption price per share	$10.24

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.86

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

20

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment income (Note 2):
Dividends (a)	$4,806,828
Interest	2,423,166

Total investment income	7,229,994

Expenses (Note 3):
Investment management fees	2,197,253
Custody fees	220,230
Audit fees	62,839
Legal fees	30,352
Proxy fees	510
Shareholder reporting fees	9,685
Trustees’ fees	21,312

2,542,181
Administration fees:
Class S	134,018
Class Y	842
Class L	1,147
Class A	3,938
Subsidiary administration fees	16,443
Service fees:
Class A	3,281

Total expenses	2,701,850
Expenses waived (Note 3):
Class S fees waived by adviser	(173)
Class Y fees waived by adviser	(0)+
Class L fees waived by adviser	(1)
Class A fees waived by adviser	(3)
Class S administrative fees waived	(297,978)
Class Y administrative fees waived	(624)
Class L administrative fees waived	(425)
Class A administrative fees waived	(1,459)
Class S management fees waived	(34,623)
Class Y management fees waived	(73)
Class L management fees waived	(49)
Class A management fees waived	(170)
Subsidiary expenses waived (Note 3)	(33,680)

Net expenses	2,332,592

Net investment income (loss)	4,897,402

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(4,217,953)
Futures contracts	(981,055)
Written options	1,184,173
Swap agreements	198,323
Foreign currency transactions	739,729

Net realized gain (loss)	(3,076,783)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	18,062,285
Futures contracts	138,519
Written options	182,695
Swap agreements	3,685
Translation of assets and liabilities in foreign currencies	(376,895)

Net change in unrealized appreciation (depreciation)	18,010,289

Net realized gain (loss) and change in unrealized appreciation (depreciation)	14,933,506

Net increase (decrease) in net assets resulting from operations	$19,830,908

(a) Net of withholding tax of:	$245,914

+	Amount rounds to less than $0.50.

The accompanying notes are an integral part of the consolidated financial statements.

21

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,897,402	$9,889,717
Net realized gain (loss) on investment transactions	(3,076,783)	11,144,598
Net change in unrealized appreciation (depreciation) on investments	18,010,289	(43,542,483)

Net increase (decrease) in net assets resulting from operations	19,830,908	(22,508,168)

Distributions to shareholders (Note 2):
From net investment income:
Class S	-	(12,122,742)
Class Y	-	(17,438)
Class A	-	(33,024)

Total distributions from net investment income	-	(12,173,204)

From net realized gains:
Class S	-	(8,958,052)
Class Y	-	(13,889)
Class L	-	(1)
Class A	-	(32,089)

Total distributions from net realized gains	-	(9,004,031)

Net fund share transactions (Note 5):
Class S	(8,380,674)	13,442,220
Class Y	13,177,865	(667,435)
Class L	24,761,521	(10,919,314)
Class A	3,312,360	(295,188)

Increase (decrease) in net assets from fund share transactions	32,871,072	1,560,283

Total increase (decrease) in net assets	52,701,980	(42,125,120)
Net assets
Beginning of period	529,422,518	571,547,638

End of period	$582,124,498	$529,422,518

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$3,299,420	$-

Distributions in excess of net investment income included in net assets at end of year	$-	$(1,597,982)

The accompanying notes are an integral part of the consolidated financial statements.

22

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

	Net asset value, beginning of the period	Income (loss) from investment operations				Less distributions to shareholders									Ratios / Supplemental Data
		Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital		Total distributions		Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waiver ‡‡		Ratio of expenses to average daily net assets after expense waiver ‡‡		Short sale dividend and loan expense to average daily net assets ‡‡‡		Ratio of expenses to average daily net assets before expense waiver ##	Ratio of expenses to average daily net assets after expense waiver ##		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12‡≈	$9.93	$0.09		$0.27	$0.36	$-	$-	$-		$-		$10.29	3.63%	**	$537,356		1.00%	*	0.86%	*#	N/A		N/A	N/A		1.80%	*	28%	**
12/31/11‡	10.79	0.19		(0.63)	(0.44)	(0.24)	(0.18)	-		(0.42)		9.93	(4.07%	)	526,621		0.95%		0.86%	#	0.00%	††	0.95%	0.86%	#	1.77%		43%
12/31/10	9.90	0.16		0.83	0.99	(0.10)	-	-		(0.10)		10.79	10.03%		556,739		0.95%		0.86%	#	0.00%	††	0.95%	0.86%	#	1.54%		46%
12/31/09 +	10.00	0.01		(0.11)	(0.10)	-	-	(0.00	) †	(0.00	) †	9.90	(0.96%	) **	462,500		1.33%	*	0.86%	*#	N/A		N/A	N/A		0.84%	*	21%	**!
Class Y
06/30/12‡≈	$9.93	$0.19		$0.17	$0.36	$-	$-	$-		$-		$10.29	3.63%	**	$14,207		1.10%	*	0.96%	*#	N/A		N/A	N/A		3.81%	*	28%	**
12/31/11‡	10.78	0.18		(0.63)	(0.45)	(0.22)	(0.18)	-		(0.40)		9.93	(4.15%	)	786		1.05%		0.96%	#	0.00%	††	1.05%	0.96%	#	1.63%		43%
12/31/10	9.90	0.16		0.82	0.98	(0.10)	-	-		(0.10)		10.78	9.93%		1,524		1.05%		0.96%	#	0.00%	††	1.05%	0.96%	#	1.52%		46%
12/31/09 +	10.00	0.00	†	(0.10)	(0.10)	-	-	(0.00	) †	(0.00	) †	9.90	(0.97%	) **	99		1.43%	*	0.96%	*#	N/A		N/A	N/A		0.49%	*	21%	**!
Class L
06/30/12‡≈	$10.17	$0.37		$(0.02)	$0.35	$-	$-	$-		$-		$10.52	3.44%	**	$25,140		1.25%	*	1.11%	*#	N/A		N/A	N/A		7.29%	*	28%	**
12/31/11‡	10.79	0.16		(0.59)	(0.43)	(0.01)	(0.18)	-		(0.19)		10.17	(3.91%	)	0	†††	1.17%		1.10%	#	0.00%	††	1.17%	1.10%	#	1.42%		43%
12/31/10	9.90	0.13		0.83	0.96	(0.07)	-	-		(0.07)		10.79	9.66%		10,852		1.20%		1.11%	#	0.00%	††	1.20%	1.11%	#	1.29%		46%
12/31/09 +	10.00	0.01		(0.11)	(0.10)	-	-	(0.00	) †	(0.00	) †	9.90	(0.98%	) **	9,702		1.58%	*	1.11%	*#	N/A		N/A	N/A		0.64%	*	21%	**!
Class A
06/30/12‡≈	$9.91	$0.08		$0.25	$0.33	$-	$-	$-		$-		$10.24	3.33%	**	$5,422		1.50%	*	1.36%	*#	N/A		N/A	N/A		1.53%	*	28%	**
12/31/11‡	10.77	0.13		(0.63)	(0.50)	(0.18)	(0.18)	-		(0.36)		9.91	(4.53%	)	2,015		1.45%		1.36%	#	0.00%	††	1.45%	1.36%	#	1.24%		43%
12/31/10	9.90	0.11		0.84	0.95	(0.08)	-	-		(0.08)		10.77	9.46%		2,432		1.45%		1.36%	#	0.00%	††	1.45%	1.36%	#	1.10%		46%
12/31/09 +	10.00	0.00	†	(0.10)	(0.10)	-	-	-		-		9.90	(1.00%	) **	99		1.83%	*	1.36%	*#	N/A		N/A	N/A		0.08%	*	21%	**!

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
†††	Amount is less than $500.
+	For the period December 1, 2009 (commencement of operations) through December 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes short sale dividend and loan expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
!	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 3% including securities received from subscriptions in-kind.
‡	Consolidated.
‡‡	Excludes short sale dividend and loan expense.
‡‡‡	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Statement of Operations.
≈	Unaudited.

The accompanying notes are an integral part of the consolidated financial statements.

23

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Select BlackRock Global Allocation Fund (the “Fund”) is a series of the Trust.

The following table shows the classes available for the Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

Class S	Class Y	Class L	Class A	Class N
12/1/2009	12/1/2009	12/1/2009	12/1/2009	None*

*	Class N shares were eliminated as of February 8, 2011.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related instruments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2012, the Fund’s net assets were approximately $582,124,498, of which approximately $12,715,067 or approximately 2.2%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Fund’s

24

Notes to Consolidated Financial Statements (Unaudited) (Continued)

investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the value of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values, that exceeds a specific threshold established by the Fund’s Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

25

Notes to Consolidated Financial Statements (Unaudited) (Continued)

pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

26

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2012, for the Fund’s investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Equities
Common Stock
Basic Materials	$16,254,963	$13,000,576	$-	+	$29,255,539
Communications	28,659,820	12,607,576	-		41,267,396
Consumer, Cyclical	8,790,476	15,801,368	469,299		25,061,143
Consumer, Non-cyclical	46,646,943	17,188,153	-		63,835,096
Diversified	-	3,095,242	-		3,095,242
Energy	38,710,209	8,555,528	-		47,265,737
Financial	25,764,489	16,613,372	-		42,377,861
Industrial	18,239,600	12,291,616	-		30,531,216
Technology	35,002,886	4,663,522	-		39,666,408
Utilities	6,984,372	6,432,761	-		13,417,133

Total Common Stock	225,053,758	110,249,714	469,299		335,772,771

Convertible Preferred Stock
Financial	211,484	-	-		211,484

Total Convertible Preferred Stock	211,484	-	-		211,484

Preferred Stock
Consumer, Cyclical	421,142	1,274,880	-		1,696,022
Consumer, Non-cyclical	-	889,978	-		889,978
Energy	-	543,097	-		543,097
Financial	3,105,215	512,347	-		3,617,562
Industrial	237,105	-	-		237,105
Utilities	813,531	439,674	-		1,253,205

Total Preferred Stock	4,576,993	3,659,976	-		8,236,969

Total Equities	229,842,235	113,909,690	469,299		344,221,224

Bonds & Notes
Total Bank Loans	-	1,580,327	-		1,580,327

Total Corporate Debt	-	28,310,875	4,015,550		32,326,425

Non-U.S. Government Agency Obligations
Commercial MBS	-	477,117	-		477,117

Total Non-U.S. Government Agency Obligations	-	477,117	-		477,117

Total Sovereign Debt Obligations	-	52,262,181	-		52,262,181

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	39,565,279	-		39,565,279

Total U.S. Treasury Obligations	-	39,565,279	-		39,565,279

Total Bonds & Notes	-	122,195,779	4,015,550		126,211,329

Total Mutual Funds	12,999,791	46,174	-		13,045,965

+	Represents security at $0 value as of June 30, 2012.

27

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Purchased Options
Basic Materials	$15,092	$-	$-	$15,092
Consumer, Non-cyclical	-	54,257	-	54,257
Energy	138,065	-	-	138,065
Financial	824,263	1,006,270	-	1,830,533
Technology	10,304	-	-	10,304

Total Purchased Options	987,724	1,060,527	-	2,048,251

Structured Options (Over The Counter Traded)
Financial	-	(69,049)	-	(69,049)

Total Structured Options (Over The Counter Traded)	-	(69,049)	-	(69,049)

Warrants
Basic Materials	2,798	-	-	2,798
Consumer, Cyclical	50,143	-	-	50,143
Financial	-	-	22,366	22,366

Total Warrants	52,941	-	22,366	75,307

Total Long-Term Investments	243,882,691	237,143,121	4,507,215	485,533,027

Total Short-Term Investments	-	99,479,538	-	99,479,538

Total Investments	$243,882,691	$336,622,659	$4,507,215	$585,012,565

The following is the aggregate value by input level, as of June 30, 2012, for the Fund’s other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Forward Contracts
Foreign Exchange Risk	$-	$416,663	$-	$416,663
Futures Contracts
Equity Risk	52,406	-	-	52,406
Swap Agreements
Credit Risk	-	143,870	-	143,870
Equity Risk	-	96,317	-	96,317
Interest Rate Risk	-	9,796	-	9,796

28

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Forward Contracts
Foreign Exchange Risk	$-	$(529,138)	$-	$(529,138)
Futures Contracts
Equity Risk	(56,225)	-	-	(56,225)
Written Options
Equity Risk	(1,230,547)	(772,567)	-	(2,003,114)
Foreign Exchange Risk	-	(134,112)	-	(134,112)
Interest Rate Risk	-	(33)	-	(33)

The Fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2012. The Fund recognizes transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 6/30/2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/2012
Long-Term Investments
Equities
Common Stock
Consumer, Cyclical	$-		$-	$-	$(24,698)	$493,997	$-	$-		$-		$469,299	$(24,698)
Bonds & Notes
Bank Loans	1,088,175		-	-	-	-	-	-		(1,088,175	)**	-	-
Corporate Debt	2,364,695		-	-	(26,952)	798,928	(13,483)	892,362	**	-		4,015,550	(26,952)
Warrants
Financial	-	***	-	-	22,366	-	-	-		-		22,366	22,366
Short-Term Investments	1,619,638		21,647	43,105	48,221	1,667,859	(3,400,470)	-		-		-	-

	$5,072,508		$21,647	$43,105	$18,937	$2,960,784	$(3,413,953)	$892,362		$(1,088,175)		$4,507,215	$(29,284)

*	The Fund recognizes transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.
***	Represents security at $0 value as of December 31, 2011.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended June 30, 2012. The following

29

Notes to Consolidated Financial Statements (Unaudited) (Continued)

table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	A

Futures Contracts**
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	A

Interest Rate Swaps***
Hedging/Risk Management	A
Duration Management	A
Substitution for Direct Investment	M

Total Return Swaps****
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Substitution for Direct Investment	A
Market Access	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	M

Options (Purchased)
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	A
Directional Investment	A

Options (Written)
Hedging/Risk Management	A
Income	A
Directional Investment	A

Structured Options
Hedging/Risk Management	A
Directional Investment	A

Rights and Warrants
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Directional Investment	A
Result of a Corporate Action	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

30

Notes to Consolidated Financial Statements (Unaudited) (Continued)

At June 30, 2012, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Forward Contracts*	$-	$-	$416,663	$-	$416,663
Futures Contracts^^	-	52,406	-	-	52,406
Swap Agreements*	143,870	96,317	-	9,796	249,983
Purchased Options*	-	2,048,251	-	-	2,048,251
Warrants*	-	75,307	-	-	75,307

Total Value	$143,870	$2,272,281	$416,663	$9,796	$2,842,610

Liability Derivatives
Forward Contracts^	$-	$-	$(529,138)	$-	$(529,138)
Futures Contracts^^	-	(56,225)	-	-	(56,225)
Structured Options*	-	(69,049)	-	-	(69,049)
Written Options^	-	(2,003,114)	(134,112)	(33)	(2,137,259)

Total Value	$-	$(2,128,388)	$(663,250)	$(33)	$(2,791,671)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$830,921	$-	$830,921
Futures Contracts	-	(981,055)	-	-	(981,055)
Swap Agreements	6,703	55,157	(323)	136,786	198,323
Purchased Options	-	(1,354,537)	(121,848)	-	(1,476,385)
Written Options	-	1,184,173	-	-	1,184,173
Rights	-	2	-	-	2

Total Realized Gain (Loss)	$6,703	$(1,096,260)	$708,750	$136,786	$(244,021)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(384,249)	$-	$(384,249)
Futures Contracts	-	138,519	-	-	138,519
Swap Agreements	(51,325)	85,224	(6,089)	(24,125)	3,685
Purchased Options	-	(600,469)	-	-	(600,469)
Structured Options	-	66,462	-	-	66,462
Written Options	-	82,763	97,342	2,590	182,695
Warrants	-	(39,114)	-	-	(39,114)

Total Change in Appreciation (Depreciation)	$(51,325)	$(266,615)	$(292,996)	$(21,535)	$(632,471)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$59,631,512	$-	$59,631,512
Futures Contracts	-	46	-	-	46
Swap Agreements	$2,729,470	$456,250	$356,000	$20,582,925	$24,124,645
Purchased Options	-	266,542	4,703,500	218,417,000	223,387,042
Structured Options	-	4,163	-	-	4,163
Written Options	-	280,306	9,407,000	218,417,000	228,104,306
Rights	-	185,224	-	-	185,224
Warrants	-	274,170	-	-	274,170

*	Consolidated Statement of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.

31

Notes to Consolidated Financial Statements (Unaudited) (Continued)

^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward foreign currency contracts or written options outstanding, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, structured options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2012.

Further details regarding the derivatives and other investments held by the Fund during the period ended June 30, 2012, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. The Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if the Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, the Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may also buy options on currencies, in which event its loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

32

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

Foreign Currency Swaps. The Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. See “Swap Agreements,” below, for a description of risks associated with swap transactions and the accounting treatment.

The Fund had the following open forward foreign currency contracts at June 30, 2012. The Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUYS
	Barclays Bank PLC	544,483	Brazilian Real	7/03/12	$260,331	$271,089	$10,758

	Credit Suisse Securities LLC	1,504,753	Euro	7/19/12	1,890,055	1,904,504	14,449
	Credit Suisse Securities LLC	70,733,700	Japanese Yen	7/19/12	900,000	885,092	(14,908)
	Credit Suisse Securities LLC	19,713,290	Mexican Peso	9/06/12	1,416,388	1,468,596	52,208

					4,206,443	4,258,192	51,749

	Deutsche Bank AG	64,990,400	Japanese Yen	7/13/12	823,633	813,157	(10,476)

	HSBC Bank PLC	2,426,910	Singapore Dollar	7/13/12	1,884,247	1,915,851	31,604

	JP Morgan Chase Bank	1,731,000	Australian Dollar	11/15/12	1,689,543	1,750,722	61,179
	JP Morgan Chase Bank	745,986	Brazilian Real	7/03/12	357,290	371,414	14,124
	JP Morgan Chase Bank	875,112	Singapore Dollar	7/13/12	679,408	690,831	11,423

					2,726,241	2,812,967	86,726

	UBS AG	1,129,500	Brazilian Real	7/03/12	540,431	562,360	21,929
	UBS AG	105,664,000	Japanese Yen	7/19/12	1,344,103	1,322,176	(21,927)
	UBS AG	13,350,070	Mexican Peso	10/18/12	953,113	990,749	37,636

					2,837,647	2,875,285	37,638

					$12,738,542	$12,946,541	$207,999

33

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELLS
	Barclays Bank PLC	606,030	Australian Dollar	7/26/12	$615,375	$618,922	$(3,547)
	Barclays Bank PLC	544,483	Brazilian Real	7/03/12	269,586	271,089	(1,503)
	Barclays Bank PLC	544,483	Brazilian Real	8/02/12	258,676	269,350	(10,674)
	Barclays Bank PLC	1,444,188	Euro	7/20/12	1,832,196	1,827,864	4,332

					2,975,833	2,987,225	(11,392)

	Credit Suisse Securities LLC	1,701,310	Euro	7/12/12	2,130,975	2,153,159	(22,184)
	Credit Suisse Securities LLC	2,546,551	Euro	7/19/12	3,164,456	3,223,066	(58,610)
	Credit Suisse Securities LLC	72,369,000	Japanese Yen	7/19/12	919,988	905,555	14,433
	Credit Suisse Securities LLC	19,713,290	Mexican Peso	9/06/12	1,472,790	1,468,597	4,193

					7,688,209	7,750,377	(62,168)

	Deutsche Bank AG	1,336,193	Australian Dollar	8/03/12	1,341,537	1,363,584	(22,047)
	Deutsche Bank AG	255,700	British Pound	7/20/12	395,491	400,448	(4,957)
	Deutsche Bank AG	1,544,000	British Pound	7/26/12	2,431,800	2,418,000	13,800
	Deutsche Bank AG	1,751,610	Euro	7/12/12	2,186,535	2,216,819	(30,284)
	Deutsche Bank AG	100,000,000	Japanese Yen	8/06/12	1,257,624	1,251,619	6,005
	Deutsche Bank AG	100,000,000	Japanese Yen	11/09/12	1,259,430	1,253,380	6,050
	Deutsche Bank AG	4,511,780	Mexican Peso	8/23/12	343,324	336,562	6,762

					9,215,741	9,240,412	(24,671)

	Goldman Sachs & Co.	1,772,280	Australian Dollar	11/15/12	1,793,489	1,792,472	1,017
	Goldman Sachs & Co.	574,000	British Pound	7/20/12	888,822	898,933	(10,111)

					2,682,311	2,691,405	(9,094)

	JP Morgan Chase Bank	1,547,371	Australian Dollar	7/12/12	1,514,017	1,582,383	(68,366)
	JP Morgan Chase Bank	1,731,000	Australian Dollar	11/15/12	1,691,706	1,750,722	(59,016)
	JP Morgan Chase Bank	745,986	Brazilian Real	7/03/12	369,135	371,414	(2,279)
	JP Morgan Chase Bank	829,500	British Pound	7/12/12	1,296,990	1,299,093	(2,103)
	JP Morgan Chase Bank	879,550	British Pound	7/26/12	1,385,168	1,377,430	7,738
	JP Morgan Chase Bank	1,538,475	Euro	7/20/12	1,954,685	1,947,201	7,484
	JP Morgan Chase Bank	18,737,830	Mexican Peso	7/26/12	1,415,347	1,401,510	13,837

					9,627,048	9,729,753	(102,705)

	UBS AG	663,483	Australian Dollar	7/12/12	648,886	678,495	(29,609)
	UBS AG	2,714,739	Australian Dollar	8/02/12	2,721,797	2,770,652	(48,855)
	UBS AG	1,129,500	Brazilian Real	7/03/12	558,053	562,360	(4,307)
	UBS AG	1,129,500	Brazilian Real	8/02/12	537,001	558,752	(21,751)
	UBS AG	1,173,796	Euro	7/26/12	1,476,557	1,485,708	(9,151)
	UBS AG	1,051,494	Euro	8/02/12	1,314,704	1,330,980	(16,276)
	UBS AG	13,350,070	Mexican Peso	10/18/12	1,011,384	990,749	20,635

					8,268,382	8,377,696	(109,314)

					$40,457,524	$40,776,868	$(319,344)

34

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Cross Currency Forwards
Credit Suisse Securities LLC	1,330,177	USD/Swiss Franc	8/03/12	$1,383,799	$1,402,430	$18,631
	1,108,130	Euro/USD	8/03/12	1,383,799	1,402,681	(18,882)

					$2,805,111	$(251)

UBS AG	790,824	USD/Swiss Franc	7/20/12	$820,017	$833,515	$13,498
	659,020	Euro/USD	7/20/12	820,017	834,102	(14,085)

					$1,667,617	$(587)

UBS AG	1,418,823	USD/Swiss Franc	8/03/12	$1,472,954	$1,495,892	$22,938
	1,181,998	Euro/USD	8/03/12	1,472,954	1,496,184	(23,230)

					$2,992,076	$(292)

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

35

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund had the following open futures contracts at June 30, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
BUYS
11	MSCI Taiwan Index	7/30/12	$278,740	$9,606
4	Nikkei 225 Index	9/13/12	227,810	11,758
3	S&P TSE 60 Index	9/20/12	389,785	7,934
2	FTSE 100 Index	9/21/12	172,997	3,665
8	S&P 500 E Mini Index	9/21/12	542,560	19,443

				$52,406

SELLS
20	DAX Index	9/21/12	$(4,056,874)	$(56,225)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. The Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. The Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would

36

Notes to Consolidated Financial Statements (Unaudited) (Continued)

trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund may enter into swaptions for the same purposes as swaps. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Consolidated Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Consolidated Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Consolidated Statement of Operations as realized gains and losses, respectively.

37

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund had the following open swap agreements at June 30, 2012. The Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps
$1,357,877	USD	6/20/17	Deutche Bank AG	Buy	(5.000%	)	CDX.NA.HY.18	$(26,511)	$98,446	$71,935

1,357,877	USD	6/20/17	JP Morgan Chase Bank	Buy	(5.000%	)	CDX.NA.HY.18	(24,814)	96,749	71,935

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps
$6,250	HKD	12/31/12	Citibank N.A.	Notional amount at expiration date × Strike Price	Gross dividends on HSCEI Point Index x notional amount	$29,002	$-	$29,002
160,000	JPY	3/31/14	Citibank N.A.	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	67,315	-	67,315

						96,317	-	96,317

Interest Rate Swaps
$3,401,145	USD	6/22/16	Deutche Bank AG	3-Month USD- LIBOR-BBA	Fixed 1.294%	$2,350	$-	$2,350
3,376,259	USD	6/22/16	Deutche Bank AG	3-Month USD- LIBOR-BBA	Fixed 1.318%	3,113	-	3,113

						5,463	-	5,463

8,521,146	USD	6/22/16	UBS AG	3-Month USD- LIBOR-BBA	Fixed 1.275%	4,333	-	4,333

HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar

Options, Rights, and Warrants

The Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written.

38

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Structured Options. The Fund may purchase or sell “structured options,” which may comprise multiple option exposures within a single security. The risk and return characteristics of a structured option will vary depending on the nature of the underlying option exposures. The Fund may use such options for hedging purposes or as a substitute for direct investments in options or securities. The Fund’s use of structured options may create investment leverage. Premiums associated with structured options are treated as realized gains or losses, as applicable, upon the sale or expiration of the structured option.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

OTC Options. OTC options purchased or sold by the Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Rights and Warrants. The Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund had the following open written option contracts at June 30, 2012. The Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
$14,500	1/19/13	Activision Blizzard, Inc., Call, Strike 12.50	$17,980	$10,730
42,200	1/19/13	Alcoa, Inc., Call, Strike 10.00	39,663	17,724
3,200	1/19/13	Apple, Inc., Call, Strike 450.00	156,061	464,000
42,200	1/19/13	ConocoPhillips, Put, Strike 55.00	106,524	59,080
52,100	10/20/12	Consol Energy, Inc., Call, Strike 35.00	84,921	44,285
52,100	10/20/12	Consol Energy, Inc., Put, Strike 24.00	84,142	48,453
95	9/21/12	DAXKI Index, Call, Strike 7,828.10*	11,795	92
9,200	1/19/13	Dell, Inc., Call, Strike 15.00	21,158	3,220
7,900	1/19/13	EMC Corp., Call, Strike 25.00	19,287	19,671
2,690,000	11/01/12	EUR Call USD, Put, Strike 1.37**	47,212	8,068
4,027,000	6/03/13	EUR Call USD, Put, Strike 1.40***	68,093	55,039
2,690,000	11/01/12	EUR Put USD, Call, Strike 1.17**	18,156	16,476
4,027,000	6/03/13	EUR Put USD, Call, Strike 1.09***	97,993	54,529
7,700	10/20/12	Goldcorp, Inc., Call, Strike 48.00	6,434	2,464
7,700	10/20/12	Goldcorp, Inc., Put, Strike 36.00	17,578	18,634
10,000	9/22/12	HCA Holdings, Inc., Call, Strike 30.00	14,384	26,000
2,800	1/19/13	IBM Corp., Call, Strike 200.00	32,644	24,220
22	11/16/12	IBOV, Put, Strike 46,466.95*	26,658	22,711
24	12/12/12	IBOV, Put, Strike 46,392.06***	31,440	34,193
24	12/12/12	IBOV, Call, Strike 64,667.72***	27,398	10,850
22,400	7/21/12	Intel Corp., Put, Strike 25.00	24,885	4,480
218,417,000	4/30/13	Japanese Yen LIBOR Rate BBA Swaption 10 Year, Put, Strike 3.15****	19,687	33
4,000	1/18/13	Mattel, Inc., Call, Strike 33.00****	3,996	7,278
4,500	1/19/13	Mattel, Inc., Call, Strike 35.00	5,495	4,725
22,100	1/19/13	Mattel, Inc., Put, Strike 25.00	19,231	9,945
15,227	1/18/13	Mead Johnson Nutrition, Call, Strike 100.00****	15,227	17,111
15,227	1/17/14	Mead Johnson Nutrition, Put, Strike 60.00****	38,981	64,773
599	7/20/12	Russell 2000 Index, Put, Strike 700.19*****	12,615	278
815	8/17/12	Russell 2000 Index, Call, Strike 877.51*****	18,908	762

40

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
$1,417	9/13/12	Russell 2000 Index, Put, Strike 700.00******	$43,190	$14,139
1,417	9/13/12	Russell 2000 Index, Call, Strike 833.69******	50,431	21,801
814	10/19/12	Russell 2000 Index, Put, Strike 730.12†	24,718	15,191
814	10/19/12	Russell 2000 Index, Call, Strike 894.56†	22,557	4,231
1,734	11/16/12	Russell 2000 Index, Put, Strike 676.65*****	52,297	26,358
1,734	11/16/12	Russell 2000 Index, Call, Strike 851.80*****	36,206	33,365
1,723	12/21/12	Russell 2000 Index, Put, Strike 681.19†	59,020	36,242
1,723	12/21/12	Russell 2000 Index, Call, Strike 868.03†	38,229	33,620
810	8/17/12	S&P 500 Index, Put, Strike 1,240.54†	33,186	2,654
1,007	9/21/12	S&P 500 Index, Put, Strike 1,175.00******,††	39,273	8,660
2,700	9/22/12	S&P 500 Index, Put, Strike 1,175.00	83,380	23,220
2,700	12/22/12	S&P 500 Index, Put, Strike 1,200.00	133,231	80,460
596	12/20/13	S&P 500 Index, Put, Strike 1,149.60†††	52,314	53,134
1,258	9/21/12	S&P/ASX 200 Index, Put, Strike 1,137.81******	16,840	5,751
7,600	7/21/12	Sandisk Corp., Call, Strike 40.00	11,423	3,040
24,000	7/21/12	SPDR Gold Shares, Call, Strike 172.00	28,007	2,160
10,400	8/18/12	SPDR Gold Shares, Call, Strike 175.00	12,706	3,016
1,830	3/20/13	Taiwan Index, Put, Strike 7,557.82†††	47,030	57,099
112	12/18/13	Taiwan Index, Put, Strike 6,524.53†††	82,574	81,516
948	9/18/13	Taiwan Taiex Index, Put, Strike 7,176.38***	29,388	31,786
74	12/18/13	Taiwan Taiex Index, Put, Strike 5,758.51†	38,850	30,347
1,894	12/18/13	Taiwan Taiex Index, Put, Strike 7,180.59†	62,647	68,633
1,845	6/19/13	Taiwan TWSE Index, Put, Strike 7,574.49***	56,974	63,191
922	9/18/13	Taiwan TWSE Index, Put, Strike 6,957.96***	25,115	26,801
7,600	10/20/12	Universal Health Services B, Call, Strike 45.00	8,890	17,100
3,000	1/19/13	Valeant Pharmaceuticals, Inc., Call, Strike 50.00	19,859	11,100
8,900	7/21/12	Vertex Pharmaceuticals, Inc., Call, Strike 35.00	29,990	176,220
8,200	1/19/13	Vertex Pharmaceuticals, Inc., Call, Strike 40.00	37,564	145,960
7,600	1/19/13	Whiting Petroleum Corp., Call, Strike 52.50	55,390	10,640

			$2,319,825	$2,137,259

EUR	Euro
USD	U.S. Dollar

*	OTC traded option counterparty Goldman Sachs & Co.
**	OTC traded option counterparty Deutsche Bank AG.
***	OTC traded option counterparty Credit Suisse Securities LLC.
****	OTC traded option counterparty Morgan Stanley & Co.
*****	OTC traded option counterparty BNP Paribas.
******	OTC traded option counterparty Bank of America N.A.
†	OTC traded option counterparty JP Morgan Chase Bank.
††	This option is valued in good faith under procedures established by the Board of Trustees.
†††	OTC traded option counterparty Citibank N.A.

41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Transactions in written option contracts during the period ended June 30, 2012, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	218,833,893	$2,402,153
Options written	13,676,586	3,480,975
Options terminated in closing purchase transactions	(349,402)	(2,882,706)
Options expired	(245,814)	(584,820)
Options exercised	(1,725)	(95,777)

Options outstanding at June 30, 2012	231,913,538	$2,319,825

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

The Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, the Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although the Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. The Fund may also invest in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

42

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2012, the Fund had no unfunded loan commitments.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund , the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any one share class of the Fund are prorated among the Fund’s classes based on the relative net assets of each.

Foreign Securities

The Fund invests a significant amount of its assets in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Fund may invest a portion of its assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including

43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fee and Other Transactions

Investment Management Fee

Under an agreement between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of the Fund, MassMutual is responsible for providing investment management services for the Fund. In return for these services, MassMutual receives an advisory fee, based upon the Fund’s average daily net assets, at the annual rate of 0.80% on the first $750 million; and 0.75% on any excess over $750 million. Prior to June 1, 2012, the advisory fee was 0.80%.

MassMutual has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, BlackRock Investment Management, LLC (“BlackRock”). MassMutual pays a subadvisory fee to this subadviser based upon the average daily net assets of the Fund.

The Fund’s subadvisory fee is paid by MassMutual out of the management fee previously disclosed above.

BlackRock provides investment management services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to BlackRock based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MassMutual pays BlackRock in respect of the Fund. The amount of the fee payable by MassMutual to BlackRock in respect of the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock for that period. Under the Fund’s investment management agreement, the amount of the advisory fee payable by the Fund to MassMutual in respect of any period is also reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock in respect of that period. The amount of the reduction to the Fund’s advisory fee is reflected as a reduction of expenses on the Consolidated Statement of Operations.

44

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Administration Fees

Under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

	Class S	Class Y	Class L	Class A
BlackRock Global Allocation Fund	0.0500%	0.1500%	0.3000%	0.3000%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect of certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of the Fund’s asset-based expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Fund, Class A shares of the Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A shareholders of the Fund and/or maintenance of Class A shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) acts as a sub-distributor to the Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class S	Class Y	Class L	Class A
BlackRock Global Allocation Fund*	0.86%	0.96%	1.11%	1.36%

#	Acquired Fund fees and expenses are expenses borne indirectly by the Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through March 31, 2013. Interest expense was not excluded from the caps prior to April 2, 2012.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Rebated Brokerage Commissions

The Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Consolidated Statement of Operations. For the period ended June 30, 2012, there were no brokerage commissions rebated under these agreements.

Deferred Compensation

Trustees of the Fund who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and

45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of Fund’s shares by affiliated parties at June 30, 2012 was 10.6%.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2012, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$16,880,491	$119,106,636	$20,994,020	$121,144,352

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount
Class S

Sold	1,776,252	$18,357,672	4,347,422	$46,421,849
Issued as reinvestment of dividends	-	-	2,127,849	20,785,505
Redeemed	(2,562,984)	(26,738,346)	(5,043,777)	(53,765,134)

Net increase (decrease)	(786,732)	$(8,380,674)	1,431,494	$13,442,220

Class Y
Sold	1,305,374	$13,212,169	13,804	$148,101
Issued as reinvestment of dividends	-	-	3,207	31,327
Redeemed	(3,328)	(34,304)	(79,150)	(846,863)

Net increase (decrease)	1,302,046	$13,177,865	(62,139)	$(667,435)

Class L
Sold	2,421,195	$25,087,346	101,245	$1,118,839
Issued as reinvestment of dividends	-	-	0 +	1
Redeemed	(31,215)	(325,825)	(1,107,147)	(12,038,154)

Net increase (decrease)	2,389,980	$24,761,521	(1,005,902)	$(10,919,314)

Class A
Sold	369,899	$3,762,409	125,077	$1,327,430
Issued as reinvestment of dividends	-	-	6,679	65,113
Redeemed	(43,808)	(450,049)	(154,399)	(1,687,731)

Net increase (decrease)	326,091	$3,312,360	(22,643)	$(295,188)

+	Amount rounds to less than 0.5 share.

46

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2012, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended June 30, 2012, were waived for any redemptions or exchanges subject to such a charge. There were no contingent deferred sales charges imposed during the period ended June 30, 2012.

6.	Federal Income Tax Information

At June 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund , as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$568,585,818	$49,405,090	$(32,978,343)	$16,426,747

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2011, for federal income tax purposes, there were no unused capital losses.

The Fund elected to defer to the fiscal year beginning January 1, 2012, late year ordinary losses in the amount of $549,241.

The Fund elected to defer to the fiscal year beginning January 1, 2012, post-October capital losses in the amount of $491,318.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2011, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$14,216,256	$6,960,979	$ -

Capital accounts within consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2011, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$ -	$1,490,584	$(1,137,789)	$(3,783,042)

The Fund did not have any unrecognized tax benefits at June 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended June 30, 2012, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed to date. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund , and shareholders are indemnified against personal liability for obligations of the Fund . In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund . The risk of material loss from such claims is considered remote.

48

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2012, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or the subadviser (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreement (collectively, the “Contracts”) for the Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadviser provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Fund; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to the Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for the Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and the subadviser.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Fund, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Fund; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Fund; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Fund and the needs of the Fund for administrative and shareholder services.

The Committee then reviewed and considered the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over the one-year period against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding the Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Fund; and (ii) a wide range of information about the subadviser and its personnel with responsibility for providing services to the Fund and the fee payable to the subadviser by MassMutual. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning the Fund.

49

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for the Fund. (References to the one-year period below are to the period ended December 31, 2011. The comparative expense information is that of the Fund’s “peer group” and the comparative performance information is that of the Fund’s “performance category.”)

The Committee considered that expense information showed the Fund to be in the second quartile of its peer group (favorable), but that the Fund had performance information for only one year, which the Committee considered generally to be too short a period to warrant evaluation. The Committee considered MassMutual’s statements that the Fund had experienced only modest results for its first year (58th percentile) as a result principally of individual stock selection and underweights to long-dated U.S. Treasury securities and the U.S. dollar, but that MassMutual was confident in the subadviser’s ability to manage the Fund successfully over the long term.

The Committee considered, in addition to the other factors noted above, the fact that MassMutual was proposing a revised advisory fee schedule reflecting new breakpoints for the Fund.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the Fund, including: (i) a description of the revenue (including management fee and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Fund and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Fund, and benefits accruing to the subadviser due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of the Fund and the subadvisory process; (ii) MassMutual’s level of profitability from its relationship with the Fund was not excessive and the advisory fee payable under the Contract and the Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadviser generally appear well suited to the Fund, given its investment objective and policies; (iv) the relative performance of the Fund (taking into account the applicable investment strategy and risk profile of the Fund) is sufficient to warrant continuation of the Contracts for the Fund; and (v) the terms of the Contracts were fair and reasonable with respect to the Fund and were in the best interests of the Fund’s shareholders.

The Committee also considered the information presented and discussed regarding the existing advisory agreement for the Subsidiary.

50

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2012

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2012:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2012.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class S	$1,000	0.86%	$1,036.30	$4.33	$1,020.50	$4.30
Class Y	1,000	0.96%	1,036.30	4.83	1,020.00	4.80
Class L	1,000	1.11%	1,034.40	5.58	1,019.20	5.54
Class A	1,000	1.36%	1,033.30	6.84	1,018.00	6.79

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

51

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

August 29, 2012

©2012 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4543 0812 C:05477-04

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the RetireSMARTSM Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders

To Our Shareholders

Eric Wietsma

“The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. If you work with one, your financial professional can likely provide invaluable assistance in this effort.”

June 30, 2012

Welcome to the Semiannual Report for the RetireSMARTSM Series of the MassMutual Select Funds covering the six months ended June 30, 2012. Investors continued to navigate numerous economic and geo-political challenges and drove major U.S. and international stock indexes higher during the period, with U.S. stocks leading the way. On the U.S. economic front, the unemployment level remained in a tight range of between 8.1% and 8.3%, with some storm clouds on the horizon in the form of increased jobless claims in June 2012 – and the creation of fewer-than-projected new jobs during the period. Conversely, the housing market showed some signs of recovery, including a 5.9% increase in pending sales of existing homes throughout the country in June that largely reversed the 5.5% dip that occurred in May. The price of crude oil rose to a peak of nearly $110 per barrel in late February, dropped 29% to slightly more than $78 in mid-June, and rebounded somewhat by the end of the quarter to about $85. Oil’s overall decline during the period undermined the performance of energy stocks, but provided consumers with some relief in the form of lower prices at the gas pump. The price of gold rose in January and February before reversing course to finish essentially flat for the six-month period.

For the first half of 2012, the technology-heavy NASDAQ Composite® Index returned 13.30%, the large-cap stock S&P 500® Index advanced 9.48%, the small-cap stock Russell 2000® Index gained 8.53%, and the blue-chip stock Dow Jones Industrial AverageSM (the “Dow”) rose 6.82%. Foreign stocks from both developed and emerging markets trailed their U.S. counterparts significantly, as indicated by the MSCI® EAFE® Index’s return of 2.96%, representing foreign developed markets, and the 3.94% advance of the MSCI Emerging Markets Index. U.S. fixed-income investments advanced modestly, with the Barclays U.S. Aggregate Bond Index returning 2.37%.*

Key events that defined the period

The year started off with a significant rally that lifted stocks here and abroad, as share prices ground out steady gains punctuated by brief and shallow corrections during the first quarter of 2012. Evidence of an improving U.S. economy and investors who were mainly undaunted by Europe’s ongoing sovereign debt crisis were the primary factors driving the market’s gains through March. As the period progressed, data pointing to an economic slowdown in the U.S. and increasing investor concerns over Europe were primarily responsible for the volatility that characterized much of the second quarter, particularly April and May.

In January 2012, Standard & Poor’s downgraded the government debt of France, Spain, Italy, and Austria on concerns over high debt levels and the countries’ significant need to refinance in 2013. In February, the European Union downgraded its growth outlook for the region’s economies, raising new questions about the virtues of austerity plans and setting the stage for renegotiation of the budget-deficit targets for some member states. Continued improvements in U.S. economic data drove a higher level of confidence among investors for a firmer economic recovery. Encouraging economic data during February included a solid decline in claims for unemployment benefits. In March, Greece successfully passed a sovereign debt restructuring that cut its debt by approximately $140 billion. That same month, Chinese Premier Wen Jiabao cut that country’s 2012 target growth rate to 7.5%. Here at home, the economy strengthened, personal spending increased, and incomes also grew modestly.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Continued)

April began with the release of the minutes from the Federal Open Market Committee’s (“FOMC”) most recent meeting at which the Federal Reserve (the “Fed”) made no changes to key interest rates, but kept “Operation Twist” in place. Under Operation Twist, the Fed has been selling shorter-term U.S. Treasury securities and using the proceeds to buy those with longer terms in an effort to lower long-term interest rates. The FOMC minutes stated that economic conditions were “expected to warrant an exceptionally low federal funds rate through late 2014.” In June, the Fed announced that Operation Twist would continue through the end of 2012.

News from Europe and China was mixed in April and enough to trigger volatility in equity markets here and abroad. Prices on Spanish and Italian debt fell after rallying earlier in the year. In May, economic reports pointed to the potential for a slowdown in U.S. economic growth, and concerns over the European economy and the fate of the euro zone dominated the markets. Signals from Europe indicated deeper economic weakness and concern over Greece’s potential exit from the euro as its national currency. Germany reported larger-than-expected gains in factory orders and a surprise gain in industrial output, and China reported slower export growth and the country’s lowest industrial production growth since 2009. In June, the positive reaction to the election of a pro-austerity government in Greece was overshadowed by news that the yield of Spanish 10-year bonds hit an all-time high of more than 7%, driving Spain’s borrowing costs to potentially unsustainable levels.

On June 28, three months after conducting hearings on the subject, the U.S. Supreme Court revealed that it had voted five to four to uphold the Affordable Care Act, the health care law signed by President Obama in 2010. The ruling left the law essentially intact, with most mandates taking effect in 2014.

The second quarter, which seemed to contain an especially busy news cycle of both positive and negative developments, ended with some good news for investors when Germany’s finance minister signaled the country’s potential willingness to take action sooner than expected to support short-term measures that would offer the euro zone additional bailout funds. Additionally, strong earnings announcements helped support stock prices in the U.S., and companies with noteworthy names from across numerous industries reported solid results.

Keeping it in perspective

The first six months of 2012 remind us that it is impossible to predict what the financial markets will do, particularly over short periods of time. Our longstanding belief is that investors should avoid being swayed by the latest news out of Wall Street (or even Europe). Knowing that unexpected events affect the markets all the time, it is critical to plan ahead and maintain an investment strategy that relies on solid investment fundamentals. If you work with one, your financial professional can likely provide invaluable assistance in this effort.

Thank you for your continued confidence in MassMutual. We continue to work diligently to help you take the steps you need to take to prepare for a more secure financial future, despite what may be occurring in the financial markets – or the world.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/12 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (risk-based) Series, and who is the Series’ investment adviser?

The MassMutual RetireSMART (risk-based) Series (“the Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, and RetireSMART Growth Fund. All Funds in the Series seek to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Each Fund seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by Massachusetts Mutual Life Insurance Company (MassMutual), and OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (OFI), a majority owned, indirect subsidiary of MassMutual. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Series’ investment adviser is MassMutual.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•

RetireSMART Conservative Fund: Assets are allocated among Underlying Funds using a conservative asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds.

•

RetireSMART Moderate Fund: Assets are allocated among Underlying Funds using a moderate asset allocation strategy (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds.

•

RetireSMART Moderate Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds.

•

RetireSMART Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MassMutual RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds.

MassMutual RetireSMART Conservative Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Fixed Income Funds	67.6%
Equity Funds	32.5%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	61.3%
Fixed Income Funds	38.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Growth Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	84.9%
Fixed Income Funds	15.2%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Growth Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	97.0%
Fixed Income Funds	3.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

3

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Continued)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (target-date) Series, and who is the Series’ investment adviser?

The MassMutual RetireSMART (target-date) Series comprises 10 Funds – each of which has a “fund of funds” structure. The 10 Funds are RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund. RetireSMART In Retirement Fund seeks to achieve high current income and, as a secondary objective, capital appreciation. All other Funds in the Series seek to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Each Fund invests in a combination of domestic and international mutual funds sponsored by MassMutual or its affiliates (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire around the year specified in the Fund name and likely stop making new investments in the Fund (or designed for investors already in retirement for the In Retirement Fund). Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds, which are advised by Massachusetts Mutual Life Insurance Company (MassMutual), and OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (OFI), a majority owned, indirect subsidiary of MassMutual. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments, as well as commodities or commodities-related investments. The Series’ investment adviser is MassMutual.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•

RetireSMART In Retirement Fund: Assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds.

•

RetireSMART 2010/2015/2020/2025/2030/2035/2040/2045/2050 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in equity funds and similar funds and 65% in fixed income funds, including money market funds, approximately fifteen years after the target retirement date.

MassMutual RetireSMART In Retirement Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Fixed Income Funds	64.1%
Equity Funds	36.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2010 Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Fixed Income Funds	51.0%
Equity Funds	49.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Continued)

MassMutual RetireSMART 2015 Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	60.6%
Fixed Income Funds	39.8%

Total Long-Term Investments	100.4%
Other Assets & Liabilities	(0.4)%

Net Assets	100.0%

MassMutual RetireSMART 2020 Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	71.3%
Fixed Income Funds	28.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2025 Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	80.5%
Fixed Income Funds	19.9%

Total Long-Term Investments	100.4%
Other Assets & Liabilities	(0.4)%

Net Assets	100.0%

MassMutual RetireSMART 2030 Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	84.8%
Fixed Income Funds	15.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2035 Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	88.6%
Fixed Income Funds	11.9%

Total Long-Term Investments	100.5%
Other Assets & Liabilities	(0.5)%

Net Assets	100.0%

MassMutual RetireSMART 2040 Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	89.8%
Fixed Income Funds	10.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

5

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Continued)

MassMutual RetireSMART 2045 Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	96.2%
Fixed Income Funds	4.6%

Total Long-Term Investments	100.8%
Other Assets & Liabilities	(0.8)%

Net Assets	100.0%

MassMutual RetireSMART 2050 Fund Asset Allocation (% of Net Assets) on 6/30/12 (Unaudited)

Equity Funds	95.5%
Fixed Income Funds	4.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

6

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	5,624,150	$65,352,628
MassMutual Premier Disciplined Growth Fund, Class S (a)	686,996	7,254,679
MassMutual Premier Disciplined Value Fund, Class S (a)	703,721	7,452,400
MassMutual Premier Focused International Fund, Class Z (a)	118,007	1,273,301
MassMutual Premier High Yield Fund, Class Z (a)	785,507	7,313,074
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,588,153	18,978,427
MassMutual Premier International Bond Fund, Class S (a)	589,345	5,999,531
MassMutual Premier International Equity Fund, Class S (a)	210,694	2,578,894
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	68,919	784,987
MassMutual Premier Money Market Fund, Class S (a)	1,096,750	1,096,750
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	4,354,751	46,378,097
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	422,931	4,757,977
MassMutual Premier Value Fund, Class S (a)	3,204	45,653
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	129,702	1,334,630
MassMutual Select Blue Chip Growth Fund, Class S (a)	146,458	1,776,530
MassMutual Select Diversified International Fund, Class S (a)	456,147	2,691,267
MassMutual Select Diversified Value Fund, Class S (a)	373,433	3,611,095
MassMutual Select Focused Value Fund, Class Z (a)	270,939	4,969,021
MassMutual Select Fundamental Growth Fund, Class S (a)	328,045	2,125,728
MassMutual Select Fundamental Value Fund, Class Z (a)	322,510	3,502,454
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	164,871	1,375,023
MassMutual Select Large Cap Value Fund, Class S (a)	43,767	470,499
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	202,778	3,136,981
MassMutual Select Mid-Cap Value Fund, Class S (a)	347,324	3,605,219

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	934,678	$6,178,223
MassMutual Select PIMCO Total Return Fund, Class Z (a)	504,313	5,290,244
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	124,885	1,919,480
MassMutual Select Small Cap Value Equity Fund, Class S (a)	218,678	2,118,993
MassMutual Select Small Company Growth Fund, Class S (a) (b)	96,958	1,004,485
MassMutual Select Small Company Value Fund, Class Z (a)	106,378	1,432,909
MassMutual Select Strategic Bond Fund, Class S (a)	1,061,088	10,961,040
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,416,269	4,347,946
Oppenheimer Developing Markets Fund, Class Y (a)	98,743	3,094,592
Oppenheimer Real Estate Fund, Class Y (a)	205,627	4,678,018

		238,890,775

TOTAL MUTUAL FUNDS (Cost $237,629,811)		238,890,775

TOTAL LONG-TERM INVESTMENTS (Cost $237,629,811)		238,890,775

TOTAL INVESTMENTS — 100.1% (Cost $237,629,811) (c)		238,890,775

Other Assets/(Liabilities) — (0.1)%		(167,819)

NET ASSETS — 100.0%		$238,722,956

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	8,709,223	$101,201,166
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,755,069	29,093,532
MassMutual Premier Disciplined Value Fund, Class S (a)	2,455,329	26,001,935
MassMutual Premier Focused International Fund, Class Z (a)	474,957	5,124,785
MassMutual Premier High Yield Fund, Class Z (a)	1,306,196	12,160,687
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,579,082	18,870,030
MassMutual Premier International Bond Fund, Class S (a)	626,896	6,381,800
MassMutual Premier International Equity Fund, Class S (a)	906,803	11,099,269
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	854,713	9,735,181
MassMutual Premier Money Market Fund, Class S (a)	798,863	798,863
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	2,994,905	31,895,741
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,286,063	14,468,211
MassMutual Premier Value Fund, Class S (a)	9,263	131,992
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	510,742	5,255,539
MassMutual Select Blue Chip Growth Fund, Class S (a)	778,775	9,446,545
MassMutual Select Diversified International Fund, Class S (a)	1,466,722	8,653,659
MassMutual Select Diversified Value Fund, Class S (a)	1,250,733	12,094,587
MassMutual Select Focused Value Fund, Class Z (a)	587,295	10,770,992
MassMutual Select Fundamental Growth Fund, Class S (a)	924,408	5,990,162
MassMutual Select Fundamental Value Fund, Class Z (a)	1,464,913	15,908,957
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,117,779	9,322,277
MassMutual Select Large Cap Value Fund, Class S (a)	268,073	2,881,784
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	1,113,179	17,220,878

	Number of Shares	Value
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,676,133	$17,398,259
MassMutual Select Overseas Fund, Class Z (a)	5,023,374	33,204,501
MassMutual Select PIMCO Total Return Fund, Class Z (a)	596,342	6,255,630
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	250,527	3,850,605
MassMutual Select Small Cap Value Equity Fund, Class S (a)	891,796	8,641,505
MassMutual Select Small Company Growth Fund, Class S (a) (b)	313,483	3,247,680
MassMutual Select Small Company Value Fund, Class Z (a)	95,267	1,283,247
MassMutual Select Strategic Bond Fund, Class S (a)	1,005,788	10,389,793
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	4,593,952	14,103,433
Oppenheimer Developing Markets Fund, Class Y (a)	198,366	6,216,794
Oppenheimer Real Estate Fund, Class Y (a)	694,026	15,789,087

		484,889,106

TOTAL MUTUAL FUNDS (Cost $485,424,598)		484,889,106

TOTAL LONG-TERM INVESTMENTS (Cost $485,424,598)		484,889,106

TOTAL INVESTMENTS — 100.1% (Cost $485,424,598) (c)		484,889,106

Other Assets/(Liabilities) — (0.1)%		(335,973)

NET ASSETS — 100.0%		$484,553,133

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	2,528,904	$29,385,859
MassMutual Premier Disciplined Growth Fund, Class S (a)	3,026,918	31,964,253
MassMutual Premier Disciplined Value Fund, Class S (a)	2,515,375	26,637,817
MassMutual Premier Focused International Fund, Class Z (a)	427,710	4,614,988
MassMutual Premier High Yield Fund, Class Z (a)	544,099	5,065,560
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	271,632	3,245,997
MassMutual Premier International Bond Fund, Class S (a)	322,660	3,284,677
MassMutual Premier International Equity Fund, Class S (a)	910,439	11,143,769
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	834,372	9,503,492
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	581,355	6,191,430
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,153,643	12,978,481
MassMutual Premier Value Fund, Class S (a)	11,942	170,172
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	368,161	3,788,372
MassMutual Select Blue Chip Growth Fund, Class S (a)	838,253	10,168,003
MassMutual Select Diversified International Fund, Class S (a)	2,247,944	13,262,871
MassMutual Select Diversified Value Fund, Class S (a)	1,455,069	14,070,515
MassMutual Select Focused Value Fund, Class Z (a)	388,753	7,129,727
MassMutual Select Fundamental Growth Fund, Class S (a)	1,187,823	7,697,093
MassMutual Select Fundamental Value Fund, Class Z (a)	1,662,415	18,053,831
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,369,364	11,420,495
MassMutual Select Large Cap Value Fund, Class S (a)	294,976	3,170,997
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	979,781	15,157,205
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,462,074	15,176,325
MassMutual Select Overseas Fund, Class Z (a)	5,031,510	33,258,283

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	249,410	$2,616,307
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	302,240	4,645,427
MassMutual Select Small Cap Value Equity Fund, Class S (a)	852,063	8,256,489
MassMutual Select Small Company Growth Fund, Class S (a) (b)	420,885	4,360,366
MassMutual Select Small Company Value Fund, Class Z (a)	286,248	3,855,765
MassMutual Select Strategic Bond Fund, Class S (a)	340,930	3,521,803
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,965,550	12,174,239
Oppenheimer Developing Markets Fund, Class Y (a)	94,209	2,952,508
Oppenheimer Real Estate Fund, Class Y (a)	535,740	12,188,086

		351,111,202

TOTAL MUTUAL FUNDS (Cost $354,072,296)		351,111,202

TOTAL LONG-TERM INVESTMENTS (Cost $354,072,296)		351,111,202

TOTAL INVESTMENTS — 100.1% (Cost $354,072,296) (c)		351,111,202

Other Assets/(Liabilities) — (0.1)%		(240,942)

NET ASSETS — 100.0%		$350,870,260

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual RetireSMART Growth Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	60,695	$705,270
MassMutual Premier Disciplined Growth Fund, Class S (a)	602,723	6,364,759
MassMutual Premier Disciplined Value Fund, Class S (a)	448,984	4,754,742
MassMutual Premier Focused International Fund, Class Z (a)	100,512	1,084,527
MassMutual Premier High Yield Fund, Class Z (a)	36,149	336,543
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	8,780	104,920
MassMutual Premier International Bond Fund, Class S (a)	25,794	262,587
MassMutual Premier International Equity Fund, Class S (a)	185,715	2,273,154
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	91,363	1,040,622
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	16,884	179,818
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	273,751	3,079,695
MassMutual Premier Value Fund, Class S (a)	4,457	63,507
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	8,907	91,655
MassMutual Select Blue Chip Growth Fund, Class S (a)	218,902	2,655,286
MassMutual Select Diversified International Fund, Class S (a)	534,347	3,152,648
MassMutual Select Diversified Value Fund, Class S (a)	351,661	3,400,566
MassMutual Select Focused Value Fund, Class Z (a)	79,750	1,462,616
MassMutual Select Fundamental Growth Fund, Class S (a)	278,578	1,805,184
MassMutual Select Fundamental Value Fund, Class Z (a)	415,340	4,510,589
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	317,506	2,648,004
MassMutual Select Large Cap Value Fund, Class S (a)	86,331	928,058
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	216,376	3,347,331
MassMutual Select Mid-Cap Value Fund, Class S (a)	336,630	3,494,219
MassMutual Select Overseas Fund, Class Z (a)	1,017,536	6,725,914
MassMutual Select PIMCO Total Return Fund, Class Z (a)	8,950	93,891

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	77,490	$1,191,021
MassMutual Select Small Cap Value Equity Fund, Class S (a)	176,543	1,710,705
MassMutual Select Small Company Growth Fund, Class S (a) (b)	103,637	1,073,678
MassMutual Select Small Company Value Fund, Class Z (a)	75,936	1,022,858
MassMutual Select Strategic Bond Fund, Class S (a)	32,416	334,855
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	810,771	2,489,066
Oppenheimer Developing Markets Fund, Class Y (a)	15,116	473,747
Oppenheimer Real Estate Fund, Class Y (a)	113,372	2,579,220

		65,441,255

TOTAL MUTUAL FUNDS (Cost $66,331,763)		65,441,255

TOTAL LONG-TERM INVESTMENTS (Cost $66,331,763)		65,441,255

TOTAL INVESTMENTS — 100.1% (Cost $66,331,763) (c)		65,441,255

Other Assets/(Liabilities) — (0.1)%		(53,222)

NET ASSETS — 100.0%		$65,388,033

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,580,561	$18,366,116
MassMutual Premier Disciplined Growth Fund, Class S (a)	339,749	3,587,750
MassMutual Premier Disciplined Value Fund, Class S (a)	352,347	3,731,359
MassMutual Premier Focused International Fund, Class Z (a)	44,252	477,479
MassMutual Premier High Yield Fund, Class Z (a)	200,733	1,868,822
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	856,616	10,236,560
MassMutual Premier International Bond Fund, Class S (a)	307,782	3,133,224
MassMutual Premier International Equity Fund, Class S (a)	94,637	1,158,361
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	3,880	44,189
MassMutual Premier Money Market Fund, Class S (a)	370,017	370,017
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,770,826	18,859,297
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	172,637	1,942,169
MassMutual Premier Value Fund, Class S (a)	1,411	20,108
MassMutual Select Blue Chip Growth Fund, Class S (a)	52,534	637,232
MassMutual Select Diversified International Fund, Class S (a)	188,233	1,110,573
MassMutual Select Diversified Value Fund, Class S (a)	144,117	1,393,614
MassMutual Select Focused Value Fund, Class Z (a)	108,728	1,994,078
MassMutual Select Fundamental Growth Fund, Class S (a)	129,141	836,832
MassMutual Select Fundamental Value Fund, Class Z (a)	125,935	1,367,659
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	57,805	482,093
MassMutual Select Large Cap Value Fund, Class S (a)	11,882	127,730
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	91,387	1,413,759
MassMutual Select Mid-Cap Value Fund, Class S (a)	152,136	1,579,174
MassMutual Select Overseas Fund, Class Z (a)	481,426	3,182,228

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	227,765	$2,389,251
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	45,059	692,555
MassMutual Select Small Cap Value Equity Fund, Class S (a)	81,706	791,727
MassMutual Select Small Company Growth Fund, Class S (a) (b)	39,543	409,662
MassMutual Select Small Company Value Fund, Class Z (a)	45,302	610,219
MassMutual Select Strategic Bond Fund, Class S (a)	328,964	3,398,201
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	605,707	1,859,521
Oppenheimer Developing Markets Fund, Class Y (a)	39,738	1,245,404
Oppenheimer Real Estate Fund, Class Y (a)	97,734	2,223,439

		91,540,402

TOTAL MUTUAL FUNDS (Cost $88,722,763)		91,540,402

TOTAL LONG-TERM INVESTMENTS (Cost $88,722,763)		91,540,402

TOTAL INVESTMENTS — 100.1% (Cost $88,722,763) (c)		91,540,402

Other Assets/(Liabilities) — (0.1)%		(80,636)

NET ASSETS — 100.0%		$91,459,766

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,692,140	$19,662,665
MassMutual Premier Disciplined Growth Fund, Class S (a)	569,981	6,019,001
MassMutual Premier Disciplined Value Fund, Class S (a)	544,032	5,761,300
MassMutual Premier Focused International Fund, Class Z (a)	78,178	843,536
MassMutual Premier High Yield Fund, Class Z (a)	279,062	2,598,067
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	754,384	9,014,894
MassMutual Premier International Bond Fund, Class S (a)	259,629	2,643,028
MassMutual Premier International Equity Fund, Class S (a)	167,272	2,047,410
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	12,433	141,607
MassMutual Premier Money Market Fund, Class S (a)	269,659	269,659
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,220,251	12,995,678
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	255,831	2,878,104
MassMutual Premier Value Fund, Class S (a)	2,830	40,328
MassMutual Select Blue Chip Growth Fund, Class S (a)	80,014	970,573
MassMutual Select Diversified International Fund, Class S (a)	351,338	2,072,895
MassMutual Select Diversified Value Fund, Class S (a)	200,142	1,935,371
MassMutual Select Focused Value Fund, Class Z (a)	126,428	2,318,689
MassMutual Select Fundamental Growth Fund, Class S (a)	201,754	1,307,367
MassMutual Select Fundamental Value Fund, Class Z (a)	196,924	2,138,599
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	100,512	838,266
MassMutual Select Large Cap Value Fund, Class S (a)	18,266	196,362
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	190,406	2,945,577
MassMutual Select Mid-Cap Value Fund, Class S (a)	303,672	3,152,116
MassMutual Select Overseas Fund, Class Z (a)	843,649	5,576,521

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	320,612	$3,363,220
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	56,736	872,028
MassMutual Select Small Cap Value Equity Fund, Class S (a)	151,307	1,466,165
MassMutual Select Small Company Growth Fund, Class S (a) (b)	62,608	648,616
MassMutual Select Small Company Value Fund, Class Z (a)	49,640	668,656
MassMutual Select Strategic Bond Fund, Class S (a)	298,964	3,088,299
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	773,160	2,373,603
Oppenheimer Developing Markets Fund, Class Y (a)	43,176	1,353,113
Oppenheimer Real Estate Fund, Class Y (a)	130,760	2,974,758

		105,176,071

TOTAL MUTUAL FUNDS (Cost $102,086,400)		105,176,071

TOTAL LONG-TERM INVESTMENTS (Cost $102,086,400)		105,176,071

TOTAL INVESTMENTS — 100.1% (Cost $102,086,400) (c)		105,176,071

Other Assets/(Liabilities) — (0.1)%		(79,003)

NET ASSETS — 100.0%		$105,097,068

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.4%
Diversified Financial — 100.4%
MassMutual Premier Core Bond Fund, Class Z (a)	45,096	$524,018
MassMutual Premier Disciplined Growth Fund, Class S (a)	18,643	196,874
MassMutual Premier Disciplined Value Fund, Class S (a)	18,440	195,280
MassMutual Premier Focused International Fund, Class Z (a)	3,848	41,518
MassMutual Premier High Yield Fund, Class Z (a)	8,629	80,337
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	21,589	257,991
MassMutual Premier International Bond Fund, Class S (a)	8,543	86,967
MassMutual Premier International Equity Fund, Class S (a)	7,266	88,942
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	673	7,668
MassMutual Premier Money Market Fund, Class S (a)	1,299	1,299
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	22,860	243,464
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	8,820	99,223
MassMutual Premier Value Fund, Class S (a)	160	2,286
MassMutual Select Blue Chip Growth Fund, Class S (a)	4,130	50,101
MassMutual Select Diversified International Fund, Class S (a)	16,229	95,751
MassMutual Select Diversified Value Fund, Class S (a)	7,451	72,047
MassMutual Select Focused Value Fund, Class Z (a)	4,216	77,326
MassMutual Select Fundamental Growth Fund, Class S (a)	5,651	36,620
MassMutual Select Fundamental Value Fund, Class Z (a)	9,703	105,378
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	5,731	47,796
MassMutual Select Large Cap Value Fund, Class S (a)	1,811	19,471
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	7,021	108,613
MassMutual Select Mid-Cap Value Fund, Class S (a)	12,826	133,134
MassMutual Select Overseas Fund, Class Z (a)	33,587	222,009
MassMutual Select PIMCO Total Return Fund, Class Z (a)	8,810	92,420

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	3,889	$59,774
MassMutual Select Small Cap Value Equity Fund, Class S (a)	7,167	69,450
MassMutual Select Small Company Growth Fund, Class S (a) (b)	3,942	40,837
MassMutual Select Small Company Value Fund, Class Z (a)	3,044	41,001
MassMutual Select Strategic Bond Fund, Class S (a)	7,220	74,581
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	29,688	91,138
Oppenheimer Developing Markets Fund, Class Y (a)	1,547	48,453
Oppenheimer Real Estate Fund, Class Y (a)	5,406	122,971

		3,434,738

TOTAL MUTUAL FUNDS (Cost $3,315,111)		3,434,738

TOTAL LONG-TERM INVESTMENTS (Cost $3,315,111)		3,434,738

TOTAL INVESTMENTS — 100.4% (Cost $3,315,111) (c)		3,434,738

Other Assets/(Liabilities) — (0.4)%		(12,674)

NET ASSETS — 100.0%		$3,422,064

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	3,458,828	$40,191,593
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,702,035	28,533,485
MassMutual Premier Disciplined Value Fund, Class S (a)	2,501,070	26,486,327
MassMutual Premier Focused International Fund, Class Z (a)	409,988	4,423,775
MassMutual Premier High Yield Fund, Class Z (a)	1,260,251	11,732,935
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,283,142	15,333,547
MassMutual Premier International Bond Fund, Class S (a)	931,385	9,481,497
MassMutual Premier International Equity Fund, Class S (a)	882,110	10,797,022
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	983,877	11,206,360
MassMutual Premier Money Market Fund, Class S (a)	36,136	36,136
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,725,600	18,377,645
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,135,554	12,774,985
MassMutual Premier Value Fund, Class S (a)	13,282	189,263
MassMutual Select Blue Chip Growth Fund, Class S (a)	579,495	7,029,273
MassMutual Select Diversified International Fund, Class S (a)	1,844,489	10,882,485
MassMutual Select Diversified Value Fund, Class S (a)	1,305,233	12,621,600
MassMutual Select Focused Value Fund, Class Z (a)	446,510	8,188,997
MassMutual Select Fundamental Growth Fund, Class S (a)	1,485,067	9,623,237
MassMutual Select Fundamental Value Fund, Class Z (a)	1,380,290	14,989,948
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	784,816	6,545,363
MassMutual Select Large Cap Value Fund, Class S (a)	180,603	1,941,486
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	897,712	13,887,599
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,364,743	14,166,033
MassMutual Select Overseas Fund, Class Z (a)	4,286,571	28,334,235

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	669,833	$7,026,548
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	169,021	2,597,855
MassMutual Select Small Cap Value Equity Fund, Class S (a)	463,231	4,488,710
MassMutual Select Small Company Growth Fund, Class S (a) (b)	345,893	3,583,451
MassMutual Select Small Company Value Fund, Class Z (a)	245,996	3,313,564
MassMutual Select Strategic Bond Fund, Class S (a)	477,961	4,937,332
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,205,132	9,839,755
Oppenheimer Developing Markets Fund, Class Y (a)	105,575	3,308,719
Oppenheimer Real Estate Fund, Class Y (a)	658,845	14,988,723

		371,859,483

TOTAL MUTUAL FUNDS (Cost $352,010,453)		371,859,483

TOTAL LONG-TERM INVESTMENTS (Cost $352,010,453)		371,859,483

TOTAL INVESTMENTS —100.1% (Cost $352,010,453) (c)		371,859,483

Other Assets/(Liabilities) — (0.1)%		(221,026)

NET ASSETS — 100.0%		$371,638,457

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.4%
Diversified Financial — 100.4%
MassMutual Premier Core Bond Fund, Class Z (a)	16,307	$189,489
MassMutual Premier Disciplined Growth Fund, Class S (a)	18,710	197,581
MassMutual Premier Disciplined Value Fund, Class S (a)	18,351	194,334
MassMutual Premier Focused International Fund, Class Z (a)	4,237	45,718
MassMutual Premier High Yield Fund, Class Z (a)	10,130	94,308
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	5,586	66,754
MassMutual Premier International Bond Fund, Class S (a)	7,725	78,641
MassMutual Premier International Equity Fund, Class S (a)	8,561	104,781
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	749	8,526
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	9,260	98,620
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	9,712	109,257
MassMutual Premier Value Fund, Class S (a)	155	2,210
MassMutual Select Blue Chip Growth Fund, Class S (a)	6,751	81,892
MassMutual Select Diversified International Fund, Class S (a)	17,674	104,278
MassMutual Select Diversified Value Fund, Class S (a)	12,127	117,272
MassMutual Select Focused Value Fund, Class Z (a)	3,717	68,169
MassMutual Select Fundamental Growth Fund, Class S (a)	9,188	59,540
MassMutual Select Fundamental Value Fund, Class Z (a)	13,990	151,937
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	9,521	79,402
MassMutual Select Large Cap Value Fund, Class S (a)	2,557	27,491
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	7,028	108,727
MassMutual Select Mid-Cap Value Fund, Class S (a)	12,467	129,403
MassMutual Select Overseas Fund, Class Z (a)	39,962	264,146
MassMutual Select PIMCO Total Return Fund, Class Z (a)	2,560	26,854
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	4,395	67,544

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	7,511	$72,781
MassMutual Select Small Company Growth Fund, Class S (a) (b)	4,633	47,999
MassMutual Select Small Company Value Fund, Class Z (a)	3,512	47,312
MassMutual Select Strategic Bond Fund, Class S (a)	2,139	22,091
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	31,341	96,216
Oppenheimer Developing Markets Fund, Class Y (a)	1,095	34,322
Oppenheimer Real Estate Fund, Class Y (a)	5,283	120,196

		2,917,791

TOTAL MUTUAL FUNDS (Cost $2,907,652)		2,917,791

TOTAL LONG-TERM INVESTMENTS (Cost $2,907,652)		2,917,791

TOTAL INVESTMENTS — 100.4% (Cost $2,907,652) (c)		2,917,791

Other Assets/(Liabilities) — (0.4)%		(12,709)

NET ASSETS — 100.0%		$2,905,082

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,387,391	$16,121,478
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,091,354	22,084,696
MassMutual Premier Disciplined Value Fund, Class S (a)	1,894,634	20,064,175
MassMutual Premier Focused International Fund, Class Z (a)	451,383	4,870,420
MassMutual Premier High Yield Fund, Class Z (a)	839,315	7,814,019
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	405,071	4,840,600
MassMutual Premier International Bond Fund, Class S (a)	583,910	5,944,208
MassMutual Premier International Equity Fund, Class S (a)	887,036	10,857,320
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	637,279	7,258,613
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	780,565	8,313,020
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,077,333	12,119,995
MassMutual Premier Value Fund, Class S (a)	12,923	184,149
MassMutual Select Blue Chip Growth Fund, Class S (a)	768,944	9,327,291
MassMutual Select Diversified International Fund, Class S (a)	1,915,068	11,298,904
MassMutual Select Diversified Value Fund, Class S (a)	1,476,929	14,281,901
MassMutual Select Focused Value Fund, Class Z (a)	365,467	6,702,658
MassMutual Select Fundamental Growth Fund, Class S (a)	1,887,333	12,229,920
MassMutual Select Fundamental Value Fund, Class Z (a)	1,669,122	18,126,665
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,062,684	8,862,784
MassMutual Select Large Cap Value Fund, Class S (a)	261,484	2,810,952
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	864,958	13,380,895
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,308,288	13,580,030
MassMutual Select Overseas Fund, Class Z (a)	4,500,074	29,745,492

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	204,333	$2,143,450
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	304,946	4,687,017
MassMutual Select Small Cap Value Equity Fund, Class S (a)	641,819	6,219,230
MassMutual Select Small Company Growth Fund, Class S (a) (b)	337,799	3,499,595
MassMutual Select Small Company Value Fund, Class Z (a)	318,397	4,288,810
MassMutual Select Strategic Bond Fund, Class S (a)	185,816	1,919,483
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,049,219	9,361,101
Oppenheimer Developing Markets Fund, Class Y (a)	98,067	3,073,411
Oppenheimer Real Estate Fund, Class Y (a)	558,729	12,711,091

		308,723,373

TOTAL MUTUAL FUNDS (Cost $291,410,096)		308,723,373

TOTAL LONG-TERM INVESTMENTS (Cost $291,410,096)		308,723,373

TOTAL INVESTMENTS — 100.1% (Cost $291,410,096) (c)		308,723,373

Other Assets/(Liabilities) — (0.1)%		(178,528)

NET ASSETS — 100.0%		$308,544,845

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.5%
Diversified Financial — 100.5%
MassMutual Premier Core Bond Fund, Class Z (a)	9,921	$115,272
MassMutual Premier Disciplined Growth Fund, Class S (a)	16,674	176,077
MassMutual Premier Disciplined Value Fund, Class S (a)	15,807	167,398
MassMutual Premier Focused International Fund, Class Z (a)	4,330	46,716
MassMutual Premier High Yield Fund, Class Z (a)	4,542	42,290
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	2,058	24,596
MassMutual Premier International Bond Fund, Class S (a)	4,896	49,838
MassMutual Premier International Equity Fund, Class S (a)	8,338	102,051
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	425	4,839
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	4,538	48,335
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	9,847	110,774
MassMutual Premier Value Fund, Class S (a)	154	2,191
MassMutual Select Blue Chip Growth Fund, Class S (a)	7,269	88,173
MassMutual Select Diversified International Fund, Class S (a)	17,890	105,553
MassMutual Select Diversified Value Fund, Class S (a)	11,549	111,680
MassMutual Select Focused Value Fund, Class Z (a)	3,423	62,777
MassMutual Select Fundamental Growth Fund, Class S (a)	11,464	74,286
MassMutual Select Fundamental Value Fund, Class Z (a)	14,726	159,924
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	10,174	84,848
MassMutual Select Large Cap Value Fund, Class S (a)	2,762	29,695
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	6,849	105,960
MassMutual Select Mid-Cap Value Fund, Class S (a)	12,143	126,040
MassMutual Select Overseas Fund, Class Z (a)	40,458	267,429
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,162	12,192
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	4,251	65,343

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	7,712	$74,731
MassMutual Select Small Company Growth Fund, Class S (a) (b)	4,408	45,669
MassMutual Select Small Company Value Fund, Class Z (a)	3,467	46,699
MassMutual Select Strategic Bond Fund, Class S (a)	1,429	14,765
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	28,884	88,675
Oppenheimer Developing Markets Fund, Class Y (a)	1,064	33,344
Oppenheimer Real Estate Fund, Class Y (a)	4,932	112,208

		2,600,368

TOTAL MUTUAL FUNDS (Cost $2,607,809)		2,600,368

TOTAL LONG-TERM INVESTMENTS (Cost $2,607,809)		2,600,368

TOTAL INVESTMENTS — 100.5% (Cost $2,607,809) (c)		2,600,368

Other Assets/(Liabilities) — (0.5)%		(12,557)

NET ASSETS — 100.0%		$2,587,811

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	795,566	$9,244,471
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,324,835	13,990,258
MassMutual Premier Disciplined Value Fund, Class S (a)	1,154,633	12,227,565
MassMutual Premier Focused International Fund, Class Z (a)	304,301	3,283,411
MassMutual Premier High Yield Fund, Class Z (a)	248,613	2,314,591
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	82,576	986,784
MassMutual Premier International Bond Fund, Class S (a)	314,931	3,205,994
MassMutual Premier International Equity Fund, Class S (a)	607,224	7,432,421
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	356,907	4,065,171
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	247,984	2,641,026
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	756,941	8,515,590
MassMutual Premier Value Fund, Class S (a)	13,049	185,941
MassMutual Select Blue Chip Growth Fund, Class S (a)	546,750	6,632,075
MassMutual Select Diversified International Fund, Class S (a)	1,301,947	7,681,485
MassMutual Select Diversified Value Fund, Class S (a)	919,648	8,892,995
MassMutual Select Focused Value Fund, Class Z (a)	239,168	4,386,334
MassMutual Select Fundamental Growth Fund, Class S (a)	1,266,568	8,207,362
MassMutual Select Fundamental Value Fund, Class Z (a)	1,153,837	12,530,670
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	758,953	6,329,667
MassMutual Select Large Cap Value Fund, Class S (a)	192,462	2,068,970
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	609,131	9,423,252
MassMutual Select Mid-Cap Value Fund, Class S (a)	927,390	9,626,311
MassMutual Select Overseas Fund, Class Z (a)	3,039,218	20,089,231

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	78,683	$825,388
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	228,754	3,515,953
MassMutual Select Small Cap Value Equity Fund, Class S (a)	444,476	4,306,970
MassMutual Select Small Company Growth Fund, Class S (a) (b)	274,368	2,842,457
MassMutual Select Small Company Value Fund, Class Z (a)	247,075	3,328,105
MassMutual Select Strategic Bond Fund, Class S (a)	100,977	1,043,092
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	2,067,964	6,348,650
Oppenheimer Developing Markets Fund, Class Y (a)	70,704	2,215,851
Oppenheimer Real Estate Fund, Class Y (a)	351,698	8,001,132

		196,389,173

TOTAL MUTUAL FUNDS (Cost $185,940,650)		196,389,173

TOTAL LONG-TERM INVESTMENTS (Cost $185,940,650)		196,389,173

TOTAL INVESTMENTS —100.1% (Cost $185,940,650) (c)		196,389,173

Other Assets/(Liabilities) — (0.1)%		(113,117)

NET ASSETS — 100.0%		$196,276,056

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.8%
Diversified Financial — 100.8%
MassMutual Premier Core Bond Fund, Class Z (a)	2,742	$31,860
MassMutual Premier Disciplined Growth Fund, Class S (a)	10,614	112,082
MassMutual Premier Disciplined Value Fund, Class S (a)	10,150	107,487
MassMutual Premier Focused International Fund, Class Z (a)	2,822	30,447
MassMutual Premier High Yield Fund, Class Z (a)	460	4,280
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	278	3,328
MassMutual Premier International Bond Fund, Class S (a)	1,161	11,814
MassMutual Premier International Equity Fund, Class S (a)	5,434	66,515
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,058	12,052
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,447	15,414
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	6,429	72,322
MassMutual Premier Value Fund, Class S (a)	131	1,863
MassMutual Select Blue Chip Growth Fund, Class S (a)	5,027	60,978
MassMutual Select Diversified International Fund, Class S (a)	11,707	69,069
MassMutual Select Diversified Value Fund, Class S (a)	8,166	78,964
MassMutual Select Focused Value Fund, Class Z (a)	2,149	39,419
MassMutual Select Fundamental Growth Fund, Class S (a)	9,847	63,805
MassMutual Select Fundamental Value Fund, Class Z (a)	10,369	112,603
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	6,834	56,994
MassMutual Select Large Cap Value Fund, Class S (a)	1,910	20,534
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	5,029	77,802
MassMutual Select Mid-Cap Value Fund, Class S (a)	8,564	88,897
MassMutual Select Overseas Fund, Class Z (a)	26,477	175,010
MassMutual Select PIMCO Total Return Fund, Class Z (a)	231	2,424

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	2,634	$40,485
MassMutual Select Small Cap Value Equity Fund, Class S (a)	4,937	47,836
MassMutual Select Small Company Growth Fund, Class S (a) (b)	2,807	29,084
MassMutual Select Small Company Value Fund, Class Z (a)	2,182	29,396
MassMutual Select Strategic Bond Fund, Class S (a)	380	3,927
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	18,201	55,878
Oppenheimer Developing Markets Fund, Class Y (a)	544	17,055
Oppenheimer Real Estate Fund, Class Y (a)	3,109	70,721

		1,610,345

TOTAL MUTUAL FUNDS (Cost $1,600,757)		1,610,345

TOTAL LONG-TERM INVESTMENTS (Cost $1,600,757)		1,610,345

TOTAL INVESTMENTS — 100.8% (Cost $1,600,757) (c)		1,610,345

Other Assets/(Liabilities) — (0.8)%		(12,381)

NET ASSETS — 100.0%		$1,597,964

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

June 30, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	61,474	$714,330
MassMutual Premier Disciplined Growth Fund, Class S (a)	249,582	2,635,585
MassMutual Premier Disciplined Value Fund, Class S (a)	235,344	2,492,292
MassMutual Premier Focused International Fund, Class Z (a)	66,034	712,504
MassMutual Premier High Yield Fund, Class Z (a)	11,686	108,793
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	5,801	69,318
MassMutual Premier International Bond Fund, Class S (a)	28,896	294,166
MassMutual Premier International Equity Fund, Class S (a)	130,864	1,601,771
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	45,543	518,734
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	36,426	387,941
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	146,958	1,653,274
MassMutual Premier Value Fund, Class S (a)	2,913	41,507
MassMutual Select Blue Chip Growth Fund, Class S (a)	118,176	1,433,473
MassMutual Select Diversified International Fund, Class S (a)	269,116	1,587,787
MassMutual Select Diversified Value Fund, Class S (a)	194,985	1,885,505
MassMutual Select Focused Value Fund, Class Z (a)	51,169	938,442
MassMutual Select Fundamental Growth Fund, Class S (a)	247,044	1,600,844
MassMutual Select Fundamental Value Fund, Class Z (a)	247,736	2,690,411
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	165,811	1,382,861
MassMutual Select Large Cap Value Fund, Class S (a)	46,295	497,669
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	120,134	1,858,475
MassMutual Select Mid-Cap Value Fund, Class S (a)	194,266	2,016,480
MassMutual Select Overseas Fund, Class Z (a)	623,838	4,123,571
MassMutual Select PIMCO Total Return Fund, Class Z (a)	7,579	79,499
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	51,045	784,559

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	104,308	$1,010,740
MassMutual Select Small Company Growth Fund, Class S (a) (b)	68,809	712,867
MassMutual Select Small Company Value Fund, Class Z (a)	52,950	713,234
MassMutual Select Strategic Bond Fund, Class S (a)	7,536	77,852
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	419,013	1,286,370
Oppenheimer Developing Markets Fund, Class Y (a)	14,682	460,119
Oppenheimer Real Estate Fund, Class Y (a)	71,782	1,633,031

		38,004,004

TOTAL MUTUAL FUNDS (Cost $37,964,179)		38,004,004

TOTAL LONG-TERM INVESTMENTS (Cost $37,964,179)		38,004,004

TOTAL INVESTMENTS — 100.1% (Cost $37,964,179) (c)		38,004,004

Other Assets/(Liabilities) — (0.1)%		(25,201)

NET ASSETS — 100.0%		$37,978,803

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual RetireSMART Funds – Financial Statements

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Assets:
Investments, at value — affiliated issuers (Note 7) (a)	$238,890,775	$484,889,106

Total investments	238,890,775	484,889,106

Receivables from:
Investments sold	399,914	2,052,346
Investment adviser (Note 3)	-	-
Fund shares sold	92,381	2,869
Interest and dividends	2	1

Total assets	239,383,072	486,944,322

Liabilities:
Payables for:
Investments purchased	547	26
Fund shares repurchased	487,910	2,050,283
Trustees’ fees and expenses (Note 3)	4,892	10,134
Affiliates (Note 3):
Investment management fees	9,401	18,976
Administration fees	29,648	64,203
Service fees	103,230	220,345
Distribution fees	-	-
Accrued expense and other liabilities	24,488	27,222

Total liabilities	660,116	2,391,189

Net assets	$238,722,956	$484,553,133

Net assets consist of:
Paid-in capital	$236,796,385	$483,010,705
Undistributed (accumulated) net investment income (loss)	(419,846)	(827,179)
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,085,453	2,905,099
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,260,964	(535,492)

Net assets	$238,722,956	$484,553,133

(a) Cost of investments — affiliated issuers:	$237,629,811	$485,424,598

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund

$351,111,202	$65,441,255	$91,540,402	$105,176,071	$3,434,738

351,111,202	65,441,255	91,540,402	105,176,071	3,434,738

805,827	444,829	169,600	351,619	-
-	4,002	-	-	4,983
8,803	682	19,248	94,516	126,328
-	-	1	-	-

351,925,832	65,890,768	91,729,251	105,622,206	3,566,049

99	9	133	700	123,373
810,210	442,392	185,491	442,159	-
7,358	1,246	35,128	30,788	135

13,618	2,528	3,606	4,127	127
45,615	8,563	9,571	9,172	149
153,036	25,758	15,027	17,072	392
-	-	73	805	-
25,636	22,239	20,456	20,315	19,809

1,055,572	502,735	269,485	525,138	143,985

$350,870,260	$65,388,033	$91,459,766	$105,097,068	$3,422,064

$352,852,912	$65,896,540	$115,509,454	$137,200,515	$3,226,943
(588,524)	(96,117)	2,482,080	2,354,961	(1,336)
1,566,966	478,118	(29,349,407)	(37,548,079)	76,830
(2,961,094)	(890,508)	2,817,639	3,089,671	119,627

$350,870,260	$65,388,033	$91,459,766	$105,097,068	$3,422,064

$354,072,296	$66,331,763	$88,722,763	$102,086,400	$3,315,111

23

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Class S shares:
Net assets	$2,768,213	$965,463

Shares outstanding (a)	274,140	96,241

Net asset value, offering price and redemption price per share	$10.10	$10.03

Class Y shares:
Net assets	$2,722,730	$3,818,483

Shares outstanding (a)	269,656	380,355

Net asset value, offering price and redemption price per share	$10.10	$10.04

Class L shares:
Net assets	$69,675,994	$139,925,406

Shares outstanding (a)	6,902,538	13,946,037

Net asset value, offering price and redemption price per share	$10.09	$10.03

Class A shares:
Net assets	$163,556,019	$339,843,781

Shares outstanding (a)	16,222,294	33,913,666

Net asset value and redemption price per share	$10.08	$10.02

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.69	$10.63

Class N shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

24

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund

$6,493,626	$275,080	$17,059,528	$41,635,677	$2,516,721

651,705	27,716	1,662,538	3,983,365	232,143

$9.96	$9.93	$10.26	$10.45	$10.84

$1,399,819	$101,123	$20,202,249	$24,587,590	$115,512

140,521	10,190	1,967,118	2,356,704	10,657

$9.96	$9.92	$10.27	$10.43	$10.84

$105,902,359	$24,055,182	$30,133,660	$11,717,847	$152,583

10,629,688	2,424,856	2,938,153	1,124,321	14,086

$9.96	$9.92	$10.26	$10.42	$10.83

$237,074,456	$40,956,648	$23,946,205	$25,842,727	$637,248

23,824,206	4,133,672	2,356,751	2,497,080	59,063

$9.95	$9.91	$10.16	$10.35	$10.79

$10.56	$10.51	$10.78	$10.98	$11.45

$-	$-	$118,124	$1,313,227	$-

-	-	11,640	127,805	-

$-	$-	$10.15	$10.28	$-

25

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MassMutual RetireSMART 2020 Fund	MassMutual RetireSMART 2025 Fund
Assets:
Investments, at value — affiliated issuers (Note 7) (a)	$371,859,483	$2,917,791

Total investments	371,859,483	2,917,791

Receivables from:
Investments sold	2,693,222	-
Investment adviser (Note 3)	-	5,206
Fund shares sold	297,692	3,903

Total assets	374,850,397	2,926,900

Liabilities:
Payables for:
Investments purchased	3,007	1,075
Fund shares repurchased	2,983,550	-
Trustees’ fees and expenses (Note 3)	94,611	113
Affiliates (Note 3):
Investment management fees	14,443	111
Administration fees	38,247	226
Service fees	55,353	644
Distribution fees	1,707	-
Accrued expense and other liabilities	21,022	19,649

Total liabilities	3,211,940	21,818

Net assets	$371,638,457	$2,905,082

Net assets consist of:
Paid-in capital	$464,183,863	$2,839,301
Undistributed (accumulated) net investment income (loss)	6,638,527	(2,037)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(119,032,963)	57,679
Net unrealized appreciation (depreciation) on investments and foreign currency translations	19,849,030	10,139

Net assets	$371,638,457	$2,905,082

(a) Cost of investments — affiliated issuers:	$352,010,453	$2,907,652

The accompanying notes are an integral part of the financial statements.

26

MassMutual RetireSMART 2030 Fund	MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund

$308,723,373	$2,600,368	$196,389,173	$1,610,345	$38,004,004

308,723,373	2,600,368	196,389,173	1,610,345	38,004,004

3,756,773	48,767	942,817	1,157	96,830
-	5,180	-	5,161	5,044
309,411	2,700	253,506	1,696	117,654

312,789,557	2,657,015	197,585,496	1,618,359	38,223,532

3,465	31	2,991	22	1,494
4,058,625	48,606	1,189,718	-	210,018
72,808	109	43,225	92	3,394

11,987	100	7,543	61	1,431
30,182	205	16,419	108	2,569
45,172	460	27,707	270	5,258
1,829	-	1,588	-	869
20,644	19,693	20,249	19,842	19,696

4,244,712	69,204	1,309,440	20,395	244,729

$308,544,845	$2,587,811	$196,276,056	$1,597,964	$37,978,803

$385,431,487	$2,538,748	$240,425,223	$1,540,673	$37,834,439
4,631,435	(1,496)	2,528,749	(942)	(20,240)
(98,831,354)	58,000	(57,126,439)	48,645	124,779
17,313,277	(7,441)	10,448,523	9,588	39,825

$308,544,845	$2,587,811	$196,276,056	$1,597,964	$37,978,803

$291,410,096	$2,607,809	$185,940,650	$1,600,757	$37,964,179

27

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	MassMutual RetireSMART 2020 Fund	MassMutual RetireSMART 2025 Fund
Class S shares:
Net assets	$132,318,479	$1,402,459

Shares outstanding (a)	13,206,281	132,197

Net asset value, offering price and redemption price per share	$10.02	$10.61

Class Y shares:
Net assets	$58,989,929	$179,936

Shares outstanding (a)	5,901,363	16,964

Net asset value, offering price and redemption price per share	$10.00	$10.61

Class L shares:
Net assets	$91,695,619	$276,310

Shares outstanding (a)	9,165,474	26,087

Net asset value, offering price and redemption price per share	$10.00	$10.59

Class A shares:
Net assets	$85,886,799	$1,046,377

Shares outstanding (a)	8,668,549	99,060

Net asset value and redemption price per share	$9.91	$10.56

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.51	$11.20

Class N shares:
Net assets	$2,747,631	$-

Shares outstanding (a)	280,189	-

Net asset value, offering price and redemption price per share	$9.81	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

28

MassMutual RetireSMART 2030 Fund	MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund

$118,652,106	$1,241,378	$84,767,719	$864,072	$18,335,274

11,903,488	116,930	8,494,797	81,949	2,226,103

$9.97	$10.62	$9.98	$10.54	$8.24

$48,686,122	$214,644	$23,924,373	$115,322	$8,193,761

4,896,960	20,218	2,402,177	10,939	995,362

$9.94	$10.62	$9.96	$10.54	$8.23

$70,557,649	$421,397	$43,455,106	$175,665	$2,787,497

7,088,310	39,732	4,361,320	16,687	338,957

$9.95	$10.61	$9.96	$10.53	$8.22

$67,682,493	$710,392	$41,530,462	$442,905	$7,203,081

6,868,497	67,185	4,213,783	42,186	878,987

$9.85	$10.57	$9.86	$10.50	$8.19

$10.45	$11.21	$10.46	$11.14	$8.69

$2,966,475	$-	$2,598,396	$-	$1,459,190

303,687	-	265,892	-	178,387

$9.77	$-	$9.77	$-	$8.18

29

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Investment income (Note 2):
Dividends — affiliated issuers (Note 7)	$84,999	$241,929

Total investment income	84,999	241,929

Expenses (Note 3):
Investment management fees	60,360	122,495
Custody fees	15,085	15,230
Audit fees	14,429	14,356
Legal fees	1,485	2,941
Proxy fees	506	506
Shareholder reporting fees	4,232	8,210
Trustees’ fees	9,730	20,212

	105,827	183,950
Administration fees:
Class S	397	235
Class Y	1,071	1,617
Class L	55,895	119,437
Class A	133,525	309,583
Class N	-	-
Distribution fees:
Class N	-	-
Service fees:
Class A	208,633	455,269
Class N	-	-

Total expenses	505,348	1,070,091
Expenses waived (Note 3):
Class S fees waived by adviser	-	-
Class Y fees waived by adviser	-	-
Class L fees waived by adviser	-	-
Class A fees waived by adviser	-	-

Net expenses	505,348	1,070,091

Net investment income (loss)	(420,349)	(828,162)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — affiliated issuers (Note 7)	(1,252,860)	(1,779,662)

Net realized gain (loss)	(1,252,860)	(1,779,662)

Net change in unrealized appreciation (depreciation) on:
Investment transactions — affiliated issuers	11,483,008	30,230,528

Net change in unrealized appreciation (depreciation)	11,483,008	30,230,528

Net realized gain (loss) and change in unrealized appreciation (depreciation)	10,230,148	28,450,866

Net increase (decrease) in net assets resulting from operations	$9,809,799	$27,622,704

The accompanying notes are an integral part of the financial statements.

30

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund

$181,927	$37,541	$35,866	$46,050	$1,898

181,927	37,541	35,866	46,050	1,898

92,149	16,476	23,629	26,149	884
15,534	15,571	15,411	15,354	15,032
14,330	14,534	14,040	14,044	14,062
2,202	517	997	1,034	351
505	505	510	510	510
6,159	1,389	2,612	2,672	1,301
14,668	2,501	3,851	4,072	123

145,547	51,493	61,050	63,835	32,263

1,092	63	1,697	3,931	130
723	45	8,733	13,837	86
93,649	20,640	29,370	12,100	145
214,581	35,078	23,709	27,690	620
-	-	136	1,651	-

-	-	144	1,590	-

315,560	51,585	31,884	33,028	774
-	-	144	1,590	-

771,152	158,904	156,867	159,252	34,018

-	(104)	-	-	(22,549)
-	(38)	-	-	(1,530)
-	(9,272)	-	-	(1,282)
-	(15,718)	-	-	(5,498)

771,152	133,772	156,867	159,252	3,159

(589,225)	(96,231)	(121,001)	(113,202)	(1,261)

(2,358,646)	(255,633)	1,398,231	1,080,047	52,293

(2,358,646)	(255,633)	1,398,231	1,080,047	52,293

26,335,761	4,498,088	2,777,370	3,973,310	159,520

26,335,761	4,498,088	2,777,370	3,973,310	159,520

23,977,115	4,242,455	4,175,601	5,053,357	211,813

$23,387,890	$4,146,224	$4,054,600	$4,940,155	$210,552

31

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	MassMutual RetireSMART 2020 Fund	MassMutual RetireSMART 2025 Fund
Investment income (Note 2):
Dividends — affiliated issuers (Note 7)	$207,249	$1,702

Total investment income	207,249	1,702

Expenses (Note 3):
Investment management fees	92,153	683
Custody fees	15,607	15,437
Audit fees	13,987	14,062
Legal fees	2,791	345
Proxy fees	510	510
Shareholder reporting fees	6,195	1,288
Trustees’ fees	14,207	95

	145,450	32,420
Administration fees:
Class S	16,631	61
Class Y	34,264	67
Class L	99,006	381
Class A	92,840	992
Class N	3,601	-
Distribution fees:
Class N	3,387	-
Service fees:
Class A	107,553	1,240
Class N	3,387	-

Total expenses	506,119	35,161
Expenses waived (Note 3):
Class S fees waived by adviser	-	(13,993)
Class Y fees waived by adviser	-	(1,549)
Class L fees waived by adviser	-	(4,425)
Class A fees waived by adviser	-	(11,524)
Class N fees waived by adviser	-	-

Net expenses	506,119	3,670

Net investment income (loss)	(298,870)	(1,968)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — affiliated issuers (Note 7)	3,954,796	25,829

Net realized gain (loss)	3,954,796	25,829

Net change in unrealized appreciation (depreciation) on:
Investment transactions — affiliated issuers	18,165,979	98,224

Net change in unrealized appreciation (depreciation)	18,165,979	98,224

Net realized gain (loss) and change in unrealized appreciation (depreciation)	22,120,775	124,053

Net increase (decrease) in net assets resulting from operations	$21,821,905	$122,085

The accompanying notes are an integral part of the financial statements.

32

MassMutual RetireSMART 2030 Fund	MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund

$179,245	$1,570	$110,622	$996	$22,749

179,245	1,570	110,622	996	22,749

77,266	607	47,978	407	9,404
15,498	15,320	15,314	15,512	15,140
14,007	14,063	14,029	14,062	14,061
2,381	344	1,593	341	572
510	510	510	510	510
5,404	1,285	3,810	1,274	1,754
11,880	83	7,324	61	1,444

126,946	32,212	90,558	32,167	42,885

12,945	57	4,511	42	965
29,388	92	12,705	59	3,818
78,134	374	44,917	255	2,646
74,531	729	42,349	421	6,639
3,846	-	3,208	-	1,739

3,652	-	3,188	-	1,739

87,354	910	52,516	526	8,298
3,652	-	3,188	-	1,739

420,448	34,374	257,140	33,470	70,468

-	(14,629)	-	(16,090)	(13,297)
-	(2,390)	-	(2,308)	(6,805)
-	(4,874)	-	(4,982)	(2,358)
-	(9,484)	-	(8,214)	(5,921)
-	-	-	-	(1,240)

420,448	2,997	257,140	1,876	40,847

(241,203)	(1,427)	(146,518)	(880)	(18,098)

3,862,688	23,846	2,564,103	20,398	465,081

3,862,688	23,846	2,564,103	20,398	465,081

15,800,051	95,327	9,404,263	80,626	2,068,285

15,800,051	95,327	9,404,263	80,626	2,068,285

19,662,739	119,173	11,968,366	101,024	2,533,366

$19,421,536	$117,746	$11,821,848	$100,144	$2,515,268

33

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Conservative Fund
	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(420,349)	$5,869,589
Net realized gain (loss) on investment transactions	(1,252,860)	4,828,754
Net change in unrealized appreciation (depreciation) on investments	11,483,008	(10,222,044)

Net increase (decrease) in net assets resulting from operations	9,809,799	476,299

Distributions to shareholders (Note 2):
From net investment income:
Class S	-	(3,089)
Class Y	-	(92,383)
Class L	-	(2,939,191)
Class A	-	(4,792,499)

Total distributions from net investment income	-	(7,827,162)

From net realized gains:
Class S	-	(237)
Class Y	-	(7,065)
Class L	-	(230,607)
Class A	-	(392,410)

Total distributions from net realized gains	-	(630,319)

Net fund share transactions (Note 5):
Class S	2,670,010	103,426
Class Y	(71,857)	2,773,384
Class L	(30,908,485)	100,470,340
Class A	(9,203,154)	171,060,675

Increase (decrease) in net assets from fund share transactions	(37,513,486)	274,407,825

Total increase (decrease) in net assets	(27,703,687)	266,426,643
Net assets
Beginning of period	266,426,643	-

End of period	$238,722,956	$266,426,643

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(419,846)	$503

*	Fund commenced operations on June 20, 2011.

The accompanying notes are an integral part of the financial statements.

34

MassMutual RetireSMART Moderate Fund		MassMutual RetireSMART Moderate Growth Fund		MassMutual RetireSMART Growth Fund
Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011*	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011*	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011*

$(828,162)	$9,725,561	$(589,225)	$5,721,435	$(96,231)	$816,697
(1,779,662)	7,769,056	(2,358,646)	4,703,674	(255,633)	902,730
30,230,528	(30,766,020)	26,335,761	(29,296,855)	4,498,088	(5,388,596)

27,622,704	(13,271,403)	23,387,890	(18,871,746)	4,146,224	(3,669,169)

-	(2,471)	-	(1,847)	-	(1,513)
-	(89,674)	-	(30,327)	-	(1,493)
-	(3,582,853)	-	(2,243,509)	-	(342,522)
-	(8,580,477)	-	(4,388,180)	-	(551,676)

-	(12,255,475)	-	(6,663,863)	-	(897,204)

-	(149)	-	-	-	(173)
-	(5,367)	-	-	-	(173)
-	(221,790)	-	-	-	(40,924)
-	(561,005)	-	-	-	(72,100)

-	(788,311)	-	-	-	(113,370)

826,783	102,720	6,600,005	101,947	168,159	101,786
217,648	3,474,248	(586,655)	1,881,672	-	101,766
(12,361,133)	152,145,278	(21,473,410)	127,925,113	164,478	24,081,317
(46,442,855)	385,282,929	(30,456,509)	269,025,816	(665,246)	41,969,292

(57,759,557)	541,005,175	(45,916,569)	398,934,548	(332,609)	66,254,161

(30,136,853)	514,689,986	(22,528,679)	373,398,939	3,813,615	61,574,418

514,689,986	-	373,398,939	-	61,574,418	-

$484,553,133	$514,689,986	$350,870,260	$373,398,939	$65,388,033	$61,574,418

$(827,179)	$983	$(588,524)	$701	$(96,117)	$114

35

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART In Retirement Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(121,001)	$2,094,363
Net realized gain (loss) on investment transactions	1,398,231	12,658,967
Net change in unrealized appreciation (depreciation) on investments	2,777,370	(12,129,410)

Net increase (decrease) in net assets resulting from operations	4,054,600	2,623,920

Distributions to shareholders (Note 2):
From net investment income:
Class S	-	(376,105)
Class Y	-	(598,239)
Class L	-	(878,299)
Class A	-	(773,547)
Class N	-	(2,566)

Total distributions from net investment income	-	(2,628,756)

From net realized gains:
Class S	-	-
Class Y	-	-
Class L	-	-
Class A	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class S	790,591	2,154,959
Class Y	(1,277,688)	1,545,094
Class L	(2,798,724)	(6,163,550)
Class A	(5,880,722)	(6,436,528)
Class N	2,243	8,060

Increase (decrease) in net assets from fund share transactions	(9,164,300)	(8,891,965)

Total increase (decrease) in net assets	(5,109,700)	(8,896,801)
Net assets
Beginning of period	96,569,466	105,466,267

End of period	$91,459,766	$96,569,466

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,482,080	$2,603,081

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

36

MassMutual RetireSMART 2010 Fund		MassMutual RetireSMART 2015 Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$(113,202)	$2,027,442	$(1,261)	$41,557
1,080,047	12,618,336	52,293	99,362
3,973,310	(13,874,364)	159,520	(111,546)

4,940,155	771,414	210,552	29,373

-	(836,764)	-	(34,707)
-	(663,636)	-	(4,864)
-	(271,219)	-	(1,939)
-	(550,720)	-	(7,405)
-	(32,071)	-	-

-	(2,354,410)	-	(48,915)

-	-	-	(51,467)
-	-	-	(7,645)
-	-	-	(3,382)
-	-	-	(13,473)

-	-	-	(75,967)

5,321,981	1,972,903	113,884	1,547,190
(3,735,028)	(489,690)	(230,781)	191,521
(97,699)	(1,674,150)	9,580	30,000
(2,339,703)	(5,026,211)	37,194	285,738
44,962	767,500	-	-

(805,487)	(4,449,648)	(70,123)	2,054,449

4,134,668	(6,032,644)	140,429	1,958,940

100,962,400	106,995,044	3,281,635	1,322,695

$105,097,068	$100,962,400	$3,422,064	$3,281,635

$2,354,961	$2,468,163	$(1,336)	$-

$-	$-	$-	$(75)

37

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2020 Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(298,870)	$6,245,500
Net realized gain (loss) on investment transactions	3,954,796	32,986,857
Net change in unrealized appreciation (depreciation) on investments	18,165,979	(46,575,732)

Net increase (decrease) in net assets resulting from operations	21,821,905	(7,343,375)

Distributions to shareholders (Note 2):
From net investment income:
Class S	-	(2,117,608)
Class Y	-	(1,193,382)
Class L	-	(1,575,022)
Class A	-	(1,311,774)
Class N	-	(50,138)

Total distributions from net investment income	-	(6,247,924)

From net realized gains:
Class S	-	-
Class Y	-	-
Class L	-	-
Class A	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class S	10,853,850	14,467,250
Class Y	(5,411,244)	(4,662,614)
Class L	(1,327,233)	(18,902,880)
Class A	(5,514,614)	(4,666,847)
Class N	13,341	2,231,289

Increase (decrease) in net assets from fund share transactions	(1,385,900)	(11,533,802)

Total increase (decrease) in net assets	20,436,005	(25,125,101)
Net assets
Beginning of period	351,202,452	376,327,553

End of period	$371,638,457	$351,202,452

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$6,638,527	$6,937,397

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

38

MassMutual RetireSMART 2025 Fund		MassMutual RetireSMART 2030 Fund		MassMutual RetireSMART 2035 Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$(1,968)	$33,548	$(241,203)	$4,480,552	$(1,427)	$28,244
25,829	95,592	3,862,688	29,008,210	23,846	91,713
98,224	(170,268)	15,800,051	(44,266,034)	95,327	(188,003)

122,085	(41,128)	19,421,536	(10,777,272)	117,746	(68,046)

-	(17,920)	-	(1,330,822)	-	(17,151)
-	(2,446)	-	(821,724)	-	(2,763)
-	(5,614)	-	(987,803)	-	(2,876)
-	(12,148)	-	(722,275)	-	(9,406)
-	-	-	(41,245)	-	-

-	(38,128)	-	(3,903,869)	-	(32,196)

-	(29,789)	-	-	-	(30,638)
-	(4,195)	-	-	-	(5,077)
-	(9,856)	-	-	-	(5,475)
-	(22,927)	-	-	-	(19,238)

-	(66,767)	-	-	-	(60,428)

470,035	183,756	15,994,981	14,584,012	249,127	238,992
47,342	24,133	(7,884,587)	(1,288,589)	47,071	60,655
(36,904)	197,004	(5,923,090)	(7,735,994)	241,855	74,192
300,293	501,889	(2,591,943)	(4,854,328)	66,779	510,239
-	-	(177)	2,662,161	-	-

780,766	906,782	(404,816)	3,367,262	604,832	884,078

902,851	760,759	19,016,720	(11,313,879)	722,578	723,408

2,002,231	1,241,472	289,528,125	300,842,004	1,865,233	1,141,825

$2,905,082	$2,002,231	$308,544,845	$289,528,125	$2,587,811	$1,865,233

$(2,037)	$-	$4,631,435	$4,872,638	$(1,496)	$-

$-	$(69)	$-	$-	$-	$(69)

39

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2040 Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(146,518)	$2,456,284
Net realized gain (loss) on investment transactions	2,564,103	21,156,960
Net change in unrealized appreciation (depreciation) on investments	9,404,263	(31,078,925)

Net increase (decrease) in net assets resulting from operations	11,821,848	(7,465,681)

Distributions to shareholders (Note 2):
From net investment income:
Class S	-	(830,492)
Class Y	-	(341,739)
Class L	-	(527,108)
Class A	-	(361,014)
Class N	-	(31,854)

Total distributions from net investment income	-	(2,092,207)

From net realized gains:
Class S	-	-
Class Y	-	-
Class L	-	-
Class A	-	-
Class N	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class S	13,950,881	8,289,567
Class Y	(2,935,552)	520,437
Class L	(1,171,830)	(7,920,749)
Class A	(2,132,513)	(1,279,289)
Class N	(62,662)	2,461,763

Increase (decrease) in net assets from fund share transactions	7,648,324	2,071,729

Total increase (decrease) in net assets	19,470,172	(7,486,159)
Net assets
Beginning of period	176,805,884	184,292,043

End of period	$196,276,056	$176,805,884

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,528,749	$2,675,267

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

40

MassMutual RetireSMART 2045 Fund		MassMutual RetireSMART 2050 Fund
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$(880)	$19,253	$(18,098)	$458,653
20,398	83,645	465,081	4,129,910
80,626	(163,144)	2,068,285	(6,085,772)

100,144	(60,246)	2,515,268	(1,497,209)

-	(12,126)	-	(294,360)
-	(1,887)	-	(100,516)
-	(3,469)	-	(28,347)
-	(4,416)	-	(71,939)
-	-	-	(16,504)

-	(21,898)	-	(511,666)

-	(31,118)	-	(988,274)
-	(4,986)	-	(345,080)
-	(9,339)	-	(107,222)
-	(13,025)	-	(282,956)
-	-	-	(70,019)

-	(58,468)	-	(1,793,551)

63,304	51,535	(2,085,739)	6,013,495
(13,692)	22,355	1,062,973	2,571,644
(73,530)	141,468	615,596	438,292
88,437	220,800	1,222,512	3,332,727
-	-	65,271	1,409,849

64,519	436,158	880,613	13,766,007

164,663	295,546	3,395,881	9,963,581

1,433,301	1,137,755	34,582,922	24,619,341

$1,597,964	$1,433,301	$37,978,803	$34,582,922

$(942)	$-	$(20,240)	$-

$-	$(62)	$-	$(2,142)

41

MassMutual RetireSMART Conservative Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.70	$(0.00	) †	$0.40	$0.40	$-	$-	$-	$10.10	4.12%	**	$2,768	0.13%	*	(0.02%	) *	14%	**
12/31/11 +	10.00	0.24		(0.21)	0.03	(0.31)	(0.02)	(0.33)	9.70	0.33%	**	100	0.14%	*	4.44%	*	20%	**»
Class Y
06/30/12 ≈	$9.69	$(0.00	) †	$0.41	$0.41	$-	$-	$-	$10.10	4.23%	**	$2,723	0.17%	*	(0.10%	) *	14%	**
12/31/11 +	10.00	1.42		(1.40)	0.02	(0.31)	(0.02)	(0.33)	9.69	0.24%	**	2,684	0.18%	*	26.89%	*	20%	**»
Class L
06/30/12 ≈	$9.70	$(0.01)		$0.40	$0.39	$-	$-	$-	$10.09	4.02%	**	$69,676	0.25%	*	(0.18%	) *	14%	**
12/31/11 +	10.00	0.23		(0.21)	0.02	(0.30)	(0.02)	(0.32)	9.70	0.26%	**	97,539	0.26%	*	4.26%	*	20%	**»
Class A
06/30/12 ≈	$9.70	$(0.02)		$0.40	$0.38	$-	$-	$-	$10.08	3.92%	**	$163,556	0.50%	*	(0.43%	) *	14%	**
12/31/11 +	10.00	0.22		(0.21)	0.01	(0.29)	(0.02)	(0.31)	9.70	0.14%	**	166,103	0.51%	*	4.17%	*	20%	**»

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
»	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

42

MassMutual RetireSMART Moderate Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.51	$(0.00	) †	$0.52	$0.52	$-	$-	$-	$10.03	5.47%	**	$965	0.12%	*	(0.02%	) *	9%	**
12/31/11 +	10.00	0.20		(0.43)	(0.23)	(0.25)	(0.01)	(0.26)	9.51	(2.28%	) **	98	0.13%	*	3.82%	*	19%	**»
Class Y
06/30/12 ≈	$9.51	$(0.00	) †	$0.53	$0.53	$-	$-	$-	$10.04	5.57%	**	$3,818	0.16%	*	(0.06%	) *	9%	**
12/31/11 +	10.00	0.83		(1.06)	(0.23)	(0.25)	(0.01)	(0.26)	9.51	(2.26%	) **	3,395	0.17%	*	16.08%	*	19%	**»
Class L
06/30/12 ≈	$9.51	$(0.01)		$0.53	$0.52	$-	$-	$-	$10.03	5.47%	**	$139,925	0.24%	*	(0.14%	) *	9%	**
12/31/11 +	10.00	0.18		(0.42)	(0.24)	(0.24)	(0.01)	(0.25)	9.51	(2.35%	) **	144,705	0.25%	*	3.53%	*	19%	**»
Class A
06/30/12 ≈	$9.51	$(0.02)		$0.53	$0.51	$-	$-	$-	$10.02	5.36%	**	$339,844	0.49%	*	(0.40%	) *	9%	**
12/31/11 +	10.00	0.18		(0.43)	(0.25)	(0.23)	(0.01)	(0.24)	9.51	(2.47%	) **	366,492	0.50%	*	3.41%	*	19%	**»

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
»	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 21% including securities received from subscriptions in-kind.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

43

MassMutual RetireSMART Moderate Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.36	$0.00	†	$0.60	$0.60	$-	$-	$9.96	6.41%	**	$6,494	0.13%	*	0.02%	*	10%	**
12/31/11 +	10.00	0.16		(0.62)	(0.46)	(0.18)	(0.18)	9.36	(4.55%	) **	96	0.14%	*	3.14%	*	13%	**»
Class Y
06/30/12 ≈	$9.36	$(0.00	)†	$0.60	$0.60	$-	$-	$9.96	6.41%	**	$1,400	0.17%	*	(0.08%	) *	10%	**
12/31/11 +	10.00	0.80		(1.25)	(0.45)	(0.19)	(0.19)	9.36	(4.53%	) **	1,847	0.18%	*	15.80%	*	13%	**»
Class L
06/30/12 ≈	$9.36	$(0.01)		$0.61	$0.60	$-	$-	$9.96	6.41%	**	$105,902	0.25%	*	(0.15%	) *	10%	**
12/31/11 +	10.00	0.15		(0.61)	(0.46)	(0.18)	(0.18)	9.36	(4.61%	) **	119,858	0.26%	*	2.96%	*	13%	**»
Class A
06/30/12 ≈	$9.36	$(0.02)		$0.61	$0.59	$-	$-	$9.95	6.30%	**	$237,074	0.50%	*	(0.40%	) *	10%	**
12/31/11 +	10.00	0.14		(0.61)	(0.47)	(0.17)	(0.17)	9.36	(4.75%	) **	251,598	0.51%	*	2.71%	*	13%	**»

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
»	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 15% including securities received from subscriptions in-kind.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.28	$(0.00	) †	$0.65	$0.65	$-	$-	$-	$9.93	7.00%	**	$275	0.21%	*	0.13%	*#	(0.01%	) *	16%	**
12/31/11 +	10.00	0.14		(0.69)	(0.55)	(0.15)	(0.02)	(0.17)	9.28	(5.51%	) **	95	0.27%	*	0.13%	*#	2.75%	*	14%	**»
Class Y
06/30/12 ≈	$9.28	$(0.00	) †	$0.64	$0.64	$-	$-	$-	$9.92	6.90%	**	$101	0.25%	*	0.17%	*#	(0.06%	) *	16%	**
12/31/11 +	10.00	0.14		(0.69)	(0.55)	(0.15)	(0.02)	(0.17)	9.28	(5.53%	) **	95	0.31%	*	0.17%	*#	2.70%	*	14%	**»
Class L
06/30/12 ≈	$9.28	$(0.01)		$0.65	$0.64	$-	$-	$-	$9.92	6.90%	**	$24,055	0.33%	*	0.25%	*#	(0.13%	) *	16%	**
12/31/11 +	10.00	0.13		(0.69)	(0.56)	(0.14)	(0.02)	(0.16)	9.28	(5.58%	) **	22,366	0.39%	*	0.25%	*#	2.57%	*	14%	**»
Class A
06/30/12 ≈	$9.28	$(0.02)		$0.65	$0.63	$-	$-	$-	$9.91	6.79%	**	$40,957	0.58%	*	0.50%	*#	(0.39%	) *	16%	**
12/31/11 +	10.00	0.12		(0.69)	(0.57)	(0.13)	(0.02)	(0.15)	9.28	(5.70%	) **	39,019	0.64%	*	0.50%	*#	2.36%	*	14%	**»

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
+	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
»	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 16% including securities received from subscriptions in-kind.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

45

MassMutual RetireSMART In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.84	$(0.00	) †	$0.42	$0.42	$-	$-	$-	$-	$10.26	4.27%	**	$17,060	0.15%	*	(0.07%	) *	14%	**
12/31/11	9.86	0.26		0.01	0.27	(0.29)	-	-	(0.29)	9.84	2.78%		15,610	0.15%		2.62%		111%
12/31/10	9.22	0.18		0.73	0.91	(0.27)	-	-	(0.27)	9.86	10.04%		13,462	0.15%		1.92%		32%
12/31/09	7.68	0.18		1.36	1.54	-	-	-	-	9.22	20.05%		14,963	0.15%		2.17%		36%
12/31/08	9.98	0.36		(1.95)	(1.59)	(0.42)	(0.22)	(0.07)	(0.71)	7.68	(16.17%	)	16,279	0.12%		3.86%		35%
12/31/07	10.27	0.40		0.16	0.56	(0.46)	(0.39)	-	(0.85)	9.98	5.55%		10,579	0.11%		3.79%		42%
Class Y
06/30/12 ≈	$9.85	$(0.01)		$0.43	$0.42	$-	$-	$-	$-	$10.27	4.26%	**	$20,202	0.22%	*	(0.14%	) *	14%	**
12/31/11	9.88	0.25		0.01	0.26	(0.29)	-	-	(0.29)	9.85	2.66%		20,601	0.20%		2.47%		111%
12/31/10	9.23	0.24		0.67	0.91	(0.26)	-	-	(0.26)	9.88	10.09%		19,112	0.17%		2.51%		32%
12/31/09	7.68	0.16		1.39	1.55	-	-	-	-	9.23	20.18%		18,370	0.17%		1.98%		36%
12/31/08	9.99	0.37		(1.97)	(1.60)	(0.42)	(0.22)	(0.07)	(0.71)	7.68	(16.20%	)	58,457	0.14%		3.94%		35%
12/31/07	10.27	0.31		0.25	0.56	(0.45)	(0.39)	-	(0.84)	9.99	5.47%		94,210	0.14%		2.92%		42%
Class L
06/30/12 ≈	$9.84	$(0.01)		$0.43	$0.42	$-	$-	$-	$-	$10.26	4.27%	**	$30,134	0.32%	*	(0.24%	) *	14%	**
12/31/11	9.87	0.20		0.04	0.24	(0.27)	-	-	(0.27)	9.84	2.52%		31,554	0.30%		1.98%		111%
12/31/10	9.22	0.21		0.69	0.90	(0.25)	-	-	(0.25)	9.87	9.98%		37,663	0.27%		2.21%		32%
12/31/09	7.69	0.17		1.36	1.53	-	-	-	-	9.22	19.90%		38,375	0.27%		2.05%		36%
12/31/08	9.99	0.34		(1.95)	(1.61)	(0.41)	(0.22)	(0.06)	(0.69)	7.69	(16.29%	)	55,874	0.24%		3.61%		35%
12/31/07	10.27	0.36		0.19	0.55	(0.44)	(0.39)	-	(0.83)	9.99	5.43%		88,901	0.23%		3.45%		42%
Class A
06/30/12 ≈	$9.76	$(0.02)		$0.42	$0.40	$-	$-	$-	$-	$10.16	4.10%	**	$23,946	0.56%	*	(0.49%	) *	14%	**
12/31/11	9.79	0.17		0.05	0.22	(0.25)	-	-	(0.25)	9.76	2.27%		28,693	0.55%		1.68%		111%
12/31/10	9.15	0.19		0.68	0.87	(0.23)	-	-	(0.23)	9.79	9.67%		35,125	0.52%		1.99%		32%
12/31/09	7.65	0.16		1.34	1.50	-	-	-	-	9.15	19.61%		34,104	0.52%		1.94%		36%
12/31/08	9.95	0.39		(2.01)	(1.62)	(0.40)	(0.22)	(0.06)	(0.68)	7.65	(16.46%	)	43,223	0.49%		4.27%		35%
12/31/07	10.23	0.34		0.18	0.52	(0.41)	(0.39)	-	(0.80)	9.95	5.10%		52,667	0.48%		3.24%		42%
Class N
06/30/12 ≈	$9.76	$(0.04)		$0.43	$0.39	$-	$-	$-	$-	$10.15	4.00%	**	$118	0.87%	*	(0.79%	) *	14%	**
12/31/11	9.80	0.17		0.02	0.19	(0.23)	-	-	(0.23)	9.76	1.95%		112	0.85%		1.68%		111%
12/31/10	9.16	0.16		0.69	0.85	(0.21)	-	-	(0.21)	9.80	9.40%		104	0.82%		1.66%		32%
12/31/09	7.68	0.16		1.32	1.48	-	-	-	-	9.16	19.27%		105	0.82%		1.98%		36%
12/31/08	9.98	0.32		(1.98)	(1.66)	(0.36)	(0.22)	(0.06)	(0.64)	7.68	(16.76%	)	89	0.79%		3.42%		35%
12/31/07	10.26	0.31		0.18	0.49	(0.38)	(0.39)	-	(0.77)	9.98	4.78%		124	0.78%		3.01%		42%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

46

MassMutual RetireSMART 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.96	$(0.00	) †	$0.49	$0.49	$-	$-	$-	$-	$10.45	4.92%	**	$41,636	0.14%	*	N/A		(0.05%	) *	16%	**
12/31/11	10.11	0.21		(0.12)	0.09	(0.24)	-	-	(0.24)	9.96	0.98%		34,639	0.14%		N/A		2.08%		108%
12/31/10	9.26	0.14		0.94	1.08	(0.23)	-	-	(0.23)	10.11	11.95%		33,281	0.14%		N/A		1.52%		38%
12/31/09	7.40	0.17		1.69	1.86	-	-	-	-	9.26	25.14%		43,844	0.14%		N/A		2.07%		39%
12/31/08	10.70	0.29		(2.90)	(2.61)	(0.34)	(0.24)	(0.11)	(0.69)	7.40	(24.75%	)	32,208	0.12%		N/A		2.98%		35%
12/31/07	10.83	0.42		0.21	0.63	(0.43)	(0.33)	-	(0.76)	10.70	5.92%		38,230	0.11%		0.11%	##	3.73%		43%
Class Y
06/30/12 ≈	$9.94	$(0.01)		$0.50	$0.49	$-	$-	$-	$-	$10.43	4.93%	**	$24,588	0.23%	*	N/A		(0.15%	) *	16%	**
12/31/11	10.10	0.21		(0.13)	0.08	(0.24)	-	-	(0.24)	9.94	0.84%		26,949	0.22%		N/A		2.09%		108%
12/31/10	9.25	0.20		0.88	1.08	(0.23)	-	-	(0.23)	10.10	11.89%		27,844	0.19%		N/A		2.14%		38%
12/31/09	7.39	0.13		1.73	1.86	-	-	-	-	9.25	25.17%		27,126	0.19%		N/A		1.69%		39%
12/31/08	10.69	0.27		(2.89)	(2.62)	(0.33)	(0.24)	(0.11)	(0.68)	7.39	(24.84%	)	39,901	0.17%		N/A		2.78%		35%
12/31/07	10.82	0.36		0.26	0.62	(0.42)	(0.33)	-	(0.75)	10.69	5.84%		79,314	0.16%		0.16%	##	3.23%		43%
Class L
06/30/12 ≈	$9.94	$(0.01)		$0.49	$0.48	$-	$-	$-	$-	$10.42	4.83%	**	$11,718	0.33%	*	N/A		(0.24%	) *	16%	**
12/31/11	10.09	0.18		(0.10)	0.08	(0.23)	-	-	(0.23)	9.94	0.82%		11,270	0.32%		N/A		1.75%		108%
12/31/10	9.24	0.18		0.88	1.06	(0.21)	-	-	(0.21)	10.09	11.74%		13,103	0.29%		N/A		1.84%		38%
12/31/09	7.39	0.11		1.74	1.85	-	-	-	-	9.24	25.03%		13,710	0.29%		N/A		1.39%		39%
12/31/08	10.69	0.26		(2.89)	(2.63)	(0.32)	(0.24)	(0.11)	(0.67)	7.39	(24.95%	)	35,333	0.27%		N/A		2.68%		35%
12/31/07	10.82	0.34		0.27	0.61	(0.41)	(0.33)	-	(0.74)	10.69	5.82%		59,582	0.26%		0.26%	##	3.02%		43%
Class A
06/30/12 ≈	$9.88	$(0.03)		$0.50	$0.47	$-	$-	$-	$-	$10.35	4.76%	**	$25,843	0.58%	*	N/A		(0.50%	) *	16%	**
12/31/11	10.02	0.16		(0.10)	0.06	(0.20)	-	-	(0.20)	9.88	0.61%		26,892	0.57%		N/A		1.55%		108%
12/31/10	9.18	0.15		0.88	1.03	(0.19)	-	-	(0.19)	10.02	11.45%		32,254	0.54%		N/A		1.57%		38%
12/31/09	7.37	0.12		1.69	1.81	-	-	-	-	9.18	24.56%		35,657	0.54%		N/A		1.55%		39%
12/31/08	10.64	0.23		(2.86)	(2.63)	(0.30)	(0.24)	(0.10)	(0.64)	7.37	(25.05%	)	38,451	0.52%		N/A		2.40%		35%
12/31/07	10.77	0.31		0.27	0.58	(0.38)	(0.33)	-	(0.71)	10.64	5.51%		72,786	0.51%		0.51%	##	2.77%		43%
Class N
06/30/12 ≈	$9.82	$(0.04)		$0.50	$0.46	$-	$-	$-	$-	$10.28	4.68%	**	$1,313	0.88%	*	N/A		(0.79%	) *	16%	**
12/31/11	10.02	0.21		(0.19)	0.02	(0.22)	-	-	(0.22)	9.82	0.25%		1,212	0.87%		N/A		2.07%		108%
12/31/10	9.18	0.12		0.88	1.00	(0.16)	-	-	(0.16)	10.02	11.03%		513	0.84%		N/A		1.29%		38%
12/31/09	7.38	0.10		1.70	1.80	-	-	-	-	9.18	24.39%		553	0.84%		N/A		1.29%		39%
12/31/08	10.64	0.20		(2.85)	(2.65)	(0.28)	(0.24)	(0.09)	(0.61)	7.38	(25.30%	)	499	0.82%		N/A		2.07%		35%
12/31/07	10.80	0.43		0.12	0.55	(0.38)	(0.33)	-	(0.71)	10.64	5.14%		859	0.81%		0.81%	##	3.89%		43%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

47

MassMutual RetireSMART 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$10.25	$0.00	†	$0.59	$0.59	$-	$-	$-	$10.84	5.76%	**	$2,517	1.83%	*	0.10%	*#	0.01%	*	41%	**
12/31/11	10.73	0.24		(0.27)	(0.03)	(0.17)	(0.28)	(0.45)	10.25	(0.31%	)	2,255	3.80%		0.10%	#	2.24%		82%
12/31/10 +	10.00	0.20		0.75	0.95	(0.21)	(0.01)	(0.22)	10.73	9.54%	**	767	4.82%	*	0.10%	*#	2.60%	*	12%	**
Class Y
06/30/12 ≈	$10.25	$(0.00	) †	$0.59	$0.59	$-	$-	$-	$10.84	5.76%	**	$116	1.92%	*	0.15%	*#	(0.08%	) *	41%	**
12/31/11	10.73	0.27		(0.31)	(0.04)	(0.16)	(0.28)	(0.44)	10.25	(0.35%	)	323	3.87%		0.15%	#	2.50%		82%
12/31/10 +	10.00	0.19		0.76	0.95	(0.21)	(0.01)	(0.22)	10.73	9.52%	**	143	4.87%	*	0.15%	*#	2.53%	*	12%	**
Class L
06/30/12 ≈	$10.25	$(0.01)		$0.59	$0.58	$-	$-	$-	$10.83	5.66%	**	$153	2.02%	*	0.25%	*#	(0.14%	) *	41%	**
12/31/11	10.73	0.25		(0.30)	(0.05)	(0.15)	(0.28)	(0.43)	10.25	(0.45%	)	135	3.97%		0.25%	#	2.33%		82%
12/31/10 +	10.00	0.19		0.75	0.94	(0.20)	(0.01)	(0.21)	10.73	9.43%	**	111	4.97%	*	0.25%	*#	2.47%	*	12%	**
Class A
06/30/12 ≈	$10.22	$(0.02)		$0.59	$0.57	$-	$-	$-	$10.79	5.58%	**	$637	2.27%	*	0.50%	*#	(0.39%	) *	41%	**
12/31/11	10.71	0.31		(0.38)	(0.07)	(0.14)	(0.28)	(0.42)	10.22	(0.67%	)	568	4.23%		0.50%	#	2.88%		82%
12/31/10 +	10.00	0.31		0.61	0.92	(0.20)	(0.01)	(0.21)	10.71	9.17%	**	302	5.22%	*	0.50%	*#	4.01%	*	12%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

48

MassMutual RetireSMART 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.43	$0.00	†	$0.59	$0.59	$-	$-	$-	$-	$10.02	6.26%	**	$132,318	0.10%	*	0.01%	*	17%	**
12/31/11	9.79	0.19		(0.37)	(0.18)	(0.18)	-	-	(0.18)	9.43	(1.78%	)	114,389	0.11%		1.96%		80%
12/31/10	8.74	0.14		1.07	1.21	(0.16)	-	-	(0.16)	9.79	14.18%		104,532	0.11%		1.56%		32%
12/31/09	6.68	0.11		1.95	2.06	-	-	-	-	8.74	30.84%		100,371	0.11%		1.49%		30%
12/31/08	10.84	0.21		(3.64)	(3.43)	(0.24)	(0.36)	(0.13)	(0.73)	6.68	(32.42%	)	65,951	0.10%		2.28%		32%
12/31/07	11.26	0.25		0.36	0.61	(0.35)	(0.68)	-	(1.03)	10.84	5.59%		95,204	0.10%		2.20%		49%
Class Y
06/30/12 ≈	$9.41	$(0.00	) †	$0.59	$0.59	$-	$-	$-	$-	$10.00	6.27%	**	$58,990	0.19%	*	(0.08%	) *	17%	**
12/31/11	9.77	0.17		(0.35)	(0.18)	(0.18)	-	-	(0.18)	9.41	(1.83%	)	60,388	0.18%		1.76%		80%
12/31/10	8.73	0.15		1.05	1.20	(0.16)	-	-	(0.16)	9.77	14.01%		67,560	0.16%		1.72%		32%
12/31/09	6.67	0.09		1.97	2.06	-	-	-	-	8.73	30.88%		63,845	0.16%		1.18%		30%
12/31/08	10.82	0.21		(3.63)	(3.42)	(0.24)	(0.36)	(0.13)	(0.73)	6.67	(32.43%	)	77,838	0.15%		2.27%		32%
12/31/07	11.25	0.23		0.37	0.60	(0.35)	(0.68)	-	(1.03)	10.82	5.45%		135,650	0.15%		2.01%		49%
Class L
06/30/12 ≈	$9.42	$(0.01)		$0.59	$0.58	$-	$-	$-	$-	$10.00	6.16%	**	$91,696	0.29%	*	(0.18%	) *	17%	**
12/31/11	9.78	0.15		(0.35)	(0.20)	(0.16)	-	-	(0.16)	9.42	(1.96%	)	87,577	0.28%		1.54%		80%
12/31/10	8.74	0.13		1.06	1.19	(0.15)	-	-	(0.15)	9.78	13.86%		109,419	0.26%		1.46%		32%
12/31/09	6.68	0.08		1.98	2.06	-	-	-	-	8.74	30.84%		114,640	0.26%		1.09%		30%
12/31/08	10.83	0.19		(3.62)	(3.43)	(0.24)	(0.36)	(0.12)	(0.72)	6.68	(32.52%	)	137,142	0.25%		2.00%		32%
12/31/07	11.25	0.20		0.40	0.60	(0.34)	(0.68)	-	(1.02)	10.83	5.43%		266,837	0.25%		1.71%		49%
Class A
06/30/12 ≈	$9.34	$(0.02)		$0.59	$0.57	$-	$-	$-	$-	$9.91	6.10%	**	$85,887	0.54%	*	(0.43%	) *	17%	**
12/31/11	9.70	0.14		(0.36)	(0.22)	(0.14)	-	-	(0.14)	9.34	(2.22%	)	86,264	0.53%		1.43%		80%
12/31/10	8.67	0.11		1.05	1.16	(0.13)	-	-	(0.13)	9.70	13.61%		94,230	0.51%		1.25%		32%
12/31/09	6.65	0.07		1.95	2.02	-	-	-	-	8.67	30.38%		94,170	0.51%		0.96%		30%
12/31/08	10.77	0.17		(3.60)	(3.43)	(0.21)	(0.36)	(0.12)	(0.69)	6.65	(32.66%	)	88,113	0.50%		1.80%		32%
12/31/07	11.20	0.19		0.37	0.56	(0.31)	(0.68)	-	(0.99)	10.77	5.14%		173,715	0.50%		1.63%		49%
Class N
06/30/12 ≈	$9.26	$(0.04)		$0.59	$0.55	$-	$-	$-	$-	$9.81	5.94%	**	$2,748	0.84%	*	(0.73%	) *	17%	**
12/31/11	9.67	0.26		(0.50)	(0.24)	(0.17)	-	-	(0.17)	9.26	(2.45%	)	2,584	0.84%		2.76%		80%
12/31/10	8.64	0.08		1.05	1.13	(0.10)	-	-	(0.10)	9.67	13.31%		586	0.81%		0.94%		32%
12/31/09	6.65	0.04		1.95	1.99	-	-	-	-	8.64	29.92%		554	0.82%		0.57%		30%
12/31/08	10.78	0.19		(3.64)	(3.45)	(0.21)	(0.36)	(0.11)	(0.68)	6.65	(32.85%	)	426	0.80%		2.11%		32%
12/31/07	11.22	0.19		0.34	0.53	(0.29)	(0.68)	-	(0.97)	10.78	4.86%		510	0.80%		1.69%		49%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

49

MassMutual RetireSMART 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.97	$0.00	†	$0.64	$0.64	$-	$-	$-	$10.61	6.42%	**	$1,402	2.38%	*	0.10%	*#	0.03%	*	27%	**
12/31/11	10.85	0.22		(0.53)	(0.31)	(0.21)	(0.36)	(0.57)	9.97	(2.79%	)	885	4.29%		0.10%	#	2.02%		66%
12/31/10 +	10.00	0.16		0.86	1.02	(0.17)	-	(0.17)	10.85	10.25%	**	772	5.04%	*	0.10%	*#	2.13%	*	11%	**
Class Y
06/30/12 ≈	$9.97	$(0.00	) †	$0.64	$0.64	$-	$-	$-	$10.61	6.42%	**	$180	2.47%	*	0.15%	*#	(0.01%	) *	27%	**
12/31/11	10.85	0.20		(0.51)	(0.31)	(0.21)	(0.36)	(0.57)	9.97	(2.84%	)	125	4.36%		0.15%	#	1.86%		66%
12/31/10 +	10.00	0.16		0.86	1.02	(0.17)	-	(0.17)	10.85	10.21%	**	110	5.09%	*	0.15%	*#	2.09%	*	11%	**
Class L
06/30/12 ≈	$9.97	$(0.01)		$0.63	$0.62	$-	$-	$-	$10.59	6.22%	**	$276	2.57%	*	0.25%	*#	(0.15%	) *	27%	**
12/31/11	10.85	0.31		(0.63)	(0.32)	(0.20)	(0.36)	(0.56)	9.97	(2.89%	)	291	4.47%		0.25%	#	2.89%		66%
12/31/10 +	10.00	0.15		0.86	1.01	(0.16)	-	(0.16)	10.85	10.13%	**	110	5.19%	*	0.25%	*#	1.98%	*	11%	**
Class A
06/30/12 ≈	$9.95	$(0.02)		$0.63	$0.61	$-	$-	$-	$10.56	6.13%	**	$1,046	2.82%	*	0.50%	*#	(0.38%	) *	27%	**
12/31/11	10.84	0.24		(0.59)	(0.35)	(0.18)	(0.36)	(0.54)	9.95	(3.16%	)	701	4.71%		0.50%	#	2.19%		66%
12/31/10 +	10.00	0.24		0.76	1.00	(0.16)	-	(0.16)	10.84	9.98%	**	249	5.44%	*	0.50%	*#	3.10%	*	11%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

50

MassMutual RetireSMART 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.34	$0.00	†	$0.63	$0.63	$-	$-	$-	$-	$9.97	6.75%	**	$118,652	0.11%	*	N/A		0.01%	*	18%	**
12/31/11	9.81	0.17		(0.50)	(0.33)	(0.14)	-	-	(0.14)	9.34	(3.32%	)	96,501	0.11%		N/A		1.75%		74%
12/31/10	8.67	0.12		1.15	1.27	(0.13)	-	-	(0.13)	9.81	14.95%		86,541	0.11%		N/A		1.34%		29%
12/31/09	6.49	0.08		2.10	2.18	-	-	-	-	8.67	33.59%		75,977	0.12%		N/A		1.09%		34%
12/31/08	11.57	0.16		(4.40)	(4.24)	(0.17)	(0.53)	(0.14)	(0.84)	6.49	(37.94%	)	41,482	0.11%		N/A		1.62%		31%
12/31/07	12.11	0.18		0.57	0.75	(0.30)	(0.99)	-	(1.29)	11.57	6.18%		68,224	0.10%		0.10%	##	1.46%		52%
Class Y
06/30/12 ≈	$9.32	$(0.00	) †	$0.62	$0.62	$-	$-	$-	$-	$9.94	6.65%	**	$48,686	0.20%	*	N/A		(0.08%	) *	18%	**
12/31/11	9.80	0.15		(0.49)	(0.34)	(0.14)	-	-	(0.14)	9.32	(3.47%	)	52,742	0.18%		N/A		1.54%		74%
12/31/10	8.65	0.12		1.16	1.28	(0.13)	-	-	(0.13)	9.80	15.03%		56,940	0.16%		N/A		1.40%		29%
12/31/09	6.48	0.06		2.11	2.17	-	-	-	-	8.65	33.49%		54,828	0.17%		N/A		0.84%		34%
12/31/08	11.55	0.16		(4.39)	(4.23)	(0.17)	(0.53)	(0.14)	(0.84)	6.48	(37.97%	)	54,289	0.16%		N/A		1.72%		31%
12/31/07	12.10	0.16		0.57	0.73	(0.29)	(0.99)	-	(1.28)	11.55	6.13%		89,727	0.15%		0.15%	##	1.27%		52%
Class L
06/30/12 ≈	$9.34	$(0.01)		$0.62	$0.61	$-	$-	$-	$-	$9.95	6.53%	**	$70,558	0.30%	*	N/A		(0.18%	) *	18%	**
12/31/11	9.81	0.14		(0.49)	(0.35)	(0.12)	-	-	(0.12)	9.34	(3.50%	)	71,616	0.28%		N/A		1.38%		74%
12/31/10	8.66	0.10		1.17	1.27	(0.12)	-	-	(0.12)	9.81	14.86%		83,008	0.26%		N/A		1.14%		29%
12/31/09	6.50	0.05		2.11	2.16	-	-	-	-	8.66	33.23%		91,974	0.27%		N/A		0.69%		34%
12/31/08	11.56	0.14		(4.37)	(4.23)	(0.17)	(0.53)	(0.13)	(0.83)	6.50	(37.94%	)	107,171	0.26%		N/A		1.44%		31%
12/31/07	12.11	0.13		0.59	0.72	(0.28)	(0.99)	-	(1.27)	11.56	6.01%		217,725	0.25%		0.25%	##	1.07%		52%
Class A
06/30/12 ≈	$9.26	$(0.02)		$0.61	$0.59	$-	$-	$-	$-	$9.85	6.37%	**	$67,682	0.55%	*	N/A		(0.43%	) *	18%	**
12/31/11	9.72	0.12		(0.48)	(0.36)	(0.10)	-	-	(0.10)	9.26	(3.67%	)	65,876	0.53%		N/A		1.19%		74%
12/31/10	8.58	0.08		1.16	1.24	(0.10)	-	-	(0.10)	9.72	14.62%		73,960	0.51%		N/A		0.95%		29%
12/31/09	6.46	0.04		2.08	2.12	-	-	-	-	8.58	32.82%		71,661	0.52%		N/A		0.50%		34%
12/31/08	11.49	0.12		(4.35)	(4.23)	(0.15)	(0.53)	(0.12)	(0.80)	6.46	(38.13%	)	71,231	0.50%		N/A		1.22%		31%
12/31/07	12.05	0.12		0.57	0.69	(0.26)	(0.99)	-	(1.25)	11.49	5.76%		142,956	0.50%		0.50%	##	0.96%		52%
Class N
06/30/12 ≈	$9.19	$(0.04)		$0.62	$0.58	$-	$-	$-	$-	$9.77	6.31%	**	$2,966	0.85%	*	N/A		(0.73%	) *	18%	**
12/31/11	9.71	0.25		(0.64)	(0.39)	(0.13)	-	-	(0.13)	9.19	(3.95%	)	2,793	0.84%		N/A		2.75%		74%
12/31/10	8.58	0.06		1.14	1.20	(0.07)	-	-	(0.07)	9.71	14.18%		383	0.81%		N/A		0.65%		29%
12/31/09	6.47	0.02		2.09	2.11	-	-	-	-	8.58	32.61%		387	0.82%		N/A		0.26%		34%
12/31/08	11.51	0.11		(4.37)	(4.26)	(0.14)	(0.53)	(0.11)	(0.78)	6.47	(38.35%	)	189	0.81%		N/A		1.14%		31%
12/31/07	12.07	0.09		0.57	0.66	(0.23)	(0.99)	-	(1.22)	11.51	5.51%		324	0.80%		0.80%	##	0.74%		52%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

51

MassMutual RetireSMART 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.96	$0.00	†	$0.66	$0.66	$-	$-	$-	$10.62	6.63%	**	$1,241	2.66%	*	0.10%	*#	0.03%	*	25%	**
12/31/11	10.89	0.20		(0.60)	(0.40)	(0.19)	(0.34)	(0.53)	9.96	(3.60%	)	936	4.17%		0.10%	#	1.81%		63%
12/31/10 +	10.00	0.14		0.91	1.05	(0.16)	-	(0.16)	10.89	10.46%	**	773	5.11%	*	0.10%	*#	1.92%	*	10%	**
Class Y
06/30/12 ≈	$9.96	$(0.00	) †	$0.66	$0.66	$-	$-	$-	$10.62	6.63%	**	$215	2.75%	*	0.15%	*#	(0.02%	) *	25%	**
12/31/11	10.89	0.18		(0.58)	(0.40)	(0.19)	(0.34)	(0.53)	9.96	(3.65%	)	155	4.24%		0.15%	#	1.63%		63%
12/31/10 +	10.00	0.14		0.90	1.04	(0.15)	-	(0.15)	10.89	10.42%	**	111	5.16%	*	0.15%	*#	1.87%	*	10%	**
Class L
06/30/12 ≈	$9.96	$(0.01)		$0.66	$0.65	$-	$-	$-	$10.61	6.53%	**	$421	2.85%	*	0.25%	*#	(0.11%	) *	25%	**
12/31/11	10.89	0.19		(0.60)	(0.41)	(0.18)	(0.34)	(0.52)	9.96	(3.73%	)	171	4.34%		0.25%	#	1.75%		63%
12/31/10 +	10.00	0.13		0.90	1.03	(0.14)	-	(0.14)	10.89	10.35%	**	112	5.26%	*	0.25%	*#	1.78%	*	10%	**
Class A
06/30/12 ≈	$9.94	$(0.02)		$0.65	$0.63	$-	$-	$-	$10.57	6.34%	**	$710	3.10%	*	0.50%	*#	(0.37%	) *	25%	**
12/31/11	10.88	0.21		(0.65)	(0.44)	(0.16)	(0.34)	(0.50)	9.94	(3.96%	)	603	4.59%		0.50%	#	1.93%		63%
12/31/10 +	10.00	0.13		0.88	1.01	(0.13)	-	(0.13)	10.88	10.10%	**	146	5.51%	*	0.50%	*#	1.78%	*	10%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

52

MassMutual RetireSMART 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.35	$0.00	†	$0.63	$0.63	$-	$-	$-	$-	$9.98	6.74%	**	$84,768	0.11%	*	N/A		0.01%	*	15%	**
12/31/11	9.85	0.15		(0.53)	(0.38)	(0.12)	-	-	(0.12)	9.35	(3.79%	)	66,537	0.11%		N/A		1.55%		75%
12/31/10	8.65	0.11		1.20	1.31	(0.11)	-	-	(0.11)	9.85	15.40%		61,781	0.11%		N/A		1.25%		32%
12/31/09	6.45	0.07		2.13	2.20	-	-	-	-	8.65	34.11%		50,292	0.12%		N/A		0.93%		34%
12/31/08	11.84	0.15		(4.67)	(4.52)	(0.15)	(0.56)	(0.16)	(0.87)	6.45	(39.54%	)	27,000	0.11%		N/A		1.55%		38%
12/31/07	12.45	0.17		0.64	0.81	(0.30)	(1.12)	-	(1.42)	11.84	6.63%		44,098	0.10%		0.10%	##	1.31%		50%
Class Y
06/30/12 ≈	$9.33	$(0.00	) †	$0.63	$0.63	$-	$-	$-	$-	$9.96	6.75%	**	$23,924	0.20%	*	N/A		(0.08%	) *	15%	**
12/31/11	9.84	0.14		(0.53)	(0.39)	(0.12)	-	-	(0.12)	9.33	(3.94%	)	24,981	0.18%		N/A		1.44%		75%
12/31/10	8.64	0.11		1.19	1.30	(0.10)	-	-	(0.10)	9.84	15.33%		25,886	0.16%		N/A		1.23%		32%
12/31/09	6.45	0.04		2.15	2.19	-	-	-	-	8.64	33.95%		24,096	0.17%		N/A		0.56%		34%
12/31/08	11.83	0.15		(4.66)	(4.51)	(0.15)	(0.56)	(0.16)	(0.87)	6.45	(39.52%	)	30,695	0.16%		N/A		1.59%		38%
12/31/07	12.44	0.16		0.65	0.81	(0.30)	(1.12)	-	(1.42)	11.83	6.60%		47,208	0.15%		0.15%	##	1.27%		50%
Class L
06/30/12 ≈	$9.34	$(0.01)		$0.63	$0.62	$-	$-	$-	$-	$9.96	6.64%	**	$43,455	0.30%	*	N/A		(0.18%	) *	15%	**
12/31/11	9.84	0.11		(0.50)	(0.39)	(0.11)	-	-	(0.11)	9.34	(3.97%	)	41,791	0.28%		N/A		1.15%		75%
12/31/10	8.64	0.09		1.20	1.29	(0.09)	-	-	(0.09)	9.84	15.18%		52,011	0.26%		N/A		0.98%		32%
12/31/09	6.45	0.03		2.16	2.19	-	-	-	-	8.64	33.95%		56,485	0.27%		N/A		0.50%		34%
12/31/08	11.84	0.13		(4.66)	(4.53)	(0.15)	(0.56)	(0.15)	(0.86)	6.45	(39.68%	)	67,643	0.26%		N/A		1.28%		38%
12/31/07	12.45	0.13		0.67	0.80	(0.29)	(1.12)	-	(1.41)	11.84	6.49%		142,858	0.25%		0.25%	##	0.97%		50%
Class A
06/30/12 ≈	$9.25	$(0.02)		$0.63	$0.61	$-	$-	$-	$-	$9.86	6.59%	**	$41,530	0.55%	*	N/A		(0.43%	) *	15%	**
12/31/11	9.75	0.10		(0.52)	(0.42)	(0.08)	-	-	(0.08)	9.25	(4.24%	)	40,995	0.53%		N/A		1.08%		75%
12/31/10	8.57	0.07		1.19	1.26	(0.08)	-	-	(0.08)	9.75	14.86%		44,328	0.51%		N/A		0.80%		32%
12/31/09	6.41	0.02		2.14	2.16	-	-	-	-	8.57	33.70%		40,898	0.52%		N/A		0.35%		34%
12/31/08	11.76	0.11		(4.62)	(4.51)	(0.14)	(0.56)	(0.14)	(0.84)	6.41	(39.80%	)	35,855	0.51%		N/A		1.15%		38%
12/31/07	12.39	0.11		0.64	0.75	(0.26)	(1.12)	-	(1.38)	11.76	6.16%		65,604	0.50%		0.50%	##	0.88%		50%
Class N
06/30/12 ≈	$9.19	$(0.04)		$0.62	$0.58	$-	$-	$-	$-	$9.77	6.31%	**	$2,598	0.85%	*	N/A		(0.73%	) *	15%	**
12/31/11	9.74	0.23		(0.66)	(0.43)	(0.12)	-	-	(0.12)	9.19	(4.41%	)	2,502	0.85%		N/A		2.53%		75%
12/31/08	8.57	0.05		1.18	1.23	(0.06)	-	-	(0.06)	9.74	14.52%		286	0.81%		N/A		0.55%		32%
12/31/09	6.44	0.02		2.11	2.13	-	-	-	-	8.57	33.07%		257	0.82%		N/A		0.28%		34%
12/31/08	11.79	0.09		(4.63)	(4.54)	(0.12)	(0.56)	(0.13)	(0.81)	6.44	(39.91%	)	132	0.81%		N/A		0.97%		38%
12/31/07	12.41	0.06		0.66	0.72	(0.22)	(1.12)	-	(1.34)	11.79	5.90%		226	0.80%		0.80%	##	0.49%		50%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

53

MassMutual RetireSMART 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$9.86	$0.00	†	$0.68	$0.68	$-	$-	$-	$10.54	6.90%	**	$864	3.96%	*	0.10%	*#	0.02%	*	33%	**
12/31/11	10.96	0.15		(0.65)	(0.50)	(0.17)	(0.43)	(0.60)	9.86	(4.53%	)	750	5.19%		0.10%	#	1.39%		56%
12/31/10 +	10.00	0.13		0.96	1.09	(0.13)	-	(0.13)	10.96	10.94%	**	777	5.15%	*	0.10%	*#	1.69%	*	8%	**
Class Y
06/30/12 ≈	$9.87	$(0.00	) †	$0.67	$0.67	$-	$-	$-	$10.54	6.79%	**	$115	4.05%	*	0.15%	*#	(0.03%	) *	33%	**
12/31/11	10.96	0.15		(0.65)	(0.50)	(0.16)	(0.43)	(0.59)	9.87	(4.48%	)	121	5.26%		0.15%	#	1.40%		56%
12/31/10 +	10.00	0.12		0.97	1.09	(0.13)	-	(0.13)	10.96	10.90%	**	111	5.20%	*	0.15%	*#	1.64%	*	8%	**
Class L
06/30/12 ≈	$9.86	$(0.01)		$0.68	$0.67	$-	$-	$-	$10.53	6.80%	**	$176	4.15%	*	0.25%	*#	(0.14%	) *	33%	**
12/31/11	10.96	0.22		(0.73)	(0.51)	(0.16)	(0.43)	(0.59)	9.86	(4.61%	)	231	5.37%		0.25%	#	2.01%		56%
12/31/10 +	10.00	0.12		0.96	1.08	(0.12)	-	(0.12)	10.96	10.82%	**	111	5.30%	*	0.25%	*#	1.54%	*	8%	**
Class A
06/30/12 ≈	$9.84	$(0.02)		$0.68	$0.66	$-	$-	$-	$10.50	6.71%	**	$443	4.40%	*	0.50%	*#	(0.37%	) *	33%	**
12/31/11	10.95	0.19		(0.73)	(0.54)	(0.14)	(0.43)	(0.57)	9.84	(4.86%	)	331	5.61%		0.50%	#	1.78%		56%
12/31/10 +	10.00	0.11		0.95	1.06	(0.11)	-	(0.11)	10.95	10.58%	**	139	5.55%	*	0.50%	*#	1.51%	*	8%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period April 1, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

54

MassMutual RetireSMART 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss) ***		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return ^,^^		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waiver		Net investment income (loss) to average daily net assets		Portfolio turnover rate
Class S
06/30/12 ≈	$7.71	$0.00	†	$0.53	$0.53	$-	$-	$-	$-	$8.24	6.87%	**	$18,335	0.24%	*	0.10%	*#	0.02%	*	35%	**
12/31/11	8.67	0.13		(0.52)	(0.39)	(0.13)	(0.44)	-	(0.57)	7.71	(4.47%	)	18,945	0.29%		0.10%	#	1.53%		80%
12/31/10	7.69	0.10		1.12	1.22	(0.10)	(0.14)	-	(0.24)	8.67	15.86%		14,974	0.30%		0.10%	#	1.25%		41%
12/31/09	5.78	0.05		1.95	2.00	(0.09)	-	-	(0.09)	7.69	34.58%		11,442	0.57%		0.10%	#	0.84%		51%
12/31/08	10.04	0.16		(4.10)	(3.94)	(0.18)	-	(0.14)	(0.32)	5.78	(39.30%	)	7,008	0.59%		0.10%	#	1.89%		35%
12/31/07 +	10.00	0.05		(0.01)	0.04	-	-	-	-	10.04	0.40%	**	9,640	12.61%	*	0.10%	*#	12.12%	*	0%
Class Y
06/30/12 ≈	$7.71	$(0.00	) †	$0.52	$0.52	$-	$-	$-	$-	$8.23	6.74%	**	$8,194	0.33%	*	0.15%	*#	(0.03%	) *	35%	**
12/31/11	8.67	0.13		(0.52)	(0.39)	(0.13)	(0.44)	-	(0.57)	7.71	(4.51%	)	6,670	0.36%		0.15%	#	1.53%		80%
12/31/10	7.69	0.11		1.11	1.22	(0.10)	(0.14)	-	(0.24)	8.67	15.82%		4,816	0.35%		0.15%	#	1.35%		41%
12/31/09	5.78	0.05		1.95	2.00	(0.09)	-	-	(0.09)	7.69	34.53%		3,035	0.62%		0.15%	#	0.83%		51%
12/31/08	10.04	0.27		(4.21)	(3.94)	(0.19)	-	(0.13)	(0.32)	5.78	(39.31%	)	1,477	0.67%		0.15%	#	3.61%		35%
12/31/07 +	10.00	0.05		(0.01)	0.04	-	-	-	-	10.04	0.40%	**	101	12.65%	*	0.15%	*#	12.08%	*	0%
Class L
06/30/12 ≈	$7.70	$(0.01)		$0.53	$0.52	$-	$-	$-	$-	$8.22	6.75%	**	$2,787	0.43%	*	0.25%	*#	(0.12%	) *	35%	**
12/31/11	8.66	0.11		(0.51)	(0.40)	(0.12)	(0.44)	-	(0.56)	7.70	(4.62%	)	2,047	0.46%		0.25%	#	1.27%		80%
12/31/10	7.69	0.10		1.10	1.20	(0.09)	(0.14)	-	(0.23)	8.66	15.60%		1,857	0.45%		0.25%	#	1.24%		41%
12/31/09	5.78	0.05		1.94	1.99	(0.08)	-	-	(0.08)	7.69	34.44%		1,290	0.72%		0.25%	#	0.77%		51%
12/31/08	10.04	0.20		(4.15)	(3.95)	(0.18)	-	(0.13)	(0.31)	5.78	(39.36%	)	419	0.79%		0.25%	#	2.49%		35%
12/31/07 +	10.00	0.05		(0.01)	0.04	-	-	-	-	10.04	0.40%	**	101	12.75%	*	0.25%	*#	11.96%	*	0%
Class A
06/30/12 ≈	$7.68	$(0.02)		$0.53	$0.51	$-	$-	$-	$-	$8.19	6.50%	**	$7,203	0.68%	*	0.50%	*#	(0.38%	) *	35%	**
12/31/11	8.65	0.13		(0.55)	(0.42)	(0.11)	(0.44)	-	(0.55)	7.68	(4.75%	)	5,616	0.71%		0.50%	#	1.52%		80%
12/31/10	7.69	0.08		1.09	1.17	(0.07)	(0.14)	-	(0.21)	8.65	15.27%		2,879	0.70%		0.50%	#	1.04%		41%
12/31/09	5.77	0.03		1.95	1.98	(0.06)	-	-	(0.06)	7.69	34.39%		1,507	0.97%		0.50%	#	0.44%		51%
12/31/08	10.04	0.27		(4.23)	(3.96)	(0.18)	-	(0.13)	(0.31)	5.77	(39.53%	)	614	1.03%		0.50%	#	3.55%		35%
12/31/07 +	10.00	0.05		(0.01)	0.04	-	-	-	-	10.04	0.40%	**	100	13.00%	*	0.50%	*#	11.71%	*	0%
Class N
06/30/12 ≈	$7.68	$(0.03)		$0.53	$0.50	$-	$-	$-	$-	$8.18	6.51%	**	$1,459	0.98%	*	0.80%	*#	(0.68%	) *	35%	**
12/31/11	8.68	0.20		(0.66)	(0.46)	(0.10)	(0.44)	-	(0.54)	7.68	(5.23%	)	1,306	1.02%		0.80%	#	2.52%		80%
12/31/10	7.71	0.04		1.11	1.15	(0.04)	(0.14)	-	(0.18)	8.68	14.97%		93	1.00%		0.80%	#	0.50%		41%
12/31/09	5.80	0.01		1.94	1.95	(0.04)	-	-	(0.04)	7.71	33.68%		81	1.27%		0.80%	#	0.10%		51%
12/31/08	10.04	0.09		(4.07)	(3.98)	(0.15)	-	(0.11)	(0.26)	5.80	(39.70%	)	61	1.29%		0.80%	#	1.04%		35%
12/31/07 +	10.00	0.05		(0.01)	0.04	-	-	-	-	10.04	0.40%	**	100	13.30%	*	0.80%	*#	11.42%	*	0%
*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 17, 2007 (commencement of operations) through December 31, 2007.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
≈	Unaudited.

The accompanying notes are an integral part of the financial statements.

55

Notes to Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 14 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual RetireSMARTSM Conservative Fund (“RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“RetireSMART 2050 Fund”)

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Class S	Class Y	Class L	Class A	Class N
RetireSMART Conservative Fund	6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Moderate Fund	6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Moderate Growth Fund	6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Growth Fund	6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART In Retirement Fund	12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2010 Fund	12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2015 Fund	4/1/2010	4/1/2010	4/1/2010	4/1/2010	None*
RetireSMART 2020 Fund	12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2025 Fund	4/1/2010	4/1/2010	4/1/2010	4/1/2010	None*
RetireSMART 2030 Fund	12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2035 Fund	4/1/2010	4/1/2010	4/1/2010	4/1/2010	None*
RetireSMART 2040 Fund	12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2045 Fund	4/1/2010	4/1/2010	4/1/2010	4/1/2010	None*
RetireSMART 2050 Fund	12/17/2007	12/17/2007	12/17/2007	12/17/2007	12/17/2007

*	Class N shares were eliminated as of February 8, 2011.

The Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the Funds. The financial statements of the applicable MassMutual Select Funds (“Select”), MassMutual Premier Funds (“Premier”) (which are advised by MassMutual), and Oppenheimer Funds (which are advised by OppenheimerFunds, Inc., a majority-owned, indirect subsidiary of MassMutual) are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each Fund are diversified and a shareholder’s interest is limited to the Select, Premier, or Oppenheimer Funds in which the shares are invested.

56

Notes to Financial Statements (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

The net asset value of each Fund is based upon the net asset values of its corresponding underlying funds. Shares of the underlying funds are valued at their closing net asset values as reported on each business day.

Certain underlying funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the underlying funds explain the valuation methods for the underlying funds, including the circumstances under which the underlying funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC EDGAR database on its Internet site at www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

All Funds characterized all investments at Level 1, as of June 30, 2012. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2012. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are

57

Notes to Financial Statements (Unaudited) (Continued)

recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

0.05% on the first $500 million; and
0.00% on any excess over $500 million

58

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class S	Class Y	Class L	Class A	Class N
RetireSMART Conservative Fund	0.0400%	0.0800%	0.1600%	0.1600%	None
RetireSMART Moderate Fund	0.0500%	0.0900%	0.1700%	0.1700%	None
RetireSMART Moderate Growth Fund	0.0500%	0.0900%	0.1700%	0.1700%	None
RetireSMART Growth Fund	0.0500%	0.0900%	0.1700%	0.1700%	None
RetireSMART In Retirement Fund	0.0200%	0.0859%	0.1859%	0.1859%	0.2359%
RetireSMART 2010 Fund	0.0196%	0.1096%	0.2096%	0.2096%	0.2596%
RetireSMART 2015 Fund	0.0100%	0.1000%	0.2000%	0.2000%	None
RetireSMART 2020 Fund	0.0258%	0.1158%	0.2158%	0.2158%	0.2658%
RetireSMART 2025 Fund	0.0100%	0.1000%	0.2000%	0.2000%	None
RetireSMART 2030 Fund	0.0233%	0.1133%	0.2133%	0.2133%	0.2633%
RetireSMART 2035 Fund	0.0100%	0.1000%	0.2000%	0.2000%	None
RetireSMART 2040 Fund	0.0116%	0.1016%	0.2016%	0.2016%	0.2516%
RetireSMART 2045 Fund	0.0100%	0.1000%	0.2000%	0.2000%	None
RetireSMART 2050 Fund	0.0100%	0.1000%	0.2000%	0.2000%	0.2500%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

59

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class S	Class Y	Class L	Class A	Class N
RetireSMART 2015 Fund*	0.10%	0.15%	0.25%	0.50%	None
RetireSMART 2025 Fund*	0.10%	0.15%	0.25%	0.50%	None
RetireSMART 2035 Fund*	0.10%	0.15%	0.25%	0.50%	None
RetireSMART 2045 Fund*	0.10%	0.15%	0.25%	0.50%	None
RetireSMART 2050 Fund*	0.10%	0.15%	0.25%	0.50%	0.80%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through March 31, 2013. Interest expense and short sale dividend and loan expense were not excluded from the caps prior to April 2, 2012.

MassMutual has agreed to bear the expenses of the RetireSMART Growth Fund (other than the management, Rule 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of Class S, Class Y, Class L, and Class A of the Fund in excess of 0.03% through March 31, 2013.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at June 30, 2012:

Total % Ownership by Related Party
RetireSMART Conservative Fund	96.6%
RetireSMART Moderate Fund	97.1%
RetireSMART Moderate Growth Fund	97.5%
RetireSMART Growth Fund	99.4%
RetireSMART In Retirement Fund	64.0%
RetireSMART 2010 Fund	71.8%
RetireSMART 2015 Fund	90.3%
RetireSMART 2020 Fund	77.1%
RetireSMART 2025 Fund	75.9%
RetireSMART 2030 Fund	78.0%
RetireSMART 2035 Fund	75.3%

60

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
RetireSMART 2040 Fund	79.9%
RetireSMART 2045 Fund	79.8%
RetireSMART 2050 Fund	78.8%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2012, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
RetireSMART Conservative Fund	$-	$30,205,545	$-	$68,152,439
RetireSMART Moderate Fund	-	47,413,550	-	106,027,238
RetireSMART Moderate Growth Fund	-	37,410,864	-	83,938,564
RetireSMART Growth Fund	-	10,915,453	-	11,345,715
RetireSMART In Retirement Fund	-	13,400,889	-	22,703,003
RetireSMART 2010 Fund	-	17,262,706	-	18,193,988
RetireSMART 2015 Fund	-	1,492,308	-	1,572,252
RetireSMART 2020 Fund	-	62,812,901	-	64,512,682
RetireSMART 2025 Fund	-	1,515,635	-	745,363
RetireSMART 2030 Fund	-	56,135,670	-	56,793,825
RetireSMART 2035 Fund	-	1,207,164	-	612,246
RetireSMART 2040 Fund	-	37,463,401	-	29,972,361
RetireSMART 2045 Fund	-	600,679	-	545,554
RetireSMART 2050 Fund	-	14,225,955	-	13,370,945

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

RetireSMART Conservative Fund Class S*
Sold	322,150	$3,260,059	10,010	$100,100
Issued as reinvestment of dividends	-	-	344	3,326
Redeemed	(58,364)	(590,049)	-	-

Net increase (decrease)	263,786	$2,670,010	10,354	$103,426

RetireSMART Conservative Fund Class Y*
Sold	47,381	$478,788	311,713	$3,114,089
Issued as reinvestment of dividends	-	-	10,284	99,448
Redeemed	(54,657)	(550,645)	(45,065)	(440,153)

Net increase (decrease)	(7,276)	$(71,857)	276,932	$2,773,384

61

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

RetireSMART Conservative Fund Class L*
Sold	799,366	$8,047,017	1,094,296	$10,874,075
Subscriptions in-kind	-	-	9,794,296	97,942,959
Issued as reinvestment of dividends	-	-	327,458	3,169,798
Redeemed	(3,956,865)	(38,955,502)	(1,156,013)	(11,516,492)

Net increase (decrease)	(3,157,499)	$(30,908,485)	10,060,037	$100,470,340

RetireSMART Conservative Fund Class A*
Sold	1,024,581	$10,184,896	1,487,254	$14,774,177
Subscriptions in-kind	-	-	16,037,714	160,377,134
Issued as reinvestment of dividends	-	-	535,631	5,184,909
Redeemed	(1,934,638)	(19,388,050)	(928,248)	(9,275,545)

Net increase (decrease)	(910,057)	$(9,203,154)	17,132,351	$171,060,675

RetireSMART Moderate Fund Class S*
Sold	103,827	$1,007,146	10,010	$100,100
Issued as reinvestment of dividends	-	-	276	2,620
Redeemed	(17,872)	(180,363)	-	-

Net increase (decrease)	85,955	$826,783	10,286	$102,720

RetireSMART Moderate Fund Class Y*
Sold	131,872	$1,327,096	366,319	$3,564,539
Issued as reinvestment of dividends	-	-	10,015	95,041
Redeemed	(108,377)	(1,109,448)	(19,474)	(185,332)

Net increase (decrease)	23,495	$217,648	356,860	$3,474,248

RetireSMART Moderate Fund Class L*
Sold	1,323,154	$13,294,944	1,505,157	$14,576,396
Subscriptions in-kind	-	-	16,229,115	162,291,149
Issued as reinvestment of dividends	-	-	400,911	3,804,643
Redeemed	(2,589,096)	(25,656,077)	(2,923,204)	(28,526,910)

Net increase (decrease)	(1,265,942)	$(12,361,133)	15,211,979	$152,145,278

RetireSMART Moderate Fund Class A*
Sold	1,594,501	$15,713,896	1,434,181	$13,950,510
Subscriptions in-kind	-	-	39,470,513	394,705,126
Issued as reinvestment of dividends	-	-	963,275	9,141,482
Redeemed	(6,208,661)	(62,156,751)	(3,340,143)	(32,514,189)

Net increase (decrease)	(4,614,160)	$(46,442,855)	38,527,826	$385,282,929

RetireSMART Moderate Growth Fund Class S*
Sold	670,262	$6,891,480	10,010	$100,100
Issued as reinvestment of dividends	-	-	198	1,847
Redeemed	(28,765)	(291,475)	-	-

Net increase (decrease)	641,497	$6,600,005	10,208	$101,947

RetireSMART Moderate Growth Fund Class Y*
Sold	31,474	$317,608	194,632	$1,855,679
Issued as reinvestment of dividends	-	-	3,247	30,327
Redeemed	(88,369)	(904,263)	(463)	(4,334)

Net increase (decrease)	(56,895)	$(586,655)	197,416	$1,881,672

62

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

RetireSMART Moderate Growth Fund Class L*
Sold	1,011,263	$10,056,598	955,162	$8,975,369
Subscriptions in-kind	-	-	13,403,653	134,036,528
Issued as reinvestment of dividends	-	-	240,204	2,243,509
Redeemed	(3,184,677)	(31,530,008)	(1,795,917)	(17,330,293)

Net increase (decrease)	(2,173,414)	$(21,473,410)	12,803,102	$127,925,113

RetireSMART Moderate Growth Fund Class A*
Sold	931,605	$9,146,027	1,115,818	$10,487,873
Subscriptions in-kind	-	-	28,105,852	281,058,518
Issued as reinvestment of dividends	-	-	469,324	4,388,180
Redeemed	(3,980,938)	(39,602,536)	(2,817,455)	(26,908,755)

Net increase (decrease)	(3,049,333)	$(30,456,509)	26,873,539	$269,025,816

RetireSMART Growth Fund Class S*
Sold	17,525	$168,168	10,010	$100,100
Issued as reinvestment of dividends	-	-	182	1,686
Redeemed	(1)	(9)	-	-

Net increase (decrease)	17,524	$168,159	10,192	$101,786

RetireSMART Growth Fund Class Y*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	-	-	180	1,666
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	10,190	$101,766

RetireSMART Growth Fund Class L*
Sold	414,927	$4,163,556	174,360	$1,624,322
Subscriptions in-kind	-	-	2,545,678	25,456,779
Issued as reinvestment of dividends	-	-	41,364	383,446
Redeemed	(399,758)	(3,999,078)	(351,715)	(3,383,230)

Net increase (decrease)	15,169	$164,478	2,409,687	$24,081,317

RetireSMART Growth Fund Class A*
Sold	368,053	$3,707,029	316,964	$2,970,100
Subscriptions in-kind	-	-	4,261,890	42,618,896
Issued as reinvestment of dividends	-	-	67,290	623,776
Redeemed	(438,155)	(4,372,275)	(442,370)	(4,243,480)

Net increase (decrease)	(70,102)	$(665,246)	4,203,774	$41,969,292

RetireSMART In Retirement Fund Class S
Sold	440,193	$4,508,765	1,159,275	$11,564,738
Issued as reinvestment of dividends	-	-	38,894	376,105
Redeemed	(364,334)	(3,718,174)	(976,540)	(9,785,884)

Net increase (decrease)	75,859	$790,591	221,629	$2,154,959

RetireSMART In Retirement Fund Class Y
Sold	200,433	$2,043,650	917,382	$9,056,786
Issued as reinvestment of dividends	-	-	61,738	598,239
Redeemed	(324,794)	(3,321,338)	(822,526)	(8,109,931)

Net increase (decrease)	(124,361)	$(1,277,688)	156,594	$1,545,094

63

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

RetireSMART In Retirement Fund Class L
Sold	244,703	$2,480,459	389,353	$3,896,456
Issued as reinvestment of dividends	-	-	90,733	878,299
Redeemed	(512,638)	(5,279,183)	(1,091,492)	(10,938,305)

Net increase (decrease)	(267,935)	$(2,798,724)	(611,406)	$(6,163,550)

RetireSMART In Retirement Fund Class A
Sold	93,657	$943,253	269,310	$2,661,081
Issued as reinvestment of dividends	-	-	80,494	773,547
Redeemed	(676,375)	(6,823,975)	(999,880)	(9,871,156)

Net increase (decrease)	(582,718)	$(5,880,722)	(650,076)	$(6,436,528)

RetireSMART In Retirement Fund Class N
Sold	240	$2,436	928	$9,328
Issued as reinvestment of dividends	-	-	29	283
Redeemed	(19)	(193)	(152)	(1,551)

Net increase (decrease)	221	$2,243	805	$8,060

RetireSMART 2010 Fund Class S
Sold	888,594	$9,326,208	1,741,558	$17,814,282
Issued as reinvestment of dividends	-	-	85,734	836,764
Redeemed	(384,752)	(4,004,227)	(1,640,995)	(16,678,143)

Net increase (decrease)	503,842	$5,321,981	186,297	$1,972,903

RetireSMART 2010 Fund Class Y
Sold	246,253	$2,555,924	618,433	$6,296,286
Issued as reinvestment of dividends	-	-	68,065	663,636
Redeemed	(600,372)	(6,290,952)	(733,823)	(7,449,612)

Net increase (decrease)	(354,119)	$(3,735,028)	(47,325)	$(489,690)

RetireSMART 2010 Fund Class L
Sold	240,871	$2,492,753	276,453	$2,817,718
Issued as reinvestment of dividends	-	-	27,817	271,219
Redeemed	(250,885)	(2,590,452)	(468,957)	(4,763,087)

Net increase (decrease)	(10,014)	$(97,699)	(164,687)	$(1,674,150)

RetireSMART 2010 Fund Class A
Sold	224,508	$2,298,733	323,936	$3,264,839
Issued as reinvestment of dividends	-	-	56,775	550,720
Redeemed	(449,815)	(4,638,436)	(875,922)	(8,841,770)

Net increase (decrease)	(225,307)	$(2,339,703)	(495,211)	$(5,026,211)

RetireSMART 2010 Fund Class N
Sold	5,865	$60,259	114,269	$1,181,798
Issued as reinvestment of dividends	-	-	3,320	32,071
Redeemed	(1,475)	(15,297)	(45,408)	(446,369)

Net increase (decrease)	4,390	$44,962	72,181	$767,500

RetireSMART 2015 Fund Class S
Sold	109,095	$1,191,899	140,031	$1,461,170
Issued as reinvestment of dividends	-	-	8,408	86,174
Redeemed	(96,851)	(1,078,015)	(14)	(154)

Net increase (decrease)	12,244	$113,884	148,425	$1,547,190

64

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

RetireSMART 2015 Fund Class Y
Sold	11,282	$120,054	29,660	$320,153
Issued as reinvestment of dividends	-	-	1,221	12,509
Redeemed	(32,128)	(350,835)	(12,739)	(141,141)

Net increase (decrease)	(20,846)	$(230,781)	18,142	$191,521

RetireSMART 2015 Fund Class L
Sold	1,388	$15,110	2,696	$28,299
Issued as reinvestment of dividends	-	-	519	5,321
Redeemed	(512)	(5,530)	(328)	(3,620)

Net increase (decrease)	876	$9,580	2,887	$30,000

RetireSMART 2015 Fund Class A
Sold	16,094	$177,045	29,905	$312,901
Issued as reinvestment of dividends	-	-	2,043	20,878
Redeemed	(12,636)	(139,851)	(4,496)	(48,041)

Net increase (decrease)	3,458	$37,194	27,452	$285,738

RetireSMART 2020 Fund Class S
Sold	2,110,573	$21,241,698	4,541,376	$44,722,962
Issued as reinvestment of dividends	-	-	230,676	2,117,608
Redeemed	(1,036,475)	(10,387,848)	(3,321,006)	(32,373,320)

Net increase (decrease)	1,074,098	$10,853,850	1,451,046	$14,467,250

RetireSMART 2020 Fund Class Y
Sold	832,645	$8,265,568	1,743,562	$17,061,781
Issued as reinvestment of dividends	-	-	130,140	1,193,382
Redeemed	(1,348,603)	(13,676,812)	(2,371,382)	(22,917,777)

Net increase (decrease)	(515,958)	$(5,411,244)	(497,680)	$(4,662,614)

RetireSMART 2020 Fund Class L
Sold	876,174	$8,693,308	983,222	$9,691,336
Issued as reinvestment of dividends	-	-	171,571	1,575,022
Redeemed	(1,004,496)	(10,020,541)	(3,049,251)	(30,169,238)

Net increase (decrease)	(128,322)	$(1,327,233)	(1,894,458)	$(18,902,880)

RetireSMART 2020 Fund Class A
Sold	800,903	$7,883,137	1,316,477	$12,795,774
Issued as reinvestment of dividends	-	-	143,993	1,311,774
Redeemed	(1,364,671)	(13,397,751)	(1,942,739)	(18,774,395)

Net increase (decrease)	(563,768)	$(5,514,614)	(482,269)	$(4,666,847)

RetireSMART 2020 Fund Class N
Sold	27,460	$271,251	290,568	$2,898,274
Issued as reinvestment of dividends	-	-	5,546	50,138
Redeemed	(26,267)	(257,910)	(77,738)	(717,123)

Net increase (decrease)	1,193	$13,341	218,376	$2,231,289

RetireSMART 2025 Fund Class S
Sold	43,651	$472,807	12,881	$136,065
Issued as reinvestment of dividends	-	-	4,785	47,709
Redeemed	(255)	(2,772)	(2)	(18)

Net increase (decrease)	43,396	$470,035	17,664	$183,756

65

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

RetireSMART 2025 Fund Class Y
Sold	6,452	$68,739	1,791	$18,810
Issued as reinvestment of dividends	-	-	666	6,641
Redeemed	(1,987)	(21,397)	(126)	(1,318)

Net increase (decrease)	4,465	$47,342	2,331	$24,133

RetireSMART 2025 Fund Class L
Sold	26,352	$279,525	17,523	$181,958
Issued as reinvestment of dividends	-	-	1,552	15,470
Redeemed	(29,479)	(316,429)	(38)	(424)

Net increase (decrease)	(3,127)	$(36,904)	19,037	$197,004

RetireSMART 2025 Fund Class A
Sold	48,817	$522,377	55,729	$598,370
Issued as reinvestment of dividends	-	-	3,527	35,075
Redeemed	(20,242)	(222,084)	(11,751)	(131,556)

Net increase (decrease)	28,575	$300,293	47,505	$501,889

RetireSMART 2030 Fund Class S
Sold	2,289,550	$23,158,455	5,053,392	$49,700,603
Issued as reinvestment of dividends	-	-	146,566	1,330,822
Redeemed	(713,247)	(7,163,474)	(3,690,445)	(36,447,413)

Net increase (decrease)	1,576,303	$15,994,981	1,509,513	$14,584,012

RetireSMART 2030 Fund Class Y
Sold	697,562	$6,953,228	1,491,396	$14,633,832
Issued as reinvestment of dividends	-	-	90,598	821,724
Redeemed	(1,456,825)	(14,837,815)	(1,737,930)	(16,744,145)

Net increase (decrease)	(759,263)	$(7,884,587)	(155,936)	$(1,288,589)

RetireSMART 2030 Fund Class L
Sold	707,495	$7,044,462	739,748	$7,298,394
Issued as reinvestment of dividends	-	-	108,669	987,803
Redeemed	(1,286,751)	(12,967,552)	(1,643,006)	(16,022,191)

Net increase (decrease)	(579,256)	$(5,923,090)	(794,589)	$(7,735,994)

RetireSMART 2030 Fund Class A
Sold	872,006	$8,559,317	1,102,544	$10,666,138
Issued as reinvestment of dividends	-	-	80,164	722,275
Redeemed	(1,119,236)	(11,151,260)	(1,674,020)	(16,242,741)

Net increase (decrease)	(247,230)	$(2,591,943)	(491,312)	$(4,854,328)

RetireSMART 2030 Fund Class N
Sold	46,250	$460,545	318,075	$3,167,883
Issued as reinvestment of dividends	-	-	4,454	39,910
Redeemed	(46,438)	(460,722)	(58,106)	(545,632)

Net increase (decrease)	(188)	$(177)	264,423	$2,662,161

RetireSMART 2035 Fund Class S
Sold	25,901	$281,168	18,246	$192,374
Issued as reinvestment of dividends	-	-	4,799	47,789
Redeemed	(2,909)	(32,041)	(118)	(1,171)

Net increase (decrease)	22,992	$249,127	22,927	$238,992

66

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

RetireSMART 2035 Fund Class Y
Sold	10,656	$112,412	4,660	$52,891
Issued as reinvestment of dividends	-	-	787	7,840
Redeemed	(6,033)	(65,341)	(7)	(76)

Net increase (decrease)	4,623	$47,071	5,440	$60,655

RetireSMART 2035 Fund Class L
Sold	34,630	$376,393	6,286	$67,811
Issued as reinvestment of dividends	-	-	839	8,351
Redeemed	(12,098)	(134,538)	(191)	(1,970)

Net increase (decrease)	22,532	$241,855	6,934	$74,192

RetireSMART 2035 Fund Class A
Sold	28,468	$306,846	54,100	$590,337
Issued as reinvestment of dividends	-	-	2,884	28,644
Redeemed	(21,944)	(240,067)	(9,741)	(108,742)

Net increase (decrease)	6,524	$66,779	47,243	$510,239

RetireSMART 2040 Fund Class S
Sold	1,726,970	$17,456,584	2,748,160	$27,061,257
Issued as reinvestment of dividends	-	-	91,363	830,492
Redeemed	(349,078)	(3,505,703)	(1,996,075)	(19,602,182)

Net increase (decrease)	1,377,892	$13,950,881	843,448	$8,289,567

RetireSMART 2040 Fund Class Y
Sold	422,556	$4,223,136	867,701	$8,510,004
Issued as reinvestment of dividends	-	-	37,678	341,739
Redeemed	(696,512)	(7,158,688)	(861,103)	(8,331,306)

Net increase (decrease)	(273,956)	$(2,935,552)	44,276	$520,437

RetireSMART 2040 Fund Class L
Sold	429,365	$4,293,633	605,677	$5,938,224
Issued as reinvestment of dividends	-	-	57,988	527,108
Redeemed	(540,691)	(5,465,463)	(1,475,552)	(14,386,081)

Net increase (decrease)	(111,326)	$(1,171,830)	(811,887)	$(7,920,749)

RetireSMART 2040 Fund Class A
Sold	654,163	$6,496,943	977,131	$9,404,825
Issued as reinvestment of dividends	-	-	40,068	361,014
Redeemed	(870,536)	(8,629,456)	(1,134,178)	(11,045,128)

Net increase (decrease)	(216,373)	$(2,132,513)	(116,979)	$(1,279,289)

RetireSMART 2040 Fund Class N
Sold	22,626	$222,959	296,560	$2,964,485
Issued as reinvestment of dividends	-	-	3,428	30,682
Redeemed	(29,052)	(285,621)	(57,015)	(533,404)

Net increase (decrease)	(6,426)	$(62,662)	242,973	$2,461,763

RetireSMART 2045 Fund Class S
Sold	8,332	$88,221	787	$8,311
Issued as reinvestment of dividends	-	-	4,380	43,244
Redeemed	(2,411)	(24,917)	(2)	(20)

Net increase (decrease)	5,921	$63,304	5,165	$51,535

67

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011

	Shares	Amount	Shares	Amount

RetireSMART 2045 Fund Class Y
Sold	1,574	$16,692	2,885	$32,242
Issued as reinvestment of dividends	-	-	697	6,873
Redeemed	(2,890)	(30,384)	(1,455)	(16,760)

Net increase (decrease)	(1,316)	$(13,692)	2,127	$22,355

RetireSMART 2045 Fund Class L
Sold	13,214	$142,358	12,239	$130,452
Issued as reinvestment of dividends	-	-	1,299	12,808
Redeemed	(20,007)	(215,888)	(180)	(1,792)

Net increase (decrease)	(6,793)	$(73,530)	13,358	$141,468

RetireSMART 2045 Fund Class A
Sold	21,719	$233,745	23,793	$254,642
Issued as reinvestment of dividends	-	-	1,772	17,441
Redeemed	(13,160)	(145,308)	(4,628)	(51,283)

Net increase (decrease)	8,559	$88,437	20,937	$220,800

RetireSMART 2050 Fund Class S
Sold	969,282	$8,109,158	1,730,581	$14,912,240
Issued as reinvestment of dividends	-	-	165,751	1,282,634
Redeemed	(1,200,748)	(10,194,897)	(1,166,370)	(10,181,379)

Net increase (decrease)	(231,466)	$(2,085,739)	729,962	$6,013,495

RetireSMART 2050 Fund Class Y
Sold	301,124	$2,507,754	453,989	$3,886,814
Issued as reinvestment of dividends	-	-	57,654	445,596
Redeemed	(171,278)	(1,444,781)	(201,935)	(1,760,766)

Net increase (decrease)	129,846	$1,062,973	309,708	$2,571,644

RetireSMART 2050 Fund Class L
Sold	150,624	$1,252,703	157,466	$1,343,142
Issued as reinvestment of dividends	-	-	17,533	135,569
Redeemed	(77,385)	(637,107)	(123,686)	(1,040,419)

Net increase (decrease)	73,239	$615,596	51,313	$438,292

RetireSMART 2050 Fund Class A
Sold	251,706	$2,072,259	512,400	$4,366,816
Issued as reinvestment of dividends	-	-	46,080	354,895
Redeemed	(103,452)	(849,747)	(160,429)	(1,388,984)

Net increase (decrease)	148,254	$1,222,512	398,051	$3,332,727

RetireSMART 2050 Fund Class N
Sold	23,259	$190,961	167,239	$1,477,495
Issued as reinvestment of dividends	-	-	11,219	86,523
Redeemed	(14,850)	(125,690)	(19,211)	(154,169)

Net increase (decrease)	8,409	$65,271	159,247	$1,409,849

*	Fund commenced operations on June 20, 2011.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended June 30, 2012, no material amounts have been retained by the Distributor.

68

Notes to Financial Statements (Unaudited) (Continued)

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended June 30, 2012, were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At June 30, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RetireSMART Conservative Fund	$237,629,811	$5,547,461	$(4,286,497)	$1,260,964
RetireSMART Moderate Fund	485,424,598	14,506,387	(15,041,879)	(535,492)
RetireSMART Moderate Growth Fund	354,072,296	11,638,669	(14,599,763)	(2,961,094)
RetireSMART Growth Fund	66,331,763	2,179,249	(3,069,757)	(890,508)
RetireSMART In Retirement Fund	88,722,763	4,216,490	(1,398,851)	2,817,639
RetireSMART 2010 Fund	102,086,400	5,239,000	(2,149,329)	3,089,671
RetireSMART 2015 Fund	3,315,111	130,554	(10,927)	119,627
RetireSMART 2020 Fund	352,010,453	29,501,555	(9,652,525)	19,849,030
RetireSMART 2025 Fund	2,907,652	79,999	(69,860)	10,139
RetireSMART 2030 Fund	291,410,096	26,687,464	(9,374,187)	17,313,277
RetireSMART 2035 Fund	2,607,809	76,064	(83,505)	(7,441)
RetireSMART 2040 Fund	185,940,650	16,852,721	(6,404,198)	10,448,523
RetireSMART 2045 Fund	1,600,757	63,985	(54,397)	9,588
RetireSMART 2050 Fund	37,964,179	1,117,734	(1,077,909)	39,825

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2011, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
RetireSMART In Retirement Fund	$-	$26,256,238	$-
RetireSMART 2010 Fund	2,964,850	27,127,749	865,289
RetireSMART 2020 Fund	-	73,970,411	11,128,973
RetireSMART 2030 Fund	-	58,290,268	12,679,147
RetireSMART 2040 Fund	-	33,068,663	4,612,337

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

69

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) elected to defer to the fiscal year beginning January 1, 2012, post-October capital losses:

Amount
RetireSMART 2020 Fund	$52,190
RetireSMART 2030 Fund	22,165

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2011, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
RetireSMART Conservative Fund	$8,405,565	$51,916	$-
RetireSMART Moderate Fund	12,854,509	189,277	-
RetireSMART Moderate Growth Fund	6,662,879	984	-
RetireSMART Growth Fund	958,158	52,416	-
RetireSMART In Retirement Fund	2,628,756	-	-
RetireSMART 2010 Fund	2,354,410	-	-
RetireSMART 2015 Fund	73,810	51,072	-
RetireSMART 2020 Fund	6,247,924	-	-
RetireSMART 2025 Fund	50,062	54,833	-
RetireSMART 2030 Fund	3,903,869	-	-
RetireSMART 2035 Fund	40,138	52,486	-
RetireSMART 2040 Fund	2,092,207	-	-
RetireSMART 2045 Fund	31,309	49,057	-
RetireSMART 2050 Fund	639,669	1,665,548	-

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2011, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
RetireSMART Conservative Fund	$77,370	$2,504,836	$503	$(10,465,937)
RetireSMART Moderate Fund	-	6,676,472	982	(32,757,730)
RetireSMART Moderate Growth Fund	-	5,487,702	701	(30,858,945)
RetireSMART Growth Fund	-	1,173,227	114	(5,828,072)
RetireSMART In Retirement Fund	2,636,922	(26,256,238)	(34,059)	(4,450,913)
RetireSMART 2010 Fund	2,497,654	(30,957,888)	(29,490)	(8,553,878)
RetireSMART 2015 Fund	96	29,373	(75)	(44,825)
RetireSMART 2020 Fund	7,020,328	(85,099,384)	(141,887)	(36,146,368)
RetireSMART 2025 Fund	30	36,746	(69)	(93,011)
RetireSMART 2030 Fund	4,932,055	(70,969,415)	(90,670)	(30,180,148)

70

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
RetireSMART 2035 Fund	$8	$38,428	$(70)	$(107,049)
RetireSMART 2040 Fund	2,713,787	(37,681,000)	(40,522)	(20,963,280)
RetireSMART 2045 Fund	-	31,646	(62)	(74,437)
RetireSMART 2050 Fund	1,449	744,225	(2,712)	(3,113,866)

The Funds did not have any unrecognized tax benefits at June 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2012, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2012, was as follows:

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
RetireSMART Conservative Fund
MassMutual Premier Core Bond Fund, Class Z	6,694,638	141,926	1,212,414	5,624,150	$65,352,628	$-	$(17,466)
MassMutual Premier Disciplined Growth Fund, Class S	838,343	26,665	178,012	686,996	7,254,679	-	93,870
MassMutual Premier Disciplined Value Fund, Class S	852,356	26,693	175,328	703,721	7,452,400	-	2,668
MassMutual Premier Focused International Fund, Class Z	95,904	42,928	20,825	118,007	1,273,301	-	(17,958)
MassMutual Premier High Yield Fund, Class Z	1,196,924	20,513	431,930	785,507	7,313,074	-	(66,008)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	2,181,027	207,702	800,576	1,588,153	18,978,427	-	400,837
MassMutual Premier International Bond Fund, Class S	809,634	92,275	312,564	589,345	5,999,531	-	(121,218)
MassMutual Premier International Equity Fund, Class S	211,442	43,333	44,081	210,694	2,578,894	-	(125,659)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	91,370	151	22,602	68,919	784,987	-	3,381
MassMutual Premier Money Market Fund, Class S	4,515,227	1,863	3,420,340	1,096,750	1,096,750	56	-
MassMutual Premier Short-Duration Bond Fund, Class Z	4,294,513	825,942	765,704	4,354,751	46,378,097	-	(198,358)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	531,254	14,645	122,968	422,931	4,757,977	-	(501,513)
MassMutual Premier Value Fund, Class S	23,353	2,016	22,165	3,204	45,653	-	(14,024)
MassMutual Select BlackRock Global Allocation Fund, Class S	129,657	217	172	129,702	1,334,630	-	(145)
MassMutual Select Blue Chip Growth Fund, Class S	162,950	13,572	30,064	146,458	1,776,530	-	28,092
MassMutual Select Core Opportunities Fund, Class S	278,356	12,741	291,097	-	-	39,754	(35,357)
MassMutual Select Diversified International Fund, Class S	421,741	120,649	86,243	456,147	2,691,267	-	(83,303)
MassMutual Select Diversified Value Fund, Class S	203,384	209,754	39,705	373,433	3,611,095	-	2,103
MassMutual Select Focused Value Fund, Class Z	242,842	69,461	41,364	270,939	4,969,021	-	10,028
MassMutual Select Fundamental Growth Fund, Class S	-	331,630	3,585	328,045	2,125,728	-	521
MassMutual Select Fundamental Value Fund, Class Z	288,353	88,905	54,748	322,510	3,502,454	-	(3,222)
MassMutual Select Growth Opportunities Fund, Class S	190,779	16,888	42,796	164,871	1,375,023	-	33,379
MassMutual Select Large Cap Growth Fund, Class S	242,167	15,210	257,377	-	-	1,467	(141,723)
MassMutual Select Large Cap Value Fund, Class S	51,466	4,776	12,475	43,767	470,499	-	335
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	235,773	6,339	39,334	202,778	3,136,981	-	(44,110)
MassMutual Select Mid-Cap Value Fund, Class S	357,117	68,178	77,971	347,324	3,605,219	-	(12,241)
MassMutual Select Overseas Fund, Class Z	1,064,656	115,604	245,582	934,678	6,178,223	-	(197,132)
MassMutual Select PIMCO Total Return Fund, Class Z	632,380	154,453	282,520	504,313	5,290,244	-	(85,264)
MassMutual Select Small Cap Growth Equity Fund, Class Z	145,492	9,084	29,691	124,885	1,919,480	-	(87,458)
MassMutual Select Small Cap Value Equity Fund, Class S	227,966	37,079	46,367	218,678	2,118,993	-	98

71

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
RetireSMART Conservative Fund (Continued)
MassMutual Select Small Company Growth Fund, Class S	115,804	8,939	27,785	96,958	$1,004,485	$-	$(4,783)
MassMutual Select Small Company Value Fund, Class Z	126,584	14,385	34,591	106,378	1,432,909	-	(12,250)
MassMutual Select Strategic Bond Fund, Class S	1,083,293	142,350	164,555	1,061,088	10,961,040	-	14,375
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	1,525,665	244,506	353,902	1,416,269	4,347,946	-	(116,014)
Oppenheimer Developing Markets Fund, Class Y*	75,654	23,192	103	98,743	3,094,592	-	(577)
Oppenheimer Real Estate Fund, Class Y*	287,844	11,407	93,624	205,627	4,678,018	43,722	43,236

					$238,890,775	$84,999	$(1,252,860)

RetireSMART Moderate Fund
MassMutual Premier Core Bond Fund, Class Z	9,125,454	351,787	768,018	8,709,223	$101,201,166	$-	$53,873
MassMutual Premier Disciplined Growth Fund, Class S	3,131,526	65,576	442,033	2,755,069	29,093,532	-	400,005
MassMutual Premier Disciplined Value Fund, Class S	2,827,362	65,446	437,479	2,455,329	26,001,935	-	98,134
MassMutual Premier Focused International Fund, Class Z	397,306	151,602	73,951	474,957	5,124,785	-	(53,035)
MassMutual Premier High Yield Fund, Class Z	2,087,466	30,225	811,495	1,306,196	12,160,687	-	15,700
MassMutual Premier Inflation-Protected and Income Fund, Class Z	2,175,507	95,444	691,869	1,579,082	18,870,030	-	442,656
MassMutual Premier International Bond Fund, Class S	800,388	142,498	315,990	626,896	6,381,800	-	(124,850)
MassMutual Premier International Equity Fund, Class S	949,554	110,436	153,187	906,803	11,099,269	-	(387,489)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,137,928	-	283,215	854,713	9,735,181	-	42,396
MassMutual Premier Money Market Fund, Class S	1,020,447	22	221,606	798,863	798,863	22	-
MassMutual Premier Short-Duration Bond Fund, Class Z	3,206,376	297,231	508,702	2,994,905	31,895,741	-	(102,864)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,532,330	33,079	279,346	1,286,063	14,468,211	-	(1,089,998)
MassMutual Premier Value Fund, Class S	79,514	4,380	74,631	9,263	131,992	-	(59,276)
MassMutual Select BlackRock Global Allocation Fund, Class S	512,789	-	2,047	510,742	5,255,539	-	(1,696)
MassMutual Select Blue Chip Growth Fund, Class S	887,296	36,177	144,698	778,775	9,446,545	-	212,783
MassMutual Select Core Opportunities Fund, Class S	594,188	26,010	620,198	-	-	88,568	(51,217)
MassMutual Select Diversified International Fund, Class S	1,393,481	374,476	301,235	1,466,722	8,653,659	-	(271,131)
MassMutual Select Diversified Value Fund, Class S	962,391	422,311	133,969	1,250,733	12,094,587	-	39,309
MassMutual Select Focused Value Fund, Class Z	510,700	151,106	74,511	587,295	10,770,992	-	76,768
MassMutual Select Fundamental Growth Fund, Class S	-	951,322	26,914	924,408	5,990,162	-	2,958
MassMutual Select Fundamental Value Fund, Class Z	1,518,421	180,809	234,317	1,464,913	15,908,957	-	55,711
MassMutual Select Growth Opportunities Fund, Class S	1,274,935	52,299	209,455	1,117,779	9,322,277	-	257,154
MassMutual Select Large Cap Growth Fund, Class S	775,910	18,836	794,746	-	-	4,212	(456,030)
MassMutual Select Large Cap Value Fund, Class S	322,264	14,500	68,691	268,073	2,881,784	-	19,223
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	1,232,261	20,193	139,275	1,113,179	17,220,878	-	(83,057)
MassMutual Select Mid-Cap Value Fund, Class S	1,779,591	165,188	268,646	1,676,133	17,398,259	-	46,952
MassMutual Select Overseas Fund, Class Z	5,439,423	377,111	793,160	5,023,374	33,204,501	-	(557,718)
MassMutual Select PIMCO Total Return Fund, Class Z	858,855	40,531	303,044	596,342	6,255,630	-	(52,300)
MassMutual Select Small Cap Growth Equity Fund, Class Z	280,493	78,050	108,016	250,527	3,850,605	-	(257,313)
MassMutual Select Small Cap Value Equity Fund, Class S	829,707	278,543	216,454	891,796	8,641,505	-	68,180
MassMutual Select Small Company Growth Fund, Class S	371,524	77,130	135,171	313,483	3,247,680	-	27,901
MassMutual Select Small Company Value Fund, Class Z	119,442	74,543	98,718	95,267	1,283,247	-	(53,458)
MassMutual Select Strategic Bond Fund, Class S	1,151,708	26,683	172,603	1,005,788	10,389,793	-	33,694
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,871,076	494,543	771,667	4,593,952	14,103,433	-	(275,014)
Oppenheimer Developing Markets Fund, Class Y*	151,860	47,110	604	198,366	6,216,794	-	(3,274)
Oppenheimer Real Estate Fund, Class Y*	916,079	28,057	250,110	694,026	15,789,087	149,127	206,661

					$484,889,106	$241,929	$(1,779,662)

RetireSMART Moderate Growth Fund
MassMutual Premier Core Bond Fund, Class Z	2,621,235	96,778	189,109	2,528,904	$29,385,859	$-	$15,857
MassMutual Premier Disciplined Growth Fund, Class S	3,514,622	40,438	528,142	3,026,918	31,964,253	-	461,138
MassMutual Premier Disciplined Value Fund, Class S	2,848,291	40,209	373,125	2,515,375	26,637,817	-	63,205
MassMutual Premier Focused International Fund, Class Z	364,244	150,570	87,104	427,710	4,614,988	-	(65,243)
MassMutual Premier High Yield Fund, Class Z	950,237	22,891	429,029	544,099	5,065,560	-	47,590
MassMutual Premier Inflation-Protected and Income Fund, Class Z	453,103	12,087	193,558	271,632	3,245,997	-	139,293

72

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund (Continued)
MassMutual Premier International Bond Fund, Class S	403,634	94,827	175,801	322,660	$3,284,677	$-	$(69,486)
MassMutual Premier International Equity Fund, Class S	972,769	120,147	182,477	910,439	11,143,769	-	(477,309)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,111,520	-	277,148	834,372	9,503,492	-	41,749
MassMutual Premier Short-Duration Bond Fund, Class Z	642,858	55,468	116,971	581,355	6,191,430	-	(25,355)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,410,928	23,553	280,838	1,153,643	12,978,481	-	(1,101,278)
MassMutual Premier Value Fund, Class S	111,837	3,038	102,933	11,942	170,172	-	(102,815)
MassMutual Select BlackRock Global Allocation Fund, Class S	369,862	-	1,701	368,161	3,788,372	-	(1,367)
MassMutual Select Blue Chip Growth Fund, Class S	1,053,111	18,429	233,287	838,253	10,168,003	-	291,836
MassMutual Select Core Opportunities Fund, Class S	433,240	15,757	448,997	-	-	61,744	(39,560)
MassMutual Select Diversified International Fund, Class S	2,240,278	368,270	360,604	2,247,944	13,262,871	-	(331,558)
MassMutual Select Diversified Value Fund, Class S	1,376,077	334,484	255,492	1,455,069	14,070,515	-	50,897
MassMutual Select Focused Value Fund, Class Z	348,647	103,547	63,441	388,753	7,129,727	-	47,520
MassMutual Select Fundamental Growth Fund, Class S	-	1,222,668	34,845	1,187,823	7,697,093	-	4,544
MassMutual Select Fundamental Value Fund, Class Z	1,868,250	150,980	356,815	1,662,415	18,053,831	-	44,520
MassMutual Select Growth Opportunities Fund, Class S	1,639,537	26,723	296,896	1,369,364	11,420,495	-	304,489
MassMutual Select Large Cap Growth Fund, Class S	994,709	680	995,389	-	-	5,414	(621,542)
MassMutual Select Large Cap Value Fund, Class S	397,573	8,144	110,741	294,976	3,170,997	-	27,170
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	1,084,851	14,325	119,395	979,781	15,157,205	-	(93,018)
MassMutual Select Mid-Cap Value Fund, Class S	1,515,152	185,675	238,753	1,462,074	15,176,325	-	14,372
MassMutual Select Overseas Fund, Class Z	5,371,902	467,251	807,643	5,031,510	33,258,283	-	(613,036)
MassMutual Select PIMCO Total Return Fund, Class Z	303,155	4,877	58,622	249,410	2,616,307	-	(13,072)
MassMutual Select Small Cap Growth Equity Fund, Class Z	349,303	73,604	120,667	302,240	4,645,427	-	(307,844)
MassMutual Select Small Cap Value Equity Fund, Class S	809,528	245,648	203,113	852,063	8,256,489	-	41,328
MassMutual Select Small Company Growth Fund, Class S	472,788	72,721	124,624	420,885	4,360,366	-	4,678
MassMutual Select Small Company Value Fund, Class Z	313,292	66,882	93,926	286,248	3,855,765	-	(28,532)
MassMutual Select Strategic Bond Fund, Class S	363,542	3,184	25,796	340,930	3,521,803	-	4,661
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,239,021	360,834	634,305	3,965,550	12,174,239	-	(224,771)
Oppenheimer Developing Markets Fund, Class Y*	69,673	24,845	309	94,209	2,952,508	-	(1,618)
Oppenheimer Real Estate Fund, Class Y*	723,640	19,926	207,826	535,740	12,188,086	114,769	153,911

					$351,111,202	$181,927	$(2,358,646)

RetireSMART Growth Fund
MassMutual Premier Core Bond Fund, Class Z	66,992	16,718	23,015	60,695	$705,270	$-	$3,776
MassMutual Premier Disciplined Growth Fund, Class S	639,652	30,112	67,041	602,723	6,364,759	-	69,755
MassMutual Premier Disciplined Value Fund, Class S	460,285	29,865	41,166	448,984	4,754,742	-	12,287
MassMutual Premier Focused International Fund, Class Z	75,888	34,863	10,239	100,512	1,084,527	-	(6,947)
MassMutual Premier High Yield Fund, Class Z	85,564	1,784	51,199	36,149	336,543	-	11,209
MassMutual Premier Inflation-Protected and Income Fund, Class Z	19,385	1,327	11,932	8,780	104,920	-	10,281
MassMutual Premier International Bond Fund, Class S	14,585	16,071	4,862	25,794	262,587	-	(2,060)
MassMutual Premier International Equity Fund, Class S	169,566	37,377	21,228	185,715	2,273,154	-	(52,049)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	120,988	228	29,853	91,363	1,040,622	-	4,482
MassMutual Premier Short-Duration Bond Fund, Class Z	15,575	3,004	1,695	16,884	179,818	-	(316)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	286,158	21,119	33,526	273,751	3,079,695	-	(127,555)
MassMutual Premier Value Fund, Class S	29,698	2,692	27,933	4,457	63,507	-	(29,178)
MassMutual Select BlackRock Global Allocation Fund, Class S	8,895	17	5	8,907	91,655	-	(4)
MassMutual Select Blue Chip Growth Fund, Class S	236,236	16,287	33,621	218,902	2,655,286	-	48,272
MassMutual Select Core Opportunities Fund, Class S	76,860	7,962	84,822	-	-	12,738	(8,659)
MassMutual Select Diversified International Fund, Class S	481,759	94,687	42,099	534,347	3,152,648	-	(36,734)
MassMutual Select Diversified Value Fund, Class S	305,408	81,030	34,777	351,661	3,400,566	-	10,412
MassMutual Select Focused Value Fund, Class Z	61,461	25,283	6,994	79,750	1,462,616	-	7,559
MassMutual Select Fundamental Growth Fund, Class S	-	286,911	8,333	278,578	1,805,184	-	1,403
MassMutual Select Fundamental Value Fund, Class Z	411,141	53,054	48,855	415,340	4,510,589	-	11,659
MassMutual Select Growth Opportunities Fund, Class S	334,123	23,560	40,177	317,506	2,648,004	-	48,419

73

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
RetireSMART Growth Fund (Continued)
MassMutual Select Large Cap Growth Fund, Class S	227,653	571	228,224	-	$-	$1,265	$(141,796)
MassMutual Select Large Cap Value Fund, Class S	95,437	7,259	16,365	86,331	928,058	-	5,322
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	218,077	12,154	13,855	216,376	3,347,331	-	(6,588)
MassMutual Select Mid-Cap Value Fund, Class S	301,580	62,093	27,043	336,630	3,494,219	-	6,890
MassMutual Select Overseas Fund, Class Z	958,109	153,360	93,933	1,017,536	6,725,914	-	(62,894)
MassMutual Select PIMCO Total Return Fund, Class Z	9,685	682	1,417	8,950	93,891	-	(283)
MassMutual Select Small Cap Growth Equity Fund, Class Z	75,767	17,423	15,700	77,490	1,191,021	-	(37,308)
MassMutual Select Small Cap Value Equity Fund, Class S	146,996	55,551	26,004	176,543	1,710,705	-	8,135
MassMutual Select Small Company Growth Fund, Class S	103,249	17,150	16,762	103,637	1,073,678	-	2,133
MassMutual Select Small Company Value Fund, Class Z	73,389	15,313	12,766	75,936	1,022,858	-	(2,993)
MassMutual Select Strategic Bond Fund, Class S	32,419	495	498	32,416	334,855	-	117
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	765,719	113,780	68,728	810,771	2,489,066	-	(24,958)
Oppenheimer Developing Markets Fund, Class Y*	7,807	7,309	-	15,116	473,747	-	-
Oppenheimer Real Estate Fund, Class Y*	130,513	12,293	29,434	113,372	2,579,220	23,538	22,578

					$65,441,255	$37,541	$(255,633)

RetireSMART In Retirement Fund
MassMutual Premier Core Bond Fund, Class Z	1,608,682	250,262	278,383	1,580,561	$18,366,116	$-	$15,824
MassMutual Premier Disciplined Growth Fund, Class S	392,831	16,478	69,560	339,749	3,587,750	-	346,450
MassMutual Premier Disciplined Value Fund, Class S	386,520	16,471	50,644	352,347	3,731,359	-	155,039
MassMutual Premier Focused International Fund, Class Z	37,665	13,584	6,997	44,252	477,479	-	(5,960)
MassMutual Premier High Yield Fund, Class Z	339,523	9,377	148,167	200,733	1,868,822	-	(11,254)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,116,252	55,870	315,506	856,616	10,236,560	-	181,395
MassMutual Premier International Bond Fund, Class S	402,483	21,500	116,201	307,782	3,133,224	-	130,561
MassMutual Premier International Equity Fund, Class S	94,405	14,982	14,750	94,637	1,158,361	-	56,315
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	5,140	12	1,272	3,880	44,189	-	2,846
MassMutual Premier Money Market Fund, Class S	1,948,223	879	1,579,085	370,017	370,017	23	3
MassMutual Premier Short-Duration Bond Fund, Class Z	1,620,022	361,983	211,179	1,770,826	18,859,297	-	(43,260)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	205,786	9,089	42,238	172,637	1,942,169	-	(173,029)
MassMutual Premier Value Fund, Class S	10,535	456	9,580	1,411	20,108	-	3,959
MassMutual Select Blue Chip Growth Fund, Class S	59,259	2,842	9,567	52,534	637,232	-	33,094
MassMutual Select Core Opportunities Fund, Class S	96,915	6,677	103,592	-	-	14,382	47,787
MassMutual Select Diversified International Fund, Class S	174,418	42,732	28,917	188,233	1,110,573	-	44,487
MassMutual Select Diversified Value Fund, Class S	76,088	80,960	12,931	144,117	1,393,614	-	34,507
MassMutual Select Focused Value Fund, Class Z	95,606	26,989	13,867	108,728	1,994,078	-	14,744
MassMutual Select Fundamental Growth Fund, Class S	-	130,862	1,721	129,141	836,832	-	253
MassMutual Select Fundamental Value Fund, Class Z	108,808	33,483	16,356	125,935	1,367,659	-	3,842
MassMutual Select Growth Opportunities Fund, Class S	67,580	4,086	13,861	57,805	482,093	-	47,293
MassMutual Select Large Cap Growth Fund, Class S	99,799	298	100,097	-	-	574	59,725
MassMutual Select Large Cap Value Fund, Class S	15,492	1,250	4,860	11,882	127,730	-	7,484
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	100,693	3,704	13,010	91,387	1,413,759	-	(7,723)
MassMutual Select Mid-Cap Value Fund, Class S	156,613	20,888	25,365	152,136	1,579,174	-	83,981
MassMutual Select Overseas Fund, Class Z	514,863	46,055	79,492	481,426	3,182,228	-	(54,785)
MassMutual Select PIMCO Total Return Fund, Class Z	275,431	41,861	89,527	227,765	2,389,251	-	(16,930)
MassMutual Select Small Cap Growth Equity Fund, Class Z	56,915	2,663	14,519	45,059	692,555	-	(32,243)
MassMutual Select Small Cap Value Equity Fund, Class S	91,091	13,438	22,823	81,706	791,727	-	105,975
MassMutual Select Small Company Growth Fund, Class S	53,069	2,579	16,105	39,543	409,662	-	87,431
MassMutual Select Small Company Value Fund, Class Z	53,649	4,871	13,218	45,302	610,219	-	(372)
MassMutual Select Strategic Bond Fund, Class S	360,498	15,191	46,725	328,964	3,398,201	-	78,927
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	626,596	105,365	126,254	605,707	1,859,521	-	13,047
Oppenheimer Developing Markets Fund, Class Y*	30,094	9,655	11	39,738	1,245,404	-	(57)
Oppenheimer Real Estate Fund, Class Y*	130,646	6,721	39,633	97,734	2,223,439	20,887	188,769

					$91,540,402	$35,866	$1,398,125

74

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income		Net Realized Gain (Loss)
RetireSMART 2010 Fund
MassMutual Premier Core Bond Fund, Class Z	1,585,853	291,844	185,557	1,692,140	$19,662,665	$-		$10,725
MassMutual Premier Disciplined Growth Fund, Class S	584,453	38,599	53,071	569,981	6,019,001	-		247,094
MassMutual Premier Disciplined Value Fund, Class S	558,401	38,669	53,038	544,032	5,761,300	-		190,360
MassMutual Premier Focused International Fund, Class Z	65,711	20,309	7,842	78,178	843,536	-		(7,511)
MassMutual Premier High Yield Fund, Class Z	410,926	17,387	149,251	279,062	2,598,067	-		(11,698)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	854,522	78,661	178,799	754,384	9,014,894	-		109,257
MassMutual Premier International Bond Fund, Class S	287,067	49,771	77,209	259,629	2,643,028	-		(1,950)
MassMutual Premier International Equity Fund, Class S	157,003	26,614	16,345	167,272	2,047,410	-		37,574
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	16,480	9	4,056	12,433	141,607	-		7,712
MassMutual Premier Money Market Fund, Class S	1,130,821	175	861,337	269,659	269,659	14		-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,073,633	247,283	100,665	1,220,251	12,995,678	-		(20,788)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	269,874	18,924	32,967	255,831	2,878,104	-		(139,542)
MassMutual Premier Value Fund, Class S	21,659	1,233	20,062	2,830	40,328	-		19,921
MassMutual Select Blue Chip Growth Fund, Class S	86,173	7,483	13,642	80,014	970,573	-		52,819
MassMutual Select Core Opportunities Fund, Class S	106,800	11,313	118,113	-	-	18,007		30,030
MassMutual Select Diversified International Fund, Class S	315,946	67,684	32,292	351,338	2,072,895	-		54,694
MassMutual Select Diversified Value Fund, Class S	126,133	87,569	13,560	200,142	1,935,371	-		39,801
MassMutual Select Focused Value Fund, Class Z	99,266	36,424	9,262	126,428	2,318,689	-		9,068
MassMutual Select Fundamental Growth Fund, Class S	-	205,470	3,716	201,754	1,307,367	-		638
MassMutual Select Fundamental Value Fund, Class Z	164,935	47,521	15,532	196,924	2,138,599	-		2,861
MassMutual Select Growth Opportunities Fund, Class S	109,439	10,821	19,748	100,512	838,266	-		61,706
MassMutual Select Large Cap Growth Fund, Class S	164,011	204	164,215	-	-	905		83,855
MassMutual Select Large Cap Value Fund, Class S	18,660	3,355	3,749	18,266	196,362	-		2,594
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	194,554	12,347	16,495	190,406	2,945,577	-		(11,331)
MassMutual Select Mid-Cap Value Fund, Class S	284,823	49,584	30,735	303,672	3,152,116	-		139,891
MassMutual Select Overseas Fund, Class Z	861,630	93,261	111,242	843,649	5,576,521	-		(79,140)
MassMutual Select PIMCO Total Return Fund, Class Z	315,311	66,799	61,498	320,612	3,363,220	-		(13,389)
MassMutual Select Small Cap Growth Equity Fund, Class Z	64,632	9,252	17,148	56,736	872,028	-		(38,716)
MassMutual Select Small Cap Value Equity Fund, Class S	139,595	40,492	28,780	151,307	1,466,165	-		69,757
MassMutual Select Small Company Growth Fund, Class S	73,063	9,011	19,466	62,608	648,616	-		50,030
MassMutual Select Small Company Value Fund, Class Z	54,428	10,296	15,084	49,640	668,656	-		(615)
MassMutual Select Strategic Bond Fund, Class S	301,793	23,554	26,383	298,964	3,088,299	-		42,614
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	744,595	146,367	117,802	773,160	2,373,603	-		(4,469)
Oppenheimer Developing Markets Fund, Class Y*	30,723	12,466	13	43,176	1,353,113	-		(72)
Oppenheimer Real Estate Fund, Class Y*	150,399	12,660	32,299	130,760	2,974,758	27,124		146,075

					$105,176,071	$46,050		$1,079,855

RetireSMART 2015 Fund
MassMutual Premier Core Bond Fund, Class Z	33,213	23,298	11,415	45,096	$524,018	$-		$553
MassMutual Premier Disciplined Growth Fund, Class S	21,080	6,469	8,906	18,643	196,874	-		15,872
MassMutual Premier Disciplined Value Fund, Class S	20,153	6,475	8,188	18,440	195,280	-		7,818
MassMutual Premier Focused International Fund, Class Z	3,448	1,723	1,323	3,848	41,518	-		(648)
MassMutual Premier High Yield Fund, Class Z	11,969	3,761	7,101	8,629	80,337	-		808
MassMutual Premier Inflation-Protected and Income Fund, Class Z	24,308	8,472	11,191	21,589	257,991	-		5,960
MassMutual Premier International Bond Fund, Class S	10,355	3,965	5,777	8,543	86,967	-		44
MassMutual Premier International Equity Fund, Class S	7,254	3,049	3,037	7,266	88,942	-		(2,111)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	889	2	218	673	7,668	-		352
MassMutual Premier Money Market Fund, Class S	1,596	3	300	1,299	1,299	0	+	-
MassMutual Premier Short-Duration Bond Fund, Class Z	19,309	10,808	7,257	22,860	243,464	-		(1,347)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	10,760	3,482	5,422	8,820	99,223	-		(17,404)
MassMutual Premier Value Fund, Class S	863	274	977	160	2,286	-		820
MassMutual Select Blue Chip Growth Fund, Class S	5,104	1,644	2,618	4,130	50,101	-		5,822
MassMutual Select Core Opportunities Fund, Class S	4,396	1,419	5,815	-	-	669		2,966
MassMutual Select Diversified International Fund, Class S	15,182	6,443	5,396	16,229	95,751	-		(4,032)
MassMutual Select Diversified Value Fund, Class S	7,040	3,470	3,059	7,451	72,047	-		2,903

75

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
RetireSMART 2015 Fund (Continued)
MassMutual Select Focused Value Fund, Class Z	3,576	2,220	1,580	4,216	$77,326	$-	$2,732
MassMutual Select Fundamental Growth Fund, Class S	-	5,667	16	5,651	36,620	-	2
MassMutual Select Fundamental Value Fund, Class Z	9,818	4,236	4,351	9,703	105,378	-	2,168
MassMutual Select Growth Opportunities Fund, Class S	7,117	2,382	3,768	5,731	47,796	-	6,745
MassMutual Select Large Cap Growth Fund, Class S	4,220	12	4,232	-	-	22	(1,323)
MassMutual Select Large Cap Value Fund, Class S	1,925	733	847	1,811	19,471	-	656
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	7,015	2,044	2,038	7,021	108,613	-	(122)
MassMutual Select Mid-Cap Value Fund, Class S	12,171	5,320	4,665	12,826	133,134	-	6,394
MassMutual Select Overseas Fund, Class Z	34,262	12,360	13,035	33,587	222,009	-	(5,105)
MassMutual Select PIMCO Total Return Fund, Class Z	9,378	3,855	4,423	8,810	92,420	-	(662)
MassMutual Select Small Cap Growth Equity Fund, Class Z	4,383	1,695	2,189	3,889	59,774	-	(1,345)
MassMutual Select Small Cap Value Equity Fund, Class S	7,220	3,374	3,427	7,167	69,450	-	4,512
MassMutual Select Small Company Growth Fund, Class S	4,541	1,655	2,254	3,942	40,837	-	3,511
MassMutual Select Small Company Value Fund, Class Z	3,418	1,390	1,764	3,044	41,001	-	954
MassMutual Select Strategic Bond Fund, Class S	7,361	2,351	2,492	7,220	74,581	-	1,453
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	28,563	12,700	11,575	29,688	91,138	-	(959)
Oppenheimer Developing Markets Fund, Class Y*	915	632	-	1,547	48,453	-	-
Oppenheimer Real Estate Fund, Class Y*	6,604	2,180	3,378	5,406	122,971	1,207	14,306

					$3,434,738	$1,898	$52,293

RetireSMART 2020 Fund
MassMutual Premier Core Bond Fund, Class Z	2,638,827	959,926	139,925	3,458,828	$40,191,593	$-	$10,751
MassMutual Premier Disciplined Growth Fund, Class S	2,852,681	149,477	300,123	2,702,035	28,533,485	-	431,444
MassMutual Premier Disciplined Value Fund, Class S	2,510,148	148,894	157,972	2,501,070	26,486,327	-	(323,254)
MassMutual Premier Focused International Fund, Class Z	354,899	90,593	35,504	409,988	4,423,775	-	(35,078)
MassMutual Premier High Yield Fund, Class Z	1,802,257	91,337	633,343	1,260,251	11,732,935	-	(70,757)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,470,158	104,169	291,185	1,283,142	15,333,547	-	192,601
MassMutual Premier International Bond Fund, Class S	1,099,315	118,193	286,123	931,385	9,481,497	-	88,479
MassMutual Premier International Equity Fund, Class S	834,655	121,409	73,954	882,110	10,797,022	-	121,265
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,302,076	2,705	320,904	983,877	11,206,360	-	760,264
MassMutual Premier Money Market Fund, Class S	45,059	78	9,001	36,136	36,136	1	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,478,415	350,853	103,668	1,725,600	18,377,645	-	(21,689)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,229,876	80,563	174,885	1,135,554	12,774,985	-	(705,840)
MassMutual Premier Value Fund, Class S	92,724	7,954	87,396	13,282	189,263	-	45,872
MassMutual Select Blue Chip Growth Fund, Class S	648,779	48,303	117,587	579,495	7,029,273	-	257,213
MassMutual Select Core Opportunities Fund, Class S	402,516	33,300	435,816	-	-	66,254	82,043
MassMutual Select Diversified International Fund, Class S	1,697,960	292,283	145,754	1,844,489	10,882,485	-	(146,484)
MassMutual Select Diversified Value Fund, Class S	981,773	427,965	104,505	1,305,233	12,621,600	-	347,632
MassMutual Select Focused Value Fund, Class Z	360,082	129,400	42,972	446,510	8,188,997	-	38,755
MassMutual Select Fundamental Growth Fund, Class S	-	1,509,588	24,521	1,485,067	9,623,237	-	4,694
MassMutual Select Fundamental Value Fund, Class Z	1,300,889	212,356	132,955	1,380,290	14,989,948	-	21,343
MassMutual Select Growth Opportunities Fund, Class S	884,282	69,954	169,420	784,816	6,545,363	-	512,921
MassMutual Select Large Cap Growth Fund, Class S	1,230,177	3,205	1,233,382	-	-	6,625	1,187,805
MassMutual Select Large Cap Value Fund, Class S	199,212	21,438	40,047	180,603	1,941,486	-	152,143
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	917,279	51,256	70,823	897,712	13,887,599	-	(47,038)
MassMutual Select Mid-Cap Value Fund, Class S	1,316,743	170,955	122,955	1,364,743	14,166,033	-	85,337
MassMutual Select Overseas Fund, Class Z	4,255,017	411,538	379,984	4,286,571	28,334,235	-	(289,859)
MassMutual Select PIMCO Total Return Fund, Class Z	683,374	80,108	93,649	669,833	7,026,548	-	(23,685)
MassMutual Select Small Cap Growth Equity Fund, Class Z	120,180	112,401	63,560	169,021	2,597,855	-	(176,632)
MassMutual Select Small Cap Value Equity Fund, Class S	344,894	225,554	107,217	463,231	4,488,710	-	244,579
MassMutual Select Small Company Growth Fund, Class S	312,274	111,045	77,426	345,893	3,583,451	-	194,908
MassMutual Select Small Company Value Fund, Class Z	207,551	97,094	58,649	245,996	3,313,564	-	(5,716)
MassMutual Select Strategic Bond Fund, Class S	480,049	28,566	30,654	477,961	4,937,332	-	51,869
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	3,152,460	546,192	493,520	3,205,132	9,839,755	-	(16,308)

76

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
RetireSMART 2020 Fund (Continued)
Oppenheimer Developing Markets Fund, Class Y*	68,529	37,046	-	105,575	$3,308,719	$-	$-
Oppenheimer Real Estate Fund, Class Y*	763,004	56,745	160,904	658,845	14,988,723	134,369	984,457

					$371,859,483	$207,249	$3,954,035

RetireSMART 2025 Fund
MassMutual Premier Core Bond Fund, Class Z	8,650	9,078	1,421	16,307	$189,489	$-	$90
MassMutual Premier Disciplined Growth Fund, Class S	15,212	7,569	4,071	18,710	197,581	-	8,749
MassMutual Premier Disciplined Value Fund, Class S	14,140	7,556	3,345	18,351	194,334	-	3,697
MassMutual Premier Focused International Fund, Class Z	2,729	2,284	776	4,237	45,718	-	(552)
MassMutual Premier High Yield Fund, Class Z	11,052	5,375	6,297	10,130	94,308	-	(20)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	4,853	2,936	2,203	5,586	66,754	-	1,504
MassMutual Premier International Bond Fund, Class S	6,418	4,423	3,116	7,725	78,641	-	550
MassMutual Premier International Equity Fund, Class S	5,748	4,415	1,602	8,561	104,781	-	(483)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	989	4	244	749	8,526	-	396
MassMutual Premier Short-Duration Bond Fund, Class Z	5,265	5,379	1,384	9,260	98,620	-	(265)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	7,817	4,581	2,686	9,712	109,257	-	(10,864)
MassMutual Premier Value Fund, Class S	678	521	1,044	155	2,210	-	265
MassMutual Select Blue Chip Growth Fund, Class S	4,906	3,165	1,320	6,751	81,892	-	3,893
MassMutual Select Core Opportunities Fund, Class S	2,307	1,697	4,004	-	-	550	938
MassMutual Select Diversified International Fund, Class S	11,845	9,010	3,181	17,674	104,278	-	(2,825)
MassMutual Select Diversified Value Fund, Class S	6,924	6,872	1,669	12,127	117,272	-	1,856
MassMutual Select Focused Value Fund, Class Z	2,220	2,157	660	3,717	68,169	-	959
MassMutual Select Fundamental Growth Fund, Class S	-	9,189	1	9,188	59,540	-	-
MassMutual Select Fundamental Value Fund, Class Z	9,558	6,840	2,408	13,990	151,937	-	982
MassMutual Select Growth Opportunities Fund, Class S	6,847	4,575	1,901	9,521	79,402	-	5,003
MassMutual Select Large Cap Growth Fund, Class S	6,917	30	6,947	-	-	41	(1,951)
MassMutual Select Large Cap Value Fund, Class S	1,906	1,401	750	2,557	27,491	-	804
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	5,452	2,561	985	7,028	108,727	-	(295)
MassMutual Select Mid-Cap Value Fund, Class S	8,516	6,171	2,220	12,467	129,403	-	3,743
MassMutual Select Overseas Fund, Class Z	28,811	18,596	7,445	39,962	264,146	-	(4,034)
MassMutual Select PIMCO Total Return Fund, Class Z	1,646	1,489	575	2,560	26,854	-	(105)
MassMutual Select Small Cap Growth Equity Fund, Class Z	3,116	2,400	1,121	4,395	67,544	-	(2,211)
MassMutual Select Small Cap Value Equity Fund, Class S	5,205	4,255	1,949	7,511	72,781	-	2,599
MassMutual Select Small Company Growth Fund, Class S	3,429	2,343	1,139	4,633	47,999	-	3,012
MassMutual Select Small Company Value Fund, Class Z	2,620	1,911	1,019	3,512	47,312	-	112
MassMutual Select Strategic Bond Fund, Class S	1,660	787	308	2,139	22,091	-	192
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	22,031	16,709	7,399	31,341	96,216	-	312
Oppenheimer Developing Markets Fund, Class Y*	452	643	-	1,095	34,322	-	-
Oppenheimer Real Estate Fund, Class Y*	4,466	2,705	1,888	5,283	120,196	1,111	9,778

					$2,917,791	$1,702	$25,829

RetireSMART 2030 Fund
MassMutual Premier Core Bond Fund, Class Z	1,059,716	409,991	82,316	1,387,391	$16,121,478	$-	$10,802
MassMutual Premier Disciplined Growth Fund, Class S	2,181,390	140,548	230,584	2,091,354	22,084,696	-	680,666
MassMutual Premier Disciplined Value Fund, Class S	1,896,275	140,124	141,765	1,894,634	20,064,175	-	(155,765)
MassMutual Premier Focused International Fund, Class Z	388,532	102,721	39,870	451,383	4,870,420	-	(32,517)
MassMutual Premier High Yield Fund, Class Z	1,238,505	70,938	470,128	839,315	7,814,019	-	(42,374)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	519,842	38,415	153,186	405,071	4,840,600	-	113,729
MassMutual Premier International Bond Fund, Class S	704,528	65,050	185,668	583,910	5,944,208	-	147,595
MassMutual Premier International Equity Fund, Class S	830,450	139,269	82,683	887,036	10,857,320	-	322,838
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	843,346	1,883	207,950	637,279	7,258,613	-	470,364
MassMutual Premier Short-Duration Bond Fund, Class Z	618,017	219,009	56,461	780,565	8,313,020	-	(10,504)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,163,558	85,177	171,402	1,077,333	12,119,995	-	(675,536)
MassMutual Premier Value Fund, Class S	83,641	10,566	81,284	12,923	184,149	-	3,491
MassMutual Select Blue Chip Growth Fund, Class S	789,780	64,289	85,125	768,944	9,327,291	-	201,651

77

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
RetireSMART 2030 Fund (Continued)
MassMutual Select Core Opportunities Fund, Class S	333,345	33,453	366,798	-	$-	$55,903	$75,643
MassMutual Select Diversified International Fund, Class S	1,758,640	320,108	163,680	1,915,068	11,298,904	-	(336,383)
MassMutual Select Diversified Value Fund, Class S	1,187,826	390,453	101,350	1,476,929	14,281,901	-	342,045
MassMutual Select Focused Value Fund, Class Z	289,948	111,538	36,019	365,467	6,702,658	-	42,670
MassMutual Select Fundamental Growth Fund, Class S	-	1,921,273	33,940	1,887,333	12,229,920	-	6,859
MassMutual Select Fundamental Value Fund, Class Z	1,584,756	223,001	138,635	1,669,122	18,126,665	-	44,483
MassMutual Select Growth Opportunities Fund, Class S	1,092,365	93,098	122,779	1,062,684	8,862,784	-	267,515
MassMutual Select Large Cap Growth Fund, Class S	1,478,520	4,320	1,482,840	-	-	8,452	1,306,154
MassMutual Select Large Cap Value Fund, Class S	265,027	28,660	32,203	261,484	2,810,952	-	147,162
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	896,127	52,748	83,917	864,958	13,380,895	-	(34,730)
MassMutual Select Mid-Cap Value Fund, Class S	1,248,829	180,073	120,614	1,308,288	13,580,030	-	73,920
MassMutual Select Overseas Fund, Class Z	4,386,015	490,357	376,298	4,500,074	29,745,492	-	(243,399)
MassMutual Select PIMCO Total Return Fund, Class Z	186,704	47,945	30,316	204,333	2,143,450	-	(6,406)
MassMutual Select Small Cap Growth Equity Fund, Class Z	285,418	91,892	72,364	304,946	4,687,017	-	(154,496)
MassMutual Select Small Cap Value Equity Fund, Class S	521,283	223,804	103,268	641,819	6,219,230	-	309,768
MassMutual Select Small Company Growth Fund, Class S	312,243	90,486	64,930	337,799	3,499,595	-	220,779
MassMutual Select Small Company Value Fund, Class Z	291,939	79,612	53,154	318,397	4,288,810	-	(3,307)
MassMutual Select Strategic Bond Fund, Class S	186,063	11,301	11,548	185,816	1,919,483	-	14,490
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	3,001,736	523,451	475,968	3,049,219	9,361,101	-	(27,196)
Oppenheimer Developing Markets Fund, Class Y*	58,435	39,632	-	98,067	3,073,411	-	-
Oppenheimer Real Estate Fund, Class Y*	643,274	55,441	139,986	558,729	12,711,091	114,890	781,901

					$308,723,373	$179,245	$3,861,912

RetireSMART 2035 Fund
MassMutual Premier Core Bond Fund, Class Z	6,407	4,451	937	9,921	$115,272	$-	$34
MassMutual Premier Disciplined Growth Fund, Class S	13,896	5,758	2,980	16,674	176,077	-	6,674
MassMutual Premier Disciplined Value Fund, Class S	12,663	5,740	2,596	15,807	167,398	-	3,179
MassMutual Premier Focused International Fund, Class Z	2,809	2,192	671	4,330	46,716	-	(383)
MassMutual Premier High Yield Fund, Class Z	6,251	2,208	3,917	4,542	42,290	-	272
MassMutual Premier Inflation-Protected and Income Fund, Class Z	2,185	1,385	1,512	2,058	24,596	-	929
MassMutual Premier International Bond Fund, Class S	4,637	2,636	2,377	4,896	49,838	-	437
MassMutual Premier International Equity Fund, Class S	5,735	3,986	1,383	8,338	102,051	-	(335)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	559	2	136	425	4,839	-	220
MassMutual Premier Short-Duration Bond Fund, Class Z	2,771	2,456	689	4,538	48,335	-	(130)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	8,036	3,900	2,089	9,847	110,774	-	(8,133)
MassMutual Premier Value Fund, Class S	703	477	1,026	154	2,191	-	260
MassMutual Select Blue Chip Growth Fund, Class S	5,497	2,887	1,115	7,269	88,173	-	3,521
MassMutual Select Core Opportunities Fund, Class S	2,047	1,319	3,366	-	-	479	649
MassMutual Select Diversified International Fund, Class S	12,467	8,162	2,739	17,890	105,553	-	(2,130)
MassMutual Select Diversified Value Fund, Class S	7,749	5,337	1,537	11,549	111,680	-	1,887
MassMutual Select Focused Value Fund, Class Z	2,063	1,761	401	3,423	62,777	-	673
MassMutual Select Fundamental Growth Fund, Class S	-	11,794	330	11,464	74,286	-	79
MassMutual Select Fundamental Value Fund, Class Z	10,633	6,197	2,104	14,726	159,924	-	1,204
MassMutual Select Growth Opportunities Fund, Class S	7,611	4,171	1,608	10,174	84,848	-	4,439
MassMutual Select Large Cap Growth Fund, Class S	8,713	29	8,742	-	-	51	(2,646)
MassMutual Select Large Cap Value Fund, Class S	2,090	1,280	608	2,762	29,695	-	733
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	5,569	2,164	884	6,849	105,960	-	(175)
MassMutual Select Mid-Cap Value Fund, Class S	8,580	5,346	1,783	12,143	126,040	-	3,236
MassMutual Select Overseas Fund, Class Z	30,391	16,285	6,218	40,458	267,429	-	(2,694)
MassMutual Select PIMCO Total Return Fund, Class Z	547	928	313	1,162	12,192	-	(53)
MassMutual Select Small Cap Growth Equity Fund, Class Z	3,184	2,016	949	4,251	65,343	-	(1,768)
MassMutual Select Small Cap Value Equity Fund, Class S	5,286	3,914	1,488	7,712	74,731	-	2,786
MassMutual Select Small Company Growth Fund, Class S	3,385	1,965	942	4,408	45,669	-	2,626
MassMutual Select Small Company Value Fund, Class Z	2,589	1,612	734	3,467	46,699	-	151
MassMutual Select Strategic Bond Fund, Class S	1,284	446	301	1,429	14,765	-	159

78

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
RetireSMART 2035 Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	20,744	13,578	5,438	28,884	$88,675	$-	$424
Oppenheimer Developing Markets Fund, Class Y*	400	664	-	1,064	33,344	-	-
Oppenheimer Real Estate Fund, Class Y*	4,238	2,163	1,469	4,932	112,208	1,040	7,721

					$2,600,368	$1,570	$23,846

RetireSMART 2040 Fund
MassMutual Premier Core Bond Fund, Class Z	611,048	205,846	21,328	795,566	$9,244,471	$-	$1,773
MassMutual Premier Disciplined Growth Fund, Class S	1,337,806	105,469	118,440	1,324,835	13,990,258	-	173,977
MassMutual Premier Disciplined Value Fund, Class S	1,112,278	105,315	62,960	1,154,633	12,227,565	-	(94,211)
MassMutual Premier Focused International Fund, Class Z	250,692	73,248	19,639	304,301	3,283,411	-	(16,379)
MassMutual Premier High Yield Fund, Class Z	423,744	28,998	204,129	248,613	2,314,591	-	10,812
MassMutual Premier Inflation-Protected and Income Fund, Class Z	135,982	21,374	74,780	82,576	986,784	-	59,331
MassMutual Premier International Bond Fund, Class S	344,634	45,271	74,974	314,931	3,205,994	-	42,538
MassMutual Premier International Equity Fund, Class S	543,008	104,981	40,765	607,224	7,432,421	-	176,163
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	472,791	906	116,790	356,907	4,065,171	-	301,673
MassMutual Premier Short-Duration Bond Fund, Class Z	196,684	67,071	15,771	247,984	2,641,026	-	(3,125)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	752,415	74,467	69,941	756,941	8,515,590	-	(287,554)
MassMutual Premier Value Fund, Class S	71,973	9,474	68,398	13,049	185,941	-	42,977
MassMutual Select Blue Chip Growth Fund, Class S	541,456	56,643	51,349	546,750	6,632,075	-	98,793
MassMutual Select Core Opportunities Fund, Class S	198,244	24,908	223,152	-	-	34,419	41,188
MassMutual Select Diversified International Fund, Class S	1,147,036	235,554	80,643	1,301,947	7,681,485	-	(18,845)
MassMutual Select Diversified Value Fund, Class S	790,142	183,405	53,899	919,648	8,892,995	-	185,274
MassMutual Select Focused Value Fund, Class Z	179,487	72,815	13,134	239,168	4,386,334	-	14,619
MassMutual Select Fundamental Growth, Class S	-	1,278,984	12,416	1,266,568	8,207,362	-	2,207
MassMutual Select Fundamental Value Fund, Class Z	1,076,393	151,263	73,819	1,153,837	12,530,670	-	21,427
MassMutual Select Growth Opportunities Fund, Class S	751,003	81,995	74,045	758,953	6,329,667	-	352,061
MassMutual Select Large Cap Growth Fund, Class S	974,235	2,553	976,788	-	-	5,601	733,906
MassMutual Select Large Cap Value Fund, Class S	184,211	25,227	16,976	192,462	2,068,970	-	71,730
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	600,762	43,951	35,582	609,131	9,423,252	-	(17,728)
MassMutual Select Mid-Cap Value Fund, Class S	827,050	152,397	52,057	927,390	9,626,311	-	86,031
MassMutual Select Overseas Fund, Class Z	2,853,515	380,112	194,409	3,039,218	20,089,231	-	(130,137)
MassMutual Select PIMCO Total Return Fund, Class Z	59,012	30,659	10,988	78,683	825,388	-	(2,386)
MassMutual Select Small Cap Growth Equity Fund, Class Z	197,250	64,136	32,632	228,754	3,515,953	-	(76,052)
MassMutual Select Small Cap Value Equity Fund, Class S	337,354	159,731	52,609	444,476	4,306,970	-	235,942
MassMutual Select Small Company Growth Fund, Class S	245,859	62,943	34,434	274,368	2,842,457	-	167,038
MassMutual Select Small Company Value Fund, Class Z	220,640	54,801	28,366	247,075	3,328,105	-	(4,225)
MassMutual Select Strategic Bond Fund, Class S	97,995	7,555	4,573	100,977	1,043,092	-	231
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	1,885,329	373,410	190,775	2,067,964	6,348,650	-	(1,100)
Oppenheimer Developing Markets Fund, Class Y*	43,187	27,536	19	70,704	2,215,851	-	(109)
Oppenheimer Real Estate Fund, Class Y*	383,004	42,666	73,972	351,698	8,001,132	70,602	395,770

					$196,389,173	$110,622	$2,563,610

RetireSMART 2045 Fund
MassMutual Premier Core Bond Fund, Class Z	2,337	1,017	612	2,742	$31,860	$-	$73
MassMutual Premier Disciplined Growth Fund, Class S	11,101	2,663	3,150	10,614	112,082	-	6,677
MassMutual Premier Disciplined Value Fund, Class S	9,827	2,657	2,334	10,150	107,487	-	2,577
MassMutual Premier Focused International Fund, Class Z	2,373	1,180	731	2,822	30,447	-	(562)
MassMutual Premier High Yield Fund, Class Z	1,978	290	1,808	460	4,280	-	372
MassMutual Premier Inflation-Protected and Income Fund, Class Z	525	223	470	278	3,328	-	272
MassMutual Premier International Bond Fund, Class S	1,720	481	1,040	1,161	11,814	-	275
MassMutual Premier International Equity Fund, Class S	4,882	2,057	1,505	5,434	66,515	-	(719)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,411	3	356	1,058	12,052	-	575
MassMutual Premier Short-Duration Bond Fund, Class Z	709	979	241	1,447	15,414	-	(52)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	6,730	1,957	2,258	6,429	72,322	-	(9,417)
MassMutual Premier Value Fund, Class S	729	244	842	131	1,863	-	512

79

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
RetireSMART 2045 Fund (Continued)
MassMutual Select Blue Chip Growth Fund, Class S	4,865	1,460	1,298	5,027	$60,978	$-	$3,767
MassMutual Select Core Opportunities Fund, Class S	1,702	616	2,318	-	-	293	1,308
MassMutual Select Diversified International Fund, Class S	10,435	4,266	2,994	11,707	69,069	-	(2,736)
MassMutual Select Diversified Value Fund, Class S	6,806	3,151	1,791	8,166	78,964	-	1,936
MassMutual Select Focused Value Fund, Class Z	1,636	950	437	2,149	39,419	-	601
MassMutual Select Fundamental Growth Fund, Class S	-	9,882	35	9,847	63,805	-	2
MassMutual Select Fundamental Value Fund, Class Z	9,340	3,491	2,462	10,369	112,603	-	943
MassMutual Select Growth Opportunities Fund, Class S	6,594	2,112	1,872	6,834	56,994	-	4,813
MassMutual Select Large Cap Growth Fund, Class S	7,423	22	7,445	-	-	44	(1,139)
MassMutual Select Large Cap Value Fund, Class S	1,844	650	584	1,910	20,534	-	631
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	4,875	1,080	926	5,029	77,802	-	(344)
MassMutual Select Mid-Cap Value Fund, Class S	7,414	3,090	1,940	8,564	88,897	-	3,214
MassMutual Select Overseas Fund, Class Z	24,901	8,211	6,635	26,477	175,010	-	(3,856)
MassMutual Select PIMCO Total Return Fund, Class Z	234	124	127	231	2,424	-	(23)
MassMutual Select Small Cap Growth Equity Fund, Class Z	2,557	1,050	973	2,634	40,485	-	(1,943)
MassMutual Select Small Cap Value Equity Fund, Class S	4,199	2,270	1,532	4,937	47,836	-	2,801
MassMutual Select Small Company Growth Fund, Class S	2,736	1,029	958	2,807	29,084	-	2,587
MassMutual Select Small Company Value Fund, Class Z	2,080	848	746	2,182	29,396	-	73
MassMutual Select Strategic Bond Fund, Class S	371	81	72	380	3,927	-	37
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	16,743	6,823	5,365	18,201	55,878	-	270
Oppenheimer Developing Markets Fund, Class Y*	243	304	3	544	17,055	-	(16)
Oppenheimer Real Estate Fund, Class Y*	3,386	1,035	1,312	3,109	70,721	659	6,889

					$1,610,345	$996	$20,398

RetireSMART 2050 Fund
MassMutual Premier Core Bond Fund, Class Z	55,186	23,908	17,620	61,474	$714,330	$-	$2,628
MassMutual Premier Disciplined Growth Fund, Class S	262,225	62,849	75,492	249,582	2,635,585	-	187,108
MassMutual Premier Disciplined Value Fund, Class S	229,810	62,879	57,345	235,344	2,492,292	-	90,610
MassMutual Premier Focused International Fund, Class Z	56,612	27,579	18,157	66,034	712,504	-	(14,784)
MassMutual Premier High Yield Fund, Class Z	51,575	6,802	46,691	11,686	108,793	-	9,327
MassMutual Premier Inflation-Protected and Income Fund, Class Z	8,913	5,202	8,314	5,801	69,318	-	2,088
MassMutual Premier International Bond Fund, Class S	38,519	11,269	20,892	28,896	294,166	-	3,362
MassMutual Premier International Equity Fund, Class S	120,065	48,137	37,338	130,864	1,601,771	-	(17,397)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	60,025	413	14,895	45,543	518,734	-	51,481
MassMutual Premier Short-Duration Bond Fund, Class Z	19,466	22,814	5,854	36,426	387,941	-	(1,082)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	154,680	49,446	57,168	146,958	1,653,274	-	(236,871)
MassMutual Premier Value Fund, Class S	13,861	5,723	16,671	2,913	41,507	-	7,284
MassMutual Select Blue Chip Growth Fund, Class S	115,804	34,223	31,851	118,176	1,433,473	-	107,874
MassMutual Select Core Opportunities Fund, Class S	40,149	13,509	53,658	-	-	6,600	7,923
MassMutual Select Diversified International Fund, Class S	242,920	100,610	74,414	269,116	1,587,787	-	(45,580)
MassMutual Select Diversified Value Fund, Class S	165,756	73,278	44,049	194,985	1,885,505	-	67,138
MassMutual Select Focused Value Fund, Class Z	40,172	21,725	10,728	51,169	938,442	-	15,493
MassMutual Select Fundamental Growth Fund, Class S	-	248,626	1,582	247,044	1,600,844	-	276
MassMutual Select Fundamental Value Fund, Class Z	226,634	81,499	60,397	247,736	2,690,411	-	25,114
MassMutual Select Growth Opportunities Fund, Class S	162,116	49,591	45,896	165,811	1,382,861	-	126,512
MassMutual Select Large Cap Growth Fund, Class S	181,266	1,384	182,650	-	-	1,056	(79,537)
MassMutual Select Large Cap Value Fund, Class S	45,416	15,325	14,446	46,295	497,669	-	11,771
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	116,428	26,375	22,669	120,134	1,858,475	-	(7,466)
MassMutual Select Mid-Cap Value Fund, Class S	172,265	69,729	47,728	194,266	2,016,480	-	108,502
MassMutual Select Overseas Fund, Class Z	591,861	196,490	164,513	623,838	4,123,571	-	(98,233)
MassMutual Select PIMCO Total Return Fund, Class Z	7,916	2,886	3,223	7,579	79,499	-	(563)
MassMutual Select Small Cap Growth Equity Fund, Class Z	48,146	26,384	23,485	51,045	784,559	-	(54,352)
MassMutual Select Small Cap Value Equity Fund, Class S	87,135	54,473	37,300	104,308	1,010,740	-	18,374
MassMutual Select Small Company Growth Fund, Class S	66,786	25,875	23,852	68,809	712,867	-	40,037
MassMutual Select Small Company Value Fund, Class Z	50,325	21,241	18,616	52,950	713,234	-	1,275

80

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 6/30/12	Value as of 6/30/12	Dividend Income	Net Realized Gain (Loss)
RetireSMART 2050 Fund (Continued)
MassMutual Select Strategic Bond Fund, Class S	7,384	1,902	1,750	7,536	$77,852	$-	$428
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	387,856	162,590	131,433	419,013	1,286,370	-	(2,953)
Oppenheimer Developing Markets Fund, Class Y*	7,805	6,882	5	14,682	460,119	-	(33)
Oppenheimer Real Estate Fund, Class Y*	79,483	24,079	31,780	71,782	1,633,031	15,093	139,314

					$38,004,004	$22,749	$465,068

*	Fund advised by OppenheimerFunds, Inc.
+	Amount is less than $0.50.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

81

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2012, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MassMutual (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund. In preparation for the meetings, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year, detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

82

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one-year or three-year period below are to periods ended December 31, 2011. The three-year period does not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the RetireSMART 2010 Fund had expenses in the second quartile of its peer group, and performance for the three-year period that had been very favorable (second quartile), although its performance was slightly below the median of its performance category (54th percentile) for the one-year period. The Committee reviewed this information with MassMutual, including the factors that may have contributed to the decline in relative performance in the most recent year, and determined that further inquiry was not required at this time.

The Committee considered that, in the case of a number of Funds, expense information showed the Funds to be in the first quartile of their peer groups (favorable), but that the Funds had performance information for only one year, which the Committee considered generally to be too short a period to warrant evaluation. The Committee considered the RetireSMART 2015 Fund (54th percentile), RetireSMART 2025 Fund (85th percentile), RetireSMART 2035 Fund (75th percentile), and RetireSMART 2045 Fund (75th percentile). The Committee considered MassMutual’s statements to the effect that the Funds had experienced below-median performance due largely to their relatively high allocations to equity securities during the period, consistent with their investment “glidepaths.”

The Committee considered the RetireSMART In Retirement Fund, whose expenses were slightly below the second quartile (54th percentile), and which had experienced an improvement in performance from the third quartile of its performance category for the three-year period to the second quartile of its performance category for the one-year period. The Committee reviewed with MassMutual the factors that had led to the improvement in performance and considered factors that may have contributed to the less favorable three-year performance number.

The Committee considered information regarding the other Funds, which had underperformed in recent periods compared to their peers. The Committee considered that each of the Funds had relatively favorable first or second quartile expenses, but had achieved unfavorable relative performance.

•

RetireSMART 2020, 2030, 2040, and 2050 Funds – The Committee considered that each of the Funds had achieved third- or fourth-quartile performance in the one-year period despite favorable three-year comparative performance. The Committee considered MassMutual’s statement that each Fund’s consistent investment “glidepath” strategy, including its higher exposure to equities, detracted from short-term Fund performance, but had enhanced long-term Fund performance and was expected to continue to enhance performance over the long period.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute

83

Other Information (Unaudited) (Continued)

performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (iv) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interests of each Fund’s shareholders.

84

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2012

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2012:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2012.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
RetireSMART Conservative Fund
Class S	$1,000	0.13%	$1,041.20	$0.66	$1,024.10	$0.65
Class Y	1,000	0.17%	1,042.30	0.86	1,023.90	0.85
Class L	1,000	0.25%	1,040.20	1.26	1,023.50	1.25
Class A	1,000	0.50%	1,039.20	2.52	1,022.30	2.50
RetireSMART Moderate Fund
Class S	1,000	0.12%	1,054.70	0.61	1,024.10	0.60
Class Y	1,000	0.16%	1,055.70	0.81	1,023.90	0.80
Class L	1,000	0.24%	1,054.70	1.22	1,023.50	1.20
Class A	1,000	0.49%	1,053.60	2.49	1,022.30	2.45

85

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
RetireSMART Moderate Growth Fund
Class S	$1,000	0.13%	$1,064.10	$0.66	$1,024.10	$0.65
Class Y	1,000	0.17%	1,064.10	0.87	1,023.90	0.85
Class L	1,000	0.25%	1,064.10	1.28	1,023.50	1.25
Class A	1,000	0.50%	1,063.00	2.55	1,022.30	2.50
RetireSMART Growth Fund
Class S	1,000	0.13%	1,070.00	0.67	1,024.10	0.65
Class Y	1,000	0.17%	1,069.00	0.87	1,023.90	0.85
Class L	1,000	0.25%	1,069.00	1.28	1,023.50	1.25
Class A	1,000	0.50%	1,067.90	2.56	1,022.30	2.50
RetireSMART In Retirement Fund
Class S	1,000	0.15%	1,042.70	0.76	1,024.00	0.75
Class Y	1,000	0.22%	1,042.60	1.11	1,023.60	1.10
Class L	1,000	0.32%	1,042.70	1.62	1,023.10	1.60
Class A	1,000	0.56%	1,041.00	2.83	1,022.00	2.80
Class N	1,000	0.87%	1,040.00	4.39	1,020.40	4.35
RetireSMART 2010 Fund
Class S	1,000	0.14%	1,049.20	0.71	1,024.00	0.70
Class Y	1,000	0.23%	1,049.30	1.17	1,023.60	1.15
Class L	1,000	0.33%	1,048.30	1.67	1,023.10	1.65
Class A	1,000	0.58%	1,047.60	2.94	1,021.90	2.90
Class N	1,000	0.88%	1,046.80	4.45	1,020.40	4.40
RetireSMART 2015 Fund
Class S	1,000	0.10%	1,057.60	0.51	1,024.20	0.50
Class Y	1,000	0.15%	1,057.60	0.76	1,024.00	0.75
Class L	1,000	0.25%	1,056.60	1.27	1,023.50	1.25
Class A	1,000	0.50%	1,055.80	2.54	1,022.30	2.50
RetireSMART 2020 Fund
Class S	1,000	0.10%	1,062.60	0.51	1,024.20	0.50
Class Y	1,000	0.19%	1,062.70	0.97	1,023.80	0.95
Class L	1,000	0.29%	1,061.60	1.48	1,023.30	1.45
Class A	1,000	0.54%	1,061.00	2.75	1,022.10	2.70
Class N	1,000	0.84%	1,059.40	4.28	1,020.60	4.20
RetireSMART 2025 Fund
Class S	1,000	0.10%	1,064.20	0.51	1,024.20	0.50
Class Y	1,000	0.15%	1,064.20	0.77	1,024.00	0.75
Class L	1,000	0.25%	1,062.20	1.27	1,023.50	1.25
Class A	1,000	0.50%	1,061.30	2.55	1,022.30	2.50
RetireSMART 2030 Fund
Class S	1,000	0.11%	1,067.50	0.56	1,024.20	0.55
Class Y	1,000	0.20%	1,066.50	1.02	1,023.70	1.00
Class L	1,000	0.30%	1,065.30	1.53	1,023.20	1.50
Class A	1,000	0.55%	1,063.70	2.81	1,022.00	2.75
Class N	1,000	0.85%	1,063.10	4.34	1,020.50	4.25

86

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
RetireSMART 2035 Fund
Class S	$1,000	0.10%	$1,066.30	$0.51	$1,024.20	$0.50
Class Y	1,000	0.15%	1,066.30	0.77	1,024.00	0.75
Class L	1,000	0.25%	1,065.30	1.28	1,023.50	1.25
Class A	1,000	0.50%	1,063.40	2.55	1,022.30	2.50
RetireSMART 2040 Fund
Class S	1,000	0.11%	1,067.40	0.56	1,024.20	0.55
Class Y	1,000	0.20%	1,067.50	1.02	1,023.70	1.00
Class L	1,000	0.30%	1,066.40	1.53	1,023.20	1.50
Class A	1,000	0.55%	1,065.90	2.81	1,022.00	2.75
Class N	1,000	0.85%	1,063.10	4.34	1,020.50	4.25
RetireSMART 2045 Fund
Class S	1,000	0.10%	1,069.00	0.51	1,024.20	0.50
Class Y	1,000	0.15%	1,067.90	0.77	1,024.00	0.75
Class L	1,000	0.25%	1,068.00	1.28	1,023.50	1.25
Class A	1,000	0.50%	1,067.10	2.56	1,022.30	2.50
RetireSMART 2050 Fund
Class S	1,000	0.10%	1,068.70	0.51	1,024.20	0.50
Class Y	1,000	0.15%	1,067.40	0.77	1,024.00	0.75
Class L	1,000	0.25%	1,067.50	1.28	1,023.50	1.25
Class A	1,000	0.50%	1,065.00	2.55	1,022.30	2.50
Class N	1,000	0.80%	1,065.10	4.09	1,020.80	4.00

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2012, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

87

Distributor: MML Distributors, LLC 1295 State Street Springfield, MA 01111-0001 August 29, 2012

©2012 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4543 0812 C:05477-04

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSMUTUAL SELECT FUNDS
By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date    8/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date    8/28/12

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date    8/28/12